                                                    OMB APPROVAL
                                                    ==========================
                                                    OMB Number: 3235-0578

                                                    Expires: May, 31, 2007

                                                    Estimated average burden
                                                    hours per response: 21.09
                                                    ==========================



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03153

                           RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                           RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406




                 -------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500

Date of fiscal year end:   OCTOBER 31

Date of reporting period:  May 1, 2006 -- July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

TAX-MANAGED GLOBAL EQUITY FUND

2006 Quarterly Report

CLASS C AND S SHARES:

TAX-MANAGED GLOBAL EQUITY FUND

JULY 31, 2006

                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                         Tax-Managed Global Equity Fund

                                Quarterly Report

                           July 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Quarterly Report............................................         4

Shareholder Requests for Additional Information......................         7

Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") changed its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo changed its name to Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC., MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Funds - Class S
   Shares

Domestic Equities - 74.9%
Quantitative Equity Fund                              170,263           6,638
Tax-Managed Large Cap Fund                          1,786,483          33,193
Tax-Managed Mid & Small Cap Fund                      761,886           9,958
                                                                 ------------
                                                                       49,789
                                                                 ------------

International Equities - 25.0%
Emerging Markets Fund                                 164,974           3,320
International Securities Fund                         177,930          13,277
                                                                 ------------
                                                                       16,597
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $46,995)                                              66,386

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                 76
                                                                 ------------

NET ASSETS - 100.0%                                                    66,462
                                                                 ============

            See accompanying notes which are an integral part of the schedule of investments.

                                                      Schedule of Investments  3

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (the "Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   The Fund allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). RIMCo, the Fund's investment adviser, may modify the target asset allocation for the Fund and modify the selection of Underlying Funds for the Fund from time to time. From time to time, the Fund may adjust its investments within set limits based on RIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table below:

                                            ASSET ALLOCATION
       ASSET CLASS/UNDERLYING FUNDS             TARGETS
------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                50%
         Tax-Managed Mid & Small Cap Fund          15
         Quantitative Equity Fund                  10
      International Equities
         International Securities Fund             20
         Emerging Markets Fund                      5
                                                  ---
                                                  100

   Investment Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make

 4  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between

                                                    Notes to Quarterly Report  5

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on a non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                      $     59,561,987
                                            ================
   Unrealized Appreciation                  $      6,823,712
   Unrealized Depreciation                                --
                                            ----------------
   Net Unrealized Appreciation
      (Depreciation)                        $      6,823,712
                                            ================

 6  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

                              Shareholder Requests for Additional Information  7

[RUSSELL LOGO]

Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com

                                                              36-08-092(7 07/06)

LIFEPOINTS(R) FUNDS

2006 Quarterly Report

CLASS A, C, E, R1, R2, R3*, AND S SHARES:

EQUITY GROWTH STRATEGY FUND

(Effective July 1, 2006, the Fund changed its name from Equity Aggressive Strategy Fund.)

GROWTH STRATEGY FUND

(Effective July 1, 2006, the Fund changed its name from Aggressive Strategy
Fund.)

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND


CLASS A, E, R1, R2, R3*, AND S SHARES:

2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND

JULY 31, 2006

*Effective March 1, 2006, Class D Shares of these Funds were redesignated Class R3 Shares.


                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                              LifePoints(R) Funds

                                Quarterly Report

                           July 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Growth Strategy Fund..........................................         3

Growth Strategy Fund.................................................         4

Balanced Strategy Fund...............................................         5

Moderate Strategy Fund...............................................         6

Conservative Strategy Fund...........................................         7

2010 Strategy Fund...................................................         8

2020 Strategy Fund...................................................         9

2030 Strategy Fund...................................................        10

2040 Strategy Fund...................................................        11

Notes to Quarterly Report............................................        12

Shareholder Requests for Additional Information......................        16

Russell Investment Company - LifePoints Funds

Copyright (c) Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") changed its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo changed its name to Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC., MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

RUSSELL INVESTMENT COMPANY
EQUITY GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Funds - Class S
   Shares

Domestic Equities - 70.5%
Diversified Equity Fund                             8,558,382         391,375
Quantitative Equity Fund                           10,095,174         393,611
Real Estate Securities Fund                         1,897,822          97,757
Special Growth Fund                                 1,562,439          80,887
                                                                 ------------
                                                                      963,630
                                                                 ------------

International Equities - 29.4%
Emerging Markets Fund                               3,470,644          69,829
International Securities Fund                       4,441,580         331,431
                                                                 ------------
                                                                      401,260
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $1,115,546)                                        1,364,890

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                              2,018
                                                                 ------------

NET ASSETS - 100.0%                                                 1,366,908
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                  Equity Growth Strategy Fund  3

RUSSELL INVESTMENT COMPANY
GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 20.0%
Multistrategy Bond Fund                            57,921,396         589,640
                                                                 ------------

Domestic Equities - 56.7%
Diversified Equity Fund                            14,651,503         670,013
Quantitative Equity Fund                           17,278,149         673,675
Real Estate Securities Fund                         3,579,371         184,374
Special Growth Fund                                 2,799,019         144,905
                                                                 ------------
                                                                    1,672,967
                                                                 ------------

International Equities - 23.1%
Emerging Markets Fund                               5,890,184         118,510
International Securities Fund                       7,532,774         562,096
                                                                 ------------
                                                                      680,606
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $2,548,745)                                        2,943,213

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              5,559
                                                                 ------------

NET ASSETS - 100.0%                                                 2,948,772
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 4  Growth Strategy Fund

RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 40.1%
Diversified Bond Fund                              37,780,998         867,074
Multistrategy Bond Fund                            84,930,811         864,595
                                                                 ------------
                                                                    1,731,669
                                                                 ------------

Domestic Equities - 40.7%
Diversified Equity Fund                            14,854,692         679,305
Quantitative Equity Fund                           17,563,110         684,786
Real Estate Securities Fund                         4,427,877         228,080
Special Growth Fund                                 3,239,318         167,699
                                                                 ------------
                                                                    1,759,870
                                                                 ------------

International Equities - 19.0%
Emerging Markets Fund                               6,408,521         128,940
International Securities Fund                       9,256,221         690,699
                                                                 ------------
                                                                      819,639
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $3,795,490)                                        4,311,178

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              7,843
                                                                 ------------

NET ASSETS - 100.0%                                                 4,319,021
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Balanced Strategy Fund  5

RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 59.6%
Diversified Bond Fund                              12,014,044         275,722
Short Duration Bond Fund                           18,108,693         336,460
                                                                 ------------
                                                                      612,182
                                                                 ------------

Domestic Equities - 29.0%
Diversified Equity Fund                             2,459,857         112,489
Quantitative Equity Fund                            2,894,139         112,843
Real Estate Securities Fund                           797,187          41,063
Special Growth Fund                                   594,517          30,778
                                                                 ------------
                                                                      297,173
                                                                 ------------

International Equities - 11.2%
International Securities Fund                       1,546,047         115,366
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $937,858)                                          1,024,721

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              2,347
                                                                 ------------

NET ASSETS - 100.0%                                                 1,027,068
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 6  Moderate Strategy Fund

RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 79.8%
Diversified Bond Fund                               4,009,063          92,008
Short Duration Bond Fund                           13,040,476         242,292
                                                                 ------------
                                                                      334,300
                                                                 ------------

Domestic Equities - 17.1%
Diversified Equity Fund                               642,111          29,364
Quantitative Equity Fund                              755,736          29,466
Real Estate Securities Fund                           244,704          12,605
                                                                 ------------
                                                                       71,435
                                                                 ------------

International Equities - 3.1%
International Securities Fund                         172,033          12,837
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $396,026)                                            418,572

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                176
                                                                 ------------

NET ASSETS - 100.0%                                                   418,748
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Conservative Strategy Fund  7

RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 55.7%
Diversified Bond Fund                                  93,354           2,143
Multistrategy Bond Fund                                32,877             335
Short Duration Bond Fund                              118,804           2,207
                                                                 ------------
                                                                        4,685
                                                                 ------------

Domestic Equities - 31.3%
Diversified Equity Fund                                21,969           1,005
Quantitative Equity Fund                               25,801           1,006
Real Estate Securities Fund                             6,826             352
Special Growth Fund                                     5,185             268
                                                                 ------------
                                                                        2,631
                                                                 ------------

International Equities - 12.8%
Emerging Markets Fund                                   2,533              51
International Securities Fund                          13,744           1,025
                                                                 ------------
                                                                        1,076
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $8,250)                                                8,392

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 15
                                                                 ------------

NET ASSETS - 100.0%                                                     8,407
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 8  2010 Strategy Fund

RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 45.7%
Diversified Bond Fund                                 143,374           3,290
Multistrategy Bond Fund                               204,714           2,084
Short Duration Bond Fund                               79,225           1,472
                                                                 ------------
                                                                        6,846
                                                                 ------------

Domestic Equities - 37.3%
Diversified Equity Fund                                47,295           2,163
Quantitative Equity Fund                               55,495           2,164
Real Estate Securities Fund                            13,593             700
Special Growth Fund                                    10,701             554
                                                                 ------------
                                                                        5,581
                                                                 ------------

International Equities - 16.9%
Emerging Markets Fund                                  15,772             317
International Securities Fund                          29,568           2,207
                                                                 ------------
                                                                        2,524
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $14,697)                                              14,951

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                   17
                                                                 ------------

NET ASSETS - 100.0%                                                    14,968
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                           2020 Strategy Fund  9

RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 36.5%
Diversified Bond Fund                                  98,759           2,267
Multistrategy Bond Fund                               264,967           2,697
                                                                 ------------
                                                                        4,964
                                                                 ------------

Domestic Equities - 43.4%
Diversified Equity Fund                                50,662           2,317
Quantitative Equity Fund                               59,540           2,321
Real Estate Securities Fund                            13,534             697
Special Growth Fund                                    10,924             566
                                                                 ------------
                                                                        5,901
                                                                 ------------

International Equities - 19.9%
Emerging Markets Fund                                  21,592             434
International Securities Fund                          30,535           2,279
                                                                 ------------
                                                                        2,713
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $13,279)                                              13,578

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                   21
                                                                 ------------

NET ASSETS - 100.0%                                                    13,599
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 10  2030 Strategy Fund

RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Russell Investment Company Funds - Class S
   Shares

Bonds - 28.6%
Diversified Bond Fund                                  42,673             980
Multistrategy Bond Fund                               218,593           2,225
                                                                 ------------
                                                                        3,205
                                                                 ------------

Domestic Equities - 49.6%
Diversified Equity Fund                                48,548           2,220
Quantitative Equity Fund                               56,973           2,221
Real Estate Securities Fund                            12,017             619
Special Growth Fund                                     9,840             510
                                                                 ------------
                                                                        5,570
                                                                 ------------

International Equities - 21.5%
Emerging Markets Fund                                  19,929             401
International Securities Fund                          26,875           2,005
                                                                 ------------
                                                                        2,406
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $10,857)                                              11,181

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                   38
                                                                 ------------

NET ASSETS - 100.0%                                                    11,219
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          2040 Strategy Fund  11

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   Effective March 1, 2006, Class D shares of the Funds were redesignated Class R3 shares.

   No Class R1 shares of the Moderate Strategy and Conservative Strategy Funds were issued during the period.

   No Class R2 shares of the 2010 Strategy, 2020 Strategy and 2030 Strategy Funds were issued during the period.

   Effective July 1, 2006, the Aggressive Strategy Fund changed its name to the Growth Strategy Fund and the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). RIMCo, the Funds' investment adviser, may modify the target asset allocation for any Fund and modify the selection of Underlying Funds for any Fund from time to time. From time to time, each Fund may adjust its investments within set limits based on RIMCo's outlook for the economy, financial markets generally and relative to market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                  EQUITY GROWTH          GROWTH             BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         29%                 23%                 16%                 11%                  7%
         Special Growth Fund             6                   5                   4                   3                  --
         Quantitative Equity
           Fund                         29                  23                  16                  11                   7
         Real Estate
           Securities Fund               7                   6                   5                   4                   3
      International Equities
         International
           Securities Fund              24                  19                  16                  11                   3
         Emerging Markets Fund           5                   4                   3                  --                  --
   Bonds
         Diversified Bond Fund          --                  --                  20                  27                  22
         Short Duration Bond
           Fund                         --                  --                  --                  33                  58
         Multistrategy Bond
           Fund                         --                  20                  20                  --                  --
                                       ---                 ---                 ---                 ---                 ---
                                       100                 100                 100                 100                 100

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S of the Underlying Funds. The allocation of these Funds' assets to the Underlying Funds in which it invests will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests. Each Fund expects that the amounts

 12  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   it allocates to each Underlying Fund will generally vary only within 10% of the percentages specified in the Prospectus. The following table shows the target allocation to each Underlying Fund as of July 31, 2006:

                                                                          ASSET ALLOCATION TARGETS
                                                -----------------------------------------------------------------------------
                                                      2010                2020                2030                2040
         ASSET CLASS/UNDERLYING FUNDS             STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity Fund                        12%                 14%                 17%                 20%
         Special Growth Fund                             3                   4                   4                   4
         Quantitative Equity Fund                       12                  14                  17                  20
         Real Estate Securities Fund                     4                   5                   5                   6
      International Equities
         International Securities Fund                  12                  15                  17                  18
         Emerging Markets Fund                           1                   2                   3                   3
   Bonds
         Diversified Bond Fund                          26                  22                  17                   9
         Short Duration Bond Fund                       26                  10                  --                  --
         Multistrategy Bond Fund                         4                  14                  20                  20
                                                       ---                 ---                 ---                 ---
                                                       100                 100                 100                 100

   Investment Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

                                                   Notes to Quarterly Report  13

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such

 14  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on a non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                      EQUITY GROWTH          GROWTH            BALANCED           MODERATE         CONSERVATIVE
                                         STRATEGY           STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $  1,171,150,079   $  2,578,503,330   $  3,857,007,455   $    948,960,088   $    398,591,655
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $    193,739,884   $    372,293,033   $    481,978,765   $     86,448,353   $     26,144,253
   Unrealized Depreciation                         --         (7,583,558)       (27,807,879)       (10,687,645)        (6,164,187)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $    193,739,884   $    364,709,475   $    454,170,886   $     75,760,708   $     19,980,066
                                     ================   ================   ================   ================   ================

                                                  2010               2020               2030               2040
                                                STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------
   Cost of Investments                      $      8,262,148   $     14,773,578   $     13,314,650   $     10,917,559
                                            ================   ================   ================   ================
   Unrealized Appreciation                  $        180,619   $        219,281   $        310,257   $        295,926
   Unrealized Depreciation                           (51,015)           (41,999)           (47,089)           (32,634)
                                            ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                         $        129,604   $        177,282   $        263,168   $        263,292
                                            ================   ================   ================   ================

                                                   Notes to Quarterly Report  15

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

 16  Shareholder Requests for Additional Information

[RUSSELL LOGO]

Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com

                                                              36-08-071(7 07/06)

RUSSELL FUNDS

2006 Quarterly Report

CLASS A AND B SHARES

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

JULY 31, 2006



                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                Quarterly Report

                           July 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Schedule of Investments.....................................         6

Notes to Quarterly Report............................................         7

Shareholder Requests for Additional Information......................        11

Russell Investment Company - Russell Multi-Manager Principal Protected Fund

Copyright (c) Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") changed its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo changed its name to Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC., MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 30.0%
Auto and Transportation - 1.0%
Alaska Air Group, Inc. (AE)                               600              22
Burlington Northern Santa Fe Corp.                      1,900             131
Expeditors International Washington, Inc.               2,000              91
Ford Motor Co.                                          8,900              59
Heartland Express, Inc.                                   500               8
TRW Automotive Holdings Corp. (AE)                        600              16
Union Pacific Corp.                                     1,700             144
                                                                 ------------
                                                                          471
                                                                 ------------

Consumer Discretionary - 3.1%
Advance Auto Parts, Inc.                                1,300              39
American Eagle Outfitters, Inc.                           500              16
Best Buy Co., Inc.                                      1,500              68
CBS Corp. Class B                                         900              25
Circuit City Stores, Inc.                                 900              22
Dress Barn, Inc. (AE)                                   1,700              37
Electronic Arts, Inc. (AE)                              1,900              90
Family Dollar Stores, Inc.                              1,100              25
Google, Inc. Class A (AE)                                 500             193
Hasbro, Inc.                                            2,000              37
International Game Technology                           2,200              85
Limited Brands, Inc.                                    1,800              45
Manpower, Inc.                                            300              18
Marriott International, Inc. Class A                    2,400              84
McDonald's Corp.                                        5,600             198
McGraw-Hill Cos., Inc. (The)                              400              23
Men's Wearhouse, Inc. (The)                             1,000              31
Sonic Corp. (AE)                                          800              16
Staples, Inc.                                           6,300             136
Waste Management, Inc.                                  1,500              52
Weight Watchers International, Inc.                       900              36
Williams-Sonoma, Inc.                                   1,100              35
Yum! Brands, Inc.                                       1,800              81
                                                                 ------------
                                                                        1,392
                                                                 ------------

Consumer Staples - 1.0%
Coca-Cola Co. (The)                                     1,900              85
Coca-Cola Enterprises, Inc.                             2,200              47
Kroger Co. (The)                                        2,500              57
PepsiCo, Inc.                                           3,900             247
                                                                 ------------
                                                                          436
                                                                 ------------

Financial Services - 7.5%
Allstate Corp. (The)                                    3,100             176
American International Group, Inc.                      3,400             206
Ameriprise Financial, Inc.                                700              31
AmSouth Bancorporation                                    900              26

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AON Corp.                                               2,200              75
Automatic Data Processing, Inc.                         1,900              83
Bank of America Corp.                                   7,500             387
BB&T Corp.                                              1,500              63
CapitalSource, Inc. (o)                                 1,000              24
CB Richard Ellis Group, Inc. Class A (AE)               2,100              49
Charles Schwab Corp. (The)                              5,000              79
Chubb Corp.                                             1,600              81
Citigroup, Inc.                                         6,600             319
Colonial BancGroup, Inc. (The)                            900              23
Equity Office Properties Trust (o)                      1,800              68
Fiserv, Inc. (AE)                                         600              26
Franklin Resources, Inc.                                2,100             192
Goldman Sachs Group, Inc.                               1,400             214
Hartford Financial Services Group, Inc.                   700              59
LandAmerica Financial Group, Inc. Class A                 500              32
Lehman Brothers Holdings, Inc.                            600              39
Loews Corp.                                             2,800             104
Marsh & McLennan Cos., Inc.                             1,400              38
Mellon Financial Corp.                                  2,200              77
Metlife, Inc.                                           3,100             161
Moody's Corp.                                           1,000              55
Morgan Stanley                                          3,300             220
PNC Financial Services Group, Inc.                      2,800             198
Raymond James Financial, Inc.                             700              20
Realty Income Corp. (o)                                   500              12
SLM Corp.                                                 900              45
Stancorp Financial Group, Inc.                            500              22
State Street Corp.                                      1,500              90
SunTrust Banks, Inc.                                      800              63
WR Berkley Corp.                                        1,800              65
                                                                 ------------
                                                                        3,422
                                                                 ------------

Health Care - 4.3%
Abbott Laboratories                                     2,800             134
Aetna, Inc.                                               500              16
Becton Dickinson & Co.                                  2,600             171
Biogen Idec, Inc. (AE)                                  1,900              80
Bristol-Myers Squibb Co.                                4,300             104
Cardinal Health, Inc.                                   2,200             147
Caremark Rx, Inc.                                       2,500             132
Genentech, Inc. (AE)                                    2,200             178
Hospira, Inc. (AE)                                      1,000              44
Humana, Inc. (AE)                                         600              33
IMS Health, Inc.                                        2,100              58
Merck & Co., Inc.                                       3,300             133
Pediatrix Medical Group, Inc. (AE)                        500              21
Pfizer, Inc.                                           13,500             351

                                                      Schedule of Investments  3

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                  700              27
Schering-Plough Corp.                                   9,300             190
Sierra Health Services, Inc. (AE)                         500              22
Tenet Healthcare Corp. (AE)                             4,400              26
WellPoint, Inc. (AE)                                    1,200              89
                                                                 ------------
                                                                        1,956
                                                                 ------------
Integrated Oils - 2.2%
Chevron Corp.                                           4,300             283
ConocoPhillips                                          3,700             254
Exxon Mobil Corp.                                       6,800             461
                                                                 ------------
                                                                          998
                                                                 ------------

Materials and Processing - 1.8%
Eagle Materials, Inc.                                   1,000              36
EMCOR Group, Inc. (AE)                                    500              26
Florida Rock Industries, Inc.                           1,000              38
Freeport-McMoRan Copper & Gold, Inc. Class B              900              49
Jacobs Engineering Group, Inc. (AE)                       400              33
Martin Marietta Materials, Inc.                           800              64
Masco Corp.                                             2,100              56
Newmont Mining Corp.                                    1,600              82
Nucor Corp.                                             1,000              53
Packaging Corp. of America                                500              12
Phelps Dodge Corp.                                        600              52
PPG Industries, Inc.                                      800              49
Rohm & Haas Co.                                         1,300              60
Scotts Miracle-Gro Co. (The) Class A                      200               8
Southern Copper Corp.                                     300              29
Timken Co.                                                600              19
Titanium Metals Corp. (AE)                                500              15
United States Steel Corp.                                 300              19
Vulcan Materials Co.                                      800              54
Weyerhaeuser Co.                                        1,000              59
                                                                 ------------
                                                                          813
                                                                 ------------

Miscellaneous - 1.2%
Eaton Corp.                                               300              19
General Electric Co.                                   15,000             490
Trinity Industries, Inc.                                1,400              47
                                                                 ------------
                                                                          556
                                                                 ------------

Other Energy - 1.2%
Anadarko Petroleum Corp.                                2,600             119
Apache Corp.                                            1,000              70
Cameron International Corp. (AE)                        1,500              75
Devon Energy Corp.                                        200              13
ENSCO International, Inc.                               1,100              51

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Helix Energy Solutions Group, Inc. (AE)                 1,200              47
Holly Corp.                                               500              25
Oceaneering International, Inc. (AE)                      500              22
Smith International, Inc.                                 800              36
Sunoco, Inc.                                              500              35
Tetra Technologies, Inc. (AE)                           1,500              43
                                                                 ------------
                                                                          536
                                                                 ------------
Producer Durables - 1.5%
Applied Materials, Inc.                                 8,400             132
Boeing Co.                                                600              46
Emerson Electric Co.                                    1,800             142
Gardner Denver, Inc. (AE)                               1,000              35
Illinois Tool Works, Inc.                               3,400             155
JLG Industries, Inc.                                    1,200              22
Joy Global, Inc.                                        2,100              79
Manitowoc Co., Inc. (The)                               1,500              59
                                                                 ------------
                                                                          670
                                                                 ------------

Technology - 4.2%
Agere Systems, Inc. Class A (AE)                        1,200              17
BEA Systems, Inc. (AE)                                  4,800              56
Benchmark Electronics, Inc. (AE)                          700              17
Ciena Corp. (AE)                                        2,600               9
Cisco Systems, Inc. (AE)                                8,400             150
Electronic Data Systems Corp.                           2,000              48
General Dynamics Corp.                                  2,600             174
Harris Corp.                                            2,100              96
Hewlett-Packard Co.                                     7,200             230
Ingram Micro, Inc. Class A (AE)                         1,400              25
Intuit, Inc. (AE)                                         800              25
Jabil Circuit, Inc.                                     1,500              35
Motorola, Inc.                                          8,300             189
Nvidia Corp. (AE)                                       1,700              38
Oracle Corp. (AE)                                       8,100             121
QLogic Corp. (AE)                                         700              12
Qualcomm, Inc.                                          4,900             173
Sanmina-SCI Corp. (AE)                                  3,100              11
Solectron Corp. (AE)                                    5,900              18
Sun Microsystems, Inc. (AE)                            15,900              69
Sycamore Networks, Inc. (AE)                            3,900              14
Symantec Corp. (AE)                                     2,700              47
Synopsys, Inc. (AE)                                     2,000              36
Texas Instruments, Inc.                                 6,600             196
Unisys Corp. (AE)                                       3,800              19
Western Digital Corp. (AE)                              3,300              58
                                                                 ------------
                                                                        1,883
                                                                 ------------
Utilities - 1.0%
American Electric Power Co., Inc.                       1,600              58

 4  Schedule of Investments

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Energy Corp.                                       1,800              55
Edison International                                      500              21
Southern Co. (The)                                      2,500              84
Verizon Communications, Inc.                            7,200             243
                                                                 ------------
                                                                          461
                                                                 ------------
TOTAL COMMON STOCKS
(cost $12,797)                                                         13,594
                                                                 ------------
LONG-TERM DEBT OBLIGATIONS - 63.7%
United States Government Treasuries - 63.7%
United States Treasury Notes
   Principal Only STRIP
   Zero coupon due 02/15/08                            24,820          23,012
   Zero coupon due 05/15/08                             6,370           5,833
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $29,338)                                                         28,845
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.4%
Russell Investment Company
   Money Market Fund                                  528,000             528
Russell Investment Company US Government Money
   Market Fund                                      2,220,000           2,220
United States Treasury Bills (c)(z)(sec.)
   4.884% due 09/14/06                                     30              30
   4.889% due 09/14/06                                    100              99
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,877)                                                           2,877
                                                                 ------------

TOTAL INVESTMENTS - 100.1%
(identified cost $45,012)                                              45,316

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                              (40)
                                                                 ------------

NET ASSETS - 100.0%                                                    45,276
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME) expiration date 09/06
   (10)                                                       641                  9

United States Treasury 2 Year Notes expiration
   date 09/06 (6)                                           1,221                  1
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         10
                                                                     ===============

            See accompanying notes which are an integral part of the schedule of investments.

                                                      Schedule of Investments  5

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.

ABBREVIATION:

STRIP - Separate Trading of Registered Interest and Principal of Securities

 6  Notes to Schedule of Investments

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds ("the Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of July 31, 2006, the Fund's allocation to equity securities was approximately 40% and the Fund's allocation to fixed income securities was approximately 60% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder's account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

   Offering Period                    01/21/03 - 02/27/03
   Guarantee Period                   03/03/03 - 03/03/08
   Post Guarantee Period
     Commencement                     03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

                                                    Notes to Quarterly Report  7

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   - The value of swap agreements is equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset of its share to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are

 8  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a

                                                    Notes to Quarterly Report  9

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Interest Rate Swap Agreements

   The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extend that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund and US Government Money Market Fund (collectively the "Money Market Funds") (two of the Funds of the Investment Company not presented herein). As of July 31, 2006, $528,000 of the Money Market Fund's net assets represents investments by this Fund and $1,808,852,105 represents the investment by other RIC Funds not presented herein. As of July 31, 2006, $2,220,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

5. FEDERAL INCOME TAXES

   At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                        $   45,045,843
                                              ==============
   Unrealized Appreciation                    $    1,031,629
   Unrealized Depreciation                          (761,033)
                                              --------------
   Net Unrealized Appreciation
      (Depreciation)                          $      270,596
                                              ==============

 10  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the "Insurer"), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG's most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, or may be obtained free of charge by calling the Fund at (800) 787-7354.

                             Shareholder Requests for Additional Information  11

[RUSSELL LOGO]


Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495


www.russell.com


                                                              36-08-095(1 07/06)

MONEY MARKET FUND


2006 Quarterly Report

CLASS A AND S SHARES:

MONEY MARKET FUND

CLASS S SHARES:

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


JULY 31, 2006


                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these
Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                               Money Market Funds

                                Quarterly Report

                           July 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         6

Tax Free Money Market Fund...........................................         7

Notes to Schedules of Investments....................................        13

Notes to Quarterly Report............................................        14

Shareholder Requests for Additional Information......................        16

Russell Investment Company - Money Market Funds

Copyright (c) Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") changed its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo changed its name to Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC., MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 33.8%
Bank of the West (E)                                                50,000       5.150          08/08/06            50,000
BNP Paribas (E)(A)                                                  60,000       5.144          05/18/07            60,000
Goldman Sachs Group, Inc. (E)                                       46,000       5.599          03/30/07            46,039
Goldman Sachs Group, Inc. (E)                                       75,000       5.262          05/11/07            75,074
Goldman Sachs Group, Inc. (E)                                       15,500       5.633          07/02/07            15,521
Goldman Sachs Group, LP (A)                                         15,000       4.469          01/16/07            15,000
Household Finance Corp.                                              7,150       5.640          07/27/07             7,162
HSBC Finance Corp.                                                  10,200       5.540          10/27/06            10,202
HSBC Finance Corp.                                                  10,000       7.000          11/01/06            10,053
HSBC Finance Corp.                                                  14,847       7.875          03/01/07            15,081
HSBC Finance Corp. (E)                                              30,000       5.490          07/27/07            30,008
Lehman Brothers Holding, Inc. (E)                                   60,000       5.197          06/26/07            60,000
Merrill Lynch & Co., Inc.                                           22,250       5.615          01/26/07            22,267
Merrill Lynch & Co., Inc.                                           30,000       5.183          05/29/07            30,000
MetLife Insurance Company of Connecticut (E)                        75,000       5.250          11/10/06            75,000
Metropolitan Life Global Funding (E)                                34,500       5.411          03/16/07            34,521
Metropolitan Life Insurance Co. (E)                                 75,000       5.587          10/13/06            75,000
Morgan Stanley (E)                                                  22,500       5.295          02/15/07            22,518
Morgan Stanley (E)                                                  90,000       5.390          04/03/07            90,001
Morgan Stanley                                                      52,935       5.615          07/27/07            53,014
New York Life Insurance Co. (E)                                     50,000       5.243          11/17/06            50,000
New York Life Insurance Co. (E)                                     90,000       5.221          05/16/07            90,000
Presbyterian Homes & Services Series B2, weekly demand (E)          17,024       5.330          12/01/28            17,024
Principal Life Global Funding I (E)                                100,250       5.310          11/13/06           100,294
Principal Life Global Funding I (E)                                  7,000       5.610          01/12/07             7,004
Protective Life Insurance Co. (E)                                   50,000       5.344          02/23/07            50,000
Protective Life US Funding Trust                                    40,720       5.875          08/15/06            40,746
Societe Generale (NY) (E)                                           50,000       5.458          06/04/07            50,000
Tango Finance Corp. (E)(A)                                          65,000       5.330          01/09/07            64,997
Tango Finance Corp. (A)                                             30,000       5.465          01/11/07            29,997
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $1,296,523)                                                      1,296,523
                                                                                                              ------------

MUNICIPAL BONDS - 0.7%
Illinois Health Facilities Authority Revenue - Elmhurst,
   weekly demand (E)(n)                                             27,300       5.290          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $27,300)                                                                      27,300
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                           361,495                                             361
Reserve Primary Fund Class 8                                           992                                               1
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (cost $362)                                                                  362
                                                                                                              ------------

DOMESTIC CERTIFICATE OF DEPOSIT - 3.9%
Citizens Bank of Massachusetts                                     100,000       5.450          09/29/06           100,000
Citizens Bank of Pennsylvania                                       50,000       5.410          09/18/06            50,000
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $150,000)                                                                    150,000
                                                                                                              ------------

                                                            Money Market Fund  3

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMERCIAL PAPER - 47.5%
BTM Capital Corp.                                                   60,000       5.300          08/09/06            59,929
BTM Capital Corp.                                                   25,000       5.410          09/20/06            24,812
Central American Bank For Economic Integration                      20,000       5.300          08/07/06            19,982
Citigroup Funding Inc.                                              80,000       5.300          08/01/06            80,000
Co-Op Association of Tractor Dealers - Series B                     15,105       5.330          08/07/06            15,092
Co-Op Association of Tractor Dealers - Series B                      7,780       5.000          08/08/06             7,772
Co-Op Association of Tractor Dealers - Series B                      6,033       5.350          08/11/06             6,024
Co-Op Association of Tractor Dealers - Series B                     14,900       5.390          08/28/06            14,840
Co-Op Association of Tractor Dealers - Series B                      5,982       5.390          08/30/06             5,956
Co-Op Association of Tractor Dealers - Series B                      7,714       5.100          08/31/06             7,681
Co-Op Association of Tractor Dealers - Series B                     10,248       5.000          09/01/06            10,204
Co-Op Association of Tractor Dealers - Series B                      5,466       5.000          09/05/06             5,439
Co-Op Association of Tractor Dealers - Series B                     10,170       5.250          09/15/06            10,103
Co-Op Association of Tractor Dealers - Series B                     10,142       5.000          09/25/06            10,065
Co-Op Association of Tractor Dealers - Series B                     18,242       5.460          09/25/06            18,090
Co-Op Association of Tractor Dealers - Series B                      8,325       5.020          09/29/06             8,257
Co-Op Association of Tractor Dealers - Series B                     11,507       5.310          10/03/06            11,400
Co-Op Association of Tractor Dealers - Series B                     10,260       5.125          10/30/06            10,129
Co-Op Association of Tractor Dealers - Series B                      8,895       5.410          12/21/06             8,705
Cullinan Finance Corp.                                              60,500       5.330          08/17/06            60,357
Cullinan Finance Corp.                                              40,031       5.340          08/17/06            39,936
Cullinan Finance Corp.                                              50,000       5.370          08/23/06            49,836
Cullinan Finance Corp.                                              30,000       5.380          09/06/06            29,839
Dealers Capital Access Trust                                        11,490       5.330          08/04/06            11,485
Dealers Capital Access Trust                                         5,003       5.330          08/08/06             4,998
Dealers Capital Access Trust                                         9,170       5.330          08/10/06             9,158
Dealers Capital Access Trust                                         5,372       5.370          08/11/06             5,364
Dealers Capital Access Trust                                        12,165       5.340          08/15/06            12,140
Dealers Capital Access Trust                                        13,859       5.370          08/18/06            13,824
Dealers Capital Access Trust                                        15,299       5.380          08/31/06            15,230
Dealers Capital Access Trust                                         7,113       5.390          09/15/06             7,065
Galleon Capital Corp.                                              100,000       5.290          08/07/06            99,912
Galleon Capital Corp.                                               25,000       5.390          08/30/06            24,891
Giro Balanced Funding Corp.                                        100,000       5.340          08/14/06            99,807
Giro Balanced Funding Corp.                                         75,000       5.370          08/21/06            74,776
Giro Balanced Funding Corp.                                         10,000       5.380          08/23/06             9,967
Gotham Funding Corp.                                                70,000       5.280          08/04/06            69,969
Gotham Funding Corp.                                                 8,317       5.330          08/15/06             8,300
Gotham Funding Corp.                                                28,690       5.350          08/17/06            28,622
Gotham Funding Corp.                                                50,000       5.380          08/25/06            49,821
Gotham Funding Corp.                                                30,000       5.390          08/25/06            29,892
HSBC Finance Corp.                                                  50,000       5.300          08/10/06            49,933
Ivory Funding Corp.                                                 13,057       5.320          08/15/06            13,030
Liquid Funding, Ltd.                                               100,000       5.300          08/03/06            99,971
Liquid Funding, Ltd.                                                60,000       5.300          08/09/06            59,929
Liquid Funding, Ltd.                                                10,000       5.370          08/17/06             9,976
Lockhart Funding LLC                                                50,000       5.310          08/01/06            50,000
Lockhart Funding LLC                                                60,000       5.350          08/21/06            59,822
Long Lane Master Trust IV                                           85,486       5.300          08/07/06            85,410
Long Lane Master Trust IV                                           80,000       5.390          08/29/06            79,665
Louis Dreyfus Corp. (Barc)                                          39,000       5.320          08/17/06            38,908

 4  Money Market Fund

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Louis Dreyfus Corp. (Barc)                                          45,000       5.380          08/28/06            44,818
Louis Dreyfus Corp. (CAI)                                           21,832       5.370          08/28/06            21,744
Three Pillars Funding Corp.                                         19,641       5.340          08/17/06            19,594
Victory Receivables Corp.                                           40,000       5.320          08/11/06            39,940
Victory Receivables Corp.                                           60,000       5.320          08/14/06            59,885
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,822,294)                                                      1,822,294
                                                                                                              ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 3.1%
Societe Generale (Cayman)                                          116,661       5.310          08/01/06           116,661
                                                                                                              ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost
$116,661)                                                                                                          116,661
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 0.2%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)(B)                                                   7,188       5.760          12/01/17             7,257
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$7,257)                                                                                                              7,257
                                                                                                              ------------

YANKEE CERTIFICATES OF DEPOSIT - 10.7%
Calyon New York                                                     50,000       5.130          03/08/07            50,000
Calyon New York                                                     66,500       5.250          04/03/07            66,500
Calyon New York                                                     50,000       5.650          07/23/07            50,000
Deutsche Bank AG (NY)                                               60,000       4.400          09/29/06            60,000
Deutsche Bank AG (NY)                                               60,000       4.540          10/16/06            60,000
Deutsche Bank AG (NY)                                               35,000       5.015          03/12/07            35,000
Royal Bank of Canada (NY)                                           50,000       5.420          06/04/07            50,000
Royal Bank of Scotland PLC                                          40,000       4.725          11/27/06            39,990

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost
$411,490)                                                                                                          411,490
                                                                                                              ------------

TOTAL INVESTMENTS - 99.9%
(cost $3,831,887) (+)                                                                                            3,831,887
                                                                                                              ------------

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                                                           4,881
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              3,836,768
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                            Money Market Fund  5

RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                              AMOUNTS ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY #          $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 8.6%
Federal National Mortgage Association                                2,165       5.270          08/02/06             2,164
                                                                                                              ------------

TOTAL INVESTMENTS - 8.6% (amortized cost $2,164)                                                                     2,164
                                                                                                              ------------

REPURCHASE AGREEMENT - 91.9%
Agreement with Barclays and The Bank of New York, Inc.
   (Tri-Party) of $23,050 dated July 31, 2006 at 5.250% to
   be repurchased at $23,053 on August 1, 2006,
   collateralized by: $23,809 par of US Government Agency
   Mortgage obligations, valued at $23,053                                                                          23,050
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENT (identified cost $23,050)                                                                23,050
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 100.5% (cost
$25,214) (+)                                                                                                        25,214

OTHER ASSETS AND LIABILITIES, NET - (0.5%)                                                                            (137)
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 25,077
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 6  US Government Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.7%
Alabama - 0.8%
Lee County Industrial Development Authority, weekly demand
   (E)                                                                 410       3.640          12/01/19               410
                                                                                                              ------------

California - 0.2%
State of California General Obligation Unlimited, weekly
   demand (E)(m)                                                       100       3.680          09/01/28               100
                                                                                                              ------------

Colorado - 2.1%
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)(m)                                                       500       3.800          10/01/30               500
Colorado Housing Finance Authority Revenue Bonds, weekly
   demand (E)                                                          500       3.670          02/15/28               500
Denver City & County Colorado Revenue Bonds, weekly demand
   (E)(m)                                                              100       3.700          12/01/29               100
                                                                                                              ------------
                                                                                                                     1,100
                                                                                                              ------------

Connecticut - 0.6%
City of Bridgeport Connecticut General Obligation Unlimited
   Notes                                                               300       4.500          09/15/06               300
                                                                                                              ------------

Delaware - 1.9%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)(m)                                                450       3.800          12/01/15               450
New Castle County Delaware Revenue Bonds, weekly demand
   (E)(m)                                                              500       3.710          08/01/31               500
                                                                                                              ------------
                                                                                                                       950
                                                                                                              ------------

Florida - 0.4%
Florida Housing Finance Corp. Revenue Bonds, weekly demand
   (E)                                                                 200       3.670          07/01/35               200
                                                                                                              ------------

Georgia - 3.1%
De Kalb County Housing Authority Revenue Bonds, weekly
   demand (E)(m)                                                       400       3.700          12/01/07               400
Gainesville & Hall County Development Authority Revenue
   Bonds, weekly demand (E)(m)                                         300       3.700          11/15/33               300
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)(m)                                                        65       3.640          03/01/17                65
Roswell Housing Authority Revenue Bonds, weekly demand (E)             600       3.670          06/15/25               600
Smyrna Housing Authority Revenue Bonds, weekly demand (E)              200       3.630          06/01/25               200
                                                                                                              ------------
                                                                                                                     1,565
                                                                                                              ------------

Illinois - 11.4%
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(m)                                                100       3.720          11/01/25               100
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(m)                                                800       3.710          06/01/29               800
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(m)                                                              845       3.660          02/01/19               845
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(m)                                                              750       3.760          04/01/21               750
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(m)                                                              500       3.830          08/01/26               500
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(m)                                                              125       3.660          07/01/33               125
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(m)                                                              600       3.660          02/01/35               600
Oakbrook Terrace Illinois Revenue Bonds, weekly demand
   (E)(m)                                                            2,100       3.850          12/01/25             2,100
                                                                                                              ------------
                                                                                                                     5,820
                                                                                                              ------------

                                                   Tax Free Money Market Fund  7

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Indiana - 0.2%
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)(m)                                                100       3.730          10/01/32               100
                                                                                                              ------------

Iowa - 0.2%
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(m)                                                       100       3.730          10/01/33               100
                                                                                                              ------------

Kansas - 6.7%
City of Salina Kansas Revenue Bonds, weekly demand (E)(m)            1,275       3.830          12/01/14             1,275
Lenexa Kansas Revenue Bonds, weekly demand (E)                       1,080       3.650          02/01/23             1,080
Prairie Village Kansas Revenue Bonds, weekly demand (E)                600       3.650          11/01/30               600
Wyandotte County Kansas City Unified Government General
   Obligation Unlimited Notes                                          480       3.730          04/01/07               480
                                                                                                              ------------
                                                                                                                     3,435
                                                                                                              ------------

Kentucky - 5.8%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)(m)                                                            1,700       3.660          10/01/19             1,700
Hardin County Water District No. 1 Revenue Bonds, weekly
   demand (E)(m)                                                     1,270       3.690          09/01/22             1,270
                                                                                                              ------------
                                                                                                                     2,970
                                                                                                              ------------

Maryland - 1.2%
County of Montgomery Maryland, weekly demand (E)                       641       3.850          04/01/14               641
                                                                                                              ------------

Massachusetts - 0.2%
Massachusetts Housing Finance Agency Revenue Bonds, weekly
   demand (E)                                                          100       3.670          06/01/34               100
                                                                                                              ------------

Michigan - 5.0%
Lansing Economic Development Corp. Revenue Bonds, semiannual
   demand (E)(m)                                                     1,365       4.100          05/01/15             1,365
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)(m)                                         500       3.570          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semiannual demand (E)(m)                                            685       3.500          08/01/15               685
                                                                                                              ------------
                                                                                                                     2,550
                                                                                                              ------------

Minnesota - 7.5%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)(m)              628       3.730          09/01/29               628
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)(m)                                                              500       3.730          05/01/26               500
Mankato Minnesota Revenue Bonds, weekly demand (E)(m)                  500       3.730          11/01/15               500
Roseville Minnesota Private School Facility Revenue Bonds,
   weekly demand (E)(m)                                                475       3.730          11/01/22               475
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(m)                                                600       3.730          05/01/22               600
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(m)                                              1,155       3.800          08/01/25             1,155
                                                                                                              ------------
                                                                                                                     3,858
                                                                                                              ------------

 8  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Missouri - 5.0%
Missouri Development Finance Board Revenue Bonds, weekly
   demand (E)                                                          500       3.680          12/01/33               500
Missouri Public Utilities Commission Revenue Notes                   1,000       4.000          09/15/06             1,001
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(m)                                 100       3.730          08/15/28               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(m)                                 950       3.730          10/01/32               950
                                                                                                              ------------
                                                                                                                     2,551
                                                                                                              ------------

Montana - 0.2%
Helena Montana Revenue Bonds, weekly demand (E)(m)                     100       3.730          10/01/32               100
                                                                                                              ------------

New Jersey - 3.5%
Borough of Riverdale New Jersey General Obligation Unlimited
   Notes                                                               429       4.500          11/03/06               430
Garwood Board of Education Notes                                       550       4.500          03/14/07               553
New Jersey Economic Development Authority Revenue Bonds,
   weekly demand (E)(m)                                                800       3.770          08/01/14               800
                                                                                                              ------------
                                                                                                                     1,783
                                                                                                              ------------

New York - 3.5%
Liberty Development Corp. Revenue Bonds, weekly demand (E)           1,300       3.680          10/01/29             1,300
Nassau County Industrial Development Agency Revenue Bonds,
   weekly demand (E)(m)                                                500       3.650          12/01/36               500
                                                                                                              ------------
                                                                                                                     1,800
                                                                                                              ------------

North Carolina - 2.9%
North Carolina Capital Facilities Finance Agency Revenue
   Bonds, weekly demand (E)(m)                                       1,500       3.680          11/01/25             1,500
                                                                                                              ------------

North Dakota - 0.2%
Ward County North Dakota Revenue Bonds, weekly demand (E)(m)           100       3.730          07/01/29               100
                                                                                                              ------------

Ohio - 18.6%
American Municipal Power-Ohio, Inc.                                    835       3.350          11/16/06               835
American Municipal Power-Ohio, Inc.                                    315       4.000          07/12/07               315
American Municipal Power-Ohio, Inc. General Obligation
   Limited Notes                                                     1,100       3.200          10/05/06             1,100
American Municipal Power-Ohio, Inc. General Obligation
   Limited Notes                                                       475       3.450          12/07/06               475
American Municipal Power-Ohio, Inc. Notes                              550       3.900          05/15/07               550
American Municipal Power-Ohio, Inc. Revenue Notes                      385       3.600          03/30/07               385
County of Clermont Ohio Revenue Bonds, semiannual demand
   (E)(m)                                                            1,255       4.000          05/01/12             1,255
Defiance City School District General Obligation Unlimited
   Notes                                                             1,000       4.500          01/25/07             1,005
Kirtland Oh General Obligation Unlimited Notes                         510       4.150          07/25/07               511
Stark County Ohio Revenue Bonds, semiannual demand (E)(m)            1,370       3.500          09/01/15             1,370
Stark County Ohio Revenue Bonds, weekly demand (E)(m)                1,595       3.500          09/15/16             1,595
Westerville Ohio General Obligation Limited Notes                      125       4.000          09/21/06               125
                                                                                                              ------------
                                                                                                                     9,521
                                                                                                              ------------

Pennsylvania - 0.4%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)(m)                                                       100       3.630          06/15/23               100

                                                   Tax Free Money Market Fund  9

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Langhorne Manor Boro Higher Education Authority Revenue
   Bonds, weekly demand (E)(m)                                         100       3.680          10/01/32               100
                                                                                                              ------------
                                                                                                                       200
                                                                                                              ------------

Rhode Island - 2.1%
Rhode Island Economic Development Corp. Revenue Bonds,
   weekly demand (E)(m)                                              1,065       3.680          07/01/23             1,065
                                                                                                              ------------

South Carolina - 0.4%
Greenville County School District Revenue Bonds, weekly
   demand (E)                                                          200       3.680          12/01/28               200
                                                                                                              ------------

Tennessee - 5.3%
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)(m)                                              1,600       3.750          12/01/14             1,600
Wilson County Industrial Development Board, weekly demand
   (E)                                                               1,100       3.660          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     2,700
                                                                                                              ------------

Vermont - 0.8%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(m)                                 390       3.680          06/01/27               390
                                                                                                              ------------

Virginia - 1.0%
Virginia Public Building Authority Revenue Bonds, weekly
   demand (E)(m)                                                       500       3.680          08/01/19               500
                                                                                                              ------------

Washington - 2.6%
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(m)                                              1,230       3.750          08/01/24             1,230
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(m)                                                100       3.720          06/01/32               100
                                                                                                              ------------
                                                                                                                     1,330
                                                                                                              ------------

West Virginia - 2.0%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       3.780          03/01/26             1,000
                                                                                                              ------------

Wisconsin - 3.9%
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)(m)                                                       500       3.730          07/01/21               500
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(m)                                       1,205       3.650          11/01/25             1,205
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(m)                                         100       3.680          12/01/29               100
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(m)                                 200       3.730          11/01/17               200
                                                                                                              ------------
                                                                                                                     2,005
                                                                                                              ------------

 10  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
(identified cost $50,944) (+)                                                                                       50,944

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                               144
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 51,088
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                  Tax Free Money Market Fund  11

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

                                                                     %
----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Industrial Revenue Bond                                              24
Non-Profit                                                           22
Nursing Home                                                         11
Bond Anticipation Note                                               10
Multi-Family Housing Bond                                             9
Education (colleges and universities)                                 7
Cashflow Note                                                         4
Water and Sewer                                                       3
Airport Revenue                                                       2
Hospital                                                              2
Local General Obligation                                              2
School District                                                       2
Miscellaneous Revenue                                                 1
Annual Appropriation                                                  1
                                                                    ---
                                                                    100
                                                                    ===

See accompanying notes which are an integral part of the schedules of investments.

 12  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

                                           Notes to Schedules of Investments  13

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   Investment Transactions

   Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

   Repurchase Agreements

   The Funds may enter into repurchase agreements. The US Government Money Market Fund currently invests primarily in repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, RIMCo will monitor the Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in "Illiquid Securities," a Fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under

 14  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund, US Government Money Market Fund, and Tax Free Money Market Fund. As of July 31, 2006, $1,809,380,105, $2,220,000, and $2,614,848, respectively, represents investment by other Investment Company Funds not presented herein and investment by the Russell Investment Funds. The Russell Investment Funds employ the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $1,000,000,000 is invested in the Money Market Fund.

8. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund - 4.4%
   BNP Paribas                                  06/04/21        60,000,000            100.00            60,000            60,000
   Goldman Sachs Group, LP                      05/12/15        15,000,000            100.00            15,000            15,000
   Tango Finance Corp.                          04/12/08        65,000,000            100.00            64,997            64,997
   Tango Finance Corp.                          06/07/03        30,000,000            100.00            29,997            29,997
                                                                                                                  --------------
                                                                                                                         169,994
                                                                                                                  ==============

   Illiquid securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                   Notes to Quarterly Report  15

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 16  Shareholder Requests for Additional Information

[RUSSELL LOGO]

Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com

                                                              36-08-070(1 07/06)

RUSSELL FUNDS

2006 QUARTERLY REPORT

CLASS C, E, AND S SHARES:

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT DURATION BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
TAX-MANAGED MID & SMALL CAP FUND

CLASS C, E, I, AND S SHARES:

SELECT GROWTH FUND
SELECT VALUE FUND



JULY 31, 2006


                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                                 Russell Funds

                                Quarterly Report

                           July 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................         9

Quantitative Equity Fund.............................................        21

International Securities Fund........................................        27

Emerging Markets Fund................................................        42

Real Estate Securities Fund..........................................        52

Short Duration Bond Fund.............................................        54

Diversified Bond Fund................................................        67

Multistrategy Bond Fund..............................................        92

Tax Exempt Bond Fund.................................................       127

Tax-Managed Large Cap Fund...........................................       139

Tax-Managed Mid & Small Cap Fund.....................................       143

Select Growth Fund...................................................       150

Select Value Fund....................................................       154

Notes to Schedules of Investments....................................       159

Notes to Quarterly Report............................................       160

Shareholder Requests for Additional Information......................       168

Russell Investment Company - Russell Funds

Copyright (c) Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") changed its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo changed its name to Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.7%
Auto and Transportation - 4.0%
American Axle & Manufacturing Holdings, Inc. (N)       25,700             421
Autoliv, Inc.                                          22,300           1,253
BorgWarner, Inc.                                       16,100             966
Burlington Northern Santa Fe Corp.                    390,712          26,924
CH Robinson Worldwide, Inc. (N)                        55,240           2,529
CSX Corp.                                             404,300          24,533
FedEx Corp.                                           177,606          18,597
General Motors Corp. (N)                               51,400           1,657
Honda Motor Co., Ltd. - ADR                            85,275           2,810
Magna International, Inc. Class A (N)                   5,600             412
Navistar International Corp. (AE)                     286,650           6,409
Norfolk Southern Corp.                                280,700          12,188
Southwest Airlines Co. (N)                            209,450           3,768
Swift Transportation Co., Inc. (AE)(N)                 28,650             766
Toyota Motor Corp. - ADR (N)                           42,820           4,505
Union Pacific Corp.                                   211,018          17,936
US Airways Group, Inc. (AE)(N)                         69,700           3,185
UTI Worldwide, Inc.                                    61,100           1,424
Visteon Corp. (AE)(N)                                 524,950           3,748
                                                                 ------------
                                                                      134,031
                                                                 ------------

Consumer Discretionary - 12.4%
Accenture, Ltd. Class A                               297,580           8,707
Activision, Inc. (AE)                                 108,750           1,300
aQuantive, Inc. (AE)(N)                                62,500           1,281
Best Buy Co., Inc.                                     64,280           2,914
Black & Decker Corp.                                   11,100             783
Boyd Gaming Corp. (N)                                  51,300           1,721
Carnival Corp.                                        130,200           5,073
CBS Corp. Class B                                      94,950           2,604
Cendant Corp.                                          10,500             158
Coach, Inc. (AE)                                      213,840           6,139
Convergys Corp. (AE)                                   33,300             635
Costco Wholesale Corp.                                145,900           7,698
Dick's Sporting Goods, Inc. (AE)(N)                    44,300           1,613
Electronic Arts, Inc. (AE)                            304,400          14,340
Estee Lauder Cos., Inc. (The) Class A (N)             213,700           7,975
Federated Department Stores, Inc.                     111,300           3,908
Focus Media Holding, Ltd. - ADR New (AE)(N)            35,400           2,216
Four Seasons Hotels, Inc.                              55,788           3,069
GameStop Corp. Class A (AE)                            71,000           2,954
Gannett Co., Inc.                                      38,700           2,017
Gap, Inc. (The)                                       323,220           5,608
Google, Inc. Class A (AE)                             107,540          41,575
GTECH Holdings Corp.                                   44,900           1,513
Hewitt Associates, Inc. Class A (AE)(N)               260,700           5,858
Hilton Hotels Corp.                                   396,950           9,499

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Home Depot, Inc.                                      160,723           5,579
International Game Technology (N)                     157,860           6,103
Interpublic Group of Cos., Inc. (AE)(N)                67,000             549
JC Penney Co., Inc.                                    99,800           6,283
Jones Apparel Group, Inc.                              35,100           1,039
Kimberly-Clark Corp.                                   38,700           2,363
Kohl's Corp. (AE)                                     402,100          22,771
Las Vegas Sands Corp. (AE)(N)                         229,738          14,251
Liberty Global, Inc. (AE)                             135,697           2,874
Liberty Global, Inc. Class A (AE)                     120,963           2,643
Liberty Media Holding Corp. (AE)                      258,950           4,265
Liberty Media Holding Corp. Series A (AE)              51,790           4,227
Limited Brands, Inc.                                   45,400           1,142
Liz Claiborne, Inc.                                     5,500             194
Lowe's Cos., Inc.                                     319,244           9,051
Mattel, Inc.                                           79,600           1,436
McDonald's Corp.                                    1,062,400          37,598
McGraw-Hill Cos., Inc. (The)                           50,200           2,826
MGM Mirage (AE)(N)                                    215,836           7,671
Newell Rubbermaid, Inc. (N)                           108,950           2,872
News Corp. Class A                                    201,270           3,872
Nike, Inc. Class B (N)                                138,500          10,941
Nutri System, Inc. (AE)(N)                             93,120           4,928
Office Depot, Inc. (AE)                                87,000           3,136
Omnicom Group, Inc.                                   144,300          12,772
Quiksilver, Inc. (AE)(N)                              404,600           5,240
RadioShack Corp. (N)                                  105,600           1,708
Scientific Games Corp. (AE)(N)                        142,930           4,855
Sears Holdings Corp. (AE)                              42,200           5,792
Starbucks Corp. (AE)(N)                               510,305          17,483
Starwood Hotels & Resorts Worldwide, Inc. (o)         176,420           9,276
Station Casinos, Inc. (N)                              72,064           3,953
Target Corp.                                           90,361           4,149
Tech Data Corp. (AE)                                   23,500             874
Tiffany & Co.                                          95,800           3,026
Time Warner, Inc.                                     157,850           2,604
Urban Outfitters, Inc. (AE)(N)                        212,700           3,103
VF Corp. (N)                                           22,100           1,499
Viacom, Inc. Class A (AE)                             168,770           5,882
Wal-Mart Stores, Inc.                                 299,700          13,337
Walt Disney Co.                                       291,740           8,662
Wynn Resorts, Ltd. (AE)(N)                             54,973           3,519

                                                      Diversified Equity Fund  3

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                            430,500           4,994
Yum! Brands, Inc.                                     111,226           5,005
                                                                 ------------
                                                                      417,505
                                                                 ------------

Consumer Staples - 7.4%
Altria Group, Inc.                                    734,880          58,768
Clorox Co.                                             25,000           1,498
Coca-Cola Co. (The)                                   148,700           6,617
Colgate-Palmolive Co.                                 267,000          15,838
CVS Corp.                                             610,000          19,959
Dean Foods Co. (AE)(N)                                 48,750           1,830
Diageo PLC - ADR                                      100,450           7,064
Hansen Natural Corp. (AE)(N)                           74,720           3,436
Kellogg Co. (N)                                       120,090           5,785
Kroger Co. (The)                                       83,600           1,917
Molson Coors Brewing Co. Class B                       17,800           1,272
PepsiCo, Inc.                                         765,040          48,488
Procter & Gamble Co.                                  876,629          49,267
Reynolds American, Inc. (N)                            18,200           2,307
Safeway, Inc.                                          25,500             716
Sara Lee Corp.                                         85,300           1,442
Tyson Foods, Inc. Class A                              41,950             594
UST, Inc. (N)                                          24,700           1,249
Walgreen Co.                                          389,364          18,214
Whole Foods Market, Inc.                               42,640           2,452
                                                                 ------------
                                                                      248,713
                                                                 ------------

Financial Services - 20.7%
ACE, Ltd.                                              13,300             685
Allstate Corp. (The)                                  308,560          17,532
American Express Co.                                  326,600          17,003
American International Group, Inc.                    795,805          48,282
AmSouth Bancorporation                                 12,500             358
Annaly Mortgage Management, Inc. (o)(N)               509,200           6,523
AON Corp. (N)                                         387,400          13,261
Astoria Financial Corp. (N)                            28,350             843
Bank of America Corp.                               1,351,328          69,634
BB&T Corp. (N)                                         25,500           1,071
Capital One Financial Corp.                            96,500           7,464
CB Richard Ellis Group, Inc. Class A (AE)             220,333           5,184
Charles Schwab Corp. (The)                            286,310           4,547
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                   24,329          11,221
Chubb Corp.                                           101,860           5,136
Cigna Corp.                                            36,990           3,375
Citigroup, Inc.                                     1,014,973          49,033
Comerica, Inc.                                         28,000           1,639
Commerce Bancorp, Inc. (N)                             87,600           2,976
Countrywide Financial Corp.                           565,000          20,244
Deluxe Corp. (N)                                       22,000             374

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae                                            669,000          32,052
First Data Corp.                                       83,800           3,423
First Horizon National Corp. (N)                       31,500           1,320
Franklin Resources, Inc.                               62,900           5,752
Freddie Mac                                            73,250           4,238
Genworth Financial, Inc. Class A                      774,547          26,567
Global Payments, Inc.                                  78,150           3,325
Goldman Sachs Group, Inc.                             324,974          49,640
Hartford Financial Services Group, Inc.               187,680          15,923
Host Hotels & Resorts, Inc. (o)                         5,200             110
Hudson City Bancorp, Inc.                             105,000           1,362
Huntington Bancshares, Inc. (N)                        44,600           1,086
JPMorgan Chase & Co.                                1,244,823          56,789
Keycorp                                                56,300           2,077
Lehman Brothers Holdings, Inc.                        262,444          17,046
Lincoln National Corp.                                 25,100           1,423
Loews Corp.                                            59,250           2,196
MBIA, Inc.                                             24,800           1,458
Merrill Lynch & Co., Inc.                             199,400          14,520
Metlife, Inc.                                         294,810          15,330
MGIC Investment Corp.                                  19,600           1,115
Morgan Stanley                                        203,600          13,539
National City Corp. (N)                                75,190           2,707
North Fork Bancorporation, Inc.                       331,800           9,400
Old Republic International Corp.                       62,800           1,336
PartnerRe, Ltd.                                         8,300             516
Paychex, Inc.                                         282,400           9,652
PNC Financial Services Group, Inc.                    133,140           9,432
Progressive Corp. (The)                               104,540           2,529
RenaissanceRe Holdings, Ltd. (N)                       70,375           3,646
SLM Corp.                                             112,411           5,654
Sovereign Bancorp, Inc. (N)                            29,638             612
St. Paul Travelers Cos., Inc. (The)                   326,170          14,939
SunTrust Banks, Inc.                                  128,560          10,140
Trizec Properties, Inc. (o)                           167,350           4,813
UBS AG                                                450,974          24,533
UnumProvident Corp. (N)                               151,250           2,455
US Bancorp                                             12,756             408
Wachovia Corp.                                        153,700           8,243
Waddell & Reed Financial, Inc. Class A (N)             33,000             718
Washington Mutual, Inc. (N)                           133,430           5,964
Wells Fargo & Co.                                     355,697          25,731
XL Capital, Ltd. Class A                                8,300             529
                                                                 ------------
                                                                      700,633
                                                                 ------------

 4  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care - 12.2%
Abbott Laboratories (N)                               371,216          17,733
Allergan, Inc.                                         93,540          10,088
AmerisourceBergen Corp. Class A                        41,800           1,797
Amgen, Inc. (AE)                                      288,700          20,134
Amylin Pharmaceuticals, Inc. (AE)(N)                  149,374           7,289
AstraZeneca PLC - ADR                                 165,940          10,127
Baxter International, Inc.                            553,300          23,239
Boston Scientific Corp. (AE)                           43,400             738
Cardinal Health, Inc.                                  97,800           6,553
Caremark Rx, Inc.                                     313,100          16,532
Celgene Corp. (AE)                                    115,510           5,532
Covance, Inc. (AE)                                     71,500           4,559
DaVita, Inc. (AE)                                      51,800           2,591
Eli Lilly & Co.                                       287,500          16,321
Endo Pharmaceuticals Holdings, Inc. (AE)               16,000             497
Express Scripts, Inc. Class A (AE)                     65,670           5,059
Fisher Scientific International, Inc. (AE)             99,400           7,366
Genentech, Inc. (AE)(N)                               460,600          37,226
Genzyme Corp. (AE)                                     70,319           4,801
Gilead Sciences, Inc. (AE)                            194,520          11,959
Henry Schein, Inc. (AE)(N)                             70,950           3,364
Human Genome Sciences, Inc. (AE)(N)                   579,700           5,629
Intuitive Surgical, Inc. (AE)(N)                       41,490           3,950
Johnson & Johnson                                     441,330          27,605
Kinetic Concepts, Inc. (AE)                            22,800           1,016
McKesson Corp.                                         68,200           3,437
Medco Health Solutions, Inc. (AE)                     204,000          12,103
Medtronic, Inc.                                       248,200          12,539
Merck & Co., Inc.                                     626,673          25,236
Novartis AG - ADR                                     232,700          13,082
Omnicare, Inc. (N)                                    111,400           5,042
Panacos Pharmaceuticals, Inc. (AE)(N)                 219,000           1,051
PDL BioPharma, Inc. (AE)(N)                           202,700           3,651
Pfizer, Inc.                                          663,400          17,242
Quest Diagnostics, Inc. (N)                            29,584           1,779
ResMed, Inc. (AE)(N)                                  105,770           4,909
St. Jude Medical, Inc. (AE)                            44,500           1,642
Stryker Corp. (N)                                     247,400          11,259
Tenet Healthcare Corp. (AE)                           153,900             911
Triad Hospitals, Inc. (AE)                            113,100           4,407
UnitedHealth Group, Inc.                              577,540          27,624
WellPoint, Inc. (AE)                                  106,740           7,952
Wyeth                                                 138,780           6,727
Zimmer Holdings, Inc. (AE)                              9,900             626
                                                                 ------------
                                                                      412,924
                                                                 ------------

Integrated Oils - 5.2%
Chevron Corp.                                         187,687          12,346
ConocoPhillips                                        373,752          25,655
Exxon Mobil Corp.                                     861,340          58,347

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hess Corp.                                            361,050          19,100
Marathon Oil Corp.                                    323,819          29,351
Murphy Oil Corp.                                       32,900           1,693
Occidental Petroleum Corp.                            200,280          21,580
Total SA - ADR                                        101,850           6,949
                                                                 ------------
                                                                      175,021
                                                                 ------------

Materials and Processing - 3.1%
Air Products & Chemicals, Inc.                         72,898           4,660
Allegheny Technologies, Inc. (N)                       55,780           3,564
Archer-Daniels-Midland Co.                            248,716          10,944
Ashland, Inc.                                          19,400           1,290
Avery Dennison Corp.                                    7,800             457
BHP Billiton, Ltd. - ADR (N)                          104,460           4,408
Bunge, Ltd. (N)                                        73,900           4,034
Cameco Corp.                                           69,800           2,785
Corn Products International, Inc. (N)                  66,450           2,210
Cytec Industries, Inc.                                 34,550           1,845
Dow Chemical Co. (The)                                119,880           4,145
EI Du Pont de Nemours & Co.                            17,985             713
Hercules, Inc. (AE)                                    26,800             373
Hexcel Corp. (AE)                                       3,650              52
International Paper Co.                               530,950          18,228
Lubrizol Corp.                                         22,100             945
Masco Corp.                                           289,030           7,726
Monsanto Co.                                          245,386          10,549
Mosaic Co. (The) (AE)(N)                              256,800           4,029
Phelps Dodge Corp.                                      7,800             681
PPG Industries, Inc.                                  103,600           6,376
Smurfit-Stone Container Corp. (AE)                     87,200             883
Sonoco Products Co.                                     9,000             293
St. Joe Co. (The) (N)                                  42,670           1,916
Syngenta AG - ADR (N)                                 279,850           8,046
United States Steel Corp.                              66,500           4,194
                                                                 ------------
                                                                      105,346
                                                                 ------------

Miscellaneous - 3.6%
3M Co.                                                227,500          16,016
Eaton Corp.                                            27,800           1,782
Foster Wheeler, Ltd. (AE)(N)                           35,000           1,335
General Electric Co.                                2,160,430          70,624
Honeywell International, Inc.                         416,500          16,119
SPX Corp.                                              23,100           1,262
Textron, Inc.                                          70,800           6,366
Tyco International, Ltd.                              301,800           7,874
                                                                 ------------
                                                                      121,378
                                                                 ------------

                                                      Diversified Equity Fund  5

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 3.9%
Apache Corp.                                          121,500           8,562
Baker Hughes, Inc.                                    165,400          13,224
Cameron International Corp. (AE)                       31,100           1,568
Devon Energy Corp.                                     92,490           5,979
GlobalSantaFe Corp.                                    15,500             851
Halliburton Co.                                     1,167,000          38,931
National-Oilwell Varco, Inc. (AE)(N)                   65,630           4,400
Newfield Exploration Co. (AE)(N)                       97,200           4,508
Peabody Energy Corp.                                  133,127           6,643
Reliant Energy, Inc. (AE)(N)                        1,357,900          17,082
Rowan Cos., Inc.                                       23,500             796
Schlumberger, Ltd.                                    355,763          23,783
Smith International, Inc.                              40,700           1,814
Valero Energy Corp.                                    55,240           3,725
                                                                 ------------
                                                                      131,866
                                                                 ------------

Producer Durables - 5.8%
AGCO Corp. (AE)                                        69,550           1,597
Agilent Technologies, Inc. (AE)                       106,700           3,034
Alcatel SA - ADR (AE)(N)                               39,450             445
American Power Conversion Corp.                       152,700           2,578
American Tower Corp. Class A (AE)                      30,600           1,034
Applied Materials, Inc.                               345,310           5,435
Boeing Co.                                            366,180          28,350
Bombardier, Inc. (AE)                               1,144,450           3,034
Caterpillar, Inc.                                     411,111          29,135
Centex Corp.                                            6,700             317
Crown Castle International Corp. (AE)                 155,810           5,489
Danaher Corp.                                          70,380           4,589
Deere & Co.                                           208,512          15,132
DR Horton, Inc.                                       367,000           7,865
Emerson Electric Co.                                   33,500           2,644
ESCO Technologies, Inc. (AE)(N)                        31,500           1,660
Goodrich Corp.                                         66,600           2,689
Ingersoll-Rand Co., Ltd. Class A                       16,000             573
Itron, Inc. (AE)(N)                                    21,800           1,014
KB Home (N)                                            74,021           3,147
Lennar Corp. Class A (N)                               72,069           3,224
Lockheed Martin Corp.                                 283,926          22,623
Northrop Grumman Corp.                                236,930          15,682
Pulte Homes, Inc.                                      11,500             328
Teradyne, Inc. (AE)(N)                                169,900           2,232
Thermo Electron Corp. (AE)(N)                         144,230           5,338
United Technologies Corp.                             450,847          28,038
                                                                 ------------
                                                                      197,226
                                                                 ------------

Technology - 9.9%
Advanced Micro Devices, Inc. (AE)                      44,200             857
Agere Systems, Inc. Class A (AE)                       39,200             571
Akamai Technologies, Inc. (AE)(N)                     201,330           7,979
Amkor Technology, Inc. (AE)(N)                        143,100             884
Apple Computer, Inc. (AE)                             439,340          29,858

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arrow Electronics, Inc. (AE)                           29,500             834
AU Optronics Corp. - ADR (AE)(N)                      442,233           6,519
Avnet, Inc. (AE)                                       52,200             950
BearingPoint, Inc. (AE)(N)                            552,300           4,418
Broadcom Corp. Class A (AE)                           107,700           2,584
Celestica, Inc. (AE)(N)                               284,000           2,695
Cisco Systems, Inc. (AE)                            1,108,370          19,784
Citrix Systems, Inc. (AE)                              91,820           2,917
Corning, Inc. (AE)                                    205,500           3,919
Dell, Inc. (AE)                                       330,950           7,175
Electronic Data Systems Corp.                          68,300           1,632
EMC Corp. (AE)                                         48,700             494
Flextronics International, Ltd. (AE)(N)               324,200           3,677
Formfactor, Inc. (AE)(N)                               41,800           1,792
General Dynamics Corp.                                163,576          10,963
Hewlett-Packard Co.                                 1,147,620          36,621
Intel Corp.                                           441,420           7,946
International Business Machines Corp.                 138,600          10,729
International Rectifier Corp. (AE)(N)                 108,800           3,879
JDS Uniphase Corp. (AE)(N)                          4,006,210           8,533
Juniper Networks, Inc. (AE)                           112,000           1,506
L-3 Communications Holdings, Inc.                      98,100           7,225
Lucent Technologies, Inc. (AE)                        260,500             555
Micron Technology, Inc. (AE)(N)                       509,210           7,939
Microsoft Corp.                                     1,011,000          24,294
Motorola, Inc.                                        719,245          16,370
National Semiconductor Corp.                          253,700           5,901
Oracle Corp. (AE)                                     846,770          12,676
Qualcomm, Inc.                                      1,106,954          39,031
Research In Motion, Ltd. (AE)                         143,000           9,385
Salesforce.com, Inc. (AE)(N)                          104,880           2,696
SanDisk Corp. (AE)                                    139,200           6,495
Sanmina-SCI Corp. (AE)                                 56,000             194
Seagate Technology, Inc. (AE)                           9,200              --
Silicon Image, Inc. (AE)(N)                           224,800           2,378
Solectron Corp. (AE)                                  207,700             627
Sun Microsystems, Inc. (AE)                           698,450           3,038
Tellabs, Inc. (AE)                                     49,500             465
Texas Instruments, Inc.                               530,398          15,795
                                                                 ------------
                                                                      334,780
                                                                 ------------

Utilities - 5.5%
America Movil SA de CV Series L                        41,275           1,477
AT&T, Inc.                                            226,747           6,800
BellSouth Corp.                                       455,750          17,852
Comcast Corp. Class A (AE)                            880,037          30,256
Constellation Energy Group, Inc.                       28,300           1,639
Dominion Resources, Inc. (N)                          405,370          31,813

 6  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Embarq Corp. (AE)(N)                                  110,236           4,988
Entergy Corp.                                         160,200          12,351
Exelon Corp.                                          181,300          10,497
FPL Group, Inc. (N)                                   111,940           4,829
Level 3 Communications, Inc. (AE)(N)                  358,500           1,402
NII Holdings, Inc. (AE)(N)                             71,880           3,794
Pinnacle West Capital Corp. (N)                        28,400           1,221
Progress Energy, Inc.                                  22,000             958
Progress Energy, Inc. - CVO                             5,500               2
Sprint Nextel Corp.                                 1,196,730          23,695
Telephone & Data Systems, Inc. Class L                 51,600           2,051
TXU Corp.                                             234,950          15,091
Verizon Communications, Inc.                          422,420          14,286
Wisconsin Energy Corp.                                 28,000           1,182
                                                                 ------------
                                                                      186,184
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,828,886)                                                   3,165,607
                                                                 ------------

PREFERRED STOCKS - 0.1%
Producer Durables - 0.1%
General Motors Corp.                                  156,850           3,374
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,712)                                                           3,374
                                                                 ------------

LONG-TERM INVESTMENTS - 0.1%
Corporate Bonds and Notes - 0.1%
AMR Corp.
   4.250% due 09/23/23                                  1,762           2,522
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,995)                                                           2,522
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.8%
Russell Investment Company
   Money Market Fund                              185,283,926         185,284
United States Treasury Bills (c)(z)(sec.)
   4.850% due 09/14/06                                  1,000             994
   4.877% due 09/14/06                                    500             497
   4.878% due 09/14/06                                    500             497
   4.885% due 09/14/06                                  8,000           7,954
   4.928% due 09/14/06                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $196,220)                                                       196,220
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 6.9%
Russell Investment Company
   Money Market Fund (X)                           68,123,409          68,123
State Street Securities Lending
   Quality Trust (X)                              165,521,838         165,522
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $233,645)                                                       233,645
                                                                 ------------

TOTAL INVESTMENTS - 106.6%
(identified cost $3,263,458)                                        3,601,368

OTHER ASSETS AND LIABILITIES,
NET - (6.6%)                                                         (223,071)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,378,297
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Diversified Equity Fund  7

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/06 (43)                              14,953                (55)

Russell 1000 Mini Index (CME) expiration date
   09/06 (110)                                              7,651                 24

S&P 500 E-Mini Index (CME) expiration date 09/06
   (510)                                                   32,686                 38

S&P 500 Index (CME)
   expiration date 09/06 (286)                             91,649                866

S&P Midcap 400 E-Mini Index (CME)
   expiration date 09/06 (630)                             47,023               (456)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        417
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 8  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.3%
Auto and Transportation - 3.4%
AAR Corp. (AE)                                         49,735           1,178
Aftermarket Technology Corp. (AE)                      21,211             464
Airtran Holdings, Inc. (AE)                            88,274           1,107
Alaska Air Group, Inc. (AE)                            31,500           1,170
Arkansas Best Corp.                                    16,000             711
ArvinMeritor, Inc. (N)                                116,000           1,909
Autoliv, Inc.                                           8,000             449
Bristow Group, Inc. (AE)(N)                            50,900           1,725
Continental Airlines, Inc. Class A (AE)(N)              9,249             244
Dana Corp. (N)                                        164,500             372
DryShips, Inc. (N)                                     58,600             643
EGL, Inc. (AE)                                         27,956           1,227
Freightcar America, Inc. (N)                            3,715             199
Frozen Food Express Industries (AE)(N)                 10,700              98
Grupo TMM SA - ADR (AE)                                66,800             196
Heartland Express, Inc.                                53,700             808
Horizon Lines, Inc. Class A (N)                         7,100             114
HUB Group, Inc. Class A (AE)                          111,021           2,507
Kansas City Southern (AE)(N)                           30,500             751
Laidlaw International, Inc.                            63,800           1,691
Marten Transport, Ltd. (AE)                             9,912             154
Mesa Air Group, Inc. (AE)(N)                            6,846              58
Monaco Coach Corp. (N)                                  1,500              16
Navistar International Corp. (AE)                      75,400           1,686
Noble International, Ltd. (N)                           3,000              45
OMI Corp. (N)                                          56,500           1,246
Overseas Shipholding Group, Inc.                        7,098             457
Pacer International, Inc. (N)                          22,780             680
PAM Transportation Services (AE)                        7,200             205
Pinnacle Airlines Corp. (AE)(N)                         9,236              54
Saia, Inc. (AE)(N)                                     44,295           1,249
Skywest, Inc.                                          11,200             272
Teekay Shipping Corp. (N)                              26,800           1,151
Tenneco, Inc. (AE)(N)                                  29,365             682
Tidewater, Inc.                                         4,100             196
TRW Automotive Holdings Corp. (AE)                     50,200           1,300
US Xpress Enterprises, Inc. Class A (AE)(N)            19,900             463
UTI Worldwide, Inc.                                   140,486           3,273
Visteon Corp. (AE)(N)                                 210,100           1,500
Wabtec Corp.                                          105,584           2,804
YRC Worldwide, Inc. (AE)(N)                            34,900           1,388
                                                                 ------------
                                                                       36,442
                                                                 ------------

Consumer Discretionary - 15.8%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                28,400             162
Abercrombie & Fitch Co. Class A                        51,453           2,725
ABM Industries, Inc. (N)                               10,000             165

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Adesa, Inc. (N)                                        63,900           1,304
Administaff, Inc.                                      10,989             347
Advisory Board Co. (The) (AE)                          48,813           2,262
Aeropostale, Inc. (AE)                                 37,500           1,039
Alberto-Culver Co. Class B                             16,600             809
Alderwoods Group, Inc. (AE)(N)                         19,624             385
American Greetings Corp. Class A (N)                   91,868           2,070
American Woodmark Corp. (N)                            10,682             363
AMN Healthcare Services, Inc. (AE)(N)                 205,000           4,604
AnnTaylor Stores Corp. (AE)(N)                         40,600           1,667
aQuantive, Inc. (AE)                                   72,017           1,476
Arbitron, Inc. (N)                                     10,790             395
Asbury Automotive Group, Inc. (AE)(N)                  20,500             411
Autonation, Inc. (AE)                                  34,086             672
Baidu.com - ADR (AE)(N)                                10,000             719
Bally Technologies, Inc. (AE)(N)                       37,900             624
Banta Corp.                                            21,500             760
Barnes & Noble, Inc.                                   30,300           1,016
Belo Corp. Class A                                     12,667             204
Big Lots, Inc. (AE)(N)                                 97,767           1,580
Blair Corp.                                             1,296              32
Blockbuster, Inc. Class A (N)                          37,200             152
Bob Evans Farms, Inc.                                  29,596             815
Books-A-Million, Inc. (N)                               8,884             135
Brightpoint, Inc. (AE)                                 76,880           1,128
Brink's Co. (The) (N)                                   6,684             368
Brown Shoe Co., Inc. (N)                               59,664           1,932
Buffalo Wild Wings, Inc. (AE)(N)                       22,000             709
Callaway Golf Co. (N)                                  67,000             848
Catalina Marketing Corp. (N)                           30,251             879
Cato Corp. (The) Class A (N)                            1,483              36
Central European Distribution Corp. (AE)(N)            18,200             439
Chemed Corp. (N)                                       15,986             588
Choice Hotels International, Inc. (N)                  27,280           1,163
Christopher & Banks Corp.                             108,672           3,063
Churchill Downs, Inc.                                   1,862              72
Circuit City Stores, Inc.                               9,700             238
Coach, Inc. (AE)                                       59,733           1,715
Convergys Corp. (AE)                                   72,400           1,381
Corinthian Colleges, Inc. (AE)(N)                      62,200             835
Cornell Cos., Inc. (AE)(N)                              6,800             112
Corrections Corp. of America (AE)(N)                  105,000           5,733
Cox Radio, Inc. Class A (AE)(N)                         8,900             130
CROCS, Inc. (AE)(N)                                   111,900           3,096

                                                          Special Growth Fund  9

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ctrip.com International, Ltd. - ADR (N)                21,200           1,073
DeVry, Inc. (AE)(N)                                    70,600           1,490
Dillard's, Inc. Class A (N)                            34,550           1,038
Dollar Thrifty Automotive Group (AE)(N)                14,397             644
Dover Downs Gaming & Entertainment, Inc.               13,400             215
DreamWorks Animation SKG, Inc. Class A (AE)(N)         51,922           1,087
Dress Barn, Inc. (AE)(N)                               36,676             791
DSW, Inc. Class A (AE)(N)                              21,866             751
Earthlink, Inc. (AE)(N)                               126,100             909
Ethan Allen Interiors, Inc. (N)                        33,500           1,250
Ezcorp, Inc. Class A (AE)                              20,544             855
Family Dollar Stores, Inc.                             29,700             675
Federated Department Stores, Inc.                      29,200           1,025
Forrester Research, Inc. (AE)                          16,977             453
FTD Group, Inc. (AE)                                    5,173              75
Furniture Brands International, Inc. (N)               80,085           1,607
Gemstar-TV Guide International, Inc. (AE)(N)          641,500           1,848
Genesco, Inc. (AE)                                     16,200             439
Getty Images, Inc. (AE)                                21,294             993
Group 1 Automotive, Inc. (N)                           45,119           2,767
Guess?, Inc. (AE)(N)                                   29,600           1,261
Gymboree Corp. (AE)                                    25,973             871
Harman International Industries, Inc.                  26,311           2,110
Harris Interactive, Inc. (AE)                          17,200              98
Hasbro, Inc.                                          116,000           2,169
Hearst-Argyle Television, Inc. (N)                     43,500             870
Helen of Troy, Ltd. (AE)(N)                            59,530           1,067
Hewitt Associates, Inc. Class A (AE)                   40,900             919
Hooker Furniture Corp. (N)                              7,300             113
Iconix Brand Group, Inc. (AE)(N)                       67,638             947
ICT Group, Inc. (AE)                                   11,699             291
IKON Office Solutions, Inc.                            61,122             844
infoUSA, Inc.                                          33,071             315
Inter Parfums, Inc. (N)                                10,569             193
International Speedway Corp. Class A                    3,000             136
Interstate Hotels & Resorts, Inc. (AE)                 54,486             542
Intrawest Corp.                                        57,122           1,593
ITT Educational Services, Inc. (AE)(N)                 42,200           2,845
J Crew Group, Inc. (AE)(N)                             23,800             635
Jack in the Box, Inc. (AE)                             80,584           3,178
Jackson Hewitt Tax Service, Inc.                       31,100           1,061
Jarden Corp. (AE)(N)                                   18,300             531
Jo-Ann Stores, Inc. (AE)(N)                            57,500             817
Jones Apparel Group, Inc.                              48,645           1,440
K-Swiss, Inc. Class A                                  11,000             309
Kellwood Co. (N)                                       75,035           1,985
Kelly Services, Inc. Class A                            4,000             108
Knology, Inc. (AE)(N)                                   9,164              93

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Korn/Ferry International (AE)                         114,756           2,131
Leapfrog Enterprises, Inc. Class A (AE)(N)             59,600             595
Lee Enterprises, Inc. (N)                              29,500             732
Libbey, Inc. (N)                                        2,000              16
LIFE TIME FITNESS, Inc. (AE)(N)                        92,800           4,204
Lightbridge, Inc. (AE)(N)                              53,104             613
Lithia Motors, Inc. Class A (N)                        19,270             543
Live Nation, Inc. (AE)                                  8,600             180
Liz Claiborne, Inc. (N)                                30,500           1,078
Lodgenet Entertainment Corp. (AE)(N)                   16,808             314
Luby's, Inc. (AE)(N)                                   19,200             167
Manpower, Inc.                                         40,326           2,399
Marcus Corp. (N)                                       25,900             511
Marvel Entertainment, Inc. (AE)(N)                     50,531             893
MAXIMUS, Inc.                                          11,200             304
McClatchy Co. Class A                                  20,600             873
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                11,446             221
Meredith Corp.                                         23,100           1,091
Monarch Casino & Resort, Inc. (AE)(N)                  17,283             326
Mothers Work, Inc. (AE)(N)                              5,347             187
Movado Group, Inc. (N)                                 18,700             421
MPS Group, Inc. (AE)                                  290,673           3,776
MTR Gaming Group, Inc. (AE)                             1,200              10
NetFlix, Inc. (AE)(N)                                  53,300           1,103
Netratings, Inc. (AE)(N)                                8,501             106
O'Charleys, Inc. (AE)                                   3,207              51
O'Reilly Automotive, Inc. (AE)                         66,533           1,886
Orient-Express Hotels, Ltd. Class A                    95,832           3,493
Pacific Sunwear of California, Inc. (AE)(N)            55,000             917
Pantry, Inc. (The) (AE)(N)                             11,248             554
Papa John's International, Inc. (AE)(N)                51,699           1,662
Payless Shoesource, Inc. (AE)                          75,428           1,952
PDI, Inc. (AE)(N)                                       4,700              72
Penn National Gaming, Inc. (AE)(N)                    110,778           3,663
PEP Boys-Manny Moe & Jack (N)                          36,700             396
Perficient, Inc. (AE)(N)                               77,300             957
Perry Ellis International, Inc. (AE)(N)                 2,518              65
PHH Corp. (AE)(N)                                      52,091           1,303
Phillips-Van Heusen Corp. (N)                          48,533           1,724
Pier 1 Imports, Inc. (N)                               97,200             661
Pre-Paid Legal Services, Inc. (N)                      13,437             487
ProQuest Co. (AE)(N)                                   38,700             458
Quiksilver, Inc. (AE)(N)                               67,000             868
RadioShack Corp. (N)                                   71,800           1,161
Regal Entertainment Group Class A                     119,545           2,350

 10  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Retail Ventures, Inc. (AE)(N)                          13,664             236
RR Donnelley & Sons Co.                                 8,200             239
Ryan's Restaurant Group, Inc. (AE)(N)                  90,083           1,420
Scholastic Corp. (AE)(N)                               30,546             878
Shoe Carnival, Inc. (AE)                               18,038             397
Skechers USA, Inc. Class A (AE)                        25,275             551
Sonic Automotive, Inc. Class A (N)                     42,900             987
Spanish Broadcasting System, Inc. Class A
   (AE)(N)                                             23,500             108
Speedway Motorsports, Inc.                              2,900             105
Spherion Corp. (AE)(N)                                 24,300             185
Stage Stores, Inc. (N)                                 35,621           1,057
Standard Parking Corp. (AE)(N)                          5,209             163
Stanley Furniture Co., Inc. (N)                         7,393             167
Stanley Works (The) (N)                                91,321           4,143
Tech Data Corp. (AE)                                   41,600           1,547
TeleTech Holdings, Inc. (AE)(N)                        40,150             506
Tiffany & Co. (N)                                      22,200             701
Topps Co., Inc. (The) (N)                              40,300             329
Toro Co.                                                4,600             190
Trans World Entertainment Corp. (AE)(N)                 3,000              17
Tweeter Home Entertainment Group, Inc. (AE)(N)         20,100              76
Under Armour, Inc. Class A (AE)                        12,900             518
Unifirst Corp. (N)                                      4,800             149
United Online, Inc.                                    93,338           1,018
United Stationers, Inc. (AE)                           18,545             912
Vail Resorts, Inc. (AE)(N)                             13,960             483
Valassis Communications, Inc. (AE)                     32,100             659
Valuevision Media, Inc. Class A (AE)(N)                 4,100              44
Viad Corp.                                             10,900             354
Volt Information Sciences, Inc. (AE)(N)                29,100           1,234
Washington Post Co. (The) Class B                       1,630           1,257
Waste Connections, Inc. (AE)                           39,667           1,483
Wet Seal, Inc. (The) Class A (AE)(N)                   19,028              88
                                                                 ------------
                                                                      168,359
                                                                 ------------

Consumer Staples - 1.4%
Casey's General Stores, Inc.                           21,279             482
Coca-Cola Bottling Co. Consolidated (N)                21,053           1,291
Dean Foods Co. (AE)                                    38,100           1,430
Flowers Foods, Inc.                                     5,200             148
Herbalife, Ltd. (AE)(N)                                39,100           1,397
J&J Snack Foods Corp.                                  10,408             313
Longs Drug Stores Corp. (N)                            32,006           1,316
McCormick & Co., Inc.                                  42,300           1,483
Molson Coors Brewing Co. Class B (N)                   20,400           1,458
Pathmark Stores, Inc. (AE)(N)                          46,200             396
PepsiAmericas, Inc.                                    47,800           1,080
Performance Food Group Co. (AE)(N)                     55,282           1,541

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pilgrim's Pride Corp. (N)                              22,593             577
Premium Standard Farms, Inc. (N)                       40,733             688
Schweitzer-Mauduit International, Inc. (N)              2,200              44
Seaboard Corp. (N)                                        400             456
Spartan Stores, Inc.                                   31,714             476
Weis Markets, Inc.                                      3,867             153
Wild Oats Markets, Inc. (AE)(N)                        23,844             427
                                                                 ------------
                                                                       15,156
                                                                 ------------

Financial Services - 18.1%
21st Century Holding Co. (N)                            4,492              58
Accredited Home Lenders Holding Co. (AE)(N)            14,798             671
Advent Software, Inc. (AE)(N)                          99,400           3,103
Affiliated Managers Group, Inc. (AE)                   46,545           4,261
Affirmative Insurance Holdings, Inc. (N)                4,900              77
Affordable Residential Communities (N)                 37,200             403
AG Edwards, Inc.                                       32,100           1,732
Alleghany Corp. (AE)                                      822             227
Alliance Data Systems Corp. (AE)                      112,578           5,777
AMB Property Corp. (o)                                 40,500           2,123
American Capital Strategies, Ltd. (N)                  55,742           1,951
American Home Mortgage Investment Corp. (o)(N)         54,100           1,889
AmeriCredit Corp. (AE)                                 59,510           1,463
Anworth Mortgage Asset Corp. (o)                       33,000             260
Ares Capital Corp.                                     28,700             468
Argonaut Group, Inc. (AE)                               5,400             157
Ashford Hospitality Trust, Inc. (o)(N)                109,500           1,287
Aspen Insurance Holdings, Ltd. (N)                     45,700           1,079
Assurant, Inc.                                         50,801           2,447
Axis Capital Holdings, Ltd.                            37,600           1,111
Bancfirst Corp.                                         4,100             195
Bank of Hawaii Corp.                                   46,330           2,295
Banner Corp. (N)                                        4,100             160
Bear Stearns Cos., Inc. (The)                           8,600           1,220
BOK Financial Corp.                                     6,529             336
Calamos Asset Management, Inc. Class A (N)             22,085             596
Camden Property Trust (o)                               1,300              99
Capital Trust, Inc. Class A (o)(N)                      5,700             196
CapitalSource, Inc. (o)                                36,100             852
Cascade Bancorp (N)                                     2,900             100
Cash America International, Inc.                       35,530           1,217
Cathay General Bancorp (N)                              4,569             168
Central Pacific Financial Corp. (N)                    27,081             948

                                                         Special Growth Fund  11

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Checkfree Corp. (AE)                                   11,650             518
Chittenden Corp.                                       10,900             308
CIT Group, Inc.                                        20,000             918
City National Corp.                                    34,700           2,315
CNA Surety Corp. (AE)(N)                               59,700           1,090
Colonial BancGroup, Inc. (The)                        136,600           3,470
Colonial Properties Trust (o)(N)                       12,059             578
Commerce Group, Inc. (N)                               24,600             743
Community Trust Bancorp, Inc. (N)                       3,900             144
CompuCredit Corp. (AE)(N)                              15,200             497
Corus Bankshares, Inc. (N)                             91,687           2,117
Crescent Real Estate Equities Co. (o)(N)               42,400             828
Cybersource Corp. (AE)(N)                             133,100           1,336
Deerfield Triarc Capital Corp. (o)(N)                  23,900             325
Delphi Financial Group Class A                         86,299           3,287
Deluxe Corp.                                           25,200             428
Digital Insight Corp. (AE)                             28,809             680
Downey Financial Corp. (N)                             10,969             728
Duke Realty Corp. (o)                                  30,000           1,118
East West Bancorp, Inc.                                 8,125             328
Education Realty Trust, Inc. (o)(N)                    25,900             405
EMC Insurance Group, Inc. (N)                           1,594              47
Entertainment Properties Trust (o)(N)                  11,845             504
Equity One, Inc. (o)(N)                                17,300             378
Euronet Worldwide, Inc. (AE)(N)                        54,700           1,390
Fair Isaac Corp.                                        5,100             172
Federal Realty Investors Trust (o)(N)                  24,700           1,792
FelCor Lodging Trust, Inc. (o)                         66,957           1,473
Fidelity National Financial, Inc.                      28,000           1,074
First American Corp.                                  116,567           4,314
First Cash Financial Services, Inc. (AE)(N)            39,761             757
First Community Bancorp, Inc.                          20,210           1,109
First Mutual Bancshares, Inc. (N)                      30,200             819
First Place Financial Corp.                             4,863             113
First Regional Bancorp (AE)(N)                          1,292             128
FirstFed Financial Corp. (AE)(N)                       18,318           1,034
FPIC Insurance Group, Inc. (AE)(N)                      8,832             341
Franklin Street Properties Corp. (o)(N)                 8,800             164
Fremont General Corp. (N)                              82,435           1,463
Frontier Financial Corp.                                1,100              42
Fulton Financial Corp. (N)                             25,410             421
GFI Group, Inc. (AE)(N)                                35,500           2,036
Global Payments, Inc.                                  34,400           1,463
Gramercy Capital Corp. (o)                              3,078              79
Greater Bay Bancorp (N)                                20,554             589
Hanmi Financial Corp. (N)                              74,638           1,421
Hanover Insurance Group, Inc. (The)                    29,710           1,375
Harbor Florida Bancshares, Inc. (N)                     5,109             226
Harleysville Group, Inc.                                5,300             168
Health Care Property Investors, Inc. (o)               42,440           1,164
Health Care REIT, Inc. (o)(N)                          32,300           1,169

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HealthExtras, Inc. (AE)(N)                             76,300           1,981
Heartland Payment Systems, Inc. (AE)(N)                32,900             857
Highland Hospitality Corp. (o)                         73,000             975
Horace Mann Educators Corp.                            19,900             338
Hospitality Properties Trust (o)                       36,700           1,599
HRPT Properties Trust (o)(N)                          260,958           3,066
IBERIABANK Corp. (N)                                    2,900             167
IMPAC Mortgage Holdings, Inc. (o)(N)                   44,900             484
Infinity Property & Casualty Corp. (N)                 17,700             727
Inland Real Estate Corp. (o)(N)                         6,700             109
Innkeepers USA Trust (o)                               25,600             432
Intersections, Inc. (AE)(N)                             1,700              19
Intervest Bancshares Corp. Class A (AE)(N)             10,036             445
Investment Technology Group, Inc. (AE)                  6,900             347
Investors Real Estate Trust (o)(N)                      2,500              23
IPC Holdings, Ltd. (N)                                 34,700             998
iStar Financial, Inc. (o)(N)                           35,500           1,411
ITLA Capital Corp.                                        400              20
Jefferies Group, Inc.                                  79,800           2,073
Jones Lang LaSalle, Inc. (N)                           19,487           1,592
Knight Capital Group, Inc. Class A (AE)(N)            152,018           2,514
LandAmerica Financial Group, Inc. Class A (N)          62,495           3,989
Legg Mason, Inc.                                       17,260           1,441
LTC Properties, Inc. (o)(N)                            20,183             445
Luminent Mortgage Capital, Inc. (o)(N)                 50,800             490
Macatawa Bank Corp.                                     1,200              28
Mack-Cali Realty Corp. (o)                             43,900           2,121
Markel Corp. (AE)                                         600             204
Medical Properties Trust, Inc. (o)                     27,850             340
Mercantile Bank Corp.                                   3,700             152
Mercantile Bankshares Corp.                            71,523           2,543
Mercury General Corp. (N)                               1,800              99
Mid-America Apartment Communities, Inc. (o)            22,300           1,274
Municipal Mortgage & Equity LLC (N)                     7,800             213
Nara Bancorp, Inc.                                     25,010             460
National Penn Bancshares, Inc. (N)                      6,006             123
National Retail Properties, Inc. (o)(N)                65,060           1,356
Nationwide Financial Services, Inc.                    27,300           1,231
New Century Financial Corp. (o)(N)                     35,100           1,532
New York Community Bancorp, Inc. (N)                   19,500             318
Newcastle Investment Corp. (o)(N)                       6,600             170

 12  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
North Fork Bancorporation, Inc.                        33,500             949
NorthStar Realty Finance Corp. (o)(N)                 188,523           2,274
Ohio Casualty Corp.                                    17,300             448
Old Republic International Corp.                       60,250           1,281
Omega Financial Corp. (N)                               1,600              48
Open Solutions, Inc. (AE)(N)                           40,900           1,131
PFF Bancorp, Inc.                                      10,790             405
Philadelphia Consolidated Holding Co. (AE)             29,200             989
Piper Jaffray Cos., Inc. (AE)(N)                       31,015           1,588
PMI Group, Inc. (The)                                  25,500           1,083
Portfolio Recovery Associates, Inc. (AE)(N)             2,330             100
ProAssurance Corp. (AE)                                81,645           4,059
Protective Life Corp.                                  13,400             621
Provident Financial Holdings, Inc.                     37,621           1,159
Provident Financial Services, Inc. (N)                 32,000             577
PS Business Parks, Inc. (o)                             9,966             598
R&G Financial Corp. Class B (N)                        35,200             292
Radian Group, Inc.                                     23,700           1,458
Raymond James Financial, Inc.                          64,400           1,871
Realty Income Corp. (o)(N)                             50,700           1,160
Regency Centers Corp. (o)                              35,400           2,270
Reinsurance Group of America, Inc.                      4,224             209
RenaissanceRe Holdings, Ltd. (N)                       24,000           1,243
Republic Bancorp, Inc. Class A (N)                     37,230             774
RLI Corp.                                               9,900             468
Ryder System, Inc.                                     46,300           2,334
S1 Corp. (AE)(N)                                       45,900             197
Safety Insurance Group, Inc. (N)                       68,688           3,645
SEI Investments Co. (N)                                49,300           2,409
Selective Insurance Group, Inc.                           991              51
Senior Housing Properties Trust (o)(N)                 87,699           1,630
Sky Financial Group, Inc.                              27,600             677
SL Green Realty Corp. (o)                               6,748             771
South Financial Group, Inc. (The) (N)                  42,300           1,143
Southwest Bancorp, Inc. (N)                            45,529           1,202
Sovereign Bancorp, Inc. (N)                            47,250             975
Sovran Self Storage, Inc. (o)                          24,400           1,261
Spirit Finance Corp. (o)                               11,700             130
Stancorp Financial Group, Inc.                         42,600           1,836
Sterling Bancorp                                        6,405             129
Sterling Bancshares, Inc.                              28,300             554
Sterling Financial Corp. (N)                            1,400              30
Stewart Information Services Corp.                     23,350             803
Sunstone Hotel Investors, Inc. (o)(N)                  43,500           1,234
Susquehanna Bancshares, Inc. (N)                       25,600             619
SWS Group, Inc.                                        11,346             296
Taubman Centers, Inc. (o)                              13,986             580
TCF Financial Corp. (N)                                16,800             452
TD Banknorth, Inc.                                     37,448           1,086
Thornburg Mortgage, Inc. (o)(N)                        46,900           1,201
TierOne Corp. (N)                                       9,007             306
Tower Group, Inc. (N)                                  38,000           1,141

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Triad Guaranty, Inc. (AE)(N)                            6,424             320
UMB Financial Corp. (N)                                 6,400             220
Umpqua Holdings Corp.                                   8,100             211
United Bankshares, Inc. (N)                             9,900             353
United Community Banks, Inc. (N)                        9,500             300
United Rentals, Inc. (AE)(N)                           52,100           1,455
Unitrin, Inc.                                          25,300           1,012
Universal Health Realty Income Trust (o)(N)             1,500              49
Valley National Bancorp (N)                             9,030             234
Virginia Commerce Bancorp (AE)(N)                       4,500             106
W Holding Co., Inc. (N)                                11,960              63
Webster Financial Corp.                                 7,200             340
Weingarten Realty Investors (o)(N)                      6,100             244
Whitney Holding Corp.                                  32,049           1,157
Williams Scotsman International, Inc. (AE)             18,600             397
Willow Grove Bancorp, Inc. (N)                          7,800             126
World Acceptance Corp. (AE)(N)                         52,668           2,186
Zenith National Insurance Corp. (N)                    48,972           1,958
Zions Bancorporation                                   13,000           1,068
                                                                 ------------
                                                                      192,564
                                                                 ------------

Health Care - 9.1%
Accelrys, Inc. (AE)                                    99,978             625
Air Methods Corp. (AE)(N)                              22,910             441
Albany Molecular Research, Inc. (AE)                   17,995             162
Alkermes, Inc. (AE)(N)                                 76,200           1,308
Allscripts Healthcare Solutions, Inc. (AE)            132,000           2,516
Alpharma, Inc. Class A                                 54,200           1,224
American Ecology Corp. (N)                              5,108             111
American Medical Systems Holdings, Inc. (AE)          210,683           3,845
AMERIGROUP Corp. (AE)                                  12,931             376
Analogic Corp. (N)                                     27,700           1,267
Andrx Corp. (AE)                                        6,265             149
Applera Corp. - Celera Genomics Group (AE)            199,300           2,691
Arthrocare Corp. (AE)                                  61,113           2,691
Beckman Coulter, Inc.                                   8,700             498
Bio-Rad Laboratories, Inc. Class A (AE)                15,597           1,028
Bruker BioSciences Corp. (AE)                          25,832             151
Charles River Laboratories International, Inc.
   (AE)(N)                                             36,400           1,292
Community Health Systems, Inc. (AE)(N)                124,022           4,497

                                                         Special Growth Fund  13

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Computer Programs & Systems, Inc. (N)                  13,865             511
Connetics Corp. (AE)                                   16,400             157
Cooper Cos., Inc. (The) (N)                            32,300           1,428
Cytyc Corp. (AE)                                        8,561             211
Dade Behring Holdings, Inc.                             4,936             201
Datascope Corp.                                         9,005             277
DaVita, Inc. (AE)                                      99,301           4,967
Digene Corp. (AE)(N)                                   62,325           2,631
Discovery Laboratories, Inc. (AE)(N)                   58,700             105
Endo Pharmaceuticals Holdings, Inc. (AE)               43,800           1,361
Exelixis, Inc. (AE)                                    23,400             208
Flamel Technologies SA - ADR (AE)(N)                   15,500             284
Genesis HealthCare Corp. (AE)                          10,950             532
Greatbatch, Inc. (AE)(N)                               24,250             594
Haemonetics Corp. (AE)                                 14,722             646
Healthways, Inc. (AE)                                  81,372           4,371
Henry Schein, Inc. (AE)                                72,052           3,416
Hologic, Inc. (AE)                                     55,022           2,471
Illumina, Inc. (AE)(N)                                 90,577           3,463
Immucor, Inc. (AE)                                     38,885             774
Integra LifeSciences Holdings Corp. (AE)(N)            18,246             672
Intralase Corp. (AE)(N)                                85,400           1,481
Invitrogen Corp. (AE)(N)                                7,318             452
Kendle International, Inc. (AE)(N)                     14,630             425
Kyphon, Inc. (AE)(N)                                   26,100             889
LCA-Vision, Inc.                                       35,035           1,512
Lifecell Corp. (AE)(N)                                112,000           3,200
LifePoint Hospitals, Inc. (AE)                         26,700             899
Magellan Health Services, Inc. (AE)(N)                 16,405             789
Medcath Corp. (AE)(N)                                   9,700             204
Medical Action Industries, Inc. (AE)                    8,938             198
Medicis Pharmaceutical Corp. Class A (N)                4,355             120
Mentor Corp.                                           70,984           3,156
Molecular Devices Corp. (AE)                           19,837             458
Molina Healthcare, Inc. (AE)(N)                        21,140             701
Myriad Genetics, Inc. (AE)(N)                          36,500             899
National Medical Health Card Systems, Inc.
   (AE)(N)                                              8,434             112
Neurocrine Biosciences, Inc. (AE)(N)                   21,600             200
New River Pharmaceuticals, Inc. (AE)(N)                 6,100             149
Odyssey HealthCare, Inc. (AE)(N)                        9,000             162
Pain Therapeutics, Inc. (AE)(N)                        14,297             119
Palomar Medical Technologies, Inc. (AE)(N)             39,199           1,493
Parexel International Corp. (AE)                       30,390             902
Perrigo Co. (N)                                        71,368           1,130
Pharmacopeia Drug Discovery, Inc. (AE)                 51,050             231

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pharmacyclics, Inc. (AE)(N)                             8,500              34
Phase Forward, Inc. (AE)                              119,225           1,332
PSS World Medical, Inc. (AE)                           40,779             809
Psychiatric Solutions, Inc. (AE)                       26,439             833
Quality Systems, Inc.                                  60,970           2,019
ResMed, Inc. (AE)(N)                                   81,154           3,766
Sciclone Pharmaceuticals, Inc. (AE)(N)                 20,100              43
SFBC International, Inc. (AE)(N)                        8,413             136
Sierra Health Services, Inc. (AE)                       7,600             328
Sirona Dental Systems, Inc. (N)                        13,193             440
SonoSite, Inc. (AE)(N)                                 29,400             949
Sunrise Senior Living, Inc. (AE)(N)                    59,489           1,718
SurModics, Inc. (AE)(N)                                 3,100             111
Tenet Healthcare Corp. (AE)(N)                         46,600             276
Thoratec Corp. (AE)(N)                                  7,800             108
United Surgical Partners International, Inc.
   (AE)                                                73,653           1,819
Universal Health Services, Inc. Class B                11,900             666
Varian Medical Systems, Inc. (AE)                      31,450           1,425
Ventana Medical Systems, Inc. (AE)                     28,400           1,324
Vital Images, Inc. (AE)(N)                             19,856             451
Watson Pharmaceuticals, Inc. (AE)                      82,500           1,847
WellCare Health Plans, Inc. (AE)(N)                    44,312           2,174
Zoll Medical Corp. (AE)                                15,041             529
                                                                 ------------
                                                                       97,170
                                                                 ------------

Integrated Oils - 0.1%
Giant Industries, Inc. (AE)(N)                         10,475             748
                                                                 ------------

Materials and Processing - 8.4%
Acuity Brands, Inc.                                    19,719             862
AEP Industries, Inc. (AE)(N)                            7,625             340
Airgas, Inc.                                          104,488           3,788
Aleris International, Inc. (AE)                        40,689           1,666
AM Castle & Co. (N)                                    55,303           1,829
Aptargroup, Inc.                                       15,400             793
Arch Chemicals, Inc.                                    9,487             336
Ashland, Inc. (N)                                      17,200           1,144
Barnes Group, Inc.                                     53,700             913
BlueLinx Holdings, Inc. (N)                            26,901             321
Builders FirstSource, Inc. (AE)(N)                     30,803             535
Building Material Holding Corp. (N)                    13,100             281
Cambrex Corp. (N)                                      46,361             988
Celanese Corp. Class A (N)                             41,700             801
Century Aluminum Co. (AE)                              44,742           1,381
CF Industries Holdings, Inc. (N)                       42,800             694
Chaparral Steel Co. (AE)                               16,300           1,144

 14  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chemtura Corp.                                         13,600             117
Chesapeake Corp. (N)                                   28,600             408
Chicago Bridge & Iron Co. NV                           75,496           1,831
Comfort Systems USA, Inc.                              73,010           1,005
Commercial Metals Co.                                  65,600           1,488
Constar International, Inc. (AE)(N)                    48,500             189
Crown Holdings, Inc. (AE)                              30,200             503
Cytec Industries, Inc.                                 50,800           2,713
Eastern Co. (The) (N)                                  42,625             910
EMCOR Group, Inc. (AE)(N)                              70,192           3,616
Encore Wire Corp. (AE)(N)                               3,800             135
Energizer Holdings, Inc. (AE)                          22,430           1,427
Energy Conversion Devices, Inc. (AE)                   27,528             926
Ennis, Inc. (N)                                        57,000           1,106
Ferro Corp.                                            40,400             652
FMC Corp.                                              26,500           1,635
Georgia Gulf Corp. (N)                                 38,000             967
Gerdau Ameristeel Corp.                               108,500           1,076
Granite Construction, Inc. (N)                         43,093           1,874
Greif, Inc. Class A                                     6,900             478
Harsco Corp.                                           29,800           2,402
HB Fuller Co. (N)                                      46,724           1,868
Hercules, Inc. (AE)                                    70,200             976
Infrasource Services, Inc. (AE)(N)                      7,300             136
Innospec, Inc. (N)                                      2,100              52
Insituform Technologies, Inc. Class A (AE)(N)          92,800           2,000
Kaydon Corp. (N)                                       15,660             568
Lennox International, Inc.                             24,100             550
Louisiana-Pacific Corp.                                 7,400             148
LSI Industries, Inc.                                   13,500             207
Lubrizol Corp.                                         52,305           2,237
Material Sciences Corp. (AE)                            2,648              25
Metal Management, Inc.                                 16,000             456
Mueller Industries, Inc. (N)                           51,459           1,891
Mueller Water Products, Inc. Class A (AE)             134,058           2,125
Myers Industries, Inc. (N)                             41,732             694
NewMarket Corp.                                        19,942             993
NS Group, Inc. (AE)                                    12,171             616
Olin Corp.                                             36,542             586
Olympic Steel, Inc. (N)                                14,925             525
OM Group, Inc. (AE)                                    16,245             570
PGT, Inc. (AE)(N)                                       5,300              83
Pioneer Cos., Inc. (AE)                                15,579             409
PolyOne Corp. (AE)                                     83,172             694
PW Eagle, Inc. (N)                                     10,908             317
Quanex Corp. (N)                                       52,598           1,909
Reliance Steel & Aluminum Co.                          35,400           1,269
Rockwood Holdings, Inc. (AE)                           31,700             734
RPM International, Inc. (N)                             6,497             122
Ryerson, Inc. (N)                                       7,100             192
Schnitzer Steel Industries, Inc. Class A               15,988             542

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Schulman A, Inc. (N)                                    8,700             190
Scotts Miracle-Gro Co. (The) Class A (N)               34,600           1,357
Shaw Group, Inc. (The) (AE)(N)                         25,100             519
Spartech Corp.                                         70,250           1,621
Standard Register Co. (The) (N)                        25,712             316
Steel Dynamics, Inc. (N)                               20,200           1,172
Terra Industries, Inc. (AE)(N)                         46,750             336
Timken Co.                                             27,400             882
Trammell Crow Co. (AE)                                 48,188           1,661
Universal Forest Products, Inc. (N)                    18,430             936
URS Corp. (AE)                                         38,387           1,520
US Concrete, Inc. (AE)                                  9,100              79
USEC, Inc. (N)                                         57,700             608
USG Corp. (AE)(N)                                      12,400             575
Valmont Industries, Inc.                               59,247           3,013
Washington Group International, Inc.                  103,184           5,572
Westlake Chemical Corp. (N)                            64,083           1,756
Wheeling-Pittsburgh Corp. (AE)(N)                       6,300             140
Worthington Industries, Inc. (N)                        4,000              82
                                                                 ------------
                                                                       89,103
                                                                 ------------

Miscellaneous - 2.0%
Brunswick Corp. (N)                                    30,500             902
Foster Wheeler, Ltd. (AE)(N)                           42,800           1,632
GP Strategies Corp. (AE)                               13,003              97
Hillenbrand Industries, Inc. (N)                       26,200           1,301
Johnson Controls, Inc.                                 16,500           1,267
McDermott International, Inc. (AE)                    143,239           6,523
SPX Corp. (N)                                          35,900           1,962
Trinity Industries, Inc. (N)                           88,100           2,944
Walter Industries, Inc.                                56,507           2,529
Wesco Financial Corp. (N)                               4,203           1,660
                                                                 ------------
                                                                       20,817
                                                                 ------------

Other Energy - 8.0%
Alon USA Energy, Inc.                                  26,918           1,032
Atlas Pipeline Partners, LP (N)                        28,000           1,223
Atwood Oceanics, Inc. (AE)(N)                          61,128           2,869
Basic Energy Services, Inc. (AE)(N)                    48,100           1,299
Bois d'Arc Energy, Inc. (AE)(N)                        20,300             337
Bronco Drilling Co., Inc. (AE)(N)                      37,100             763
Cameron International Corp. (AE)                       36,408           1,835
Cimarex Energy Co. (N)                                 49,900           2,037
Comstock Resources, Inc. (AE)                          35,500           1,044
Core Laboratories NV (AE)                              63,818           4,659
Dawson Geophysical Co. (AE)(N)                         33,411           1,089

                                                         Special Growth Fund  15

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Denbury Resources, Inc. (AE)                           39,200           1,359
Diamond Offshore Drilling, Inc.                        29,962           2,365
Dresser-Rand Group, Inc. (AE)(N)                       19,800             451
Edge Petroleum Corp. (AE)                              14,900             316
Enbridge Energy Partners, LP Class A (N)               25,500           1,228
ENSCO International, Inc. (N)                          31,200           1,442
Equitable Resources, Inc.                              15,300             551
FMC Technologies, Inc. (AE)                            61,100           3,850
Foundation Coal Holdings, Inc.                         34,000           1,297
Frontier Oil Corp.                                     59,127           2,084
Global Industries, Ltd. (AE)(N)                       157,500           2,627
Grant Prideco, Inc. (AE)                               15,600             710
Grey Wolf, Inc. (AE)(N)                               101,205             775
Harvest Natural Resources, Inc. (AE)(N)                 9,800             137
Helix Energy Solutions Group, Inc. (AE)(N)             14,900             581
Hercules Offshore, Inc. (AE)(N)                        32,800           1,172
Hornbeck Offshore Services, Inc. (AE)(N)               71,079           2,470
Input/Output, Inc. (AE)(N)                             79,200             779
Meridian Resource Corp. (AE)(N)                        88,600             315
National-Oilwell Varco, Inc. (AE)                      54,845           3,677
Oceaneering International, Inc. (AE)(N)                46,800           2,046
Oil States International, Inc. (AE)                    43,300           1,393
Ormat Technologies, Inc. (N)                           10,900             403
Penn Virginia Corp.                                    17,881           1,221
PetroHawk Energy Corp. (AE)                                 1              --
Pioneer Drilling Co. (AE)                              65,300             997
Reliant Energy, Inc. (AE)(N)                           17,401             219
Rowan Cos., Inc.                                       12,200             413
SEACOR Holdings, Inc. (AE)(N)                          16,800           1,367
St. Mary Land & Exploration Co. (N)                    21,037             905
Swift Energy Co. (AE)(N)                               36,800           1,766
Talisman Energy, Inc.                                  86,865           1,477
TEPPCO Partners, LP (N)                                35,500           1,276
Tetra Technologies, Inc. (AE)                         139,192           3,982
Trico Marine Services, Inc. (AE)(N)                    92,700           3,397
Unit Corp. (AE)                                        43,300           2,539
Universal Compression Holdings, Inc. (AE)               1,800             115
Veritas DGC, Inc. (AE)(N)                             102,386           5,864
W&T Offshore, Inc. (N)                                  3,800             129
W-H Energy Services, Inc. (AE)(N)                      77,600           4,270
Weatherford International, Ltd. (AE)                   23,007           1,078
Whiting Petroleum Corp. (AE)                           27,900           1,303
XTO Energy, Inc.                                       43,509           2,044
                                                                 ------------
                                                                       84,577
                                                                 ------------

Producer Durables - 6.5%
Advanced Energy Industries, Inc. (AE)                  36,616             474
AGCO Corp. (AE)                                        36,248             832

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amrep Corp. (N)                                         4,700             176
AO Smith Corp. (N)                                     32,602           1,397
Arris Group, Inc. (AE)(N)                              36,600             391
ASML Holding NV (AE)                                  149,533           2,976
Axcelis Technologies, Inc. (AE)(N)                     94,900             525
Badger Meter, Inc. (N)                                 10,400             226
BE Aerospace, Inc. (AE)                               116,190           2,876
Briggs & Stratton Corp. (N)                            32,400             829
Brooks Automation, Inc. (AE)                           14,900             168
Cascade Corp. (N)                                      30,500           1,129
CNH Global NV                                          18,500             388
Crane Co.                                              20,513             788
Crown Castle International Corp. (AE)                  58,200           2,050
Desarrolladora Homex SA de CV - ADR (AE)               63,804           2,361
DR Horton, Inc.                                        31,566             676
Ducommun, Inc. (AE)(N)                                 56,900           1,024
EnPro Industries, Inc. (AE)                             8,116             254
Entegris, Inc. (AE)(N)                                156,127           1,475
ESCO Technologies, Inc. (AE)(N)                        70,009           3,689
Flow International Corp. (AE)(N)                        2,397              32
Flowserve Corp. (AE)                                   13,800             715
Franklin Electric Co., Inc.                             8,764             417
Garmin, Ltd. (N)                                       21,100           2,004
General Cable Corp. (AE)(N)                            16,800             600
Itron, Inc. (AE)(N)                                    35,468           1,651
Kennametal, Inc.                                       28,144           1,499
Kimball International, Inc. Class B (N)                30,570             543
Lennar Corp. Class A (N)                               19,550             874
Manitowoc Co., Inc. (The)                              17,162             674
Meritage Homes Corp. (AE)(N)                           17,015             660
Mettler Toledo International, Inc. (AE)                75,000           4,615
Milacron, Inc. (AE)(N)                                154,829             135
MKS Instruments, Inc. (AE)                             22,800             471
NACCO Industries, Inc. Class A                          2,415             334
Nordson Corp.                                          15,401             701
Novellus Systems, Inc. (AE)                            35,800             906
Orbital Sciences Corp. (AE)(N)                         58,513           1,048
Orleans Homebuilders, Inc. (N)                          1,900              26
Pall Corp.                                             59,100           1,541
Photronics, Inc. (AE)                                  24,200             338
Polycom, Inc. (AE)                                    137,543           3,053
Regal-Beloit Corp. (N)                                 20,833             828
Robbins & Myers, Inc. (N)                              24,846             666
Rofin-Sinar Technologies, Inc. (AE)                    13,225             712
SBA Communications Corp. Class A (AE)(N)              109,800           2,622

 16  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Steelcase, Inc. Class A (N)                            21,700             319
Technical Olympic USA, Inc. (AE)(N)                    52,750             630
Technitrol, Inc.                                       38,700             959
Tecumseh Products Co. Class A (N)                      63,100           1,120
Tektronix, Inc.                                        58,000           1,582
Teledyne Technologies, Inc. (AE)                       21,500             820
Tennant Co.                                            34,022             809
Toll Brothers, Inc. (AE)(N)                            33,100             846
Tollgrade Communications, Inc. (AE)                    22,950             213
Twin Disc, Inc. (N)                                     2,258              74
Ultratech, Inc. (AE)(N)                                36,500             553
United Industrial Corp. (N)                             2,300             103
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                            123,704           3,921
Vicor Corp. (N)                                        13,476             154
Viisage Technology, Inc. (AE)(N)                      130,600           2,262
Waters Corp. (AE)                                      13,979             569
Woodhead Industries, Inc.                              12,016             230
Xyratex, Ltd. (AE)                                     66,238           1,539
Zygo Corp. (AE)(N)                                     30,440             472
                                                                 ------------
                                                                       69,544
                                                                 ------------

Technology - 16.6%
@Road, Inc. (AE)(N)                                    19,158              84
Acxiom Corp.                                           32,099             786
Adaptec, Inc. (AE)                                    302,718           1,332
Advanced Digital Information Corp. (AE)(N)             68,785             830
Agile Software Corp. (AE)(N)                          337,000           1,978
Akamai Technologies, Inc. (AE)(N)                      69,300           2,746
Alliance Semiconductor Corp. (AE)(N)                   70,300             200
Altera Corp. (AE)                                     161,089           2,788
American Reprographics Co. (AE)(N)                     33,296           1,065
American Software, Inc. Class A                        12,265              74
Amphenol Corp. Class A                                113,022           6,338
Anaren, Inc. (AE)                                      17,332             310
Ansoft Corp. (AE)                                      45,421             944
Ansys, Inc. (AE)                                       48,821           2,240
Applera Corp. - Applied Biosystems Group (N)           81,500           2,620
Applied Micro Circuits Corp. (AE)                      42,761             110
Ariba, Inc. (AE)(N)                                    69,000             538
Arrow Electronics, Inc. (AE)                           42,500           1,201
ASE Test, Ltd. (AE)(N)                                110,900             874
Aspen Technology, Inc. (AE)(N)                         71,186             861
Atmel Corp. (AE)                                      198,632             951
Avanex Corp. (AE)(N)                                  160,500             207
Avici Systems, Inc. (AE)(N)                             4,300              37
Avid Technology, Inc. (AE)(N)                          21,700             765
Avnet, Inc. (AE)                                      110,300           2,007
BEA Systems, Inc. (AE)(N)                             196,100           2,302
BearingPoint, Inc. (AE)(N)                            104,500             836
Benchmark Electronics, Inc. (AE)(N)                   217,569           5,293

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Blackbaud, Inc.                                        43,762             913
Broadwing Corp. (AE)                                   49,247             453
Brocade Communications Systems, Inc. (AE)(N)          561,604           3,516
Cadence Design Systems, Inc. (AE)                      48,200             780
Carrier Access Corp. (AE)                              10,043              77
Cbeyond, Inc. (AE)(N)                                  53,900             964
Checkpoint Systems, Inc. (AE)                          49,783             821
Ciena Corp. (AE)(N)                                   981,863           3,564
Cirrus Logic, Inc. (AE)(N)                             34,813             243
ClearOne Communications, Inc. (AE)                        358               1
Cognizant Technology Solutions Corp. Class A
   (AE)(N)                                             12,300             806
Coherent, Inc. (AE)(N)                                 29,170             935
CommScope, Inc. (AE)(N)                                 3,085              96
Comverse Technology, Inc. (AE)                        124,641           2,416
Conexant Systems, Inc. (AE)(N)                        482,700             864
Cray, Inc. (AE)(N)                                     19,326             268
CSG Systems International, Inc. (AE)(N)                64,158           1,671
CTS Corp.                                               4,318              62
Cubic Corp. (N)                                        45,041             904
Daktronics, Inc. (N)                                  107,300           3,019
Digitas, Inc. (AE)                                         42              --
DRS Technologies, Inc. (N)                              7,300             338
DSP Group, Inc. (AE)                                    4,100              98
Echelon Corp. (AE)(N)                                   5,200              41
Electronics for Imaging, Inc. (AE)                     49,500             999
Emulex Corp. (AE)                                       4,775              71
Equinix, Inc. (AE)(N)                                  32,800           1,718
ESS Technology, Inc. (AE)                              29,400              50
Extreme Networks (AE)                                 107,500             410
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        45,700             748
Filenet Corp. (AE)                                      4,700             150
Flir Systems, Inc. (AE)(N)                             23,100             555
Formfactor, Inc. (AE)(N)                              157,064           6,733
Foundry Networks, Inc. (AE)                            88,700             919
Freescale Semiconductor, Inc. Class A (AE)(N)         119,300           3,416
Gartner, Inc. (AE)(N)                                 247,500           3,524
Gerber Scientific, Inc. (AE)                            9,000             138
Hittite Microwave Corp. (AE)(N)                       105,800           4,311
Imation Corp.                                          19,900             810
Indus International, Inc. (AE)(N)                      40,619              96
InFocus Corp. (AE)(N)                                  86,200             237
Informatica Corp. (AE)(N)                              82,900           1,158
Ingram Micro, Inc. Class A (AE)                        98,800           1,742

                                                         Special Growth Fund  17

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integrated Device Technology, Inc. (AE)               123,600           1,912
Integrated Silicon Solutions, Inc. (AE)(N)            109,600             574
Intergraph Corp. (AE)                                  25,386             902
Internet Security Systems, Inc. (AE)(N)                50,630           1,139
Intersil Corp. Class A                                 31,900             750
Intervideo, Inc. (AE)(N)                                3,900              38
Interwoven, Inc. (AE)                                  17,900             170
j2 Global Communications, Inc. (AE)(N)                 33,000             924
JDA Software Group, Inc. (AE)(N)                        1,255              19
JDS Uniphase Corp. (AE)(N)                            396,600             845
Keynote Systems, Inc. (AE)(N)                          60,900             644
Lattice Semiconductor Corp. (AE)                       85,764             506
Lawson Software, Inc. (AE)(N)                         231,199           1,549
Logility, Inc. (AE)(N)                                  5,249              41
LSI Logic Corp. (AE)                                   38,500             316
McAfee, Inc. (AE)                                      17,500             377
MEMC Electronic Materials, Inc. (AE)                   39,100           1,189
Mentor Graphics Corp. (AE)(N)                         355,880           4,904
Merge Technologies, Inc. (AE)(N)                       13,900              99
Micros Systems, Inc. (AE)                              54,775           2,191
MicroStrategy, Inc. Class A (AE)(N)                     7,521             620
MIPS Technologies, Inc. Class A (AE)                   15,000              95
Napster, Inc. (AE)(N)                                  91,400             249
NAVTEQ Corp. (AE)                                      55,690           1,569
Novell, Inc. (AE)                                      23,656             154
NU Horizons Electronics Corp. (AE)(N)                  10,200             122
Nuance Communications, Inc. (AE)(N)                   184,800           1,711
Opnet Technologies, Inc. (AE)(N)                       15,449             196
Optical Communication Products, Inc. Class A
   (AE)(N)                                             29,000              52
Orckit Communications, Ltd. (AE)(N)                    48,600             374
Palm, Inc. (AE)(N)                                     19,400             289
Park Electrochemical Corp. (N)                         42,685           1,051
Pegasystems, Inc. (N)                                   7,072              46
PerkinElmer, Inc.                                      26,000             469
Planar Systems, Inc. (AE)                                 800               8
Plexus Corp. (AE)                                      39,395             982
PMC - Sierra, Inc. (AE)(N)                            256,300           1,310
Portalplayer, Inc. (AE)(N)                             15,911             172
PowerDsine, Ltd. (AE)(N)                               53,800             392
Progress Software Corp. (AE)(N)                        25,137             569
Quantum Corp. (AE)(N)                                 341,577             734
Rackable Systems, Inc. (AE)(N)                         55,500           1,183
Radisys Corp. (AE)(N)                                  25,838             545
RADWARE, Ltd. (AE)(N)                                  22,600             271
RealNetworks, Inc. (AE)(N)                            288,500           2,882
Red Hat, Inc. (AE)(N)                                   4,100              97
Redback Networks, Inc. (AE)(N)                         19,300             298
Reynolds & Reynolds Co. (The) Class A                  33,200           1,175
Rockwell Automation, Inc.                              59,455           3,685

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RSA Security, Inc. (AE)(N)                            112,600           3,105
Safeguard Scientifics, Inc. (AE)(N)                    95,500             193
Sanmina-SCI Corp. (AE)                                187,900             650
Scansource, Inc. (AE)                                  21,200             631
Seachange International, Inc. (AE)(N)                  85,200             564
Seagate Technology (N)                                102,446           2,377
Semtech Corp. (AE)                                    118,500           1,529
Silicon Storage Technology, Inc. (AE)(N)              137,996             549
Skyworks Solutions, Inc. (AE)(N)                      229,800           1,009
Solectron Corp. (AE)                                  309,300             934
SonicWALL, Inc. (AE)                                   41,400             414
SPSS, Inc. (AE)                                        31,022             839
Stellent, Inc.                                         24,297             228
Sybase, Inc. (AE)                                      13,581             286
Sycamore Networks, Inc. (AE)(N)                       237,277             864
SYKES Enterprises, Inc. (AE)(N)                        43,109             704
Syniverse Holdings, Inc. (AE)                          15,223             213
SYNNEX Corp. (AE)(N)                                   21,815             449
Synopsys, Inc. (AE)                                   179,770           3,218
Tekelec (AE)(N)                                        79,500             818
Tessera Technologies, Inc. (AE)                       150,817           4,746
TIBCO Software, Inc. (AE)                             185,200           1,474
Transaction Systems Architects, Inc. (AE)              79,620           2,948
Triquint Semiconductor, Inc. (AE)(N)                  134,620             635
Trizetto Group, Inc. (The) (AE)(N)                      6,700              91
Tyler Technologies, Inc. (AE)(N)                       28,662             345
Ultimate Software Group, Inc. (AE)(N)                  65,900           1,367
Unisys Corp. (AE)                                     499,500           2,557
Utstarcom, Inc. (AE)(N)                               170,300           1,415
VeriFone Holdings, Inc. (AE)(N)                       142,344           4,021
Vignette Corp. (AE)(N)                                 43,930             571
Vocus, Inc. (AE)(N)                                   122,900           1,670
Wavecom Sa - ADR (AE)(N)                               30,000             338
webMethods, Inc. (AE)(N)                              224,417           1,670
Websense, Inc. (AE)                                    13,420             252
Western Digital Corp. (AE)                             82,400           1,445
                                                                 ------------
                                                                      176,460
                                                                 ------------

Utilities - 3.9%
AGL Resources, Inc.                                     6,400             250
Allete, Inc. (N)                                       32,200           1,495
Alliant Energy Corp.                                   56,191           2,033
Aqua America, Inc. (N)                                 28,400             619
Avista Corp. (N)                                       24,990             624
Black Hills Corp. (N)                                  22,680             813
Centerpoint Energy, Inc. (N)                           80,000           1,099

 18  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CenturyTel, Inc.                                       20,250             781
Cleco Corp. (N)                                        12,100             299
CMS Energy Corp. (AE)                                  75,500           1,058
CT Communications, Inc. (N)                            32,435             810
Dobson Communications Corp. Class A (AE)              306,861           2,059
Energen Corp.                                          24,300           1,036
Golden Telecom, Inc. (N)                                7,100             175
Laclede Group, Inc. (The) (N)                           9,900             329
Leap Wireless International, Inc. (AE)(N)              73,642           3,292
MDU Resources Group, Inc.                              63,300           1,560
NeuStar, Inc. Class A (AE)(N)                         134,050           4,137
New Jersey Resources Corp. (N)                         15,400             769
NII Holdings, Inc. (AE)                                32,865           1,735
NorthWestern Corp.                                     26,732             928
NSTAR                                                  43,700           1,362
OGE Energy Corp.                                       35,500           1,344
Pepco Holdings, Inc.                                  104,900           2,570
Pinnacle West Capital Corp. (N)                        37,200           1,600
Portland General Electric Co. (N)                      19,600             513
RCN Corp. (AE)(N)                                      24,200             581
Southern Union Co. (N)                                 47,900           1,300
Southwest Gas Corp. (N)                                 7,635             251
Talk America Holdings, Inc. (AE)(N)                    22,800             135
TECO Energy, Inc.                                      98,700           1,573
Telephone & Data Systems, Inc.                         16,700             682
UGI Corp.                                              49,900           1,240
Unisource Energy Corp.                                 25,500             851
USA Mobility, Inc. (N)                                  9,608             166
Westar Energy, Inc.                                    27,542             636
Windstream Corp. (AE)                                  26,700             334
                                                                 ------------
                                                                       41,039
                                                                 ------------

TOTAL COMMON STOCKS
(cost $927,556)                                                       991,979
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                     211              25
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $45)                                                                 25
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.5%
Russell Investment Company Money Market Fund       64,597,444          64,597
United States Treasury Bills (c)(z)(sec.)
   4.885% due 09/14/06                                  4,000           3,977
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $68,574)                                                         68,574
                                                                 ------------

OTHER SECURITIES - 30.1%
Russell Investment Company Money Market Fund (x)   93,439,664          93,440
State Street Securities Lending Quality Trust
   (x)                                            227,033,632         227,034
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $320,474)                                                       320,474
                                                                 ------------

TOTAL INVESTMENTS - 129.9%
(identified cost $1,316,649)                                        1,381,052

OTHER ASSETS AND LIABILITIES,
NET - (29.9%)                                                        (318,043)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,063,009
                                                                 ============

                                                         Special Growth Fund  19

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 09/06 (995)                             70,108               (204)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (204)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 20  Special Growth Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.7%
Auto and Transportation - 2.6%
Alaska Air Group, Inc. (AE)                            43,400           1,611
Burlington Northern Santa Fe Corp.                     73,574           5,070
CSX Corp.                                             195,200          11,845
Expeditors International Washington, Inc.              74,500           3,387
FedEx Corp.                                            68,000           7,120
Ford Motor Co.                                        371,200           2,476
Heartland Express, Inc.                                20,500             308
JB Hunt Transport Services, Inc. (N)                  116,800           2,403
Landstar System, Inc.                                  14,700             628
Norfolk Southern Corp.                                364,380          15,821
Overseas Shipholding Group, Inc.                       61,729           3,975
Paccar, Inc. (N)                                      174,614          14,100
Southwest Airlines Co.                                279,600           5,030
Thor Industries, Inc. (N)                              87,600           3,753
TRW Automotive Holdings Corp. (AE)                     23,900             619
Union Pacific Corp.                                   155,243          13,196
United Parcel Service, Inc. Class B                     7,600             524
                                                                 ------------
                                                                       91,866
                                                                 ------------

Consumer Discretionary - 12.2%
Accenture, Ltd. Class A                               222,980           6,524
Advance Auto Parts, Inc.                               77,300           2,340
Alberto-Culver Co.                                     15,600             760
American Eagle Outfitters, Inc.                        17,700             582
American Greetings Corp. Class A                      109,880           2,476
Aramark Corp. Class B                                  42,300           1,358
Autonation, Inc. (AE)                                 351,259           6,920
Best Buy Co., Inc.                                     57,800           2,621
Black & Decker Corp.                                   99,300           7,002
Brinker International, Inc.                           101,000           3,272
CBS Corp. Class B                                     441,390          12,107
Circuit City Stores, Inc.                             298,700           7,318
Claire's Stores, Inc.                                  87,000           2,178
Clear Channel Communications, Inc.                    289,770           8,389
Coach, Inc. (AE)                                      188,600           5,415
Costco Wholesale Corp.                                123,300           6,505
Darden Restaurants, Inc.                              254,070           8,588
Dillard's, Inc. Class A                               250,250           7,515
DIRECTV Group, Inc. (The) (AE)                        375,200           6,397
DreamWorks Animation SKG, Inc. Class A (AE)             7,400             155
Dress Barn, Inc. (AE)                                  58,400           1,260
Electronic Arts, Inc. (AE)                             76,800           3,618
Estee Lauder Cos., Inc. (The) Class A                 166,500           6,214
Family Dollar Stores, Inc.                            131,700           2,992
Federated Department Stores, Inc.                     103,000           3,616
Gemstar-TV Guide International, Inc. (AE)              84,700             244
Google, Inc. Class A (AE)                              63,778          24,657
Harrah's Entertainment, Inc.                           20,900           1,256

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hasbro, Inc.                                          130,400           2,438
Home Depot, Inc.                                      318,171          11,044
International Game Technology                          87,400           3,379
Jarden Corp. (AE)                                       4,400             128
JC Penney Co., Inc.                                   122,900           7,738
Kimberly-Clark Corp.                                  136,400           8,327
Kohl's Corp. (AE)                                     106,900           6,054
Liberty Media Holding Corp.
   Series A (AE)                                       28,165           2,299
Limited Brands, Inc.                                  343,100           8,632
Lowe's Cos., Inc. (N)                                 525,900          14,909
Manpower, Inc.                                         94,769           5,637
Marriott International, Inc. Class A                  174,940           6,154
McDonald's Corp.                                      239,200           8,465
McGraw-Hill Cos., Inc. (The)                          228,085          12,841
Men's Wearhouse, Inc. (The)                            32,300           1,005
MGM Mirage (AE)                                         1,400              50
News Corp. Class A                                  1,070,200          20,591
Nike, Inc. Class B                                     79,000           6,241
Office Depot, Inc. (AE)                               411,668          14,841
Omnicom Group, Inc.                                    57,700           5,107
Phillips-Van Heusen Corp.                               9,500             337
Republic Services, Inc.                                57,890           2,325
Robert Half International, Inc.                        34,100           1,103
RR Donnelley & Sons Co.                                20,000             584
Sears Holdings Corp. (AE)                              15,500           2,127
Sonic Corp. (AE)                                       24,600             484
Staples, Inc.                                         229,150           4,954
Starbucks Corp. (AE)                                  490,130          16,792
Target Corp.                                          215,300           9,887
Time Warner, Inc.                                   2,688,500          44,360
Wal-Mart Stores, Inc.                                 404,470          17,999
Walt Disney Co.                                       838,660          24,900
Waste Management, Inc.                                 21,140             727
Weight Watchers International, Inc.                    34,600           1,384
Williams-Sonoma, Inc.                                 124,600           3,962
Yum! Brands, Inc.                                     172,900           7,780
                                                                 ------------
                                                                      427,864
                                                                 ------------

Consumer Staples - 5.9%
Altria Group, Inc.                                    117,610           9,405
Clorox Co.                                             17,800           1,067
Coca-Cola Co. (The)                                   359,500          15,998
Coca-Cola Enterprises, Inc.                            95,400           2,047
Colgate-Palmolive Co.                                  69,890           4,146
CVS Corp.                                             135,700           4,440
Dean Foods Co. (AE)                                    62,350           2,340

                                                    Quantitative Equity Fund  21

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Mills, Inc.                                   225,200          11,688
Hansen Natural Corp. (AE)                              50,850           2,339
Hershey Co. (The)                                      60,200           3,309
Hormel Foods Corp. (N)                                 51,800           1,954
Kraft Foods, Inc. Class A                             100,170           3,246
Kroger Co. (The)                                      721,279          16,539
Loews Corp. - Carolina Group                           54,000           3,099
McCormick & Co., Inc.                                  62,700           2,198
Pepsi Bottling Group, Inc. (N)                        161,600           5,373
PepsiAmericas, Inc.                                    22,700             513
PepsiCo, Inc.                                         882,500          55,933
Procter & Gamble Co.                                  498,863          28,036
Reynolds American, Inc. (N)                           116,512          14,771
Safeway, Inc.                                         192,000           5,391
Supervalu, Inc.                                        24,620             668
Tyson Foods, Inc. Class A                             426,730           6,038
UST, Inc.                                              59,000           2,983
Walgreen Co.                                           51,800           2,423
                                                                 ------------
                                                                      205,944
                                                                 ------------

Financial Services - 23.2%
Allstate Corp. (The)                                  317,200          18,023
AMBAC Financial Group, Inc.                           104,884           8,717
American Express Co.                                   24,800           1,291
American Financial Realty Trust (o)                    11,900             138
American International Group, Inc.                    265,620          16,115
AmeriCredit Corp. (AE)                                225,290           5,540
Ameriprise Financial, Inc.                            156,040           6,959
AON Corp.                                              79,800           2,732
Automatic Data Processing, Inc.                       117,800           5,155
Bank of America Corp.                               1,619,682          83,462
Bank of Hawaii Corp.                                   59,730           2,959
Bank of New York Co., Inc. (The)                      188,200           6,325
BB&T Corp.                                             29,100           1,222
Bear Stearns Cos., Inc. (The)                           9,800           1,390
Brown & Brown, Inc.                                    30,400             954
Capital One Financial Corp.                            57,500           4,448
CapitalSource, Inc. (o)                                90,300           2,130
CB Richard Ellis Group, Inc. Class A (AE)              91,200           2,146
CBL & Associates Properties, Inc. (o)                  50,400           1,974
Charles Schwab Corp. (The)                            192,700           3,060
Chubb Corp.                                           255,570          12,886
Cigna Corp.                                            14,200           1,296
Cincinnati Financial Corp. (N)                         87,427           4,123
CIT Group, Inc.                                       292,500          13,429
Citigroup, Inc.                                     1,195,040          57,732
Comerica, Inc.                                         73,200           4,286
Commerce Group, Inc.                                    3,200              97
Countrywide Financial Corp.                           424,418          15,207
Crescent Real Estate Equities Co. (o)                  43,400             847
Equity Office Properties Trust (o)                    292,350          11,083
Fidelity National Financial, Inc.                      75,362           2,890

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fidelity National Title Group, Inc. Class A            38,800             732
Fifth Third Bancorp                                    80,900           3,086
First Data Corp.                                       34,050           1,391
Fiserv, Inc. (AE)                                     300,000          13,098
Franklin Resources, Inc.                               71,300           6,520
Genworth Financial, Inc. Class A                      229,890           7,885
Golden West Financial Corp.                            31,950           2,353
Goldman Sachs Group, Inc.                             319,300          48,773
Hartford Financial Services Group, Inc.                 8,500             721
Health Care Property Investors, Inc. (o)               50,400           1,382
Health Care REIT, Inc. (o)                             22,200             803
Hospitality Properties Trust (o)(N)                    38,600           1,682
Host Hotels & Resorts, Inc. (o)                       170,200           3,612
Hudson City Bancorp, Inc.                             176,080           2,284
International Securities Exchange, Inc. Class A
   New                                                 11,900             484
Jefferies Group, Inc.                                  12,300             320
JPMorgan Chase & Co.                                1,309,086          59,721
KeyCorp                                               263,900           9,738
Kimco Realty Corp. (o)                                 55,340           2,172
LandAmerica Financial Group, Inc.                      15,900           1,015
Lehman Brothers Holdings, Inc.                        403,500          26,207
Leucadia National Corp. (N)                            53,900           1,484
Loews Corp.                                           477,530          17,697
M&T Bank Corp.                                          9,767           1,191
MBIA, Inc.                                            123,923           7,288
Mellon Financial Corp.                                 74,200           2,597
Mercury General Corp.                                  11,000             607
Merrill Lynch & Co., Inc.                             591,880          43,101
Metlife, Inc.                                         640,800          33,322
MGIC Investment Corp.                                  22,800           1,298
Mid-America Apartment Communities, Inc. (o)             7,300             417
Morgan Stanley                                        413,600          27,504
National City Corp.                                   126,900           4,568
Nationwide Financial Services, Inc.                    23,160           1,044
New Plan Excel Realty Trust (o)                        28,800             746
New York Community Bancorp, Inc.                       38,200             624
Newcastle Investment Corp. (o)                         19,200             493
Old Republic International Corp.                      188,350           4,006
Philadelphia Consolidated Holding Co. (AE)             18,800             637
PNC Financial Services Group, Inc.                     92,100           6,524
Principal Financial Group, Inc. (N)                   320,240          17,293
Progressive Corp. (The)                               177,500           4,294
ProLogis (o)                                          105,611           5,846
Protective Life Corp.                                   9,400             435

 22  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prudential Financial, Inc.                            120,800           9,500
Radian Group, Inc.                                    136,130           8,376
Raymond James Financial, Inc.                          23,400             680
Rayonier, Inc. (o)                                     31,200           1,242
Realty Income Corp. (o)                                22,700             519
Regions Financial Corp.                               108,113           3,923
Safeco Corp.                                          155,000           8,327
Simon Property Group, Inc. (o)                         48,000           4,105
SL Green Realty Corp. (o)                               7,550             863
Stancorp Financial Group, Inc.                         19,000             819
State Street Corp.                                     61,500           3,694
SunTrust Banks, Inc.                                  156,212          12,320
Synovus Financial Corp.                                20,800             588
UnionBanCal Corp.                                     188,370          11,639
United Rentals, Inc. (AE)                              87,970           2,456
Unitrin, Inc.                                           5,000             200
US Bancorp                                            513,900          16,445
Wachovia Corp.                                        127,500           6,838
Washington Mutual, Inc.                               108,000           4,828
Wells Fargo & Co.                                     408,460          29,548
WR Berkley Corp.                                      278,565          10,028
Zions Bancorporation                                   13,854           1,138
                                                                 ------------
                                                                      813,687
                                                                 ------------

Health Care - 13.8%
Abbott Laboratories                                   387,982          18,534
Aetna, Inc.                                           334,068          10,520
AmerisourceBergen Corp.                               726,280          31,230
Amgen, Inc. (AE)                                      375,190          26,166
Becton Dickinson & Co.                                225,640          14,874
Biogen Idec, Inc. (AE)                                 95,020           4,002
Bristol-Myers Squibb Co.                              237,800           5,778
Cardinal Health, Inc.                                 500,400          33,527
Caremark Rx, Inc. (N)                                 806,089          42,561
Celgene Corp. (AE)                                    115,940           5,552
Cerner Corp. (AE)                                      29,100           1,178
Cytyc Corp. (AE)                                       36,950             909
Dade Behring Holdings, Inc.                            66,400           2,704
Express Scripts, Inc. (AE)                            108,060           8,324
Forest Laboratories, Inc. (AE)                        169,500           7,850
Genentech, Inc. (AE)                                  427,704          34,567
Gilead Sciences, Inc. (AE)                            181,700          11,171
Hospira, Inc. (AE)                                     18,220             796
Humana, Inc. (AE)                                     142,840           7,989
ImClone Systems, Inc. (AE)(N)                          32,600           1,059
IMS Health, Inc.                                       92,200           2,530
Johnson & Johnson                                     775,700          48,520
King Pharmaceuticals, Inc. (AE)                       197,700           3,365
McKesson Corp.                                        651,930          32,851
Medco Health Solutions, Inc. (AE)                      70,800           4,201
Merck & Co., Inc.                                     698,800          28,141
Mylan Laboratories, Inc.                               39,900             876
Pediatrix Medical Group, Inc. (AE)                     18,100             767

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pfizer, Inc.                                        2,866,550          74,502
Pharmaceutical Product Development, Inc.               37,800           1,455
Schering-Plough Corp.                                 331,100           6,768
Sierra Health Services, Inc. (AE)                      24,900           1,075
Tenet Healthcare Corp. (AE)                           162,700             963
UnitedHealth Group, Inc.                               22,000           1,052
WellPoint, Inc. (AE)                                   85,600           6,377
                                                                 ------------
                                                                      482,734
                                                                 ------------

Integrated Oils - 6.3%
Chevron Corp.                                         157,250          10,344
ConocoPhillips                                        739,710          50,774
Exxon Mobil Corp.                                   2,043,488         138,426
Hess Corp.                                            126,000           6,665
Marathon Oil Corp.                                    139,700          12,662
                                                                 ------------
                                                                      218,871
                                                                 ------------

Materials and Processing - 4.3%
Alcoa, Inc.                                           246,100           7,371
Archer-Daniels-Midland Co.                            322,920          14,209
Ashland, Inc.                                          48,060           3,196
Avery Dennison Corp.                                   39,800           2,333
Bemis Co.                                              50,100           1,538
Dow Chemical Co. (The)                                 62,400           2,158
Eagle Materials, Inc.                                 133,100           4,786
EMCOR Group, Inc. (AE)                                 21,500           1,108
Energizer Holdings, Inc. (AE)                          90,860           5,781
Florida Rock Industries, Inc.                          26,600           1,012
Freeport-McMoRan Copper & Gold, Inc. Class B (N)      320,100          17,465
Louisiana-Pacific Corp.                                30,900             618
Martin Marietta Materials, Inc.                        31,000           2,496
Masco Corp.                                           114,700           3,066
Monsanto Co.                                          207,352           8,914
Mueller Industries, Inc.                                3,600             132
Newmont Mining Corp.                                   54,930           2,814
Nucor Corp.                                           601,654          31,990
Packaging Corp. of America                             31,600             725
Pactiv Corp. (AE)                                     110,800           2,716
Phelps Dodge Corp.                                     34,300           2,996
PPG Industries, Inc.                                   55,300           3,403
Quanex Corp.                                           24,000             871
Rohm & Haas Co.                                       206,900           9,542
Scotts Miracle-Gro Co. (The) Class A                    3,700             145
Sherwin-Williams Co. (The)                            144,500           7,312
Southern Copper Corp.                                   8,500             820
Steel Dynamics, Inc.                                   99,200           5,756

                                                    Quantitative Equity Fund  23

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Titanium Metals Corp. (AE)                             17,100             493
USEC, Inc.                                             70,300             740
USG Corp. (AE)                                          6,700             311
Vulcan Materials Co.                                   71,000           4,755
                                                                 ------------
                                                                      151,572
                                                                 ------------

Miscellaneous - 2.4%
3M Co.                                                  3,800             268
Eaton Corp.                                             4,800             308
General Electric Co.                                2,294,260          74,999
Honeywell International, Inc.                         109,600           4,241
ITT Corp.                                              18,700             945
SPX Corp.                                              51,690           2,825
Trinity Industries, Inc.                               46,100           1,541
                                                                 ------------
                                                                       85,127
                                                                 ------------

Other Energy - 3.5%
Anadarko Petroleum Corp.                              187,960           8,597
Apache Corp.                                           90,830           6,401
Arch Coal, Inc.                                        36,800           1,396
Cameron International Corp. (AE)                       61,800           3,115
Devon Energy Corp.                                    599,290          38,738
ENSCO International, Inc.                              38,600           1,784
EOG Resources, Inc.                                   121,250           8,991
Helix Energy Solutions Group, Inc. (AE)                47,100           1,836
Holly Corp.                                            66,300           3,355
Oceaneering International, Inc. (AE)                   18,400             804
Patterson-UTI Energy, Inc.                            212,775           6,026
RPC, Inc.                                               2,600              60
Schlumberger, Ltd.                                     77,860           5,205
Smith International, Inc.                               8,000             357
Sunoco, Inc.                                          159,530          11,094
Tetra Technologies, Inc. (AE)                          63,900           1,828
Ultra Petroleum Corp. (AE)                            102,960           6,029
XTO Energy, Inc.                                      329,200          15,469
                                                                 ------------
                                                                      121,085
                                                                 ------------

Producer Durables - 5.2%
Applied Industrial Technologies, Inc.                  31,700             739
Applied Materials, Inc.                               329,200           5,182
Boeing Co.                                            326,695          25,293
Caterpillar, Inc.                                     159,860          11,329
Cummins, Inc. (N)                                      23,700           2,773
Danaher Corp.                                          61,600           4,016
DR Horton, Inc.                                       111,230           2,384
Emerson Electric Co.                                  166,400          13,132
Gardner Denver, Inc. (AE)                              37,800           1,310
Illinois Tool Works, Inc.                             215,200           9,841
JLG Industries, Inc.                                   46,600             844
Joy Global, Inc.                                       44,700           1,677
Lam Research Corp. (AE)                               193,900           8,064
Lockheed Martin Corp.                                 523,100          41,681

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                              60,600           2,379
MKS Instruments, Inc. (AE)                             18,200             376
Molex, Inc.                                            12,500             397
Northrop Grumman Corp.                                548,815          36,326
Terex Corp. (AE)                                        8,000             359
United Technologies Corp.                             187,400          11,654
Waters Corp. (AE)                                      42,780           1,740
                                                                 ------------
                                                                      181,496
                                                                 ------------

Technology - 11.5%
Acxiom Corp.                                           30,990             759
Advanced Micro Devices, Inc. (AE)                     394,400           7,647
Agere Systems, Inc. (AE)                               60,300             878
Analog Devices, Inc.                                   50,400           1,630
Applera Corp. - Applied Biosystems Group              144,219           4,637
Arrow Electronics, Inc. (AE)                          161,330           4,559
Avnet, Inc. (AE)                                       68,400           1,245
AVX Corp. (N)                                          52,000             787
BEA Systems, Inc. (AE)                                366,100           4,298
Benchmark Electronics, Inc. (AE)                       27,500             669
BMC Software, Inc. (AE)                                43,500           1,019
Cadence Design Systems, Inc. (AE)                     273,190           4,423
Ciena Corp. (AE)                                       90,300             328
Cisco Systems, Inc. (AE)                            3,053,660          54,508
Computer Sciences Corp. (AE)(N)                       292,719          15,336
Conexant Systems, Inc. (AE)                            68,200             122
Corning, Inc. (AE)                                     62,600           1,194
Electronic Data Systems Corp.                         141,020           3,370
EMC Corp. (AE)                                        338,900           3,440
F5 Networks, Inc. (AE)                                 55,900           2,590
Freescale Semiconductor, Inc. Class B                 128,653           3,669
General Dynamics Corp.                                154,400          10,348
Harris Corp.                                           88,700           4,040
Hewlett-Packard Co.                                 1,573,740          50,218
Ingram Micro, Inc. Class A (AE)                       174,300           3,073
Intel Corp.                                           257,800           4,640
International Business Machines Corp.                 345,500          26,745
Intuit, Inc. (AE)                                     360,050          11,115
Jabil Circuit, Inc.                                   244,800           5,655
LSI Logic Corp. (AE)                                  108,100             886
Micron Technology, Inc. (AE)                          276,210           4,306
Microsoft Corp.                                     1,094,580          26,303
Motorola, Inc.                                        768,000          17,480
National Semiconductor Corp.                          251,100           5,841
NCR Corp. (AE)                                         76,300           2,452
Nvidia Corp. (AE)                                     107,000           2,368
Oracle Corp. (AE)                                     908,100          13,594

 24  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
QLogic Corp. (AE)                                      35,200             616
Qualcomm, Inc.                                        575,500          20,292
Raytheon Co.                                          218,690           9,856
Red Hat, Inc. (AE)                                    207,720           4,919
Sanmina-SCI Corp. (AE)                                159,600             552
Seagate Technology, Inc. (AE)                          67,668              --
Sun Microsystems, Inc. (AE)                           686,300           2,985
Sycamore Networks, Inc. (AE)                          158,300             576
Symantec Corp. (AE)                                   175,200           3,043
Synopsys, Inc. (AE)                                   176,281           3,156
Tellabs, Inc. (AE)                                    336,260           3,161
Texas Instruments, Inc.                             1,328,050          39,549
Unisys Corp. (AE)                                     125,000             640
Western Digital Corp. (AE)(N)                         470,399           8,251
                                                                 ------------
                                                                      403,768
                                                                 ------------

Utilities - 5.8%
American Electric Power Co., Inc.                      99,550           3,596
AT&T, Inc.                                            744,092          22,315
BellSouth Corp.                                       120,290           4,712
CenturyTel, Inc.                                      186,000           7,174
Citizens Communications Co.                           111,700           1,433
Constellation Energy Group, Inc.                       56,800           3,289
Duke Energy Corp.                                     486,830          14,761
Edison International                                  215,341           8,911
Embarq Corp. (AE)                                     134,780           6,099
Entergy Corp.                                          65,200           5,027
FirstEnergy Corp.                                     116,790           6,540
KeySpan Corp.                                          89,800           3,616
Leap Wireless International, Inc. (AE)                 14,700             657
PG&E Corp. (N)                                        313,670          13,074
PPL Corp.                                             192,200           6,539
Progress Energy, Inc.                                  19,900             867
Qwest Communications International, Inc. (AE)(N)      187,100           1,495
Sprint Nextel Corp.                                   168,390           3,334
Telephone & Data Systems, Inc.                         14,800             605
TXU Corp.                                             722,299          46,393
Verizon Communications, Inc.                        1,216,576          41,144
                                                                 ------------
                                                                      201,581
                                                                 ------------

TOTAL COMMON STOCKS
(cost $3,061,823)                                                   3,385,595
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.3%
Russell Investment Company
   Money Market Fund                              107,437,000         107,437
United States Treasury Bills (c)(z)(sec.)
   4.885% due 09/14/06                                  7,500           7,456
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $114,893)                                                       114,893
                                                                 ------------

OTHER SECURITIES - 1.8%
Russell Investment Company
   Money Market Fund (X)                           18,771,973          18,772
State Street Securities Lending
   Quality Trust (X)                               45,610,923          45,611
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $64,383)                                                         64,383
                                                                 ------------

TOTAL INVESTMENTS - 101.8%
(identified cost $3,241,099)                                        3,564,871

OTHER ASSETS AND LIABILITIES,
NET - (1.8%)                                                          (63,659)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,501,212
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Quantitative Equity Fund  25

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/06 (37)                              12,867                (47)

Russell 1000 Mini Index (CME) expiration date
   09/06 (60)                                               4,173                 11

S&P 500 E-Mini Index (CME) expiration date 09/06
   (375)                                                   24,034                  2

S&P 500 Index (CME)
   expiration date 09/06 (96)                              30,763                214

S&P Midcap 400 E-Mini Index (CME)
   expiration date 09/06 (515)                             38,440               (298)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (118)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 26  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.7%
Australia - 3.5%
Alumina, Ltd. (N)                                      34,000             166
Amcor, Ltd. (N)                                     1,309,242           6,792
AMP, Ltd. (N)                                         237,500           1,640
Australia & New Zealand Banking Group, Ltd.           145,787           2,821
Australian Gas Light Co., Ltd.                         18,500             270
Australian Stock Exchange, Ltd. (N)                    30,900             775
Australian Wealth Management, Ltd.                    302,550             522
AXA Asia Pacific Holdings, Ltd. (N)                    60,300             293
Babcock & Brown, Ltd.                                  10,800             160
BHP Billiton, Ltd. (N)                                602,287          12,817
Billabong International, Ltd. (N)                      35,800             396
BlueScope Steel, Ltd. (N)                              43,600             229
Boral, Ltd.                                            51,300             296
Bradken, Ltd.                                          53,731             222
Burns Philp & Co., Ltd. (AE)                          461,011             336
Caltex Australia, Ltd.                                 18,700             349
Centro Properties Group                                39,500             210
CFS Gandel Retail Trust                                81,600             116
Coca-Cola Amatil, Ltd. (N)                            373,870           1,962
Coles Myer, Ltd.                                      649,470           5,659
Commonwealth Bank of Australia                         44,800           1,538
Computershare, Ltd.                                   230,500           1,388
ConnectEast Group                                      29,181              26
CSL, Ltd.                                               5,800             234
CSR, Ltd.                                             152,800             397
David Jones, Ltd. (N)                                 117,000             271
DB RREEF Trust (o)                                    129,442             154
Downer EDI, Ltd.                                      134,713             773
Dyno Nobel, Ltd. (AE)                                  75,800             141
Foster's Group, Ltd.                                1,890,786           7,795
GPT Group                                              73,300             254
Harvey Norman Holdings, Ltd. (N)                       57,700             152
Insurance Australia Group, Ltd. (N)                   248,810             991
Investa Property Group (N)                              8,800              15
Leighton Holdings, Ltd.                                23,000             340
Lend Lease Corp., Ltd.                                 15,600             170
Macquarie Airports Management, Ltd.                   912,800           2,154
Macquarie Bank, Ltd. (N)                               41,620           1,973
Macquarie Goodman Group (N)                            25,930             119
Macquarie Infrastructure Group                         85,700             179
McGuigan Simeon Wines, Ltd.                           145,747             266
Metcash, Ltd. (N)                                     146,657             441
Mirvac Group (N)                                       13,700              45
National Australia Bank, Ltd. (N)                     652,433          17,948
Oil Search, Ltd. (N)                                  161,500             510
OneSteel, Ltd. (N)                                    129,400             387
Origin Energy, Ltd. (N)                                12,200              71
Pacific Brands, Ltd. (N)                              147,600             263
PaperlinX, Ltd. (N)                                    33,700              89
Promina Group, Ltd.                                   299,400           1,260

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Publishing & Broadcasting, Ltd. (N)                   121,140           1,587
Qantas Airways, Ltd.                                  411,950             963
QBE Insurance Group, Ltd. (N)                         499,413           8,438
Ramsay Health Care, Ltd. (N)                           53,658             379
Rinker Group, Ltd.                                    112,820           1,139
Rio Tinto, Ltd. (N)                                    15,600             889
Santos, Ltd.                                           40,100             353
Sons of Gwalia, Ltd. (AE)(N)(B)                        34,800              --
Stockland (N)                                          45,700             239
Suncorp-Metway, Ltd.                                   19,900             295
Sydney Roads Group (AE)                                28,566              23
Symbion Health, Ltd.                                  291,244             685
TABCORP Holdings, Ltd. (N)                            205,940           2,422
Telstra Corp., Ltd. (N)                             1,926,266           5,639
Toll Holdings, Ltd.                                     5,120              56
Transurban Group (N)                                   92,300             501
United Group, Ltd. (N)                                 50,000             543
Wesfarmers, Ltd. (N)                                  129,200           3,505
Westfield Group (N)                                    43,256             610
Westpac Banking Corp. (N)                              53,400             900
Woodside Petroleum, Ltd.                                9,800             321
Woolworths, Ltd.                                      374,205           5,460
                                                                 ------------
                                                                      111,322
                                                                 ------------

Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen AG
   (N)                                                135,852           7,837
OMV AG                                                 15,000             920
Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG Class A (N)            13,800             668
Voestalpine AG (N)                                     12,300           1,817
                                                                 ------------
                                                                       11,242
                                                                 ------------

Belgium - 0.8%
Dexia                                                   3,200              78
Fortis (N)                                            465,957          16,571
Groupe Bruxelles Lambert SA                             5,400             569
KBC Groep NV                                           82,227           8,960
Solvay SA                                               1,200             142
Umicore                                                 3,000             380
                                                                 ------------
                                                                       26,700
                                                                 ------------

Bermuda - 0.4%
Esprit Holdings, Ltd.                                 597,500           4,545
Ingersoll-Rand Co., Ltd. Class A (N)                    9,500             340
Jardine Matheson Holdings, Ltd.                       161,300           3,065
Kerry Properties, Ltd. (N)                             27,500              91

                                               International Securities Fund  27

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Li & Fung, Ltd.                                     1,735,200           3,635
Orient Overseas International, Ltd. (N)                35,000             138
Shangri-La Asia, Ltd.                                 110,000             226
                                                                 ------------
                                                                       12,040
                                                                 ------------

Brazil - 0.4%
Banco Itau Holding Financeira
   SA - ADR                                            34,500           1,065
Cia Vale do Rio Doce - ADR (N)                        279,600           6,487
Gerdau SA - ADR (N)                                    97,200           1,513
Petroleo Brasileiro SA - ADR                           40,450           3,716
Unibanco - Uniao de Bancos Brasileiros SA - ADR        10,800             749
                                                                 ------------
                                                                       13,530
                                                                 ------------

Canada - 1.3%
Barrick Gold Corp.                                     45,800           1,406
Cameco Corp.                                           58,700           2,342
Canadian National Railway Co.                          76,660           3,096
Canadian Natural Resources, Ltd.                       85,200           4,525
Celestica, Inc. (AE)                                  147,500           1,385
EnCana Corp. (N)                                       25,400           1,370
Gerdau Ameristeel Corp.                               200,000           1,967
Husky Energy, Inc. (N)                                 21,100           1,433
ING Canada, Inc.                                       37,900           1,817
Nexen, Inc.                                            26,000           1,521
Rogers Communications, Inc. Class B                    78,500           3,354
SNC-Lavalin Group, Inc.                               132,600           3,340
Suncor Energy, Inc.                                    69,100           5,572
Talisman Energy, Inc. (N)                              29,500             501
Teck Cominco, Ltd. Class B (N)                         74,000           4,893
Toronto-Dominion Bank (N)                              35,500           1,812
                                                                 ------------
                                                                       40,334
                                                                 ------------

Cayman Islands - 0.1%
Foxconn International Holdings, Ltd. (AE)(N)          160,000             372
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                          2,291,000           3,980
                                                                 ------------
                                                                        4,352
                                                                 ------------

China - 0.2%
China Life Insurance Co., Ltd. Class H (N)          3,201,000           5,397
China Telecom Corp., Ltd. Class H                   1,480,000             487
PetroChina Co., Ltd. Class H                          866,000             982
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                  156,500             524
                                                                 ------------
                                                                        7,390
                                                                 ------------

Denmark - 0.2%
Danske Bank A/S                                        93,331           3,579

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
East Asiatic Co., Ltd. A/S (N)                         10,200             405
FLSmidth & Co. A/S (N)                                 10,950             426
GN Store Nord (N)                                      11,400             162
Novo Nordisk A/S
   Series B                                             4,350             268
Topdanmark A/S (AE)(N)                                  3,600             504
                                                                 ------------
                                                                        5,344
                                                                 ------------

Finland - 0.7%
Fortum OYJ                                            133,357           3,615
Kesko OYJ Class B                                      10,700             445
Kone OYJ Class B                                        1,820              81
M-real OYJ Class B (N)                                251,430           1,137
Metso OYJ                                              41,500           1,496
Neste Oil OYJ (N)                                      35,888           1,238
Nokia OYJ                                             217,000           4,305
Nokia OYJ - ADR                                        20,090             399
Nokian Renkaat OYJ (N)                                  9,450             131
Oriola-KD OYJ (AE)(N)                                   3,700               9
Orion OYJ (AE)(N)                                       3,700              62
Rautaruukki OYJ                                        16,150             459
Sampo OYJ Class A (N)                                  91,900           1,734
UPM-Kymmene OYJ                                       345,769           7,668
Wartsila Oyj Class B                                    4,000             155
YIT OYJ                                                 6,600             145
                                                                 ------------
                                                                       23,079
                                                                 ------------

France - 11.3%
Air France-KLM (N)                                     41,800           1,032
Air Liquide SA (N)                                     60,466          12,204
Alstom RGPT (AE)                                       71,300           6,189
Arkema (AE)                                             2,970             115
Assurances Generales de France (N)                     38,400           4,640
AXA SA (N)                                            631,853          21,793
BNP Paribas (N)                                       217,393          21,161
Capgemini SA                                           29,500           1,585
Carrefour SA (N)                                      128,765           8,028
Casino Guichard Perrachon SA (N)                        9,600             789
Christian Dior SA (N)                                  22,700           2,263
Cie de Saint-Gobain (N)                               119,031           8,500
Cie Generale d'Optique Essilor International SA
   (N)                                                 39,571           3,958
CNP Assurances (N)                                     10,800           1,029
Compagnie Generale des Etablissements Michelin
   Class B                                             17,100           1,039
Credit Agricole SA (N)                                479,286          19,267
Electricite de France (N)                              24,400           1,257
France Telecom SA (N)                                 381,276           7,988

 28  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Groupe Danone (N)                                     107,108          14,161
L'Oreal SA                                             33,640           3,371
Lafarge SA (N)                                         26,481           3,203
Lagardere SCA (N)                                      27,020           1,895
Legrand SA (N)                                        114,890           3,067
LVMH Moet Hennessy Louis Vuitton SA (N)               133,152          13,377
Natexis Banques Populaires (N)                          1,900             466
Pernod-Ricard SA (N)                                   34,800           7,246
Peugeot SA (N)                                        111,298           5,842
Renault SA (N)                                        126,235          13,795
Sanofi-Aventis (N)                                    321,326          30,559
Sanofi-Aventis                                          3,305             316
Schneider Electric SA (N)                             129,689          13,336
Societe BIC SA (N)                                     10,000             600
Societe Generale (N)                                  170,457          25,432
Sodexho Alliance SA (N)                                21,800           1,106
Suez SA (N)                                           179,974           7,463
Suez SA (AE)(N)                                        40,348               1
Thomson (N)                                           147,930           2,485
Total SA (N)                                          725,747          49,366
Total SA - ADR                                         55,272           3,771
Unibail (N)                                            26,151           4,854
Valeo SA (N)                                          102,173           3,734
Vallourec SA (N)                                       59,649          12,969
Veolia Environnement (N)                              266,454          14,472
                                                                 ------------
                                                                      359,724
                                                                 ------------

Germany - 5.9%
Aareal Bank AG (AE)(N)                                 20,211             782
Adidas AG (N)                                          14,000             653
Allianz AG                                             34,020           5,344
BASF AG                                                 2,800             225
Bayer AG (N)                                          460,285          22,678
Bilfinger Berger AG                                    23,900           1,248
Celesio AG                                             27,200           1,272
Commerzbank AG                                        221,329           7,758
Continental AG                                         89,900           9,187
DaimlerChrysler AG                                     13,600             702
Deutsche Bank AG                                       59,561           6,867
Deutsche Boerse AG                                     54,216           7,698
Deutsche Lufthansa AG                                 291,700           5,451
Deutsche Post AG                                      254,371           6,297
Deutsche Telekom AG (N)                               313,870           4,851
E.ON AG                                               260,214          31,372
Fresenius Medical Care AG & Co. KGaA (N)                7,800             935
GEA Group AG                                           55,700             911
Hannover Rueckversicherung AG (N)                     110,020           3,883
Hochtief AG                                            34,600           1,829
Hypo Real Estate Holding AG                             4,000             222
Infineon Technologies AG (AE)(N)                      304,730           3,254
K+S AG (N)                                              1,000              75

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lanxess AG (AE)(N)                                        130               5
MAN AG                                                143,300          10,359
Medion AG (N)                                          29,900             367
Merck KGaA (N)                                         34,700           3,166
Metro AG                                               48,030           2,739
MLP AG (N)                                              5,600             107
Muenchener Rueckversicherungs AG                       44,783           6,169
RWE AG                                                181,829          15,973
Salzgitter AG                                          23,300           1,839
SAP AG                                                 46,400           8,492
Siemens AG                                             82,780           6,673
Suedzucker AG (N)                                       7,700             187
ThyssenKrupp AG (N)                                    24,300             851
TUI AG (N)                                            117,600           2,368
Volkswagen AG (N)                                      48,277           3,623
Wacker Chemie AG (AE)                                  10,565           1,100
Wincor Nixdorf AG                                       2,600             343
                                                                 ------------
                                                                      187,855
                                                                 ------------

Greece - 0.4%
Alpha Bank AE                                          36,300             930
EFG Eurobank Ergasias SA                               99,120           2,798
OPAP SA                                               215,133           7,810
Public Power Corp.                                     86,120           2,055
                                                                 ------------
                                                                       13,593
                                                                 ------------

Hong Kong - 1.1%
Bank of East Asia, Ltd.                               170,438             704
BOC Hong Kong Holdings, Ltd. (N)                    1,088,500           2,213
Cheung Kong Holdings, Ltd.                             97,800           1,060
China Mobile, Ltd.                                    248,000           1,597
China Netcom Group Corp. Hong Kong, Ltd. (N)          273,000             497
Citic Pacific, Ltd. (N)                               257,200             751
CLP Holdings, Ltd.                                    116,500             691
CNOOC, Ltd. (N)                                     3,917,000           3,332
Hang Lung Properties, Ltd.                             80,000             158
Henderson Land Development Co., Ltd. (N)               14,000              77
Hong Kong Exchanges and Clearing, Ltd. (N)            456,000           2,964
HongKong Electric Holdings                          1,157,000           5,509
Hopewell Holdings (N)                                 102,000             291
Hutchison China Meditech, Ltd. (AE)                         5              --
Hutchison Whampoa, Ltd.                               143,000           1,305
Link REIT (The) (AE)(o)                                45,500              96
Melco International Development                       347,000             764
MTR Corp.                                              58,500             150

                                               International Securities Fund  29

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New World Development, Ltd.                            90,000             154
Shun TAK Holdings, Ltd. (N)                         1,863,100           2,403
Sino Land Co. (N)                                     622,352           1,049
Sun Hung Kai Properties, Ltd.                          96,000           1,009
Swire Pacific, Ltd.                                   135,300           1,405
Television Broadcasts, Ltd.                            57,000             349
Wharf Holdings, Ltd.                                1,374,862           5,105
                                                                 ------------
                                                                       33,633
                                                                 ------------

Hungary - 0.0%
MOL Hungarian Oil and Gas PLC                           9,700           1,077
                                                                 ------------

India - 0.0%
State Bank of India, Ltd. - GDR                        24,500           1,047
                                                                 ------------

Indonesia - 0.1%
Bank Central Asia Tbk PT                            4,985,500           2,295
Telekomunikasi Indonesia Tbk PT                     1,488,000           1,222
Telekomunikasi Indonesia Tbk
   PT - ADR                                             6,742             225
                                                                 ------------
                                                                        3,742
                                                                 ------------

Ireland - 0.6%
Allied Irish Banks PLC                                112,100           2,718
Bank of Ireland PLC                                   285,558           5,074
CRH PLC                                               100,340           3,232
Elan Corp. PLC - ADR (AE)(N)                          210,000           3,222
Irish Life & Permanent PLC                             42,900             992
Ryanair Holdings PLC - ADR (AE)(N)                     62,306           3,521
                                                                 ------------
                                                                       18,759
                                                                 ------------

Italy - 3.1%
Assicurazioni Generali SpA (N)                        159,060           5,687
Banca Intesa SpA (N)                                1,928,074          11,152
Banco Popolare di Verona e Novara Scrl (N)            173,986           4,956
Benetton Group SpA (N)                                 18,500             270
Buzzi Unicem SpA (N)                                  124,600           2,846
Enel SpA (N)                                          235,880           2,082
ENI SpA (N)                                           748,189          22,947
ERG SpA (N)                                            72,200           1,753
Fastweb (AE)(N)                                        21,659             838
Fiat SpA (AE)(N)                                      288,100           4,077
Fondiaria-Sai SpA (N)                                  51,600           2,082
Italcementi SpA (N)                                    88,200           2,193
Lottomatica SpA (N)                                    52,810           1,962
Mediaset SpA                                          275,050           3,120
Milano Assicurazioni SpA                              177,800           1,218
Parmalat Finanziaria SpA (AE)(N)(B)                    42,200              --
Recordati SpA (N)                                      41,600             306
Saipem SpA (N)                                        191,400           4,412
Sanpaolo IMI SpA                                       42,200             752
Saras SpA (AE)(N)                                     115,700             729

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Snam Rete Gas SpA (N)                                  26,000             120
Telecom Italia SpA                                    594,092           1,434
UniCredito Italiano SpA (N)                         3,009,302          23,161
Unipol SpA                                            709,670           2,292
                                                                 ------------
                                                                      100,389
                                                                 ------------

Japan - 19.4%
77 Bank, Ltd. (The)                                   313,400           2,274
Access Co., Ltd. (AE)(N)                                   60             346
Aeon Co., Ltd. (N)                                    273,700           6,386
Aida Engineering, Ltd.                                 67,000             451
Aiful Corp.                                            73,807           2,897
Aioi Insurance Co., Ltd.                               30,000             234
Aisin Seiki Co., Ltd.                                  39,800           1,156
Ajinomoto Co., Inc.                                   144,100           1,621
Alpen Co., Ltd.                                        22,200             699
Alps Electric Co., Ltd.                               113,700           1,407
Arrk Corp. (N)                                         42,700             845
Aruze Corp.                                            14,200             265
Asahi Breweries, Ltd.                                 106,400           1,554
Asahi Glass Co., Ltd. (N)                             632,000           8,098
Asahi Kasei Corp.                                     107,000             665
Astellas Pharma, Inc.                                  94,700           3,767
Bandai Visual Co., Ltd.                                   167             594
Bank of Fukuoka, Ltd. (The) (N)                        30,000             223
Bank of Yokohama, Ltd. (The)                           25,000             200
Bridgestone Corp.                                     255,400           4,645
Calsonic Kansei Corp. (N)                              46,000             281
Canon Marketing Japan, Inc.                            10,000             219
Canon, Inc.                                           654,568          31,459
Central Japan Railway Co.                                 210           2,326
Chiba Bank, Ltd. (The)                                 32,000             313
Chiyoda Corp. (N)                                      37,000             710
Chugai Pharmaceutical Co., Ltd. (N)                   129,900           2,680
Citizen Watch Co., Ltd. (N)                            45,100             386
Credit Saison Co., Ltd.                                24,500           1,062
Cyber Communications, Inc. (N)                            114             192
Dai Nippon Printing Co., Ltd.                          46,000             725
Daiei, Inc. (The) (AE)(N)                              29,300             539
Daihatsu Motor Co., Ltd.                               33,000             306
Daiichi Sankyo Co., Ltd.                              207,900           5,712
Daikin Industries, Ltd. (N)                            30,700             991
Daimaru, Inc.                                          19,000             227
Daiwa House Industry Co., Ltd. (N)                     24,000             391
Daiwa Securities Group, Inc. (N)                      217,000           2,425
Denki Kagaku Kogyo Kabushiki Kaisha                    87,000             351
Denso Corp.                                            22,600             775

 30  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dentsu, Inc. (N)                                        1,407           4,136
East Japan Railway Co.                                    721           5,365
EDION Corp.                                           113,300           2,125
Eighteenth Bank, Ltd. (The)                            41,000             224
Eisai Co., Ltd.                                       148,600           6,857
Exedy Corp.                                            22,600             664
Fanuc, Ltd.                                            54,300           4,528
FCC Co., Ltd. (N)                                      15,200             303
Frontier Real Estate Investment Corp. (o)                  57             411
Fuji Electric Holdings Co., Ltd.                       80,000             396
Fuji Photo Film Co., Ltd.                             186,800           6,289
Fujikura, Ltd. (N)                                     42,000             524
Fujitsu, Ltd.                                         190,000           1,473
Funai Electric Co., Ltd. (N)                           28,500           2,568
Glory, Ltd.                                            15,500             265
Hino Motors, Ltd. (N)                                 580,000           3,278
Hiroshima Bank, Ltd. (The)                             81,000             503
Hitachi Construction Machinery
   Co., Ltd.                                           17,200             404
Hitachi High-Technologies Corp.                         6,800             199
Hitachi Koki Co., Ltd.                                 69,000           1,047
Hitachi, Ltd. (N)                                     890,000           5,698
Hokkaido Electric Power Co., Inc.                       6,400             155
Hokuhoku Financial Group, Inc. (N)                     75,000             283
Honda Motor Co., Ltd.                                 118,800           3,917
Hoya Corp.                                             49,800           1,742
Index Corp. (N)                                           513             405
Inpex Holdings, Inc. (AE)                                 146           1,375
Isuzu Motors, Ltd. (N)                                458,000           1,654
Itochu Corp.                                          597,000           5,379
Itochu-Shokuhin Co., Ltd.                              13,700             504
Izumi Co., Ltd. (N)                                     5,400             185
Japan Asia Investment Co., Ltd.                        80,000             463
Japan Logistics Fund, Inc. (o)                             98             725
Japan Tobacco, Inc.                                     5,826          22,309
JFE Holdings, Inc. (N)                                224,800           8,981
JS Group Corp.                                        128,200           2,633
JSR Corp. (N)                                          56,200           1,324
JTEKT Corp. (N)                                        62,700           1,170
Kadokawa Holdings, Inc. (N)                            22,300             815
Kaken Pharmaceutical Co., Ltd. (N)                      9,000              63
Kansai Electric Power Co., Inc. (The)                  41,600             958
Kansai Paint Co., Ltd. (N)                            101,000             771
Kanto Tsukuba Bank, Ltd. (The) (AE)                    15,000             122
Kao Corp.                                             430,000          11,177
Kawasaki Kisen Kaisha, Ltd. (N)                       118,000             684
KDDI Corp.                                              1,832          11,889
Keihin Corp.                                           16,200             355
Keio Corp. (N)                                         57,000             357
Kirin Brewery Co., Ltd. (N)                            95,000           1,409
Kobayashi Pharmaceutical Co., Ltd.                     13,600             561
Kobe Steel, Ltd.                                      818,000           2,469
Koei Co., Ltd. (N)                                     39,030             666

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Koito Manufacturing Co., Ltd. (N)                      42,000             592
Komatsu, Ltd.                                         472,000           9,490
Kose Corp. (N)                                         13,860             467
Kubota Corp.                                          113,000           1,039
Kuraray Co., Ltd.                                     142,800           1,574
Kurita Water Industries, Ltd. (N)                      27,700             517
Kyocera Corp.                                          20,800           1,704
Kyowa Hakko Kogyo Co., Ltd.                             9,000              65
Kyushu-Shinwa Holdings, Inc. (AE)(N)                  165,000             225
Leopalace21 Corp.                                      78,600           2,749
Mabuchi Motor Co., Ltd. (N)                            26,100           1,753
Makita Corp. (N)                                       27,500             902
Marui Co., Ltd.                                        47,300             673
Matsumotokiyoshi Co., Ltd. (N)                         75,744           1,744
Matsushita Electric Industrial
   Co., Ltd.                                          185,000           3,849
Matsushita Electric Works, Ltd.                        54,000             601
Mazda Motor Corp.                                      91,000             592
Meiji Dairies Corp. (N)                                87,000             537
Millea Holdings, Inc.                                     272           5,267
Minebea Co., Ltd.                                     126,000             641
Misawa Homes Holdings, Inc. (AE)(N)                     5,700             164
Mitsubishi Chemical Holdings Corp.                      8,500              53
Mitsubishi Corp.                                      211,300           4,331
Mitsubishi Electric Corp. (N)                         110,000             864
Mitsubishi Estate Co., Ltd.                            35,000             725
Mitsubishi Gas Chemical Co., Inc.                      31,000             312
Mitsubishi Logistics Corp. (N)                         30,000             436
Mitsubishi Rayon Co., Ltd. (N)                        249,000           1,890
Mitsubishi UFJ Financial Group, Inc.                    1,506          21,281
Mitsui & Co., Ltd. (N)                                409,000           6,233
Mitsui Chemicals, Inc. (N)                            514,000           3,228
Mitsui Fudosan Co., Ltd.                              410,000           8,708
Mitsui OSK Lines, Ltd. (N)                            616,000           4,062
Mitsui Sumitomo Insurance Co., Ltd.                   150,000           1,766
Mitsui Trust Holdings, Inc.                           140,300           1,542
Mizuho Financial Group, Inc.                            1,276          10,718
Mori Seiki Co., Ltd. (N)                               30,800             637
Murata Manufacturing Co., Ltd.                         22,400           1,481
Nabtesco Corp. (N)                                     23,000             263
Nafco Co., Ltd.                                        13,200             386
Netprice, Ltd. (AE)(N)                                     93             133
NGK Spark Plug Co., Ltd.                               14,000             292
Nidec Corp. (N)                                        11,400             809
Nidec Sankyo Corp. (N)                                 43,000             506
Nikko Cordial Corp. (N)                                23,500             280
Nikon Corp. (N)                                        14,000             248
Nintendo Co., Ltd.                                    102,600          19,161

                                               International Securities Fund  31

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (N)                    52,000           1,161
Nippon Express Co., Ltd. (N)                        1,050,000           5,340
Nippon Kayaku Co., Ltd.                                26,000             219
Nippon Mining Holdings, Inc.                          285,000           2,411
Nippon Oil Corp.                                      239,000           1,872
Nippon Paper Group, Inc. (N)                              373           1,487
Nippon Steel Corp.                                    379,000           1,474
Nippon Telegraph & Telephone Corp.                      1,242           6,489
Nippon Yusen KK (N)                                   136,000             875
Nissan Chemical Industries, Ltd.                       27,000             340
Nissan Motor Co., Ltd. (N)                            700,600           7,553
Nissha Printing Co., Ltd.                              17,000             638
Nisshin Seifun Group, Inc.                             31,000             351
Nitto Denko Corp.                                      88,100           6,401
Nomura Holdings, Inc.                                  32,100             570
NTN Corp. (N)                                          40,000             301
NTT Urban Development Corp. (N)                           172           1,296
Obic Co., Ltd.                                          4,000             850
OJI Paper Co., Ltd.                                    90,000             522
Oki Electric Industry Co., Ltd. (N)                   422,000             876
Omron Corp.                                           148,400           3,734
ORIX Corp. (N)                                         63,710          16,699
Osaka Gas Co., Ltd.                                   371,000           1,252
Parco Co., Ltd.                                        46,000             496
Rakuten, Inc. (N)                                      15,471           7,355
Rengo Co., Ltd. (N)                                   129,000             945
Resona Holdings, Inc. (N)                                 257             805
Ricoh Co., Ltd.                                       607,200          12,235
Rinnai Corp. (N)                                       67,100           1,668
Rohm Co., Ltd.                                         71,600           6,089
Sanyo Special Steel Co., Ltd. (N)                      33,000             259
SBI Holdings, Inc. (N)                                  1,703             668
Secom Co., Ltd.                                         6,000             293
Sekisui Chemical Co., Ltd.                            394,500           3,410
Sekisui House, Ltd. (N)                               281,500           3,988
Seven & I Holdings Co., Ltd. (N)                       21,700             757
SFCG Co., Ltd. (N)                                      6,782           1,187
Sharp Corp.                                            62,000           1,048
Shin-Etsu Chemical Co., Ltd.                          107,200           6,209
Shinko Electric Industries Co., Ltd.                   19,600             583
Shinsei Bank, Ltd.                                  2,007,600          12,521
Shionogi & Co., Ltd.                                  117,000           2,220
Sompo Japan Insurance, Inc.                           165,000           2,229
Sony Corp. (N)                                         23,500           1,082
Stanley Electric Co., Ltd. (N)                         48,600           1,032
Sumisho Lease Co., Ltd.                                 5,400             282
Sumitomo Chemical Co., Ltd.                           104,000             822
Sumitomo Corp.                                         66,000             935
Sumitomo Electric Industries, Ltd. (N)                 84,000           1,101
Sumitomo Forestry Co., Ltd. (N)                        49,000             458
Sumitomo Heavy Industries, Ltd.                       490,000           4,257
Sumitomo Metal Industries, Ltd.                       726,000           2,900
Sumitomo Mitsui Financial Group, Inc. (N)               2,282          24,284

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd. (N)           182,000           4,524
Sumitomo Trust & Banking Co., Ltd. (The)              169,000           1,794
Sumitomo Warehouse Co., Ltd. (The) (N)                 57,000             381
Suzuki Motor Corp.                                    133,800           3,274
T&D Holdings, Inc. (N)                                 11,500             914
Take And Give Needs Co., Ltd. (N)                         809             826
Takeda Pharmaceutical Co., Ltd.                       304,800          19,674
Takefuji Corp. (N)                                     65,530           3,212
TDK Corp.                                              36,500           2,853
Teijin, Ltd.                                          256,000           1,443
Telewave, Inc. (N)                                        164             442
Terumo Corp.                                           32,300           1,166
Toagosei Co., Ltd.                                     21,000              82
Tokai Carbon Co., Ltd. (N)                            105,000             585
Tokai Tokyo Securities Co., Ltd.                       32,000             167
Tokuyama Corp.                                         30,700             408
Tokyo Electric Power Co., Inc. (The)                  125,400           3,369
Tokyo Electron, Ltd.                                    5,400             343
Tokyo Gas Co., Ltd. (N)                             1,040,000           5,171
Toppan Printing Co., Ltd. (N)                          48,000             552
Toshiba Corp. (N)                                     281,000           1,816
Toshiba Machine Co., Ltd.                              28,000             291
Toyoda Gosei Co., Ltd. (N)                             88,000           1,842
Toyota Motor Corp.                                    833,500          44,058
Trend Micro, Inc. (N)                                  21,500             705
Ube Industries, Ltd. (N)                              207,000             529
UFJ NICOS Co., Ltd.                                    16,000              94
UNY Co., Ltd.                                          40,000             575
Valor Co., Ltd.                                        19,200             341
West Japan Railway Co.                                    734           3,067
Xebio Co., Ltd. (N)                                    11,100             353
Yahoo! Japan Corp. (N)                                  1,852             783
Yamato Holdings Co., Ltd. (N)                          24,000             354
Yokogawa Electric Corp. (N)                            39,600             527
Yokohama Rubber Co., Ltd. (The) (N)                    59,000             254
                                                                 ------------
                                                                      620,242
                                                                 ------------

Luxembourg - 0.4%
Acergy SA (AE)(N)                                     108,300           1,848
Arcelor (N)                                             7,640             408
Arcelor                                                56,100           2,988
SES Global SA (N)                                      68,900             933
Tenaris SA - ADR (N)                                  136,800           5,324
                                                                 ------------
                                                                       11,501
                                                                 ------------

 32  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mexico - 0.8%
America Movil SA de CV
   Series L                                           269,300           9,636
Cemex SA de CV (N)                                    412,000           1,165
Coca-Cola Femsa SA de CV - ADR                         56,800           1,728
Fomento Economico Mexicano SA de CV - ADR (N)          26,200           2,300
Grupo Televisa SA - ADR                               413,080           7,650
Telefonos de Mexico SA de CV
   Series L                                            98,230           2,303
                                                                 ------------
                                                                       24,782
                                                                 ------------

Netherlands - 3.5%
ABN AMRO Holding NV (N)                               278,912           7,721
Aegon NV (N)                                          239,551           4,067
ASML Holding NV (AE)                                  240,956           4,749
Buhrmann NV (N)                                       104,600           1,443
Euronext NV                                             5,400             484
Euronext NV (N)                                        83,940           7,522
European Aeronautic Defense and Space Co. NV (N)      140,410           4,045
Hagemeyer NV (AE)(N)                                   15,800              77
Heineken Holding NV                                     2,035              82
Heineken NV                                           241,120          11,338
Hunter Douglas NV                                       2,000             139
ING Groep NV                                          579,330          23,518
Koninklijke BAM Groep NV                                5,500             112
Koninklijke Philips Electronics NV                    482,505          15,930
Mittal Steel Co. NV (N)                                 9,500             323
OCE NV (N)                                             32,200             520
Randstad Holdings NV                                   24,800           1,359
Reed Elsevier NV                                      464,619           6,902
Rodamco Europe NV                                      16,700           1,768
Royal KPN NV                                           39,400             447
Royal Numico NV                                       148,100           7,106
SBM Offshore NV                                       116,600           3,214
Unilever NV                                           138,300           3,288
USG People NV                                          10,800             757
Vedior NV                                              58,400           1,098
Wolters Kluwer NV                                      99,350           2,340
                                                                 ------------
                                                                      110,349
                                                                 ------------

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)              1,342,580           3,383
                                                                 ------------

Norway - 1.0%
Aker Kvaerner ASA (N)                                  62,000           6,246
DNB Nor Bank ASA                                      236,263           2,994
Norsk Hydro ASA                                        39,900           1,134
Pan Fish ASA (AE)(N)                                2,760,300           3,054
Petroleum Geo-Services ASA (AE)                        29,800           1,613
Statoil ASA (N)                                       538,950          15,982

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yara International ASA (N)                             57,000             859
                                                                 ------------
                                                                       31,882
                                                                 ------------

Singapore - 1.0%
CapitaLand, Ltd.                                      242,000             628
City Developments, Ltd.                                92,000             522
CSE Global, Ltd.                                      191,000             150
DBS Group Holdings, Ltd. (N)                          766,740           8,790
Flextronics International, Ltd. (AE)                  130,600           1,481
Fraser and Neave, Ltd.                                170,000             435
Jardine Cycle & Carriage, Ltd. (N)                     33,000             222
Keppel Corp., Ltd. (N)                                524,000           5,078
NatSteel, Ltd.                                         53,000              44
Neptune Orient Lines, Ltd. (N)                         97,000             111
Oversea-Chinese Banking Corp.                         996,800           4,009
Parkway Holdings, Ltd.                                328,000             532
SembCorp Industries, Ltd.                             158,120             340
Singapore Airlines, Ltd.                               24,000             198
Singapore Exchange, Ltd. (N)                          252,000             591
Singapore Petroleum Co., Ltd. (N)                      73,000             231
Singapore Telecommunications, Ltd. (N)              2,994,000           4,911
United Overseas Bank, Ltd.                            437,000           4,318
United Overseas Land, Ltd.                             40,300              73
Want Want Holdings, Ltd.                               59,000              85
                                                                 ------------
                                                                       32,749
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    87,630           1,388
Sanlam, Ltd.                                          335,000             741
Sasol, Ltd.                                            19,000             684
Standard Bank Group, Ltd.                              66,200             729
Tiger Brands, Ltd.                                     31,800             687
                                                                 ------------
                                                                        4,229
                                                                 ------------

South Korea - 1.2%
Hana Financial Group, Inc.                            116,955           5,228
Honam Petrochemical Corp.                               9,400             474
Hyundai Mobis                                           6,000             499
Industrial Bank of Korea                               58,000           1,038
Kookmin Bank                                           34,090           2,976
Korea Electric Power Corp. - ADR                       72,610           1,390
KT Corp. - ADR (N)                                     80,900           1,745
LG.Philips LCD Co., Ltd. (AE)                          13,700             483
NHN Corp.                                              18,174           2,020
POSCO                                                   3,900             951
Samsung Electronics Co., Ltd.                          31,509          20,056

                                               International Securities Fund  33

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd.                      15,000             738
SK Telecom Co., Ltd. - ADR (N)                         69,740           1,633
                                                                 ------------
                                                                       39,231
                                                                 ------------

Spain - 3.1%
Actividades de Construccion y Servicios SA             85,790           3,756
Altadis SA                                            168,904           7,994
Antena 3 de Television SA (N)                          33,700             733
Banco Bilbao Vizcaya Argentaria SA (N)                543,474          11,552
Banco Popular Espanol SA (N)                          103,600           1,556
Banco Santander Central Hispano SA (N)                821,810          12,450
Cia de Distribucion Integral Logista SA (N)            19,300           1,150
Corporaction Mapfre SA                                176,210           3,464
Ebro Puleva SA (N)                                     21,700             451
Endesa SA (N)                                         103,200           3,528
Fomento de Construcciones y Contratas SA                5,600             437
Gamesa Corp. Tecnologica SA (N)                        10,970             234
Gas Natural SDG SA (N)                                 70,480           2,275
Gestevision Telecinco SA (N)                           87,700           2,133
Iberdrola SA (N)                                      435,234          15,456
Iberia Lineas Aereas de Espana (N)                    130,100             316
Indra Sistemas SA (N)                                  14,000             281
Repsol YPF SA (N)                                     293,530           8,249
Repsol YPF SA - ADR                                   102,316           2,892
Telefonica SA                                       1,135,345          19,202
                                                                 ------------
                                                                       98,109
                                                                 ------------

Sweden - 1.6%
Alfa Laval AB                                          55,900           1,830
Atlas Copco AB Class A (N)                             69,200           1,723
Billerud AB (N)                                         9,500             144
Electrolux AB (N)                                      24,500             355
Elekta AB Class B (N)                                  18,900             308
Hennes & Mauritz AB
   Series B (N)                                       153,246           5,688
Husqvarna AB Class B (AE)(N)                           24,500             263
Lundin Petroleum AB (AE)(N)                            43,000             528
Nordea Bank AB                                        125,500           1,572
OMX AB                                                 31,500             494
Sandvik AB (N)                                        277,000           2,883
Securitas AB Series B (N)                             144,093           2,689
Skandinaviska Enskilda Banken AB Class A (N)           34,200             842
Skanska AB Series B                                    29,500             463
SSAB Svenskt Stal AB Series A                          28,200             560
SSAB Svenskt Stal AB Series B (N)                      26,700             500
Svenska Cellulosa AB Series B (N)                      44,830           1,882
Svenska Handelsbanken Series A (N)                    207,149           5,246

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swedish Match AB                                      364,400           6,017
Tele2 AB Series B (N)                                  10,000              98
Telefonaktiebolaget LM Ericsson Series B            4,809,500          15,148
TeliaSonera AB (N)                                     78,500             440
Volvo AB Series B (N)                                   1,800              95
                                                                 ------------
                                                                       49,768
                                                                 ------------

Switzerland - 6.7%
ABB, Ltd.                                           1,009,906          13,049
Actelion, Ltd. (AE)                                    12,390           1,562
Adecco SA (N)                                           4,610             268
Ciba Specialty Chemicals AG (N)                        77,981           4,316
Clariant AG (N)                                       107,930           1,473
Compagnie Financiere Richemont AG Class A              98,256           4,432
Credit Suisse Group (N)                               224,343          12,570
Georg Fischer AG                                          251             113
Givaudan (N)                                            1,060             875
Julius Baer Holding AG                                 68,954           6,399
Kuoni Reisen Holding (AE)                                 100              52
Logitech International SA (AE)                        343,364           6,976
Nestle SA (N)                                         106,488          34,896
Novartis AG                                           293,751          16,686
Pargesa Holding SA Class B                             11,624           1,110
Roche Holding AG (N)                                  271,444          48,309
Sulzer AG                                               1,794           1,343
Swatch Group AG (N)                                   128,567           4,675
Swiss Reinsurance                                     158,690          11,413
Syngenta AG                                            25,500           3,666
Synthes, Inc.                                          45,831           5,289
UBS AG (N)                                            589,577          32,077
Zurich Financial Services AG                            8,179           1,836
                                                                 ------------
                                                                      213,385
                                                                 ------------

Taiwan - 0.2%
HON HAI Precision Industry Co., Ltd.                  632,000           3,744
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 48,000             416
United Microelectronics Corp. - ADR (N)               685,858           2,092
                                                                 ------------
                                                                        6,252
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL (N)                                  744,180           2,084
                                                                 ------------

 34  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Turkey - 0.0%
Turkcell Iletisim Hizmet AS                                 1              --
                                                                 ------------
United Kingdom - 20.8%
3i Group PLC                                          295,025           5,114
Alliance Boots PLC                                    853,484          12,531
Anglo American PLC                                    147,951           6,177
Antofagasta PLC                                       149,500           1,168
ARM Holdings PLC                                    3,226,730           7,007
AstraZeneca PLC                                       566,683          34,611
Aviva PLC                                             771,351          10,346
BAE Systems PLC                                     1,229,100           8,202
Barclays PLC                                          953,869          11,190
Barratt Developments PLC                               71,100           1,287
BG Group PLC                                        1,932,995          25,998
BHP Billiton PLC                                      672,393          12,736
BOC Group PLC                                           9,800             293
BP PLC                                              3,301,161          39,774
Brambles Industries PLC                               497,530           4,059
British Airways PLC (AE)                            1,014,863           7,337
British American Tobacco PLC                          672,900          18,138
British Land Co. PLC                                  408,683          10,436
British Sky Broadcasting PLC                          202,700           2,122
BT Group PLC                                          657,564           2,920
Cadbury Schweppes PLC                                 224,110           2,192
Capita Group PLC                                      229,500           2,241
Carphone Warehouse Group PLC                        1,537,614           7,906
Centrica PLC                                        1,046,590           5,728
Cobham PLC                                            197,600             614
Compass Group PLC                                     240,683           1,148
Corus Group PLC                                       109,760             880
Davis Service Group PLC                                25,100             223
De La Rue PLC                                          34,300             345
Debenhams PLC (AE)                                  1,253,833           4,216
Diageo PLC                                            742,071          13,044
Drax Group PLC (AE)                                   116,200           1,941
DSG International PLC                                 315,100           1,174
easyJet PLC (AE)                                      350,812           2,919
EMI Group PLC (N)                                   1,310,773           6,256
Firstgroup PLC                                         89,100             748
Friends Provident PLC                                 810,800           2,757
George Wimpey PLC                                     178,800           1,603
GKN PLC                                             1,146,083           5,556
GlaxoSmithKline PLC                                 1,691,744          46,802
Hanson PLC                                            126,800           1,561
HBOS PLC                                            1,419,285          25,836
HMV Group PLC                                         334,500             984
HSBC Holdings PLC                                     819,407          14,863
Imperial Tobacco Group PLC                             29,700             971
Inchcape PLC                                           53,400             473
International Power PLC                               184,400           1,014
ITV PLC                                                37,900              69
J Sainsbury PLC                                     1,089,188           7,162
Kelda Group PLC                                        39,800             619

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kesa Electricals PLC                                  252,191           1,456
Ladbrokes PLC                                         749,060           5,405
Land Securities Group PLC                              19,300             711
Lloyds TSB Group PLC                                  970,681           9,773
Man Group PLC                                         200,319           9,183
Marks & Spencer Group PLC                             692,400           7,715
Mitchells & Butlers PLC                               148,100           1,466
Next PLC                                              114,740           3,661
Northern Rock PLC                                      41,100             856
Old Mutual PLC                                      1,335,197           4,041
Pearson PLC                                           118,400           1,608
Prudential PLC                                        381,022           4,004
Punch Taverns PLC                                     142,740           2,346
Reckitt Benckiser PLC                                 528,360          21,200
Reed Elsevier PLC                                     550,216           5,488
Rentokil Initial PLC                                  739,210           2,261
Resolution PLC                                         23,400             248
Reuters Group PLC                                     441,600           3,242
RHM PLC                                                77,800             425
Rio Tinto PLC                                         181,600           9,380
Rolls-Royce Group PLC                                 281,800           2,320
Royal & Sun Alliance Insurance Group PLC            1,081,678           2,703
Royal Bank of Scotland Group PLC                      791,813          25,766
Royal Dutch Shell PLC Class A (N)                     480,446          16,982
Royal Dutch Shell PLC Class A                         355,876          12,558
Royal Dutch Shell PLC Class B                         297,352          10,948
SABMiller PLC                                          20,200             406
Scottish & Southern Energy PLC                        213,100           4,817
Severn Trent PLC                                      114,400           2,774
Slough Estates PLC                                     33,800             419
Smith & Nephew PLC                                    446,388           3,844
Smiths Group PLC                                      483,270           8,138
Standard Chartered PLC                                379,863           9,608
Tate & Lyle PLC                                       107,300           1,373
Taylor Woodrow PLC                                    418,697           2,692
Tesco PLC                                           3,342,433          22,446
Travis Perkins PLC                                     23,570             671
Trinity Mirror PLC                                    310,240           2,596
Unilever PLC                                          641,080          15,161
Vodafone Group PLC                                  8,049,192          17,479
Whitbread PLC                                          69,133           1,600
William Hill PLC                                      756,334           8,350
WPP Group PLC                                         494,290           5,849
Xstrata PLC (N)                                       103,450           4,439
                                                                 ------------
                                                                      661,699
                                                                 ------------

                                               International Securities Fund  35

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.2%
Schlumberger, Ltd.                                     33,200           2,219
Transocean, Inc. (AE)                                  36,400           2,811
Weatherford International, Ltd. (AE)                   47,600           2,230
                                                                 ------------
                                                                        7,260
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,311,587)                                                   2,892,057
                                                                 ------------
PREFERRED STOCKS - 0.4%
Brazil - 0.1%
Banco Itau Holding Financeira SA                       24,600             753
Petroleo Brasileiro SA                                 44,300             914
Usinas Siderurgicas de Minas
   Gerais SA                                           41,200           1,420
                                                                 ------------
                                                                        3,087
                                                                 ------------

Germany - 0.2%
Fresenius AG (N)                                       27,864           4,582
Porsche AG                                              1,024           1,003
                                                                 ------------
                                                                        5,585
                                                                 ------------

South Korea - 0.0%
Hyundai Motor Co.                                      15,170             729
Samsung Electronics Co., Ltd.                           1,600             761
                                                                 ------------
                                                                        1,490
                                                                 ------------

United Kingdom - 0.1%
Vodafone Group PLC                                  9,199,078           2,578
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $9,962)                                                          12,740
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
United States - 0.0%
Satyam Computer Services, Ltd. (AE)(p)
   2009 Warrants                                           64           1,027
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $890)                                                             1,027
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Belgium - 0.0%
Bel 20 Index Futures
   Aug 2006 3,631.17 (EUR) Call (143)                   6,633           1,226
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index Futures
   Sep 2006 7,275.61 (CHF) Put (28)                     1,655             114
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1,017)                                                           1,340
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 8.5%
United States - 8.5%
Russell Investment Company Money Market Fund      243,584,000         243,584
United States Treasury Bills (c)(z)(sec.)
   4.895% due 09/14/06                                 15,000          14,912
   4.942% due 09/21/06                                  7,000           6,952
   5.021% due 09/28/06                                  5,000           4,961
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $270,409)                                                       270,409
                                                                 ------------

OTHER SECURITIES - 19.3%
Russell Investment Company Money Market Fund (X)  179,314,793         179,315
State Street Securities Lending Quality Trust
   (X)                                            435,687,450         435,687
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $615,002)                                                       615,002
                                                                 ------------

TOTAL INVESTMENTS - 118.9%
(identified cost $3,208,867)                                        3,792,575

OTHER ASSETS AND LIABILITIES,
NET - (18.9%)                                                        (603,986)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,188,589
                                                                 ============

 36  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 08/06 (240)                             27,592              1,398

CAC-40 Index (France)
   expiration date 08/06 (180)                             11,530                458
   expiration date 09/06 (215)                             13,800              1,026

DAX Index (Germany)
   expiration date 09/06 (115)                             20,928              1,274

EUR STOXX 50 Index (EMU)
   expiration date 09/06 (997)                             47,012              2,364
FTSE-100 Index (UK)
   expiration date 09/06 (687)                             75,882              2,713

Hang Seng Index (Hong Kong)
   expiration date 08/06 (42)                               4,587                106

MSCI Singapore Index
   expiration date 08/06 (1)                                   36                  1

SPI 200 Index (Australia)
   expiration date 09/06 (128)                             12,190                213

TOPIX Index (Japan)
   expiration date 09/06 (729)                            100,048              1,339

Short Positions
CAC-40 Index (France)
   expiration date 08/06 (43)                               2,754                (16)

DAX Index (Germany)
   expiration date 09/06 (29)                               5,277                (62)

Hang Seng Index (Hong Kong)
   expiration date 08/06 (32)                               3,495                (62)

IBEX Plus Index (Spain)
   expiration date 08/06 (90)                              13,591               (688)

MIB-30 (Italy)
   expiration date 09/06 (36)                               8,448               (467)

OMX Stockholm 30 Index (Sweden)
   expiration date 08/06 (702)                              9,207               (101)

SPI 200 Index (Australia)
   expiration date 09/06 (177)                             16,856               (351)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      9,145
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Aug 2006 3,631.17 (EUR) Put (143)                        6,633               (913)

Switzerland
Swiss Market Index Futures
   Sep 2006 7,275.61 (CHF) Call (28)                        1,655               (269)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,017)                                                 (1,182)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  37

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              10      AUD            13    08/01/06                 --
USD              34      AUD            45    08/02/06                 --
USD              69      AUD            91    08/02/06                 --
USD              14      AUD            18    08/03/06                 --
USD             370      AUD           500    09/20/06                 13
USD             745      AUD         1,000    09/20/06                 21
USD             956      AUD         1,300    09/20/06                 39
USD           1,109      AUD         1,500    09/20/06                 40
USD           1,118      AUD         1,500    09/20/06                 30
USD           1,404      AUD         1,908    09/20/06                 57
USD           1,501      AUD         2,000    09/20/06                 30
USD           1,912      AUD         2,599    09/20/06                 78
USD           2,064      AUD         2,800    09/20/06                 80
USD           2,065      AUD         2,800    09/20/06                 79
USD           2,695      AUD         3,653    09/20/06                102
USD           3,789      AUD         5,154    09/20/06                156
USD          11,648      AUD        15,500    09/20/06                219
USD           1,386      CHF         1,709    08/03/06                  3
USD             254      CHF           313    08/04/06                 --
USD             375      CHF           461    09/20/06                  2
USD           1,669      CHF         2,051    09/20/06                  8
USD          27,698      CHF        34,061    09/20/06                138
USD          36,446      CHF        44,812    09/20/06                177
USD              12      DKK            71    09/20/06                 --
USD             210      DKK         1,246    09/20/06                  4
USD             453      DKK         2,669    09/20/06                  6
USD              65      EUR            51    08/01/06                 --
USD             182      EUR           143    08/01/06                 --
USD             105      EUR            82    08/02/06                 --
USD             134      EUR           105    08/02/06                 --
USD             243      EUR           190    08/02/06                 --
USD           1,272      EUR         1,000    09/20/06                 10
USD           1,273      EUR         1,000    09/20/06                  9
USD           1,275      EUR         1,000    09/20/06                  6
USD           1,290      EUR         1,000    09/20/06                 (8)
USD           2,051      EUR         1,615    09/20/06                 19
USD           2,209      EUR         1,755    09/20/06                 40
USD           2,520      EUR         2,000    09/20/06                 44
USD           2,524      EUR         2,000    09/20/06                 40
USD           2,524      EUR         2,000    09/20/06                 39
USD           2,533      EUR         2,000    09/20/06                 30
USD           2,540      EUR         2,000    09/20/06                 23
USD           2,572      EUR         2,000    09/20/06                 (9)
USD           2,605      EUR         2,000    09/20/06                (42)
USD           3,249      EUR         2,569    09/20/06                 44

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           3,763      EUR         3,000    09/20/06                 82
USD           3,795      EUR         3,000    09/20/06                 50
USD           3,816      EUR         3,000    09/20/06                 29
USD           3,872      EUR         3,000    09/20/06                (27)
USD           3,902      EUR         3,000    09/20/06                (57)
USD           5,087      EUR         4,000    09/20/06                 40
USD           5,995      EUR         4,600    09/20/06                (99)
USD           6,052      EUR         4,785    09/20/06                 81
USD           7,265      EUR         5,767    09/20/06                127
USD           7,819      EUR         6,000    09/20/06               (129)
USD          12,183      EUR         9,672    09/20/06                213
USD          14,597      EUR        11,200    09/20/06               (242)
USD          25,089      EUR        19,921    09/20/06                444
USD          90,186      EUR        69,200    09/20/06             (1,493)
USD              88      GBP            47    08/01/06                 --
USD             128      GBP            69    08/01/06                 --
USD             771      GBP           415    08/01/06                  4
USD              72      GBP            39    08/02/06                 --
USD             284      GBP           152    08/02/06                  1
USD              87      GBP            47    08/03/06                 --
USD             191      GBP           102    08/03/06                 --
USD             936      GBP           500    09/20/06                 (1)
USD             941      GBP           500    09/20/06                 (6)
USD           1,112      GBP           600    09/20/06                 10
USD           1,226      GBP           666    09/20/06                 19
USD           1,822      GBP         1,000    09/20/06                 48
USD           1,827      GBP         1,000    09/20/06                 43
USD           1,842      GBP         1,000    09/20/06                 28
USD           1,842      GBP         1,000    09/20/06                 28
USD           1,853      GBP         1,000    09/20/06                 17
USD           1,865      GBP         1,000    09/20/06                  5
USD           1,880      GBP         1,000    09/20/06                (10)
USD           1,887      GBP         1,000    09/20/06                (17)
USD           2,483      GBP         1,348    09/20/06                 38
USD           2,778      GBP         1,500    09/20/06                 27
USD           3,665      GBP         2,000    09/20/06                 75
USD           3,763      GBP         2,000    09/20/06                (23)
USD           3,763      GBP         2,000    09/20/06                (23)
USD           4,675      GBP         2,528    09/20/06                 52
USD           5,150      GBP         2,785    09/20/06                 58
USD           5,151      GBP         2,785    09/20/06                 58
USD           5,151      GBP         2,785    09/20/06                 58
USD           5,534      GBP         3,005    09/20/06                 85
USD           6,606      GBP         3,624    09/20/06                171
USD           9,385      GBP         5,096    09/20/06                145

See accompanying notes which are an integral part of the schedules of investments.

 38  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD          11,401      GBP         6,191    09/20/06                176
USD          54,750      GBP        29,100    09/20/06               (332)
USD              21      HKD           165    08/01/06                 --
USD              44      HKD           341    08/01/06                 --
USD              68      HKD           531    08/02/06                 --
USD              63      HKD           485    09/20/06                 --
USD              93      HKD           719    09/20/06                 --
USD             240      HKD         1,864    09/20/06                 --
USD             477      HKD         3,701    09/20/06                 --
USD             524      HKD         4,062    09/20/06                 --
USD               3      JPY           313    08/01/06                 --
USD             174      JPY        20,000    08/01/06                 --
USD             241      JPY        27,843    08/01/06                  2
USD               3      JPY           319    08/02/06                 --
USD               5      JPY           595    08/02/06                 --
USD              14      JPY         1,605    08/02/06                 --
USD               3      JPY           331    08/03/06                 --
USD             266      JPY        30,412    08/03/06                 (1)
USD             386      JPY        43,943    09/20/06                 --
USD             870      JPY       100,000    09/20/06                  9
USD             883      JPY       100,000    09/20/06                 (5)
USD             887      JPY       100,000    09/20/06                 (8)
USD             891      JPY       100,000    09/20/06                (12)
USD             902      JPY       100,000    09/20/06                (23)
USD             903      JPY       100,000    09/20/06                (24)
USD             907      JPY       100,000    09/20/06                (28)
USD           1,657      JPY       190,259    09/20/06                 14
USD           1,737      JPY       200,000    09/20/06                 20
USD           1,738      JPY       200,000    09/20/06                 20
USD           1,764      JPY       200,000    09/20/06                 (7)
USD           1,769      JPY       200,000    09/20/06                (11)
USD           1,815      JPY       200,000    09/20/06                (57)
USD           1,818      JPY       200,000    09/20/06                (61)
USD           2,384      JPY       271,487    09/20/06                  1
USD           2,640      JPY       300,000    09/20/06                 (4)
USD           2,659      JPY       300,000    09/20/06                (23)
USD           3,186      JPY       350,000    09/20/06               (111)
USD           3,711      JPY       422,664    09/20/06                  2
USD           4,551      JPY       518,239    09/20/06                  3
USD           4,987      JPY       550,000    09/20/06               (155)
USD          54,430      JPY     6,000,000    09/20/06             (1,716)
USD             289      NOK         1,785    08/01/06                  1
USD             237      NOK         1,474    09/20/06                  3
USD             627      NOK         3,900    09/20/06                  8
USD             959      NOK         5,956    09/20/06                 12

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,899      NOK        18,228    09/20/06                 73
USD           4,148      NOK        26,078    09/20/06                104
USD           9,369      NOK        58,932    09/20/06                240
USD          20,844      NOK       129,452    09/20/06                264
USD          38,329      NOK       238,030    09/20/06                483
USD              17      NZD            27    09/20/06                 --
USD             353      SEK         2,585    09/20/06                  7
USD           3,686      SEK        27,062    09/20/06                 85
USD           8,384      SEK        60,730    09/20/06                 79
USD          17,588      SEK       129,021    09/20/06                392
USD             934      SGD         1,487    09/20/06                 10
USD           1,222      SGD         1,939    09/20/06                  9
USD           1,736      SGD         2,756    09/20/06                 14
USD           1,736      SGD         2,756    09/20/06                 14
USD           2,716      SGD         4,319    09/20/06                 27
USD           3,473      SGD         5,512    09/20/06                 28
USD           5,209      SGD         8,268    09/20/06                 41
USD          19,175      SGD        30,502    09/20/06                195
USD             480      ZAR         3,374    08/01/06                  6
AUD              10      USD             7    08/02/06                 --
AUD              30      USD            23    08/02/06                 --
AUD              18      USD            14    08/03/06                 --
AUD             168      USD           125    09/20/06                 (3)
AUD             500      USD           376    09/20/06                 (7)
AUD           1,000      USD           753    09/20/06                (13)
AUD           1,000      USD           750    09/20/06                (15)
AUD           2,000      USD         1,503    09/20/06                (28)
AUD           2,400      USD         1,754    09/20/06                (83)
AUD           2,425      USD         1,783    09/20/06                (73)
AUD           5,388      USD         3,964    09/20/06               (161)
AUD           7,878      USD         5,762    09/20/06               (269)
AUD           8,855      USD         6,514    09/20/06               (265)
AUD          17,564      USD        12,912    09/20/06               (535)
CAD              30      USD            27    08/02/06                 --
CHF              71      USD            57    08/02/06                 --
CHF             240      USD           194    09/20/06                 (2)
CHF           1,356      USD         1,095    09/20/06                (13)
CHF           6,779      USD         5,475    09/20/06                (65)
CHF           8,333      USD         6,806    09/20/06                 (5)
CHF           8,333      USD         6,805    09/20/06                 (5)
CHF          10,555      USD         8,586    09/20/06                (40)
CHF          14,141      USD        11,550    09/20/06                 (6)
CHF          18,666      USD        15,062    09/20/06               (193)
CHF          40,022      USD        32,543    09/20/06               (166)
DKK              88      USD            15    09/20/06                 --

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  39

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
DKK             335      USD            57    09/20/06                 (1)
DKK           1,541      USD           261    09/20/06                 (3)
EUR             393      USD           502    08/01/06                 --
EUR             519      USD           659    08/01/06                 (3)
EUR             664      USD           846    08/01/06                 (2)
EUR             730      USD           932    08/01/06                 (1)
EUR             451      USD           576    08/02/06                 --
EUR             512      USD           654    08/02/06                 --
EUR             734      USD           936    08/02/06                 (2)
EUR              49      USD            62    08/03/06                 --
EUR           1,000      USD         1,262    09/20/06                (19)
EUR           1,000      USD         1,297    09/20/06                 15
EUR           1,231      USD         1,557    09/20/06                (21)
EUR           2,500      USD         3,215    09/20/06                 11
EUR           3,000      USD         3,798    09/20/06                (47)
EUR           4,000      USD         5,082    09/20/06                (45)
EUR           4,000      USD         5,069    09/20/06                (58)
EUR           4,800      USD         6,179    09/20/06                 27
EUR           5,041      USD         6,375    09/20/06                (86)
EUR           6,000      USD         7,612    09/20/06                (79)
EUR          17,000      USD        21,380    09/20/06               (409)
EUR          19,000      USD        24,767    09/20/06                415
EUR          39,813      USD        50,350    09/20/06               (677)
GBP             100      USD           187    08/01/06                 --
GBP             904      USD         1,689    08/02/06                 (1)
GBP             700      USD         1,295    09/20/06                (14)
GBP           1,000      USD         1,842    09/20/06                (28)
GBP           1,000      USD         1,852    09/20/06                (18)
GBP           1,000      USD         1,852    09/20/06                (18)
GBP           1,200      USD         2,231    09/20/06                (13)
GBP           3,000      USD         5,554    09/20/06                (57)
GBP           6,000      USD        11,290    09/20/06                 69
GBP           6,160      USD        11,237    09/20/06               (283)
GBP           7,000      USD        12,748    09/20/06               (343)
GBP          15,575      USD        28,682    09/20/06               (443)
GBP           8,855      USD        16,554    10/31/06                (19)
HKD           1,327      USD           171    08/01/06                 --
HKD             655      USD            84    09/20/06                 --
JPY             684      USD             6    08/01/06                 --
JPY           3,590      USD            31    08/01/06                 --
JPY           1,280      USD            11    08/02/06                 --
JPY           9,557      USD            84    08/02/06                 --
JPY          11,134      USD            97    08/03/06                 --
JPY          59,041      USD           515    08/03/06                 --
JPY          50,000      USD           441    09/20/06                  2

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         100,000      USD           864    09/20/06                (15)
JPY         171,381      USD         1,478    09/20/06                (28)
JPY         200,000      USD         1,719    09/20/06                (38)
JPY         200,000      USD         1,726    09/20/06                (31)
JPY         200,000      USD         1,740    09/20/06                (18)
JPY         300,000      USD         2,727    09/20/06                 91
JPY         350,000      USD         3,128    09/20/06                 52
JPY         500,000      USD         4,312    09/20/06                (81)
JPY         500,000      USD         4,535    09/20/06                142
JPY         539,879      USD         4,739    09/20/06                 (5)
JPY         553,195      USD         4,879    09/20/06                 18
JPY         661,081      USD         5,805    09/20/06                 (3)
JPY         822,525      USD         7,222    09/20/06                 (5)
JPY         838,036      USD         7,388    09/20/06                 25
JPY       1,200,000      USD        10,420    09/20/06               (123)
JPY       1,708,997      USD        15,008    09/20/06                 (8)
JPY       1,936,183      USD        17,075    09/20/06                 63
NOK           9,354      USD         1,506    09/20/06                (19)
NOK          27,209      USD         4,380    09/20/06                (56)
NOK          80,248      USD        12,892    09/20/06               (193)
NZD              27      USD            17    09/20/06                 --
SEK           2,725      USD           378    08/03/06                 --
SEK           6,853      USD           934    09/20/06                (21)
SEK          11,705      USD         1,595    09/20/06                (36)
SEK          11,984      USD         1,634    09/20/06                (36)
SEK          46,335      USD         6,314    09/20/06               (143)
SEK          54,679      USD         7,452    09/20/06               (168)
SEK          73,482      USD        10,012    09/20/06               (228)
SEK          78,957      USD        10,749    09/20/06               (254)
SGD              25      USD            16    08/01/06                 --
SGD           1,297      USD           816    09/20/06                 (8)
SGD           5,576      USD         3,508    09/20/06                (33)
SGD           6,339      USD         3,985    09/20/06                (40)
SGD           8,464      USD         5,322    09/20/06                (52)
SGD          10,314      USD         6,485    09/20/06                (65)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (4,214)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 40  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR     973    plus 0.15%                12/27/06                    (3)

MSCI Norway
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK  14,814    plus 0.15%                12/27/06                  (160)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                              (163)
                                                                                                           ================

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.7            181,849
Consumer Discretionary                                        8.2            260,413
Consumer Staples                                              8.7            276,539
Financial Services                                           23.3            743,859
Health Care                                                   7.9            250,661
Integrated Oils                                               7.1            225,551
Materials and Processing                                     10.3            328,343
Miscellaneous                                                 1.0             31,761
Other Energy                                                  1.3             41,177
Producer Durables                                             6.0            191,970
Technology                                                    3.4            110,687
Utilities                                                     8.2            261,987
Warrants & Rights                                              --              1,027
Options Purchased                                              --              1,340
Short-Term Investments                                        8.5            270,409
Other Securities                                             19.3            615,002
                                                  ---------------    ---------------

Total Investments                                           118.9          3,792,575
Other Assets and Liabilities, Net                           (18.9)          (603,986)
                                                  ---------------    ---------------

Net Assets                                                  100.0          3,188,589
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              4,229
Asia                                                          7.6            242,323
Europe                                                       39.8          1,269,681
Japan                                                        19.4            620,242
Latin America                                                 1.8             57,791
United Kingdom                                               20.9            664,277
Other Regions                                                10.0            319,030
Other Securities                                             19.3            615,002
                                                  ---------------    ---------------

Total Investments                                           118.9          3,792,575
Other Assets and Liabilities, Net                           (18.9)          (603,986)
                                                  ---------------    ---------------

Net Assets                                                  100.0          3,188,589
                                                  ===============    ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  41

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.2%
Argentina - 0.0%
Endesa Costanera SA Class B (AE)                      145,200             128
                                                                 ------------

Austria - 0.1%
Raiffeisen International Bank Holding AG (AE)           7,300             627
                                                                 ------------

Bermuda - 0.2%
Brilliance China Automotive Holdings, Ltd.            338,000              53
Credicorp, Ltd.                                        70,000           2,155
                                                                 ------------
                                                                        2,208
                                                                 ------------
Brazil - 8.2%
All America Latina Logistica SA                        30,800           2,092
Arcelor Brasil SA                                     104,968           1,680
Banco do Brasil SA                                    206,300           4,732
Banco Itau Holding Financeira
   SA - ADR (N)                                        78,900           2,435
Brasil Telecom Participacoes
   SA - ADR                                            65,400           2,042
Centrais Eletricas Brasileiras SA                 130,605,400           2,750
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    88,500           2,650
Cia de Bebidas das Americas - ADR                      31,400           1,264
Cia de Saneamento Basico do Estado de Sao Paulo    42,170,000           4,206
Cia Siderurgica Nacional SA                           114,033           3,653
Cia Vale do Rio Doce - ADR                            402,200           8,004
Cia Vale do Rio Doce - ADR (N)                        173,800           4,032
Companhia de Saneamento de Minas Gerais                53,700             429
Cyrela Brazil Realty SA                                66,500             902
EDP - Energias do Brasil SA                           104,500           1,182
Empresa Brasileira de Aeronautica SA - ADR             52,808           1,823
Gerdau SA                                               7,300              93
Gerdau SA - ADR (N)                                   511,300           7,961
Gol Linhas Aereas Inteligentes
   SA - ADR (N)                                        51,000           1,633
Natura Cosmeticos SA                                  321,200           3,566
Perdigao SA                                            85,708           1,064
Petroleo Brasileiro SA                                218,956           5,027
Petroleo Brasileiro SA - ADR                          145,825          12,698
Tele Norte Leste Participacoes SA                      42,906           1,223
Tele Norte Leste Participacoes
   SA - ADR                                           263,000           3,490
Unibanco - Uniao de Bancos Brasileiros SA             207,600           1,446
Unibanco - Uniao de Bancos Brasileiros SA - ADR        83,700           5,806
                                                                 ------------
                                                                       87,883
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Canada - 0.1%
First Quantum Minerals, Ltd.                           14,900             679
                                                                 ------------

Cayman Islands - 0.6%
Agile Property Holdings, Ltd. (AE)                    376,000             221
ASM Pacific Technology                                268,000           1,347
Himax Technologies, Inc. - ADR (AE)                   109,600             709
Hutchison Telecommunications International, Ltd.
   (AE)                                               727,000           1,263
Kingboard Chemical Holdings, Ltd.                     227,500             666
Luen Thai Holdings, Ltd.                            1,407,000             324
Semiconductor Manufacturing International Corp.
   (AE)                                             2,003,000             266
Solomon Systech International, Ltd.                 3,594,900             875
Tencent Holdings, Ltd.                                430,000             821
                                                                 ------------
                                                                        6,492
                                                                 ------------

Chile - 0.5%
Banco de Credito e Inversiones                         46,400           1,197
Banco Santander Chile SA - ADR                         31,500           1,231
Coca-Cola Embonor SA - ADR                             97,500             723
Embotelladora Andina SA - ADR                          62,100             873
Lan Airlines SA - ADR (N)                              32,100           1,023
                                                                 ------------
                                                                        5,047
                                                                 ------------

China - 4.8%
Aluminum Corp. of China, Ltd. Class H               2,964,000           1,980
Angang New Steel Co., Ltd. Class H                    290,000             228
Anhui Conch Cement Co., Ltd. Class H                  546,000             917
Bank of Communications Co., Ltd. Class H (A)          760,000             478
Beijing Capital International Airport Co., Ltd.
   Class H                                             90,000              56
China COSCO Holdings Co., Ltd. Class H                104,000              50
China International Marine Containers Co., Ltd.
   Class B                                            147,730             187
China Petroleum & Chemical
   Corp. - ADR (N)                                     53,160           3,058
China Petroleum & Chemical Corp. Class H           11,011,254           6,179
China Shenhua Energy Co., Ltd.                      3,590,200           6,459

 42  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Shipping Container Lines Co., Ltd. Class H      698,000             184
China Telecom Corp., Ltd. Class H                   6,075,000           2,002
Datang International Power Generation Co., Ltd.
   Class H                                          1,622,000           1,023
Jiangsu Express Class H                             3,622,600           2,098
Maanshan Iron & Steel Class H                          92,000              29
PetroChina Co., Ltd. - ADR (N)                         18,480           2,114
PetroChina Co., Ltd. Class H                       15,267,176          17,310
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                  400,600           1,341
Shenzhen Expressway Co., Ltd. Class H                 270,000             132
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,519,000           1,222
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H
   (AE)                                               628,000             125
Wumart Stores, Inc. Class H                           199,800             609
Yanzhou Coal Mining Co., Ltd. Class H               3,174,000           2,234
ZTE Corp. Class H                                     216,700             636
                                                                 ------------
                                                                       50,651
                                                                 ------------
Colombia - 0.6%
BanColombia SA                                        352,331           2,261
BanColombia SA - ADR (N)                              136,953           3,695
                                                                 ------------
                                                                        5,956
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR                                          276             154
                                                                 ------------

Ecuador - 0.3%
Holcim Ecuador SA - GDR                                72,000           3,031
Holcim Ecuador SA - GDR (A)                            10,500             441
                                                                 ------------
                                                                        3,472
                                                                 ------------

Egypt - 1.8%
Commercial International Bank                          86,143             937
Commercial International Bank - GDR                     3,200              35
Egyptian Co. for Mobile Services                      124,075           3,046
Orascom Construction Industries                       201,749           7,695
Orascom Construction
   Industries - GDR                                    19,536           1,524
Orascom Telecom Holding SAE                            57,340           2,746
Orascom Telecom Holding
   SAE - GDR                                           46,600           2,227
Vodafone Egypt Telecommunications SAE                  80,075           1,171
                                                                 ------------
                                                                       19,381
                                                                 ------------

Hong Kong - 1.4%
Beijing Enterprises Holdings, Ltd.                    626,000             989

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,822,000           1,156
China Merchants Holdings International Co., Ltd.      712,000           2,158
China Mobile, Ltd. - ADR (N)                           79,300           2,564
China Netcom Group Corp.
   Hong Kong, Ltd.                                  1,680,000           3,062
China Resources Power Holdings Co.                  2,787,000           2,281
CNOOC, Ltd.                                           777,000             661
Guangzhou Investment Co., Ltd.                      1,616,000             281
Shenzhen Investment, Ltd.                             278,000              78
Techtronic Industries Co.                           1,340,400           1,805
Travelsky Technology, Ltd. Class H                    200,000             226
                                                                 ------------
                                                                       15,261
                                                                 ------------

Hungary - 1.3%
Magyar Telekom Telecommunications PLC (AE)            520,276           2,190
MOL Hungarian Oil and Gas PLC                          64,800           7,193
MOL Hungarian Oil and Gas
   PLC -ADR                                            30,100           3,320
Richter Gedeon Nyrt.                                    6,400           1,355
                                                                 ------------
                                                                       14,058
                                                                 ------------

India - 4.7%
Allahabad Bank                                        243,535             338
Andhra Bank                                           429,000             681
Arvind Mills, Ltd.                                    292,400             345
Bajaj Auto, Ltd.                                       41,500           2,195
Bank of Baroda                                        220,000           1,050
Bank of India                                          30,000              71
Bharat Heavy Electricals                               29,200           1,283
Bharti Tele Ventures, Ltd. (AE)                       477,200           3,926
Chennai Petroleum Corp., Ltd.                         194,660             760
Financial Technologies India, Ltd.                     33,600             828
GAIL India, Ltd. - GDR                                 63,000           1,922
Gateway Distriparks, Ltd.                             124,867             401
Genesis Indian Investment Co., Ltd. (AE)              685,519          19,818
HDFC Bank, Ltd. - ADR (N)                              24,600           1,332
Housing Development Finance Corp.                      78,100           1,975
I-Flex Solutions, Ltd.                                 38,900           1,109
ICICI Bank, Ltd.                                      135,800           1,616
IL&FS Investsmart, Ltd.                                82,783             264
Indian Overseas Bank                                  250,000             483
Mahanagar Telephone Nigam                              12,053              36
Oriental Bank of Commerce                             111,000             421
Petronet LNG, Ltd. (AE)                               846,900             837

                                                       Emerging Markets Fund  43

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State Bank of India, Ltd. - GDR (N)                    79,010           3,378
Sun TV, Ltd. (AE)                                      59,191           1,473
Suzlon Energy, Ltd.                                   107,505           2,502
Union Bank of India                                   118,000             261
Videocon Industries, Ltd.                              76,800             696
                                                                 ------------
                                                                       50,001
                                                                 ------------

Indonesia - 2.9%
Aneka Tambang Tbk PT                                3,141,646           1,801
Astra Agro Lestari Tbk PT                             244,789             225
Astra International Tbk PT                          1,994,277           2,111
Bank Danamon Indonesia Tbk PT                       1,605,200             752
Bank Mandiri Persero Tbk PT                        17,408,003           3,378
Bank Rakyat Indonesia                              18,685,772           8,807
Perusahaan Gas Negara PT                            1,364,000           1,775
Ramayana Lestari Sentosa Tbk PT                     5,957,500             519
Telekomunikasi Indonesia Tbk PT                    12,340,700          10,136
Telekomunikasi Indonesia Tbk PT                        55,800           1,860
                                                                 ------------
                                                                       31,364
                                                                 ------------

Israel - 1.7%
Bank Hapoalim BM                                      974,800           4,359
Bank Leumi Le-Israel BM                             1,186,500           4,204
Check Point Software Technologies (AE)(N)             233,200           3,918
Discount Investment Corp.                              19,366             454
IDB Development Corp., Ltd.                            11,903             328
Israel Chemicals, Ltd.                                426,600           2,019
Tadiran Communications, Ltd.                           13,949             470
Teva Pharmaceutical Industries,
   Ltd. - ADR                                          60,000           1,985
                                                                 ------------
                                                                       17,737
                                                                 ------------

Lebanon - 0.0%
Solidere - GDR (AE)                                     2,500              43
Solidere - GDR                                          5,700              95
                                                                 ------------
                                                                          138
                                                                 ------------

Luxembourg - 2.1%
Genesis Smaller Companies                             368,184          19,720
Tenaris SA                                                  1              --
Tenaris SA - ADR (N)                                   80,565           3,135
                                                                 ------------
                                                                       22,855
                                                                 ------------

Malaysia - 1.1%
AirAsia BHD (AE)                                    2,220,300             777
Bumiputra-Commerce Holdings BHD                     2,714,742           4,565
IOI Corp. BHD                                         705,000           3,142
Magnum Corp. BHD                                    2,122,400           1,143
MK Land Holdings BHD                                1,015,200             172
Proton Holdings BHD                                    24,000              33
Resorts World BHD                                     441,800           1,365

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TAN Chong Motor Holdings BHD                          908,000             347
                                                                 ------------
                                                                       11,544
                                                                 ------------

Mexico - 5.1%
Alfa SA de CV Class A (N)                             586,900           2,987
America Movil SA de CV
   Series L                                           269,800           9,653
Cemex SA de CV (N)                                  3,842,910          10,868
Cemex SA de CV - ADR                                   50,000           1,416
Controladora Comercial Mexicana
   SA de CV                                           762,200           1,499
Corp. Moctezuma SA de CV                              365,800             768
Fomento Economico Mexicano
   SA de CV - ADR                                      31,724           2,785
Grupo Aeroportuario del Pacifico
   SA de CV - ADR                                      21,100             632
Grupo Aeroportuario del Pacifico
   SA de CV Class B (N)                                32,500              97
Grupo Aeroportuario del Sureste
   SA de CV - ADR (N)                                  15,700             532
Grupo Aeroportuario del Sureste
   SA de CV Class B                                    76,200             258
Grupo Financiero Banorte SA de CV Class O           1,433,900           3,940
Grupo Mexico SAB de CV (N)                            568,300           1,838
Grupo Modelo SA (N)                                   515,700           2,258
Grupo Televisa SA - ADR                                92,392           1,711
Organizacion Soriana SA de CV Class B (N)             174,400             794
Telefonos de Mexico SA de CV Series L                 100,000           2,344
Urbi Desarrollos Urbanos SA de CV (AE)              1,500,600           3,895
Wal-Mart de Mexico SA de CV                         1,270,218           3,932
Wal-Mart de Mexico
   SA de CV -ADR (N)                                   64,900           2,005
                                                                 ------------
                                                                       54,212
                                                                 ------------

Netherlands - 0.3%
Pyaterochka Holding NV - GDR (AE)                     120,163           2,043
Zentiva NV                                             24,300           1,257
                                                                 ------------
                                                                        3,300
                                                                 ------------

Pakistan - 1.7%
Engro Chemical Pakistan, Ltd.                       1,187,300           3,478
Fauji Fertilizer Co., Ltd.                          1,895,322           3,695
ICI Pakistan, Ltd.                                    265,200             554
Oil & Gas Development Co., Ltd.                     1,189,700           2,836

 44  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pakistan Petroleum, Ltd.                              492,500           2,140
Pakistan State Oil Co., Ltd.                          605,500           3,663
Pakistan Telecommunication Co., Ltd.                3,025,423           2,090
                                                                 ------------
                                                                       18,456
                                                                 ------------

Philippines - 0.6%
Globe Telecom, Inc.                                    92,090           1,753
Philippine Long Distance Telephone Co.                 79,800           3,209
Philippine Long Distance Telephone Co. - ADR           41,300           1,619
                                                                 ------------
                                                                        6,581
                                                                 ------------

Poland - 0.5%
Bank Pekao SA                                          22,600           1,556
KGHM Polska Miedz SA (AE)                              31,206           1,213
Polski Koncern Naftowy Orlen                          104,483           2,051
                                                                 ------------
                                                                        4,820
                                                                 ------------

Russia - 6.5%
LUKOIL - ADR                                          285,006          24,710
LUKOIL - ADR (AE)                                      22,950           1,990
Magnit OAO (AE)                                        52,100           1,399
Mechel OAO - ADR (N)                                   86,600           1,931
MMC Norilsk Nickel - ADR                               24,814           3,387
Mobile Telesystems - ADR                              239,200           7,640
NovaTek OAO - GDR (A)                                  52,500           2,341
OAO Gazprom                                            60,000             624
OAO Gazprom - ADR (N)                                 126,311           5,265
OAO Gazprom - ADR                                     242,400          10,103
Polyus Gold - ADR (AE)(N)                               2,900             139
Promstroibank St. Petersburg                          696,000             696
RBC Information Systems (AE)                          109,959             902
Sberbank RF                                             3,390           6,034
Seventh Continent                                      30,800             655
Tatneft - ADR (N)                                      12,532           1,289
Unified Energy System - GDR                               801              59
                                                                 ------------
                                                                       69,164
                                                                 ------------

South Africa - 8.9%
ABSA Group, Ltd.                                      295,175           4,358
African Bank Investments, Ltd.                        272,003             969
Alexander Forbes, Ltd.                                376,300             799
Anglo Platinum, Ltd.                                    7,511             768
AngloGold Ashanti, Ltd.                                22,600           1,080
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,367
Aspen Pharmacare Holdings, Ltd. (AE)                  407,200           2,068
Aveng, Ltd.                                           736,400           2,291
Barloworld, Ltd.                                      144,334           2,404
Bidvest Group, Ltd.                                   101,500           1,461
Consol, Ltd.                                          460,900             996
DataTec, Ltd.                                         270,000             926
Edgars Consolidated Stores, Ltd.                      511,100           2,026

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FirstRand, Ltd.                                       625,851           1,557
Foschini, Ltd.                                        145,186             928
Impala Platinum Holdings, Ltd.                         43,239           7,971
Imperial Holdings, Ltd.                               105,772           2,034
Investec, Ltd.                                         22,400           1,097
JD Group, Ltd.                                        175,701           1,613
Lewis Group, Ltd.                                      20,097             140
Massmart Holdings, Ltd.                                96,500             660
Medi-Clinic Corp., Ltd.                               167,563             454
Metropolitan Holdings, Ltd.                           304,961             523
MTN Group, Ltd.                                       567,400           4,339
Murray & Roberts Holdings, Ltd.                       204,500             742
Naspers, Ltd. Class N                                 245,708           4,312
Network Healthcare Holdings, Ltd.                   1,165,000           1,627
Pick'n Pay Stores, Ltd.                               206,900             864
Pretoria Portland Cement Co., Ltd.                     31,600           1,684
Reunert, Ltd.                                          35,300             338
Sanlam, Ltd.                                        2,377,203           5,258
Sasol, Ltd.                                           510,892          18,390
Sasol, Ltd. - ADR (N)                                  12,900             473
Standard Bank Group, Ltd.                           1,100,319          12,107
Steinhoff International Holdings, Ltd. (AE)           615,400           1,888
Tiger Brands, Ltd.                                    146,618           3,167
Tongaat-Hulett Group, Ltd. (The)                        3,004              43
Truworths International, Ltd.                         504,128           1,633
                                                                 ------------
                                                                       95,355
                                                                 ------------

South Korea - 15.9%
Amorepacific Corp. (AE)                                 4,724           1,983
CJ Home Shopping                                       12,750           1,014
Daelim Industrial Co.                                  19,620           1,304
Daewoo Engineering & Construction Co., Ltd.            11,820             202
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                49,400           1,557
Daum Communications Corp. (AE)                         13,918             708
Dongbu Insurance Co., Ltd.                             21,870             453
GS Engineering & Construction Corp.                    32,324           2,166
Hanjin Heavy Industries & Construction Co., Ltd.
   (N)                                                 37,360           1,056
Hanjin Shipping Co., Ltd.                              94,630           1,858
Hankook Tire Co., Ltd.                                215,997           2,533
Hanwha Chem Corp. (N)                                 157,670           1,466
Honam Petrochemical Corp.                              26,400           1,331
Hynix Semiconductor, Inc. (AE)                         78,760           2,680
Hyosung Corp. (N)(AE)                                  56,900             911
Hyundai Development Co.                                24,620           1,142

                                                       Emerging Markets Fund  45

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Heavy Industries                               13,731           1,624
Hyundai Mipo Dockyard                                   9,800             921
Hyundai Mobis                                          83,250           6,920
Hyundai Motor Co.                                      63,870           4,888
Hyundai Steel Co.                                      28,720             983
Industrial Bank of Korea (N)                          222,000           3,974
KCC Corp.                                              11,624           2,811
Kookmin Bank                                          146,306          12,774
Kookmin Bank - ADR                                     38,100           3,286
Korea Electric Power Corp.                            324,220          12,151
Korea Electric Power Corp. - ADR                       89,740           1,718
Korea Investment Holdings Co., Ltd.                    33,130           1,243
Korean Air Lines Co., Ltd.                             14,270             474
KT Corp.                                               80,670           3,311
KT Corp. - ADR                                         17,100             369
KT Freetel Co., Ltd.                                   43,300           1,290
KT&G Corp.                                             47,250           2,849
LG Card Co., Ltd. (AE)                                 17,780             921
LG Electronics, Inc.                                   11,740             688
LG Household & Health Care, Ltd.                       20,740           1,600
LG International Corp.                                  3,160              70
LG Petrochemical Co., Ltd.                              7,520             154
LG.Philips LCD Co., Ltd. (AE)                          52,200           1,839
LIG Non-Life Insurance Co., Ltd. (N)                   35,500             459
Lotte Shopping Co., Ltd.                                2,922           1,003
LS Cable, Ltd.                                          6,300             222
NCSoft Corp. (AE)                                      13,164             637
Orion Corp.                                             5,325           1,338
Pacific Corp.                                             598              77
Poongsan Corp.                                         56,600           1,212
POSCO                                                  44,335          10,815
S1 Corp.                                               17,090             748
Samsung Corp.                                         123,110           3,448
Samsung Electronics Co., Ltd.                          26,013          16,558
Samsung Electronics Co., Ltd. - GDR (p)                20,155           6,414
Samsung Electronics Co., Ltd. - GDR                    14,759           3,484
Samsung Fine Chemicals Co., Ltd. (N)                   12,190             272
Samsung Fire & Marine Insurance Co., Ltd.              27,550           3,721
Samsung Securities Co., Ltd. (N)                       87,200           4,729
Shinhan Financial Group Co., Ltd. (N)                 177,230           8,720
Shinsegae Co., Ltd.                                     8,530           4,215
SK Corp.                                               36,464           2,554
SK Telecom Co., Ltd.                                   13,620           2,830
SK Telecom Co., Ltd. - ADR                            134,486           3,148
Tae Young Corp. (N)                                    11,339             660
Woori Finance Holdings Co., Ltd. (N)                  130,090           2,656
                                                                 ------------
                                                                      169,142
                                                                 ------------

Taiwan - 9.1%
Acer, Inc.                                          1,090,700           1,524
Advantech Co., Ltd.                                 1,051,921           3,212

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asia Cement Corp.                                   1,283,000             932
AU Optronics Corp.                                    776,000           1,117
AU Optronics Corp. - ADR (N)                          123,900           1,826
Basso Industry Corp.                                  245,816             348
Cathay Financial Holding Co., Ltd.                    548,000           1,171
Chang Hwa Commercial Bank (AE)                        863,000             553
China Steel Corp.                                   3,344,920           2,686
China Steel Corp. - GDR                                39,574             635
Chunghwa Picture Tubes, Ltd. (AE)                   1,884,000             403
Chunghwa Telecom Co., Ltd.                            402,000             740
Chunghwa Telecom Co.,
   Ltd. - ADR (N)                                     100,200           1,861
CMC Magnetics Corp. (AE)                            5,893,000           1,515
Compal Electronics, Inc                             2,108,924           1,922
Compal Electronics, Inc. - GDR                        183,673             882
D-Link Corp.                                          358,600             353
Delta Electronics, Inc.                             1,514,550           4,084
Elitegroup Computer Systems (AE)                      307,000             173
Evergreen Marine Corp.                                341,000             231
Far Eastern Textile Co., Ltd.                       1,272,637             958
Far EasTone Telecommunications Co., Ltd.              924,000           1,026
Faraday Technology Corp.                              317,987             493
First Financial Holding Co., Ltd.                   3,532,000           2,529
Foxconn Technology Co., Ltd.                          263,000           1,899
Gigabyte Technology Co., Ltd.                       1,234,718             743
HannStar Display Corp. (AE)                           907,000             128
High Tech Computer Corp.                              280,800           6,242
HON HAI Precision Industry Co., Ltd.                1,384,477           8,201
Macronix International (AE)                         1,796,086             535
MediaTek, Inc.                                        362,000           3,300
Mega Financial Holding Co., Ltd.                    5,879,000           3,931
Mitac International (AE)                            1,330,000           1,243
Nan Ya Plastics Corp. (AE)                            557,000             794
Phoenixtec Power Co., Ltd.                            565,629             569
Powerchip Semiconductor Corp. (AE)                  1,746,000           1,146
Quanta Computer, Inc.                                 727,250           1,038
Ritek Corp. (AE)                                    2,653,161             588
Siliconware Precision Industries Co. (AE)           2,554,000           3,041
Systex Corp.                                          194,000              55
Taiwan Cement Corp.                                   663,000             489
Taiwan Fertilizer Co., Ltd.                           734,000           1,177
Taiwan Mobile Co., Ltd.                             2,509,520           2,322
Taiwan Semiconductor Manufacturing Co., Ltd.       10,967,284          18,351
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (N)                                            171,928           1,491

 46  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Teco Electric and Machinery Co., Ltd.                 193,000              66
U-Ming Marine Transport Corp.                         143,000             140
Uni-President Enterprises Corp.                     2,601,000           2,049
United Microelectronics Corp.                       4,882,000           2,683
Vanguard International Semiconductor Corp.          1,965,947           1,192
Wintek Corp.                                          797,630             728
Yieh Phui Enterprise                                1,349,000             503
Yuanta Core Pacific Securities Co.                  1,508,000             960
Zyxel Communications Corp.                            495,680             731
                                                                 ------------
                                                                       97,509
                                                                 ------------
Thailand - 2.0%
Airports of Thailand PCL                            1,505,000           2,325
Bank of Ayudhya PCL                                 6,588,900           3,028
Charoen Pokphand Foods PCL                          4,318,500             610
CP Seven Eleven PCL                                 5,297,700             951
Glow Energy PCL                                       942,500             747
Kasikornbank PCL                                      898,200           1,459
PTT Chemical PCL                                      943,579           2,094
PTT Exploration & Production PCL                      563,400           1,741
PTT PCL                                               509,000           3,173
Rayong Refinery PCL (AE)                              960,000             525
Regional Container Lines PCL                          500,000             254
Siam City Bank PCL                                    178,400              80
Siam City Cement PCL                                   35,600             203
Siam Commercial Bank PCL                              975,500           1,482
Thai Beverage PCL (AE)                             13,966,900           2,477
                                                                 ------------
                                                                       21,149
                                                                 ------------
Turkey - 3.3%
Akbank TAS                                            579,681           2,787
Akcansa Cimento AS                                     75,895             370
Anadolu Efes Biracilik Ve Malt Sanayii AS             184,430           4,926
Arcelik                                               239,400           1,487
Cimsa Cimento Sanayi VE Tica                          263,875           1,348
Eregli Demir ve Celik Fabrikalari TAS                 581,199           2,969
Ford Otomotiv Sanayi AS                               143,300             976
Hurriyet Gazetecilik AS                               461,300           1,066
Ihlas Holding A.S. (AE)                               816,246             349
Migros Turk TAS (AE)                                  230,523           1,862
Trakya Cam Sanayi AS                                  311,452             761
Tupras Turkiye Petrol Rafine                          294,407           5,554
Turk Hava Yollari (AE)                                111,952             389
Turkcell Iletisim Hizmet AS                           285,349           1,277
Turkcell Iletisim Hizmet
   AS - ADR (N)                                        10,555             120
Turkiye Garanti Bankasi AS                            726,000           2,085
Turkiye Is Bankasi Class C                            693,480           3,704
Turkiye Vakiflar Bankasi Tao Class D                  240,900           1,013

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vestel Elektronik Sanayi ve Ticaret AS (AE)           114,575             289
Yapi ve Kredi Bankasi (AE)                            952,177           1,500
                                                                 ------------
                                                                       34,832
                                                                 ------------

United Kingdom - 1.4%
Anglo American PLC                                    222,253           9,282
Astro All Asia Networks PLC                           870,300           1,118
Hikma Pharmaceuticals PLC                             176,600           1,112
Kazakhmys PLC                                          55,800           1,304
Old Mutual PLC                                          2,300               7
SABMiller PLC                                         111,500           2,235
                                                                 ------------
                                                                       15,058
                                                                 ------------

United States - 0.4%
CTC Media, Inc. (AE)(N)                                14,600             276
Southern Copper Corp. (N)                              39,347           3,797
WNS Holdings, Ltd. - ADR (AE)(N)                       10,800             271
                                                                 ------------
                                                                        4,344
                                                                 ------------

Venezuela - 0.1%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                         24,542             489
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              52
                                                                 ------------
                                                                          541
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd. (B)                               1,322,627             237
                                                                 ------------

TOTAL COMMON STOCKS
(cost $698,387)                                                       940,336
                                                                 ------------

PREFERRED STOCKS - 5.6%
Brazil - 4.6%
Banco Bradesco SA                                      92,200           3,085
Banco Itau Holding Financeira SA                      126,410           3,867
Braskem SA                                            586,535           3,047
Centrais Eletricas Brasileiras SA                 206,016,500           4,129
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                          39,980,000           1,195
Cia de Bebidas das Americas                           950,000             380
Cia de Tecidos do Norte de
   Minas - Coteminas                                7,256,440             632
Cia Energetica de Minas Gerais                      9,000,000             389
Cia Vale do Rio Doce                                   42,444             845
Duratex SA (AE)                                        19,200             190
Gerdau SA                                              19,400             303
Klabin SA                                             311,000             675

                                                       Emerging Markets Fund  47

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleo Brasileiro SA                                792,072          16,347
Suzano Papel e Celulose SA                            155,000             898
Tam SA                                                 57,900           1,569
Usinas Siderurgicas de Minas
   Gerais SA                                          311,400          10,735
Votorantim Celulose e Papel SA                          8,471             131
Weg SA                                                180,400             703
                                                                 ------------
                                                                       49,120
                                                                 ------------
Colombia - 0.0%
BanColombia SA                                          7,200              49
                                                                 ------------
South Korea - 1.0%
Hyundai Motor Co.                                      43,960           2,112
Samsung Electronics Co., Ltd.                          19,629           9,340
                                                                 ------------
                                                                       11,452
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $38,076)                                                         60,621
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
South Korea - 0.0%
CJ Home Shopping Rights (AE)                                3              63
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                  63
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.5%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Aug 2006 33,643.85 (BRL) Call (480)                  7,423             873
   Aug 2006 37,050.00 (BRL) Call (100)                  1,703              25
                                                                 ------------
                                                                          898

South Korea - 0.4%
Kospi 200 Index Futures
   Sep 2006 131.52 (KRW) Call (20)                      1,377             494
   Sep 2006 140.63 (KRW) Call (176)                    12,956           3,507
                                                                 ------------
                                                                        4,001

TOTAL OPTIONS PURCHASED
(cost $3,760)                                                           4,899
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.9%
United States - 4.9%
Russell Investment Company
   Money Market Fund                               47,186,000          47,186
United States Treasury Bills (c)(z)(sec.)
   4.810% due 09/14/06                                  4,800           4,772
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $51,958)                                                         51,958
                                                                 ------------

OTHER SECURITIES - 4.6%
Russell Investment Company
   Money Market Fund (X)                           14,149,885          14,150
State Street Securities Lending
   Quality Trust (X)                               34,380,472          34,380
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $48,530)                                                         48,530
                                                                 ------------

TOTAL INVESTMENTS - 103.8%
(identified cost $840,711)                                          1,106,407

OTHER ASSETS AND LIABILITIES,
NET - (3.8%)                                                          (40,717)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,065,690
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 48  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 08/06 (86)                               9,393                216
JSE-40 Index (South Africa)
   expiration date 09/06 (450)                             12,451              1,329
MSCI Taiwan Index
   expiration date 08/06 (490)                             12,902                162
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,707
                                                                     ===============

                                                     NOTIONAL            MARKET
                OPTIONS WRITTEN                       AMOUNT              VALUE
             (NUMBER OF CONTRACTS)                       $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Aug 2006 33,643.85 (BRL) Put (480)                       7,423                (66)
   Aug 2006 37,050.00 (BRL) Put (100)                       1,703                (14)

South Korea
Kospi 200 Index Futures
   Sep 2006 131.52 (KRW) Put (20)                           1,377               (105)
   Sep 2006 140.63 (KRW) Put (176)                         12,956               (921)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,110)                                                 (1,106)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  49

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              20   BRL               43    08/02/06                 --
USD             214   BRL              464    08/02/06                 --
USD             870   BRL            2,000    09/20/06                 37
USD           1,033   BRL            2,400    09/20/06                 56
USD           3,024   BRL            7,000    09/20/06                151
USD           6,243   BRL           14,500    09/20/06                335
USD             522   KRW          500,000    09/20/06                  2
USD             524   KRW          500,000    09/20/06                 --
USD           1,044   KRW        1,000,000    09/20/06                  4
USD           1,045   KRW        1,000,000    09/20/06                  3
USD           2,023   KRW        1,900,000    09/20/06                (31)
USD           5,099   KRW        4,800,000    09/20/06                (67)
USD           8,936   KRW        8,400,000    09/20/06               (129)
USD             316   MYR            1,158    08/01/06                  1
USD              94   MYR              343    08/02/06                 --
USD             150   MYR              549    08/03/06                 --
USD             523   PLN            1,610    08/01/06                 (2)
USD             356   PLN            1,098    08/02/06                 --
USD              42   THB            1,612    08/01/06                 --
USD             131   THB            4,951    08/02/06                 --
USD             141   ZAR              982    08/02/06                  1
USD             339   ZAR            2,300    09/20/06                 (9)
USD             535   ZAR            4,000    09/20/06                 38
USD             672   ZAR            5,000    09/20/06                 45
USD             831   ZAR            6,000    09/20/06                 29
USD             898   ZAR            6,000    09/20/06                (38)
USD          10,466   ZAR           70,000    09/20/06               (426)
BRL             127   USD               58    08/01/06                 (1)
BRL              43   USD               20    08/02/06                 --
BRL             167   USD               77    08/02/06                 --
BRL           1,900   USD              817    09/20/06                (45)
BRL           2,000   USD              854    09/20/06                (53)
BRL           3,000   USD            1,290    09/20/06                (71)
HKD              84   USD               11    08/01/06                 --
HKD             125   USD               16    08/01/06                 --
HKD             701   USD               90    08/02/06                 --
IDR         111,405   USD               12    08/01/06                 --
IDR       1,087,733   USD              120    08/01/06                 --
KRW       1,000,000   USD            1,053    09/20/06                  4
KRW       1,000,000   USD            1,062    09/20/06                 13
KRW       2,500,000   USD            2,625    09/20/06                  4
KRW       2,600,000   USD            2,766    09/20/06                 40
MXN           1,597   USD              147    08/01/06                  1
MYR              92   USD               25    08/01/06                 --
ZAR           2,058   USD              293    08/01/06                 (4)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
ZAR           2,863   USD              417    08/01/06                  5
ZAR           2,147   USD              313    08/02/06                  3
ZAR           3,915   USD              568    08/02/06                  4
ZAR           1,068   USD              156    08/03/06                  2
ZAR           2,408   USD              352    08/03/06                  5
ZAR           5,055   USD              736    08/03/06                  8
ZAR             324   USD               47    08/04/06                 --
ZAR           2,258   USD              340    09/20/06                 16
ZAR           3,000   USD              449    09/20/06                 19
ZAR           3,742   USD              563    09/20/06                 27
ZAR           5,000   USD              712    09/20/06                 (5)
ZAR           9,300   USD            1,387    09/20/06                 53
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  25
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 50  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.6          39,134
Consumer Discretionary                                    4.1          44,701
Consumer Staples                                          5.0          51,416
Financial Services                                       21.0         225,011
Health Care                                               0.9           9,858
Integrated Oils                                          11.0         118,218
Materials and Processing                                 15.9         170,979
Miscellaneous                                             1.1          12,594
Mortgage-Backed Securities                                0.3           3,031
Other Energy                                              4.5          47,371
Producer Durables                                         2.0          18,667
Technology                                               11.2         118,431
Utilities                                                13.2         141,546
Options Purchased                                         0.5           4,899
Short-Term Investments                                    4.9          51,958
Other Securities                                          4.6          48,530
Warrants & Rights                                          --              63
                                                 ------------    ------------
Total Investments                                       103.8       1,106,407
Other Assets and Liabilities, Net                        (3.8)        (40,717)
                                                 ------------    ------------

Net Assets                                              100.0       1,065,690
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    8.9          95,592
Asia                                                     45.6         487,174
Europe                                                   14.1         149,810
Latin America                                            20.3         216,006
Middle East                                               3.5          37,256
United Kingdom                                            1.4          15,058
Other Regions                                             5.4          56,981
Other Securities                                          4.6          48,530
                                                 ------------    ------------
Total Investments                                       103.8       1,106,407
Other Assets and Liabilities, Net                        (3.8)        (40,717)
                                                 ------------    ------------

Net Assets                                              100.0       1,065,690
                                                 ============    ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  51

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%
Apartments - 19.1%
Apartment Investment & Management Co. Class A
   (o)                                                410,475          19,740
Archstone-Smith Trust (o)                           1,589,929          83,424
AvalonBay Communities, Inc. (o)(N)                    750,500          87,748
BRE Properties, Inc. Class A (o)(N)                    58,200           3,413
Camden Property Trust (o)(N)                          454,200          34,724
Equity Residential (o)                              1,379,000          64,137
Essex Property Trust, Inc. (o)(N)                     260,350          30,484
GMH Communities Trust (o)(N)                          769,300           9,647
Home Properties, Inc. (o)                              69,600           3,882
Mid-America Apartment Communities, Inc. (o)           102,100           5,832
United Dominion Realty Trust, Inc. (o)(N)             383,700          10,686
                                                                 ------------
                                                                      353,717
                                                                 ------------

Diversified - 6.7%
Colonial Properties Trust (o)                         131,200           6,288
iStar Financial, Inc. (o)                             125,700           4,998
LTC Properties, Inc. (o)(N)                            65,300           1,441
Spirit Finance Corp. (o)(N)                           814,400           9,040
Vornado Realty Trust (o)(N)                           984,372         102,916
                                                                 ------------
                                                                      124,683
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                            110,000           2,517
                                                                 ------------

Health Care - 2.9%
Healthcare Realty Trust, Inc. (o)(N)                  185,800           6,148
Nationwide Health Properties, Inc. (o)(N)             413,800           9,815
Omega Healthcare Investors,
   Inc. (o)(N)                                        309,700           4,138
Ventas, Inc. (o)                                      943,250          33,702
                                                                 ------------
                                                                       53,803
                                                                 ------------
Industrial - 7.1%
AMB Property Corp. (o)                                523,550          27,450
EastGroup Properties, Inc. (o)(N)                     123,400           5,803
First Potomac Realty Trust (o)                        115,900           3,279
ProLogis (o)(N)                                     1,726,300          95,551
                                                                 ------------
                                                                      132,083
                                                                 ------------
Lodging/Resorts - 9.3%
Ashford Hospitality Trust, Inc. (o)                    87,100           1,023
DiamondRock Hospitality Co. (o)                       176,000           2,828
FelCor Lodging Trust, Inc. (o)(N)                     228,300           5,023
Hilton Hotels Corp.                                   912,100          21,827
Hospitality Properties Trust (o)                       67,000           2,919
Host Hotels & Resorts, Inc. (o)(N)                  3,542,075          75,163

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Innkeepers USA Trust (o)                              128,800           2,173
LaSalle Hotel Properties (o)(N)                       401,670          16,593
Starwood Hotels & Resorts Worldwide, Inc. (o)         700,933          36,855
Strategic Hotels & Resorts, Inc. (o)(N)               104,000           2,075
Sunstone Hotel Investors, Inc. (o)                    247,566           7,021
                                                                 ------------
                                                                      173,500
                                                                 ------------

Manufactured Homes - 0.4%
Equity Lifestyle Properties, Inc. (o)(N)              180,300           7,747
                                                                 ------------

Mixed Industrial/Office - 1.9%
Duke Realty Corp. (o)                                 162,600           6,059
Liberty Property Trust (o)                            413,000          19,349
PS Business Parks, Inc. (o)                           151,200           9,072
                                                                 ------------
                                                                       34,480
                                                                 ------------

Office - 20.1%
Alexandria Real Estate Equities, Inc. (o)             106,900          10,093
American Financial Realty Trust (o)(N)                224,500           2,600
BioMed Realty Trust, Inc. (o)(N)                      411,920          12,279
Boston Properties, Inc. (o)                           970,700          95,323
Brandywine Realty Trust (o)(N)                        717,321          22,696
Brookfield Properties Corp.                         1,072,000          35,751
Columbia Equity Trust, Inc. (o)                       274,915           4,170
Corporate Office Properties Trust (o)(N)              126,700           5,701
Equity Office Properties Trust (o)                  1,102,150          41,783
Highwoods Properties, Inc. (o)(N)                     262,000           9,757
Kilroy Realty Corp. (o)                               252,100          18,628
Mack-Cali Realty Corp. (o)(N)                         384,300          18,566
Maguire Properties, Inc. (o)(N)                        49,850           1,865
Reckson Associates Realty Corp. (o)                   590,150          26,279
SL Green Realty Corp. (o)                             347,400          39,708
Trizec Properties, Inc. (o)(N)                        958,400          27,564
                                                                 ------------
                                                                      372,763
                                                                 ------------

Regional Malls - 13.9%
CBL & Associates Properties, Inc. (o)(N)              173,300           6,787
General Growth Properties, Inc. (o)                   878,150          40,079
Macerich Co. (The) (o)                                726,700          52,867
Simon Property Group, Inc. (o)                      1,606,400         137,395
Taubman Centers, Inc. (o)                             495,756          20,574
                                                                 ------------
                                                                      257,702
                                                                 ------------

 52  Real Estate Securities Fund

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.3%
Extra Space Storage, Inc. (o)(N)                      415,500           6,619
Public Storage, Inc. (o)(N)                           708,300          56,869
Shurgard Storage Centers, Inc. Class A (o)             87,700           5,779
Sovran Self Storage, Inc. (o)                          10,150             525
U-Store-It Trust (o)(N)                               555,300          10,584
                                                                 ------------
                                                                       80,376
                                                                 ------------

Shopping Centers - 10.0%
Acadia Realty Trust (o)                               495,300          11,808
Developers Diversified Realty Corp. (o)               807,400          42,615
Federal Realty Investors Trust (o)                    482,500          35,005
Kimco Realty Corp. (o)                                566,600          22,233
Kite Realty Group Trust (o)                           197,800           3,052
Pan Pacific Retail Properties, Inc. (o)               172,800          11,941
Regency Centers Corp. (o)                             918,500          58,894
                                                                 ------------
                                                                      185,548
                                                                 ------------

Specialty - 1.2%
Digital Realty Trust, Inc. (o)(N)                     544,330          14,877
Plum Creek Timber Co., Inc. (o)                       200,000           6,812
                                                                 ------------
                                                                       21,689
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,155,238)                                                   1,800,608
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.7%
Russell Investment Company Money Market Fund       49,155,000          49,155
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $49,155)                                                         49,155
                                                                 ------------

OTHER SECURITIES - 6.3%
Russell Investment Company Money Market Fund (X)   33,988,053          33,988
State Street Securities Lending Quality Trust
   (X)                                             82,581,966          82,582
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $116,570)                                                       116,570
                                                                 ------------

TOTAL INVESTMENTS - 106.0%
(identified cost $1,320,963)                                        1,966,333

OTHER ASSETS AND LIABILITIES,
NET - (6.0%)                                                         (111,813)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,854,520
                                                                 ============

                                                 Real Estate Securities Fund  53

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 68.2%
Asset-Backed Securities - 16.9%
AAA Trust (E)(p)
   Series 2005-2 Class A1
   5.485% due 11/26/35                                     50              50
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  1,765           1,749
   Series 2006-RM Class A1
   5.370% due 10/06/09                                  2,000           1,998
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   6.469% due 03/15/32                                  1,223           1,224
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,930
Bank One Issuance Trust
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  2,000           1,941
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.585% due 09/25/34                                    266             266
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,120
Brazos Higher Education Authority, Inc.
   Series 2005-A Class A5
   4.910% due 12/01/40                                  3,250           3,214
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                    142             143
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,028
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,516
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                     66              66
Capital Auto Receivables Asset Trust
   Series 2004-1 Class A3
   2.000% due 11/15/07                                    267             265
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,977
   Series 2006-1 Class A3
   5.030% due 10/15/09                                  2,225           2,211
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,972

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000             996
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             971
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,462
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,425
   Series 2005-2 Class A4
   4.340% due 08/15/10                                  2,000           1,952
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.465% due 06/25/35                                     28              28
Caterpillar Financial Asset Trust
   Series 2006-A Class A3
   5.570% due 05/25/10                                  2,000           2,008
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                    606             600
Chase Manhattan Auto Owner Trust
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,752
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             968
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             980
   Series 2006-A Class A3
   5.340% due 07/15/10                                  3,770           3,770
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    398             393
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,139
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    645             645
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    375             375
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             965

 54  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-HE3 Class A2A
   5.495% due 09/25/35                                    277             277
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   5.479% due 06/15/11                                  1,500           1,499
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,106           2,063
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A
   5.865% due 12/25/31                                    190             190
   Series 2005-4 Class 3AV1 (E)
   5.465% due 10/25/35                                     75              75
   Series 2005-5 Class 2A1 (E)
   5.465% due 10/25/35                                     31              31
   Series 2005-9 Class 2A1 (E)
   5.685% due 01/25/36                                    485             485
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,277           2,256
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,908
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,643
Discover Card Master Trust I
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000             998
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,236
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.445% due 04/25/35                                     86              86
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   5.563% due 06/25/32                                  4,871           4,871
   Series 2005-T4 Class A1A
   5.131% due 09/25/35                                    359             359
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                    843             838
First NLC Trust (E)
   Series 2005-2 Class AV1
   5.495% due 09/25/35                                    204             204
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  7,344           7,272
   Series 2005-B Class A4
   4.380% due 01/15/10                                  1,500           1,474
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,227

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             975
   Series 2006-A Class A3
   5.050% due 03/15/10                                    535             532
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    615             599
GE Commercial Equipment Financing LLC
   Series 2004-1 Class B
   5.281% due 12/20/15                                    468             468
GE Corporate Aircraft Financing LLC
   Series 2004-1A Class B
   5.931% due 01/25/18                                    405             409
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class B
   5.668% due 07/20/09                                  1,000           1,001
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,483
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                    379             377
   Series 2006-1 Class A3
   5.460% due 12/15/10                                  1,300           1,303
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   5.675% due 03/25/34                                    616             617
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  2,352           2,307
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  1,556           1,529
   Series 2003-4 Class A4
   2.790% due 03/16/09                                    860             846
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    155             154
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,093
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,935
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/20/09                                  1,925           1,919

                                                    Short Duration Bond Fund  55

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                    734             723
   Series 2005-A Class A3
   3.980% due 11/16/09                                  1,500           1,474
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  2,079           2,079
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,480
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.665% due 10/25/34                                    426             427
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,631
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,959
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   5.411% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2004-A Class A3
   2.110% due 07/15/08                                    469             465
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  1,742           1,751
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  3,000           2,977
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,633
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,579
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,949
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    503             503
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  1,410           1,412
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,841
   Series 2005-2 Class A1
   4.850% due 06/25/11                                  1,233           1,224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    862             855
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,962
Providian Gateway Master Trust
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,173
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                    989             993
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                    980           1,016
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS1 Class AII1
   5.211% due 06/25/27                                     94              94
   Series 2004-RS2 Class AIIB
   5.573% due 02/25/34                                    272             272
Residential Asset Securities Corp. (E)
   Series 2006-KS6 Class A1
   5.440% due 08/25/36                                    700             700
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,891
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,956
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,678
   Series 2006-1 Class A3
   5.210% due 03/16/09                                  1,000             997
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,637
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                    796             795
   Series 2004-A Class A3
   1.900% due 07/14/08                                     97              97
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,979
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  2,125           2,110

 56  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,667
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,904
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                    979             971
   Series 2004-A Class A4
   3.660% due 07/20/10                                  7,500           7,359
   Series 2004-B Class A3
   2.910% due 04/20/09                                  3,279           3,238
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,959
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                     62              62
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                    732             731
   Series 2004-1 Class A3
   2.190% due 06/20/08                                     64              64
Whole Auto Loan Trust
   Series 2003-1 Class B
   2.240% due 03/15/10                                    239             237
World Omni Auto Receivables Trust
   Series 2006-A Class A2
   5.050% due 10/15/08                                  3,000           2,994
                                                                 ------------
                                                                      189,139
                                                                 ------------

Corporate Bonds and Notes - 16.6%
Abbott Laboratories (N)
   3.500% due 02/17/09                                  2,000           1,912
Allstate Financial Global Funding
   2.500% due 06/20/08                                  4,080           3,869
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,556
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,344
Ameritech Capital Funding Corp.
   6.250% due 05/18/09                                  2,000           2,019
Associates Corp. of North America
   6.250% due 11/01/08 (N)                              2,274           2,311
   8.550% due 07/15/09                                    750             812
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,039
   5.406% due 06/19/09 (E)                              3,800           3,799
Bank One Corp.
   2.625% due 06/30/08                                  5,675           5,388

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BankAmerica Corp.
   6.250% due 04/01/08                                  2,000           2,023
   7.125% due 03/01/09 (N)                              1,500           1,558
Caterpillar, Inc.
   7.250% due 09/15/09                                  2,350           2,476
CIT Group, Inc.
   5.644% due 09/20/07 (E)                              3,800           3,809
   5.000% due 11/24/08 (N)                              7,050           6,981
   4.250% due 02/01/10 (N)                              2,325           2,231
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.276% due 03/07/08                                  1,600           1,601
Citigroup, Inc.
   5.166% due 01/30/09 (E)                              2,200           2,200
   6.200% due 03/15/09                                  5,700           5,808
Consolidated Edison Co. of New York
   Series B
   7.150% due 12/01/09                                  1,000           1,049
Credit Suisse First Boston USA, Inc. (E)
   5.413% due 12/09/08                                  3,500           3,504
DaimlerChrysler NA Holding Corp.
   5.486% due 08/03/09                                    800             800
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,097
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             488
FleetBoston Financial Corp. (N)
   6.375% due 05/15/08                                  4,185           4,247
Ford Motor Credit Co. (E)
   8.149% due 11/02/07                                    200             200
GATX Rail Corp.
   6.750% due 05/01/09                                  2,500           2,558
General Electric Capital Corp.
   4.000% due 06/15/09                                  1,650           1,590
   5.175% due 10/21/10 (E)                              2,000           2,003
   Series MTNA (N)
   4.625% due 09/15/09                                  6,460           6,321
Goldman Sachs Group, Inc.
   5.605% due 10/05/07 (E)                              2,000           2,003
   5.889% due 10/07/11 (E)                              3,000           3,021
   Series MTNB (E)
   5.841% due 07/23/09                                  2,000           2,013
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,469

                                                    Short Duration Bond Fund  57

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HSBC Bank USA North America NY (E)
   Series BKNT
   5.440% due 06/10/09                                    300             301
HSBC Finance Corp.
   6.500% due 11/15/08                                 10,130          10,346
International Lease Finance Corp.
   6.375% due 03/15/09                                  1,500           1,529
   4.750% due 07/01/09                                  2,680           2,623
Lehman Brothers Holdings, Inc.
   7.875% due 08/15/10                                  1,000           1,083
   Series MTNG
   3.950% due 11/10/09                                  2,800           2,666
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,519
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,871
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08 (N)                              3,925           3,871
   5.685% due 07/25/11 (E)                              1,100           1,100
Metropolitan Life Global Funding I (A)
   5.750% due 07/25/11                                  4,000           4,033
Morgan Stanley
   3.875% due 01/15/09                                  2,000           1,930
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,320
Northern States Power Co.
   6.875% due 08/01/09                                  3,000           3,094
Ohio Edison Co.
   4.000% due 05/01/08                                  2,035           1,980
Pepco Holdings, Inc. (N)
   5.500% due 08/15/07                                    400             400
Principal Life Global Funding I (p)
   2.800% due 06/26/08                                  5,600           5,336
Prudential Financial, Inc.
   3.750% due 05/01/08                                  1,075           1,043
Residential Capital Corp.
   6.125% due 11/21/08                                  4,000           3,974
SBC Communications, Inc.
   4.125% due 09/15/09                                  9,135           8,753
SLM Corp.
   3.625% due 03/17/08                                  7,200           6,977
Sprint Capital Corp.
   6.375% due 05/01/09                                  3,775           3,850
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,568
Wachovia Bank NA
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,206
Wachovia Corp.
   5.625% due 12/15/08 (N)                              8,200           8,230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo & Co.
   4.125% due 03/10/08                                    820             803
   6.250% due 04/15/08                                  8,337           8,431
   5.509% due 03/23/10 (E)                              3,000           3,001
Xcel Energy, Inc.
   3.400% due 07/01/08                                    925             887
                                                                 ------------
                                                                      185,824
                                                                 ------------

International Debt - 5.4%
Eksportfinans A/S (N)
   4.750% due 12/15/08                                  7,800           7,715
Eli Lilly Services, Inc. (E)(p)
   5.333% due 09/12/08                                  4,000           4,004
European Investment Bank
   3.875% due 08/15/08                                  7,450           7,273
HBOS Treasury Services PLC
   3.500% due 11/30/07                                  2,000           1,952
   3.750% due 09/30/08 (p)                              1,000             966
Inter-American Development Bank
   6.375% due 10/22/07                                  5,305           5,372
   Series GMTN
   5.250% due 06/16/08                                  2,500           2,502
International Bank for Reconstruction &
   Development
   4.125% due 06/24/09                                  3,400           3,311
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   5.519% due 03/14/36                                  1,557           1,560
Kreditanstalt fuer Wiederaufbau
   5.250% due 05/19/09                                  6,080           6,088
Network Rail MTN Finance PLC
   2.625% due 03/26/08                                  9,270           8,882
Royal Bank of Scotland PLC (E)(p)
   5.570% due 07/21/08                                    900             900
Svensk Exportkredit AB (N)
   4.625% due 02/17/09                                 10,305          10,147
                                                                 ------------
                                                                       60,672
                                                                 ------------

Mortgage-Backed Securities - 20.8%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,011           1,961
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    684             661

 58  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,689           1,628
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                  9,160           8,866
   Series 2006-2 Class 2A18
   5.750% due 03/25/36                                  3,473           3,463
Banc of America Mortgage Securities
   Series 2002-K Class 2A1 (E)
   5.437% due 10/20/32                                     38              38
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,115           1,103
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    318             322
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.449% due 04/25/33                                    499             491
   Series 2003-8 Class 2A1 (E)
   4.812% due 01/25/34                                    467             459
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.406% due 05/25/35                                  1,297           1,289
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    463             452
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    294             295
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,022
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    469             465
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    662             635
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,396           1,339
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                    819             792
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             959
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    183             184
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    534             524
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  2,780           2,700

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,575           3,554
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,672           3,640
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-HYB Class 5A1
   5.250% due 02/20/36                                  1,235           1,222
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-P3A Class A1 (E)(p)
   5.631% due 08/25/33                                    168             168
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             970
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    770             748
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  1,145           1,119
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,462           3,428
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.699% due 10/25/32                                     18              18
Fannie Mae
   6.000% due 2008                                         67              67
   5.500% due 2009                                      1,610           1,599
   6.000% due 2010                                        148             148
   6.500% due 2010                                        127             128
   6.000% due 2011                                        172             173
   6.500% due 2011                                        103             104
   4.500% due 2013                                      2,497           2,422
   5.000% due 2013                                      2,518           2,479
   5.500% due 2013                                        326             325
   6.000% due 2013                                        383             385
   6.000% due 2014                                      1,914           1,929
   5.500% due 2016                                      1,158           1,150
   5.000% due 2017                                         95              92
   5.500% due 2017                                      1,802           1,786
   6.000% due 2017                                        185             187
   5.000% due 2018                                      4,001           3,899
   5.000% due 2019                                        493             479
   5.000% due 2020                                        341             331
   5.500% due 2022                                      1,280           1,259
   5.500% due 2033                                         79              77
   6.000% due 2033                                         30              29
   5.500% due 2034                                     14,093          13,736

                                                    Short Duration Bond Fund  59

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.663% due 2035 (E)                                  3,885           3,766
   4.671% due 2035 (E)                                    575             565
   4.894% due 2035 (E)                                 33,080          32,299
   5.500% due 2035                                     20,632          20,053
   5.393% due 2041 (E)                                  1,045           1,054
   5.343% due 2042 (E)                                    802             808
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    312             310
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    266             255
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  2,553           2,526
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,187
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  1,907           1,863
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,437           3,189
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    595             566
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,034           1,857
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  1,677           1,660
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   5.250% due 11/28/35                                     20              20
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,164           1,167
Federal Home Loan Bank System Class 1
   3.920% due 09/25/09                                  1,517           1,460
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,547           3,472
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   5.343% due 02/25/45                                  1,402           1,391
Freddie Mac
   6.000% due 2009                                         57              57
   6.000% due 2010                                        110             109
   8.000% due 2010                                         21              21
   6.000% due 2011                                        178             179
   6.000% due 2032                                        418             418
   6.000% due 2033                                        722             721
   4.918% due 2035 (E)                                    896             875
   Series 1993-164 Class PD
   4.500% due 09/15/08                                     64              64
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     43              43
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,282           1,230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,267           1,198
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  2,866           2,682
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,436
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    380             378
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,167           2,088
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                    493             491
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,228           1,213
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  3,636           3,458
   Series 2004-282 Class EA
   4.500% due 11/15/15                                  3,024           2,970
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,429           1,393
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,618           2,615
Freddie Mac Gold
   4.000% due 2007                                        844             827
   4.000% due 2008                                        710             688
   4.500% due 2008                                        773             760
   5.500% due 2008                                         82              81
   6.500% due 2008                                         74              74
   5.500% due 2009                                        190             188
   6.000% due 2009                                         63              63
   6.500% due 2009                                        276             278
   6.000% due 2011                                        262             263
   6.000% due 2013                                        122             122
   5.500% due 2014                                        526             522
   6.000% due 2014                                        126             127
   6.000% due 2016                                        541             544
   5.500% due 2017                                        874             867
   5.000% due 2018                                        554             539
   6.000% due 2028                                        129             129
   5.500% due 2029                                        858             837
   6.000% due 2029                                        254             254
   6.000% due 2031                                        338             338
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,401           1,402

 60  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  2,076           2,023
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,513           1,479
Ginnie Mae I
   7.000% due 2007                                          2               2
   6.000% due 2008                                         64              64
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   4.750% due 2027                                        121             121
   5.000% due 2032                                        227             226
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,648           2,558
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.405% due 06/25/34                                  1,727           1,709
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.573% due 04/25/34                                    254             254
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    741             719
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,642           1,616
   4.613% due 10/15/42                                  2,396           2,356
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,091
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,120           1,086
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,673           1,613
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     10              10
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.609% due 06/15/30                                  1,229           1,231
Merrill Lynch Mortgage Trust
   Series 2006-C1 Class A1
   5.528% due 05/12/39                                  2,679           2,683
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,326           1,285
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    663             638
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,839           1,806
Morgan Stanley Dean Witter Capital I
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    147             148

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.785% due 02/25/34                                    222             222
   Series 2004-CL1 Class 2A2
   5.785% due 02/25/19                                     53              53
Residential Accredit Loans, Inc.
   Series 2003-QS1 Class A1
   5.000% due 09/25/18                                  3,575           3,454
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    997             940
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   5.582% due 09/19/32                                     71              71
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                     96              96
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    314             315
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,835           1,772
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,251           1,215
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    564             559
   Series 2002-AR6 Class A (E)
   5.682% due 06/25/42                                    434             435
   Series 2002-AR9 Class 1A
   5.410% due 08/25/42                                    973             974
   Series 2004-AR1 Class A2A (E)
   5.370% due 11/25/34                                  2,005           2,013
   Series 2005-AR1 Class A1A1 (E)
   5.675% due 10/25/45                                    405             407
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,771           2,702
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,237           1,216
                                                                 ------------
                                                                      232,472
                                                                 ------------

                                                    Short Duration Bond Fund  61

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             521
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   Series 2004-900 Class 1
   5.925% due 04/09/08                                  1,600           1,616
   Zero coupon due 04/27/10                               531             489
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,008
                                                                 ------------
                                                                        3,113
                                                                 ------------

United States Government Treasuries - 7.3%
United States Treasury Notes
   2.625% due 05/15/08                                 20,470          19,650
   4.875% due 05/31/08                                  4,000           3,990
   3.375% due 12/15/08                                  3,450           3,330
   3.875% due 05/15/09                                  2,000           1,945
   3.375% due 10/15/09                                 54,855          52,354
                                                                 ------------
                                                                       81,269
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $765,716)                                                       753,010
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(A)                                   219           2,315
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,307)                                                           2,315
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sep 2006 92.75 Put (591)                           137,038               4
   Dec 2006 92.25 Put (250)                            57,656               1
   Dec 2006 92.50 Put (100)                            23,125               1
   Dec 2006 92.75 Put (72)                             16,695              --
   Mar 2007 92.00 Put (292)                            67,160               2
   Jun 2007 91.00 Put (201)                            45,728               1
   Jun 2007 91.25 Put (316)                            72,088               2

SWAPTIONS
(Fund Pays/Fund Receives)
   USD Three Month LIBOR/
   USD 4.750%
   Aug 2006 0.00 Call (1)                               5,000              --
   USD Three Month LIBOR/ USD 4.500%
   Oct 2006 0.00 Call (3)                              29,600              --
   USD Three Month LIBOR/ USD 5.130%
   Oct 2006 0.00 Call (1)                               4,100               4
   USD Three Month LIBOR/ USD 4.800%
   Dec 2006 0.00 Call (1)                              12,000               4
   USD Three Month LIBOR/ USD 5.170%
   Feb 2007 0.00 Call (1)                               9,500              25
   USD Three Month LIBOR/ USD 5.000%
   Mar 2007 0/00 Call (2)                              17,000              28
   USD Three Month LIBOR/ USD 5.080%
   Apr 2007 0.00 Call (1)                               6,900              17
   USD Three Month LIBOR/ USD 5.200%
   May 2007 0.00 Call (1)                              20,800              85
   USD Three Month LIBOR/ USD 5.250%
   Jun 2007 0.00 Call (1)                              18,000              87
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $541)                                                               261
                                                                 ------------


 62  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
SHORT-TERM INVESTMENTS - 32.1%
Abbey National NA LLC (z)
   5.250% due 08/04/06                                  4,700           4,680
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,700           1,722
American General Finance Corp. (E)
   Series MTNG
   5.489% due 03/23/07                                    200             200
Bank of Montreal (N)
   7.800% due 04/01/07                                  2,500           2,534
Barclays Bank PLC (z)
   5.343% due 01/29/07                                  2,700           2,707
Barclays US Funding Corp. (z)
   5.405% due 10/20/06                                  8,600           8,482
BNP Paribas Financial, Inc (z)
   5.000% due 08/28/06                                  6,800           6,775
   5.050% due 08/16/06 (c)                              4,600           4,590
Boeing Co.
   8.100% due 08/11/06                                  2,375           2,391
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             909
British Sky Broadcasting PLC
   7.300% due 10/15/06                                  2,000           2,005
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,716
Calyon (c)(z)
   5.335% due 09/01/06                                 10,400          10,352
Capital One Financial Corp.
   4.738% due 05/17/07                                  3,450           3,425
Citigroup, Inc. (E)(N)
   5.331% due 06/04/07                                  1,000           1,001
COX Communications, Inc.
   7.750% due 08/15/06                                  2,900           2,901
Devon Energy Corp.
   2.750% due 08/01/06                                  4,954           4,954
Dexia Delaware LLC (z)
   5.360% due 08/07/06                                  5,400           5,324
   5.380% due 10/13/06                                  6,000           5,917
Dominion Resources, Inc.
   Series G
   3.660% due 11/15/06                                  1,800           1,790
Fannie Mae (E)
   5.312% due 09/22/06                                  1,600           1,600
Fannie Mae Discount Note (z)
   5.190% due 08/07/06 (c)                              4,900           4,896
   4.958% due 09/13/06                                  7,000           6,959
Federal Farm Credit Bank
   12.250% due 02/01/07                                 1,678           1,707
Federal Home Loan Bank Discount Notes (c)(z)
   4.926% due 08/02/06                                 10,800          10,798

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Discount Note (c)(z)
   4.806% due 08/01/06                                 17,600          17,600
Federal National Mortgage Association Discount
   Notes
   5.230% due 09/01/06 (c)(z)                           1,100           1,095
   5.235% due 10/02/06 (z)                              7,000           6,933
   5.275% due 10/04/06                                    200             198
   5.282% due 10/04/06 (z)                                100              99
   5.270% due 10/18/06                                  1,900           1,875
Ford Motor Credit Co.
   7.750% due 02/15/07                                    200             201
   6.374% due 03/21/07 (E)                              2,800           2,794
France Treasury Bill BTF
   Zero coupon due 12/21/06                             1,300           1,640
Freddie Mac Discount Notes (c)(z)
   Zero coupon due 08/01/06                            10,300          10,300
General Electric Capital Corp. (z)
   5.350% due 10/26/06                                  1,200           1,184
General Electric Credit Services (z)
   5.370% due 10/10/06                                 10,300          10,162
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             300
   6.407% due 01/16/07 (E)                                200             200
HBOS Treasury Services PLC (z)
   5.100% due 08/25/06                                  3,000           2,957
   5.125% due 01/12/07 (E)(p)                             900             901
Historic TW, Inc.
   8.110% due 08/15/06                                  2,000           2,001
HSBC Finance Corp. (E)
   5.260% due 02/27/07                                  3,200           3,201
International Lease Finance Corp.
   5.625% due 06/01/07 (N)                              1,600           1,600
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,159
John Hancock Global Funding II 6.000% due
   12/28/06                                             2,450           2,451
Kreditanstalt fuer Wiederaufbau
   3.250% due 07/16/07 (N)                              2,805           2,738
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,232
Morgan Stanley
   5.615% due 07/27/07                                  3,000           3,004
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,213
New York Life Global Funding (E)(p)
   5.274% due 02/26/07                                  2,500           2,501
Nisource Finance Corp.
   3.200% due 11/01/06                                  2,795           2,778

                                                    Short Duration Bond Fund  63

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NiSource, Inc.
   3.628% due 11/01/06                                  1,300           1,293
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,990
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             498
Rabobank USA Financial Corp. (c)(z)
   5.290% due 08/01/06                                  2,000           2,000
Russell Investment Company Money Market Fund       45,203,334          45,203
Societe Generale NA (c)(z)
   4.990% due 08/15/06                                  6,900           6,880
   5.055% due 08/15/06                                    400             399
   4.985% due 08/22/06                                  4,100           4,088
Sprint Capital Corp.
   4.780% due 08/17/06                                  3,000           2,999
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                     40              40
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,501
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,881
TIAA Global Markets, Inc.
   5.000% due 03/01/07                                  3,625           3,610
Toyota Motor Credit Co. (c)(z)
   5.250% due 08/03/06                                 10,000           9,997
UBS Financial LLC (c)(z)
   5.265% due 08/07/06                                  1,000             999
   5.225% due 08/08/06                                 10,300          10,290
United States Treasury Bills (c)(z)
   4.843% due 09/14/06 (sec.)                              90              89
   4.884% due 09/14/06 (sec.)                              50              50
   4.888% due 09/14/06 (sec.)                              30              30
   4.911% due 09/14/06 (sec.)                              30              30
   4.914% due 09/14/06 (sec.)                              70              70
   4.915% due 09/14/06 (sec.)                              40              40
   4.921% due 09/14/06                                    250             249
   4.932% due 09/14/06 (sec.)                           1,845           1,834
   4.944% due 09/14/06 (sec.)                              20              20
   4.949% due 09/14/06 (sec.)                             230             229
   4.951% due 09/14/06 (sec.)                             150             149
United States Treasury Notes
   3.125% due 05/15/07                                 18,590          18,302
   3.625% due 06/30/07                                 42,875          42,301
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,642

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp.
   Series *
   5.490% due 07/20/07                                  3,500           3,504
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,933
Wells Fargo Bank NA (c)(z)
   5.270% due 08/01/06                                 10,000          10,000
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $359,960)                                                       359,792
                                                                 ------------

OTHER SECURITIES - 1.4%
Russell Investment Company
   Money Market Fund (X)                            4,653,664           4,654
State Street Securities Lending
   Quality Trust (X)                               11,307,170          11,307
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $15,961)                                                         15,961
                                                                 ------------

TOTAL INVESTMENTS - 101.0%
(identified cost $1,144,485)                                        1,131,339

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                          (11,595)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,119,744
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 64  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 12/06 (815)                            192,646               (990)
   expiration date 03/07 (788)                            186,441             (1,152)
   expiration date 06/07 (526)                            124,596               (626)
   expiration date 09/07 (379)                             89,842               (368)
   expiration date 12/07 (232)                             55,007               (141)

United States Treasury 2 Year Notes
   expiration date 09/06 (129)                             26,247                 63

Short Positions
United States Treasury Bonds
   expiration date 09/06 (267)                             28,911               (378)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (3,592)
                                                                     ===============

OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2006 95.00 Put (12)                                  2,850                (14)
   Dec 2006 95.25 Put (338)                                80,486               (594)
   Dec 2006 95.50 Put (40)                                  9,550                (95)
   Mar 2007 94.75 Put (13)                                  3,079                 (8)

Swaptions
(Fund Pays/Fund Receives)
   GBP Six Month LIBOR/ GBP 4.500%
   Dec 2006 0.00 Put (1)                                    3,176                (18)
   USD Three Month LIBOR/
   USD 4.780%
   Aug 2006 0.00 Call (1)                                   2,000                 --
   USD Three Month LIBOR/
   USD 4.540%
   Oct 2006 0.00 Call (2)                                   7,700                 --
   USD Three Month LIBOR/
   USD 4.560%
   Oct 2006 0.00 Call (1)                                   6,000                 --
   USD Three Month LIBOR/
   USD 5.210%
   Oct 2006 0.00 Call (1)                                   1,800                 (5)
   USD Three Month LIBOR/
   USD 4.850%
   Dec 2006 0.00 Call (1)                                   5,000                 (5)
   USD Three Month LIBOR/
   USD 5.240%
   Feb 2007 0.00 Call (1)                                   4,100                (23)
   USD Three Month LIBOR/
   USD 5.040%
   Mar 2007 0.00 Call (2)                                   7,000                (26)
   USD Three Month LIBOR/
   USD 5.220%
   Apr 2007 0.00 Call (1)                                   3,000                (21)
   USD Three Month LIBOR/
   USD 5.315%
   May 2007 0.00 Call (1)                                   9,100                (83)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $779)                                                     (892)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Short Duration Bond Fund  65

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              76   GBP               41    09/07/06                  1
EUR           1,292   USD            1,639    09/29/06                (18)
JPY          31,325   USD              286    08/15/06                 12
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  (5)
                                                           ==============

INTEREST RATE SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
          COUNTER                 NOTIONAL                                              TERMINATION         VALUE
           PARTY                   AMOUNT       FUND RECEIVES        FUND PAYS              DATE              $
----------------------------   --------------   -------------   --------------------   --------------   --------------
Barclays Bank PLC                GBP    2,800   5.000%          Six Month LIBOR           06/15/07                   3
                                                                Consumer Price Index
BNP Paribas                      EUR    1,200   2.090%          (France)                  10/15/10                  (2)
Lehman Brothers                  GBP    1,500   4.500%          Six Month LIBOR           09/20/09                 (32)
Merill Lynch                     GBP    1,600   4.500%          Six Month LIBOR           09/20/09                 (34)
UBS                              USD   36,800   5.000%          Three Month LIBOR         12/20/08                (238)
                                                                                                        --------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($353)                         (303)
                                                                                                        ==============

See accompanying notes which are an integral part of the schedules of investments.

 66  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 95.7%
Asset-Backed Securities - 7.5%
AAA Trust
   Series 2005-2 Class A1
   5.485% due 11/26/35                                     52              52
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                    258             256
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.685% due 07/25/34                                    180             181
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   5.625% due 08/25/45                                  1,113           1,114
American Express Credit Account Master Trust
   (E)(p)
   Series 2006-A Class A
   5.359% due 01/15/09                                  2,420           2,419
Ameriquest Mortgage Securities, Inc.
   Series 2002-D Class M1
   7.885% due 02/25/33                                    205             207
   Series 2004-R10 Class A5 (E)
   5.775% due 11/25/34                                    243             243
   Series 2004-R4 Class A1A (A)(E)
   5.653% due 06/25/34                                  1,239           1,240
   Series 2004-R8 Class A5 (E)
   5.693% due 09/25/34                                    863             864
Argent Securities, Inc. (E)
   Series 2005-W5 Class A2A
   5.403% due 01/25/36                                  2,180           2,181
Asset Backed Funding Corp.
   NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                    202             201
BA Credit Card Trust (E)
   Series 2002-A4 Class A4
   5.191% due 08/17/09                                  3,155           3,158
Bayview Financial Acquisition Trust
   Series 2004-C Class A1 (E)
   5.511% due 05/28/44                                    928             929
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    450             446
Burlington Northern Santa Fe Corp. Pass-Through
   Certificates
   4.967% due 04/01/23                                    304             291
Carrington Mortgage Loan Trust
   Series 2005-NC3 Class A1A
   5.465% due 06/25/35                                     21              21
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   5.239% due 09/15/09                                  2,190           2,191

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   5.635% due 05/25/32                                    218             218
Chase Issuance Trust
   Series 2005-A1 Class A1 (E)
   5.209% due 12/15/10                                  9,540           9,541
   Series 2005-A3 Class A
   5.389% due 10/17/11                                  4,035           4,037
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2004-RES Class A1
   5.623% due 11/25/34                                  1,806           1,812
   Series 2006-WFH Class A1B
   5.191% due 01/25/36                                  2,490           2,491
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A
   5.865% due 12/25/31                                    101             101
   Series 2003-BC2 Class 2A1 (E)
   5.685% due 06/25/33                                      2               2
   Series 2003-BC4 Class 2A2 (E)
   5.705% due 09/25/33                                      2               2
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    161             161
   Series 2004-BC1 Class M1
   5.885% due 02/25/34                                    235             236
   Series 2004-S1 Class A1
   5.543% due 12/25/18                                    359             359
   Series 2005-11 Class AF1 (E)
   5.503% due 02/25/36                                  1,630           1,631
   Series 2005-17 Class 1AF1 (E)
   5.585% due 12/25/36                                  1,899           1,900
   Series 2005-17 Class 4AV1 (E)
   5.433% due 05/25/36                                  1,937           1,937
   Series 2005-2N Class N
   4.500% due 08/25/36                                    147             145
   Series 2005-5N Class N
   5.000% due 07/25/36                                    174             163
   Series 2005-SD2 Class A1A
   5.483% due 08/25/35                                    467             467
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    685             691
   Series 2006-13 Class 3AV1 (E)
   5.450% due 07/25/46                                  2,000           2,000
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.609% due 04/15/35                                    308             309
   Series 2005-G Class 2A
   5.599% due 12/15/35                                  1,534           1,535

                                                       Diversified Bond Fund  67

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit-Based Asset Servicing and Securitization
   Series 2005-CB1 Class AF2
   4.090% due 12/25/35                                    624             620
   Series 2005-CB5 Class AV2 (E)
   5.583% due 08/25/35                                    520             522
   Series 2006-CB3 Class AV1 (E)
   5.383% due 03/25/36                                  1,626           1,626
   Series 2006-CB6 Class A21 (E)
   5.364% due 07/25/36                                  3,880           3,880
Daimler Chrysler Master Owner Trust (E)
   Series 2005-A Class A
   5.419% due 04/15/10                                  8,255           8,256
Discover Card Master Trust I
   Series 2005-1 Class A
   5.379% due 09/16/10                                  3,870           3,871
Equifirst Mortgage Loan Trust
   Series 2004-3 Class A2 (E)
   5.715% due 12/25/34                                  3,149           3,154
   Series 2005-1 Class A1
   5.445% due 04/25/35                                     40              40
Equifirst Mortgage Loan Trust
   NIMs Notes
   Series 2005-1 Class N1
   4.458% due 04/25/35                                    516             514
Fannie Mae Grantor Trust
   Series 2002-T13 Class A1 (E)
   5.423% due 08/25/32                                     27              27
   Series 2002-T5 Class A1 (E)
   5.625% due 05/25/32                                    273             273
   Series 2002-T7 Class A1 (E)
   5.495% due 07/25/32                                     93              93
   Series 2003-T3 Class 1A (E)
   5.505% due 06/25/33                                     31              31
   Series 2003-T4 Class 1A (E)
   5.495% due 09/26/33                                    303             303
   Series 2005-T3 Class A1A
   5.363% due 07/25/35                                    862             862
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   5.645% due 06/25/32                                    162             162
   Series 2003-W16 Class AV1
   5.535% due 11/25/33                                    184             184
   Series 2003-W5 Class A
   5.433% due 04/25/33                                    385             385
   Series 2003-W9 Class A
   5.201% due 06/25/33                                    566             564
First Franklin Mortgage Loan Asset Backed
   Certificates
   Series 2004-FF1 Class A2 (E)
   5.481% due 12/25/32                                  1,516           1,520
   Series 2004-FFH Class 2A1
   5.765% due 10/25/34                                    942             947

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-FF3 Class A2A (E)
   5.465% due 02/25/36                                  1,584           1,584
   Series 2006-FF5 Class 2A1 (E)
   5.435% due 04/25/36                                  1,783           1,783
First Franklin NIMs Trust
   Series 2005-FF1 Class N1
   4.213% due 01/25/35                                    225             225
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   5.409% due 07/15/09                                  2,275           2,273
Fremont Home Loan Trust (E)
   Series 2004-4 Class 1A1
   5.765% due 03/25/35                                  8,217           8,240
Fremont NIMs Trust
   Series 2005-A
   3.750% due 01/25/35                                    238             237
   Series 2005-C Class NOTE (p)
   5.584% due 07/25/35                                    106             105
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class A
   5.347% due 07/20/09                                  1,240           1,241
   Series 2005-1 Class A
   5.121% due 04/20/10                                  1,800           1,801
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    725             715
Government National Mortgage Association
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  2,817           2,869
Greenpoint Mortgage Funding Trust (E)
   Series 2005-HE4 Class 2A1C
   5.495% due 07/25/30                                    506             506
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.981% due 03/25/36                                    710             705
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.655% due 12/25/35                                    785             786
GSAMP Trust
   Series 2003-HE2 Class M1 (E)
   6.035% due 08/25/33                                    420             422
   Series 2004-NC1 Class A3
   5.775% due 03/25/34                                    172             172

 68  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.085% due 12/25/33                                    620             624
   Series 2005-2 Class 2A2
   5.585% due 07/25/35                                    420             420
JP Morgan Mortgage Acquisition Corp.
   Series 2005-FLD Class A1
   5.505% due 07/25/35                                    974             975
Lehman XS Trust
   Series 2005-1 Class 2A1 (E)
   4.660% due 07/25/35                                  1,350           1,326
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    456             454
Long Beach Asset Holdings Corp.
   Series 2005-1 Class N1
   4.115% due 02/25/35                                     16              16
Long Beach Mortgage Loan Trust
   Series 2004-4 Class 1A1 (E)
   5.665% due 10/25/34                                    426             427
   Series 2005-WL1 Class 2A1
   5.495% due 06/25/35                                    181             181
   Series 2006-1 Class 2A1 (E)
   5.403% due 02/25/36                                    580             580
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   7.035% due 08/25/33                                    266             266
   Series 2004-OPT Class A3
   5.645% due 02/25/34                                     74              74
Merrill Auto Trust Securitization
   Series 2005-1 Class A2B
   5.395% due 04/25/08                                    892             892
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.485% due 09/25/33                                    490             494
MSDWCC Heloc Trust
   Series 2005-1 Class A
   5.271% due 07/25/17                                    156             156
Navistar Financial Corp.
   Owner Trust (E)
   Series 2003-B Class A3
   5.569% due 04/15/08                                    285             286
New Century Home Equity
   Loan Trust (E)
   Series 2004-4 Class M2
   5.915% due 02/25/35                                    515             518
Newcastle Mortgage Securities Trust (E)
   Series 2006-1 Class A1
   5.455% due 03/25/36                                  1,557           1,557
Nissan Master Owner Trust Receivables
   Series 2005-A Class A
   5.111% due 07/15/10                                  2,065           2,065

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Novastar Home Equity Loan
   Series 2005-1 Class A2A
   5.505% due 06/25/35                                    223             224
Option One Mortgage Loan Trust
   Series 2001-4 Class A (E)
   5.985% due 01/25/32                                     94              94
   Series 2002-2 Class A (E)
   5.925% due 06/25/32                                    137             137
   Series 2003-1 Class A2 (E)
   5.805% due 02/25/33                                    146             146
   Series 2003-2 Class A2 (E)
   5.685% due 04/25/33                                     59              59
   Series 2003-2 Class M2
   7.085% due 04/25/33                                    458             460
   Series 2003-3 Class M3
   7.385% due 06/25/33                                    345             347
   Series 2003-4 Class M2
   7.035% due 07/25/33                                    295             298
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A
   5.181% due 12/25/10                                  2,709           2,709
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    400             387
Park Place Securities NIMs Trust
   Series 2005-WCW Class A
   5.500% due 07/25/35                                    299             297
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.845% due 02/25/35                                  1,427           1,431
   Series 2005-WCW Class M1
   5.835% due 09/25/35                                    510             513
Popular ABS Mortgage Pass-
   Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    200             198
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    565             560
Ramp NIMs Trust
   Series 2005-NM2
   5.193% due 04/25/35                                    163             162
Renaissance Home Equity Loan Trust
   Series 2005-3 Class AF1 (E)
   5.535% due 11/25/35                                  1,305           1,305
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    506             505

                                                       Diversified Bond Fund  69

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    425             421
Renaissance NIMs Trust
   Series 2004-D
   4.459% due 02/25/35                                     30              30
Residential Asset Mortgage Products, Inc.
   Series 2002-RS5 Class AII (E)
   5.755% due 09/25/32                                    117             117
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    480             481
   Series 2003-RS1 Class AII (E)
   5.775% due 02/25/33                                    154             154
   Series 2003-RS2 Class AII (E)
   5.725% due 03/25/33                                    139             139
   Series 2003-RS3 Class AII (E)
   5.745% due 04/25/33                                     97              97
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   5.855% due 03/25/32                                     90              90
   Series 2001-KS3 Class AII
   5.615% due 09/25/31                                    120             120
   Series 2002-KS3 Class A1B (E)
   5.885% due 05/25/32                                    139             139
   Series 2003-KS1 Class M2
   7.135% due 01/25/33                                    125             125
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                  1,055           1,025
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    216             215
   Series 2006-KS6 Class A1 (E)
   5.440% due 08/25/36                                    700             700
Residential Funding Mortgage Securities II, Inc.
   Series 2005-HI2 Class A1
   5.525% due 05/25/35                                  1,125           1,125
   Series 2005-HS1 Class AI1 (E)
   5.201% due 09/25/35                                  1,490           1,487
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.655% due 03/25/35                                    217             217
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   5.635% due 02/25/34                                     46              46
   Series 2005-FR4 Class A3
   5.281% due 01/25/36                                    664             664
SLM Student Loan Trust (E)
   Series 2006-1 Class A1
   5.080% due 01/25/12                                  2,957           2,957
   Series 2006-3 Class A2
   5.100% due 01/25/16                                  1,100           1,100
   Series 2006-5 Class A2
   5.429% due 07/25/17                                  2,700           2,699

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     44              46
Soundview NIMs Trust
   Series 2005-DO1 Class N1
   4.703% due 06/25/35                                    230             229
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.725% due 01/25/34                                     11              11
   Series 2004-BC2 Class A2
   5.655% due 05/25/35                                    185             185
   Series 2006-AB1 Class A2
   5.221% due 12/25/36                                  1,225           1,226
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.865% due 10/25/33                                     52              52
   Series 2004-7 Class A1
   5.336% due 08/25/34                                    731             734
   Series 2005-3 Class M2
   5.852% due 04/25/35                                    290             291
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    330             303
   Series 2002-HF1 Class A (E)
   5.613% due 01/25/33                                     13              13
   Series 2003-BC1 Class A (E)
   5.885% due 05/25/32                                     22              22
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    900             889
   Series 2005-WF1 Class A2 (E)
   5.523% due 02/25/35                                  4,246           4,251
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    254             250
Textron Financial Floorplan Master Note Trust
   Series 2005-1A Class A
   5.296% due 05/13/10                                  2,140           2,144
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   5.101% due 07/20/10                                  1,870           1,870
Wachovia Asset Securitization, Inc.
   Series 2003-HE3 Class A
   5.635% due 11/25/33                                    249             249

 70  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Mortgage Loan Trust LLC (E)
   Series 2005-WMC Class A1
   5.495% due 10/25/35                                    777             777
Waverly Community School (E)
   Series 2006-1 Class A1
   5.181% due 05/25/36                                  1,831           1,831
                                                                 ------------
                                                                      147,894
                                                                 ------------

Corporate Bonds and Notes - 14.9%
Abbott Laboratories
   5.600% due 05/15/11                                    385             386
   5.875% due 05/15/16                                  6,275           6,309
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    245             260
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,865           1,821
Altria Group, Inc.
   7.000% due 11/04/13                                  1,220           1,310
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              84
American General Finance Corp.
   Series MTNI
   5.610% due 06/27/08                                  1,600           1,603
   4.875% due 07/15/12                                  1,905           1,822
American International Group, Inc.
   5.380% due 06/16/09 (E)(A)                             700             700
   4.700% due 10/01/10 (p)                                635             616
   5.050% due 10/01/15 (p)                                645             611
American RE Corp.
   Series B
   7.450% due 12/15/26                                    595             642
Ameriprise Financial, Inc. (N)
   5.650% due 11/15/15                                  1,135           1,108
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    545             523
ASIF Global Financing (A)
   4.900% due 01/17/13                                    120             115
AT&T, Inc.
   5.380% due 11/14/08 (E)                                500             501
   5.100% due 09/15/14                                    465             436
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,420           1,452
Bank of America Corp.
   3.875% due 01/15/08                                  1,220           1,194
   5.875% due 02/15/09                                    120             121
   5.406% due 06/19/09 (E)                              3,600           3,599
   7.800% due 02/15/10                                    120             129
   4.500% due 08/01/10                                    530             513
   4.375% due 12/01/10                                  2,035           1,953
Banque Paribas
   6.875% due 03/01/09                                    440             454

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BellSouth Corp.
   4.750% due 11/15/12                                     30              28
   6.550% due 06/15/34                                    130             125
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    165             169
Boston Scientific Corp.
   6.250% due 11/15/15                                    250             242
   6.400% due 06/15/16                                    380             375
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    160             161
Carolina Power & Light Co.
   6.500% due 07/15/12                                     15              16
   5.150% due 04/01/15                                  1,115           1,061
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             208
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    675             736
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  1,480           1,606
   8.750% due 03/01/31                                  2,740           3,393
Cisco Systems, Inc.
   5.500% due 02/22/16                                  4,380           4,260
CIT Group Holdings, Inc. (E)
   5.276% due 01/30/09                                    800             802
CIT Group, Inc.
   5.750% due 09/25/07                                    155             155
   5.546% due 12/19/08 (E)                                300             301
   5.380% due 06/08/09 (E)                                100             100
   6.875% due 11/01/09                                    100             104
   4.125% due 11/03/09                                     50              48
   5.780% due 07/28/11 (E)                                900             900
Citicorp
   7.250% due 10/15/11                                    370             396
Citigroup Global Markets Holdings, Inc.
   Series MTNM
   5.276% due 03/07/08                                  1,300           1,300
Citigroup, Inc.
   3.500% due 02/01/08                                  1,900           1,848
   5.166% due 01/30/09 (E)                                500             500
   4.125% due 02/22/10                                  1,070           1,025
   6.500% due 01/18/11                                    485             504
   5.125% due 02/14/11 (N)                                970             956
   5.000% due 09/15/14                                  7,810           7,406

                                                       Diversified Bond Fund  71

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    150             143
   6.250% due 03/15/11                                    195             193
   5.500% due 09/15/14                                    400             363
Clorox Co.
   4.200% due 01/15/10                                    250             239
   5.000% due 01/15/15                                    155             146
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    100              98
Comcast Cable Communications Holdings, Inc.
   6.875% due 06/15/09                                    665             687
   8.375% due 03/15/13                                  1,495           1,674
Comcast Corp.
   5.800% due 07/14/09 (E)                              1,000           1,001
   6.500% due 01/15/15                                  1,185           1,205
   5.900% due 03/15/16                                    120             117
   6.500% due 01/15/17                                    600             608
   6.500% due 11/15/35                                  1,330           1,273
   6.450% due 03/15/37                                    225             214
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                  1,780           1,974
Consolidated Edison Co. of New York (N)
   5.375% due 12/15/15                                    960             932
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    510             530
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    785             794
COX Communications, Inc.
   3.875% due 10/01/08                                    300             289
   6.750% due 03/15/11                                  3,945           4,048
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    820             791
   4.875% due 08/15/10                                    155             151
   6.500% due 01/15/12                                     55              57
   5.500% due 08/15/13 (N)                                115             114
   5.125% due 08/15/15                                  3,040           2,884
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    405             400
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08 (N)                                300             296
   4.050% due 06/04/08                                    285             277
   5.486% due 08/03/09                                    800             800
   5.875% due 03/15/11                                    300             297
   8.500% due 01/18/31 (N)                              1,335           1,542
Detroit Edison Co.
   6.125% due 10/01/10                                    325             331
   6.350% due 10/15/32                                     95              94
Devon Energy Corp.
   7.950% due 04/15/32                                  1,210           1,426

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dominion Resources, Inc.
   4.750% due 12/15/10                                    110             106
   5.700% due 09/17/12                                    695             685
   Series B
   6.250% due 06/30/12                                     80              81
   Series C
   5.150% due 07/15/15                                  1,245           1,162
DR Horton, Inc.
   6.500% due 04/15/16                                    900             864
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    565             644
DTE Energy Co. (N)
   7.050% due 06/01/11                                  1,835           1,920
Duke Energy Corp.
   6.250% due 01/15/12                                    170             174
   5.625% due 11/30/12                                    290             288
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     40              42
Eastman Kodak Co.
   7.250% due 11/15/13                                     40              38
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    600             622
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                    565             620
Embarq Corp.
   7.082% due 06/01/16                                  1,435           1,444
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                  1,570           1,539
Exelon Corp.
   4.900% due 06/15/15                                  1,395           1,285
   5.625% due 06/15/35                                    720             646
FedEx Corp.
   7.600% due 07/01/97                                    180             201
Financing Corp.
   Series 10P
   Zero coupon due 11/30/17                             1,165             638
   Series 15P
   Zero coupon due 03/07/19                               165              84
   Series 2P
   Zero coupon due 11/30/17                               140              77
   Series 6P
   Zero coupon due 08/03/18                               715             376
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  3,845           3,952
   Series C
   7.375% due 11/15/31                                  2,480           2,714
Ford Motor Co.
   7.450% due 07/16/31                                    360             265

 72  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   4.950% due 01/15/08                                    410             391
   7.375% due 10/28/09                                  3,210           3,028
Freddie Mac
   5.250% due 05/21/09                                  2,735           2,737
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,400           1,324
   5.500% due 04/28/11 (N)                                320             320
   4.250% due 06/15/12                                  1,125           1,052
   4.875% due 03/04/15                                    950             900
   Series MTNA
   4.250% due 01/15/08                                    280             275
   4.125% due 09/01/09 (N)                                400             386
   6.000% due 06/15/12                                    915             935
   5.450% due 01/15/13                                  3,295           3,270
General Electric Co.
   5.000% due 02/01/13                                    375             363
General Motors Acceptance Corp.
   6.125% due 08/28/07                                    970             963
   5.625% due 05/15/09                                  1,765           1,687
   7.750% due 01/19/10                                    300             300
General Motors Corp.
   8.375% due 07/05/33                             EUR     90              96
   8.375% due 07/15/33 (N)                                120              98
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    540             502
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             216
Goldman Sachs Group, Inc.
   5.539% due 06/23/09 (E)                                500             500
   5.000% due 01/15/11                                    200             195
   6.875% due 01/15/11                                    870             910
   4.750% due 07/15/13                                  1,380           1,297
   5.350% due 01/15/16                                  1,740           1,665
   6.450% due 05/01/36                                  2,550           2,504
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,360           1,310
Harrah's Operating Co., Inc.
   5.625% due 06/01/15                                  1,150           1,073
   6.500% due 06/01/16 (N)                              2,725           2,682
Hartford Financial Services Group, Inc.
   5.550% due 08/16/08                                  1,070           1,071
Hess Corp.
   7.300% due 08/15/31                                    955           1,033
Historic TW, Inc.
   9.125% due 01/15/13                                    615             703
   8.050% due 01/15/16                                    485             531
   6.625% due 05/15/29                                    300             290
HJ Heinz Co.
   6.428% due 12/01/08 (p)                                100             102
   6.375% due 07/15/28                                     50              47
HJ Heinz Finance Co.
   6.000% due 03/15/12                                     40              40
   6.750% due 03/15/32                                    115             114

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Home Depot, Inc.
   5.400% due 03/01/16                                  3,295           3,204
HSBC Bank USA (E)
   Series BKNT
   5.440% due 06/10/09                                    500             501
HSBC Finance Corp.
   4.625% due 01/15/08                                  1,060           1,048
   4.750% due 05/15/09 (N)                              6,155           6,042
   4.125% due 11/16/09                                  3,510           3,365
   6.750% due 05/15/11                                  2,100           2,197
   7.000% due 05/15/12                                  2,435           2,590
   6.375% due 11/27/12                                    610             630
   5.000% due 06/30/15                                    370             347
International Business Machines Corp. (N)
   7.125% due 12/01/96                                    620             680
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,665           1,697
   3.500% due 04/01/09                                    745             708
   4.750% due 07/01/09                                  1,820           1,781
   5.750% due 06/15/11                                    130             130
International Paper Co.
   6.750% due 09/01/11                                    310             324
   5.500% due 01/15/14                                    390             376
ITT Corp.
   7.400% due 11/15/25                                    240             271
John Deere Capital Corp.
   4.875% due 03/16/09                                  1,895           1,869
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  3,095           2,819
JPMorgan Chase & Co.
   5.600% due 06/01/11                                    255             256
   5.125% due 09/15/14                                    735             700
   5.150% due 10/01/15                                  1,005             952
Kaupthing Bank Hf
   5.790% due 04/12/11                                  1,020           1,018
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,200           1,248
Kinder Morgan Energy Partners, LP
   7.125% due 03/15/12                                    240             251
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11                                  1,405           1,313
   5.700% due 01/05/16                                  1,200           1,049
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,575           1,526
   5.625% due 11/01/11                                  1,755           1,744

                                                       Diversified Bond Fund  73

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kroger Co. (The)
   6.750% due 04/15/12                                     50              52
   7.500% due 04/01/31 (N)                                 70              75
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    870             852
   5.598% due 04/03/09 (E)                                700             700
   5.000% due 01/14/11                                    660             645
   5.718% due 07/18/11 (E)                                600             600
   5.500% due 04/04/16                                    265             256
Lennar Corp. (N)
   Series B
   5.600% due 05/31/15                                  1,205           1,113
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    163             159
Marshall & Ilsley Corp.
   5.350% due 04/01/11                                  1,795           1,778
May Department Stores Co. (The)
   4.800% due 07/15/09                                    140             137
   5.750% due 07/15/14                                    240             236
Merrill Lynch & Co., Inc.
   5.685% due 07/25/11 (E)                              1,100           1,100
   6.050% due 05/16/16 (N)                              1,835           1,839
   Series MTNB
   3.125% due 07/15/08                                  1,490           1,426
   Series MTNC
   4.250% due 02/08/10                                  1,590           1,522
Metlife, Inc.
   5.700% due 06/15/35                                  1,685           1,544
Midamerican Energy Holdings Co. (p)
   6.125% due 04/01/36                                  5,690           5,475
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    385             374
Monumental Global Funding II
   4.625% due 03/15/10                                    190             184
Morgan Stanley
   3.625% due 04/01/08                                  1,175           1,141
   3.875% due 01/15/09                                  1,050           1,013
   5.751% due 01/22/09 (E)                                400             400
   4.750% due 04/01/14                                    280             260
   5.375% due 10/15/15                                    360             345
   Series MTNF
   5.193% due 01/18/08                                  1,400           1,403
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    270             283
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,555           2,574
News America Holdings, Inc.
   7.750% due 12/01/45                                    130             139
   7.900% due 12/01/95                                    230             242
   8.250% due 10/17/96                                     75              81
News America, Inc.
   6.200% due 12/15/34                                    265             243

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series WI
   6.400% due 12/15/35                                  3,150           2,961
Nisource Finance Corp.
   7.875% due 11/15/10                                    410             440
Norfolk Southern Corp.
   6.200% due 04/15/09                                    845             859
   7.050% due 05/01/37                                    310             346
   7.900% due 05/15/97                                  1,090           1,286
   6.000% due 03/15/2105                                  565             511
Northern States Power Co. (N)
   Series B
   8.000% due 08/28/12                                    860             961
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             239
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              34
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    195             186
   4.200% due 03/01/11                                  1,005             949
   6.050% due 03/01/34                                    650             627
Pemex Project Funding Master Trust
   7.375% due 12/15/14 (N)                              1,600           1,704
   Series 144a (p)
   5.750% due 12/15/15                                    300             286
   6.625% due 06/15/35 (A)                                390             374
Progress Energy, Inc.
   5.850% due 10/30/08                                    850             854
   7.100% due 03/01/11 (N)                                485             512
   7.750% due 03/01/31                                    170             195
   7.000% due 10/30/31                                     90              95
ProLogis
   5.625% due 11/15/15                                  2,010           1,938
Rabobank Capital Funding II (A)
   5.260% due 12/31/49                                     30              29
Rabobank Capital Funding Trust (A)
   5.254% due 12/29/49                                     60              56
Raytheon Co.
   6.750% due 08/15/07                                    439             443
RBS Capital Trust I
   5.512% due 09/29/49                                    765             724
Regions Financial Corp.
   4.500% due 08/08/08                                  1,625           1,596
Residential Capital Corp.
   6.125% due 11/21/08                                    350             348
   6.000% due 02/22/11                                  3,030           2,973
Safeway, Inc. (N)
   7.250% due 02/01/31                                     60              62

 74  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc.
   4.125% due 09/15/09                                  2,325           2,228
   5.300% due 11/15/10                                  3,670           3,608
   6.150% due 09/15/34                                    300             279
Sigma Finance, Inc. (E)(A)
   8.500% due 08/11/16                                    970             970
Simon Property Group, LP
   4.600% due 06/15/10                                  1,350           1,303
   4.875% due 08/15/10                                  1,450           1,414
   5.750% due 12/01/15                                  3,685           3,609
   6.100% due 05/01/16                                  1,415           1,419
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  2,995           2,894
   5.625% due 07/27/09 (E)                                600             600
Southern California Edison Co. (E)
   5.249% due 02/02/09                                    600             600
Southern Copper Corp. (p)
   Series 144a
   7.500% due 07/27/35                                  1,055           1,052
Sovereign Bank
   5.125% due 03/15/13                                    445             425
Sprint Capital Corp.
   7.625% due 01/30/11                                  3,545           3,784
   8.375% due 03/15/12                                    120             133
   6.875% due 11/15/28                                    425             430
   8.750% due 03/15/32                                  1,580           1,924
State Street Bank & Trust Co. (N)
   Series BKNT
   5.300% due 01/15/16                                    250             242
Suntrust Bank (N)
   5.000% due 09/01/15                                  2,595           2,446
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    330             383
   7.875% due 08/01/13                                  1,305           1,417
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                    190             214
Time Warner, Inc.
   6.875% due 05/01/12                                    610             631
   7.700% due 05/01/32                                    535             581
TXU Corp.
   Series P
   5.550% due 11/15/14                                    110             100
   Series R
   6.550% due 11/15/34                                    610             543
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              25
   6.375% due 01/15/15                                     70              71
TXU Energy Co. LLC
   7.000% due 03/15/13                                    545             561
Tyson Foods, Inc.
   8.250% due 10/01/11                                    320             338
   6.600% due 04/01/16                                    155             153

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             310
Union Pacific Corp.
   3.625% due 06/01/10                                    625             583
United Technologies Corp.
   5.400% due 05/01/35                                     80              73
US Bancorp
   5.300% due 04/28/09                                  1,980           1,974
US Bank NA
   5.700% due 12/15/08                                     70              71
USB Capital IX (f)
   6.189% due 03/29/49                                    100              99
Valero Energy Corp.
   7.500% due 04/15/32                                    475             533
Verizon Communications, Inc.
   5.350% due 02/15/11 (N)                              1,120           1,102
   5.550% due 02/15/16                                  1,030             981
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    530             560
   7.375% due 09/01/12                                    130             139
   5.850% due 09/15/35                                  2,450           2,176
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                    795             796
Verizon Virginia, Inc. (N)
   Series A
   4.625% due 03/15/13                                  1,165           1,058
Viacom, Inc. (p)
   5.750% due 04/30/11                                    100              98
Wachovia Bank NA
   Series BKNT
   5.480% due 06/27/08 (E)                                800             800
   5.800% due 12/01/08 (N)                                340             343
   Series DPNT (E)
   5.489% due 03/23/09                                    900             900
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    615             605
Wachovia Corp.
   5.700% due 08/01/13                                  3,195           3,184
   5.250% due 08/01/14                                  1,155           1,113
Waste Management, Inc.
   6.375% due 11/15/12                                    835             861
WellPoint, Inc.
   5.850% due 01/15/36                                    160             148
Wells Fargo & Co.
   5.429% due 09/15/09 (E)                              1,600           1,602
   4.200% due 01/15/10                                  1,755           1,688
   4.950% due 10/16/13                                    240             228

                                                       Diversified Bond Fund  75

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Bank NA
   5.750% due 05/16/16                                    340             339
Weyerhaeuser Co.
   6.750% due 03/15/12                                  2,435           2,511
Whirlpool Corp. (N)
   6.500% due 06/15/16                                  1,110           1,111
Wyeth
   6.950% due 03/15/11                                  2,640           2,778
   5.500% due 03/15/13                                    130             128
   5.500% due 02/01/14                                     85              83
XTO Energy, Inc.
   7.500% due 04/15/12                                    210             226
   6.250% due 04/15/13                                    620             628
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,250           1,321
                                                                 ------------
                                                                      294,353
                                                                 ------------

International Debt - 2.7%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    550             559
Aiful Corp. (A)
   5.000% due 08/10/10                                    300             288
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                  1,205           1,328
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    615             554
AXA SA
   8.600% due 12/15/30                                  1,655           2,023
British Telecommunications PLC
   (Step Up, 9.125%, 12/15/06)
   8.875% due 12/15/30                                    195             246
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             577
China Development Bank
   5.000% due 10/15/15                                    100              94
Conoco Funding Co.
   6.350% due 10/15/11                                  1,205           1,250
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  2,130           2,056
Deutsche Telekom International Finance BV
   8.000% due 06/15/10                                    710             766
   5.750% due 03/23/16 (N)                                300             287
   8.250% due 06/15/30                                    200             234
Diageo Capital PLC
   3.500% due 11/19/07                                    885             862
Egypt Government AID Bonds
   4.450% due 09/15/15                                    915             854
Eksportfinans ASA
   5.500% due 05/25/16                                    610             613

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EnCana Corp.
   6.500% due 08/15/34                                    145             146
Export-Import Bank of China
   4.875% due 07/21/15                                    640             598
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                290             280
   5.125% due 02/14/11                                    235             229
Falconbridge, Ltd.
   6.000% due 10/15/15                                    565             546
Glitnir Banki HF (A)
   6.693% due 06/15/16                                    570             571
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100              94
HBOS Treasury Services PLC (E)(A)
   Series Mtn
   5.547% due 07/17/09                                  1,300           1,300
HSBC Holdings PLC
   6.500% due 05/02/36                                    200             203
Ispat Inland ULC
   9.750% due 04/01/14                                    835             927
Kaupthing Bank Hf (A)
   7.125% due 05/19/16                                  1,730           1,749
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.700% due 04/23/39                                  2,180           2,199
Korea Development Bank (N)
   4.250% due 11/13/07                                    725             713
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             139
Mexico Government International Bond
   5.625% due 01/15/17 (N)                                 26              25
   8.300% due 08/15/31                                    855           1,028
   Series MTNA
   7.500% due 04/08/33                                  2,180           2,422
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    445             440
MUFG Capital Finance 1, Ltd. (f)(N)
   6.346% due 07/25/49                                    270             264
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                  1,090           1,009
Petroleum Export, Ltd.
   5.265% due 06/15/11                                     96              93
Province of Quebec Canada
   5.000% due 07/17/09                                     40              40
   Series PJ
   6.125% due 01/22/11                                  1,430           1,467

 76  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    165             156
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    300             284
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    575             547
Resona Preferred Global Securities Cayman, Ltd.
   (A)
   7.191% due 12/29/49                                    375             382
Royal Bank of Scotland PLC (E)(p)
   5.570% due 07/21/08                                    800             800
Royal KPN NV
   8.000% due 10/01/10                                  1,080           1,152
Russia Government International Bond
   5.000% due 03/31/30                                    775             843
   Series REGS
   5.000% due 03/31/30                                  1,690           1,839
Santander Financial Issuances
   6.375% due 02/15/11                                    120             124
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    510             546
Shinsei Finance Cayman, Ltd. (f)(A)
   6.418% due 01/29/49                                    660             639
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    200             190
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    191             197
Telecom Italia Capital SA
   6.108% due 07/18/11 (E)                              1,100           1,101
   5.250% due 10/01/15                                  6,675           6,136
Telefonica Emisones SAU
   5.714% due 06/19/09 (E)                              1,000           1,001
   7.045% due 06/20/36                                    270             277
Telefonica Europe BV (N)
   7.750% due 09/15/10                                  2,570           2,744
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    495             481
TELUS Corp.
   8.000% due 06/01/11                                    995           1,087
TNK-BP Finance SA (N)(A)
   Series 144a
   7.500% due 07/18/16                                    430             435
Tyco International Group SA
   6.750% due 02/15/11                                    765             797
   6.375% due 10/15/11                                    445             459
   6.000% due 11/15/13                                    905             910
   7.000% due 06/15/28                                     40              43
   6.875% due 01/15/29                                    120             127
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     60              63
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    260             256
   8.250% due 01/17/34                                    315             356

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vodafone Group PLC
   7.750% due 02/15/10                                    525             558
Woori Bank (p)
   (Step Up, 6.505%, 05/03/11)
   6.125% due 05/03/16                                    260             259
                                                                 ------------
                                                                       53,862
                                                                 ------------

Loan Agreements - 0.3%
Starbound Reinsurance, Ltd.,
   Term Loan B
   6.738% due 08/31/06                                  6,000           6,000
                                                                 ------------

Mortgage-Backed Securities - 50.1%
Adjustable Rate Mortgage Trust
   Series 2004-5 Class 4A1
   5.353% due 04/25/35                                     41              41
   Series 2005-3 Class 8A2 (E)
   5.625% due 07/25/35                                    966             967
   Series 2005-8 Class 4A11 (E)
   5.442% due 11/25/35                                     40              39
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    559             541
   Series 2005-2 Class 5A2
   5.535% due 09/25/35                                  1,152           1,152
   Series 2005-3 Class 3A2
   5.503% due 09/25/35                                  1,188           1,188
   Series 2005-4 Class 1A1
   5.613% due 11/25/45                                  2,135           2,144
Arcap Reit, Inc.
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    460             434
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  1,050           1,031
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    685             661
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    610             589
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,700           1,581
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  2,225           2,132
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  2,749           2,720

                                                       Diversified Bond Fund  77

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,760           1,737
   Series 2005-6 Class A4
   5.182% due 09/10/47                                  1,545           1,496
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    420             410
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  1,314           1,264
   Series 2005-D Class A1
   4.114% due 05/25/35                                    583             564
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                  1,130           1,091
   Series 2006-A Class 3A2
   5.934% due 02/20/36                                  6,041           6,070
   Series 2006-A Class 4A1 (E)
   5.563% due 02/20/36                                  1,604           1,590
   Series 2006-B Class 7A1 (E)
   5.903% due 03/20/36                                  1,835           1,829
   Series 2006-G Class 2A1 (E)
   5.589% due 07/20/36                                  1,765           1,765
   Series 2006-G Class 2A2 (E)
   5.449% due 07/20/36                                  1,735           1,735
Banc of America Large Loan (E)(p)
   Series 2004-BBA Class A1
   5.489% due 06/15/18                                  1,465           1,465
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     42              42
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                  1,114           1,085
   Series 2005-L Class 3A1 (E)
   5.456% due 01/25/36                                    617             610
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A2 (E)
   5.835% due 12/25/33                                    668             672
   Series 2003-2 Class CB2 (E)
   5.885% due 04/25/33                                    314             315
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                  1,025           1,024
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.620% due 02/25/33                                     41              41
   Series 2002-11 Class 1A2
   5.330% due 02/25/33                                     63              63
   Series 2003-1 Class 6A1
   5.066% due 04/25/33                                    152             151
   Series 2004-4 Class A4
   3.513% due 06/25/34                                    580             562
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.406% due 05/25/35                                    956             950

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-4 Class 32A1
   6.496% due 07/25/36                                  8,190           8,284
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    601             593
Chase Mortgage Finance Corp. (E)
   Series 2005-A1 Class 2A2
   5.249% due 12/25/35                                  2,701           2,669
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    283             276
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    780             764
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  4,770           4,809
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   5.785% due 03/25/34                                  1,222           1,225
   Series 2005-56 Class 3A1 (E)
   5.371% due 11/25/35                                  1,323           1,328
   Series 2005-56 Class 4A1 (E)
   5.391% due 11/25/35                                  2,305           2,312
   Series 2005-59 Class 1A1 (E)
   5.597% due 11/20/35                                  2,571           2,580
   Series 2005-J12 Class 2A1 (E)
   5.351% due 11/25/35                                  2,037           2,042
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    406             401
Countrywide Asset-Backed Certificates
   Series 2005-IM1 Class A1
   5.515% due 11/25/35                                    570             570
   Series 2005-IM2 Class A3 (E)
   5.593% due 01/25/36                                  3,475           3,482
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.785% due 09/25/34                                  1,195           1,200
   Series 2005-3 Class 1A2
   5.613% due 04/25/35                                    181             182
   Series 2005-3 Class 1A3 (E)
   5.563% due 04/25/35                                    721             721
   Series 2005-R3 Class AF (p)(E)
   5.481% due 09/25/35                                  1,980           1,990
   Series 2006-HYB Class 2A1A
   5.799% due 05/20/36                                  1,260           1,261

 78  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  1,883           1,822
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    845             804
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  6,620           6,460
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,747           1,728
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,825           1,762
Credit Suisse Morgan Stanley Commercial Mortgage
   Trust (E)(p)
   Series 2006-HC1 Class A1
   5.559% due 05/15/23                                  1,970           1,971
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 07/15/10                                    572             559
   Series 2006-C1 Class AAB
   5.557% due 02/15/39                                  1,305           1,297
   Series 2006-C2 Class A1
   5.250% due 03/15/39                                  1,205           1,199
   Series 2006-C2 Class A2
   5.659% due 03/15/39                                  1,185           1,190
   Series 2006-TFL Class A1 (p)(E)
   5.489% due 04/15/21                                  2,695           2,696
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                  1,145           1,141
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    736             743
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B
   6.483% due 07/19/44                                    383             387
Fannie Mae
   7.000% due 2008                                          8               8
   7.000% due 2009                                         21              22
   8.000% due 2010                                          1               1
   7.000% due 2011                                         11              11
   8.000% due 2011                                          2               2
   7.000% due 2012                                          4               4
   6.500% due 2013                                         29              30
   5.500% due 2014                                         33              32
   6.500% due 2015                                         22              22
   7.000% due 2015                                         13              13
   5.500% due 2016                                          7               7
   6.000% due 2016                                         85              86
   6.500% due 2016                                        124             126
   9.000% due 2016                                          3               3

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2017                                      1,773           1,730
   5.500% due 2017                                      1,046           1,038
   6.000% due 2017                                        183             184
   6.500% due 2017                                        488             495
   8.000% due 2017                                         39              42
   8.500% due 2017                                          6               6
   4.500% due 2018                                      5,129           4,913
   5.000% due 2018                                      2,064           2,011
   5.500% due 2018                                        773             766
   6.500% due 2018                                        348             353
   4.500% due 2019                                      4,970           4,753
   5.000% due 2019                                      6,378           6,206
   6.500% due 2019                                        155             159
   4.000% due 2020                                      2,229           2,077
   4.500% due 2020                                      5,632           5,386
   5.000% due 2020                                      1,680           1,635
   6.500% due 2020                                         61              62
   8.000% due 2020                                          6               6
   6.500% due 2022                                         89              91
   8.000% due 2024                                        101             108
   7.000% due 2025                                          8               8
   8.500% due 2025                                          4               4
   7.000% due 2026                                          5               5
   6.500% due 2028                                        438             443
   7.000% due 2028                                        410             422
   6.500% due 2029                                      1,441           1,466
   6.500% due 2030                                        197             200
   8.000% due 2030                                        191             202
   6.500% due 2031                                        845             858
   6.000% due 2032                                      1,497           1,495
   6.500% due 2032                                      1,376           1,400
   7.000% due 2032                                        952             977
   3.908% due 2033 (E)                                    912             891
   4.500% due 2033                                      1,643           1,517
   4.660% due 2033 (E)                                    557             556
   5.000% due 2033                                     11,938          11,354
   5.500% due 2033                                     38,336          37,396
   6.000% due 2033                                      2,403           2,397
   6.500% due 2033                                      1,730           1,756
   7.000% due 2033                                        389             399
   4.500% due 2034                                        770             709
   5.000% due 2034                                     18,491          17,573
   5.500% due 2034                                     37,490          36,533
   6.000% due 2034                                     11,952          11,910
   6.500% due 2034                                        971             986
   4.500% due 2035                                      4,279           3,935
   5.000% due 2035                                     14,000          13,263
   5.500% due 2035                                     85,480          83,146

                                                       Diversified Bond Fund  79

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2035                                      7,578           7,537
   6.032% due 2035 (E)                                    377             388
   6.162% due 2035 (E)                                    476             490
   6.166% due 2035 (E)                                    487             500
   6.282% due 2035 (E)                                    383             394
   6.289% due 2035 (E)                                    473             486
   6.500% due 2035                                        147             150
   5.500% due 2036                                      3,001           2,914
   6.000% due 2036                                        277             275
   Series 1993-134 Class H
   6.500% due 08/25/08                                    899             902
   Series 1993-208 Class SA (E)
   0.450% due 02/25/23                                     16              --
   Series 2003-32 Class FH (E)
   5.785% due 11/25/22                                  1,010           1,020
   Series 2003-78 Class FI (E)
   5.785% due 01/25/33                                    949             955
   Series 2004-21 Class FL (E)
   5.735% due 11/25/32                                    509             510
   Series 2005-65 Class FP (E)
   5.635% due 08/25/35                                    775             774
   Series 2006-5 Class 3A2 (E)
   4.678% due 05/25/35                                    200             195
   15 Year TBA (I)
   4.000%                                               4,185           3,897
   4.500%                                               8,075           7,710
   5.000%                                              30,455          29,570
   5.500%                                               3,855           3,813
   6.000%                                               2,435           2,454
   30 Year TBA (I)
   4.500%                                               4,350           3,997
   5.000%                                              47,505          44,950
   5.500%                                              86,110          83,607
   6.000%                                              48,190          47,790
   6.500%                                              19,275          19,498
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,150           1,183
   Series 2005-T2 Class 1A1
   5.250% due 11/28/35                                     16              16
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     86              87
First Horizon Alternative Mortgage Securities
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    655             657
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.529% due 10/25/35                                    324             321
Freddie Mac
   4.500% due 2013                                      2,550           2,437
   4.500% due 2018                                        100              95

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2033                                        638             623
   4.683% due 2034 (E)                                    634             632
   5.000% due 2035                                      8,365           7,916
   5.000% due 2036                                      6,802           6,434
   Series 1991-105 Class G
   7.000% due 03/15/21                                     49              49
   Series 2001-229 Class KF (E)
   5.635% due 07/25/22                                    682             679
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    993             956
   Series 2003-269 Class FE (E)
   5.969% due 12/15/28                                    954             962
   Series 2004-277 Class UF (E)
   5.669% due 06/15/33                                  1,278           1,281
   Series 2004-281 Class DF (E)
   5.819% due 06/15/23                                    364             366
   Series 2005-292 Class IG
   Interest Only
   5.000% due 04/15/23                                    489              84
   Series 2005-294 Class FA (E)
   5.539% due 03/15/20                                    713             712
   Series 2005-305 Class JF (E)
   5.669% due 10/15/35                                    811             811
   15 Year TBA (I)
   5.000%                                               5,100           4,949
   30 Year TBA (I)
   5.000%                                              17,310          16,363
   5.500%                                              25,830          25,087
   6.000%                                              16,585          16,487
Freddie Mac Gold
   7.000% due 2008                                         18              18
   8.000% due 2008                                         --              --
   8.500% due 2008                                          1               1
   8.000% due 2009                                          7               8
   7.000% due 2010                                          9               9
   8.000% due 2010                                          1               1
   6.000% due 2011                                        307             309
   7.000% due 2011                                          4               4
   8.000% due 2011                                         16              17
   6.000% due 2012                                          7               7
   8.000% due 2012                                          8               8
   7.000% due 2014                                         64              66
   12.000% due 2014                                        12              12
   6.000% due 2016                                         10              10
   9.000% due 2016                                         47              49
   6.000% due 2017                                        363             367
   8.000% due 2017                                         21              23
   4.500% due 2018                                      1,802           1,721

 80  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2018                                        504             490
   4.500% due 2019                                        694             661
   5.500% due 2019                                      1,003             994
   4.500% due 2020                                        813             774
   5.000% due 2020                                        717             696
   5.500% due 2020                                      3,143           3,114
   9.000% due 2024                                          5               6
   6.500% due 2025                                          5               5
   8.500% due 2025                                         26              28
   9.000% due 2025                                          9               9
   9.000% due 2026                                          1               1
   8.500% due 2027                                        108             116
   6.500% due 2029                                        189             193
   6.451% due 2030 (E)                                      6               6
   6.500% due 2031                                      1,732           1,762
   5.500% due 2032                                      5,103           4,981
   6.000% due 2032                                        223             222
   7.000% due 2032                                        281             287
   5.000% due 2033                                        628             597
   5.500% due 2033                                      7,643           7,459
   6.000% due 2033                                        335             333
   6.500% due 2033                                        640             650
   4.500% due 2034                                        206             190
   5.000% due 2034                                      3,442           3,270
   5.500% due 2034                                      5,300           5,168
   6.000% due 2034                                      1,218           1,215
   6.500% due 2034                                        238             241
   5.000% due 2035                                        935             885
   5.500% due 2035                                      1,088           1,061
   5.000% due 2036                                      4,213           3,985
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    919             915
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    749             732
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    620             582
   Series 2006-C1 Class A4
   5.519% due 03/10/44                                  1,250           1,222
Ginnie Mae I
   6.500% due 2008                                          6               6
   6.500% due 2009                                        135             137
   7.000% due 2011                                          1               1
   8.000% due 2016                                         --              --
   9.500% due 2016                                          1               1
   8.000% due 2017                                         --               1
   10.500% due 2020                                        13              13
   8.000% due 2022                                         27              28
   8.500% due 2022                                         10              10
   8.000% due 2025                                         46              51
   9.000% due 2025                                        243             261
   7.000% due 2029                                          6               6

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2030                                        537             570
   8.500% due 2030                                          6               6
   7.000% due 2031                                        433             447
   8.000% due 2031                                          2               2
   7.000% due 2032                                         17              18
   8.000% due 2032                                         16              17
   5.000% due 2035                                      4,819           4,606
   6.000% due 2035                                      6,149           6,153
   30 Year TBA (I)
   5.500%                                               6,290           6,156
   6.000%                                               2,200           2,200
Ginnie Mae II
   5.125% due 2023 (E)                                    309             310
   5.375% due 2023 (E)                                    246             246
   4.375% due 2024 (E)                                    171             171
   4.500% due 2035                                      1,027             945
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    605             585
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.293% due 11/19/35                                  1,048           1,032
   Series 2006-AR1 Class 1A1 (E)
   5.644% due 03/19/36                                  2,660           2,609
Government National Mortgage Association
   Series 2002-61 Class BA
   4.648% due 03/16/26                                      2               2
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,885           1,845
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    950             929
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    525             513
GS Mortgage Securities Corp. II
   5.470% due 01/06/08                                  3,160           3,160
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,383           1,405
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    800             763
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    420             415
GSMPS Mortgage Loan Trust
   Series 2004-4 Class 1AF
   5.723% due 06/25/34                                  1,688           1,696

                                                       Diversified Bond Fund  81

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  2,841           2,790
   Series 2005-14 Class 3A1A
   5.318% due 12/19/35                                    316             313
   Series 2005-2 Class 2A1A (E)
   5.590% due 05/19/35                                    320             321
   Series 2006-2 Class 1A
   5.448% due 02/25/36                                    848             856
   Series 2006-3 Class 1A1A (E)
   6.482% due 06/19/36                                  8,972           9,111
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.505% due 11/25/35                                  2,018           2,018
Impac CMB Trust
   Series 2004-3 Class 1A
   5.635% due 06/25/34                                    207             207
Impac Secured Assets CMN Owner Trust (E)
   Series 2005-2 Class A1
   5.401% due 03/25/36                                  2,246           2,251
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class A1
   5.549% due 10/25/35                                     63              62
   Series 2005-AR1 Class A2
   5.099% due 09/25/35                                    519             497
   Series 2005-AR2 Class 4A1
   5.455% due 11/25/35                                  1,984           1,956
   Series 2006-AR3 Class 2A1A
   6.430% due 03/25/36                                 12,119          12,280
Indymac Loan Trust
   Series 2004-L1 Class A1 (p)(E)
   5.361% due 07/25/09                                    391             394
   Series 2005-L1 Class A
   5.585% due 06/25/10                                  1,509           1,511
   Series 2005-L2 Class A1 (E)
   5.301% due 01/25/11                                  3,583           3,591
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 3A1
   5.925% due 05/25/36                                  4,312           4,326
   Series 2006-A2 Class 5A1
   6.360% due 05/25/36                                  2,451           2,474
   Series 2006-A3 Class 1A2 (E)
   5.394% due 07/25/36                                  2,400           2,399
   Series 2006-A4 Class A4 (E)
   5.464% due 08/25/36                                  1,705           1,713
   Series 2006-S1 Class 1A19
   6.500% due 03/25/36                                     18              18
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                  1,250           1,199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    860             827
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,407           1,383
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  3,515           3,475
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              76
   Series 2005-FL1 Class A1
   5.191% due 02/15/19                                  1,558           1,558
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  4,505           4,458
   4.116% due 03/15/46                                    683             669
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    915             881
   5.208% due 12/15/44                                  3,925           3,847
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    860             831
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    900             850
   5.179% due 12/15/44                                  1,855           1,799
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                  1,875           1,864
   Series 2006-CB1 Class A4
   5.814% due 06/12/43                                    985             991
   5.481% due 12/12/44                                    630             619
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    500             495
   Series 2006-FL1 Class A1A (p)(E)
   5.459% due 02/15/20                                  3,576           3,576
   Series 2006-LDP Class A2
   5.862% due 04/15/45                                  2,685           2,729
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                  3,800           3,867
JP Morgan Mortgage Trust
   Series 2005-A1 Class 1A1
   5.237% due 02/25/35                                      1               1
   Series 2005-A2 Class 3A1
   4.908% due 04/25/35                                  1,584           1,563
   Series 2005-A3 Class 2A1
   5.173% due 06/25/35                                     19              18
   Series 2005-A3 Class 6A1
   4.909% due 06/25/35                                  2,467           2,423
   Series 2005-A4 Class 1A1
   5.408% due 07/25/35                                  1,022             998
   Series 2005-A6 Class 2A2
   4.979% due 08/25/35                                  1,627           1,605

 82  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-A2 Class 1A1
   5.473% due 04/25/36                                  2,567           2,548
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    194             196
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    726             700
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,815           1,728
   Series 2004-C4 Class A3
   4.984% due 06/15/29                                  1,455           1,436
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    480             449
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    600             571
   Series 2006-C4 Class A4
   5.900% due 06/15/38                                    430             438
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,605           1,599
Lehman XS Trust (E)
   Series 2005-5N Class 1A1
   5.381% due 11/25/35                                  1,798           1,803
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,480           1,438
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.851% due 01/25/36                                  1,272           1,248
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.658% due 06/25/33                                    486             481
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    690             676
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.885% due 12/25/33                                  1,087           1,093
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,841           1,800
Mastr Reperforming Loan Trust (A)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    862             858
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    925             900
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,674           1,658
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  2,580           2,547
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,255           1,230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    825             797
   Series 2006-C1 Class A4
   5.844% due 05/12/39                                    900             902
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.930% due 04/25/29                                    266             266
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,263           1,219
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,575           1,547
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                  1,150           1,109
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    720             685
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    985             963
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    761             741
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    285             268
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                  1,120           1,102
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    539             545
Morgan Stanley Mortgage Loan Trust
   6.231% due 08/25/36                                    905             905
   Series 2006-3AR Class 2A3
   5.914% due 03/25/36                                    851             853
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,345           1,359
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                      9               9
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    980             995
Novastar NIM Trust
   Series 2005-N1
   4.777% due 10/26/35                                    126             125
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.785% due 02/25/34                                    111             111
   Series 2004-CL1 Class 2A2
   5.785% due 02/25/19                                     27              27

                                                       Diversified Bond Fund  83

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.985% due 04/25/34                                    201             202
   Series 2004-QS8 Class A4 (E)
   5.785% due 06/25/34                                    987             992
   Series 2005-QA1 Class A41
   5.728% due 09/25/35                                  1,206           1,201
   Series 2005-QA8 Class NB3
   5.502% due 07/25/35                                    658             655
   Series 2005-QO3 Class A1 (E)
   5.481% due 10/25/45                                  2,148           2,154
   Series 2006-QA1 Class A21
   6.005% due 01/25/36                                  3,852           3,865
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                  1,810           1,815
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.675% due 06/25/33                                    304             304
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.835% due 02/25/34                                  1,133           1,137
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   5.785% due 07/25/18                                    586             588
   Series 2003-S5 Class 1A2
   5.835% due 11/25/18                                    568             571
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 04/20/34                                  1,594           1,594
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    433             451
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  1,605           1,677
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  2,847           2,688
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   5.401% due 10/25/35                                  1,686           1,694
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,515           1,488
Thornburg Mortgage Securities Trust (E)
   Series 2005-3 Class A3
   5.580% due 10/25/35                                  2,237           2,240
   Series 2006-2 Class A1B
   5.435% due 04/25/36                                  1,886           1,883

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                  1,585           1,531
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,510           1,461
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  3,233           3,174
   Series 2005-C22 Class A3
   5.286% due 12/15/44                                  2,685           2,640
Wamu Alternative Mortgage Pass-Through
   Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                    375             357
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.935% due 10/25/33                                  1,005           1,009
   Series 2004-AR1 Class A1B1
   5.603% due 11/25/34                                    403             404
   Series 2005-AR1 Class 1A1
   4.841% due 10/25/35                                    990             974
   Series 2005-AR1 Class 3A1 (E)
   5.501% due 08/25/35                                      1               1
   Series 2005-AR1 Class A1A1 (E)
   5.675% due 10/25/45                                  2,265           2,279
   Series 2005-AR1 Class A1A2 (E)
   5.361% due 11/25/45                                  2,230           2,238
   5.610% due 12/25/45                                  2,697           2,706
   5.613% due 12/25/45                                  1,378           1,384
   Series 2005-AR1 Class A1C1 (E)
   5.575% due 12/26/45                                    930             931
   Series 2005-AR6 Class B3
   6.045% due 04/25/45                                    589             589
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                  1,303           1,289
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,047           1,029
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.480% due 08/25/36                                  2,621           2,621
                                                                 ------------
                                                                      988,578
                                                                 ------------

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    700             752

 84  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                    505             507
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand
   4.750% due 06/15/38                                  1,700           1,701
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    400             400
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.500% due 06/01/26                                  1,500           1,540
                                                                 ------------
                                                                        4,900
                                                                 ------------

Non-US Bonds - 0.1%
Bundesrepublik Deutschland
   Series 04
   3.750% due 01/04/15                             EUR    920           1,165
Poland Government Bond
   Series DS0509
   6.000% due 05/24/09                             PLN  2,840             939
Quebec Residual
   Principal Only STRIP
   Zero coupon due 12/01/36                        CAD  1,200             235
                                                                 ------------
                                                                        2,339
                                                                 ------------

United States Government Agencies - 4.6%
Fannie Mae
   6.625% due 10/15/07                                  2,430           2,465
   2.500% due 06/15/08 (N)                              6,075           5,779
   5.250% due 06/15/08 (N)                              1,750           1,749
   4.875% due 04/15/09 (N)                             13,640          13,521
   7.250% due 01/15/10 (N)                              3,065           3,258
   3.875% due 02/15/10                                  1,630           1,559
   4.750% due 04/19/10                                  3,845           3,765
   4.125% due 05/15/10                                    625             601
   7.125% due 06/15/10 (N)                              1,000           1,064
   4.250% due 08/15/10 (N)                              8,090           7,793
   Zero coupon due 07/05/14                             2,570           1,700
   5.250% due 03/24/15                                    730             709
   5.375% due 07/15/16 (N)                              1,005           1,003
   5.000% due 04/26/17                                  1,755           1,655
   Zero coupon due 06/01/17                             2,180           1,222
   6.625% due 11/15/30 (N)                                540             619
   6.210% due 08/06/38                                    240             263
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    552             558
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    545             562
Federal Home Loan Bank System
   4.625% due 02/08/08 (N)                                305             302

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.375% due 07/17/09 (N)                              9,145           9,190
   5.375% due 08/19/11 (N)                              1,250           1,255
   5.375% due 05/15/19                                    500             495
   5.125% due 08/15/19                                    420             406
   5.500% due 07/15/36 (N)                                840             838
   Series VB15
   5.000% due 12/21/15                                  1,920           1,866
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               185             110
   Zero coupon due 06/06/16                               545             323
   Zero coupon due 12/27/16                               645             371
   Zero coupon due 10/06/17                             1,055             583
   Zero coupon due 11/30/17                             1,565             856
   Zero coupon due 02/08/18                               155              84
   Zero coupon due 04/06/18                               785             421
   Zero coupon due 05/11/18                                90              48
   Zero coupon due 08/03/18                             1,455             765
   Zero coupon due 11/02/18                             1,105             573
   Zero coupon due 12/06/18                               765             394
   Zero coupon due 12/27/18                             1,620             832
   Zero coupon due 04/05/19                               875             442
   Zero coupon due 09/26/19                             1,340             659
Freddie Mac
   6.625% due 09/15/09                                  1,000           1,040
   4.000% due 12/15/09                                  4,515           4,345
   4.500% due 11/15/11                                  1,095           1,056
   5.750% due 01/15/12 (N)                              3,195           3,264
   5.125% due 07/15/12 (N)                              3,810           3,776
   4.875% due 11/15/13                                    850             826
   5.050% due 01/26/15                                  1,485           1,446
   5.250% due 04/18/16                                  1,690           1,670
   5.625% due 11/23/35                                    720             665
Tennessee Valley Authority
   6.150% due 01/15/38                                  2,145           2,352
                                                                 ------------
                                                                       91,098
                                                                 ------------

United States Government Treasuries - 15.3%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/12 (N)                              2,628           2,763
   2.000% due 07/15/14                                  7,975           7,741
   1.625% due 01/15/15                                    159             150
   1.875% due 07/15/15                                  3,768           3,607
   2.375% due 01/15/25                                  6,069           6,020

                                                       Diversified Bond Fund  85

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.000% due 01/15/26 (N)                              4,060           3,793
   3.625% due 04/15/28                                    626             758
   3.875% due 04/15/29                                     --              --
United States Treasury Notes
   3.250% due 08/15/07                                    995             977
   4.375% due 12/31/07 (N)                                 55              54
   3.000% due 02/15/08                                    130             126
   3.375% due 02/15/08                                  1,910           1,863
   3.750% due 05/15/08                                    770             754
   3.125% due 09/15/08                                  8,925           8,599
   4.375% due 11/15/08 (N)                             17,080          16,866
   3.250% due 01/15/09                                  8,810           8,468
   3.875% due 05/15/09 (N)                                580             564
   4.875% due 05/15/09 (N)                                235             235
   4.000% due 06/15/09                                  3,860           3,741
   3.625% due 01/15/10                                 12,010          11,519
   4.000% due 03/15/10                                 18,665          18,104
   4.000% due 04/15/10                                    230             223
   3.625% due 06/15/10                                  1,110           1,061
   4.125% due 08/15/10 (N)                              1,560           1,516
   3.875% due 09/15/10 (N)                              3,485           3,351
   4.250% due 10/15/10 (N)                                430             419
   4.500% due 11/15/10 (N)                              1,880           1,851
   4.375% due 12/15/10 (N)                             21,155          20,715
   4.500% due 02/28/11 (N)                                910             895
   4.750% due 03/31/11 (N)                              3,485           3,432
   4.875% due 04/30/11 (N)                             13,155          13,129
   4.875% due 02/15/12                                    525             524
   4.375% due 08/15/12 (N)                             10,380          10,091
   4.000% due 11/15/12                                 10,785          10,252
   4.250% due 08/15/13                                  6,445           6,184
   12.000% due 08/15/13                                   315             358
   4.250% due 11/15/13                                  4,855           4,649
   4.750% due 05/15/14                                  5,975           5,896
   13.250% due 05/15/14                                   510             620
   12.500% due 08/15/14                                   760             921
   4.250% due 11/15/14                                  1,250           1,190
   4.125% due 05/15/15                                  8,890           8,363
   4.250% due 08/15/15 (N)                             10,405           9,791
   4.500% due 11/15/15 (N)                                560             540
   9.250% due 02/15/16                                  2,365           3,119
   8.750% due 05/15/17                                  1,765           2,302
   8.125% due 08/15/19                                  7,055           9,041
   8.125% due 08/15/21                                 12,615          16,480
   7.125% due 02/15/23                                 11,825          14,354
   6.250% due 08/15/23                                    530             593
   6.875% due 08/15/25                                  2,455           2,956
   6.000% due 02/15/26                                  9,915          10,915
   5.250% due 02/15/29 (N)                              1,000           1,013
   6.125% due 08/15/29                                 21,970          24,824
   5.375% due 02/15/31                                  7,330           7,579
   4.500% due 02/15/36 (N)                              4,595           4,194

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Principal
   Principal Only STRIP
   Zero Coupon due 11/15/21                             3,640           1,651
                                                                 ------------
                                                                      301,694
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,911,105)                                                   1,890,718
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp. Series B                          23,425             460
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (E)(f)(A)                                103           1,090
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,511)                                                           1,550
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Aug 2006 94.50 Call (49)                            11,576               7
   Sep 2006 94.75 Call (13)                             3,079              --
   Sep 2006 95.00 Call (20)                             4,750              --
   Sep 2006 92.75 Put (430)                            99,706               3
   Sep 2006 94.00 Put (100)                            23,500               1
   Dec 2006 91.75 Put (92)                             21,103               1
   Dec 2006 92.00 Put (191)                            43,930               1
   Dec 2006 92.25 Put (192)                            44,280               1
   Dec 2006 92.50 Put (222)                            51,338               2
   Dec 2006 93.38 Put (42)                              9,804              --
   Jun 2007 91.25 Put (185)                            42,203               1
   Sep 2007 90.50 Put (200)                            45,250               1
   Sep 2007 90.75 Put (166)                            37,661               1
   Sep 2007 91.00 Put (30)                              6,825              --
US Treasury Notes
   10 Year Futures
   Aug 2006 105.00 Put (38)                             3,990               5
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $53)                                                                 24
                                                                 ------------


 86  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.7%
American General Finance Corp.
   Series MTNG
   5.489% due 03/23/07                                    100             100
ASB Bank Ltd.
   5.250% due 09/14/06 (c)(z)                           3,100           3,080
AT&T, Inc. (p)
   4.389% due 06/05/07                                  1,100           1,087
Bank of America Corp. (z)
   5.375% due 10/27/06                                  7,800           7,693
Bank of Ireland Governor & Co. (c)(z)
   5.100% due 08/23/06                                  9,900           9,869
Barclays US Funding Corp. (c)(z)
   5.055% due 08/15/06                                  9,900           9,881
   5.055% due 08/16/06                                  1,000             998
BNP Paribas Financial, Inc. (c)(z)
   5.000% due 08/28/06                                  7,900           7,870
Calyon (c)(z)
   5.335% due 09/01/06                                 10,500          10,452
Canada Government (c)(z)
   4.780% due 09/20/06                                    340             338
CIT Group, Inc.
   5.370% due 02/15/07                                  2,000           2,002
Countrywide Home Loans, Inc.
   Series MTNJ (c)
   5.500% due 08/01/06                                  1,600           1,600
   Series MTNK
   5.500% due 02/01/07                                    110             110
Danske Corp.
   5.080% due 08/24/06 (z)                             10,500          10,356
Dexia Delaware LLC
   5.080% due 08/07/06 (z)                              7,400           7,299
   5.260% due 08/07/06 (z)                              4,200           4,142
DNB Nor Bank ASA (c)(z)
   4.990% due 08/18/06                                  1,000             998
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     60              60
Dutch Treasury Certificate
   Zero Coupon due 10/31/06                        EUR    600             761
Fannie Mae
   5.312% due 09/22/06                                  1,200           1,200
   7.000% due 04/01/07                                      2               2
   3.375% due 05/15/07                                  4,375           4,306
   Series 1
   3.550% due 01/12/07                                  5,625           5,577
Fannie Mae Discount Note (c)(z)(sec.)
   Zero Coupon due 09/25/06                               500             496
Federal National Mortgage Association Discount
   Note (c)(z)(N)
   4.960% due 08/21/06                                    600             598

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   6.374% due 03/21/07                                  1,800           1,796
France Treasury Bill BTF
   Zero coupon due 08/03/06                        EUR  1,130           1,443
   Zero coupon due 12/21/06                        EUR  2,400           3,028
General Electric Capital Corp.
   5.060% due 08/16/06 (c)(z)                           8,600           8,582
   4.960% due 03/09/07                                  2,200           2,202
German Treasury Bills
   Series 0306
   Zero Coupon due 09/13/06                        EUR  1,700           2,164
Ginnie Mae I
   8.000% due 07/15/07                                     --              --
Goldman Sachs Group, Inc.
   Series MTNB
   5.386% due 08/01/06 (c)                              3,000           3,000
   5.599% due 03/30/07                                  2,000           2,002
HBOS Treasury Services PLC (z)
   5.370% due 10/26/06                                  2,600           2,564
   5.365% due 11/01/06                                  7,500           7,392
HSBC Finance Corp.
   5.316% due 02/09/07                                  2,000           2,002
Merrill Lynch & Co., Inc.
   5.660% due 10/27/06                                  2,000           2,001
Metropolitan Life Global Funding I
   4.987% due 03/16/07                                  2,000           2,001
Morgan Stanley
   5.185% due 01/12/07                                  2,000           2,001
Russell Investment Company
   Money Market Fund                              153,809,032         153,809
Skandinaviska Enskilda Banken
   5.360% due 10/27/06 (z)                             10,500          10,356
Societe Generale NA (z)
   5.245% due 08/08/06 (c)                              7,800           7,792
   5.055% due 08/15/06 (c)                              3,000           2,990
   5.370% due 10/10/06                                    700             693
Spintab Swedish Mortgage (c)(z)
   5.120% due 08/01/06                                 10,400          10,395
Sprint Capital Corp.
   6.000% due 01/15/07                                  1,225           1,227
Total SA (c)(z)
   5.290% due 08/01/06                                  5,600           5,600
UBS Financial Del LLC
   5.225% due 08/08/06 (c)(z)                           8,600           8,591
   5.000% due 08/22/06 (c)(z)                           2,200           2,194
   5.375% due 10/11/06 (z)                                700             693
United States Treasury Bills (c)(z)(sec.)
   4.745% due 08/31/06                                     50              50
   4.759% due 08/31/06                                    100             100
   4.822% due 08/31/06                                     60              60
   4.838% due 08/31/06                                  1,560           1,554

                                                       Diversified Bond Fund  87

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.843% due 08/31/06                                     50              50
   4.835% due 09/14/06                                     20              20
   4.843% due 09/14/06                                    250             249
   4.885% due 09/14/06                                    500             497
   4.893% due 09/14/06                                    100              99
   4.916% due 09/14/06                                    100              99
   4.929% due 09/14/06                                     20              20
   4.932% due 09/14/06                                    885             880
   4.935% due 09/14/06                                    130             129
United States Treasury Notes
   2.500% due 10/31/06                                  9,780           9,717
   2.875% due 11/30/06                                 13,210          13,111
   3.000% due 12/31/06                                  5,760           5,708
   3.750% due 03/31/07                                    600             594
   3.125% due 05/15/07                                  1,805           1,777
   4.375% due 05/15/07                                  4,185           4,160
   6.625% due 05/15/07                                  1,920           1,941
Westpac Banking Corp. (c)(z)
   5.120% due 09/01/06                                 10,000           9,956
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $388,409)                                                       388,164
                                                                 ------------

OTHER SECURITIES - 22.2%
Russell Investment Company
  Money Market Fund (X)                           127,642,982         127,643
State Street Securities
   Lending Quality Trust (X)                      310,138,635         310,139
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $437,782)                                                       437,782
                                                                 ------------

TOTAL INVESTMENTS - 137.7%
(identified cost $2,738,860)                                        2,718,238

OTHER ASSETS AND LIABILITIES,
NET - (37.7%)                                                        (744,798)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,973,440
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 88  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 09/06 (211)                             49,859               (205)
   expiration date 12/06 (955)                            225,738               (550)
   expiration date 03/07 (613)                            145,036               (525)
   expiration date 06/07 (359)                             85,038               (316)
   expiration date 09/07 (433)                            102,643               (221)
   expiration date 12/07 (219)                             51,925                 (9)
   expiration date 03/08 (60)                              14,226                 11

Germany, Federal Republic
   5 Year Bonds
   expiration date 09/06 (14)                               1,965                  6

Germany, Federal Republic
   10 Year Bonds
   expiration date 09/06 (9)                                1,343                  3

United States Treasury Bonds
   expiration date 09/06 (111)                             12,019                154

United States Treasury
   2 Year Notes
   expiration date 09/06 (245)                             49,850                112

United States Treasury
   5 Year Notes
   expiration date 09/06 (966)                            100,675                521

United States Treasury
   10 Year Notes
   expiration date 09/06 (415)                             44,003                309

Short Positions
Eurodollar Futures (CME)
   expiration date 03/08 (64)                              15,174                (30)

United States Treasury Bonds
   expiration date 09/06 (141)                             15,268               (213)

United States Treasury
   10 Year Notes
   expiration date 09/06 (120)                             12,724                (93)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,046)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 94.50 Call (49)                                11,576                 (9)
   Sep 2006 95.25 Call (20)                                 4,763                 --
   Sep 2006 95.50 Call (13)                                 3,104                 --
   Mar 2007 94.75 Call (43)                                10,186                (17)
   Sep 2006 95.00 Put (25)                                  5,938                (30)
   Dec 2006 95.00 Put (38)                                  9,025                (44)
   Dec 2006 95.25 Put (346)                                82,391               (607)
   Dec 2006 95.50 Put (26)                                  6,208                (62)
   Mar 2007 94.75 Put (12)                                  2,843                 (8)
   Mar 2007 95.25 Put (14)                                  3,334                (22)

United States Treasury Bonds\
   Nov 2006 111.00 Call (19)                                2,109                (12)
   Nov 2006 104.00 Put (23)                                 2,392                 (7)

United States Treasury Notes\ 10 Year Futures
   Aug 2006 105.00 Call (28)                                2,940                (31)
   Aug 2006 106.00 Call (37)                                3,922                (17)
   Aug 2006 107.00 Call (14)                                1,498                 (2)
   Aug 2006 108.00 Call (129)                              13,932                 (4)
   Nov 2006 105.00 Call (28)                                2,940                (44)
   Nov 2006 106.00 Call (21)                                2,226                (20)
   Nov 2006 107.00 Call (28)                                2,996                (16)
   Aug 2006 103.00 Put (166)                               17,098                 (2)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $574)                                                     (954)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  89

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,059   AUD            1,401    08/08/06                 15
USD             516   CAD              589    09/07/06                  5
USD             363   CNY            2,809    03/19/07                 (3)
USD           4,722   EUR            3,714    08/31/06                 33
USD             687   EUR              540    09/22/06                  5
USD             742   EUR              590    09/22/06                 14
USD           1,929   GBP            1,038    09/07/06                 11
USD             256   JPY           28,877    08/15/06                 (3)
USD             269   JPY           30,522    08/15/06                 (2)
USD             269   JPY           30,511    08/15/06                 (2)
USD             523   JPY           57,383    08/15/06                (22)
USD           7,185   JPY          787,407    08/15/06               (301)
USD             722   JPY           79,490    09/20/06                (23)
USD             731   JPY           81,060    09/20/06                (19)
USD             770   JPY           87,000    09/20/06                 (5)
USD           1,293   JPY          143,730    09/20/06                (30)
USD           1,392   JPY          160,120    09/20/06                 15
USD           1,401   JPY          156,080    09/20/06                (29)
USD           1,403   JPY          158,650    09/20/06                (10)
USD           2,716   JPY          302,930    09/20/06                (54)
USD             978   PLN            3,025    08/08/06                  2
USD              66   SGD              103    08/24/06                 --
USD              67   SGD              105    08/24/06                 (1)
USD              65   TWD            2,041    08/24/06                 (3)
USD              67   TWD            2,099    08/24/06                 (3)
AUD           1,401   USD            1,041    08/08/06                (32)
AUD           1,401   USD            1,057    11/07/06                (15)
EUR             328   USD              414    08/31/06                 (6)
EUR             483   USD              614    08/31/06                 (5)
EUR             570   USD              722    09/22/06                 (8)
EUR           6,481   USD            8,222    09/29/06                (89)
EUR             920   USD            1,170    11/07/06                (13)
JPY          82,640   USD              731    09/20/06                  4
JPY         160,120   USD            1,427    09/20/06                 20
JPY         161,120   USD            1,482    09/20/06                 67
JPY         302,380   USD            2,648    09/20/06                 (9)
PLN           3,025   USD              975    08/08/06                 (5)
PLN           3,025   USD              981    11/07/06                 (2)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (503)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 90  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER                NOTIONAL                                                   TERMINATION           VALUE
         PARTY                  AMOUNT          FUND RECEIVES         FUND PAYS               DATE                $
-----------------------  --------------------   --------------   --------------------   ----------------   ----------------
Bank of America          USD            1,100   5.000%           Three Month LIBOR          12/20/36                   (101)
Barclays                 GBP            7,700   5.000%           Six Month LIBOR            06/15/07                      8
Barclays                 USD            8,300   5.000%           Three Month LIBOR          06/20/08                    (54)
                                                                 Consumer Price Index
BNP Paribas              EUR            1,300   2.090%           (France)                   10/15/10                     (2)
Deutsche Bank            USD            1,000   5.000%           Three Month LIBOR          12/20/36                    (92)
Goldman Sachs            USD              700   5.000%           Three Month LIBOR          12/20/16                     --
Lehman Brothers          USD              500   5.000%           Three Month LIBOR          12/15/35                    (27)
Lehman Brothers          GBP            4,200   4.500%           Six Month LIBOR            09/20/09                    (89)
Lehman Brothers          USD            5,400   5.000%           Three Month LIBOR          12/20/11                    (97)
Merrill Lynch            GBP              200   4.000%           Six Month LIBOR            12/15/35                      5
Merrill Lynch            GBP           10,500   4.500%           Six Month LIBOR            09/20/09                   (221)
                                                                                                           ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) -
   ($386)                                                                                                              (670)
                                                                                                           ================

CREDIT DEFAULT SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                             NOTIONAL                                                  MARKET
          REFERENCE                     COUNTER               AMOUNT          FUND RECEIVES        TERMINATION         VALUE
           ENTITY                        PARTY                  $               FIXED RATE             DATE              $
-----------------------------   -----------------------   --------------   --------------------   --------------   --------------
Russia Government
International Bond              HSBC                                 100   0.390%                    09/20/06                  --
Russia Government
   International Bond           JP Morgan                            200   0.460%                    06/20/07                  --
                                                                                                                   --------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($0)                                       --
                                                                                                                   ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  91

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 84.4%
Asset-Backed Securities - 6.0%
AAA Trust (E)(p)
   Series 2005-2 Class A1
   5.485% due 11/26/35                                     69              69
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                     10              10
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.685% due 07/25/34                                    420             422
ACE Securities Corp. (E)
   Series 2004-IN1 Class A1
   5.705% due 05/25/34                                  1,095           1,099
   Series 2005-SD3 Class A
   5.625% due 08/25/45                                  2,652           2,655
   Series 2006-HE2 Class A2A
   5.445% due 05/25/36                                  2,622           2,622
Aegis Asset Backed Securities Trust (E)
   Series 2005-4 Class 1A1
   5.495% due 10/25/35                                  1,537           1,537
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     39              38
American Airlines, Inc.
   6.817% due 05/23/11                                    530             519
   7.377% due 05/23/19                                    539             485
   6.977% due 05/23/21                                    211             203
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   5.479% due 09/15/09                                  1,600           1,601
   Series 2002-2 Class A
   5.479% due 11/16/09                                  2,175           2,177
   Series 2002-3 Class A
   5.479% due 12/15/09                                  3,500           3,503
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.885% due 02/25/33                                    450             453
   Series 2004-R10 Class A5
   5.775% due 11/25/34                                    559             560
   Series 2004-R8 Class A5
   5.693% due 09/25/34                                  3,001           3,008
   Series 2005-R4 Class A2B
   5.463% due 07/25/35                                    298             298
   Series 2006-R1 Class A2C
   5.575% due 08/01/16                                    820             821
Asset Backed Funding Certificates (E)
   Series 2005-WF1 Class A2A
   5.403% due 01/25/35                                      4               4

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BA Credit Card Trust (E)
   Series 2002-A10 Class A10
   5.509% due 02/16/10                                  2,175           2,178
BA Master Credit Card Trust
   Series 2000-D Class A (E)
   5.569% due 09/15/09                                  2,925           2,929
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             653
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                  1,090           1,079
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.585% due 09/25/34                                    636             636
   Series 2005-AQ1 Class 2A1
   5.605% due 03/25/35                                  1,364           1,364
   Series 2005-HE8 Class A1
   5.443% due 08/25/35                                    625             625
Capital Auto Receivables Asset Trust
   Series 2003-3 Class A3B (E)
   5.449% due 01/15/08                                    753             753
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    900             893
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.465% due 06/25/35                                    122             122
   Series 2005-NC4 Class A1
   5.535% due 09/25/35                                    815             815
Cendant Timeshare Receivables Funding LLC (p)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                    182             176
Chancellor (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    183             176
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             916
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     11              11
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    113             111
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-NC1 Class A2A
   5.420% due 08/25/36                                  2,552           2,552

 92  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Conseco Finance (E)
   Series 2000-C Class A
   5.739% due 12/15/29                                    309             309
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    103             103
   Series 2004-BC1 Class M1 (E)
   5.885% due 02/25/34                                    545             548
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    745             733
   Series 2005-12 Class 2A2
   4.898% due 02/25/36                                  1,420           1,404
   Series 2005-16 Class 2AF1 (E)
   5.535% due 05/25/36                                  2,290           2,291
   Series 2005-3 Class AF1A (E)
   5.505% due 08/25/35                                     56              56
   Series 2005-AB3 Class 2A1 (E)
   5.443% due 02/25/36                                  1,408           1,408
   Series 2006-11 Class 1AF3
   6.050% due 09/25/46                                    870             875
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                  1,250           1,261
   Series 2006-13 Class 1AF3
   5.944% due 05/25/33                                    905             905
   Series 2006-3 Class 2A2 (E)
   5.565% due 02/25/36                                  1,790           1,793
   Series 2006-S3 Class A2
   6.085% due 06/25/21                                  1,380           1,389
Credit-Based Asset Servicing and Securitization
   Series 2005-CB1 Class AF2
   4.090% due 12/25/35                                  1,331           1,322
   Series 2005-CB4 Class AV1 (E)
   5.485% due 08/25/35                                    812             813
   Series 2005-CB5 Class AV1 (E)
   5.495% due 08/25/35                                    859             859
   Series 2005-CB8 Class AF1B
   5.451% due 12/25/35                                    832             827
   Series 2006-CB5 Class A1 (E)
   5.410% due 06/25/36                                  2,625           2,625
Dunkin Securitization (p)
   Series 2006-1 Class A2
   5.779% due 06/20/31                                  1,045           1,046
Entergy Gulf States, Inc. (E)
   5.631% due 12/01/09                                    335             332
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.445% due 04/25/35                                     51              51
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                  1,502           1,486

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   5.484% due 07/25/35                                    928             928
   Series 2006-FF1 Class A2
   1.000% due 07/25/36                                  2,245           2,245
   Series 2006-FF2 Class A2
   5.151% due 02/25/36                                  2,021           2,021
Fremont Home Loan Trust (E)
   Series 2005-E Class 2A1
   5.475% due 01/25/36                                    763             763
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   5.419% due 06/15/10                                  1,500           1,501
   Series 2004-2 Class A
   5.409% due 09/15/10                                  1,950           1,951
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.347% due 07/20/09                                  1,900           1,901
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                  1,570           1,548
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.981% due 03/25/36                                  1,722           1,712
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.655% due 12/25/35                                  1,890           1,892
GSAMP Trust
   Series 2003-HE2 Class M1 (E)
   6.035% due 08/25/33                                    975             980
   Series 2004-NC1 Class A3 (E)
   5.775% due 03/25/34                                    396             396
   Series 2005-HE4 Class A2A (E)
   5.443% due 08/25/35                                    926             927
   Series 2005-S2 Class A (E)
   5.555% due 11/25/34                                    184             184
   Series 2006-HE4 Class A2A (E)
   5.411% due 06/25/36                                  2,625           2,625
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                  1,495           1,492
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    208             207
Heritage Property Investment Trust
   5.125% due 04/15/14                                  1,000             952
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.085% due 12/25/33                                  1,425           1,435

                                                     Multistrategy Bond Fund  93

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class 2A2
   5.585% due 07/25/35                                    980             981
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.561% due 06/28/36                                  2,968           2,969
Irwin Home Equity Loan Trust (E)
   Series 2005-1 Class 2A1
   5.525% due 06/25/35                                  1,360           1,360
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                  1,026           1,021
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.665% due 10/25/34                                    622             624
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   7.035% due 08/25/33                                    612             614
   Series 2005-OPT Class A3
   5.049% due 03/25/35                                    146             146
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   5.395% due 04/25/08                                  1,304           1,304
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                    318             316
   Series 2005-SL1 Class A (E)
   5.585% due 06/25/35                                    287             287
   Series 2006-AR1 Class A2C (E)
   5.545% due 03/25/37                                  1,580           1,580
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    156             147
   Series 2004-1 Class A
   6.005% due 08/15/37                                    207             208
   Series 2005-1 Class A
   5.745% due 01/15/40                                    207             202
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.485% due 09/25/33                                  1,115           1,124
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.915% due 02/25/35                                  1,205           1,212
Novastar Home Equity Loan (E)
   Series 2005-1 Class A2A
   5.505% due 06/25/35                                    139             139
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 06/21/14                                    716             731
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.085% due 04/25/33                                  1,061           1,066

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-3 Class M3
   7.385% due 06/25/33                                    775             779
   Series 2003-4 Class M2
   7.035% due 07/25/33                                    730             737
   Series 2005-4 Class A3
   5.645% due 11/25/35                                  1,605           1,609
Ownit Mortgage Loan Asset Backed Certificates
   Series 2005-2 Class A2A (E)
   5.495% due 03/25/36                                    115             115
   Series 2006-2 Class A2B
   5.633% due 01/25/37                                    470             468
Park Place Securities, Inc. (E)
   Series 2005-WCW Class M1
   5.835% due 09/25/35                                  1,195           1,201
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    445             440
   Series 2005-6 Class A3
   5.680% due 01/25/36                                  1,290           1,280
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    625             627
Quest Trust (E)(p)
   Series 2005-X2 Class A1
   5.465% due 12/25/35                                    400             400
RAAC Series (E)
   Series 2006-SP1 Class A1
   5.485% due 09/25/45                                  1,415           1,416
Renaissance Home Equity Loan Trust
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    386             384
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                  1,385           1,366
   Series 2005-4 Class A2
   5.399% due 02/25/36                                    575             571
   Series 2005-4 Class A3
   5.565% due 02/25/36                                    360             358
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                  1,020           1,011
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                  1,160           1,163
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    158             157
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    446             441

 94  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-RS1 Class AII1 (E)
   5.495% due 01/25/35                                     69              69
   Series 2006-RZ3 Class A1 (E)
   5.460% due 08/25/36                                  2,475           2,475
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.615% due 09/25/31                                    277             278
   Series 2003-KS1 Class M2 (E)
   7.135% due 01/25/33                                    352             353
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                  2,540           2,468
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    452             450
Saxon Asset Securities Trust (E)
   Series 2005-2 Class A2A
   5.171% due 10/25/35                                    374             374
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2006-WM1 Class A2A
   5.455% due 12/25/35                                  1,260           1,261
Sharps SP I, LLC
   7.000% due 01/25/34                                     69              69
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     88              93
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  1,504           1,565
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   5.181% due 12/25/35                                    272             272
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.865% due 10/25/33                                    117             117
   Series 2005-2 Class A2
   5.505% due 03/25/35                                     39              39
   Series 2005-3 Class M2
   5.852% due 04/25/35                                    675             678
   Series 2005-5 Class A6
   5.171% due 06/25/35                                     73              73
   Series 2005-HE1 Class A1
   5.485% due 07/25/35                                    934             934
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    507             456
   Series 2004-16X Class A2
   4.910% due 08/25/34                                    758             753
   Series 2004-19X Class A2
   4.370% due 10/25/34                                  2,125           2,099
   Series 2005-GEL Class A (E)
   5.309% due 12/25/34                                  1,306           1,308

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-S2 Class A2 (E)
   5.585% due 06/25/35                                  2,350           2,351
   Series 2005-WMC Class A1 (E)
   5.465% due 01/25/35                                     50              50
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    471             463
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    318             313
Terra LNR (E)(p)
   Series 2006-1A Class A1
   5.211% due 06/15/17                                  1,199           1,199
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   5.775% due 11/25/35                                     54              54
   Series 2005-12A Class AF1
   5.565% due 07/25/36                                  1,411           1,412
   Series 2005-8HE Class A1 (p)
   5.079% due 07/25/35                                    448             448
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    300             291
Wamu Alternative Mortgage Pass-Through
   Certificates (E)
   Series 2006-AR6 Class 1A
   5.588% due 08/25/46                                  2,175           2,175
World Financial Properties (p)
   6.910% due 09/01/13                                    626             650
   6.950% due 09/01/13                                    185             192
                                                                 ------------
                                                                      142,505
                                                                 ------------

Corporate Bonds and Notes - 15.8%
Abbott Laboratories
   5.600% due 05/15/11                                    950             953
   5.875% due 05/15/16                                    575             578
Abitibi-Consolidated Finance, LP (N)
   7.875% due 08/01/09                                    920             888
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                  1,230           1,268
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    600             636
Allied World Assurance Co. Holdings
   7.500% due 08/01/16                                    255             257
Altria Group, Inc.
   7.750% due 01/15/27                                    625             726
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                    800             802

                                                     Multistrategy Bond Fund  95

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100              99
American Express Co.
   6.800% due 09/01/66                                    600             606
American Express Credit Corp. (E)
   5.406% due 03/02/09                                  1,800           1,800
American General Finance Corp.
   4.875% due 05/15/10 (N)                              1,300           1,264
   Series MTNH
   4.625% due 09/01/10                                     45              43
   Series MTNI
   4.625% due 05/15/09                                    220             215
American International Group, Inc. (p)
   4.700% due 10/01/10                                  1,220           1,184
   5.050% due 10/01/15 (N)                              1,335           1,264
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,445           1,559
Americo Life, Inc. (p)
   7.875% due 05/01/13                                    225             222
Ameriprise Financial, Inc.
   7.518% due 06/01/66                                  2,350           2,417
AmerisourceBergen Corp.
   Series WI
   5.625% due 09/15/12                                  1,305           1,247
AmerUs Group Co.
   5.950% due 08/15/15                                    850             847
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                  1,400           1,338
Arizona Public Service Co.
   5.800% due 06/30/14                                    550             537
AT&T Corp.
   7.300% due 11/15/11                                    885             947
   8.000% due 11/15/31                                  1,360           1,587
AT&T, Inc.
   5.263% due 05/15/08 (E)                              3,300           3,301
   5.380% due 11/14/08 (E)                              3,400           3,408
   5.100% due 09/15/14                                    325             305
Avista Capital Trust III
   6.500% due 04/01/34                                    851             837
Avista Corp.
   9.750% due 06/01/08                                    610             646
AXA Financial, Inc.
   6.500% due 04/01/08                                    325             329
BAC Capital Trust XI
   6.625% due 05/23/36                                    355             362
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  2,770           2,832
Ball Corp.
   6.625% due 03/15/18                                    880             832
Bally Total Fitness Holding Corp.
   10.500% due 07/15/11                                 1,600           1,656

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.
   5.406% due 06/19/09 (E)                              5,600           5,599
   7.800% due 02/15/10                                    460             493
Barclays Bank PLC
   6.278% due 12/15/34                                    200             181
BellSouth Corp.
   4.200% due 09/15/09                                    465             446
   6.550% due 06/15/34                                    260             251
BNP Paribas Capital Trust (f)(p)
   9.003% due 12/29/49                                  2,600           2,901
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    365             373
Boston Scientific Corp.
   6.250% due 11/15/15                                    455             441
   6.400% due 06/15/16                                  1,685           1,662
Bowater, Inc.
   9.000% due 08/01/09                                    810             828
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                    110             115
   6.875% due 12/01/27                                     55              59
   6.750% due 03/15/29                                    110             117
Carolina Power & Light Co.
   6.500% due 07/15/12                                     50              52
Caterpillar Financial Services Corp.
   Series MTNF
   5.259% due 08/20/07 (E)                                470             470
   3.625% due 11/15/07                                    160             156
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    470             465
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                  1,210           1,320
Centex Corp.
   6.500% due 05/01/16                                    950             934
   Series MTNE (E)
   5.399% due 08/01/07                                    736             737
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    270             267
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                    825             895
   8.750% due 03/01/31                                    325             402
CIT Group, Inc.
   3.650% due 11/23/07 (N)                                260             254
   6.875% due 11/01/09                                    140             145
   4.125% due 11/03/09                                    225             216

 96  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             271
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.276% due 03/07/08                                  1,800           1,801
Citigroup, Inc.
   4.200% due 12/20/07                                  3,600           3,538
   3.500% due 02/01/08                                  3,110           3,024
   6.500% due 01/18/11                                  1,655           1,720
   4.700% due 05/29/15 (N)                                180             167
   5.875% due 02/22/33                                    620             593
Citizens Communications Co.
   9.250% due 05/15/11                                    635             689
Clear Channel Communications, Inc.
   6.250% due 03/15/11                                    360             356
Clorox Co.
   5.444% due 12/14/07 (E)                                705             706
   4.200% due 01/15/10 (N)                                525             503
   5.000% due 01/15/15                                    340             321
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                    260             255
Comcast Cable Communications Holdings, Inc.
   6.750% due 01/30/11                                    425             441
   9.455% due 11/15/22                                    750             939
Comcast Corp.
   5.800% due 07/14/09 (E)                                655             656
   5.900% due 03/15/16                                    145             141
   6.500% due 11/15/35                                    580             555
   6.450% due 03/15/37                                    340             323
ConAgra Foods, Inc.
   7.000% due 10/01/28 (N)                                215             222
   8.250% due 09/15/30                                    275             323
Consolidated Natural Gas Co.
   Series A
   5.000% due 12/01/14                                    395             366
   Series C
   6.250% due 11/01/11                                    155             158
Constellation Brands, Inc.
   Series B
   8.125% due 01/15/12                                    360             371
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                    175             164
   Series H
   4.800% due 02/17/09                                    325             318
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    550             553
Cooper Industries, Inc.

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series WI
   5.250% due 11/15/12                                    500             489
Corrections Corp. of America
   7.500% due 05/01/11                                    480             485
Countrywide Home Loans, Inc. (N)
   3.250% due 05/21/08                                    680             654
COX Communications, Inc.
   4.625% due 01/15/10                                  2,545           2,445
Credit Suisse First Boston Mortgage Securities
   Corp. (E)(p)
   Series 2005-CN2 Class A1S
   5.589% due 11/15/19                                  1,865           1,865
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                    335             327
   6.500% due 01/15/12                                    215             223
   5.500% due 08/15/13                                    230             227
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    625             617
CSC Holdings, Inc.
   Series B
   8.125% due 07/15/09                                    325             333
   8.125% due 08/15/09                                    185             189
DaimlerChrysler NA Holding Corp.
   5.740% due 03/13/09 (E)                              1,100           1,101
   8.500% due 01/18/31                                    320             370
DaimlerChrysler North America Holding Corp. (E)
   5.502% due 08/03/09                                  1,425           1,425
Delhaize America, Inc.
   9.000% due 04/15/31                                    435             488
Delta Air Lines, Inc. (o)(A)
   9.500% due 11/18/49                                    405             417
Detroit Edison Co.
   6.125% due 10/01/10                                    595             606
   6.350% due 10/15/32                                    275             272
Developers Diversified Realty Corp.
   5.000% due 05/03/10                                    400             390
   4.625% due 08/01/10                                    776             744
   5.250% due 04/15/11                                     50              49
   5.375% due 10/15/12                                    370             360
Dex Media East Finance Co.
   12.125% due 11/15/12                                   645             721
Dominion Resources, Inc.
   Series A
   5.687% due 05/15/08                                    755             755
   Series B
   6.250% due 06/30/12                                    120             122

                                                     Multistrategy Bond Fund  97

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DPL, Inc.
   6.875% due 09/01/11                                    680             705
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                  1,065           1,213
Drummond Co., Inc. (p)
   7.375% due 02/15/16                                  1,705           1,598
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     60              62
E*Trade Financial Corp.
   8.000% due 06/15/11                                  1,370           1,408
Echostar DBS Corp.
   6.375% due 10/01/11                                    595             582
   6.625% due 10/01/14                                    280             270
El Paso Corp. (N)
   6.950% due 12/15/07                                  2,600           2,613
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    750             763
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                  1,170           1,284
Embarq Corp.
   7.995% due 06/01/36                                    450             462
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    235             226
   6.020% due 12/08/08 (E)(p)                             570             571
Enterprise Products Operating, LP
   4.950% due 06/01/10                                    825             798
   Series B
   4.000% due 10/15/07                                    700             685
   4.625% due 10/15/09                                    880             849
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    780             803
   5.300% due 11/15/08                                    350             347
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                  2,290           2,220
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    570             554
   8.625% due 05/01/24                                  1,140           1,279
FedEx Corp.
   7.600% due 07/01/97                                    440             492
Financing Corp.
   Series 10P Zero cupon due 11/30/17                   2,700           1,478
   Series 15P Zero cupon due 03/07/19                     390             198
   Series 2P Zero cupon due 11/30/17                      330             181
   Series 6P Zero cupon due 08/03/18                    1,640             862
First Union Institutional Capital II
   7.850% due 01/01/27                                  1,680           1,755
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  3,145           3,233

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series C
   7.375% due 11/15/31                                  1,435           1,571
Ford Motor Co. (N)
   7.450% due 07/16/31                                  1,240             911
Ford Motor Credit Co.
   6.320% due 09/28/07 (E)(N)                           1,400           1,381
   5.700% due 01/15/10                                    601             538
   9.750% due 09/15/10 (p)                              1,110           1,099
Galaxy Entertainment Finance Co., Ltd. (E)(p)
   10.420% due 12/15/10                                   370             388
General Electric Capital Corp.
   5.570% due 01/20/10 (E)                                800             800
   5.500% due 04/28/11 (N)                                785             785
   5.707% due 01/08/16 (E)(N)                           1,100           1,100
   Series MTNA
   5.346% due 01/15/08 (E)(N)                             700             701
   4.250% due 12/01/10 (N)                                180             172
   5.875% due 02/15/12                                    320             325
   5.450% due 01/15/13                                  2,200           2,183
   4.750% due 09/15/14 (N)                                 80              76
General Motors Acceptance Corp.
   6.875% due 09/15/11                                  4,816           4,663
   6.750% due 12/01/14 (N)                              1,480           1,393
   8.000% due 11/01/31 (N)                              4,245           4,163
General Motors Corp.
   7.250% due 07/03/13 (p)                                310             346
   8.375% due 07/15/33 (N)                              2,950           2,419
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000             997
   9.500% due 12/01/11                                    690             724
   8.875% due 05/15/31                                    927             924
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    980             911
Glencore Nickel, Ltd.
   9.000% due 12/01/14                                    305              --
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  1,605           1,678
   5.350% due 01/15/16                                  3,130           2,995
   6.345% due 02/15/34                                    810             774
   Series MTNB (E)
   5.841% due 07/23/09                                  1,500           1,510
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                    900             892
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                    525             515

 98  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     80              86
HCA, Inc.
   5.500% due 12/01/09                                  1,200           1,179
   7.875% due 02/01/11                                  1,155           1,093
Health Net, Inc.
   8.375% due 04/15/11                                    805             906
Healthsouth Corp. (p)
   10.750% due 06/15/16                                   825             788
Hertz Corp. (p)
   8.875% due 01/01/14                                    835             870
Hess Corp.
   6.650% due 08/15/11                                    350             363
   7.300% due 08/15/31                                    515             557
Hewlett-Packard Co. (E)
   5.339% due 05/22/09                                    405             405
Historic TW, Inc.
   8.180% due 08/15/07                                  1,603           1,644
   9.125% due 01/15/13                                  1,460           1,670
   8.050% due 01/15/16                                  1,035           1,132
   6.625% due 05/15/29                                    340             328
HJ Heinz Co. (p)
   6.428% due 12/01/08                                    200             203
HJ Heinz Finance Co.
   6.000% due 03/15/12                                    210             210
   6.750% due 03/15/32                                    250             248
HRPT Properties Trust
   5.750% due 02/15/14                                    670             654
HSBC Finance Corp.
   5.520% due 10/04/07 (E)                              2,200           2,202
   5.459% due 09/15/08 (E)                              3,600           3,608
   4.125% due 12/15/08 (N)                                175             170
   5.875% due 02/01/09 (N)                                660             666
   4.125% due 11/16/09                                    270             259
   8.000% due 07/15/10                                    165             179
   4.625% due 09/15/10                                    600             579
   6.375% due 10/15/11                                    365             376
   6.375% due 11/27/12                                  1,195           1,234
   5.000% due 06/30/15                                    615             577
HSBC Financial Capital Trust IX
   5.911% due 11/30/35                                    900             877
Humana, Inc.
   6.450% due 06/01/16                                    830             834
Huntsman International LLC
   Series *
   10.125% due 07/01/09                                   825             837
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             204
Innophos Investments Holdings, Inc. (E)
   13.170% due 02/15/15                                 1,501           1,561
Innophos, Inc.
   8.875% due 08/15/14                                  1,560           1,560

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Insight Midwest, LP
   10.500% due 11/01/10                                   351             365
International Business Machines Corp. (N)
   7.125% due 12/01/96                                  1,170           1,284
International Lease Finance Corp.
   3.750% due 08/01/07                                    115             113
   5.750% due 06/15/11                                    180             180
International Paper Co.
   6.750% due 09/01/11                                    650             680
   5.500% due 01/15/14                                    630             608
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    410             370
iStar Financial, Inc. (N)
   Series B
   5.125% due 04/01/11                                  1,100           1,063
ITT Corp.
   7.400% due 11/15/25                                    455             514
JC Penney Co., Inc.
   7.375% due 08/15/08                                    510             526
   7.650% due 08/15/16                                    325             357
JC Penney Corp., Inc.
   7.625% due 03/01/97                                    220             221
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             121
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    440             480
JP Morgan Chase Bank
   Series EMTn
   6.000% due 05/22/45                                 10,586           3,307
JP Morgan Chase Bank NA
   1.599% due 08/16/10 (E)                                608             551
   6.000% due 08/16/10                                    707             641
JPMorgan Chase & Co.
   6.000% due 02/15/09                                    170             172
   7.000% due 11/15/09                                     65              68
   6.750% due 02/01/11 (N)                                175             183
   5.600% due 06/01/11                                    470             471
   5.150% due 10/01/15                                  1,110           1,052
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  2,380           2,475
KeySpan Corp. (N)
   7.625% due 11/15/10                                    525             561
Kinder Morgan Energy Partners, LP
   5.125% due 11/15/14                                    175             163

                                                     Multistrategy Bond Fund  99

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11 (N)                                425             397
   5.700% due 01/05/16                                    895             783
Kraft Foods, Inc.
   4.125% due 11/12/09                                    452             433
   5.625% due 11/01/11                                  2,810           2,793
   6.500% due 11/01/31                                    170             173
Kroger Co. (The)
   7.250% due 06/01/09                                    270             280
   8.000% due 09/15/29                                    165             182
LaBranche & Co., Inc.
   9.500% due 05/15/09                                  1,000           1,030
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                  1,305           1,275
   5.500% due 04/04/16                                    495             478
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             103
Limited Brands, Inc.
   6.950% due 03/01/33                                    155             149
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    720             767
Lubrizol Corp.
   4.625% due 10/01/09                                    631             611
Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    755             736
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    248             241
Marsh & McLennan Cos., Inc.
   5.150% due 09/15/10                                    825             805
   5.875% due 08/01/33 (N)                                545             478
May Department Stores Co. (The)
   4.800% due 07/15/09                                    370             362
   5.750% due 07/15/14 (N)                                415             408
MBNA Corp. (E)
   Series MTNF
   5.580% due 05/05/08                                    780             786
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,482           1,584
MedQuest, Inc.
   Series B
   11.875% due 08/15/12                                 1,075           1,010
Merrill Lynch & Co., Inc.
   5.441% due 06/16/08 (E)                              6,800           6,808
   6.050% due 05/16/16                                  1,490           1,493
   Series MTNC
   4.250% due 02/08/10                                  3,030           2,901
Metlife, Inc.
   5.000% due 06/15/15                                    520             488
   5.700% due 06/15/35                                    130             119
Midamerican Energy Holdings Co. (p)
   6.125% due 04/01/36                                  1,350           1,299

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Midamerican Funding LLC
   6.750% due 03/01/11                                    590             616
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    585             570
   5.500% due 08/15/13                                    810             786
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                    340             353
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    320             311
Morgan Stanley
   5.375% due 10/15/15 (N)                              1,345           1,288
   Series GMTN (E)
   5.276% due 02/09/09                                  3,100           3,105
Motorola, Inc.
   4.608% due 11/16/07                                    393             389
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    430             451
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    200             201
Nationwide Financial Services
   6.250% due 11/15/11                                    395             405
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    867             975
Neiman-Marcus Group, Inc. (N)
   Series WI
   10.375% due 10/15/15                                 1,200           1,273
Nevada Power Co. (p)
   6.500% due 05/15/18                                    655             651
News America Holdings, Inc.
   7.750% due 12/01/45                                    275             294
   7.900% due 12/01/95                                    410             431
   8.250% due 10/17/96                                    135             145
News America, Inc.
   7.125% due 04/08/28                                     75              76
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    955             966
Nisource Finance Corp.
   5.764% due 11/23/09 (E)                                370             371
   7.875% due 11/15/10                                    750             804
Norfolk Southern Corp.
   7.050% due 05/01/37                                    280             312
   7.900% due 05/15/97                                  2,300           2,715
   6.000% due 03/15/2105                                  745             674
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                  1,700           1,632

 100  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northern States Power Co.
   6.250% due 06/01/36                                  1,020           1,038
NRG Energy, Inc.
   7.375% due 02/01/16                                  1,095           1,070
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             368
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     55              54
   Series K (N)
   6.000% due 06/01/16                                    560             560
Oneok, Inc.
   5.510% due 02/16/08                                    775             773
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                  1,015             958
   6.050% due 03/01/34                                    335             323
Pemex Project Funding Master Trust
   Series 144a (p)
   5.750% due 12/15/15                                    500             476
   6.625% due 06/15/35                                  1,580           1,516
   Series WI (N)
   6.625% due 06/15/35                                    205             197
Pepco Holdings, Inc.
   5.500% due 08/15/07                                  1,070           1,069
   5.856% due 06/01/10 (E)                                975             978
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                    850             860
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                    140             147
Plains All American Pipeline, LP/PAA Finance
   Corp. (p)
   6.700% due 05/15/36                                    580             574
Plantinum Underwriters Financial, Inc.
   Series B
   6.371% due 11/16/07                                    405             402
Platinum Underwriters Finance, Inc. (N)
   Series B
   7.500% due 06/01/17                                    520             516
Popular North America Capital Trust I
   6.564% due 09/15/34                                  1,057             976
Popular North America, Inc.
   5.886% due 04/06/09 (E)                                705             706
   Series MTNE
   3.875% due 10/01/08                                  1,600           1,541
Progress Energy, Inc.
   7.100% due 03/01/11 (N)                                605             639
   6.850% due 04/15/12                                     90              94
   7.000% due 10/30/31                                    565             598
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                    230             237

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Qwest Corp.
   7.875% due 09/01/11                                  1,320           1,366
   7.625% due 06/15/15                                  1,000           1,016
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    995             949
Radiologix, Inc.
   Series B
   10.500% due 12/15/08                                   980           1,007
RBS Capital Trust I (f)
   5.512% due 09/29/49                                  1,395           1,321
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             300
Residential Asset Mortgage Products, Inc.
   5.470% due 07/25/29                                  2,475           2,475
Residential Capital Corp.
   6.125% due 11/21/08                                    835             830
   7.337% due 04/17/09 (E)(p)                           1,365           1,363
   6.375% due 06/30/10                                  1,752           1,746
   6.000% due 02/22/11                                  2,795           2,743
   5.125% due 05/17/12                                    670             857
   6.500% due 04/17/13                                  1,130           1,124
   Series WI
   6.875% due 06/30/15                                  3,245           3,291
Reynolds American, Inc. (p)
   7.250% due 06/01/13                                    540             545
RH Donnelley, Inc.
   10.875% due 12/15/12                                   980           1,077
Rural Cellular Corp. (N)
   9.750% due 01/15/10                                    705             707
Safeco Capital Trust I
   8.072% due 07/15/37                                    900             947
Safeway, Inc.
   5.830% due 03/27/09 (E)                              1,085           1,086
   5.800% due 08/15/12 (N)                                 60              59
   7.250% due 02/01/31 (N)                                105             109
SB Treasury Co. LLC (f)(p)
   9.400% due 12/29/49                                  2,028           2,158
SBC Communications, Inc.
   6.150% due 09/15/34                                    945             878
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    315             305
Sempra Energy (E)
   5.659% due 05/21/08                                    891             892
Simmons Co. (N)
   10.000% due 12/15/14                                   425             287
Six Flags, Inc. (N)
   9.625% due 06/01/14                                    300             272

                                                    Multistrategy Bond Fund  101

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Corp.
   4.000% due 01/15/10                                    540             514
   Series MTNA (E)
   5.695% due 07/25/08                                  6,200           6,223
Smithfield Foods, Inc.
   Series B
   7.750% due 05/15/13                                    280             279
Southern California Edison Co.
   4.965% due 12/13/07 (E)                                231             231
   7.625% due 01/15/10                                    260             275
Southern Copper Corp.
   7.500% due 07/27/35                                  1,630           1,613
   Series 144a (A)
   7.500% due 07/27/35                                  2,760           2,753
Sovereign Capital Trust VI
   7.908% due 06/13/36                                  1,170           1,237
Sprint Capital Corp.
   7.625% due 01/30/11 (N)                              3,055           3,261
   6.875% due 11/15/28                                     85              86
   8.750% due 03/15/32                                  2,845           3,465
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                  1,340           1,326
Structured Asset Mortgage
   Investments II (E)
   Series 2006-AR5 Class 1A2
   5.353% due 05/25/36                                  1,945           1,949
Suncom Wireless, Inc. (N)
   8.500% due 06/01/13                                    770             718
Sungard Data Systems, Inc.
   9.125% due 08/15/13                                    375             383
   10.250% due 08/15/15                                   586             594
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                    900             883
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             156
TECO Energy, Inc.
   7.200% due 05/01/11                                    715             730
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    990           1,148
   7.875% due 08/01/13                                  2,240           2,432
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    280             301
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    426             474
Twin Reefs Pass-Through Trust (E)(f)(p)
   6.345% due 12/10/49                                    900             900
Tyson Foods, Inc.
   8.250% due 10/01/11                                    550             582
   6.600% due 04/01/16                                    285             281

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Union Pacific Corp.
   6.625% due 02/01/08                                    265             269
   3.625% due 06/01/10                                     85              79
   6.125% due 01/15/12                                    800             816
   Series MTNE
   6.790% due 11/09/07                                    110             111
Union Planters Corp.
   7.750% due 03/01/11                                    265             288
United Technologies Corp.
   6.050% due 06/01/36                                    715             717
UnumProvident Finance Co. PLC (p)
   6.850% due 11/15/15                                    625             618
US Oncology, Inc.
   9.000% due 08/15/12                                    465             484
US Unwired, Inc.
   Series B
   10.000% due 06/15/12                                   440             484
USB Capital IX (f)(N)
   6.189% due 03/29/49                                  1,145           1,135
Valero Logistics Operations, LP
   6.050% due 03/15/13                                  1,117           1,114
Verizon Communications, Inc.
   5.550% due 02/15/16                                  2,000           1,905
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  1,770           1,870
   5.850% due 09/15/35                                    810             719
Verizon, Inc.
   6.500% due 09/15/11                                     70              71
Viacom, Inc. (p)
   5.691% due 06/16/09 (E)                              1,275           1,275
   5.750% due 04/30/11                                    935             918
   6.875% due 04/30/36                                    580             556
Visteon Corp. (N)
   8.250% due 08/01/10                                  1,760           1,619
   7.000% due 03/10/14                                    270             220
Wachovia Bank NA (E)
   Series BKNT
   5.270% due 05/25/10                                  3,800           3,799
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                  5,755           5,662
Wachovia Corp. (E)
   5.550% due 10/28/08                                  3,000           3,002
Washington Mutual, Inc.
   8.250% due 04/01/10                                    755             814
WellPoint, Inc.
   3.750% due 12/14/07                                    270             264
   4.250% due 12/15/09                                    532             511
   5.850% due 01/15/36 (N)                              1,335           1,235
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             371

 102  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Bank NA
   5.750% due 05/16/16                                    655             653
Weyerhaeuser Co.
   7.125% due 07/15/23                                    970             965
Willis North America, Inc.
   5.125% due 07/15/10                                    680             661
   5.625% due 07/15/15                                    785             734
Windstream Corp.
   7.260% due 06/30/13                                  1,035           1,035
   8.125% due 08/01/13 (p)                              1,070           1,113
   8.625% due 08/01/16 (p)                              1,610           1,674
Wisconsin Electric Power (N)
   3.500% due 12/01/07                                    145             141
Wyeth
   6.950% due 03/15/11                                  2,405           2,530
   5.500% due 02/01/14                                  1,110           1,088
Xcel Energy, Inc.
   6.500% due 07/01/36                                    380             380
Xlliac Global Funding (p)
   4.800% due 08/10/10                                    730             707
Yum! Brands, Inc.
   8.875% due 04/15/11                                    245             274
ZFS Finance USA Trust I (N)(p)
   6.450% due 12/15/65                                  1,205           1,132
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,345           1,422
                                                                 ------------
                                                                      375,104
                                                                 ------------

International Debt - 4.4%
Abbey National PLC (f)
   6.700% due 06/29/49                                    775             788
Abitibi-Consolidated, Inc.
   8.850% due 08/01/30                                    490             417
America Movil SA de CV (N)
   5.500% due 03/01/14                                    500             477
Amvescap PLC
   4.500% due 12/15/09                                  1,337           1,288
Argentina Bonos
   Series V
   7.000% due 03/28/11                                    690             669
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,710           1,716
AXA SA
   8.600% due 12/15/30                                    255             312
Banco Santander Chile (E)(p)
   5.633% due 12/09/09                                    635             635
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                      7               7
Biovail Corp.
   7.875% due 04/01/10                                  1,363           1,383

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bowater Canada Finance (N)
   7.950% due 11/15/11                                  1,095           1,040
Brascan Corp.
   7.125% due 06/15/12                                    565             593
Brazilian Government International Bond
   10.500% due 07/14/14                                    35              43
   8.875% due 04/15/24                                  2,850           3,312
British Telecommunications PLC
   8.375% due 12/15/10                                    180             199
   8.875% due 12/15/30                                  1,280           1,614
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    481             467
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    875             853
China Development Bank
   5.000% due 10/15/15                                    200             189
Colombia Government International Bond
   7.375% due 01/27/17 (N)                                705             719
   8.125% due 05/21/24                                  1,000           1,080
Conoco Funding Co.
   6.350% due 10/15/11                                  2,265           2,350
Deutsche Telekom International Finance BV
   8.250% due 06/15/30                                  1,205           1,410
Egypt Government AID Bonds
   4.450% due 09/15/15                                  2,210           2,063
EnCana Corp.
   6.500% due 08/15/34                                    275             277
Export-Import Bank of China (p)
   4.875% due 07/21/15                                  1,290           1,206
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                170             164
   5.125% due 02/14/11                                    735             716
Falconbridge, Ltd.
   6.000% due 10/15/15                                  1,005             971
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    585             543
France Telecom SA
   8.500% due 03/01/31                                    625             771
Galaxy Entertainment Finance Co., Ltd. (p)
   9.875% due 12/15/12                                    925             967
Gaz Capital for Gazprom (p)
   8.625% due 04/28/34                                    450             543
Glitnir Banki HF (A)
   6.693% due 06/15/16                                    965             967

                                                    Multistrategy Bond Fund  103

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hanarotelecom, Inc. (A)
   7.000% due 02/01/12                                  1,120           1,070
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    700             657
HSBC Holdings PLC
   6.500% due 05/02/36                                    350             355
ICICI Bank, Ltd. (N)(p)
   5.750% due 11/16/10                                  1,215           1,188
Intelsat Bermuda, Ltd. (p)
   11.250% due 06/15/16                                   830             838
Intelsat Subsidiary Holding Co., Ltd.
   8.625% due 01/15/15                                    415             411
Ispat Inland ULC
   9.750% due 04/01/14                                  1,779           1,975
JBS SA (A)
   10.500% due 08/04/16                                   280             280
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    156             157
Kaupthing Bank Hf (p)
   7.125% due 05/19/16                                  1,310           1,324
Kerzner International, Ltd.
   6.750% due 10/01/15                                  1,910           2,010
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    285             273
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                    390             373
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    585             570
Mexico Government International Bond
   8.300% due 08/15/31                                  1,570           1,888
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14 (p)                                790             782
   Series REGS
   5.790% due 04/15/14                                    185             183
MUFG Capital Finance 1, Ltd. (f)(N)
   6.346% due 07/25/49                                    560             548
Nationwide Building Society (p)
   4.250% due 02/01/10                                    770             739
Nexen, Inc.
   5.875% due 03/10/35                                    461             417
Nippon Life Insurance (p)
   4.875% due 08/09/10                                  1,235           1,196
Norske Skogindustrier ASA (p)
   7.125% due 10/15/33                                  1,230           1,083
Panama Government International Bond
   8.875% due 09/30/27                                    300             355
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    191             186

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Poland Government International Bond
   Series RSTA
   (Step Up, 5.000%, 10/27/14)
   4.750% due 10/27/24                                    750             671
Province of Quebec Canada (N)
   Series PJ
   6.125% due 01/22/11                                  2,755           2,827
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    885             835
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                  1,310           1,238
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                  2,705           2,573
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                  3,175           3,235
Royal Bank of Scotland Group PLC (f)(N)
   Series 1
   9.118% due 03/31/49                                  4,025           4,452
Royal Caribbean Cruises, Ltd.
   7.250% due 06/15/16                                    235             233
Royal KPN NV
   8.000% due 10/01/10                                    660             704
Russia Government International Bond (p)
   5.000% due 03/31/30                                  2,350           2,557
Russian Agricultural Bank (N)(p)
   7.175% due 05/16/13                                    825             836
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                 2,020           2,216
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS
   11.000% due 11/06/07                                 1,010           1,064
Santander Financial Issuances
   6.375% due 02/15/11                                    240             247
Sanwa Finance Aruba AEC (N)
   8.350% due 07/15/09                                  1,000           1,071
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    240             226
Secunda International, Ltd. (E)
   13.507% due 09/01/12                                   660             693
Shinsei Finance Cayman, Ltd. (f)(p)
   6.418% due 01/29/49                                    860             833
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                     71              72

 104  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stora Enso Oyj (p)
   7.250% due 04/15/36                                    795             795
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    495             470
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    280             288
   6.664% due 09/15/13                                    392             407
Talisman Energy, Inc.
   5.125% due 05/15/15                                    415             390
Telecom Italia Capital SA
   4.000% due 01/15/10                                  1,666           1,568
   4.875% due 10/01/10                                    750             721
   6.108% due 07/18/11 (E)                              1,295           1,296
   6.200% due 07/18/11                                    505             509
   5.250% due 10/01/15                                  1,960           1,802
   7.200% due 07/18/36                                    925             943
Telefonica Emisones SAU
   5.714% due 06/19/09 (E)                                835             836
   5.984% due 06/20/11 (N)                                550             552
   6.421% due 06/20/16                                    380             385
   7.045% due 06/20/36                                  1,405           1,443
Telefonica Europe BV
   7.750% due 09/15/10                                  2,635           2,814
   8.250% due 09/15/30                                    330             382
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                  1,288           1,251
TELUS Corp.
   8.000% due 06/01/11                                  1,830           1,999
TNK-BP Finance SA (N)(A)
   Series 144a
   7.500% due 07/18/16                                  1,460           1,476
Tyco International Group SA
   6.750% due 02/15/11                                  2,470           2,574
UBS Luxembourg SA for OJSC Vimpel Communications
   (p)
   8.250% due 05/23/16                                    435             433
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    220             232
Vale Overseas, Ltd.
   6.250% due 01/11/16                                  1,265           1,247
   8.250% due 01/17/34                                    405             458
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    820             791
Venezuela Government International Bond
   6.000% due 12/09/20                                  1,115           1,005
Woori Bank (p)
   6.125% due 05/03/16                                    640             637
WPP Finance UK Corp.
   5.875% due 06/15/14                                    350             343
                                                                 ------------
                                                                      104,237
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Loan Agreements - 0.9%
ALLTEL Holding Corp., Term Loan
   7.260% due 07/17/13                                  1,035           1,035
Avis Budget Holdings, Term Loan
   6.350% due 04/19/12                                    520             515
AWAS, Second Lien Term Loan
   11.500% due 03/21/13                                   700             700
Georgia-Pacific Corp., First Lien Term Loan
   7.300% due 12/20/12                                    840             847
   7.485% due 12/20/12                                     53              53
   7.499% due 12/20/12                                    204             206
Georgia-Pacific Corp., Second Lien Term Loan
   8.300% due 12/23/13                                    800             814
Healthsouth Corp., Term Loan B
   8.520% due 03/10/13                                  1,900           1,898
NRG Energy, Inc., Credit-Linked Deposit
   7.499% due 02/01/13                                    157             157
NRG Energy, Inc., Term Loan
   7.231% due 02/01/13                                    843             846
Starbound Reinsurance, Ltd.,
   Term B II Loan
   7.230% due 03/31/08                                  9,000           9,000
Starbound Reinsurance, Ltd., Term B III Loan
   6.730% due 03/31/08                                  2,000           2,000
United Airlines, Inc., Term Loan
   8.625% due 02/01/12                                  1,138           1,150
   9.188% due 02/01/12                                    163             164
Visteon Corp.
   8.610% due 06/13/13                                    900             900
                                                                 ------------
                                                                       20,285
                                                                 ------------

Mortgage-Backed Securities - 41.6%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.625% due 07/25/35                                  2,194           2,198
American Home Mortgage Assets (E)
   Series 2006-2 Class 2A2
   5.615% due 09/25/46                                  2,700           2,700

                                                    Multistrategy Bond Fund  105

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Home Mortgage Investment Trust (E)
   Series 2004-1 Class 1A
   5.673% due 04/25/44                                    652             653
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    932             902
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  2,290           2,248
   Series 2004-4 Class A3
   4.128% due 07/10/42                                  1,475           1,422
   Series 2005-3 Class A2
   4.501% due 07/10/43                                  1,110           1,072
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  4,500           4,312
   Series 2005-6 Class A4
   5.182% due 09/10/47                                  3,000           2,905
   Series 2006-3 Class A4
   5.889% due 07/10/44                                  3,030           3,045
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                    999             967
   Series 2005-F Class 1A2 (E)
   5.728% due 09/20/35                                    734             738
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                  2,800           2,703
   Series 2006-A Class 3A2
   5.934% due 02/20/36                                  1,385           1,392
   Series 2006-A Class 4A1 (E)
   5.563% due 02/20/36                                  2,946           2,921
Banc of America Mortgage Securities
   Series 2003-D Class 1A2 (E)
   6.104% due 05/25/33                                     11              11
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    105             105
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                  2,605           2,538
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                  1,379           1,338
   Series 2005-L Class 3A1 (E)
   5.456% due 01/25/36                                  1,448           1,430
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    644             637
   Series 2003-10 Class 2A2 (E)
   5.835% due 12/25/33                                  1,495           1,504
   Series 2003-2 Class CB2 (E)
   5.885% due 04/25/33                                    711             715
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    418             413
   Series 2004-11 Class 1CB1
   6.000% due 12/25/34                                    495             490

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    431             426
   Series 2005-3 Class 2A1
   5.500% due 04/25/35                                    651             641
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    769             760
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                    843             830
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                  1,005             988
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                  1,863           1,861
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.659% due 01/25/34                                    623             616
   Series 2005-10 Class A1 (E)
   4.750% due 10/25/35                                  4,543           4,465
   Series 2005-7 Class 1A2 (E)
   4.750% due 08/25/35                                    440             428
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.406% due 05/25/35                                  1,639           1,629
   Series 2006-3 Class 33A1 (E)
   6.207% due 05/25/36                                  1,760           1,776
   Series 2006-3 Class 34A1
   6.220% due 05/25/36                                  1,655           1,670
   Series 2006-4 Class 23A5
   6.248% due 08/25/36                                  2,957           2,970
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                  1,376           1,359
Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA Class E (p)
   5.064% due 05/14/16                                    825             818
   Series 2005-PW1 Class A4
   5.405% due 12/11/40                                  3,500           3,427
Bear Stearns Mortgage Funding Trust (E)
   Series 2006-AR1 Class 1A2
   5.650% due 07/25/36                                  2,100           2,100
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                  2,038           1,985
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    378             368

 106  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                  1,925           1,885
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                  4,000           3,886
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/16/34                                    696             717
   Series 2006-C7 Class A2
   5.690% due 06/10/46                                    825             830
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                    679             671
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    444             440
   Series 2005-51 Class 1A1 (E)
   5.698% due 11/20/35                                    869             873
   Series 2005-56 Class 2A2 (E)
   6.183% due 11/25/35                                  2,538           2,592
   Series 2005-59 Class 1A1 (E)
   5.597% due 11/20/35                                  2,380           2,389
   Series 2005-59 Class 1A2B (E)
   5.638% due 11/20/35                                  1,557           1,562
   Series 2005-62 Class 1A1 (E)
   5.685% due 12/25/35                                  2,871           2,884
   Series 2005-63 Class 3A1
   5.900% due 11/25/35                                  1,464           1,457
   Series 2005-76 Class 2A2 (E)
   5.843% due 02/25/36                                  2,637           2,666
   Series 2005-81 Class X1
   Interest Only STRIP
   1.736% due 02/25/37                                  7,632             426
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                  1,003             992
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                  1,096           1,095
   Series 2006-OA1 Class 2X
   Interest Only STRIP
   1.043% due 03/20/46                                 11,163             546
   Series 2006-OA1 Class 4A1 (E)
   5.540% due 08/25/46                                  4,000           3,999
   Series 2006-OA1 Class A1A (E)
   5.280% due 07/25/36                                  2,650           2,650
   Series 2006-OA1 Class XBJ
   Interest Only STRIP
   0.399% due 08/25/46                                  7,111             378
   Series 2006-OA6 Class 1A3 (E)
   5.593% due 04/25/36                                  1,653           1,659
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.785% due 09/25/34                                  2,752           2,764

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                    457             450
   Series 2006-1 Class A2
   6.000% due 03/25/36                                  1,148           1,131
   Series 2006-HYB Class 3A1A
   6.132% due 05/20/36                                  1,630           1,658
   Series 2006-OA5 Class 2A1 (E)
   5.585% due 04/25/46                                  4,949           4,952
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2001-SPG Class A2 (p)
   6.515% due 08/13/18                                    400             418
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    198             200
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     77              78
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                  1,895           1,803
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class AAB
   5.557% due 02/15/39                                    450             447
Crown Castle Towers LLC (p)
   Series 2005-1A Class C
   5.074% due 06/15/35                                    460             449
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                     29              29
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                  2,810           2,799
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                  1,658           1,673
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.824% due 04/10/23                                 19,361             417
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   6.483% due 07/19/44                                    832             841
   Series 2006-AR1 Class 2A1A (E)
   5.222% due 04/19/47                                  2,635           2,635
Fannie Mae
   7.000% due 2009                                         82              82
   5.500% due 2016                                        111             110
   6.000% due 2016                                      1,165           1,177

                                                    Multistrategy Bond Fund  107

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   11.000% due 2016                                       108             119
   5.000% due 2017                                        822             801
   5.500% due 2017                                        534             528
   6.000% due 2017                                        673             679
   6.500% due 2017                                        394             399
   4.000% due 2018                                      5,924           5,542
   4.500% due 2018                                      2,132           2,042
   5.000% due 2018                                     17,294          16,854
   5.000% due 2019                                      3,342           3,251
   4.500% due 2020                                      1,385           1,327
   5.000% due 2020                                      3,992           3,883
   5.500% due 2020                                        596             590
   7.500% due 2024                                         11              11
   5.500% due 2025                                      1,166           1,143
   6.513% due 2026 (E)                                    301             307
   7.000% due 2026                                        313             322
   9.000% due 2026                                         50              54
   7.000% due 2027                                         10              10
   7.500% due 2027                                          8               9
   6.500% due 2028                                          3               3
   7.000% due 2028                                        219             225
   5.500% due 2029                                      1,952           1,905
   7.000% due 2029                                      2,673           2,747
   7.500% due 2029                                         59              63
   7.000% due 2030                                      1,008           1,036
   7.500% due 2030                                        436             453
   8.000% due 2030                                        448             471
   8.500% due 2030                                        903             973
   9.500% due 2030                                        114             125
   7.000% due 2031                                      2,197           2,257
   7.500% due 2031                                        607             629
   8.000% due 2031                                        791             837
   8.500% due 2031                                        521             560
   6.000% due 2032                                      3,359           3,353
   6.500% due 2032                                        456             463
   7.000% due 2032                                      6,924           7,110
   7.500% due 2032                                        388             401
   8.000% due 2032                                          4               4
   8.500% due 2032                                         71              77
   3.908% due 2033 (E)                                  2,186           2,137
   4.660% due 2033 (E)                                  1,379           1,375
   5.000% due 2033                                      4,478           4,267
   5.500% due 2033                                      4,762           4,645
   6.000% due 2033                                      1,087           1,084
   7.000% due 2033                                        616             633
   5.000% due 2034                                      5,064           4,818
   5.500% due 2034                                     46,050          44,881
   6.000% due 2034                                      1,948           1,940
   7.000% due 2034                                        465             477
   7.500% due 2034                                        341             352
   4.174% due 2035 (E)                                  4,426           4,339
   4.581% due 2035 (E)                                  3,233           3,192
   4.837% due 2035 (E)                                  4,763           4,652
   5.000% due 2035                                      1,027             978

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2035                                     73,204          71,178
   6.000% due 2035                                      2,267           2,255
   7.000% due 2035                                      7,081           7,270
   7.500% due 2035                                      1,529           1,584
   5.000% due 2036                                      2,607           2,486
   7.000% due 2036                                      7,396           7,585
   5.543% due 2040 (E)                                    788             796
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    539             545
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    290             308
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     53              13
   Series 1997-68 Class SC (E)
   Interest Only STRIP
   3.125% due 05/18/27                                    132              10
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    996           1,028
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     58              14
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                    119              29
   Series 2001-4 Class SA (E)
   Interest Only STRIP
   2.181% due 02/17/31                                    253              12
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     37               9
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   2.773% due 12/25/29                                     31               1
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    483             465
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    614              25
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    425             105
   Series 2003-32 Class FH (E)
   5.785% due 11/25/22                                  2,356           2,380
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    503             128

 108  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                  2,289             572
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    558             143
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    553             138
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    535             137
   Series 2003-78 Class FI (E)
   5.785% due 01/25/33                                  2,271           2,284
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    547              92
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                     92              13
   Series 2004-21 Class FL (E)
   5.735% due 11/25/32                                  1,172           1,176
   Series 2005-110 Class MB
   5.500% due 09/25/35                                  1,875           1,858
   Series 2005-69 Class IO (E)
   Interest Only STRIP
   Zero coupon due 08/25/35                                59              21
   Series 2006-5 Class 3A2 (E)
   4.678% due 05/25/35                                    300             293
   15 Year TBA (I)
   4.500%                                              50,080          47,826
   5.000%                                              17,495          16,987
   5.500%                                               3,650           3,610
   30 Year TBA (I)
   4.500%                                               3,815           3,505
   5.000%                                              68,045          64,379
   5.500%                                              57,020          55,364
   6.000%                                              38,370          38,118
   6.500%                                               5,170           5,230
   7.000%                                              11,545          11,837
   7.500%                                                 825             853
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     46              48
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    258             277
   Series 2005-T2 Class 1A1 (E)
   5.250% due 11/28/35                                     24              24
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,308
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    699             709

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    385             391
FBR Securitization Trust (E)
   Series 2005-4 Class AV21
   5.785% due 10/25/35                                  1,361           1,361
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    356             360
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                     60              60
   Series 2005-63 Class 1A1 (E)
   5.343% due 02/25/45                                    280             278
FHA PJ Reilly 67 NCP
   7.430% due 07/01/24                                     94              94
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                  1,139           1,139
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                  1,605           1,610
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    144             151
   Series 2004-AR5 Class 4A1 (E)
   5.670% due 10/25/34                                    443             438
   Series 2005-AR5 Class 3A1 (E)
   5.529% due 10/25/35                                    753             747
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     17              17
Freddie Mac
   12.000% due 2013                                        13              14
   12.000% due 2014                                        17              19
   11.000% due 2015                                        14              16
   10.000% due 2016                                        55              60
   12.000% due 2016                                         4               4
   5.000% due 2018                                      3,559           3,459
   0.990% due 2019                                     13,815          12,883
   5.000% due 2019                                      6,676           6,489
   11.000% due 2020                                        62              69
   5.000% due 2021                                      1,946           1,892
   4.039% due 2034 (E)                                    348             346
   4.683% due 2034 (E)                                  1,568           1,564
   4.916% due 2034 (E)                                  3,291           3,220
   4.816% due 2035 (E)                                  3,079           3,044
   4.866% due 2035 (E)                                  4,981           4,861

                                                    Multistrategy Bond Fund  109

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     69              69
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    379             396
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   1.625% due 06/17/27                                  2,138              61
   Series 2000-224 Class SC (E)
   Interest Only STRIP
   2.301% due 08/15/30                                     87               3
   Series 2000-226 Class F (E)
   5.819% due 11/15/30                                    107             107
   Series 2001-229 Class KF (E)
   5.635% due 07/25/22                                    826             822
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                  1,775           1,838
   Series 2002-246 Class SJ (E)
   Interest Only STRIP
   2.631% due 03/15/32                                    295              19
   Series 2003-256 Class IM
   Interest Only STRIP
   5.000% due 09/15/14                                    767              35
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                  1,620             202
   Series 2003-262 Class AB
   2.900% due 11/15/14                                  2,455           2,362
   Series 2003-263 Class YH
   3.500% due 08/15/22                                     --              --
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    503             123
   Series 2003-266 Class MA
   4.500% due 10/15/31                                    914             890
   Series 2003-269 Class FE (E)
   5.969% due 12/15/28                                  2,191           2,210
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                  2,245             126
   Series 2004-277 Class UF (E)
   5.669% due 06/15/33                                  2,902           2,909
   Series 2004-281 Class DF (E)
   5.819% due 06/15/23                                    837             843
   Series 2004-287 Class GC
   5.000% due 11/15/29                                    520             502
   Series 2004-289 Class PC
   5.000% due 07/15/30                                  1,060           1,023
   Series 2005-291 Class KP
   5.000% due 11/15/29                                  1,155           1,115
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                  1,132             195
   Series 2005-292 Class NA
   5.000% due 12/15/20                                  1,758           1,747

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-294 Class FA (E)
   5.539% due 03/15/20                                  1,640           1,638
   Series 2005-302 Class MB
   5.000% due 12/15/28                                    640             622
   Series 2005-303 Class AQ
   4.500% due 10/15/22                                  4,472           4,418
   Series 2005-306 Class PC
   5.000% due 02/15/29                                  1,795           1,743
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                             1,234           1,287
   15 Year TBA (I)
   5.500%                                              11,150          11,021
   30 Year TBA (I)
   5.000%                                              17,205          16,264
   5.500%                                              12,305          11,951
   6.000%                                               5,905           5,870
Freddie Mac Gold
   6.000% due 2016                                        145             146
   5.000% due 2018                                        281             273
   5.500% due 2020                                      6,318           6,259
   8.000% due 2020                                        142             149
   10.500% due 2021                                        37              41
   5.500% due 2024                                        865             850
   8.500% due 2025                                         44              47
   7.000% due 2027                                        274             282
   8.500% due 2027                                        222             239
   7.500% due 2028                                         65              67
   7.500% due 2029                                        107             111
   6.451% due 2030 (E)                                     11              12
   6.500% due 2030                                          8               8
   7.500% due 2030                                        358             372
   8.000% due 2030                                         94              98
   8.500% due 2030                                        221             237
   7.000% due 2031                                        547             563
   7.500% due 2031                                        199             207
   8.000% due 2031                                        316             331
   7.000% due 2032                                        311             319
   7.500% due 2032                                        200             208
   5.000% due 2033                                      2,058           1,964
   6.500% due 2033                                        348             354
   7.000% due 2033                                         85              87
   7.500% due 2033                                        134             139
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     44              11

 110  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    273              64
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    423              99
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                    200              50
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                  2,259           2,249
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    745             770
   Series 2002-3A Class A1
   4.229% due 12/10/37                                  4,422           4,296
   Series 2005-C3 Class A3FX
   4.863% due 07/10/45                                    160             156
Ginnie Mae I
   11.000% due 2010                                        26              28
   11.000% due 2013                                        12              13
   10.500% due 2015                                        45              51
   11.000% due 2015                                         3               3
   10.500% due 2016                                        76              83
   10.500% due 2021                                        74              83
   10.000% due 2022                                        77              85
   9.500% due 2023                                        312             339
   10.000% due 2025                                        92             101
   7.500% due 2031                                         91              95
   30 Year TBA (I)
   5.500%                                               3,420           3,347
Ginnie Mae II
   4.750% due 2023 (E)                                     25              25
   5.125% due 2023 (E)                                     41              41
   5.375% due 2023 (E)                                    125             125
   4.750% due 2024 (E)                                    170             171
   5.125% due 2024 (E)                                    184             185
   4.375% due 2025 (E)                                    114             114
   4.750% due 2025 (E)                                     10              11
   5.125% due 2025 (E)                                     16              17
   5.375% due 2025 (E)                                    249             251
   5.125% due 2026 (E)                                     84              85
   8.500% due 2026                                         56              60
   4.750% due 2027 (E)                                    205             205
   5.375% due 2027 (E)                                    137             138
   5.125% due 2029 (E)                                    544             546
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    655             632
   Series 2006-1 Class B
   5.588% due 02/15/36                                    415             410

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-1 Class C
   5.707% due 02/15/36                                    635             629
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A (E)
   5.187% due 05/25/35                                  1,251           1,209
   Series 2005-AR6 Class 3A1
   5.293% due 11/19/35                                  2,442           2,405
Government National Mortgage Association
   Series 1999-27 Class SE (E)
   Interest Only STRIP
   3.231% due 08/16/29                                    130               9
   Series 1999-44 Class SA (E)
   Interest Only STRIP
   3.469% due 12/16/29                                    240              21
   Series 2001-46 Class SA (E)
   Interest Only STRIP
   2.499% due 09/16/31                                     52               2
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             769
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   1.764% due 08/25/45                                  8,053             244
   Series 2005-AR4 Class X4
   Interest Only STRIP
   1.102% due 10/25/45                                 11,045             347
   Series 2006-AR2 Class 3A2 (E)
   5.705% due 03/25/36                                  2,417           2,419
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  3,430           3,358
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                  2,155           2,107
GS Mortgage Securities Corp. (p)
   Series 2006-OA1 Class A
   Interest Only STRIP
   1.911% due 08/25/35                                  7,600             334
GS Mortgage Securities Corp. II (A)
   Series 2006-RR2 Class A1
   5.816% due 01/07/36                                    925             907
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    175             182
   Series 1999-3 Class A
   8.000% due 08/19/29                                    321             336
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                    938             983

                                                    Multistrategy Bond Fund  111

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    500             529
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.405% due 06/25/34                                  1,727           1,709
   Series 2005-AR6 Class 2A1 (E)
   4.540% due 09/25/35                                  4,702           4,599
Harborview Mortgage Loan Trust
   Series 2005-10 Class 2A1A (E)
   5.680% due 11/19/35                                  4,028           4,040
   Series 2005-10 Class 2A1B (E)
   5.750% due 11/19/35                                  1,343           1,352
   Series 2005-14 Class 3A1A
   5.318% due 12/19/35                                    760             752
   Series 2005-16 Class 3A1A (E)
   5.620% due 01/19/36                                  4,400           4,413
   Series 2005-16 Class 3A1B (E)
   5.250% due 01/19/36                                  1,858           1,863
   Series 2005-16 Class X1
   Interest Only STRIP
   1.046% due 01/19/36                                  6,899             212
   Series 2005-16 Class X3
   Interest Only STRIP
   1.289% due 01/19/36                                 18,628             506
   Series 2005-2 Class X
   Interest Only STRIP
   1.012% due 05/19/35                                 12,199             292
   Series 2005-3 Class X2
   Interest Only STRIP
   0.699% due 06/19/35                                 11,299             242
   Series 2005-5 Class 2A1B (E)
   5.370% due 07/19/45                                    802             804
   Series 2006-1 Class 2A1A (E)
   5.150% due 03/19/37                                  1,799           1,802
   Series 2006-1 Class PO1
   Principal only
   Zero coupon due 03/19/37                                 4               3
   Series 2006-1 Class X1
   Interest Only STRIP
   1.344% due 03/19/37                                 10,582             511
   Series 2006-5 Class PO2
   Principal Only
   Zero coupon due 07/19/47                                --              --
   Series 2006-5 Class X2
   Interest Only STRIP
   2.193% due 07/19/47                                 13,242             565
   Series 2006-7 Class 2A1B (E)
   5.638% due 08/19/46                                  2,275           2,275
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.635% due 06/25/34                                    473             473

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   0.642% due 07/25/35                                  9,008             280
   Series 2005-AR2 Class 1A21
   5.890% due 12/25/35                                  1,065           1,060
   Series 2005-AR3 Class 1A1
   5.198% due 01/25/36                                  2,529           2,521
   Series 2006-AR6 Class 2A1B (E)
   5.635% due 06/25/47                                  2,600           2,608
   Series 2006-AR7 Class 5A1
   6.164% due 03/25/36                                  1,161           1,166
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                  1,180           1,169
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                  1,618           1,565
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                  1,817           1,747
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                  1,560           1,507
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                  1,355           1,379
   Series 2006-LDP Class AJ
   5.876% due 04/15/45                                  1,110           1,122
   Series 2006-RR1 Class A1 (p)
   5.457% due 10/18/52                                    930             911
JP Morgan Mortgage Trust
   Series 2005-A6 Class 1A2
   5.152% due 09/25/35                                  1,470           1,433
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 Class A4
   6.462% due 03/15/31                                     65              68
   Series 2004-C4 Class A3
   4.984% due 06/15/29                                  3,135           3,095
   Series 2005-C5 Class A2
   4.885% due 09/15/30                                    245             240
   Series 2006-C1 Class A2
   5.084% due 02/15/31                                    405             399
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                  4,000           3,844
   Series 2006-C4 Class A4
   5.900% due 06/15/38                                    780             795
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                  1,132           1,125
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  3,880           3,866

 112  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.685% due 11/25/35                                  3,410           3,413
   Series 2005-9N Class 1A1
   5.655% due 01/25/36                                    952             954
Luminent Mortgage Trust (E)
   Series 2006-1 Class A1
   5.625% due 04/25/36                                  1,781           1,785
   Series 2006-3 Class 11A2
   5.635% due 09/25/35                                  1,656           1,661
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.658% due 06/25/33                                  1,178           1,166
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    142             144
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    466             458
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                  1,255           1,229
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    816             810
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.885% due 12/25/33                                  2,626           2,640
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                    747             781
   Series 2005-2 Class 1A4
   8.000% due 05/25/35                                  1,141           1,159
Mastr Specialized Loan Trust (p)
   Series 2005-2 Class A2
   5.150% due 07/25/35                                    599             583
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.609% due 06/15/30                                  1,161           1,163
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   5.505% due 08/25/35                                  1,138           1,138
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    365             346
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    395             376
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                  1,940           1,887
   Series 2005-CIP Class A2
   4.960% due 07/12/38                                    225             221
   Series 2005-GGP Class E (p)
   4.330% due 11/15/10                                    185             182
   Series 2005-GGP Class F (p)
   4.350% due 11/15/10                                    180             177

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.930% due 04/25/29                                    617             618
Morgan Stanley Capital I
   Series 1999-FNV Class G (p)
   6.120% due 03/15/31                                    400             401
   Series 2005-HQ6 Class A2A
   4.882% due 08/13/42                                    160             156
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                  2,510           2,454
Morgan Stanley Dean Witter
   Capital I (p)
   Series 2001-TOP Class E
   7.337% due 02/15/33                                    180             188
Morgan Stanley Mortgage Loan Trust
   6.231% due 08/25/36                                  1,605           1,605
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                    716             721
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                      9               9
Nomura Asset Acceptance Corp.
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                  1,285           1,258
   Series 2006-AF1 Class 1A2
   6.159% due 05/25/36                                  1,525           1,530
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    269             266
   Series 2004-CL1 Class 1A2 (E)
   5.785% due 02/25/34                                    194             195
   Series 2004-CL1 Class 2A2 (E)
   5.785% due 02/25/19                                     53              53
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.985% due 04/25/34                                    482             484
   Series 2004-QS8 Class A4 (E)
   5.785% due 06/25/34                                  2,272           2,282
   Series 2005-QA1 Class A41
   5.728% due 09/25/35                                    777             773
   Series 2005-QA8 Class NB3
   5.502% due 07/25/35                                  1,484           1,477
   Series 2006-QO1 Class 1A1 (E)
   5.615% due 02/25/46                                    940             941
   Series 2006-QO1 Class 2A1 (E)
   5.655% due 02/25/46                                    941             944
   Series 2006-QO6 Class A2 (E)
   5.615% due 06/25/46                                  2,625           2,626

                                                    Multistrategy Bond Fund  113

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                  3,300           3,310
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    265             269
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    485             491
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                    709             716
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.675% due 06/25/33                                    726             726
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.835% due 02/25/34                                  2,543           2,551
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   5.785% due 07/25/18                                  1,916           1,923
   Series 2003-S5 Class 1A2
   5.835% due 11/25/18                                  1,271           1,278
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 04/20/34                                  3,801           3,800
Small Business Administration Participation
   Certificates
   Series 2004-20F Class 1
   5.520% due 06/01/24                                    354             352
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    495             484
Structured Asset Mortgage Investments, Inc.
   5.580% due 08/25/36                                  2,275           2,275
   Series 2006-AR1 Class 3A1
   5.311% due 02/25/36                                    971             971
   Series 2006-AR3 Class 11A2
   5.655% due 04/25/36                                  3,105           3,106
   Series 2006-AR3 Class 3A1
   5.575% due 02/25/36                                  1,392           1,392
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.973% due 11/25/32                                    110             112
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    473             467
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  3,410           3,349
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    395             387

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  3,330           3,221
   Series 2005-C21 Class A4
   5.553% due 10/15/44                                  4,000           3,878
Wamu Alternative Mortgage Pass-Through
   Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                    680             647
Wamu Mortgage Pass-Through Certificates (E)
   Series 2005-AR1 Class A1B3
   5.623% due 12/25/45                                  2,436           2,445
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-9 Class 3CB
   5.500% due 10/25/20                                    726             721
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                  1,047           1,053
   Series 2006-5 Class LB1
   6.000% due 07/25/36                                    690             671
   Series 2006-AR2 Class A1A (E)
   5.222% due 04/25/46                                  2,054           2,064
   Series 2006-AR5 Class 3A (E)
   5.372% due 07/25/46                                  1,110           1,109
Washington Mutual, Inc.
   Series 2002-AR9 Class 1A (E)
   5.410% due 08/25/42                                    850             851
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                    128             124
   Series 2003-S9 Class A2 (E)
   5.935% due 10/25/33                                  2,420           2,430
   Series 2004-AR1 Class A2C (E)
   5.573% due 07/25/44                                    124             124
   Series 2004-AR1 Class A3 (E)
   5.573% due 10/25/44                                    299             300
   Series 2004-AR1 Class X
   Interest Only STRIP
   0.547% due 07/25/44                                 10,617             196
   Interest Only STRIP
   0.465% due 10/25/44                                 15,246             253
   Series 2004-AR8 Class X
   Interest Only STRIP
   0.548% due 06/25/44                                  6,043             104
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    365             361
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    837             841

 114  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-AR1 Class 1A1
   4.841% due 10/25/35                                  1,906           1,875
   Series 2005-AR1 Class A1A1 (E)
   5.675% due 10/25/45                                  1,578           1,581
   5.583% due 11/25/45                                  2,787           2,796
   Series 2005-AR1 Class A1B1 (E)
   5.675% due 08/25/45                                    840             842
   5.645% due 10/25/45                                  1,524           1,528
   5.635% due 11/25/45                                  1,430           1,436
   5.331% due 12/25/45                                  1,446           1,446
   5.635% due 12/25/45                                  1,317           1,318
   Series 2005-AR6 Class B3 (E)
   6.045% due 04/25/45                                  1,369           1,368
   Series 2005-AR8 Class 2A1A (E)
   5.675% due 07/25/45                                  1,662           1,666
   Series 2005-AR8 Class 2AB3 (E)
   5.745% due 07/25/45                                  1,330           1,334
   Series 2006-AR4 Class 1A1B (E)
   4.951% due 05/25/46                                  2,109           2,102
   Series 2006-AR7 Class 1A (E)
   5.412% due 07/25/46                                  1,063           1,061
   Series 2006-AR8 Class 1A5
   5.942% due 08/25/46                                    345             342
   Series 2006-AR8 Class 2A3 (E)
   6.174% due 08/25/46                                    240             238
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.381% due 07/25/34                                    798             801
   Series 2004-T Class A1 (E)
   3.458% due 09/25/34                                    787             794
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                  1,622           1,547
   Series 2005-14 Class 2A1
   5.500% due 12/25/35                                  1,539           1,475
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                  2,184           2,098
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                  1,269           1,224
   Series 2006-1 Class A3
   5.000% due 03/25/21                                  1,578           1,524
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                  3,141           3,106
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                  1,720           1,673
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                    993             997
   Series 2006-AR1 Class 5A1 (E)
   5.607% due 07/25/36                                  1,497           1,484
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,999           1,964
   Series 2006-AR4 Class 1A1 (E)
   5.868% due 04/25/36                                  2,113           2,097

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-AR4 Class 2A1 (E)
   5.991% due 04/25/36                                  3,283           3,241
   Series 2006-AR5 Class 2A1 (E)
   5.549% due 04/25/36                                    543             540
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.480% due 08/25/36                                  2,087           2,087
                                                                 ------------
                                                                      986,140
                                                                 ------------

Municipal Bonds - 0.3%
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    435             449
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    745             784
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    540             573
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    370             377
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    480             436
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    555             557
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    450             450
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.750% due 06/01/32                                  4,060           4,238
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                    200             195
                                                                 ------------
                                                                        8,059
                                                                 ------------

Non-US Bonds - 1.0%
Argentina Bocon
   2.000% due 01/03/16                             ARS  1,930           1,118
Brazilian Government International Bond
   12.500% due 01/05/16                            BRL  2,563           1,184

                                                    Multistrategy Bond Fund  115

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bundesrepublik Deutschland
   Series 03
   4.750% due 07/04/34                             EUR    750           1,044
Colombia Government International Bond
   12.000% due 10/22/15                          COP 1,945,000            928
Deutsche Bundesrepublik
   Series 01
   5.000% due 07/04/11                             EUR    690             932
International Bank for Reconstruction &
   Development
   Zero coupon due 08/20/07                        NZD    950             545
Mexican Bonos
   Series M 20
   10.000% due 12/05/24                            MXN 20,350           2,058
Poland Government Bond
   Series 1015
   6.250% due 10/24/15                            PLN   1,190             403
Province of Ontario
   4.500% due 03/08/15                             CAD    890             781
Province of Quebec Canada
   5.000% due 12/01/15                            CAD   1,529           1,378
Quebec Residual
   Principal Only STRIP
   Zero coupon due 12/01/36                       CAD   2,790             546
Queensland Treasury Corp.
   Series 15G
   6.000% due 10/14/15                            AUD   2,854           2,187
Russia Paris Club Participant
   2.025% due 08/20/20                            JPY  54,946             479
Sweden Government Bond
   Series 1047
   5.000% due 12/01/20                            SEK   2,005             312
Sweden Government Bond
   Series 1048
   4.000% due 12/01/09                            SEK   6,855             966
   Series 1049
   4.500% due 08/12/15                            SEK   3,480             508
United Kingdom Gilt
   5.750% due 12/07/09                            GBP   2,800           5,394
United Kingdom Gilt
   8.000% due 09/27/13                            GBP   1,050           2,356
                                                                 ------------
                                                                       23,119
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional               21             172
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States Government Agencies - 3.8%
Fannie Mae
   4.200% due 03/24/08                                 11,000          10,796
   3.875% due 02/15/10 (N)                              3,405           3,256
   5.050% due 02/07/11                                  6,600           6,541
   Zero coupon due 10/09/19                             2,155           1,005
Federal Home Loan Bank
   4.800% due 05/02/08                                 18,000          17,854
   Series 577
   4.500% due 09/26/08                                 16,900          16,646
Federal Home Loan Bank System
   5.375% due 08/19/11                                  2,630           2,641
   Series IY08
   3.400% due 03/18/08                                  6,000           5,824
   Series VX10
   4.200% due 05/07/10                                  9,000           8,676
Financing Corp.
   Zero coupon due 05/11/16                               400             238
   Zero coupon due 06/06/16                             1,185             703
   Zero coupon due 12/27/16                             1,410             811
   Zero coupon due 10/06/17                             1,605             887
   Zero coupon due 11/30/17                             2,705           1,480
   Zero coupon due 02/08/18                               365             197
   Zero coupon due 08/03/18                             3,205           1,685
   Zero coupon due 11/02/18                               855             443
   Zero coupon due 12/06/18                             1,770             912
   Zero coupon due 12/27/18                             3,800           1,950
   Zero coupon due 04/05/19                             1,445             730
Freddie Mac
   3.450% due 03/12/08                                  6,000           5,830
   2.750% due 03/15/08 (N)                              1,060           1,018
   4.750% due 01/19/16 (N)                              1,070           1,020
                                                                 ------------
                                                                       91,143
                                                                 ------------

United States Government Treasuries - 10.6%
United States Treasury (N)
   Principal Only STRIP
   Zero coupon due 11/15/27                               500             168
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09 (N)                              1,889           1,955
   2.375% due 04/15/11 (N)                              4,512           4,511
   3.375% due 01/15/12 (N)                              6,465           6,797
   3.000% due 07/15/12 (N)                              4,150           4,291
   1.875% due 07/15/13                                    991             958
   2.000% due 01/15/14                                  1,315           1,278
   2.000% due 07/15/14 (N)                             12,202          11,843
   2.000% due 01/15/16 (N)                              2,958           2,855
   2.500% due 07/15/16                                    701             707

 116  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.375% due 01/15/25 (N)                              4,296           4,262
   2.000% due 01/15/26 (N)                              6,773           6,327
   3.625% due 04/15/28 (N)                                626             758
United States Treasury Notes
   4.375% due 12/31/07 (N)                              4,780           4,736
   4.625% due 02/29/08 (N)                              6,000           5,964
   5.125% due 06/30/08 (N)                             13,510          13,543
   4.875% due 05/15/09 (N)                             35,500          35,453
   4.375% due 12/15/10 (N)                             12,150          11,897
   4.875% due 05/31/11 (N)                              2,940           2,934
   5.125% due 06/30/11 (N)                                795             802
   5.000% due 07/31/11                                 12,100          12,083
   3.875% due 02/15/13 (N)                              7,100           6,685
   4.250% due 08/15/13 (N)                              3,000           2,879
   Zero coupon due 11/15/13 (sec.)(N)                   4,645           3,250
   4.250% due 08/15/15 (N)                             14,230          13,485
   5.125% due 05/15/16 (N)                              1,115           1,127
   8.750% due 05/15/17 (N)                                445             580
   8.125% due 08/15/19 (N)                             13,425          17,205
   8.125% due 08/15/21 (N)                              1,275           1,666
   Principal Only STRIP
   Zero coupon due 11/15/21 (N)                        32,630          14,797
   6.250% due 08/15/23 (N)                                750             840
   7.625% due 02/15/25 (N)                              2,500           3,222
   6.000% due 02/15/26 (N)                             14,960          16,469
   6.375% due 08/15/27 (N)                              7,675           8,851
   6.125% due 08/15/29 (N)                             13,500          15,254
   5.375% due 02/15/31 (N)                                985           1,018
   4.500% due 02/15/36 (N)                             10,225           9,333
                                                                 ------------
                                                                      250,783
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS
(cost $2,011,431)                                                   2,001,547
                                                                 ------------

COMMON STOCKS - 0.1%
Financial Services - 0.1%
Emerging Market Local Currency Fund (AE)              285,202           3,229
                                                                 ------------

TOTAL COMMON STOCKS
(cost $3,199)                                                           3,229
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.1%
DG Funding Trust (E)(A)                                   191           2,022
                                                                 ------------

Producer Durables - 0.0%
Nexen, Inc.                                            12,590             319
                                                                 ------------

Utilities - 0.1%
Rural Cellular Corp. (AE)                               1,065           1,289
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $3,561)                                                           3,630
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc.
   2009 Warrants (AE)                                      30              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. (p)(AE)
   2009 Warrants                                          850              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights
   Series E (AE)                                    3,950,000             101
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $84)                                                                101
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sept 2006 92.50 Put (168)                           38,850               1
   Sept 2006 93.00 Put (167)                           38,828               1
   Sept 2006 94.00 Put (225)                           52,875               1
   Dec 2006 91.75 Put (186)                            42,664               1
   Dec 2006 92.00 Put (504)                           115,920               3
   Dec 2006 92.25 Put (209)                            48,201               1
   Dec 2006 92.50 Put (226)                            53,958               1
   Dec 2006 92.75 Put (150)                            34,781               1
   Mar 2007 92.25 Put (310)                            71,494               2
   Jun 2007 91.25 Put (959)                           218,772               6
   Jun 2007 94.25 Put (978)                           230,441             232
   Sep 2007 90.50 Put (160)                            36,200               1
   Sep 2007 90.75 Put (311)                            70,558               3

                                                    Multistrategy Bond Fund  117

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
Forward Volatility Agreements
(Fund Pays/Fund Receives)
   USD/JPY 1 Year
   Aug 2006 117.15 Call (2)                             7,000              --
   Aug 2006 117.15 Put (2)                              3,500              19

Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                              14,051             102
   EUR Six Month LIBOR/
   EUR 4.230%
   Jul 2007 0.00 Call (1)                               6,387              --
   USD Three Month LIBOR/
   USD 4.750%
   Aug 2006 0.00 Call (1)                               7,000              --
   USD Three Month LIBOR/
   USD 4.500%
   Oct 2006 0.00 Call (3)                              42,900              --
   USD Three Month LIBOR/
   USD 5.130%
   Oct 2006 0.00 Call (1)                               6,800               6
   USD Three Month LIBOR/
   USD 4.800%
   Dec 2006 0.00 Call (1)                              17,000               6
   USD Three Month LIBOR/
   USD 5.1700%
   Feb 2007 0.00 Call (1)                              14,100              37
   USD Three Month LIBOR/
   USD 5.000%
   Mar 2007 0.00 Call (2)                              30,000              49
   USD Three Month LIBOR/
   USD 5.080%
   Apr 2007 0.00 Call (1)                               9,200              23
   USD Three Month LIBOR/
   USD 5.200%
   May 2007 0.00 Call (2)                              63,100             244
   USD Three Month LIBOR/
   USD 5.250%
   Jun 2007 0.00 Call (2)                              33,000             160
   USD Three Month LIBOR/
   USD 5.500%
   Jun 2007 0.00 Call (1)                              26,000             125
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                              20,200              --
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $1,588)                                                           1,025
                                                                 ------------

SHORT-TERM INVESTMENTS - 27.6%
Abbey National NA LLC (c)(z)
   5.250% due 08/04/06                                 15,500          15,493

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
p
Abitibi-Consolidated, Inc. (N)
   6.950% due 12/15/06                                    438             440
American General Finance Corp. (E)
   Series MTNG
   5.489% due 03/23/07                                    300             300
Arizona Public Service Co.
   6.750% due 11/15/06                                    180             181
Avista Corp.
   7.750% due 01/01/07                                     55              55
Barclays Bank PLC (z)
   5.035% due 01/29/07                                  6,200           6,215
Barclays US Funding Corp. (z)
   5.055% due 10/20/06                                 12,800          12,773
Calyon (c)(z)
   5.335% due 09/01/06                                 15,500          15,429
Caremark Rx, Inc.
   7.375% due 10/01/06                                  1,742           1,746
CC Funding Trust I
   6.900% due 02/16/07                                    685             689
Comcast Cable Communications Holdings, Inc. (N)
   8.375% due 05/01/07                                    110             112
CSX Corp. (E)
   5.430% due 08/03/06                                    282             282
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.502% due 11/17/06                                  2,800           2,801
Danske Corp. (z)
   5.355% due 10/26/06                                 12,800          12,621
   5.370% due 10/30/06                                  4,300           4,241
Dexia Delaware LLC (z)
   5.360% due 10/16/06                                 15,400          15,184
   5.360% due 10/27/06                                  1,800           1,775
Donohue Forest Products
   7.625% due 05/15/07                                    665             667
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              80
Dutch Treasury Certificate
   Zero coupon due 10/31/06                             1,300           1,648
Fannie Mae (E)(N)
   5.311% due 09/22/06                                  2,000           2,000
Federal National Mortgage Association Discount
   Note (c)(z)(N)
   4.960% due 08/21/06                                  8,700           8,676
FedEx Corp.
   2.650% due 04/01/07                                    220             216

 118  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co. (E)
   5.510% due 03/13/07                                  2,250           2,220
FPL Group Capital, Inc.
   Series A
   4.086% due 02/16/07                                    486             482
France Treasury Bill BTF
   Zero coupon due 12/21/06                             2,900           3,659
General Electric Capital Corp. (z)
   5.350% due 10/26/06                                 14,400          14,207
General Motors Acceptance Corp.
   6.125% due 09/15/06 (N)                              2,100           2,099
   6.406% due 01/16/07 (E)                              1,500           1,497
German Treasury Bills
   Series 0306
   Zero coupon due 09/13/06                        EUR  3,000           3,818
GTE Hawaiian Telephone Co.
   Series B
   7.375% due 09/01/06                                    200             200
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    435             438
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    160             160
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              45
Liberty Media Corp. (E)
   6.829% due 09/17/06                                  1,128           1,129
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                  1,480           1,477
   5.190% due 07/13/07 (E)                                630             630
MGM Mirage
   9.750% due 06/01/07                                    795             816
Monongahela Power Co.
   5.000% due 10/01/06                                    630             629
Netherlands Government Bond
   Series 1
   5.750% due 02/15/07                                    490             634
Norfolk Southern Corp.
   7.350% due 05/15/07                                    320             324
Northrop Grumman Corp.
   4.079% due 11/16/06                                    155             154
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                    125             123
Premium Asset Trust/XL Life (E)(p)
   4.713% due 02/02/07                                    780             780
Rabobank USA Financial Corp. (c)(z)
   5.280% due 08/01/06                                 11,300          11,300
Reynolds American, Inc. (N)(p)
   6.500% due 06/01/07                                    450             450
Russell Investment Company Money Market Fund      387,010,000         387,010
Sempra Energy
   4.621% due 05/17/07                                    642             637

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skandinaviska Enskilda Banken (z)
   5.360% due 10/27/06                                  7,600           7,496
Societe Generale NA (c)(z)
   5.290% due 08/01/06                                    400             400
   5.055% due 08/15/06                                    700             699
   4.990% due 08/22/06                                  7,700           7,678
   5.375% due 10/11/06                                  8,500           8,410
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375% due 05/01/07                                     65              65
Total SA (c)(z)
   5.290% due 08/01/06                                 15,600          15,600
UBS Financial Del LLC (z)
   4.990% due 08/22/06 (c)                                800             798
   5.375% due 10/11/06                                    800             792
UBS Financial LLC
   5.370% due 10/10/06 (z)                             15,400          15,240
United States Treasury Bills (sec.)(z)
   4.745% due 08/31/06 (c)                                 50              50
   4.758% due 08/31/06 (c)                                200             199
   4.833% due 08/31/06 (c)                                250             249
   4.838% due 08/31/06 (c)                              2,745           2,734
   4.842% due 09/14/06 (c)                                390             388
   4.885% due 09/14/06 (c)                                500             497
   4.892% due 09/14/06 (c)                                190             189
   4.917% due 09/14/06 (c)                                130             129
   4.924% due 09/14/06 (c)                                 80              80
   4.926% due 09/14/06 (c)                                300             298
   4.927% due 09/14/06 (c)                                500             497
   4.932% due 09/14/06 (c)                              1,725           1,715
   4.944% due 09/14/06 (c)                                 20              20
   4.967% due 09/14/06 (c)                                 30              30
   5.297% due 01/11/07                                    650             633
United States Treasury Notes (N)
   3.500% due 11/15/06                                 14,400          14,331
   3.125% due 05/15/07                                 21,250          20,920
Westpac Banking Corp. (z)
   5.040% due 08/02/06                                 14,200          14,198
   5.365% due 10/16/06                                  1,600           1,578
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $654,594)                                                       654,455
                                                                 ------------

                                                    Multistrategy Bond Fund  119

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 13.2%
Russell Investment Company Money Market Fund (X)   91,224,791          91,225
State Street Securities Lending Quality Trust
   (X)                                            221,652,077         221,652
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $312,877)                                                       312,877
                                                                 ------------

TOTAL INVESTMENTS - 125.5%
(identified cost $2,987,334)                                        2,976,864

OTHER ASSETS AND LIABILITIES,
NET - (25.5%)                                                        (605,606)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,371,258
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 120  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euro-Bund Futures (Germany)
   expiration date 09/06 (33)                               4,919                 73
Eurodollar Futures (CME)
   expiration date 09/06 (557)                            131,619               (219)
   expiration date 12/06 (1,380)                          326,198               (866)
   expiration date 03/07 (667)                            157,812               (962)
   expiration date 06/07 (677)                            160,364               (650)
   expiration date 09/07 (705)                            167,120               (434)
   expiration date 12/07 (431)                            102,190                (40)
   expiration date 03/08 (150)                             35,565                 23
Germany, Federal Republic
   5 Year Bonds
   expiration date 09/06 (21)                               2,948                  9
Germany, Federal Republic
   10 Year Bonds
   expiration date 09/06 (13)                               1,940                  4
United States Treasury Bonds
   expiration date 09/06 (249)                             26,962                420
United States Treasury 2 Year Notes
   expiration date 09/06 (543)                            110,484                201
United States Treasury 5 Year Notes
   expiration date 09/06 (574)                             59,822                219
United States Treasury 10 Year Notes
   expiration date 09/06 (1,734)                          183,858              1,268
Short Positions
Euro-Bobl Futures (Germany)
   expiration date 09/06 (164)                             22,999                (13)
Germany, Federal Republic
   10 Year Bonds
   expiration date 09/06 (2)                                  298                 (2)
Japanese 10 Year Bond (Japan)
   expiration date 09/06 (36)                              41,526                 46
Long Gilt Bond (UK)
   expiration date 09/06 (50)                              10,244                (19)
United States Treasury 2 Year Notes
   expiration date 09/06 (48)                               9,767                (50)
United States Treasury 5 Year Notes
   expiration date 09/06 (191)                             19,906               (175)
United States Treasury 10 Year Notes
   expiration date 09/06 (50)                               5,302                (33)
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,200)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  121

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.50 Call (23)                                 5,491                 --
   Sep 2006 95.00 Put (43)                                 10,213                (52)
   Dec 2006 95.00 Put (17)                                  4,038                (20)
   Dec 2006 95.25 Put (565)                               134,541               (992)
   Dec 2006 95.50 Put (44)                                 10,505               (105)
   Mar 2007 94.75 Put (22)                                  5,211                (14)
   Mar 2007 95.25 Put (24)                                  5,715                (38)
Forward Volatility Agreements
(Fund Pays/Receives)
   USD/ JPY 1 Year
   Aug 2006 117.15 Call (3)                                 4,500                 (3)
   Aug 2006 117.15 Put (2)                                  7,000                 (4)
Swaptions
(Fund Pay/Fund Receives)
   EUR Six Month LIBOR/
   EUR 4.230%
   Jul 2007 0.00 Call (1)                                   6,387                (46)
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                                   2,555                 --
   GBP Six Month LIBOR/
   GBP 4.500%
   Dec 2006 0.00 Put (1)                                   10,800               (112)
   USD Three Month LIBOR/
   USD 4.780%
   Aug 2006 0.00 Call (1)                                   3,000                 --
   USD Three Month LIBOR/
   USD 4.540%
   Oct 2006 0.00 Call (2)                                  10,100                 --
   USD Three Month LIBOR/
   USD 4.560%
   Oct 2006 0.00 Call (1)                                   8,000                 --
   USD Three Month LIBOR/
   USD 5.210%
   Oct 2006 0.00 Call (1)                                   2,900                 (8)
   USD Three Month LIBOR/
   USD 4.850%
   Dec 2006 0.00 Call (1)                                   7,000                 (7)
   USD Three Month LIBOR/
   USD 5.240%
   Feb 2007 0.00 Call (1)                                   6,100                (34)
   USD Three Month LIBOR/
   USD 5.040%
   Mar 2007 0.00 Call (2)                                  13,000                (49)
   USD Three Month LIBOR/
   USD 5.220%
   Apr 2007 0.00 Call (1)                                   4,000                (28)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 5.300%
   May 2007 0.00 Call (1)                                  14,000               (127)
   USD Three Month LIBOR/
   USD 5.315%
   May 2007 0.00 Call (1)                                  13,600               (124)
   USD Three Month LIBOR/
   USD 5.325%
   Jun 2007 0.00 Call (1)                                   2,000                (20)
   USD Three Month LIBOR/
   USD 5.340%
   Jun 2007 0.00 Call (1)                                  12,000                 --
   USD Three Month LIBOR/
   USD 5.600%
   Jun 2007 0.00 Call (1)                                  11,000               (122)
   USD Three Month LIBOR/
   USD 5.500%
   Jul 2007 0.00 Call (1)                                   6,600                 --
United States Treasury Bond Futures
   Nov 2006 111.00 Call (34)                                3,774                (22)
   Nov 2006 104.00 Put (34)                                 3,536                (11)
United States Treasury Notes
   10 Year Futures
   Aug 2006 106.00 Call (43)                                4,558                (19)
   Aug 2006 108.00 Call (26)                                2,808                 (1)
   Aug 2006 103.00 Put (90)                                 9,270                 (1)
                                                                     ---------------
Total Liability for Options Written (premiums
   received $1,954)                                                           (1,959)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 122  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             543      AUD           710    08/04/06                  1
USD             544      AUD           710    08/04/06                 --
USD           2,457      AUD         3,322    09/20/06                 87
USD           2,462      AUD         3,297    09/20/06                 62
USD           2,463      AUD         3,220    09/20/06                  3
USD           2,464      AUD         3,302    09/20/06                 64
USD              76      CAD            84    08/04/06                 (1)
USD             864      CAD           985    09/07/06                  8
USD           2,419      CAD         2,707    09/20/06                (22)
USD           2,463      CAD         2,802    09/20/06                 19
USD           2,464      CAD         2,724    09/20/06                (52)
USD           2,461      CHF         3,008    09/20/06                 (4)
USD           2,462      CHF         3,010    09/20/06                 (3)
USD           7,300      CHF         8,924    09/20/06                (12)
USD             469      CNY         3,629    03/19/07                 (3)
USD             200      CNY         1,544    03/20/07                 (2)
USD             457      EUR           360    08/04/06                  3
USD             554      EUR           438    08/04/06                  5
USD             611      EUR           471    08/04/06                 (9)
USD             625      EUR           489    08/04/06                 --
USD             728      EUR           565    08/04/06                 (6)
USD           1,141      EUR           889    08/04/06                 (5)
USD           2,461      EUR         1,962    09/20/06                 51
USD           2,461      EUR         1,931    09/20/06                 12
USD           2,463      EUR         1,937    09/20/06                 18
USD           2,464      EUR         1,926    09/20/06                  2
USD           4,928      EUR         3,829    09/20/06                (25)
USD           4,930      EUR         3,891    09/20/06                 53
USD             428      EUR           340    09/22/06                  8
USD           1,259      EUR           990    09/22/06                 10
USD           1,283      EUR         1,020    09/22/06                 25
USD           1,035      GBP           561    08/16/06                 13
USD           1,371      GBP           744    08/16/06                 19
USD           3,262      GBP         1,773    08/16/06                 52
USD           3,291      GBP         1,775    08/16/06                 27
USD           3,824      GBP         2,066    08/16/06                 37
USD           2,875      GBP         1,547    09/07/06                 17
USD           2,463      GBP         1,329    09/20/06                 23
USD           2,465      GBP         1,336    09/20/06                 33
USD           4,926      GBP         2,652    09/20/06                 35
USD              90      JPY        10,325    08/04/06                 --
USD             389      JPY        44,855    08/04/06                  2
USD             400      JPY        44,855    08/04/06                 (8)
USD             544      JPY        62,195    08/04/06                 (1)
USD             560      JPY        61,173    08/04/06                (27)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             590      JPY        66,100    08/04/06                (13)
USD             613      JPY        68,363    08/04/06                (16)
USD             613      JPY        68,363    08/04/06                (16)
USD             623      JPY        68,363    08/04/06                (26)
USD             629      JPY        68,363    08/04/06                (32)
USD             718      JPY        80,482    08/04/06                (16)
USD           1,123      JPY       129,410    08/04/06                  7
USD           1,209      JPY       135,617    08/04/06                (25)
USD           1,252      JPY       136,725    08/04/06                (58)
USD           2,834      JPY       317,860    08/04/06                (60)
USD           2,153      JPY       236,032    08/15/06                (90)
USD          12,503      JPY     1,370,083    08/15/06               (524)
USD           7,086      JPY       781,000    09/06/06               (236)
USD           1,469      JPY       166,000    09/20/06                (10)
USD           1,768      JPY       194,750    09/20/06                (57)
USD           2,464      JPY       286,114    09/20/06                 54
USD           3,133      JPY       348,220    09/20/06                (73)
USD           3,358      JPY       379,640    09/20/06                (23)
USD           3,421      JPY       393,590    09/20/06                 37
USD           3,426      JPY       381,670    09/20/06                (72)
USD           6,696      JPY       746,930    09/20/06               (133)
USD           3,202      JPY       362,561    11/02/06                  3
USD           2,463      NOK        15,385    09/20/06                 43
USD           6,004      NOK        36,991    09/20/06                 20
USD           6,036      NOK        36,991    09/20/06                (12)
USD           2,461      NZD         3,997    09/20/06                 (3)
USD           2,464      NZD         3,977    09/20/06                (18)
USD           2,465      NZD         3,963    09/20/06                (28)
USD             310      SEK         2,255    08/04/06                  3
USD             314      SEK         2,255    08/04/06                 (1)
USD             554      SEK         4,017    08/04/06                  4
USD             852      SEK         6,148    08/04/06                  1
USD           2,461      SEK        18,135    09/20/06                 63
USD           2,464      SEK        18,034    09/20/06                 46
USD           4,850      SEK        35,111    09/20/06                 36
USD             124      SGD           195    08/24/06                 (1)
USD             128      SGD           200    08/24/06                 (1)
USD             124      TWD         3,881    08/24/06                 (5)
USD             128      TWD         3,990    08/24/06                 (6)
AUD             710      USD           544    08/04/06                 --
AUD             710      USD           544    08/04/06                 --
AUD           2,984      USD         2,272    08/04/06                (15)
AUD           3,279      USD         2,463    09/20/06                (48)
AUD           3,340      USD         2,465    09/20/06                (92)
BRL          12,259      USD         5,300    09/05/06               (281)

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  123

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CAD           1,995      USD         1,804    08/04/06                 42
CAD           2,733      USD         2,461    09/20/06                 41
CAD           2,776      USD         2,463    09/20/06                  5
CAD           2,798      USD         2,461    09/20/06                (17)
CAD           5,460      USD         4,930    09/20/06                 95
CHF           3,024      USD         2,463    09/20/06                 (7)
CHF           3,037      USD         2,463    09/20/06                (17)
CHF           3,050      USD         2,463    09/20/06                (28)
CHF           3,073      USD         2,461    09/20/06                (49)
EUR             360      USD           467    08/04/06                  7
EUR             438      USD           556    08/04/06                 (3)
EUR             471      USD           598    08/04/06                 (4)
EUR             485      USD           626    08/04/06                  7
EUR             489      USD           629    08/04/06                  5
EUR             564      USD           718    08/04/06                 (2)
EUR             565      USD           723    08/04/06                  1
EUR             840      USD         1,060    08/30/06                (15)
EUR             711      USD           903    08/31/06                 (7)
EUR           2,153      USD         2,718    08/31/06                (38)
EUR           5,559      USD         7,226    09/06/06                107
EUR           1,941      USD         2,463    09/20/06                (23)
EUR           1,946      USD         2,463    09/20/06                (29)
EUR           1,960      USD         2,464    09/20/06                (46)
EUR           5,832      USD         7,386    09/20/06                (82)
EUR           7,676      USD         9,713    09/20/06               (117)
EUR           1,010      USD         1,280    09/22/06                (15)
EUR             271      USD           341    09/27/06                 (6)
EUR           1,129      USD         1,432    09/29/06                (15)
EUR           2,917      USD         3,735    09/29/06                 (5)
GBP             149      USD           281    08/04/06                  3
GBP           1,123      USD         2,067    08/04/06                (31)
GBP           6,909      USD        12,856    08/16/06                (56)
GBP           1,332      USD         2,464    09/20/06                (26)
GBP           1,334      USD         2,462    09/20/06                (34)
GBP           1,345      USD         2,461    09/20/06                (55)
GBP           3,923      USD         7,244    09/20/06                (92)
JPY          26,173      USD           237    08/04/06                  9
JPY          32,464      USD           293    08/04/06                 10
JPY          44,855      USD           392    08/04/06                 --
JPY          61,173      USD           565    08/04/06                 31
JPY          66,100      USD           593    08/04/06                 16
JPY          67,484      USD           606    08/04/06                 17
JPY          67,809      USD           617    08/04/06                 26
JPY          68,363      USD           616    08/04/06                 20
JPY          68,363      USD           628    08/04/06                 32

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY          69,057      USD           629    08/04/06                 26
JPY         119,725      USD         1,047    08/04/06                  2
JPY         388,949      USD         3,392    08/04/06                 (3)
JPY          57,878      USD           512    08/15/06                  6
JPY          95,310      USD           859    09/20/06                 21
JPY         154,890      USD         1,369    09/20/06                  8
JPY         279,238      USD         2,464    09/20/06                  7
JPY         283,171      USD         2,463    09/20/06                (29)
JPY         393,590      USD         3,507    09/20/06                 49
JPY         395,940      USD         3,643    09/20/06                165
JPY         551,295      USD         4,864    09/20/06                 12
JPY         727,860      USD         6,374    09/20/06                (21)
NOK          15,179      USD         2,461    09/20/06                (11)
NOK          30,761      USD         4,926    09/20/06                (83)
NZD             862      USD           550    08/04/06                 18
NZD           3,975      USD         2,461    09/20/06                 17
NZD           3,998      USD         2,463    09/20/06                  5
NZD           4,051      USD         2,464    09/20/06                (26)
NZD           6,456      USD         3,995    09/20/06                 25
NZD           6,554      USD         4,065    09/20/06                 35
NZD           6,554      USD         4,069    09/20/06                 38
PLN           1,608      USD           537    08/04/06                 16
SEK           2,255      USD           310    08/04/06                 (3)
SEK           3,893      USD           535    08/04/06                 (6)
SEK           8,527      USD         1,170    08/04/06                (13)
SEK          17,599      USD         2,464    09/20/06                 15
SEK          17,874      USD         2,463    09/20/06                (23)
SEK          17,892      USD         2,462    09/20/06                (27)
SEK           6,148      USD           858    11/02/06                 (1)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (1,291)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 124  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 3 Month USD LIBOR
CMBS Index - AAA                 Goldman Sachs          7,010      plus 0.100%               08/01/06                    77
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                77
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
        COUNTER              NOTIONAL                                                        TERMINATION           VALUE
         PARTY                AMOUNT           FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
                                                                    Consumer Price Index
Barclays Bank PLC           EUR    2,800   2.103%                   (France)                   10/15/10                     (6)
Barclays Bank PLC           GBP   15,400   5.000%                   Six Month LIBOR            06/15/07                     16
Barclays Bank PLC           USD   18,100   5.000%                   Three Month LIBOR          06/21/08                   (117)
Goldman Sachs               USD    7,000   5.630%                   Three Month LIBOR          06/16/36                    (23)
Goldman Sachs               USD   37,500   5.470%                   Three Month LIBOR          06/14/11                     77
Goldman Sachs               USD   13,200   5.550%                   Three Month LIBOR          06/14/16                      4
Goldman Sachs                MXN     194   8.100%                   One Month LIBOR            07/04/08                      2
Goldman Sachs               USD    3,700   5.820%                   Three Month LIBOR          09/22/36                     86
Goldman Sachs               GBP    2,400   Six Month LIBOR          4.584%                     09/22/36                    (36)
Goldman Sachs                EUR  20,610   4.090%                   Six Month LIBOR            08/22/11                    185
Goldman Sachs                EUR  18,580   Six Month LIBOR          3.880%                     08/22/08                    (61)
Goldman Sachs               EUR    6,430   Six Month LIBOR          4.469%                     08/23/21                   (121)
Goldman Sachs                EUR  20,610   4.130%                   Six Month LIBOR            08/22/11                    226
Goldman Sachs                EUR  18,580   Six Month LIBOR          3.910%                     08/22/08                    (75)
Goldman Sachs               EUR    6,430   Six Month LIBOR          4.508%                     08/23/21                   (156)
Goldman Sachs                MXN      77   8.220%                   One Month LIBOR            07/16/08                     (1)
Goldman Sachs                EUR  38,450   Six Month LIBOR          3.810%                     08/22/08                    (62)
Goldman Sachs                EUR  42,650   4.010%                   Six Month LIBOR            08/22/11                    169
Goldman Sachs                EUR  13,300   Six Month LIBOR          4.397%                     08/23/21                   (117)
Goldman Sachs               EUR    6,620   Six Month LIBOR          4.050%                     09/21/11                    (36)
Goldman Sachs               GBP    4,640   5.150%                   Six Month LIBOR            09/21/11                      3
Goldman Sachs               EUR    6,620   Six Month LIBOR          4.050%                     09/21/11                     36
Goldman Sachs               GBP    4,640   5.150%                   Six Month LIBOR            09/21/11                    (27)
Lehman Brothers             GBP    8,400   4.500%                   Six Month LIBOR            09/20/09                   (177)
Lehman Brothers             USD    8,100   5.000%                   Three Month LIBOR          12/20/11                   (145)
Merrill Lynch               GBP   19,300   4.500%                   Six Month LIBOR            09/20/09                   (406)
Merrill Lynch               GBP      300   4.000%                   Six Month LIBOR            12/15/35                      7
                                                                                                              ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($201)                                 (755)
                                                                                                              ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  125

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                               NOTIONAL                                                MARKET
               REFERENCE                       COUNTER          AMOUNT        FUND RECEIVES        TERMINATION         VALUE
                ENTITY                          PARTY             $             FIXED RATE             DATE              $
---------------------------------------   -----------------   ----------   --------------------   --------------   --------------
Core Investment Grade Bond Trust          Goldman                  7,300   0.650%                    06/20/16                (334)
Brazilian Government International Bond   Morgan Stanley             500   1.660%                    03/20/13                  (2)
Dow Jones CDX High Volatility 4 Index     UBS                     13,000   0.900%                    06/20/10                  23
Dow Jones CDX High Volatility 5 Index     Goldman                  3,100   0.850%                    12/20/10                   6
Ford Motor Credit Co.                     UBS                        700   4.750%                    12/20/06                   9
Mexico Government International Bond      JP Morgan                2,400   0.920%                    03/20/16                  14
Russia Government International Bond      HSBC                       100   0.390%                    09/20/06                  --
Russia Government International Bond      JP Morgan                  200   0.460%                    06/20/07                  --
Russia Government International Bond      JP Morgan                  300   0.780%                    03/20/16                   1
Russia Government International Bond      JP Morgan                  300   0.800%                    03/20/16                   1
                                                                                                                   --------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($168)                                   (282)
                                                                                                                   ==============

See accompanying notes which are an integral part of the schedules of investments.

 126  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.3%
Alabama - 1.5%
City of Tuscaloosa Alabama General Obligation
   Unlimited                                               340       5.000          02/15/07               342
County of Baldwin Alabama General Obligation
   Unlimited, weekly demand (u)                          1,570       5.000          01/01/22             1,641
County of Jefferson Alabama General Obligation
   Unlimited (u)                                           500       5.000          04/01/10               520
County of Jefferson Alabama General Obligation
   Unlimited, weekly demand (E)(u)                       1,000       3.640          04/01/21             1,000
Courtland Industrial Development Board Revenue
   Bonds                                                   250       5.000          11/01/13               255
Mobile County Board of School Commissioners
   General Obligation Unlimited, weekly demand
   (u)(ae)                                                 375       5.000          03/01/12               394
                                                                                                  ------------
                                                                                                         4,152
                                                                                                  ------------

Alaska - 0.2%
City of Anchorage Alaska General Obligation
   Unlimited, weekly demand (u)(ae)                        500       5.750          12/01/16               539
                                                                                                  ------------

Arizona - 2.9%
Arizona State Transportation Board Revenue
   Bonds, weekly demand                                    500       5.250          07/01/12               532
Arizona State Transportation Board Revenue Bonds         1,500       5.000          07/01/14             1,606
Maricopa County Pollution Control Corp. Revenue
   Bonds, annual demand                                  1,000       2.900          06/01/35               968
Maricopa County Pollution Control Corp. Revenue
   Bonds, annual demand (E)                              1,000       4.000          01/01/38               990
Mesa Arizona General Obligation Unlimited weekly
   demand (u)(ae)                                        1,000       5.000          07/01/17             1,034
Phoenix Civic Improvement Corp. Revenue Bonds
   (u)                                                     250       5.500          07/01/07               254
Phoenix Civic Improvement Corp. Revenue Bonds,
   weekly demand (u)                                     1,325       5.000          07/01/35             1,365
Salt River Project Agricultural Improvement &
   Power District Revenue Bonds, weekly demand           1,350       5.000          01/01/25             1,395
                                                                                                  ------------
                                                                                                         8,144
                                                                                                  ------------

California - 10.3%
Abag Finance Authority for Nonprofit Corps.
   Certificate of Participation, weekly demand             600       5.700          08/15/14               618
Bay Area Toll Authority Revenue Bonds, weekly
   demand                                                  530       5.000          04/01/31               551
California Health Facilities Financing Authority
   Revenue Bonds, annual demand (E)                        500       4.950          07/01/26               514
California State Department of Water Resources
   Revenue Bonds                                           250       5.500          05/01/10               264
California State Department of Water Resources
   Revenue Bonds (u)                                       500       5.250          05/01/11               531
California State Department of Water Resources
   Revenue Bonds (u)                                     1,000       5.250          05/01/12             1,073
California State Public Works Board Revenue
   Bonds                                                   630       5.000          06/01/10               655
California Statewide Communities Development
   Authority Revenue Bonds, annual demand (E)(u)           610       4.100          04/01/28               612
California Statewide Communities Development
   Authority Revenue Bonds, annual demand (E)            1,000       5.200          12/01/29             1,031
California Statewide Communities Development
   Authority Revenue Bonds, annual demand (E)            1,250       2.300          04/01/33             1,236
California Statewide Communities Development
   Authority Revenue Bonds, annual demand (E)            1,100       2.625          04/01/34             1,081
California Statewide Communities Development
   Authority Revenue Bonds, annual demand (E)              500       3.450          04/01/35               485
California Statewide Communities Development
   Authority Revenue Bonds, annual demand (E)              900       4.350          11/01/36               903

                                                       Tax Exempt Bond Fund  127

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Authority Revenue Bonds, weekly demand                1,500       5.250          03/01/45             1,543
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (ae)                       405       5.500          06/01/18               411
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (u)                        500       5.000          06/01/20               518
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand                            570       5.000          06/01/21               572
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (u)                        750       4.600          06/01/23               607
Kings River Conservation District Certificate Of
   Participation                                           850       5.000          05/01/15               887
Roseville Westpark Community Facilities District
   No. 1 Special Tax, semiannual demand                    600       5.250          09/01/37               601
Southern California Public Power Authority
   Revenue Bonds (u)                                       405       5.375          01/01/12               437
State of California General Obligation Unlimited         1,000       6.600          02/01/10             1,089
State of California General Obligation Unlimited         1,000       5.000          10/01/11             1,052
State of California General Obligation Unlimited         2,050       5.000          02/01/12             2,161
State of California General Obligation Unlimited         1,000       5.250          07/01/12             1,075
State of California General Obligation
   Unlimited, weekly demand                                500       5.250          02/01/14               539
State of California General Obligation
   Unlimited, weekly demand (u)                          1,500       5.000          02/01/26             1,542
State of California General Obligation
   Unlimited, weekly demand (u)                          1,500       5.250          02/01/30             1,570
State of California General Obligation
   Unlimited, weekly demand                              1,250       5.000          02/01/33             1,272
Tobacco Securitization Authority of Southern
   California Revenue Bonds, weekly demand               1,000       4.750          06/01/25               986
University of California Revenue Bonds (u)               1,500       5.000          05/15/13             1,608
University of California Revenue Bonds, weekly
   demand (u)                                            1,000       5.000          05/15/33             1,028
                                                                                                  ------------
                                                                                                        29,052
                                                                                                  ------------

Colorado - 1.2%
Broomfield Colorado Sales & Use Tax Revenue
   Bonds, weekly demand (u)                              1,250       5.500          12/01/22             1,348
Colorado Department of Transportation Revenue
   Bonds, weekly demand (u)                                265       6.000          06/15/08               276
Colorado Health Facilities Authority Revenue
   Bonds, weekly demand                                  1,000       5.250          06/01/23             1,035
Colorado Housing & Finance Authority Revenue
   Bonds, weekly demand                                     65       7.250          04/01/10                66
Colorado Housing & Finance Authority Revenue
   Bonds, semiannual demand                                 70       6.300          08/01/12                71
Colorado Housing & Finance Authority Revenue
   Bonds (E)                                                60       6.300          08/01/16                61
Colorado Housing & Finance Authority Revenue
   Bonds, weekly demand                                     35       6.700          10/01/16                35
Jefferson County School District R-001 General
   Obligation Unlimited (u)                                500       5.000          12/15/14               535
                                                                                                  ------------
                                                                                                         3,427
                                                                                                  ------------

Delaware - 0.2%
Delaware State Economic Development Authority
   Revenue Bonds                                           435       6.500          01/01/08               446
Delaware State Economic Development Authority
   Revenue Bonds, annual demand (E)(u)                     250       4.900          05/01/26               257
                                                                                                  ------------
                                                                                                           703
                                                                                                  ------------

District of Columbia - 0.7%
District of Columbia General Obligation
   Unlimited (u)                                         1,000       5.500          06/01/09             1,045
District of Columbia Revenue Bonds (u)                   1,000       5.000          02/01/12             1,053
                                                                                                  ------------
                                                                                                         2,098
                                                                                                  ------------

Florida - 5.3%
City of Tallahassee Florida Revenue Bonds (u)              500       5.000          10/01/11               526

 128  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
County of Hillsborough Florida Revenue Bonds,
   semiannual demand                                        65       6.200          12/01/08                67
County of Miami-Dade Florida Revenue Bonds (u)           1,000       5.000          06/01/14             1,060
Escambia County Health Facilities Authority
   Revenue Bonds                                         1,000       5.000          11/15/06             1,004
Florida State Board of Education General
   Obligation Unlimited                                  1,500       5.000          01/01/09             1,544
Florida State Division of Bond Finance Revenue
   Bonds, weekly demand (u)                              1,600       5.250          07/01/13             1,676
Florida Water Pollution Control Financing Corp.
   Revenue Bonds, weekly demand                            500       5.500          01/15/12               537
Highlands County Health Facilities Authority
   Revenue Bonds, weekly demand                          1,500       5.250          11/15/36             1,550
Hillsborough County Educational Facilities
   Authority Revenue Bonds, semiannual demand
   (u)                                                     825       5.750          04/01/18               864
Miami-Dade County Educational Facilities
   Authority Revenue Bonds, weekly demand (u)            1,500       5.000          04/01/17             1,583
North Miami Florida Revenue Bonds (u)                    1,325       5.000          04/01/10             1,378
Orlando Utilities Commission Revenue Bonds               1,000       5.900          10/01/08             1,044
Orlando Utilities Commission Revenue Bonds,
   weekly demand                                         1,000       5.250          10/01/20             1,059
Verandah East Community Development District
   Revenue Bonds, weekly demand                          1,000       5.400          05/01/37             1,013
                                                                                                  ------------
                                                                                                        14,905
                                                                                                  ------------

Georgia - 2.7%
County of Fulton Georgia Revenue Bonds, weekly
   demand (u)                                            1,500       5.250          01/01/35             1,580
Dalton Georgia Revenue Bonds (u)                           500       5.750          01/01/09               522
Georgia Municipal Electric Authority Revenue
   Bonds (u)                                               850       6.250          01/01/17               999
Georgia State Road & Tollway Authority Revenue
   Bonds                                                   590       5.250          03/01/11               626
Hapeville Development Authority Revenue Bonds,
   weekly demand (E)(u)                                  2,100       3.650          11/01/15             2,100
State of Georgia General Obligation Unlimited            1,000       5.750          08/01/08             1,039
State of Georgia General Obligation Unlimited              600       6.500          12/01/09               652
                                                                                                  ------------
                                                                                                         7,518
                                                                                                  ------------

Hawaii - 0.9%
Kauai County Hawaii General Obligation
   Unlimited, weekly demand (u)(ae)                        375       6.250          08/01/19               409
State of Hawaii General Obligation Unlimited (u)         1,000       5.750          01/01/10             1,061
State of Hawaii General Obligation Unlimited (u)         1,000       5.000          03/01/12             1,056
                                                                                                  ------------
                                                                                                         2,526
                                                                                                  ------------

Idaho - 0.9%
Boise State University Revenue Bonds, semiannual
   demand (u)                                            1,250       5.375          04/01/22             1,329
Idaho Health Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                  1,200       3.650          07/01/35             1,200
                                                                                                  ------------
                                                                                                         2,529
                                                                                                  ------------

Illinois - 4.9%
Chicago Metropolitan Water Reclamation
   District-Greater Chicago General Obligation
   Unlimited                                             2,000       6.500          12/01/07             2,068
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (u)                            750       6.000          01/01/11               807
City of Chicago Illinois Tax Allocation (u)                700    Zero coupon       12/01/07               665
Cook County Community Consolidated School
   District No. 15-Palatine General Obligation
   Limited (u)                                           2,235    Zero coupon       12/01/13             1,634
County of Cook Illinois General Obligation
   Unlimited, weekly demand (u)(ae)                      2,160       5.375          11/15/21             2,308
Illinois Finance Authority Revenue Bonds (u)               400    Zero coupon       01/01/10               349
Illinois Finance Authority Revenue Bonds                   670       5.500          10/01/12               721

                                                       Tax Exempt Bond Fund  129

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Revenue Bonds                   750       5.000          06/01/14               772
Illinois Finance Authority Revenue Bonds, weekly
   demand                                                  575       5.000          04/01/36               578
Illinois Finance Authority Revenue Bonds, weekly
   demand                                                1,350       6.000          11/15/39             1,354
Illinois Health Facilities Authority Revenue
   Bonds                                                   385       6.000          05/15/10               394
Illinois Housing Development Authority Revenue
   Bonds, annual demand (E)                                500       2.790          08/01/17               500
Lake County Community Unit School District No.
   116-Round Lake General Obligation Unlimited
   (u)                                                     400       7.600          02/01/14               491
State of Illinois Revenue Bonds (u)                      1,000       5.000          06/15/16             1,067
                                                                                                  ------------
                                                                                                        13,708
                                                                                                  ------------

Indiana - 3.5%
City of Indianapolis Indiana Revenue Bonds (u)             450       5.000          10/01/06               451
Columbus Multi School Building Corp. Indiana
   Revenue Bonds (u)                                       450       5.000          01/10/10               467
Indiana Bond Bank Revenue Bonds (u)                        315       5.750          08/01/13               330
Indiana Health Facility Financing Authority
   Revenue Bonds                                         1,000       5.500          11/15/10             1,060
Indiana Health Facility Financing Authority
   Revenue Bonds                                         1,000       5.000          11/01/11             1,044
Indiana Health Facility Financing Authority
   Revenue Bonds, annual demand (E)(ae)                  1,220       5.000          11/01/26             1,236
Indiana Health Facility Financing Authority
   Revenue Bonds, weekly demand (E)                      1,800       3.700          03/01/30             1,800
Indiana State Finance Authority Revenue Bonds
   (u)                                                     925       5.000          07/01/11               968
Indiana State Finance Authority Revenue Bonds            1,500       5.250          02/01/18             1,641
Indiana University Revenue Bonds, weekly demand
   (ae)                                                    500       5.750          08/01/10               532
Lawrenceburg Indiana Revenue Bonds, annual
   demand (E)                                              225       2.625          10/01/19               224
                                                                                                  ------------
                                                                                                         9,753
                                                                                                  ------------

Iowa - 0.5%
Iowa Finance Authority Revenue Bonds                       290       6.000          07/01/10               309
Tobacco Settlement Authority of Iowa Revenue
   Bonds, weekly demand (ae)                             1,000       5.600          06/01/35             1,080
                                                                                                  ------------
                                                                                                         1,389
                                                                                                  ------------

Kansas - 0.7%
Butler & Sedgwick Counties Unified School
   District No. 385 Andover General Obligation
   Unlimited (u)                                           500       5.000          09/01/09               517
Kansas Development Finance Authority Revenue
   Bonds (u)                                               150       5.000          08/01/10               157
Kansas Development Finance Authority Revenue
   Bonds (u)                                             1,000       5.000          08/01/13             1,065
Wyandotte County-Kansas City Unified Government
   Revenue Bonds, weekly demand                            305       4.750          12/01/16               309
                                                                                                  ------------
                                                                                                         2,048
                                                                                                  ------------

Louisiana - 1.0%
Louisiana Energy & Power Authority Revenue Bonds
   (u)                                                     200       5.500          01/01/08               205
Louisiana Offshore Terminal Authority Revenue
   Bonds, annual demand (E)                              1,000       4.000          09/01/23             1,000
Morehouse Parish Louisiana Revenue Bonds                 1,500       5.250          11/15/13             1,550
                                                                                                  ------------
                                                                                                         2,755
                                                                                                  ------------

Maine - 0.2%
Bucksport Maine Revenue Bonds                              500       4.000          03/01/14               470
                                                                                                  ------------

 130  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
Maryland - 1.9%
City of Baltimore Maryland Revenue Bonds, weekly
   demand (u)                                            1,500       5.250          09/01/39             1,579
Maryland Health & Higher Educational Facilities
   Authority Revenue Bonds, weekly demand                1,000       5.400          01/01/31             1,015
State of Maryland General Obligation Unlimited           2,500       5.250          03/01/13             2,709
                                                                                                  ------------
                                                                                                         5,303
                                                                                                  ------------

Massachusetts - 2.8%
Commonwealth of Massachusetts General Obligation
   Limited, weekly demand (ae)                             430       6.000          02/01/11               464
Commonwealth of Massachusetts General Obligation
   Limited                                               1,000       5.500          11/01/15             1,104
Commonwealth of Massachusetts General Obligation
   Limited, weekly demand (ae)                           1,000       5.750          10/01/19             1,074
Commonwealth of Massachusetts General Obligation
   Limited, weekly demand (u)(ae)                        1,000       5.250          01/01/22             1,074
Commonwealth of Massachusetts General Obligation
   Unlimited                                             1,000       5.500          10/01/16             1,108
Massachusetts Development Finance Agency Revenue
   Bonds                                                   145       5.125          12/01/11               146
Massachusetts Development Finance Agency Revenue
   Bonds                                                    50       5.150          10/01/14                51
Massachusetts Development Finance Agency Revenue
   Bonds, weekly demand (E)(u)                           1,675       3.640          10/01/42             1,675
Massachusetts Health & Educational Facilities
   Authority Revenue Bonds                                  35       5.000          07/01/07                35
Massachusetts School Building Authority Revenue
   Bonds (u)                                               750       5.000          08/15/13               800
Massachusetts State Port Authority Revenue Bonds           125       5.250          07/01/07               126
Massachusetts State Port Authority Revenue Bonds           150       5.750          07/01/10               160
                                                                                                  ------------
                                                                                                         7,817
                                                                                                  ------------

Michigan - 0.9%
Bishop International Airport Authority Revenue
   Bonds (u)                                               750       5.000          12/01/10               765
Kent Hospital Finance Authority Revenue Bonds              250       5.250          01/15/07               252
Manistee Area Public Schools General Obligation
   Unlimited (u)                                           235       6.000          05/01/08               244
Michigan Municipal Bond Authority Revenue Bonds,
   weekly demand (ae)                                      500       5.750          10/01/11               542
Michigan State Hospital Finance Authority
   Revenue Bonds (u)                                       250       5.000          05/15/07               252
Michigan State Housing Development Authority
   Revenue Bonds (u)                                       500       4.150          10/01/13               504
                                                                                                  ------------
                                                                                                         2,559
                                                                                                  ------------

Minnesota - 0.4%
State of Minnesota General Obligation Unlimited,
   semiannual demand                                     1,000       5.000          06/01/13             1,023
                                                                                                  ------------

Missouri - 0.7%
Joplin Missouri Industrial Development Authority
   Health Revenue Bonds                                    270       5.500          02/15/13               283
Missouri Development Finance Board Revenue
   Bonds, weekly demand                                  1,150       5.000          03/01/28             1,159
Missouri Housing Development Commission Revenue
   Bonds                                                   155       4.350          12/01/07               155
Southeast Missouri State University Revenue
   Bonds (u)                                               250       5.625          04/01/10               265
                                                                                                  ------------
                                                                                                         1,862
                                                                                                  ------------

                                                       Tax Exempt Bond Fund  131

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
Montana - 0.5%
City of Forsyth Montana Revenue Bonds, annual
   demand (E)                                            1,450       5.200          05/01/33             1,484
                                                                                                  ------------

Nevada - 0.3%
Clark County School District General Obligation
   Limited, weekly demand (u)(ae)                          330       5.250          06/15/10               343
Truckee Meadows Water Authority Revenue Bonds
   (u)                                                     500       5.500          07/01/11               536
                                                                                                  ------------
                                                                                                           879
                                                                                                  ------------

New Hampshire - 0.7%
New Hampshire Health & Education Facilities
   Authority Revenue Bonds                                 325       4.600          10/01/07               326
New Hampshire Health & Education Facilities
   Authority Revenue Bonds, weekly demand                1,675       5.000          07/01/32             1,688
                                                                                                  ------------
                                                                                                         2,014
                                                                                                  ------------

New Jersey - 3.8%
New Jersey Economic Development Authority
   Revenue Bonds                                         1,000       5.000          09/01/12             1,055
New Jersey Economic Development Authority
   Revenue Bonds                                         1,000       5.250          03/01/14             1,074
New Jersey Economic Development Authority
   Revenue Bonds                                         1,020       5.375          06/15/15             1,074
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand                          1,500       5.625          06/15/18             1,556
New Jersey Health Care Facilities Financing
   Authority Revenue Bonds, weekly demand                  500       5.250          07/01/25               522
New Jersey State Educational Facilities
   Authority Revenue Bonds                               1,000       5.750          09/01/10             1,068
New Jersey State Housing & Mortgage Finance
   Agency Revenue Bonds (u)                                885       4.300          11/01/07               888
New Jersey State Transit Corp. Certificate of
   Participation (u)                                     1,000       5.500          09/15/07             1,019
New Jersey State Turnpike Authority Revenue
   Bonds (u)                                               500       5.500          01/01/09               520
New Jersey Transportation Trust Fund Authority
   Revenue Bonds                                           500       6.000          06/15/07               510
Tobacco Settlement Financing Corp. Revenue Bonds         1,000       5.500          06/01/11             1,043
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand                                    415       4.375          06/01/19               414
                                                                                                  ------------
                                                                                                        10,743
                                                                                                  ------------

New Mexico - 0.9%
Farmington New Mexico Revenue Bonds, annual
   demand (E)(u)                                         2,500       3.550          04/01/29             2,470
                                                                                                  ------------

New York - 12.8%
Battery Park City Authority Revenue Bonds,
   weekly demand                                         1,500       5.250          11/01/22             1,602
City of New York New York General Obligation
   Unlimited                                               500       5.500          08/01/09               523
City of New York New York General Obligation
   Unlimited                                             1,000       5.250          08/01/10             1,048
City of New York New York General Obligation
   Unlimited                                             1,500       5.000          08/01/11             1,568
City of New York New York General Obligation
   Unlimited, weekly demand                                125       5.750          08/01/11               134
City of New York New York General Obligation
   Unlimited                                               850       5.000          03/01/12               891
City of New York New York General Obligation
   Unlimited                                               750       5.000          11/01/12               790
City of New York New York General Obligation
   Unlimited, weekly demand                                235       5.250          11/01/12               250
City of New York New York General Obligation
   Unlimited                                               470       5.000          08/01/13               496
City of New York New York General Obligation
   Unlimited (u)                                         1,000       5.000          08/01/14             1,062
City of New York New York General Obligation
   Unlimited, weekly demand                              1,500       5.000          08/01/21             1,551
City of New York New York General Obligation
   Unlimited                                             1,500       5.000          11/01/34             1,532
Long Island Power Authority Revenue Bonds,
   weekly demand (u)                                     1,250       5.000          12/01/23             1,308
Long Island Power Authority Revenue Bonds,
   weekly demand                                           330       5.000          12/01/35               339

 132  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Revenue
   Bonds, weekly demand (u)                              1,000       5.000          11/15/30             1,027
New York City Municipal Finance Authority Water
   and Sewer Systems Revenue Bonds, weekly
   demand                                                1,250       5.000          06/15/36             1,288
New York City Municipal Water Finance Authority
   Revenue Bonds                                         1,500       5.250          06/15/12             1,607
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand (u)                      1,000       5.000          06/15/23             1,042
New York City Transitional Finance Authority
   Revenue Bonds                                         1,000       5.500          02/01/09             1,042
New York Mortgage Agency Revenue Bonds, weekly
   demand                                                  465       5.150          04/01/17               473
New York State Dormitory Authority Revenue Bonds
   (u)                                                     815       7.000          07/01/09               859
New York State Dormitory Authority Revenue Bonds
   (u)                                                     960       5.000          02/15/13             1,020
New York State Dormitory Authority Revenue
   Bonds, annual demand (E)                              2,000       5.250          11/15/23             2,127
New York State Dormitory Authority Revenue
   Bonds, weekly demand                                  1,300       5.000          03/15/31             1,348
New York State Environmental Facilities Corp.
   Revenue Bonds                                         1,000       6.000          06/15/12             1,113
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand (u)                      1,500       5.000          06/15/34             1,548
New York State Urban Development Corp. Revenue
   Bonds, annual demand                                    500       5.250          01/01/21               515
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)                                     2,500       5.000          10/15/29             2,597
Suffolk County Industrial Development Agency
   Revenue Bonds, weekly demand                          1,500       5.000          11/01/28             1,506
Suffolk County Judicial Facilities Agency
   Revenue Bonds (u)                                       500       5.500          04/15/09               522
Tobacco Settlement Financing Authority Revenue
   Bonds, weekly demand                                     35       5.500          06/01/10                35
TSASC, Inc. Revenue Bonds (ae)                           1,000       5.500          07/15/13             1,033
TSASC, Inc. Revenue Bonds, weekly demand                 1,165       4.750          06/01/22             1,152
United Nations Development Corp. Revenue Bonds,
   weekly demand                                         1,000       5.000          07/01/11             1,016
                                                                                                  ------------
                                                                                                        35,964
                                                                                                  ------------

North Carolina - 1.5%
North Carolina Eastern Municipal Power Agency
   Revenue Bonds                                           250       5.500          01/01/10               261
North Carolina Medical Care Commission Revenue
   Bonds, weekly demand                                    750       5.400          10/01/27               757
North Carolina Municipal Power Agency No 1
   Catawba Revenue Bonds, semiannual demand (u)          1,500       6.000          01/01/12             1,653
North Carolina Municipal Power Agency No 1
   Catawba Revenue Bonds                                   200       5.500          01/01/13               214
State of North Carolina General Obligation
   Unlimited                                             1,000       5.000          03/01/12             1,061
University of North Carolina at Chapel Hill
   Revenue Bonds, weekly demand (E)                        200       3.650          02/15/31               200
                                                                                                  ------------
                                                                                                         4,146
                                                                                                  ------------

Ohio - 1.1%
City of Columbus Ohio General Obligation Limited           585       5.250          01/01/11               620
Jackson Local School District Stark & Summit
   Counties General Obligation Unlimited (u)               500    Zero coupon       12/01/07               475
Ohio State Building Authority Revenue Bonds                575       5.750          04/01/08               594
Ohio State Higher Educational Facility
   Commission Revenue Bonds                              1,000       5.000          12/01/09             1,032
University of Cincinnati Revenue Bonds (u)                 300       5.500          06/01/08               309
                                                                                                  ------------
                                                                                                         3,030
                                                                                                  ------------

                                                       Tax Exempt Bond Fund  133

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%
Oklahoma Development Finance Authority Revenue
   Bonds                                                   275       5.000          10/01/13               280
Oklahoma Housing Finance Agency Revenue Bonds,
   weekly demand                                            70       7.600          09/01/15                72
Tulsa Industrial Authority Revenue Bonds, weekly
   demand                                                1,000       5.000          10/01/37             1,002
                                                                                                  ------------
                                                                                                         1,354
                                                                                                  ------------

Oregon - 1.4%
Clackamas County School District No. 62C Oregon
   City General Obligation Unlimited, weekly
   demand (ae)                                             435       6.000          06/15/11               469
Oregon State Department of Administrative
   Services Revenue Bonds (u)                            1,000       5.000          09/01/08             1,025
Oregon State Department of Administrative
   Services Revenue Bonds, weekly demand (u)               750       5.250          04/01/10               784
Oregon State Department of Transportation
   Revenue Bonds                                         1,000       5.000          11/15/13             1,066
State of Oregon General Obligation Limited,
   weekly demand                                           745       5.700          10/01/32               756
                                                                                                  ------------
                                                                                                         4,100
                                                                                                  ------------

Pennsylvania - 3.9%
Allegheny County Port Authority Revenue Bonds,
   weekly demand (u)                                       250       5.500          03/01/17               266
Berks County Vocational Technical School
   Authority Revenue Bonds (u)                           1,260       5.000          06/01/15             1,349
City of Philadelphia Pennsylvania Revenue Bonds
   (u)                                                     500       5.500          07/01/07               508
Commonwealth of Pennsylvania General Obligation
   Unlimited (u)                                         1,300       5.375          07/01/17             1,442
County of Allegheny Pennsylvania General
   Obligation Unlimited (u)                              1,000       5.000          10/01/15             1,067
Erie County Industrial Development Authority
   Revenue Bonds                                           180       5.300          04/01/12               186
Lancaster County Hospital Authority Revenue
   Bonds, weekly demand (E)(u)                           1,800       3.680          12/01/32             1,800
Lancaster Higher Education Authority Revenue
   Bonds, weekly demand                                  1,705       5.000          04/15/25             1,762
Montgomery County Higher Education & Health
   Authority Revenue Bonds, weekly demand                1,000       5.125          06/01/32             1,019
Norwin School District General Obligation
   Unlimited, weekly demand (u)(ae)                        250       6.000          04/01/20               267
Philadelphia Authority for Industrial
   Development Revenue Bonds, weekly demand
   (E)(u)                                                  560       3.680          03/01/27               560
Sayre Health Care Facilities Authority Revenue
   Bonds, weekly demand                                    625       5.300          12/01/12               643
                                                                                                  ------------
                                                                                                        10,869
                                                                                                  ------------

Puerto Rico - 5.8%
Commonwealth of Puerto Rico General Obligation
   Unlimited, weekly demand (u)                          1,000       5.250          07/01/27             1,053
Government Development Bank for Puerto Rico
   Revenue Bonds                                         3,250       5.000          12/01/09             3,330
Puerto Rico Convention Center Authority Revenue
   Bonds, weekly demand (u)                              1,250       5.000          07/01/31             1,301
Puerto Rico Electric Power Authority Revenue
   Bonds                                                   500       5.000          07/01/08               509
Puerto Rico Electric Power Authority Revenue
   Bonds (u)                                               360       5.000          07/01/13               383
Puerto Rico Electric Power Authority Revenue
   Bonds (u)                                               500       5.500          07/01/17               556
Puerto Rico Highway & Transportation Authority
   Revenue Bonds                                         2,000       5.000          07/01/13             2,077
Puerto Rico Public Buildings Authority Revenue
   Bonds, annual demand (E)                              1,500       4.500          07/01/22             1,506
Puerto Rico Public Buildings Authority Revenue
   Bonds, weekly demand                                  2,000       5.500          07/01/23             2,114
Puerto Rico Public Finance Corp. Revenue Bonds,
   annual demand (E)(u)                                  3,250       5.750          08/01/27             3,452
                                                                                                  ------------
                                                                                                        16,281
                                                                                                  ------------

Rhode Island - 0.4%
Rhode Island Economic Development Corp. Revenue
   Bonds (u)                                             1,000       5.000          06/15/12             1,059
                                                                                                  ------------

 134  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
South Carolina - 2.5%
Greenville County School District Revenue Bonds          1,000       5.000          12/01/11             1,047
Greenville County School District Revenue Bonds,
   weekly demand                                         1,500       5.000          12/01/28             1,534
Richland-Lexington Airport District Revenue
   Bonds (u)                                               500       5.000          01/01/09               514
Richland-Lexington Airport District Revenue
   Bonds (u)                                               440       5.000          01/01/10               456
South Carolina State Public Service Authority
   Revenue Bonds, weekly demand (u)                        375       5.500          01/01/11               398
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly demand (u)                 2,500       5.250          10/01/31             2,605
Spartanburg County South Carolina Revenue Bonds
   (u)                                                     500       6.000          04/15/07               508
                                                                                                  ------------
                                                                                                         7,062
                                                                                                  ------------

South Dakota - 0.5%
South Dakota State Building Authority Revenue
   Bonds (u)                                             1,330       5.000          09/01/12             1,408
                                                                                                  ------------

Tennessee - 1.8%
Chattanooga Health Educational & Housing
   Facility Board Revenue Bonds, weekly demand           1,000       5.000          10/01/25               973
Clarksville Natural Gas Acquisition Corp.
   Revenue Bonds                                         1,000       5.000          12/15/14             1,052
Metropolitan Government Nashville & Davidson
   County Health & Educational Facility Board
   Revenue Bonds                                           920       5.000          11/01/06               923
Tennessee Energy Acquisition Corp. Revenue Bonds         1,000       5.250          09/01/17             1,075
Tennessee Housing Development Agency Revenue
   Bonds, weekly demand                                    950       5.375          01/01/18               984
                                                                                                  ------------
                                                                                                         5,007
                                                                                                  ------------

Texas - 9.9%
Alvin Independent School District General
   Obligation Unlimited                                    515       6.750          08/15/09               558
Alvin Independent School District General
   Obligation Unlimited                                    545       6.750          08/15/10               603
Boerne Independent School District General
   Obligation Unlimited, weekly demand                   1,380       5.250          02/01/27             1,451
Boerne Independent School District General
   Obligation Unlimited, weekly demand                   1,500       5.250          02/01/29             1,575
Brazos River Harbor Navigation District Revenue
   Bonds (E)                                               220       4.750          05/15/33               221
Canadian River Municipal Water Authority Revenue
   Bonds (u)                                             1,080       5.000          02/15/11             1,131
Canadian River Municipal Water Authority Revenue
   Bonds, weekly demand (u)                                800       5.000          02/15/17               849
Canadian River Municipal Water Authority Revenue
   Bonds, weekly demand (u)                                415       5.000          02/15/18               439
City of San Antonio Texas Revenue Bonds                  1,000       5.250          02/01/13             1,073
County of Harris Texas General Obligation
   Limited                                               1,435       5.250          08/15/09             1,493
County of Harris Texas Revenue Bonds, annual
   demand (E)(u)                                         1,500       5.000          08/15/21             1,548
County of Travis Texas General Obligation
   Limited                                               1,000       5.250          03/01/10             1,048
Dallas Independent School District General
   Obligation Unlimited                                  2,100       5.000          02/15/14             2,230
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)                                     1,500       5.875          05/15/17             1,588
North Texas Tollway Authority Revenue Bonds,
   annual demand (E)(u)(ae)                                 15       5.000          01/01/18                15
North Texas Tollway Authority Revenue Bonds,
   annual demand (E)(u)                                    985       5.000          01/01/18             1,006
Port of Corpus Christi Authority of Nueces
   County Texas Revenue Bonds, weekly demand               385       5.350          11/01/10               390
Round Rock Independent School District General
   Obligation Unlimited                                  1,000       6.500          08/01/10             1,097
Round Rock Independent School District General
   Obligation Unlimited                                    430       5.375          08/01/12               463

                                                       Tax Exempt Bond Fund  135

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
Round Rock Independent School District General
   Obligation Unlimited, weekly demand (ae)                750       6.500          08/01/11               825
Sabine River Authority Revenue Bonds, weekly
   demand                                                1,500       5.199          05/01/28             1,534
Texas A & M University Revenue Bonds                     1,000       5.000          07/01/08             1,023
Texas State Transportation Commission Revenue
   Bonds, weekly demand                                  1,415       5.000          04/01/25             1,472
Texas Water Development Board Revenue Bonds,
   weekly demand                                           500       5.250          07/15/17               503
Tyler Independent School District General
   Obligation Unlimited                                  1,350       5.000          02/15/10             1,397
University of Houston Revenue Bonds, weekly
   demand (u)(ae)                                        2,000       5.500          02/15/30             2,113
Waco Health Facilities Development Corp. Revenue
   Bonds                                                   250       5.200          11/15/06               251
                                                                                                  ------------
                                                                                                        27,896
                                                                                                  ------------

Utah - 0.6%
County of Utah Utah Revenue Bonds, annual demand           200       5.050          11/01/17               209
Intermountain Power Agency Revenue Bonds (u)             1,400       6.500          07/01/10             1,536
                                                                                                  ------------
                                                                                                         1,745
                                                                                                  ------------

Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue
   Bonds                                                   200       5.000          10/01/13               208
Virgin Islands Public Finance Authority Revenue
   Bonds, weekly demand                                  2,500       5.500          10/01/14             2,584
                                                                                                  ------------
                                                                                                         2,792
                                                                                                  ------------

Virginia - 1.0%
Suffolk Industrial Development Authority Revenue
   Bonds, weekly demand                                    500       5.300          09/01/31               495
Virginia College Building Authority Revenue
   Bonds, weekly demand                                  1,000       5.000          06/01/36             1,005
Virginia Commonwealth Transportation Board
   Revenue Bonds, weekly demand                            360       5.375          05/15/12               385
Virginia Housing Development Authority Revenue
   Bonds, weekly demand (u)                                400       5.375          07/01/36               418
Virginia Public Building Authority Revenue Bonds           500       5.750          08/01/07               510
                                                                                                  ------------
                                                                                                         2,813
                                                                                                  ------------

Washington - 1.8%
Energy Northwest Revenue Bonds                           1,000       5.000          07/01/11             1,048
King County School District No. 405 Bellevue
   General Obligation Unlimited (u)                      1,000       5.000          12/01/14             1,067
Kitsap County Washington General Obligation
   Limited, weekly demand (u)(ae)                          775       5.750          07/01/14               830
Tobacco Settlement Authority of Washington
   Revenue Bonds, weekly demand                            865       6.500          06/01/26               943
Washington Public Power Supply System Revenue
   Bonds                                                 1,000       7.000          07/01/08             1,059
                                                                                                  ------------
                                                                                                         4,947
                                                                                                  ------------

Wisconsin - 1.3%
City of Madison Wisconsin Revenue Bonds, annual
   demand                                                  280       4.875          10/01/27               290
Oconto Falls Public School District General
   Obligation Unlimited, weekly demand (u)(ae)             750       5.750          03/01/13               811
State of Wisconsin General Obligation Unlimited            625       5.125          11/01/11               661
Wisconsin Housing & Economic Development
   Authority Revenue Bonds, weekly demand                   50       6.850          11/01/12                51
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds (u)                           1,425       5.000          12/01/10             1,483

 136  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE           MARKET
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds                                 210       5.250          05/01/12               216
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds                                 220       5.250          05/01/13               226
                                                                                                  ------------
                                                                                                         3,738
                                                                                                  ------------

TOTAL MUNICIPAL BONDS (cost $276,356)                                                                  276,081
                                                                                                  ------------

SHORT-TERM INVESTMENTS - 0.9%
Russell Investment Company Tax Free Money Market
   Fund                                              2,614,848                                           2,615
                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (cost $2,615)                                                               2,615
                                                                                                  ------------

TOTAL INVESTMENTS - 99.2% (identified cost $278,971)                                                   278,696

OTHER ASSETS AND LIABILITIES, NET - 0.8%                                                                 2,289
                                                                                                  ------------

NET ASSETS - 100%                                                                                      280,985
                                                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Tax Exempt Bond Fund  137

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

                                                                     %
----------------------------------------------------------------------------
QUALITY RATINGS AS A % VALUE
AAA                                                                  48
AA                                                                   19
A                                                                    16
BBB                                                                  14
BB                                                                    1
Other                                                                 2
                                                                    ---
                                                                    100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                                   27
Other Revenue                                                        16
Utilities Revenue                                                    13
Health Care Revenue                                                  12
Education Revenue                                                    11
Industrial Revenue                                                   10
Pollution Control Revenue                                             5
Leasing Revenue                                                       3
Housing Revenue                                                       2
Cash Equivalents                                                      1
                                                                    ---
                                                                    100
                                                                    ===

See accompanying notes which are an integral part of the schedules of investments.

 138  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.5%
Auto and Transportation - 1.5%
Burlington Northern Santa Fe Corp.                     15,520           1,069
CSX Corp.                                              15,000             910
FedEx Corp.                                             8,400             880
Harley-Davidson, Inc.                                   3,100             177
Norfolk Southern Corp.                                 37,600           1,633
Southwest Airlines Co.                                 60,100           1,081
Toyota Motor Corp. - ADR                                9,970           1,049
                                                                 ------------
                                                                        6,799
                                                                 ------------

Consumer Discretionary - 15.4%
Abercrombie & Fitch Co. Class A                        10,700             567
Allied Waste Industries, Inc. (AE)                    176,600           1,794
Apollo Group, Inc. Class A (AE)                        65,200           3,085
Best Buy Co., Inc.                                     22,260           1,009
CBS Corp. Class B                                      32,650             896
Coach, Inc. (AE)                                       48,150           1,382
eBay, Inc. (AE)                                       181,100           4,359
Electronic Arts, Inc. (AE)                              3,400             160
EW Scripps Co. Class A                                 16,900             722
Federated Department Stores, Inc.                      99,500           3,493
Gannett Co., Inc.                                      15,500             808
Google, Inc. Class A (AE)                              24,480           9,464
Harrah's Entertainment, Inc.                            9,200             553
Hilton Hotels Corp.                                     6,600             158
Home Depot, Inc.                                       19,600             680
International Game Technology                          28,060           1,085
Iron Mountain, Inc. (AE)                               24,600           1,009
JC Penney Co., Inc.                                     7,200             453
Jones Apparel Group, Inc.                              18,900             559
Kohl's Corp. (AE)                                       8,300             470
Las Vegas Sands Corp. (AE)                             21,040           1,305
Lowe's Cos., Inc. (N)                                 146,800           4,162
Mattel, Inc.                                           38,800             700
McDonald's Corp.                                       79,800           2,824
News Corp. Class A                                     90,000           1,732
Nike, Inc. Class B                                     23,300           1,841
Omnicom Group, Inc.                                    14,110           1,249
Scientific Games Corp. (AE)(N)                         40,580           1,378
Staples, Inc.                                          33,700             729
Starbucks Corp. (AE)                                  224,140           7,679
Starwood Hotels & Resorts Worldwide, Inc. (o)          17,350             912
Target Corp.                                           22,900           1,052
Time Warner, Inc.                                     126,175           2,082
VF Corp.                                               15,800           1,072
Viacom, Inc. Class A (AE)                              30,750           1,072
Wal-Mart Stores, Inc.                                  33,700           1,500
Walt Disney Co.                                        80,000           2,375
Wendy's International, Inc.                             1,900             114
Yahoo!, Inc. (AE)                                      90,800           2,464

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yum! Brands, Inc.                                       8,000             360
                                                                 ------------
                                                                       69,308
                                                                 ------------

Consumer Staples - 5.4%
Altria Group, Inc.                                     67,600           5,406
Coca-Cola Co. (The)                                    67,000           2,982
ConAgra Foods, Inc.                                    33,300             716
CVS Corp.                                              35,400           1,158
General Mills, Inc.                                    13,700             711
Kraft Foods, Inc. Class A (N)                           5,500             178
PepsiCo, Inc.                                          58,180           3,688
Procter & Gamble Co.                                   92,725           5,211
Walgreen Co.                                           59,800           2,797
Whole Foods Market, Inc.                               23,020           1,324
                                                                 ------------
                                                                       24,171
                                                                 ------------

Financial Services - 21.4%
Aflac, Inc.                                             3,800             168
AllianceBernstein Holding, LP                          33,600           2,184
Allstate Corp. (The)                                   66,200           3,762
AMBAC Financial Group, Inc.                            23,800           1,978
American Express Co.                                   52,190           2,717
American International Group, Inc.                     84,400           5,121
Apartment Investment & Management Co. Class A
   (o)                                                  1,000              48
Assurant, Inc.                                          6,900             332
Bank of America Corp.                                 112,379           5,791
Bank of New York Co., Inc. (The)                       27,500             924
Capital One Financial Corp.                             7,554             584
Charles Schwab Corp. (The)                            131,890           2,094
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                   11,140           5,138
Cigna Corp.                                             8,900             812
CIT Group, Inc.                                        19,000             872
Citigroup, Inc.                                       125,300           6,053
City National Corp.                                       500              33
Compass Bancshares, Inc.                                6,000             354
Countrywide Financial Corp.                           121,100           4,339
E*Trade Financial Corp. (AE)                           18,600             434
First Data Corp.                                        2,440             100
Genworth Financial, Inc. Class A                       10,400             357
Goldman Sachs Group, Inc.                              44,960           6,868
Hartford Financial Services Group, Inc.                10,100             857
Hospitality Properties Trust (o)                          600              26
Host Hotels & Resorts, Inc. (o)                        19,332             410
IntercontinentalExchange, Inc. (AE)(N)                 30,200           1,800
Janus Capital Group, Inc.                              62,600           1,014

                                                 Tax-Managed Large Cap Fund  139

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.                                   37,800           1,724
Lehman Brothers Holdings, Inc.                         39,600           2,572
Lincoln National Corp.                                  7,500             425
MBIA, Inc.                                             12,900             759
Merrill Lynch & Co., Inc.                              32,300           2,352
Metlife, Inc.                                             100               5
Moody's Corp.                                          47,600           2,612
Morgan Stanley                                        106,500           7,082
North Fork Bancorporation, Inc.                       141,400           4,006
Piper Jaffray Cos., Inc. (AE)(N)                          700              36
ProLogis (o)                                            7,200             399
Simon Property Group, Inc. (o)                          1,900             163
St. Paul Travelers Cos., Inc. (The)                     6,700             307
State Street Corp.                                     23,700           1,423
SunTrust Banks, Inc.                                    3,600             284
Torchmark Corp.                                         7,900             478
UBS AG                                                 15,520             844
US Bancorp                                            158,600           5,075
Wachovia Corp.                                         23,100           1,239
Washington Mutual, Inc. (N)                            90,500           4,045
Wells Fargo & Co.                                      72,300           5,230
WR Berkley Corp.                                        2,400              86
                                                                 ------------
                                                                       96,316
                                                                 ------------

Health Care - 14.7%
Abbott Laboratories                                    50,600           2,417
Abraxis BioScience, Inc. (AE)(N)                       33,300             668
Aetna, Inc.                                            73,800           2,324
Allergan, Inc. (N)                                     35,920           3,874
Amgen, Inc. (AE)                                       24,900           1,737
Baxter International, Inc.                             14,700             617
Biomet, Inc. (AE)                                       3,100             102
Boston Scientific Corp. (AE)                           36,285             617
Celgene Corp. (AE)(N)                                  30,220           1,447
DaVita, Inc. (AE)                                       8,660             433
Eli Lilly & Co.                                        16,300             925
Express Scripts, Inc. Class A (AE)                     15,420           1,188
Forest Laboratories, Inc. (AE)                         12,100             560
Genentech, Inc. (AE)                                   78,780           6,367
Genzyme Corp. (AE)                                     59,600           4,070
Gilead Sciences, Inc. (AE)                             46,760           2,875
GlaxoSmithKline PLC - ADR                              12,300             681
HCA, Inc.                                               6,000             295
Intuitive Surgical, Inc. (AE)(N)                       19,070           1,815
Johnson & Johnson                                      47,000           2,940
Medtronic, Inc.                                        33,000           1,667
Merck & Co., Inc.                                      61,200           2,465
Patterson Cos., Inc. (AE)(N)                           29,700             988
Pfizer, Inc.                                          146,600           3,810
Quest Diagnostics, Inc.                                11,460             689
Schering-Plough Corp.                                  44,100             901
Sepracor, Inc. (AE)(N)                                 14,700             726
Shire Pharmaceuticals PLC - ADR (N)                    28,360           1,376

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stryker Corp.                                          43,900           1,998
Teva Pharmaceutical Industries, Ltd. - ADR            101,400           3,354
UnitedHealth Group, Inc.                                4,000             191
Varian Medical Systems, Inc. (AE)                      31,800           1,441
WellPoint, Inc. (AE)                                   87,290           6,503
Wyeth                                                  55,900           2,710
Zimmer Holdings, Inc. (AE)                             20,900           1,322
                                                                 ------------
                                                                       66,093
                                                                 ------------

Integrated Oils - 4.8%
BP PLC - ADR                                           19,100           1,385
Chevron Corp.                                          50,687           3,334
ConocoPhillips                                         89,879           6,169
Exxon Mobil Corp.                                      98,546           6,676
Marathon Oil Corp.                                     38,200           3,462
Occidental Petroleum Corp.                              2,400             259
Royal Dutch Shell PLC - ADR                             7,300             517
                                                                 ------------
                                                                       21,802
                                                                 ------------

Materials and Processing - 2.1%
Air Products & Chemicals, Inc.                         10,400             665
Alcoa, Inc.                                            14,900             446
Archer-Daniels-Midland Co.                             35,800           1,575
Cemex SA de CV - ADR (AE)                              48,880           1,384
Dow Chemical Co. (The)                                  4,000             138
Eastman Chemical Co. (N)                                6,900             343
Masco Corp.                                            12,100             323
Monsanto Co.                                           14,600             628
Praxair, Inc.                                          11,700             642
Temple-Inland, Inc.                                    11,600             494
United States Steel Corp.                              43,100           2,718
                                                                 ------------
                                                                        9,356
                                                                 ------------

Miscellaneous - 5.0%
Eaton Corp.                                            19,600           1,256
Fortune Brands, Inc.                                    9,800             711
General Electric Co.                                  343,520          11,230
Honeywell International, Inc.                           4,400             170
ITT Corp.                                              71,300           3,604
Johnson Controls, Inc.                                 16,500           1,267
Textron, Inc.                                          28,570           2,569
Tyco International, Ltd.                               64,100           1,672
                                                                 ------------
                                                                       22,479
                                                                 ------------

Other Energy - 3.4%
Anadarko Petroleum Corp.                               30,200           1,381
Apache Corp.                                           52,700           3,714

 140  Tax-Managed Large Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BJ Services Co.                                         4,600             167
Devon Energy Corp.                                     11,900             769
Dynegy, Inc. Class A (AE)                                 700               4
Halliburton Co.                                        15,600             521
Peabody Energy Corp.                                   22,690           1,132
Schlumberger, Ltd.                                     47,900           3,202
Valero Energy Corp.                                    38,500           2,596
Weatherford International, Ltd. (AE)                   10,900             511
XTO Energy, Inc.                                       32,760           1,539
                                                                 ------------
                                                                       15,536
                                                                 ------------

Producer Durables - 4.1%
ACCO Brands Corp. (AE)(N)                                 470               9
American Tower Corp. Class A (AE)                      14,600             494
Applied Materials, Inc.                                99,810           1,571
Boeing Co.                                             27,310           2,114
Caterpillar, Inc.                                      19,360           1,372
Centex Corp.                                            1,400              66
Deere & Co.                                             3,100             225
DR Horton, Inc.                                           200               4
Emerson Electric Co.                                    7,300             576
Ingersoll-Rand Co., Ltd. Class A                       20,400             730
KB Home (N)                                             1,800              77
Lennar Corp. Class A                                    1,200              54
Lexmark International, Inc. Class A (AE)               31,100           1,681
Lockheed Martin Corp.                                   9,400             749
Nokia OYJ - ADR                                        35,300             701
Northrop Grumman Corp.                                 12,000             794
Parker Hannifin Corp.                                   8,000             578
Thermo Electron Corp. (AE)                             17,870             661
Toll Brothers, Inc. (AE)                                2,900              74
United Technologies Corp.                              93,100           5,790
                                                                 ------------
                                                                       18,320
                                                                 ------------

Technology - 12.1%
Akamai Technologies, Inc. (AE)(N)                      34,720           1,376
Altera Corp. (AE)                                      54,700             947
Analog Devices, Inc.                                    5,600             181
Apple Computer, Inc. (AE)                              61,920           4,208
Broadcom Corp. Class A (AE)                             7,300             175
Cisco Systems, Inc. (AE)                              219,730           3,922
Computer Sciences Corp. (AE)(N)                        12,200             639
Corning, Inc. (AE)                                    151,010           2,880
Dell, Inc. (AE)                                        12,700             275
Electronics for Imaging, Inc. (AE)                     40,800             823
EMC Corp. (AE)                                        119,000           1,208
Freescale Semiconductor, Inc. Class B                  95,600           2,727
Hewlett-Packard Co.                                   176,190           5,622
Ingram Micro, Inc. Class A (AE)                        68,400           1,206
Intel Corp.                                            52,400             943
International Business Machines Corp.                  80,600           6,239
Intersil Corp. Class A                                  1,700              40

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jabil Circuit, Inc.                                    32,600             753
JDS Uniphase Corp. (AE)(N)                            179,780             383
Juniper Networks, Inc. (AE)                            15,400             207
Linear Technology Corp. (N)                            10,800             350
Microsoft Corp.                                       211,900           5,092
Motorola, Inc.                                         43,600             992
NCR Corp. (AE)                                         22,300             717
Oracle Corp. (AE)                                     115,700           1,732
Qualcomm, Inc.                                        146,380           5,161
Raytheon Co.                                           11,500             518
Red Hat, Inc. (AE)(N)                                  79,700           1,887
Salesforce.com, Inc. (AE)(N)                           22,030             566
Seagate Technology, Inc. (AE)                          26,700              --
Sun Microsystems, Inc. (AE)                           338,250           1,472
Sybase, Inc. (AE)                                      25,600             539
Texas Instruments, Inc.                                20,200             602
Xilinx, Inc.                                           17,500             355
                                                                 ------------
                                                                       54,737
                                                                 ------------

Utilities - 5.6%
Alltel Corp.                                           11,500             634
America Movil SA de CV
   Series L                                            52,100           1,864
AT&T, Inc.                                             99,419           2,982
BellSouth Corp.                                        29,100           1,140
Comcast Corp. Class A (AE)                             55,600           1,911
Comcast Corp. (AE)                                        800              27
Constellation Energy Group, Inc.                        5,400             313
Dominion Resources, Inc.                                  300              24
Duke Energy Corp.                                       6,100             185
Edison International                                   26,300           1,088
Embarq Corp. (AE)                                      17,052             772
Entergy Corp.                                           1,000              77
Exelon Corp.                                           32,800           1,899
FirstEnergy Corp.                                         900              50
NII Holdings, Inc. (AE)                                23,000           1,214
Northeast Utilities                                    16,300             365
PG&E Corp. (N)                                         46,600           1,942
Pinnacle West Capital Corp. (N)                        18,800             809
PPL Corp.                                               1,600              54
Sierra Pacific Resources (AE)                          15,400             223
Sprint Nextel Corp.                                   142,156           2,815
TXU Corp.                                               4,400             283
Verizon Communications, Inc.                          115,680           3,912

                                                 Tax-Managed Large Cap Fund  141

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Windstream Corp. Class W (AE)                          11,890             149
Xcel Energy, Inc. (N)                                  23,300             467
                                                                 ------------
                                                                       25,199
                                                                 ------------

TOTAL COMMON STOCKS
(cost $351,156)                                                       430,116
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.6%
Russell Investment Company Money
   Market Fund                                     19,304,000          19,304
United States Treasury Bills (c)(z)(sec.)
   4.810% due 09/14/06                                  1,500           1,491
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,795)                                                         20,795
                                                                 ------------

OTHER SECURITIES - 4.2%
Russell Investment Company Money
   Market Fund (X)                                  5,483,725           5,484
State Street Securities Lending
   Quality Trust (X)                               13,323,998          13,324
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $18,808)                                                         18,808
                                                                 ------------

TOTAL INVESTMENTS - 104.3%
(identified cost $390,759)                                            469,719

OTHER ASSETS AND LIABILITIES,
NET - (4.3%)                                                          (19,396)
                                                                 ------------

NET ASSETS - 100.0%                                                   450,323
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME) expiration date 09/06
   (110)                                                7,050               12
S&P 500 Index (CME)
   expiration date 09/06 (42)                          13,459              186
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  198
                                                                  ============

See accompanying notes which are an integral part of the schedules of investments.

 142  Tax-Managed Large Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.7%
Auto and Transportation - 3.8%
AAR Corp. (AE)(N)                                      19,175             454
Airtran Holdings, Inc. (AE)(N)                         25,391             318
American Commercial Lines, Inc. (AE)(N)                 6,245             343
AMR Corp. (AE)(N)                                       9,300             205
ArvinMeritor, Inc. (N)                                  8,240             136
Con-way, Inc.                                           3,310             164
Fleetwood Enterprises, Inc. (AE)(N)                    37,242             265
Forward Air Corp. (N)                                  23,375             750
General Maritime Corp. (N)                             14,496             526
Genesee & Wyoming, Inc. Class A (AE)                    5,331             140
Gentex Corp. (N)                                       11,610             155
Keystone Automotive Industries, Inc. (AE)(N)           16,565             707
Landstar System, Inc.                                  11,500             491
Modine Manufacturing Co.                                2,700              64
Overseas Shipholding Group, Inc.                        5,400             348
RailAmerica, Inc. (AE)                                  9,000              90
Skywest, Inc.                                           5,380             130
Strattec Security Corp. (AE)                            2,790             112
Superior Industries International (N)                   5,400              98
US Airways Group, Inc. (AE)(N)                          5,710             261
Visteon Corp. (AE)(N)                                  81,566             582
Wabtec Corp.                                           26,665             708
Winnebago Industries, Inc. (N)                         14,481             419
                                                                 ------------
                                                                        7,466
                                                                 ------------

Consumer Discretionary - 17.2%
Aaron Rents, Inc. (N)                                  11,869             287
Activision, Inc. (AE)                                  16,290             195
Advisory Board Co. (The) (AE)                           6,307             292
Advo, Inc. (N)                                          5,650             205
Aeropostale, Inc. (AE)(N)                               9,690             268
Alderwoods Group, Inc. (AE)(N)                          4,200              82
America's Car-Mart, Inc. (AE)(N)                        2,397              37
AMN Healthcare Services, Inc. (AE)                      7,590             170
AnnTaylor Stores Corp. (AE)                             4,200             172
Applebees International, Inc. (N)                       9,745             173
aQuantive, Inc. (AE)(N)                                33,800             693
Arbitron, Inc. (N)                                     17,055             624
Big 5 Sporting Goods Corp. (N)                         10,660             207
Bright Horizons Family Solutions, Inc. (AE)             7,800             300
Casual Male Retail Group, Inc. (AE)(N)                 61,256             683
CDI Corp. (N)                                           5,480             107
Central European Distribution Corp. (AE)(N)            11,813             285
Corinthian Colleges, Inc. (AE)(N)                      43,542             584
Corrections Corp. of America (AE)                       3,435             188
Cost Plus, Inc. (AE)(N)                                31,824             429

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cox Radio, Inc. Class A (AE)(N)                        40,419             592
Crown Media Holdings, Inc. Class A (AE)(N)              6,625              27
DeVry, Inc. (AE)(N)                                    23,321             492
DiamondCluster International, Inc. Class A
   (AE)(N)                                             60,042             542
Discovery Holding Co. Class A (AE)                      4,050              54
DreamWorks Animation SKG, Inc. Class A (AE)             6,140             129
Earthlink, Inc. (AE)(N)                                14,900             107
Fossil, Inc. (AE)(N)                                   29,336             533
FTI Consulting, Inc. (AE)(N)                           41,274           1,083
Getty Images, Inc. (AE)(N)                             12,160             567
Global Imaging Systems, Inc. (AE)                      11,425             483
Greenfield Online, Inc. (AE)(N)                        29,790             210
Harman International Industries, Inc.                   3,200             257
Harte-Hanks, Inc.                                       5,960             143
Haverty Furniture Cos., Inc. (N)                        4,200              65
Hearst-Argyle Television, Inc. Class A                  6,010             120
HOT Topic, Inc. (AE)(N)                                40,900             602
Hudson Highland Group, Inc. (AE)(N)                     4,720              47
International Speedway Corp. Class A                    3,790             171
inVentiv Health, Inc. (AE)                              5,220             146
Ipass, Inc. (AE)(N)                                    68,513             348
Jarden Corp. (AE)(N)                                   18,715             543
John Wiley & Sons, Inc. Class A                         4,290             142
JOS A Bank Clothiers, Inc. (AE)(N)                      1,758              44
Kellwood Co. (N)                                        6,060             160
Kelly Services, Inc. Class A                            5,540             150
Krispy Kreme Doughnuts, Inc. (AE)(N)                   20,600             174
Lamar Advertising Co. Class A (AE)                      4,000             196
Landry's Restaurants, Inc. (N)                          6,600             187
Lodgenet Entertainment Corp. (AE)(N)                    2,500              47
Matthews International Corp. Class A (N)                6,060             208
MAXIMUS, Inc.                                           3,632              99
McClatchy Co. Class A                                   3,820             162
Men's Wearhouse, Inc. (The)                             4,230             132
Michaels Stores, Inc.                                   3,900             165
Monster Worldwide, Inc. (AE)                            7,050             282
MPS Group, Inc. (AE)                                   38,040             494
MSC Industrial Direct Co., Inc. Class A                 8,069             333
Navigant Consulting, Inc. (AE)(N)                      28,155             537
New York & Co., Inc. (AE)(N)                           43,780             444
Nutri System, Inc. (AE)(N)                              6,900             365
O'Charleys, Inc. (AE)                                  33,778             540
Oxford Industries, Inc. (N)                             8,000             284

                                           Tax-Managed Mid & Small Cap Fund  143

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petco Animal Supplies, Inc. (AE)                       59,107           1,659
PF Chang's China Bistro, Inc. (AE)(N)                  24,830             751
Playboy Enterprises, Inc. Class B (AE)(N)               3,646              36
Polo Ralph Lauren Corp. Class A                         6,110             348
RadioShack Corp.                                        9,750             158
RC2 Corp. (AE)                                         14,700             498
Reader's Digest Association, Inc. (The) (N)            39,397             538
Red Robin Gourmet Burgers, Inc. (AE)(N)                 4,800             186
Rent-A-Center, Inc. Class A (AE)                        8,837             238
School Specialty, Inc. (AE)(N)                         15,076             482
Scientific Games Corp. (AE)(N)                         13,380             455
Service Corp. International                            21,330             160
ServiceMaster Co. (The)                                17,210             177
Sharper Image Corp. (AE)(N)                             8,900              96
Shuffle Master, Inc. (AE)(N)                           40,288           1,174
Sirva, Inc. (AE)(N)                                    18,230             100
Sohu.com, Inc. (AE)(N)                                 16,840             355
Startek, Inc.                                           8,500             113
Station Casinos, Inc. (N)                              10,600             582
Strayer Education, Inc. (N)                            17,136           1,857
Sturm Ruger & Co., Inc. (N)                            54,358             363
Tetra Tech, Inc. (AE)                                   3,737              60
Toro Co.                                                4,270             177
Tractor Supply Co. (AE)(N)                              7,042             322
United Online, Inc.                                    10,126             110
USANA Health Sciences, Inc. (AE)(N)                     2,896             128
Valueclick, Inc. (AE)                                 111,163           1,602
VistaPrint, Ltd. (AE)(N)                               14,470             320
Watson Wyatt Worldwide, Inc. Class A                    5,111             168
WebMD Health Corp. Class A (AE)                         2,800             112
WESCO International, Inc. (AE)                         16,720             974
Williams-Sonoma, Inc.                                   8,510             271
WMS Industries, Inc. (AE)(N)                           13,370             355
                                                                 ------------
                                                                       33,312
                                                                 ------------

Consumer Staples - 2.1%
Coca-Cola Bottling Co. Consolidated (N)                 1,870             115
Del Monte Foods Co. (N)                                55,160             578
Hain Celestial Group, Inc. (AE)                         6,774             146
Hansen Natural Corp. (AE)(N)                            7,520             346
Lance, Inc. (N)                                        27,582             657
Loews Corp. - Carolina Group                            1,700              97
Longs Drug Stores Corp.                                 2,500             103
Performance Food Group Co. (AE)(N)                      7,464             208
Ralcorp Holdings, Inc. (AE)                             3,900             163
Rite Aid Corp. (AE)(N)                                 37,050             156
Ruddick Corp.                                           6,990             171
Sensient Technologies Corp.                            19,275             384
SunOpta, Inc. (AE)(N)                                  71,860             632

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tiens Biotech Group USA, Inc. (AE)(N)                  32,760             132
Tootsie Roll Industries, Inc. (N)                       5,339             145
Weis Markets, Inc. (N)                                  3,320             132
                                                                 ------------
                                                                        4,165
                                                                 ------------

Financial Services - 18.4%
21st Century Insurance Group (N)                       22,425             347
Advanta Corp. Class B (N)                              19,775             712
Affiliated Managers Group, Inc. (AE)(N)                 3,810             349
Alabama National Bancorporation (N)                     6,100             413
Alexander's, Inc. (AE)(o)                                 460             123
Alexandria Real Estate Equities, Inc. (o)(N)            3,825             361
Alfa Corp. (N)                                          6,100             101
American Financial Realty Trust (o)(N)                 20,567             238
AmerUs Group Co. (N)                                    6,600             443
Arch Capital Group, Ltd. (AE)                           9,650             587
Aspen Insurance Holdings, Ltd. (N)                     27,250             643
Bank of the Ozarks, Inc. (N)                            7,400             238
BioMed Realty Trust, Inc. (o)                          11,275             336
BlackRock, Inc. Class A                                 1,400             181
Capital One Financial Corp.                             1,966             152
Capital Southwest Corp. (AE)                              730              78
Capital Trust, Inc. Class A (o)(N)                      2,485              85
CB Richard Ellis Group, Inc. Class A (AE)(N)           14,430             340
Cedar Shopping Centers, Inc. (o)(N)                    58,911             893
Central Pacific Financial Corp. (N)                     9,475             332
Chemical Financial Corp. (N)                            4,430             136
CIT Group, Inc.                                         6,400             294
Colonial BancGroup, Inc. (The)                         13,490             343
Crescent Real Estate Equities Co. (o)(N)                8,013             156
Cullen/Frost Bankers, Inc. (N)                          8,625             506
Delphi Financial Group Class A                          7,245             276
Digital Insight Corp. (AE)                             50,562           1,193
Doral Financial Corp. (N)                               8,200              42
Dun & Bradstreet Corp. (AE)                             3,010             201
Enstar Group, Inc. (AE)                                   800              72
EuroBancshares, Inc. (AE)                              10,590             100
Euronet Worldwide, Inc. (AE)(N)                        41,355           1,051
Federal Realty Investors Trust (o)(N)                   3,200             232
FelCor Lodging Trust, Inc. (o)                          6,585             145
Fidelity National Financial, Inc.                       7,154             274
Fidelity National Title Group, Inc. Class A (N)         1,251              24

 144  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Citizens BancShares, Inc. Class A                   660             137
First Commonwealth Financial Corp. (N)                 11,190             145
First Financial Corp. (N)                               4,970             149
First Industrial Realty Trust, Inc. (o)(N)             13,996             564
First Marblehead Corp. (The)                            8,693             398
First Midwest Bancorp, Inc.                            13,603             486
First Potomac Realty Trust (o)(N)                      12,525             354
Fulton Financial Corp.                                 10,390             172
GATX Corp. (N)                                         24,853             974
General Growth Properties, Inc. (o)                    10,200             466
Glacier Bancorp, Inc. (N)                               5,828             179
Hanover Insurance Group, Inc. (The)                    14,497             671
HCC Insurance Holdings, Inc.                           10,215             311
Health Care Property Investors, Inc. (o)                   70               2
Health Care REIT, Inc. (o)                              4,210             152
Healthcare Realty Trust, Inc. (o)(N)                    4,830             160
Home Properties, Inc. (o)(N)                           10,975             612
Host Hotels & Resorts, Inc. (o)                         6,300             134
Hub International, Ltd.                                15,975             417
IndyMac Bancorp, Inc.                                   4,290             181
Integra Bank Corp. (N)                                  6,470             157
Investment Technology Group, Inc. (AE)                 16,801             846
Investors Financial Services Corp. (N)                  5,160             231
Investors Real Estate Trust (o)(N)                      8,500              80
Kronos, Inc. (AE)                                      32,175             933
LandAmerica Financial Group, Inc. (N)                   1,592             102
Leucadia National Corp. (N)                            10,410             287
Mercury General Corp. (N)                               2,770             153
Mid-America Apartment Communities, Inc. (o)            14,752             843
Mills Corp. (The) (o)(N)                                1,400              32
Nasdaq Stock Market, Inc. (The) (AE)(N)                 9,770             269
National Penn Bancshares, Inc. (N)                      7,159             146
National Western Life Insurance Co. Class A (AE)          340              77
Nationwide Health Properties, Inc. (o)                  7,270             172
NCO Group, Inc. (AE)                                    5,570             147
Nuveen Investments, Inc. Class A (N)                    1,400              66
Old Republic International Corp.                       14,527             309
Omega Financial Corp. (N)                               6,460             196
Phoenix Cos., Inc. (The)                                6,100              83
Placer Sierra Bancshares (N)                           16,350             356
PMI Group, Inc. (The)                                   4,480             190
Popular, Inc. (N)                                      13,900             250
Post Properties, Inc. (o)(N)                           15,305             735
Provident Bankshares Corp. (N)                          4,496             165
Radian Group, Inc.                                      3,802             234

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Raymond James Financial, Inc.                           7,488             218
Reinsurance Group of America, Inc.                      3,610             179
RLI Corp.                                               9,300             440
SEI Investments Co.                                     7,710             377
Selective Insurance Group, Inc.                         2,700             138
Shurgard Storage Centers, Inc. Class A (o)              3,400             224
Signature Bank (AE)                                    15,925             512
Sky Financial Group, Inc.                              11,420             280
South Financial Group, Inc. (The)                       5,720             155
Sovereign Bancorp, Inc. (N)                            11,964             247
State Auto Financial Corp.                              1,610              49
Sterling Financial Corp.                               17,295             553
Sun Communities, Inc. (o)                              11,981             382
TD Ameritrade Holding Corp. (N)                        13,900             228
TD Banknorth, Inc.                                      4,931             143
Texas Capital Bancshares, Inc. (AE)(N)                 61,485           1,196
Triad Guaranty, Inc. (AE)(N)                           11,550             576
UnionBanCal Corp.                                       3,300             204
United Bankshares, Inc. (N)                            13,300             474
Valley National Bancorp (N)                             9,901             257
Vornado Realty Trust (o)                                5,300             554
Waddell & Reed Financial, Inc. Class A                 28,725             625
Washington Real Estate Investment Trust (o)(N)          6,930             257
Westamerica Bancorporation (N)                         10,384             500
Wintrust Financial Corp. (N)                           24,283           1,166
WR Berkley Corp.                                        2,719              98
                                                                 ------------
                                                                       35,752
                                                                 ------------

Health Care - 11.0%
Abraxis BioScience, Inc. (AE)                           6,020             121
Affymetrix, Inc. (AE)(N)                               23,732             512
Align Technology, Inc. (AE)(N)                         21,950             148
Amedisys, Inc. (AE)(N)                                  3,500             134
Arrow International, Inc.                               4,880             155
Bio-Reference Labs, Inc. (AE)(N)                       18,350             432
Celgene Corp. (AE)                                     16,800             804
Charles River Laboratories International, Inc.
   (AE)                                                 4,618             164
Chattem, Inc. (AE)(N)                                  10,199             346
Cooper Cos., Inc. (The) (N)                             4,149             183
Coventry Health Care, Inc. (AE)                         8,550             451
Cytyc Corp. (AE)                                       12,551             309
Datascope Corp.                                         4,090             126
DaVita, Inc. (AE)                                      10,160             508
Durect Corp. (AE)(N)                                   69,949             220

                                           Tax-Managed Mid & Small Cap Fund  145

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emdeon Corp. (AE)(N)                                   17,940             216
Endo Pharmaceuticals Holdings, Inc. (AE)               24,610             765
Enzon Pharmaceuticals, Inc. (AE)                       15,400             123
Fisher Scientific International, Inc. (AE)              4,200             311
Gentiva Health Services, Inc. (AE)                     73,874           1,189
Haemonetics Corp. (AE)                                  8,800             386
Henry Schein, Inc. (AE)(N)                             25,011           1,186
Hooper Holmes, Inc.                                    33,920             102
Idexx Laboratories, Inc. (AE)                           5,378             476
Illumina, Inc. (AE)(N)                                  9,670             370
ImClone Systems, Inc. (AE)(N)                           4,530             147
Invitrogen Corp. (AE)                                  20,191           1,248
Kinetic Concepts, Inc. (AE)                             2,440             109
Kos Pharmaceuticals, Inc. (AE)                          3,050             126
KV Pharmaceutical Co. (AE)(N)                          30,215             573
LifePoint Hospitals, Inc. (AE)                         19,341             652
Ligand Pharmaceuticals, Inc. Class B (AE)(N)           13,900             128
Lincare Holdings, Inc. (AE)                             5,190             181
Matria Healthcare, Inc. (AE)(N)                        23,080             569
Millennium Pharmaceuticals, Inc. (AE)(N)                9,600              94
New River Pharmaceuticals, Inc. (AE)(N)                 9,900             242
Omnicare, Inc. (N)                                      3,000             136
Omnicell, Inc. (AE)(N)                                  4,970              81
OSI Pharmaceuticals, Inc. (AE)(N)                       2,694              90
Par Pharmaceutical Cos., Inc. (AE)(N)                  34,935             532
PolyMedica Corp. (N)                                   20,224             783
PSS World Medical, Inc. (AE)                           33,119             657
Psychiatric Solutions, Inc. (AE)                       14,520             457
Quality Systems, Inc. (N)                              12,000             397
ResMed, Inc. (AE)                                       9,560             444
Respironics, Inc. (AE)                                  4,650             165
Stericycle, Inc. (AE)(N)                               11,148             749
Sunrise Senior Living, Inc. (AE)(N)                    17,049             492
Symmetry Medical, Inc. (AE)(N)                         18,075             263
Techne Corp. (AE)                                       3,040             151
Tenet Healthcare Corp. (AE)                            28,190             167
US Physical Therapy, Inc. (AE)                         26,225             401
Varian Medical Systems, Inc. (AE)                       3,900             177
VCA Antech, Inc. (AE)                                  11,310             395
WellCare Health Plans, Inc. (AE)(N)                     3,900             191
West Pharmaceutical Services, Inc. (N)                 12,540             487
Zoll Medical Corp. (AE)                                 5,380             189
Zymogenetics, Inc. (AE)(N)                              3,462              65
                                                                 ------------
                                                                       21,275
                                                                 ------------

Integrated Oils - 0.1%
Murphy Oil Corp.                                        4,600             237
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Materials and Processing - 7.3%
Acuity Brands, Inc.                                    17,148             750
Allegheny Technologies, Inc. (N)                        9,180             586
Apogee Enterprises, Inc. (N)                           42,975             618
Arch Chemicals, Inc.                                    5,050             179
Armor Holdings, Inc. (AE)                               6,530             337
Ashland, Inc.                                           3,650             243
Brush Engineered Materials, Inc. (AE)(N)               27,508             635
Buckeye Technologies, Inc. (AE)(N)                     12,300              92
Commercial Metals Co.                                  19,819             450
Compx International, Inc. (N)                           6,900             112
Crown Holdings, Inc. (AE)                              26,925             449
Cytec Industries, Inc. (N)                              6,110             326
Diversa Corp. (AE)(N)                                  24,633             231
FMC Corp.                                               3,580             221
Gold Kist, Inc. (AE)(N)                                36,880             516
GrafTech International, Ltd. (AE)                      26,820             144
Graphic Packaging Corp. (AE)(N)                        32,500             124
Griffon Corp. (AE)(N)                                  24,075             545
Hercules, Inc. (AE)                                    43,575             606
Huntsman Corp. (AE)                                     8,740             139
Jacobs Engineering Group, Inc. (AE)                    20,102           1,668
Lennox International, Inc.                              3,600              82
Martin Marietta Materials, Inc.                         3,390             273
Modtech Holdings, Inc. (AE)(N)                         54,416             359
PAN American Silver Corp. (AE)(N)                      12,740             241
Precision Castparts Corp. (N)                           5,000             298
RBC Bearings, Inc. (AE)                                13,360             298
Rogers Corp. (AE)(N)                                    3,550             202
Royal Gold, Inc. (N)                                    2,800              83
RPM International, Inc. (N)                             9,501             178
Sonoco Products Co.                                     6,500             211
Southern Copper Corp. (N)                               4,000             386
Spartech Corp.                                         32,176             743
St. Joe Co. (The)                                       2,130              96
Standard Register Co. (The) (N)                        20,000             246
Texas Industries, Inc. (N)                              7,000             346
Universal Forest Products, Inc.                         3,500             178
USG Corp. (AE)(N)                                       5,492             255
Washington Group International, Inc. (N)                1,396              75
Wausau Paper Corp. (N)                                 11,530             141
Worthington Industries, Inc. (N)                       20,735             423
                                                                 ------------
                                                                       14,085
                                                                 ------------

 146  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 0.6%
Carlisle Cos., Inc.                                     2,661             213
Foster Wheeler, Ltd. (AE)(N)                            9,185             350
Lancaster Colony Corp. (N)                              4,690             180
Walter Industries, Inc. (N)                             7,353             329
                                                                 ------------
                                                                        1,072
                                                                 ------------

Other Energy - 7.9%
Arch Coal, Inc. (N)                                     7,800             296
Basic Energy Services, Inc. (AE)                       12,900             348
Cameron International Corp. (AE)(N)                    23,117           1,165
CARBO Ceramics, Inc. (N)                                2,550              99
Dynegy, Inc. Class A (AE)                             120,275             677
Encore Acquisition Co. (AE)(N)                         23,289             709
Forest Oil Corp. (AE)(N)                               16,059             538
Foundation Coal Holdings, Inc.                          9,760             372
Global Industries, Ltd. (AE)                           31,295             522
Grant Prideco, Inc. (AE)                               18,951             863
Grey Wolf, Inc. (AE)(N)                                21,050             161
Hanover Compressor Co. (AE)(N)                         38,231             726
Helix Energy Solutions Group, Inc. (AE)(N)             20,210             788
Houston Exploration Co. (AE)(N)                         4,950             316
James River Coal Co. (AE)(N)                           11,576             252
Matrix Service Co. (AE)(N)                             54,218             653
National-Oilwell Varco, Inc. (AE)                       3,098             208
Oil States International, Inc. (AE)                     4,340             140
Patterson-UTI Energy, Inc.                              7,930             225
Peabody Energy Corp.                                   13,600             679
Plains Exploration & Production Co. (AE)                9,447             415
Range Resources Corp. (N)                              17,535             493
SEACOR Holdings, Inc. (AE)(N)                           7,400             602
Southwestern Energy Co. (AE)(N)                        16,670             573
Superior Energy Services, Inc. (AE)                    16,380             561
Tesoro Corp. (N)                                        9,590             717
W-H Energy Services, Inc. (AE)                         12,375             681
Western Refining, Inc. (N)                             26,480             609
Whiting Petroleum Corp. (AE)                           14,818             692
XTO Energy, Inc.                                        7,253             341
                                                                 ------------
                                                                       15,421
                                                                 ------------

Producer Durables - 8.6%
Andrew Corp. (AE)(N)                                   65,637             555
Applied Industrial Technologies, Inc. (N)               8,561             200
Applied Signal Technology, Inc. (N)                    23,362             358
ASV, Inc. (AE)(N)                                      23,120             353
BE Aerospace, Inc. (AE)                                34,027             842
Bucyrus International, Inc. Class A                     8,090             394
C&D Technologies, Inc. (N)                             90,786             645
Champion Enterprises, Inc. (AE)                        48,205             320
Crane Co.                                              24,814             953

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Crown Castle International Corp. (AE)                  19,400             683
Cymer, Inc. (AE)                                       11,220             439
Dionex Corp. (AE)                                       5,400             299
Donaldson Co., Inc. (N)                                32,144           1,057
EnPro Industries, Inc. (AE)                            17,650             552
Entegris, Inc. (AE)                                    11,100             105
Esterline Technologies Corp. (AE)(N)                   15,079             638
Federal Signal Corp. (N)                               43,987             657
General Cable Corp. (AE)(N)                            23,144             826
IDEX Corp.                                             10,693             465
Itron, Inc. (AE)(N)                                     3,480             162
Kadant, Inc. (AE)                                      15,175             317
Kennametal, Inc.                                       10,315             549
Knoll, Inc.                                            23,575             405
Lam Research Corp. (AE)                                 3,700             154
Lennar Corp. Class A (N)                                6,700             300
Lincoln Electric Holdings, Inc. (N)                     4,950             284
Littelfuse, Inc. (AE)                                   5,230             177
Mastec, Inc. (AE)(N)                                   40,024             523
MDC Holdings, Inc. (N)                                  4,267             186
Orbital Sciences Corp. (AE)(N)                         11,051             198
Pall Corp.                                                 80               2
Pentair, Inc. (N)                                       8,540             245
Power-One, Inc. (AE)(N)                                22,100             140
Robbins & Myers, Inc. (N)                              19,981             536
Roper Industries, Inc.                                  6,240             282
SBA Communications Corp. Class A (AE)                  15,200             363
Technical Olympic USA, Inc. (AE)(N)                    12,686             151
Tecumseh Products Co. Class A (N)                       6,150             109
Terex Corp. (AE)                                       14,120             633
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                15,784             500
WCI Communities, Inc. (AE)(N)                           5,113              80
                                                                 ------------
                                                                       16,637
                                                                 ------------

Technology - 11.8%
3Com Corp. (AE)(N)                                     17,700              84
Actel Corp. (AE)(N)                                     8,300             113
Agere Systems, Inc. (AE)(N)                            14,226             207
Agile Software Corp. (AE)                             136,554             802
Akamai Technologies, Inc. (AE)(N)                      13,210             524
Anixter International, Inc. (N)                        18,430           1,016
Ansys, Inc. (AE)                                        8,300             381
Avid Technology, Inc. (AE)(N)                          13,952             492
Avnet, Inc. (AE)                                        7,710             140
Avocent Corp. (AE)                                     25,283             647
BEA Systems, Inc. (AE)                                 18,550             218

                                           Tax-Managed Mid & Small Cap Fund  147

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Benchmark Electronics, Inc. (AE)                       27,562             671
Black Box Corp.                                         3,611             148
Broadwing Corp. (AE)                                   29,840             274
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 3,000             196
CommScope, Inc. (AE)(N)                                10,820             338
CSG Systems International, Inc. (AE)(N)                 6,273             163
Ditech Networks, Inc. (AE)(N)                          17,100             139
Emulex Corp. (AE)                                      52,823             787
Excel Technology, Inc. (AE)                             4,000             117
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        14,925             244
Filenet Corp. (AE)(N)                                  12,998             414
Formfactor, Inc. (AE)                                   2,374             102
Harris Corp.                                            5,320             242
Hutchinson Technology, Inc. (AE)(N)                    17,425             315
Informatica Corp. (AE)(N)                              73,379           1,025
Internet Security Systems, Inc. (AE)                   26,700             601
Intersil Corp. Class A                                  5,200             122
JDS Uniphase Corp. (AE)(N)                            165,400             352
Juniper Networks, Inc. (AE)                             8,730             117
Kemet Corp. (AE)(N)                                    17,800             149
Lattice Semiconductor Corp. (AE)(N)                    19,700             116
Leadis Technology, Inc. (AE)(N)                        19,570              82
Lions Gate Entertainment Corp. (AE)(N)                 83,650             777
Macrovision Corp. (AE)(N)                              69,130           1,356
Mantech International Corp. Class A (AE)               23,475             662
McAfee, Inc. (AE)                                       3,400              73
Microchip Technology, Inc.                             13,250             427
NAVTEQ Corp. (AE)(N)                                   10,135             286
Nuance Communications, Inc. (AE)(N)                    31,620             293
ON Semiconductor Corp. (AE)(N)                          9,500              60
Parametric Technology Corp. (AE)                       54,710             846
Perot Systems Corp. Class A (AE)(N)                    47,375             631
Progress Software Corp. (AE)                           32,575             737
Rackable Systems, Inc. (AE)(N)                         11,900             254
Red Hat, Inc. (AE)(N)                                  13,080             310
Redback Networks, Inc. (AE)(N)                         49,772             769
SanDisk Corp. (AE)                                      3,510             164
Semtech Corp. (AE)                                      4,600              59
Silicon Laboratories, Inc. (AE)(N)                      9,500             351
Skyworks Solutions, Inc. (AE)(N)                       43,350             190
SRA International, Inc. Class A (AE)(N)                 5,060             122
Sybase, Inc. (AE)(N)                                   18,537             390
Sycamore Networks, Inc. (AE)                           15,200              55
Syntel, Inc. (N)                                        6,241             130
Utstarcom, Inc. (AE)(N)                                15,360             128
Varian, Inc. (AE)(N)                                   27,450           1,235

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vignette Corp. (AE)                                     8,677             113
Zebra Technologies Corp. Class A (AE)                  34,911           1,094
                                                                 ------------
                                                                       22,850
                                                                 ------------

Utilities - 3.9%
Alaska Communications Systems Group, Inc. (N)          87,804           1,088
Aquila, Inc. (AE)(N)                                   82,150             365
Cablevision Systems Corp. Class A                       4,300              96
Cascade Natural Gas Corp. (N)                           5,400             140
Central Vermont Public Service Corp. (N)                6,600             145
El Paso Electric Co. (AE)                              21,825             478
Empire District Electric Co. (The)                      6,820             152
Great Plains Energy, Inc. (N)                           6,060             178
Level 3 Communications, Inc. (AE)(N)                   42,680             167
Middlesex Water Co. (N)                                 6,210             112
NeuStar, Inc. Class A (AE)(N)                          54,303           1,676
New Jersey Resources Corp. (N)                          4,580             229
NII Holdings, Inc. (AE)                                 4,250             224
NSTAR                                                   6,996             218
Otter Tail Corp. (N)                                    4,870             144
PNM Resources, Inc. (N)                                17,350             465
Premiere Global Services, Inc. (AE)(N)                  5,268              38
Puget Energy, Inc.                                      7,450             165
Questar Corp.                                           2,450             217
SCANA Corp.                                             8,400             336
Southwest Gas Corp. (N)                                 7,455             245
Telephone & Data Systems, Inc.                          6,110             250
Telephone & Data Systems, Inc. (N)                      1,200              48
Wisconsin Energy Corp.                                 10,660             450
                                                                 ------------
                                                                        7,626
                                                                 ------------

TOTAL COMMON STOCKS
(cost $152,288)                                                       179,898
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.4%
Russell Investment Company Money Market Fund       13,542,000          13,542
United States Treasury Bills (c)(z)(sec.)
   4.885% due 09/14/06                                    800             795
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $14,337)                                                         14,337
                                                                 ------------

 148  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 40.8%
Russell Investment Company Money Market Fund (X)   23,041,299          23,041
State Street Securities Lending Quality Trust
   (X)                                             55,984,252          55,984
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $79,025)                                                         79,025
                                                                 ------------

TOTAL INVESTMENTS - 140.9%
(identified cost $245,650)                                            273,260

OTHER ASSETS AND LIABILITIES,
NET - (40.9%)                                                         (79,346)
                                                                 ------------

NET ASSETS - 100.0%                                                   193,914
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 09/06 (198)                             13,951                (60)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (60)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                           Tax-Managed Mid & Small Cap Fund  149

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.2%
Auto and Transportation - 4.1%
Burlington Northern Santa Fe Corp.                      8,130             560
CH Robinson Worldwide, Inc. (N)                        11,380             521
Expeditors International
   Washington, Inc.                                    24,000           1,091
FedEx Corp.                                            11,660           1,221
Freightcar America, Inc. (N)                            1,900             102
Norfolk Southern Corp.                                 10,700             465
Southwest Airlines Co.                                 29,200             525
Union Pacific Corp.                                    11,300             961
United Parcel Service, Inc. Class B                    19,000           1,309
US Airways Group, Inc. (AE)(N)                         15,600             713
UTI Worldwide, Inc.                                    13,600             317
                                                                 ------------
                                                                        7,785
                                                                 ------------
Consumer Discretionary - 17.4%
24/7 Real Media, Inc. (AE)(N)                          21,300             169
Aeropostale, Inc. (AE)                                  3,900             108
Alloy, Inc. (AE)(N)                                     4,650              45
AMN Healthcare Services, Inc. (AE)(N)                  17,400             391
AnnTaylor Stores Corp. (AE)                             4,300             177
Apollo Group, Inc. Class A (AE)                        13,600             644
Avon Products, Inc.                                    19,890             577
Best Buy Co., Inc.                                     11,340             514
Buca, Inc. (AE)(N)                                     19,900             106
Callaway Golf Co. (N)                                   7,000              89
Casual Male Retail Group, Inc. (AE)                    15,600             174
Charlotte Russe Holding, Inc. (AE)(N)                   8,800             230
Christopher & Banks Corp.                               8,200             231
Coach, Inc. (AE)                                       41,820           1,201
Corrections Corp. of America (AE)(N)                    4,100             224
Crown Media Holdings, Inc. Class A (AE)(N)             12,100              49
Deckers Outdoor Corp. (AE)(N)                           3,400             145
dELIA*s, Inc. (AE)(N)                                  10,100              74
Design Within Reach, Inc. (AE)(N)                      14,900              86
DeVry, Inc. (AE)                                        7,400             156
DiamondCluster International, Inc. (AE)                10,800              97
eBay, Inc. (AE)                                        55,000           1,324
Electronic Arts, Inc. (AE)                             67,900           3,199
Emerson Radio Corp. (AE)                               19,800              60
Ezcorp, Inc. Class A (AE)                               3,800             158
Gemstar-TV Guide International, Inc. (AE)              67,400             194
Google, Inc. Class A (AE)                              13,579           5,250
Gray Television, Inc. (N)                              12,400              83
Great Wolf Resorts, Inc. (AE)(N)                       12,000             144
Iconix Brand Group, Inc. (AE)(N)                        7,082              99
Interchange Corp. (AE)(N)                               9,800              55
International Game Technology                          55,130           2,131
ITT Educational Services, Inc. (AE)(N)                  4,400             297
Kohl's Corp. (AE)                                      21,500           1,218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Las Vegas Sands Corp. (AE)                             10,950             679
LIFE TIME FITNESS, Inc. (AE)(N)                         2,700             122
MGM Mirage (AE)                                        26,500             942
Multimedia Games, Inc. (AE)                            11,100             109
News Corp. Class A                                     46,410             893
Nordstrom, Inc.                                        14,000             480
Office Depot, Inc. (AE)                                12,600             454
Omnicom Group, Inc.                                     6,420             568
On Assignment, Inc. (AE)                                9,200              79
Sears Holdings Corp. (AE)(N)                            9,400           1,290
Sharper Image Corp. (AE)(N)                             7,600              82
Staples, Inc.                                          54,000           1,167
Starbucks Corp. (AE)                                   28,096             963
Starwood Hotels & Resorts Worldwide, Inc.              34,870           1,833
Steven Madden, Ltd.                                     5,100             171
Topps Co., Inc. (The) (N)                              14,900             122
Urban Outfitters, Inc. (AE)(N)                         47,400             692
Valuevision Media, Inc. Class A (AE)                    9,700             104
Wal-Mart Stores, Inc.                                  24,000           1,068
Weight Watchers International, Inc.                    13,500             540
XM Satellite Radio Holdings, Inc. Class A (AE)         59,400             689
                                                                 ------------
                                                                       32,746
                                                                 ------------

Consumer Staples - 7.7%
Altria Group, Inc.                                     17,900           1,431
Coca-Cola Co. (The)                                    22,700           1,010
Colgate-Palmolive Co.                                  13,300             789
CVS Corp.                                              80,090           2,621
Medifast, Inc. (AE)(N)                                  5,700              94
PepsiCo, Inc.                                          67,075           4,251
Procter & Gamble Co.                                   41,500           2,332
Walgreen Co.                                           29,100           1,361
Whole Foods Market, Inc.                                7,120             410
Wild Oats Markets, Inc. (AE)(N)                        10,200             183
                                                                 ------------
                                                                       14,482
                                                                 ------------

Financial Services - 8.5%
Advent Software, Inc. (AE)(N)                          10,400             325
American Express Co.                                   33,300           1,734
Charles Schwab Corp. (The)                             52,310             831
Chicago Mercantile Exchange Holdings, Inc.              4,310           1,988
Chubb Corp.                                            18,100             913
Commerce Bancorp, Inc.                                 19,500             662
Cybersource Corp. (AE)(N)                              29,296             294

 150  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ECC Capital Corp. (o)(N)                               31,200              36
First Data Corp.                                       47,700           1,948
Goldman Sachs Group, Inc.                               6,700           1,023
Hartford Financial Services Group, Inc.                 5,000             424
HealthExtras, Inc. (AE)(N)                              5,000             130
Heartland Payment Systems, Inc. (AE)(N)                 3,500              91
Hypercom Corp. (AE)                                    16,700             157
MCF Corp. (AE)                                         19,600              16
Merrill Lynch & Co., Inc.                              10,100             735
Moody's Corp.                                          18,000             988
Morgan Stanley                                          9,400             625
Open Solutions, Inc. (AE)(N)                            4,400             122
Paychex, Inc.                                          30,000           1,025
Pico Holdings, Inc. (AE)(N)                             3,800             125
Rewards Network, Inc. (AE)(N)                           3,100              14
UBS AG                                                 17,880             973
Wells Fargo & Co.                                      12,930             935
                                                                 ------------
                                                                       16,114
                                                                 ------------

Health Care - 17.4%
Abbott Laboratories                                    17,100             817
Albany Molecular Research, Inc. (AE)                    7,900              71
Allergan, Inc.                                         37,680           4,064
Amgen, Inc. (AE)                                       21,800           1,520
Amylin Pharmaceuticals, Inc. (AE)(N)                    8,400             410
Analogic Corp. (N)                                      2,900             133
Applera Corp. - Celera Genomics Group (AE)             13,100             177
Bruker BioSciences Corp. (AE)                          20,400             119
Cardinal Health, Inc.                                  19,600           1,313
Caremark Rx, Inc.                                      25,700           1,357
Celgene Corp. (AE)(N)                                  39,080           1,872
DaVita, Inc. (AE)                                      11,500             575
Dendreon Corp. (AE)(N)                                 11,900              55
Digene Corp. (AE)(N)                                    5,300             224
DOV Pharmaceutical, Inc. (AE)(N)                       40,600              58
Eli Lilly & Co.                                        14,500             823
Express Scripts, Inc. (AE)                             19,580           1,508
Genentech, Inc. (AE)                                   28,895           2,335
Gilead Sciences, Inc. (AE)                             41,945           2,579
Greatbatch, Inc. (AE)(N)                                6,000             147
GTx, Inc. (AE)(N)                                       9,100              79
Healthways, Inc. (AE)                                   3,300             177
Henry Schein, Inc. (AE)                                 2,500             119
ICU Medical, Inc. (AE)(N)                               3,400             142
Illumina, Inc. (AE)(N)                                  6,700             256
Intralase Corp. (AE)(N)                                 3,700              64
Johnson & Johnson                                      18,900           1,182
Kinetic Concepts, Inc. (AE)                             5,100             227
Lifecell Corp. (AE)(N)                                  7,700             220
McKesson Corp.                                          8,600             433

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medco Health Solutions, Inc. (AE)                      19,600           1,163
Neose Technologies, Inc. (AE)                          16,300              44
Neurometrix, Inc. (AE)                                  4,000             131
Omnicell, Inc. (AE)(N)                                 12,200             199
Oxigene, Inc. (AE)(N)                                  10,400              34
Palatin Technologies, Inc. (AE)(N)                     18,700              37
Phase Forward, Inc. (AE)                               11,500             129
Quest Diagnostics, Inc.                                20,220           1,216
Rita Medical Systems, Inc. (AE)(N)                     23,000              81
SonoSite, Inc. (AE)(N)                                  3,100             100
St. Jude Medical, Inc. (AE)                            19,700             727
Tercica, Inc. (AE)(N)                                  17,800              90
UnitedHealth Group, Inc.                               42,700           2,042
Ventana Medical Systems, Inc. (AE)                      3,000             140
WellPoint, Inc. (AE)                                   35,200           2,622
Zimmer Holdings, Inc. (AE)                             17,000           1,075
                                                                 ------------
                                                                       32,886
                                                                 ------------

Materials and Processing - 2.7%
Archer-Daniels-Midland Co.                             26,455           1,164
Harsco Corp.                                            3,100             250
Insituform Technologies, Inc. Class A (AE)              9,800             211
Monsanto Co.                                           47,920           2,060
Praxair, Inc.                                          21,000           1,152
Unifi, Inc. (AE)                                       27,100              77
Valmont Industries, Inc.                                4,700             239
                                                                 ------------
                                                                        5,153
                                                                 ------------

Miscellaneous - 3.4%
Foster Wheeler, Ltd. (AE)(N)                            4,500             172
General Electric Co.                                  148,838           4,865
Textron, Inc.                                          13,220           1,189
Trinity Industries, Inc.                                3,500             117
                                                                 ------------
                                                                        6,343
                                                                 ------------

Other Energy - 2.9%
Baker Hughes, Inc.                                      9,300             744
Cameron International Corp. (AE)                        7,000             353
ENSCO International, Inc.                               3,300             152
FMC Technologies, Inc. (AE)                             1,900             120
Foundation Coal Holdings, Inc.                          3,600             137
Hercules Offshore, Inc. (AE)(N)                         3,400             121
Newfield Exploration Co. (AE)                          21,700           1,006
Petroquest Energy, Inc. (AE)(N)                        11,300             132
Schlumberger, Ltd.                                     10,600             709
Smith International, Inc.                               9,100             406
TGC Industries, Inc. (AE)                              11,200             111

                                                         Select Growth Fund  151

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valero Energy Corp.                                     9,330             629
Weatherford International, Ltd. (AE)                   17,160             804
                                                                 ------------
                                                                        5,424
                                                                 ------------

Producer Durables - 4.7%
Applied Materials, Inc.                                57,507             905
Boeing Co.                                             28,435           2,202
CalAmp Corp. (AE)(N)                                   13,100              82
Caterpillar, Inc.                                      19,120           1,355
Crown Castle International Corp. (AE)(N)                6,100             215
Danaher Corp.                                          12,600             822
Entegris, Inc. (AE)(N)                                 16,427             155
ESCO Technologies, Inc. (AE)(N)                         2,800             148
Flow International Corp. (AE)(N)                        8,500             115
General Cable Corp. (AE)                                5,400             193
Intevac, Inc. (AE)(N)                                   6,922             146
LMI Aerospace, Inc. (AE)                                8,900             203
LTX Corp. (AE)(N)                                      18,500             100
Polycom, Inc. (AE)                                     10,500             233
Radyne Corp. (AE)(N)                                   11,300             126
SBA Communications Corp. Class A (AE)(N)               11,500             275
Sonic Solutions, Inc. (AE)(N)                           9,600             136
Tektronix, Inc.                                         6,100             166
Teradyne, Inc. (AE)(N)                                 38,000             499
United Technologies Corp.                              10,300             641
Viisage Technology, Inc. (AE)(N)                       13,700             237
                                                                 ------------
                                                                        8,954
                                                                 ------------

Technology - 22.8%
Actuate Corp. (AE)                                     16,200              66
Agile Software Corp. (AE)(N)                           30,900             181
Akamai Technologies, Inc. (AE)(N)                      26,500           1,050
American Science & Engineering, Inc. (AE)(N)            2,100             107
Apple Computer, Inc. (AE)                              61,174           4,157
Art Technology Group, Inc. (AE)(N)                     46,100             123
Aspen Technology, Inc. (AE)(N)                          5,400              65
Authentidate Holding Corp. (AE)(N)                     13,900              28
Avid Technology, Inc. (AE)(N)                           2,300              81
BEA Systems, Inc. (AE)                                 20,600             242
Broadcom Corp. Class A (AE)                            24,000             576
Cadence Design Systems, Inc. (AE)                       5,100              83
Captaris, Inc. (AE)                                    15,100              69
Centillium Communications, Inc. (AE)                   26,526              79
Checkpoint Systems, Inc. (AE)                           4,600              76
Cisco Systems, Inc. (AE)                              164,020           2,928
Corning, Inc. (AE)                                     45,800             873
Daktronics, Inc. (N)                                    7,400             208
Ditech Networks, Inc. (AE)                             13,000             106
Equinix, Inc. (AE)(N)                                   3,400             178
Gartner, Inc. (AE)(N)                                  26,000             370

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewlett-Packard Co.                                    37,900           1,209
Informatica Corp. (AE)(N)                               8,700             122
Integrated Device Technology, Inc. (AE)                13,000             201
Intel Corp.                                            22,900             412
Intuit, Inc. (AE)                                      55,700           1,720
JDS Uniphase Corp. (AE)                               175,600             374
Juniper Networks, Inc. (AE)(N)                         25,000             336
Lawson Software, Inc. (AE)(N)                          14,500              97
LCC International, Inc. Class A (AE)(N)                28,500              98
Micron Technology, Inc. (AE)                          128,310           2,000
Microsoft Corp.                                       157,700           3,790
MIPS Technologies, Inc. (AE)                           19,200             122
Motorola, Inc.                                         45,700           1,040
MRO Software, Inc. (AE)                                 7,400             156
Napster, Inc. (AE)(N)                                  23,400              64
National Semiconductor Corp.                           56,400           1,312
NAVTEQ Corp. (AE)                                      21,000             592
Newport Corp. (AE)                                      8,500             155
Nuance Communications, Inc. (AE)(N)                    19,400             180
Oracle Corp. (AE)                                      96,550           1,445
PMC - Sierra, Inc. (AE)(N)                             26,800             137
Qualcomm, Inc.                                        162,090           5,715
Redback Networks, Inc. (AE)                            10,345             160
Reynolds & Reynolds Co. (The) Class A                   3,500             124
Rockwell Automation, Inc. (N)                           9,150             567
RSA Security, Inc. (AE)(N)                             11,800             325
Saba Software, Inc. (AE)                               17,625              93
Safeguard Scientifics, Inc. (AE)(N)                    35,500              72
SanDisk Corp. (AE)                                     55,100           2,571
Seachange International, Inc. (AE)(N)                  18,400             122
Seagate Technology (N)                                 52,000           1,206
Semtech Corp. (AE)                                     12,400             160
SimpleTech, Inc. (AE)                                  17,300              97
Standard Microsystems Corp. (AE)                        5,300             141
Stratex Networks, Inc. (AE)(N)                         27,443              96
Sun Microsystems, Inc. (AE)                           185,850             808
SYKES Enterprises, Inc. (AE)                           10,500             171
Texas Instruments, Inc.                                97,000           2,889
Transaction Systems Architects, Inc. (AE)               4,500             167
Transwitch Corp. (AE)                                  49,800              84
Ultimate Software Group, Inc. (AE)(N)                   6,900             143

 152  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WatchGuard Technologies, Inc. (AE)                     22,000              90
webMethods, Inc. (AE)                                  13,700             102
                                                                 ------------
                                                                       43,111
                                                                 ------------

Utilities - 1.6%
Comcast Corp. Class A (AE)                             22,400             770
Leap Wireless International, Inc. (AE)                  2,500             112
Level 3 Communications, Inc. (AE)(N)                   79,900             312
MDU Communications International, Inc. (AE)(N)         29,200              21
NeuStar, Inc. Class A New (AE)(N)                       7,700             238
NII Holdings, Inc. Class B (AE)                         9,550             504
Sprint Nextel Corp.                                    50,000             990
                                                                 ------------
                                                                        2,947
                                                                 ------------

TOTAL COMMON STOCKS
(cost $165,957)                                                       175,945
                                                                 ------------
SHORT-TERM INVESTMENTS - 7.0%
Russell Investment Company Money Market Fund       11,940,000          11,940
United States Treasury Bills (c)(z)(sec.)
   4.878% due 09/14/06                                    500             497
   4.885% due 09/14/06                                    700             696
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,133)                                                         13,133
                                                                 ------------

OTHER SECURITIES - 12.2%
Russell Investment Company Money Market Fund (X)    6,708,707           6,709
State Street Securities Lending Quality Trust
   (X)                                             16,300,381          16,300
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $23,009)                                                         23,009
                                                                 ------------

TOTAL INVESTMENTS - 112.4%
(identified cost $202,099)                                            212,087

OTHER ASSETS AND LIABILITIES,
NET - (12.4%)                                                         (23,357)
                                                                 ------------

NET ASSETS - 100.0%                                                   188,730
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 09/06 (29)                               4,404               (140)

Russell 1000 Growth Index
   expiration date 09/06 (11)                               2,742                (19)

S&P 500 E-Mini Index (CME) expiration date 09/06
   (33)                                                     2,115                 29

S&P 500 Index (CME)
   expiration date 09/06 (11)                               3,525                 41
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (89)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  153

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 1.8%
Airtran Holdings, Inc. (AE)(N)                         20,441             256
Burlington Northern Santa Fe Corp.                     15,510           1,069
Con-way, Inc.                                           1,620              80
CSX Corp.                                              11,828             718
Fleetwood Enterprises, Inc. (AE)(N)                    29,985             213
General Maritime Corp. (N)                             11,670             424
Keystone Automotive Industries, Inc. (AE)(N)           13,336             569
Norfolk Southern Corp.                                 12,780             555
Polaris Industries, Inc. (N)                           13,500             516
United Parcel Service, Inc. Class B                    13,600             937
US Airways Group, Inc. (AE)(N)                          9,800             448
Visteon Corp. (AE)(N)                                  65,667             469
Wabtec Corp.                                           21,466             570
                                                                 ------------
                                                                        6,824
                                                                 ------------

Consumer Discretionary - 8.4%
Abercrombie & Fitch Co. Class A                         7,300             387
Accenture, Ltd. Class A                                36,300           1,062
Arbitron, Inc. (N)                                     13,731             503
Casual Male Retail Group, Inc. (AE)(N)                 49,288             550
Corinthian Colleges, Inc. (AE)(N)                      35,031             470
Cost Plus, Inc. (AE)(N)                                25,622             346
Cox Radio, Inc. Class A (AE)(N)                        19,571             287
DeVry, Inc. (AE)                                       18,775             396
DiamondCluster International, Inc. Class A
   (AE)(N)                                             48,336             436
Federated Department Stores, Inc.                      10,920             383
Gap, Inc. (The)                                       104,500           1,813
Harrah's Entertainment, Inc.                           41,500           2,495
Hasbro, Inc.                                           70,390           1,316
Home Depot, Inc.                                        9,360             325
International Flavors & Fragrances, Inc. (N)           17,800             659
Ipass, Inc. (AE)(N)                                    26,592             135
Jarden Corp. (AE)(N)                                   15,064             437
JC Penney Co., Inc.                                    27,800           1,750
Kimberly-Clark Corp.                                   15,400             940
Liberty Media Holding Corp.                            56,000             922
Liberty Media Holding Corp.
   Series A (AE)                                       11,900             971
Limited Brands, Inc.                                   20,900             526
McDonald's Corp.                                       85,400           3,022
MGM Mirage (AE)(N)                                     74,800           2,658
Nike, Inc. Class B                                     12,270             969
O'Charleys, Inc. (AE)(N)                               27,193             435
Reader's Digest Association, Inc. (The) (N)            31,722             433
RR Donnelley & Sons Co.                                27,000             788
Sabre Holdings Corp. Class A                           36,000             745
School Specialty, Inc. (AE)(N)                          9,046             290

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sears Holdings Corp. (AE)                               3,000             412
ServiceMaster Co. (The)                                48,500             499
Sturm Ruger & Co., Inc. (N)                            43,762             292
TJX Cos., Inc.                                         45,000           1,097
Viacom, Inc. Class A (AE)                              20,377             710
Walt Disney Co.                                        61,980           1,840
Yum! Brands, Inc.                                      27,200           1,224
                                                                 ------------
                                                                       32,523
                                                                 ------------

Consumer Staples - 4.8%
Altria Group, Inc.                                     71,650           5,730
Coca-Cola Co. (The)                                    20,400             908
Coca-Cola Enterprises, Inc.                            34,400             738
ConAgra Foods, Inc.                                    26,100             561
Del Monte Foods Co. (N)                                44,413             466
Diageo PLC - ADR                                       12,760             897
Fomento Economico Mexicano SA de CV - ADR               9,700             852
Hershey Co. (The)                                      15,400             847
HJ Heinz Co.                                           19,600             823
Kellogg Co.                                            26,200           1,262
Lance, Inc. (N)                                        22,205             529
Loews Corp. - Carolina Group                           12,200             700
Molson Coors Brewing Co. Class B (N)                   13,200             943
Nestle SA - ADR                                         7,070             579
PepsiCo, Inc.                                           7,230             458
Procter & Gamble Co.                                   18,200           1,023
Safeway, Inc.                                          27,400             769
Sara Lee Corp.                                         26,170             442
                                                                 ------------
                                                                       18,527
                                                                 ------------

Financial Services - 26.0%
AG Edwards, Inc.                                        9,900             534
Allstate Corp. (The)                                   54,720           3,109
American Express Co.                                   16,910             880
American International Group, Inc.                     36,500           2,214
AmSouth Bancorporation                                 31,900             914
Annaly Mortgage Management, Inc. (o)(N)                48,300             619
Aspen Insurance Holdings, Ltd.                         24,800             585
Assurant, Inc.                                         26,800           1,291
Astoria Financial Corp.                                20,100             598
Bank of America Corp.                                 239,735          12,354
Bank of New York Co., Inc. (The)                       26,980             907
Bear Stearns Cos., Inc. (The)                          18,400           2,610
Cedar Shopping Centers, Inc. (o)(N)                    26,576             403
Chubb Corp.                                            11,780             594

 154  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cigna Corp.                                            18,830           1,718
Citigroup, Inc.                                       176,790           8,541
Colonial BancGroup, Inc. (The)                         26,800             681
Countrywide Financial Corp.                            64,200           2,300
Dow Jones & Co., Inc. (N)                              22,300             781
E*Trade Financial Corp. (AE)                           51,800           1,207
Fannie Mae                                             31,270           1,498
First Data Corp.                                       37,513           1,532
First Horizon National Corp. (N)                       14,800             620
First Industrial Realty Trust, Inc. (o)(N)             11,268             454
First Marblehead Corp. (The) (N)                        7,020             322
Franklin Resources, Inc.                                9,770             893
Freddie Mac                                             6,390             370
GATX Corp. (N)                                         10,066             394
Genworth Financial, Inc. Class A                       25,000             858
Goldman Sachs Group, Inc.                              22,050           3,368
H&R Block, Inc.                                        27,200             619
Hanover Insurance Group, Inc. (The)                    11,676             540
Hartford Financial Services Group, Inc.                22,150           1,879
Host Hotels & Resorts, Inc. (o)                        51,000           1,082
Huntington Bancshares, Inc. (N)                        49,600           1,208
Jones Lang LaSalle, Inc.                               15,400           1,258
JPMorgan Chase & Co.                                  122,800           5,602
Kronos, Inc. (AE)                                       9,982             290
Legg Mason, Inc.                                       19,900           1,661
Lehman Brothers Holdings, Inc.                         36,130           2,347
Lincoln National Corp.                                 12,800             726
Loews Corp.                                            52,500           1,946
Mellon Financial Corp.                                 22,480             787
Merrill Lynch & Co., Inc.                              72,240           5,261
Metlife, Inc.                                          49,360           2,567
Morgan Stanley                                         15,000             997
New York Community Bancorp, Inc. (N)                   51,400             839
PartnerRe, Ltd.                                         9,100             565
PNC Financial Services Group, Inc.                     18,600           1,318
Prudential Financial, Inc.                              8,100             637
RenaissanceRe Holdings, Ltd.                            6,700             347
South Financial Group, Inc. (The) (N)                  29,600             800
St. Paul Travelers Cos., Inc. (The)                    28,600           1,310
Sun Communities, Inc. (o)                               9,645             308
SunTrust Banks, Inc.                                   39,890           3,146
UBS AG                                                 77,180           4,199
US Bancorp                                            101,900           3,261
Wachovia Corp.                                         11,500             617
Washington Mutual, Inc. (N)                            26,600           1,189
Westamerica Bancorporation (N)                          8,360             402
                                                                 ------------
                                                                      100,857
                                                                 ------------

Health Care - 11.9%
Abbott Laboratories                                    29,700           1,419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AmerisourceBergen Corp. Class A                         9,900             426
Amgen, Inc. (AE)                                       56,000           3,905
Baxter International, Inc.                             39,040           1,640
Biogen Idec, Inc. (AE)(N)                              66,115           2,785
Boston Scientific Corp. (AE)                          121,500           2,067
Chattem, Inc. (AE)(N)                                   8,210             279
Eli Lilly & Co.                                        30,390           1,725
Forest Laboratories, Inc. (AE)                         32,000           1,482
Gentiva Health Services, Inc. (AE)(N)                  24,373             392
Genzyme Corp. (AE)                                     35,700           2,438
Johnson & Johnson                                      58,850           3,681
KV Pharmaceutical Co. (AE)(N)                          24,325             461
LifePoint Hospitals, Inc. (AE)                         15,573             525
Matria Healthcare, Inc. (AE)(N)                        18,580             458
Medco Health Solutions, Inc. (AE)                      11,500             682
Medtronic, Inc.                                        55,100           2,784
Merck & Co., Inc.                                      77,440           3,118
Par Pharmaceutical Cos., Inc. (AE)(N)                  28,124             429
Pfizer, Inc.                                          156,500           4,067
PolyMedica Corp. (N)                                   16,281             630
PSS World Medical, Inc. (AE)                           26,662             529
Quest Diagnostics, Inc.                                 8,500             511
Sunrise Senior Living, Inc. (AE)(N)                    13,726             396
UnitedHealth Group, Inc.                               77,600           3,712
US Physical Therapy, Inc. (AE)                         21,118             323
WellPoint, Inc. (AE)                                   43,330           3,228
Wyeth                                                  45,200           2,191
                                                                 ------------
                                                                       46,283
                                                                 ------------

Integrated Oils - 5.7%
Chevron Corp.                                          84,612           5,566
ConocoPhillips                                         52,510           3,604
Exxon Mobil Corp.                                     126,020           8,537
Hess Corp.                                             39,020           2,064
Marathon Oil Corp.                                      7,600             689
Total SA - ADR                                         22,900           1,562
                                                                 ------------
                                                                       22,022
                                                                 ------------

Materials and Processing - 8.0%
Acuity Brands, Inc. (N)                                13,786             603
Air Products & Chemicals, Inc.                         10,710             685
Airgas, Inc.                                           26,300             953
Alcoa, Inc.                                            32,900             985
American Standard Cos., Inc.                           50,800           1,962
Archer-Daniels-Midland Co.                             13,440             591
Avery Dennison Corp. (N)                               12,400             727
Bemis Co.                                              19,500             599
BHP Billiton, Ltd. - ADR (N)                           31,000           1,308

                                                          Select Value Fund  155

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bowater, Inc. (N)                                      35,130             713
Brush Engineered Materials, Inc. (AE)(N)               22,145             511
Chemtura Corp. (N)                                     51,200             441
Commercial Metals Co.                                  15,956             362
Diversa Corp. (AE)(N)                                  19,830             186
Dow Chemical Co. (The)                                 43,910           1,518
EI Du Pont de Nemours & Co. (N)                        50,350           1,997
Freeport-McMoRan Copper & Gold, Inc. Class B            9,700             529
Gold Kist, Inc. (AE)(N)                                29,691             415
International Paper Co.                                48,250           1,656
IPSCO, Inc.                                             6,200             584
Lubrizol Corp.                                         14,700             629
Lyondell Chemical Co.                                  25,900             577
Masco Corp. (N)                                        64,570           1,726
MeadWestvaco Corp. (N)                                 30,000             784
Modtech Holdings, Inc. (AE)(N)                         43,809             289
Nalco Holding Co. (AE)                                 11,090             187
Packaging Corp. of America                             35,200             807
Phelps Dodge Corp.                                      8,000             699
PPG Industries, Inc.                                   18,660           1,148
Praxair, Inc.                                          10,200             559
Precision Castparts Corp.                              34,400           2,052
RPM International, Inc. (N)                            33,100             620
Sherwin-Williams Co. (The) (N)                          7,950             402
Smurfit-Stone Container Corp. (AE)(N)                  16,670             169
Spartech Corp.                                         20,349             470
Syngenta AG - ADR (N)                                  31,960             919
Teck Cominco, Ltd. Class B                              3,800             251
Temple-Inland, Inc.                                     9,900             421
Valspar Corp.                                          21,500             530
Worthington Industries, Inc. (N)                       16,694             341
                                                                 ------------
                                                                       30,905
                                                                 ------------

Miscellaneous - 2.9%
3M Co.                                                 13,500             950
General Electric Co.                                   72,100           2,357
Honeywell International, Inc.                          32,300           1,250
Johnson Controls, Inc.                                 26,620           2,043
Textron, Inc.                                          38,100           3,426
Trinity Industries, Inc. (N)                           29,550             988
Tyco International, Ltd.                                7,610             198
                                                                 ------------
                                                                       11,212
                                                                 ------------

Other Energy - 5.0%
Apache Corp.                                           10,540             743
Chesapeake Energy Corp. (N)                           111,300           3,662
Devon Energy Corp.                                     39,520           2,555
Diamond Offshore Drilling, Inc. (N)                    15,600           1,231
Encore Acquisition Co. (AE)(N)                         18,749             571
EOG Resources, Inc.                                    29,210           2,166
Global Industries, Ltd. (AE)                           25,196             420

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hanover Compressor Co. (AE)(N)                         31,699             602
James River Coal Co. (AE)(N)                            9,319             203
Matrix Service Co. (AE)(N)                             43,652             525
National-Oilwell Varco, Inc. (AE)(N)                   31,700           2,125
Noble Corp. (N)                                         2,550             183
Transocean, Inc. (AE)                                  22,800           1,761
Valero Energy Corp.                                    28,100           1,895
Whiting Petroleum Corp. (AE)(N)                        11,929             557
                                                                 ------------
                                                                       19,199
                                                                 ------------

Producer Durables - 6.6%
Agilent Technologies, Inc. (AE)                       104,900           2,983
American Power Conversion Corp.                        59,600           1,006
Applied Signal Technology, Inc. (N)                    18,807             288
BE Aerospace, Inc. (AE)                                21,356             529
Boeing Co.                                             41,400           3,205
C&D Technologies, Inc. (N)                             73,094             519
Champion Enterprises, Inc. (AE)(N)                     38,809             257
Cooper Industries, Ltd. Class A                         7,540             650
Crane Co.                                              10,578             406
Deere & Co.                                            24,980           1,813
Diebold, Inc. (N)                                      15,500             626
Esterline Technologies Corp. (AE)(N)                   12,140             514
Federal Signal Corp. (N)                               35,412             529
General Cable Corp. (AE)(N)                            18,635             665
IDEX Corp.                                              8,608             374
Illinois Tool Works, Inc.                               4,220             193
Koninklijke Philips Electronics NV                      3,400             112
Lockheed Martin Corp.                                  37,980           3,026
Northrop Grumman Corp.                                 32,620           2,159
Robbins & Myers, Inc. (N)                              16,086             431
Teradyne, Inc. (AE)                                    30,900             406
Terex Corp. (AE)                                       27,700           1,242
United Technologies Corp.                              46,560           2,896
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             12,677             402
WW Grainger, Inc. (N)                                   7,580             471
                                                                 ------------
                                                                       25,702
                                                                 ------------

Technology - 5.0%
Advanced Micro Devices, Inc. (AE)                      13,000             252
Analog Devices, Inc.                                   28,260             914
Avid Technology, Inc. (AE)(N)                          11,233             396
Broadcom Corp. Class A (AE)                            17,800             427
Cisco Systems, Inc. (AE)                               21,590             385
Corning, Inc. (AE)                                     74,700           1,425
Dell, Inc. (AE)                                        17,910             388

 156  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Filenet Corp. (AE)                                     10,463             333
Freescale Semiconductor, Inc. Class A (AE)             15,900             455
General Dynamics Corp.                                 39,800           2,667
Harris Corp.                                           10,300             469
Hewlett-Packard Co.                                   132,400           4,225
Intel Corp.                                            89,860           1,618
International Business Machines Corp.                   8,400             650
Internet Security Systems, Inc. (AE)                   13,686             308
Linear Technology Corp.                                17,500             566
Mantech International Corp. Class A (AE)               15,480             436
Micron Technology, Inc. (AE)                           27,200             424
Oracle Corp. (AE)                                      51,120             765
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)(N)                                   14,923             314
Symantec Corp. (AE)                                    14,100             245
Trimble Navigation, Ltd. (AE)                          16,600             797
Varian, Inc. (AE)(N)                                    7,774             350
Western Digital Corp. (AE)                             37,600             660
                                                                 ------------
                                                                       19,469
                                                                 ------------

Utilities - 9.7%
Alaska Communications Systems Group, Inc. (N)          38,444             476
Alltel Corp.                                           57,300           3,161
Ameren Corp. (N)                                        5,600             289
America Movil SA de CV
   Series L                                            62,300           2,229
AT&T, Inc.                                             86,600           2,597
Atmos Energy Corp. (N)                                 13,600             391
BellSouth Corp.                                        13,700             537
China Mobile, Ltd. - ADR (N)                           73,100           2,363
Citizens Communications Co.                            62,600             803
Comcast Corp. Class A (AE)                             43,800           1,506
Consolidated Edison, Inc. (N)                           6,600             309
Dominion Resources, Inc.                               40,450           3,175
Embarq Corp. (AE)                                       9,477             429
Entergy Corp.                                          11,120             857
Exelon Corp.                                           22,060           1,277
FPL Group, Inc. (N)                                    73,910           3,189
Level 3 Communications, Inc. (AE)(N)                   65,000             254
NII Holdings, Inc. (AE)                                19,300           1,019
NiSource, Inc.                                         25,900             589
Northeast Utilities                                    48,600           1,089
NSTAR                                                  19,900             620
Oneok, Inc.                                            13,200             491
PPL Corp.                                              56,290           1,915
Progress Energy, Inc. - CVO                             1,300               1
Public Service Enterprise Group, Inc.                   7,700             519
SCANA Corp.                                             7,200             288

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sprint Nextel Corp.                                    98,310           1,947
TECO Energy, Inc.                                      21,900             349
TXU Corp.                                               8,880             570
Verizon Communications, Inc.                           62,540           2,115
Vodafone Group PLC - ADR (AE)                          69,434           1,505
Windstream Corp. (AE)                                  51,405             644
                                                                 ------------
                                                                       37,503
                                                                 ------------

TOTAL COMMON STOCKS
(cost $323,782)                                                       371,026
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.3%
Russell Investment Company Money Market Fund       15,661,000          15,661
United States Treasury Bills (c)(z)(sec.)
   4.885% due 09/14/06                                  1,100           1,094
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $16,755)                                                         16,755
                                                                 ------------

OTHER SECURITIES - 11.7%
Russell Investment Company Money Market Fund (X)   13,271,474          13,271
State Street Securities Lending Quality Trust
   (X)                                             32,246,167          32,246
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $45,517)                                                         45,517
                                                                 ------------

TOTAL INVESTMENTS - 111.8%
(identified cost $386,054)                                            433,298

OTHER ASSETS AND LIABILITIES,
NET - (11.8%)                                                         (45,592)
                                                                 ------------

NET ASSETS - 100.0%                                                   387,706
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  157

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 09/06 (29)                              10,751                456

S&P 500 E-Mini Index (CME)
   expiration date 09/06 (56)                               3,589                 41

S&P 500 Index (CME)
   expiration date 09/06 (8)                                2,564                 26
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        523
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 158  Select Value Fund

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

ARS - Argentine peso                     HKD - Hong Kong dollar                   PHP - Philippine peso
AUD - Australian dollar                  HUF - Hungarian forint                   PKR - Pakistani rupee
BRL - Brazilian real                     IDR - Indonesian rupiah                  PLN - Polish zloty
CAD - Canadian dollar                    ILS - Israeli shekel                     RUB - Russian ruble
CHF - Swiss franc                        INR - Indian rupee                       SEK - Swedish krona
CLP - Chilean peso                       ISK - Iceland krona                      SGD - Singapore dollar
CNY - Chinese renminbi yuan              ITL - Italian lira                       SKK - Slovakian koruna
COP - Colombian peso                     JPY - Japanese yen                       THB - Thai baht
CRC - Costa Rica colon                   KES - Kenyan schilling                   TRY - Turkish lira
CZK - Czech koruna                       KRW - South Korean won                   TWD - Taiwanese dollar
DKK - Danish krone                       MXN - Mexican peso                       USD - United States dollar
EGP - Egyptian pound                     MYR - Malaysian ringgit                  VEB - Venezuelan bolivar
EUR - Euro                               NOK - Norwegian krone                    VND - Vietnam dong
GBP - British pound sterling             NZD - New Zealand dollar                 ZAR - South African rand
                                         PEN - Peruvian nouveau sol

                                          Notes to Schedules of Investments  159

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

 160  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at
       the closing rate of exchange on the valuation           date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are

                                                  Notes to Quarterly Report  161

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2006 are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Diversified Bond Fund and Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2006, there were no unfunded loan commitments in the Multistrategy Bond Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

 162  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2006 the Multistrategy Bond Fund had cash collateral balances of $312,272 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond, Diversified Bond, Multistrategy Bond and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange

                                                  Notes to Quarterly Report  163

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Securities Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended July 31, 2006 for the following Funds were as follows:

                                                  INTERNATIONAL SECURITIES                       EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                           40    $           173,744                    286    $           723,862
   Opened                                                855              4,332,948                  2,643              3,968,984
   Closed                                               (705)            (3,372,791)                (2,153)            (3,583,042)
   Expired                                               (19)              (117,016)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2006                             171    $         1,016,885                    776              1,109,804
                                         ===================    ===================    ===================    ===================

                                              SHORT DURATION BOND FUND            DIVERSIFIED BOND
                                            ----------------------------    ----------------------------
                                             NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                             CONTRACTS        RECEIVED       CONTRACTS        RECEIVED
   -----------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                      160    $    321,656             377    $    169,060
   Opened                                            262         625,159           1,579         715,014
   Closed                                             (4)        (69,050)           (165)       (107,594)
   Expired                                            (3)        (98,515)           (712)       (202,820)
                                            ------------    ------------    ------------    ------------
   Outstanding July 31, 2006                         415    $    779,250           1,079    $    573,660
                                            ============    ============    ============    ============

 164  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                               MULTISTRATEGY BOND
                                                                   ------------------------------------------
                                                                        NUMBER OF              PREMIUMS
                                                                        CONTRACTS              RECEIVED
   ----------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                                                    535    $           563,340
   Opened                                                                        1,924              2,001,769
   Closed                                                                         (123)              (217,911)
   Expired                                                                      (1,347)              (393,295)
                                                                   -------------------    -------------------
   Outstanding July 31, 2006                                                       989    $         1,953,903
                                                                   ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of July 31, 2006, the non-cash collateral received for the securities on loan in the following funds was:

                                              NON-CASH
   FUNDS                                  COLLATERAL VALUE       NON-CASH COLLATERAL HOLDING
   ---------------------------------------------------------------------------------------------
   Special Growth                            $   82,686       Pool of US Government Securities
   International Securities                   1,817,195       Pool of US Government Securities
   Diversified Bond                           2,140,679       Pool of US Government Securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program, in the Investment Company's Money Market and Tax Free Money Market Funds (two of the Funds of the Investment Company not presented herein). As of July 31, 2006, $1,273,743,733 of the Money Market Fund's net assets and $7,005,848 of the Tax Free Money Market Fund's net assets represents investments by the Funds presented herein and $467,460,370 of the Money Market Funds' net assets represents the investments of other RIC Funds not presented herein.

                                                  Notes to Quarterly Report  165

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                           INTERNATIONAL
                                            DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES
   -----------------------------------------------------------------------------------------------------------------------
   Cost of Investments                       $  3,068,333,980    $  1,323,426,986    $  3,259,818,497     $  3,235,891,622
   Unrealized Appreciation                        378,503,413         105,652,191         382,294,914          599,832,947
   Unrealized Depreciation                        (79,114,853)        (48,027,275)        (77,242,573)         (43,149,604)
                                             ----------------    ----------------    ----------------     ----------------
   Net Unrealized Appreciation
     (Depreciation)                          $    299,388,560    $     57,624,916    $    305,052,341     $    556,683,343
                                             ================    ================    ================     ================

                                                        REAL ESTATE       SHORT DURATION
                                   EMERGING MARKETS      SECURITIES            BOND         DIVERSIFIED BOND   MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    862,555,507   $  1,314,937,810   $  1,144,722,539   $  2,741,514,800    $  2,677,439,214
   Unrealized Appreciation              269,940,617        653,947,703          1,250,409         10,435,084          25,750,197
   Unrealized Depreciation              (26,088,863)        (2,553,002)       (14,633,670)       (33,711,633)        (40,239,609)
                                   ----------------   ----------------   ----------------   ----------------    ----------------
   Net Unrealized Appreciation
     (Depreciation)                $    243,851,754   $    651,394,702   $    (13,383,261)  $    (23,276,549)   $    (14,489,412)
                                   ================   ================   ================   ================    ================

                                                          TAX-MANAGED      TAX-MANAGED MID
                                     TAX EXEMPT BOND       LARGE CAP         & SMALL CAP       SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    278,977,053   $    392,040,534   $    246,043,418   $    203,455,815   $    387,772,658
   Unrealized Appreciation                  2,176,153         88,245,962         36,186,142         17,065,399         55,913,547
   Unrealized Depreciation                 (2,457,178)       (10,567,360)        (8,927,671)        (8,434,266)       (10,388,415)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $       (281,025)  $     77,678,602   $     27,258,471   $      8,631,133   $     45,525,132
                                     ================   ================   ================   ================   ================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

 166  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                           PRINCIPAL                                COST           MARKET VALUE
   FUND - % OF NET ASSETS              ACQUISITION         AMOUNT ($)       COST PER UNIT          (000)              (000)
   SECURITIES                              DATE            OR SHARES              $                  $                  $
   ------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund - 1.7%
   NovaTek OAO                               07/21/05             52,500           2,045.22              1,074              2,341
   Holcim Ecuador SA                         07/24/96             10,500           1,266.67                133                441
   Bank of Communications Co.,
     Ltd.                                    07/26/06            760,000              63.00                479                478
                                                                                                                 ----------------
                                                                                                                            3,260
                                                                                                                 ================
   Short Duration Bond Fund - 0.2%
   DG Funding Trust                          11/11/03                219          10,537.12              2,308              2,315
   Metropolitan Life Global Funding
     I                                       07/18/06          4,000,000              99.97              3,999              4,033
                                                                                                                 ----------------
                                                                                                                            6,348
                                                                                                                 ================
   Diversified Bond Fund - 0.5%
   Aiful Corp.                               02/02/39            300,000              99.73                299                288
   American International Group,
     Inc.                                    03/27/66            700,000             100.01                700                700
   Ameriquest Mortgage Securities,
     Inc.                                    03/15/66          1,239,284             100.05              1,240              1,240
   ASIF Global Financing                     04/23/38            120,000              99.84                120                115
   DG Funding Trust                          02/26/85                103          10,537.12              1,085              1,090
   Glitnir Banki HF                          12/11/65            570,000              99.96                570                571
   HBOS Treasury Services PLC                03/20/66          1,300,000             100.00              1,300              1,300
   Kaupthing Bank Hf                         09/02/65          1,730,000              99.48              1,721              1,749
   Mastr Reperforming Loan Trust             09/26/37            861,971             102.33                882                858
   Pemex Project Funding Master
     Trust                                   08/13/64            390,000              99.64                389                374
   Rabobank Capital Funding II               04/28/38             30,000             101.80                 31                 29
   Rabobank Capital Funding Trust            04/24/38             60,000             100.77                 60                 56
   Resona Preferred Global
     Securities Cayman, Ltd.                 11/11/38            375,000             100.89                378                382
   Shinsei Finance Cayman, Ltd.              11/10/64            660,000              99.85                659                639
   Sigma Finance, Inc.                       04/04/66            970,000             100.00                970                970
   TNK-BP Finance SA                         03/22/66            430,000              99.75                429                435
                                                                                                                 ----------------
                                                                                                                           10,796
                                                                                                                 ================
   Multistrategy Bond Fund - 0.4%
   DG Funding Trust                          02/26/85                191          10,537.13           2,013.00              2,022
   Delta Air Lines, Inc.                     04/05/66            405,000             111.25             451.00                417
   GS Mortgage Securities Corp. II           03/20/66            925,000              98.11             907.00                907
   Glitnir Banki HF                          12/11/65            965,000             100.00             965.00                967
   Hanarotelecom, Inc.                       03/26/37          1,120,000              99.78           1,118.00              1,070
   JBS SA                                    04/06/66            280,000             100.00             280.00                280
   Southern Copper Corp.                     08/26/65          2,580,000              98.42           2,539.00              2,573
   Southern Copper Corp.                     08/26/65            180,000              97.30             175.00                180
   TNK-BP Finance SA                         03/22/66          1,460,000              99.70           1,456.00              1,476
                                                                                                                 ----------------
                                                                                                                            9,892
                                                                                                                 ================

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                  Notes to Quarterly Report  167

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 168  Shareholder Requests for Additional Information

(RUSSELL LOGO)

RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-067 (1 07/06)

INSTITUTIONAL FUNDS



2006 Quarterly Report

CLASS E, I, AND Y SHARES:

EQUITY I FUND

EQUITY II FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS C, E, AND S SHARES:

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND

CLASS C, E, I, AND S SHARES:

SELECT GROWTH FUND

SELECT VALUE FUND

JULY 31, 2006


                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on eleven of these
Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                           Russell Investment Company

                              Institutional Funds

                                Quarterly Report

                           July 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................         9

Equity Q Fund........................................................        20

International Fund...................................................        26

Fixed Income I Fund..................................................        41

Fixed Income III Fund................................................        65

Emerging Markets Fund................................................        99

Real Estate Securities Fund..........................................       109

Short Duration Bond Fund.............................................       111

Select Growth Fund...................................................       124

Select Value Fund....................................................       128

Notes to Schedules of Investments....................................       133

Notes to Quarterly Report............................................       134

Shareholder Requests for Additional Information......................       143

Russell Investment Company - Institutional Funds

Copyright (c) Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") changed its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo changed its name to Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC., MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.3%
Auto and Transportation - 3.9%
American Axle & Manufacturing Holdings, Inc. (N)       14,200             233
Autoliv, Inc.                                           8,800             494
BorgWarner, Inc.                                        7,000             420
Burlington Northern Santa Fe Corp.                    175,441          12,090
CH Robinson Worldwide, Inc. (N)                        23,950           1,096
CSX Corp.                                             176,400          10,704
FedEx Corp.                                            88,747           9,293
Ford Motor Co. (N)                                     17,400             116
General Motors Corp. (N)                               18,500             596
Honda Motor Co., Ltd. - ADR                            38,950           1,283
Magna International, Inc. Class A (N)                   2,800             206
Navistar International Corp. (AE)                     130,050           2,908
Norfolk Southern Corp.                                118,600           5,150
Southwest Airlines Co.                                 87,200           1,569
Swift Transportation Co., Inc. (AE)(N)                 12,950             346
Toyota Motor Corp. - ADR                               18,560           1,953
Union Pacific Corp.                                    59,042           5,018
US Airways Group, Inc. (AE)(N)                         27,600           1,261
UTI Worldwide, Inc.                                    24,200             564
Visteon Corp. (AE)(N)                                 241,650           1,725
                                                                 ------------
                                                                       57,025
                                                                 ------------

Consumer Discretionary - 12.1%
Accenture, Ltd. Class A                               134,850           3,946
Activision, Inc. (AE)                                  50,400             602
aQuantive, Inc. (AE)                                   24,800             508
Best Buy Co., Inc.                                     29,600           1,342
Black & Decker Corp.                                    4,800             338
Carnival Corp.                                         58,950           2,297
CBS Corp. Class B                                      38,200           1,048
Coach, Inc. (AE)                                       92,720           2,662
Convergys Corp. (AE)                                   15,200             290
Costco Wholesale Corp.                                 62,500           3,297
Dick's Sporting Goods, Inc. (AE)(N)                    17,600             641
Electronic Arts, Inc. (AE)                            120,700           5,686
Estee Lauder Cos., Inc. (The) Class A (N)              91,600           3,419
Federated Department Stores, Inc.                      50,400           1,770
Focus Media Holding, Ltd. - ADR (AE)(N)                16,580           1,038
Four Seasons Hotels, Inc.                              52,879           2,909
GameStop Corp. Class A (AE)(N)                         33,050           1,375
Gannett Co., Inc.                                      16,800             876
Gap, Inc. (The)                                       139,840           2,426
Google, Inc. Class A (AE)                              45,348          17,532
GTECH Holdings Corp.                                   20,400             687
Hewitt Associates, Inc. Class A (AE)                  110,300           2,478
Hilton Hotels Corp.                                   179,900           4,305
Home Depot, Inc.                                       71,769           2,491
International Game Technology                          68,440           2,646

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (AE)(N)                40,900             335
JC Penney Co., Inc.                                    42,200           2,657
Jones Apparel Group, Inc.                              15,700             465
Kimberly-Clark Corp.                                   16,050             980
Kohl's Corp. (AE)                                     170,650           9,664
Las Vegas Sands Corp. (AE)                             77,552           4,811
Liberty Global, Inc.
   Series C (AE)                                       56,171           1,190
Liberty Global, Inc. Class A (AE)                      51,857           1,133
Liberty Media Holding Corp. - Interactive Class
   A (AE)                                             118,812           1,957
Liberty Media Holding Corp. - Capital Series A
   (AE)                                                23,762           1,939
Limited Brands, Inc. (N)                               21,650             545
Lowe's Cos., Inc.                                     145,966           4,138
Mattel, Inc.                                           37,500             676
McDonald's Corp.                                      449,000          15,890
McGraw-Hill Cos., Inc. (The)                           21,500           1,210
MGM Mirage (AE)(N)                                     70,583           2,509
Newell Rubbermaid, Inc.                                49,950           1,317
News Corp. Class A                                     87,540           1,684
Nike, Inc. Class B                                     96,200           7,600
Nutri System, Inc. (AE)(N)                             38,670           2,046
Office Depot, Inc. (AE)                                35,900           1,294
Omnicom Group, Inc.                                    62,230           5,508
Quiksilver, Inc. (AE)(N)                              168,900           2,187
RadioShack Corp. (N)                                   53,100             859
Scientific Games Corp. (AE)(N)                         61,950           2,104
Sears Holdings Corp. (AE)                              16,700           2,292
Starbucks Corp. (AE)                                  219,212           7,510
Starwood Hotels & Resorts Worldwide, Inc. (o)          72,780           3,827
Station Casinos, Inc. (N)                              17,540             962
Target Corp.                                           38,627           1,774
Tech Data Corp. (AE)                                   10,600             394
Tiffany & Co.                                          41,600           1,314
Time Warner, Inc.                                      73,700           1,216
Urban Outfitters, Inc. (AE)(N)                         84,300           1,230
VF Corp.                                                7,500             509
Viacom, Inc. Class A (AE)                              76,320           2,660
Wal-Mart Stores, Inc.                                 129,050           5,743
Walt Disney Co.                                       121,100           3,595
Wynn Resorts, Ltd. (AE)(N)                             15,145             969
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                            195,150           2,264
Yum! Brands, Inc.                                      54,775           2,465
                                                                 ------------
                                                                      180,031
                                                                 ------------

                                                                Equity I Fund  3

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumer Staples - 7.3%
Altria Group, Inc.                                    318,680          25,485
Clorox Co.                                              5,100             306
Coca-Cola Co. (The)                                    66,400           2,955
Colgate-Palmolive Co.                                 108,500           6,436
ConAgra Foods, Inc.                                    11,300             243
CVS Corp.                                             253,880           8,307
Dean Foods Co. (AE)                                    23,000             863
Diageo PLC - ADR                                       45,440           3,195
General Mills, Inc.                                     3,700             192
Hansen Natural Corp. (AE)(N)                           32,400           1,490
Kellogg Co.                                            50,310           2,423
Kroger Co. (The)                                       35,400             812
Molson Coors Brewing Co. Class B                        7,800             557
PepsiCo, Inc.                                         327,970          20,787
Procter & Gamble Co.                                  393,728          22,128
Reynolds American, Inc. (N)                             7,400             938
Safeway, Inc.                                          14,700             413
Sara Lee Corp.                                         40,100             678
Supervalu, Inc.                                         3,800             103
Tyson Foods, Inc. Class A                              19,400             274
UST, Inc. (N)                                          11,200             566
Walgreen Co.                                          181,910           8,510
Whole Foods Market, Inc.                               18,520           1,065
                                                                 ------------
                                                                      108,726
                                                                 ------------

Financial Services - 20.6%
ACE, Ltd.                                               5,300             273
Allstate Corp. (The)                                  138,560           7,873
American Express Co.                                  136,300           7,096
American International Group, Inc.                    341,300          20,707
AmSouth Bancorporation                                 27,200             780
Annaly Mortgage Management, Inc. (o)(N)               229,450           2,939
AON Corp. (N)                                         166,900           5,713
Astoria Financial Corp.                                 8,400             250
Bank of America Corp.                                 592,271          30,520
BB&T Corp. (N)                                         12,800             537
Capital One Financial Corp.                            40,700           3,148
CB Richard Ellis Group, Inc. Class A (AE)              95,216           2,240
Charles Schwab Corp. (The)                            124,180           1,972
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                   10,470           4,829
Chubb Corp.                                            45,570           2,298
Cigna Corp.                                            16,860           1,538
Citigroup, Inc.                                       443,156          21,409
Comerica, Inc.                                         13,200             773
Commerce Bancorp, Inc. (N)                             34,700           1,179
Countrywide Financial Corp.                           250,250           8,966
Deluxe Corp.                                            8,650             147
Fannie Mae                                            298,030          14,279
First Data Corp.                                       33,200           1,356

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Horizon National Corp. (N)                       14,300             599
Franklin Resources, Inc.                               26,600           2,433
Freddie Mac                                            33,200           1,921
Genworth Financial, Inc. Class A                      347,616          11,923
Global Payments, Inc.                                  33,890           1,442
Goldman Sachs Group, Inc.                             142,420          21,755
Hartford Financial Services Group, Inc.                79,730           6,764
Host Hotels & Resorts, Inc. (o)                           550              12
Hudson City Bancorp, Inc.                              47,550             617
Huntington Bancshares, Inc. (N)                        12,900             314
JPMorgan Chase & Co.                                  542,050          24,728
Keycorp                                                26,500             978
Lehman Brothers Holdings, Inc.                        122,244           7,940
Lincoln National Corp.                                 13,100             743
Loews Corp.                                            27,150           1,006
MBIA, Inc.                                             11,100             653
Merrill Lynch & Co., Inc.                              86,200           6,277
Metlife, Inc.                                         134,740           7,006
MGIC Investment Corp.                                   9,200             524
Morgan Stanley                                         84,800           5,639
National City Corp.                                    32,510           1,170
North Fork Bancorporation, Inc.                       150,700           4,269
Old Republic International Corp.                       11,900             253
PartnerRe, Ltd. (N)                                     5,300             329
Paychex, Inc.                                         121,000           4,136
PNC Financial Services Group, Inc.                     55,770           3,951
Progressive Corp. (The)                                48,256           1,167
RenaissanceRe Holdings, Ltd. (N)                       31,725           1,644
SLM Corp.                                              51,739           2,602
Sovereign Bancorp, Inc. (N)                            13,485             278
St. Paul Travelers Cos., Inc. (The)                   138,414           6,339
SunTrust Banks, Inc.                                   56,030           4,419
Torchmark Corp.                                         3,400             206
Trizec Properties, Inc. (o)                            75,450           2,170
UBS AG                                                187,488          10,199
UnumProvident Corp. (N)                                60,500             982
US Bancorp                                              7,974             255
Wachovia Corp.                                         65,000           3,486
Waddell & Reed Financial, Inc. Class A                  9,200             200
Washington Mutual, Inc. (N)                            56,935           2,545
Wells Fargo & Co.                                     153,737          11,121
XL Capital, Ltd. Class A                                4,750             303
                                                                 ------------
                                                                      306,120
                                                                 ------------

Health Care - 12.0%
Abbott Laboratories                                   137,450           6,566
Allergan, Inc.                                         39,070           4,214

 4  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AmerisourceBergen Corp. Class A                        18,400             791
Amgen, Inc. (AE)                                      162,500          11,333
Amylin Pharmaceuticals, Inc. (AE)(N)                   63,999           3,123
AstraZeneca PLC - ADR                                  71,360           4,355
Baxter International, Inc.                            239,250          10,048
Boston Scientific Corp. (AE)                           19,600             333
Cardinal Health, Inc.                                  41,200           2,760
Caremark Rx, Inc.                                     130,400           6,885
Celgene Corp. (AE)(N)                                  48,980           2,346
Covance, Inc. (AE)                                     31,100           1,983
DaVita, Inc. (AE)                                      20,500           1,025
Eli Lilly & Co.                                       119,900           6,807
Endo Pharmaceuticals Holdings, Inc. (AE)                6,600             205
Express Scripts, Inc. Class A (AE)                     28,530           2,198
Fisher Scientific International, Inc. (AE)             42,100           3,120
Genentech, Inc. (AE)(N)                               200,492          16,204
Genzyme Corp. (AE)                                     30,032           2,051
Gilead Sciences, Inc. (AE)                             82,840           5,093
Henry Schein, Inc. (AE)                                30,800           1,460
Human Genome Sciences, Inc. (AE)(N)                   239,600           2,327
Intuitive Surgical, Inc. (AE)(N)                       18,020           1,716
Johnson & Johnson                                     192,050          12,013
Kinetic Concepts, Inc. (AE)                             9,000             401
McKesson Corp.                                         29,200           1,471
Medco Health Solutions, Inc. (AE)                      83,800           4,972
Medimmune, Inc. (AE)                                    7,000             178
Medtronic, Inc.                                       105,000           5,305
Merck & Co., Inc.                                     284,359          11,451
Novartis AG - ADR                                     100,550           5,653
Omnicare, Inc. (N)                                     50,200           2,272
Panacos Pharmaceuticals, Inc. (AE)(N)                  86,600             416
PDL BioPharma, Inc. (AE)(N)                            85,200           1,534
Pfizer, Inc.                                          287,700           7,477
Quest Diagnostics, Inc. (N)                            13,507             812
ResMed, Inc. (AE)(N)                                   45,930           2,132
St. Jude Medical, Inc. (AE)                            34,900           1,288
Stryker Corp.                                         106,100           4,829
Tenet Healthcare Corp. (AE)(N)                         67,200             398
Triad Hospitals, Inc. (AE)                             51,300           1,999
UnitedHealth Group, Inc.                              200,135           9,572
WellPoint, Inc. (AE)                                   45,400           3,382
Wyeth                                                  63,280           3,067
Zimmer Holdings, Inc. (AE)                              7,200             455
                                                                 ------------
                                                                      178,020
                                                                 ------------

Integrated Oils - 5.3%
Chevron Corp.                                          81,751           5,378
ConocoPhillips                                        202,360          13,890
Exxon Mobil Corp.                                     376,760          25,522
Hess Corp. (N)                                        149,140           7,890
Marathon Oil Corp.                                    142,453          12,912

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Murphy Oil Corp.                                       13,800             710
Occidental Petroleum Corp.                             86,250           9,293
Total SA - ADR                                         46,480           3,171
                                                                 ------------
                                                                       78,766
                                                                 ------------

Materials and Processing - 3.2%
Air Products & Chemicals, Inc.                         33,133           2,118
Allegheny Technologies, Inc. (N)                       24,200           1,546
Archer-Daniels-Midland Co.                            129,464           5,696
Ashland, Inc.                                           8,500             565
BHP Billiton, Ltd. - ADR (N)                           45,500           1,920
Bunge, Ltd.                                            30,700           1,675
Cameco Corp.                                           29,000           1,157
Corn Products International, Inc.                      29,800             991
Cytec Industries, Inc.                                 15,500             828
Dow Chemical Co. (The)                                 54,480           1,884
EI Du Pont de Nemours & Co. (N)                        15,400             611
Hercules, Inc. (AE)                                     7,500             104
Hexcel Corp. (AE)                                       1,650              24
International Paper Co.                               233,350           8,011
Lubrizol Corp. (N)                                      8,950             383
Masco Corp.                                           131,690           3,520
Monsanto Co.                                          102,442           4,404
Mosaic Co. (The) (AE)(N)                              116,500           1,828
PPG Industries, Inc.                                   46,940           2,889
Smurfit-Stone Container Corp. (AE)(N)                  39,000             395
Sonoco Products Co. (N)                                 6,300             205
St. Joe Co. (The) (N)                                  20,331             913
Syngenta AG - ADR (N)                                 127,503           3,666
United States Steel Corp.                              28,650           1,807
                                                                 ------------
                                                                       47,140
                                                                 ------------

Miscellaneous - 3.5%
3M Co.                                                 96,900           6,822
Eaton Corp.                                            12,200             782
Foster Wheeler, Ltd. (AE)(N)                           13,800             526
General Electric Co.                                  920,840          30,102
Honeywell International, Inc.                         178,500           6,908
SPX Corp.                                               8,950             489
Textron, Inc.                                          29,630           2,664
Tyco International, Ltd.                              137,050           3,576
                                                                 ------------
                                                                       51,869
                                                                 ------------

Other Energy - 3.9%
Apache Corp.                                           47,400           3,340
Baker Hughes, Inc.                                     69,500           5,557
Cameron International Corp. (AE)                       12,300             620
Devon Energy Corp.                                     46,010           2,974

                                                                Equity I Fund  5

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GlobalSantaFe Corp.                                     4,600             253
Halliburton Co.                                       505,218          16,854
National-Oilwell Varco, Inc. (AE)                      28,460           1,908
Newfield Exploration Co. (AE)                          38,400           1,781
Peabody Energy Corp.                                   56,840           2,836
Reliant Energy, Inc. (AE)(N)                          615,550           7,744
Rowan Cos., Inc.                                        4,000             135
Schlumberger, Ltd.                                    175,739          11,748
Smith International, Inc.                              16,100             718
Transocean, Inc. (AE)                                   4,400             340
Valero Energy Corp.                                    24,000           1,618
                                                                 ------------
                                                                       58,426
                                                                 ------------

Producer Durables - 5.7%
AGCO Corp. (AE)                                        31,500             723
Agilent Technologies, Inc. (AE)(N)                     48,950           1,392
Alcatel SA - ADR (AE)(N)                               17,850             201
American Power Conversion Corp.                        68,900           1,163
American Tower Corp. Class A (AE)                      14,400             487
Applied Materials, Inc.                               150,060           2,362
Boeing Co.                                            159,280          12,332
Bombardier, Inc. (AE)                                 508,900           1,349
Caterpillar, Inc.                                     176,721          12,524
Centex Corp.                                            2,950             140
Crown Castle International Corp. (AE)(N)               68,910           2,428
Danaher Corp.                                          30,610           1,996
Deere & Co.                                            94,508           6,858
DR Horton, Inc.                                       166,050           3,558
Emerson Electric Co.                                   14,100           1,113
ESCO Technologies, Inc. (AE)(N)                        12,400             653
Goodrich Corp.                                         30,500           1,231
Itron, Inc. (AE)(N)                                     8,600             400
KB Home (N)                                            30,220           1,285
Lennar Corp. Class A (N)                               30,236           1,353
Lockheed Martin Corp.                                 127,587          10,166
Northrop Grumman Corp.                                108,660           7,192
Pitney Bowes, Inc.                                      3,500             145
Pulte Homes, Inc.                                       5,250             150
Teradyne, Inc. (AE)(N)                                 67,400             886
Thermo Electron Corp. (AE)                             62,720           2,321
United Technologies Corp.                             150,313           9,348
                                                                 ------------
                                                                       83,756
                                                                 ------------

Technology - 9.6%
Advanced Micro Devices, Inc. (AE)                      21,400             415
Agere Systems, Inc. Class A (AE)(N)                    26,200             381
Akamai Technologies, Inc. (AE)(N)                      83,510           3,310
Amkor Technology, Inc. (AE)(N)                         56,700             350
Apple Computer, Inc. (AE)                             186,110          12,648
Arrow Electronics, Inc. (AE)                           16,500             466
AU Optronics Corp. - ADR (AE)(N)                      201,162           2,965
Avnet, Inc. (AE)                                       12,700             231

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BearingPoint, Inc. (AE)(N)                            250,750           2,006
Broadcom Corp. Class A (AE)                            42,700           1,024
Celestica, Inc. (AE)(N)                               134,300           1,275
Cisco Systems, Inc. (AE)                              476,950           8,514
Citrix Systems, Inc. (AE)                              39,940           1,269
Corning, Inc. (AE)                                     81,400           1,552
Dell, Inc. (AE)                                       149,450           3,240
Electronic Data Systems Corp.                          27,000             645
EMC Corp. (AE)                                         22,100             224
Flextronics International, Ltd. (AE)                  120,450           1,366
Formfactor, Inc. (AE)(N)                               16,500             707
General Dynamics Corp.                                 73,818           4,947
Hewlett-Packard Co.                                   496,987          15,859
Intel Corp.                                           189,860           3,417
International Business Machines Corp.                  52,850           4,091
International Rectifier Corp. (AE)(N)                  49,450           1,763
JDS Uniphase Corp. (AE)(N)                          1,690,510           3,601
Juniper Networks, Inc. (AE)                            44,400             597
L-3 Communications Holdings, Inc.                      41,300           3,042
Lucent Technologies, Inc. (AE)                        118,050             251
Micron Technology, Inc. (AE)                          213,060           3,322
Microsoft Corp.                                       409,700           9,845
Motorola, Inc.                                        316,241           7,198
National Semiconductor Corp.                          100,300           2,333
Oracle Corp. (AE)                                     371,360           5,559
Qualcomm, Inc.                                        467,362          16,479
Research In Motion, Ltd. (AE)(N)                       61,300           4,023
Salesforce.com, Inc. (AE)(N)                           45,480           1,169
SanDisk Corp. (AE)                                     55,200           2,576
Sanmina-SCI Corp. (AE)                                 19,900              69
Seagate Technology, Inc. (AE)                           9,400              --
Silicon Image, Inc. (AE)                               89,000             942
Solectron Corp. (AE)(N)                                97,600             295
Sun Microsystems, Inc. (AE)                           303,790           1,322
Tellabs, Inc. (AE)                                     23,300             219
Texas Instruments, Inc.                               218,738           6,514
                                                                 ------------
                                                                      142,021
                                                                 ------------

Utilities - 5.2%
America Movil SA de CV - ADR
   Series L                                            53,814           1,925
AT&T, Inc.                                             95,600           2,867
BellSouth Corp.                                       194,850           7,632
Comcast Corp. Class A (AE)                            247,288           8,502
Constellation Energy Group, Inc.                       11,500             666
Dominion Resources, Inc.                              178,400          14,001
DTE Energy Co.                                          4,700             199
Embarq Corp. (AE)                                      49,398           2,235

 6  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entergy Corp.                                          70,400           5,428
Exelon Corp.                                           78,300           4,534
FPL Group, Inc. (N)                                    50,600           2,183
Level 3 Communications, Inc. (AE)(N)                  142,100             556
NII Holdings, Inc. (AE)(N)                             31,170           1,645
Pinnacle West Capital Corp. (N)                        12,400             533
Progress Energy, Inc.                                   3,100             135
Progress Energy, Inc. - CVO                             3,200               1
Sprint Nextel Corp.                                   504,636           9,992
Telephone & Data Systems, Inc. (N)                     23,400             930
TXU Corp.                                             103,430           6,643
Verizon Communications, Inc.                          178,729           6,045
Wisconsin Energy Corp.                                 13,300             561
                                                                 ------------
                                                                       77,213
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,220,032)                                                   1,369,113
                                                                 ------------

PREFERRED STOCKS - 0.1%
Producer Durables - 0.1%
General Motors Corp.                                   65,800           1,415
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,138)                                                           1,415
                                                                 ------------

LONG-TERM INVESTMENTS - 0.1%
Corporate Bonds and Notes - 0.1%
AMR Corp.
   4.250% due 09/23/23                                    797           1,141
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $939)                                                             1,141
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.3%
Russell Investment Company
   Money Market Fund                              103,071,285         103,071
United States Treasury Bills (c)(z)(sec.)
   4.885% due 09/14/06                                  5,000           4,971
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $108,042)                                                       108,042
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 6.7%
Russell Investment Company
   Money Market Fund (X)                           29,161,545          29,162
State Street Securities Lending Quality Trust
   (X)                                             70,854,829          70,855
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $100,017)                                                       100,017
                                                                 ------------

TOTAL INVESTMENTS - 106.5%
(identified cost $1,430,168)                                        1,579,728

OTHER ASSETS AND LIABILITIES,
NET - (6.5%)                                                          (96,826)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,482,902
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                                Equity I Fund  7

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/06 (16)                               5,564                (20)

Russell 1000 Mini Index (CME) expiration date
   09/06 (40)                                               2,782                  8

S&P 500 E-Mini Index (CME) expiration date 09/06
   (161)                                                   10,318                 30

S&P 500 Index (CME)
   expiration date 09/06 (205)                             65,692                963

S&P Midcap 400 E-Mini Index (CME) expiration
   date 09/06 (285)                                        21,272               (201)
                                                                     ---------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     780
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 8  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.3%
Auto and Transportation - 3.7%
AAR Corp. (AE)                                         31,213             739
Aftermarket Technology Corp. (AE)                      12,180             266
Airtran Holdings, Inc. (AE)                            55,407             695
Alaska Air Group, Inc. (AE)                            19,600             728
ArvinMeritor, Inc. (N)                                 72,962           1,201
Autoliv, Inc.                                           5,900             331
Bandag, Inc. (N)                                        4,400             152
Bristow Group, Inc. (AE)(N)                            20,000             678
Continental Airlines, Inc. Class A (AE)(N)              5,311             140
Dana Corp. (N)                                        106,000             240
DryShips, Inc. New (N)                                 45,200             496
EGL, Inc. (AE)                                         16,343             718
Freightcar America, Inc. New (N)                        2,134             114
Frozen Food Express Industries (AE)(N)                 48,126             441
Grupo TMM SA - ADR (AE)                                43,000             126
Heartland Express, Inc.                                30,900             465
HUB Group, Inc. Class A (AE)                           67,919           1,534
Kansas City Southern (AE)(N)                           19,600             482
Laidlaw International, Inc.                            35,300             935
Martin Midstream Partners, LP (N)                      25,757             818
Mesa Air Group, Inc. (AE)(N)                            4,203              36
Monaco Coach Corp. (N)                                  1,000              11
Navistar International Corp. (AE)                      48,600           1,087
Noble International, Ltd. (N)                           3,500              53
OMI Corp. (N)                                          34,100             752
Overseas Shipholding Group, Inc.                        4,379             282
Pacer International, Inc.                              13,071             390
PAM Transportation Services (AE)                        2,000              57
Pinnacle Airlines Corp. (AE)(N)                         5,304              31
Saia, Inc. (AE)(N)                                     25,335             714
Skywest, Inc.                                           8,600             208
Teekay Shipping Corp. (N)                              22,000             945
Tenneco, Inc. (AE)                                     16,861             392
Tidewater, Inc. (N)                                    18,900             902
TRW Automotive Holdings Corp. (AE)                     30,600             792
US Xpress Enterprises, Inc. Class A (AE)(N)            13,600             316
UTI Worldwide, Inc.                                    88,169           2,054
Visteon Corp. (AE)(N)                                 131,900             942
Wabtec Corp.                                           65,804           1,748
                                                                 ------------
                                                                       23,011
                                                                 ------------

Consumer Discretionary - 16.2%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                18,300             105
Abercrombie & Fitch Co. Class A                        22,365           1,184
ABM Industries, Inc. (N)                               15,900             262
Adesa, Inc. (N)                                        48,600             992
Administaff, Inc. (N)                                   6,750             213

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Advisory Board Co. (The) (AE)                          30,637           1,419
Aeropostale, Inc. (AE)                                 22,300             618
Alderwoods Group, Inc. (AE)(N)                         11,512             226
American Greetings Corp. Class A (N)                   54,931           1,238
American Woodmark Corp. (N)                             6,075             206
AMN Healthcare Services, Inc. (AE)(N)                 121,400           2,727
AnnTaylor Stores Corp. (AE)                            24,100             990
aQuantive, Inc. (AE)                                   45,196             927
Arbitron, Inc. (N)                                      6,586             241
Asbury Automotive Group, Inc. (AE)(N)                  15,500             311
Autonation, Inc. (AE)                                  20,842             411
Baidu.com - ADR (AE)(N)                                 5,800             417
Bally Technologies, Inc. (AE)(N)                       24,400             402
Banta Corp. (N)                                        15,600             551
Barnes & Noble, Inc. (N)                                9,100             305
Belo Corp. Class A                                      7,736             125
Big Lots, Inc. (AE)(N)                                 57,564             930
Blair Corp.                                               736              18
Blockbuster, Inc. Class A (N)                          21,355              87
Bob Evans Farms, Inc.                                  17,154             472
Books-A-Million, Inc. Class A (N)                       5,101              78
Brightpoint, Inc. (AE)                                 46,940             689
Brink's Co. (The)                                       4,125             227
Brown Shoe Co., Inc.                                   35,656           1,155
Buffalo Wild Wings, Inc. (AE)(N)                       13,000             419
Callaway Golf Co. (N)                                  39,800             503
Catalina Marketing Corp. (N)                           18,500             538
Cato Corp. (The) Class A                                  828              20
Central European Distribution Corp. (AE)(N)            10,400             251
Chemed Corp.                                            9,177             338
Choice Hotels International, Inc. (N)                  16,700             712
Christopher & Banks Corp. (N)                          63,983           1,804
Churchill Downs, Inc.                                   1,400              54
Circuit City Stores, Inc.                               5,600             137
Coach, Inc. (AE)                                       37,488           1,076
Convergys Corp. (AE)                                   52,600           1,004
Corinthian Colleges, Inc. (AE)(N)                      40,100             538
Corrections Corp. of America (AE)(N)                   61,800           3,374
Cox Radio, Inc. Class A (AE)                            5,500              81
CROCS, Inc. (AE)(N)                                    65,500           1,812
Ctrip.com International, Ltd. - ADR (N)                12,400             628
DeVry, Inc. (AE)                                       41,900             884
Dillard's, Inc. Class A (N)                            21,110             634
Dollar Thrifty Automotive Group (AE)(N)                 8,746             391

                                                               Equity II Fund  9

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                8,200             132
DreamWorks Animation SKG, Inc. Class A (AE)            32,131             673
Dress Barn, Inc. (AE)(N)                               21,272             459
DSW, Inc. Class A (AE)(N)                              12,553             431
Earthlink, Inc. (AE)(N)                                81,200             585
Ethan Allen Interiors, Inc. (N)                        22,300             832
Ezcorp, Inc. Class A (AE)                              11,797             491
Family Dollar Stores, Inc.                             18,600             423
Federated Department Stores, Inc.                      22,000             772
Foot Locker, Inc. (N)                                  30,000             815
Forrester Research, Inc. (AE)                           4,753             127
FTD Group, Inc. (AE)(N)                                 2,970              43
Furniture Brands International, Inc. (N)               28,103             564
Gemstar-TV Guide International, Inc. (AE)             380,000           1,094
Genesco, Inc. (AE)                                     15,000             406
Getty Images, Inc. (AE)                                13,364             623
Group 1 Automotive, Inc. (N)                           18,001           1,104
Guess?, Inc. (AE)(N)                                   17,400             741
Gymboree Corp. (AE)                                    14,914             500
Harman International Industries, Inc.                  16,512           1,324
Harris Interactive, Inc. (AE)                          10,500              60
Hasbro, Inc.                                           64,700           1,210
Hearst-Argyle Television, Inc. Class A (N)             31,500             630
Helen of Troy, Ltd. (AE)(N)                            36,500             654
Hewitt Associates, Inc. Class A (AE)                   25,000             562
Hooker Furniture Corp. (N)                              4,500              70
Iconix Brand Group, Inc. (AE)(N)                       40,169             562
ICT Group, Inc. (AE)                                    6,719             167
IKON Office Solutions, Inc.                            37,327             515
infoUSA, Inc.                                          18,989             181
Inter Parfums, Inc. (N)                                 6,075             111
International Speedway Corp. Class A (N)                7,900             357
Interstate Hotels & Resorts, Inc. (AE)                 31,290             311
Intrawest Corp.                                        35,761             997
ITT Educational Services, Inc. (AE)                    25,000           1,686
J Crew Group, Inc. (AE)(N)                             13,900             371
Jack in the Box, Inc. (AE)                             52,326           2,064
Jackson Hewitt Tax Service, Inc. (N)                   18,200             621
Jarden Corp. (AE)(N)                                   11,200             325
Jo-Ann Stores, Inc. (AE)(N)                            36,700             521
Jones Apparel Group, Inc.                              30,645             907
K-Swiss, Inc. Class A                                   6,200             174
Kellwood Co. (N)                                       44,718           1,183
Kelly Services, Inc. Class A                            3,900             106
Knology, Inc. (AE)(N)                                   5,262              53
Korn/Ferry International (AE)                          71,914           1,335
Leapfrog Enterprises, Inc. Class A (AE)(N)             38,600             385

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lee Enterprises, Inc. (N)                              20,000             497
Libbey, Inc.                                            1,100               9
Life Time Fitness, Inc. (AE)(N)                        54,500           2,469
Lightbridge, Inc. (AE)                                 31,040             359
Lithia Motors, Inc. Class A (N)                        10,600             299
Live Nation, Inc. (AE)                                  5,200             109
Liz Claiborne, Inc. (N)                                20,700             732
Lodgenet Entertainment Corp. (AE)(N)                    9,652             180
Luby's, Inc. (AE)                                      11,750             102
Manpower, Inc.                                         25,213           1,500
Marcus Corp. (N)                                        3,800              75
Marvel Entertainment, Inc. (AE)(N)                     30,851             545
MAXIMUS, Inc.                                          11,100             301
McClatchy Co. Class A                                  14,000             593
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 6,535             126
Monarch Casino & Resort, Inc. (AE)(N)                   9,941             187
Mothers Work, Inc. (AE)(N)                              3,070             107
Movado Group, Inc. (N)                                  8,900             201
MPS Group, Inc. (AE)                                  179,131           2,327
NetFlix, Inc. (AE)(N)                                  31,200             646
Netratings, Inc. (AE)(N)                                8,700             108
O'Charleys, Inc. (AE)                                   1,842              29
O'Reilly Automotive, Inc. (AE)                         43,087           1,222
Orient-Express Hotels, Ltd. Class A                    58,993           2,150
Pacific Sunwear of California, Inc. (AE)(N)            33,000             550
Pantry, Inc. (The) (AE)(N)                              6,459             318
Papa John's International, Inc. (AE)(N)                30,748             988
Payless Shoesource, Inc. (AE)                          44,759           1,158
PDI, Inc. (AE)                                          2,700              41
Penn National Gaming, Inc. (AE)(N)                     67,005           2,216
PEP Boys-Manny Moe & Jack (N)                          22,500             243
Perficient, Inc. (AE)(N)                               45,200             560
Perry Ellis International, Inc. (AE)(N)                 1,446              37
PHH Corp. (AE)                                         32,655             817
Phillips-Van Heusen Corp.                              40,590           1,442
Pier 1 Imports, Inc. (N)                               62,600             426
Pre-Paid Legal Services, Inc. (N)                       8,213             297
ProQuest Co. (AE)(N)                                   25,000             296
Quiksilver, Inc. (AE)(N)                               43,200             559
RadioShack Corp. (N)                                   46,300             749
Regal Entertainment Group Class A                      75,033           1,475
Retail Ventures, Inc. (AE)(N)                           7,844             135
RR Donnelley & Sons Co.                                 5,400             158
Ryan's Restaurant Group, Inc. (AE)                     53,400             842
Scholastic Corp. (AE)(N)                               19,504             561
Shoe Carnival, Inc. (AE)(N)                            10,356             228

 10  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skechers USA, Inc. Class A (AE)                        11,038             241
Sonic Automotive, Inc. Class A (N)                     22,050             507
Spanish Broadcasting System, Inc. Class A
   (AE)(N)                                             14,400              66
Spherion Corp. (AE)                                    14,800             112
Stage Stores, Inc. (N)                                 21,640             642
Standard Parking Corp. (AE)(N)                          2,992              94
Stanley Furniture Co., Inc. (N)                         4,234              96
Stanley Works (The)                                    44,320           2,011
Tech Data Corp. (AE)                                   25,370             943
TeleTech Holdings, Inc. (AE)(N)                        24,530             309
Tiffany & Co. (N)                                      18,100             572
Topps Co., Inc. (The) (N)                              24,600             201
Toro Co.                                                2,800             116
Trans World Entertainment Corp. (AE)(N)                 1,800              10
Tweeter Home Entertainment Group, Inc. (AE)            12,100              46
Under Armour, Inc. Class A (AE)                         7,600             305
Unifirst Corp.                                          2,900              90
United Online, Inc. (N)                                57,432             627
United Stationers, Inc. (AE)                           10,745             528
Vail Resorts, Inc. (AE)(N)                              8,016             277
Valassis Communications, Inc. (AE)                     20,700             425
Valuevision Media, Inc. Class A (AE)                    1,900              20
Viad Corp.                                              7,200             234
Volt Information Sciences, Inc. (AE)(N)                15,300             649
Washington Post Co. (The) Class B (N)                     975             752
Waste Connections, Inc. (AE)                           24,893             931
Wet Seal, Inc. (The) Class A (AE)(N)                   12,700              59
                                                                 ------------
                                                                      100,813
                                                                 ------------

Consumer Staples - 1.4%
Casey's General Stores, Inc.                           12,730             288
Coca-Cola Bottling Co. Consolidated (N)                18,711           1,148
Dean Foods Co. (AE)(N)                                 11,100             417
Flowers Foods, Inc.                                     3,100              88
Herbalife, Ltd. (AE)                                   22,900             818
J&J Snack Foods Corp.                                   6,430             193
Longs Drug Stores Corp.                                19,583             805
McCormick & Co., Inc.                                  11,300             396
Molson Coors Brewing Co. Class B                       14,700           1,050
Pathmark Stores, Inc. (AE)(N)                          23,600             202
PepsiAmericas, Inc.                                    26,800             606
Performance Food Group Co. (AE)(N)                     35,366             986
Pilgrim's Pride Corp. (N)                              13,785             352
Premium Standard Farms, Inc. (N)                       25,231             426
Schweitzer-Mauduit International, Inc.                  2,200              45
Seaboard Corp. (N)                                        300             342
Spartan Stores, Inc. (N)                               21,993             330
Weis Markets, Inc. (N)                                  2,220              88

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wild Oats Markets, Inc. (AE)(N)                        13,690             245
                                                                 ------------
                                                                        8,825
                                                                 ------------

Financial Services - 18.3%
21st Century Holding Co. (N)                            2,540              33
Accredited Home Lenders Holding Co. (AE)(N)             8,497             385
Advent Software, Inc. (AE)(N)                          59,300           1,851
Affiliated Managers Group, Inc. (AE)                   29,212           2,674
Affirmative Insurance Holdings, Inc. (N)                3,000              47
Affordable Residential Communities (N)                 17,900             194
AG Edwards, Inc. (N)                                   24,100           1,300
Alfa Corp. (N)                                          4,700              77
Alleghany Corp. (AE)                                      555             153
Alliance Data Systems Corp. (AE)(N)                    67,788           3,479
AMB Property Corp. (o)                                 26,500           1,389
American Capital Strategies, Ltd.                      26,400             924
American Financial Group, Inc. (N)                     10,900             459
American Home Mortgage Investment Corp. (o)(N)         32,412           1,132
AmeriCredit Corp. (AE)                                 36,380             895
Anworth Mortgage Asset Corp. (o)                       20,200             159
Argonaut Group, Inc. (AE)(N)                            8,500             248
Ashford Hospitality Trust, Inc. (o)(N)                 65,000             764
Aspen Insurance Holdings, Ltd. (N)                     32,000             755
Assurant, Inc.                                         31,844           1,534
Axis Capital Holdings, Ltd.                            22,500             665
Bancfirst Corp.                                         2,500             119
Bank of Hawaii Corp.                                    9,330             462
Banner Corp. (N)                                        3,000             117
Bear Stearns Cos., Inc. (The)                           6,900             979
BISYS Group, Inc. (The) (AE)                           19,400             238
BOK Financial Corp.                                     5,420             279
Calamos Asset Management, Inc. Class A (N)             12,681             343
Camden Property Trust (o)                                 800              61
Capital Trust, Inc. Class A (o)(N)                      3,300             113
CapitalSource, Inc. (o)                                13,600             321
Cascade Bancorp (N)                                     2,600              90
Cash America International, Inc.                       20,650             707
Cathay General Bancorp (N)                              2,793             103
CBL & Associates Properties, Inc. (o)(N)               21,900             858
Central Pacific Financial Corp. (N)                    15,717             550
Checkfree Corp. (AE)                                    7,100             316
Chemical Financial Corp. (N)                            3,990             122
Chittenden Corp.                                       14,600             412
CIT Group, Inc.                                        13,100             601

                                                              Equity II Fund  11

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
City National Corp.                                    22,400           1,494
CNA Surety Corp. (AE)(N)                               37,300             681
Colonial BancGroup, Inc. (The)                         80,200           2,037
Colonial Properties Trust (o)(N)                        6,904             331
Commerce Bancshares, Inc. (N)                           6,400             326
Commerce Group, Inc.                                   15,000             453
CompuCredit Corp. (AE)(N)                               9,300             304
Corus Bankshares, Inc. (N)                             53,113           1,226
Crescent Real Estate Equities Co. (o)(N)               47,100             919
Cybersource Corp. (AE)(N)                              79,100             794
Deerfield Triarc Capital Corp. (o)                     15,200             207
Delphi Financial Group Class A                         54,235           2,066
Deluxe Corp.                                           16,200             275
Digital Insight Corp. (AE)                             16,807             397
Downey Financial Corp. (N)                              6,299             418
Duke Realty Corp. (o)(N)                                3,300             123
East West Bancorp, Inc.                                 4,946             200
Education Realty Trust, Inc. (o)(N)                    15,900             249
EMC Insurance Group, Inc. (N)                             920              27
Entertainment Properties Trust (o)(N)                   6,812             290
Equity One, Inc. (o)(N)                                17,300             378
Euronet Worldwide, Inc. (AE)(N)                        32,000             813
Fair Isaac Corp.                                        3,100             105
Federal Realty Investors Trust (o)(N)                  15,300           1,110
FelCor Lodging Trust, Inc. (o)                         43,187             950
First American Corp.                                   69,413           2,569
First Cash Financial Services, Inc. (AE)(N)            23,023             438
First Community Bancorp, Inc.                          14,756             810
First Midwest Bancorp, Inc. (N)                         6,700             239
First Place Financial Corp. (N)                         2,853              66
First Regional Bancorp (AE)(N)                            742              73
FirstFed Financial Corp. (AE)(N)                       10,654             601
FPIC Insurance Group, Inc. (AE)                         5,117             198
Franklin Street Properties Corp. (o)(N)                 5,400             100
Fremont General Corp. (N)                              50,395             895
Frontier Financial Corp.                                1,000              39
Fulton Financial Corp. (N)                             20,685             342
GFI Group, Inc. (AE)(N)                                20,800           1,193
Global Payments, Inc.                                  21,000             893
Gramercy Capital Corp. (o)                              1,749              45
Greater Bay Bancorp                                     6,603             189
Hanmi Financial Corp. (N)                              55,195           1,051
Hanover Insurance Group, Inc. (The)                    23,100           1,069
Harbor Florida Bancshares, Inc. (N)                     1,600              71
Harleysville Group, Inc.                                3,041              97
Health Care Property Investors, Inc. (o)                7,800             214
Health Care REIT, Inc. (o)(N)                           3,000             109
HealthExtras, Inc. (AE)(N)                             44,900           1,166
Heartland Payment Systems, Inc. (AE)(N)                19,500             508
Horace Mann Educators Corp.                            16,000             272

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hospitality Properties Trust (o)                       22,400             976
HRPT Properties Trust (o)(N)                          159,825           1,878
IBERIABANK Corp. (N)                                    1,600              92
IMPAC Mortgage Holdings, Inc. (o)(N)                   25,600             276
Infinity Property & Casualty Corp.                     17,200             707
Inland Real Estate Corp. (o)(N)                         4,100              66
Innkeepers USA Trust (o)                               34,200             577
Intersections, Inc. (AE)(N)                             1,000              11
Intervest Bancshares Corp. Class A (AE)(N)              5,897             262
Investment Technology Group, Inc. (AE)                  4,250             214
Investors Real Estate Trust (o)(N)                      7,900              74
IPC Holdings, Ltd. (N)                                 23,500             676
iStar Financial, Inc. (o)                              20,000             795
ITLA Capital Corp. (N)                                    500              25
Jefferies Group, Inc.                                  45,600           1,185
Jones Lang LaSalle, Inc. (N)                           11,644             951
Knight Capital Group, Inc. Class A (AE)(N)            107,879           1,784
LandAmerica Financial Group, Inc. Class A (N)          42,433           2,709
Legg Mason, Inc.                                       10,833             904
Liberty Property Trust (o)                              6,000             281
LTC Properties, Inc. (o)(N)                            11,598             256
Luminent Mortgage Capital, Inc. (o)(N)                 29,700             287
Macatawa Bank Corp.                                     1,000              23
Mack-Cali Realty Corp. (o)                             24,700           1,193
MB Financial, Inc. (AE)(N)                              4,300             153
Medical Properties Trust, Inc. (o)                     15,990             195
Mercantile Bank Corp.                                   2,200              90
Mercantile Bankshares Corp.                             6,987             248
Mercury General Corp.                                     900              50
Mid-America Apartment Communities, Inc. (o)            11,300             645
Municipal Mortgage & Equity LLC (N)                     4,800             131
Nara Bancorp, Inc. (N)                                 14,359             264
National Penn Bancshares, Inc. (N)                      6,233             127
National Retail Properties, Inc. (o)(N)                45,770             954
Nationwide Financial Services, Inc.                    13,800             622
New Century Financial Corp. (o)(N)                     20,600             899
New York Community Bancorp, Inc. (N)                   11,900             194
Newcastle Investment Corp. (o)                         15,700             403
North Fork Bancorporation, Inc.                        26,400             748
NorthStar Realty Finance Corp. (o)                    106,948           1,290
Ohio Casualty Corp.                                    21,200             550
Omega Financial Corp. (N)                               1,000              30

 12  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Open Solutions, Inc. (AE)(N)                           24,300             672
PFF Bancorp, Inc.                                       6,575             247
Philadelphia Consolidated Holding Co. (AE)             17,600             596
Piper Jaffray Cos., Inc. (AE)                          18,510             948
PMI Group, Inc. (The) (N)                              13,000             552
Portfolio Recovery Associates, Inc. (AE)(N)             1,440              62
ProAssurance Corp. (AE)                                51,155           2,543
Protective Life Corp.                                   9,200             426
Provident Financial Holdings, Inc.                     23,125             712
Provident Financial Services, Inc.                      4,500              81
PS Business Parks, Inc. (o)                            12,149             729
R&G Financial Corp. Class B (N)                        12,500             104
Radian Group, Inc.                                     16,000             984
Raymond James Financial, Inc.                          39,350           1,144
Realty Income Corp. (o)(N)                             24,900             570
Regency Centers Corp. (o)(N)                            9,100             584
Reinsurance Group of America, Inc.                     22,682           1,124
RenaissanceRe Holdings, Ltd. (N)                       18,000             933
Republic Bancorp, Inc. Class A (N)                     22,225             462
Ryder System, Inc.                                     31,200           1,572
S1 Corp. (AE)(N)                                       28,100             121
Safety Insurance Group, Inc. (N)                       40,015           2,123
SEI Investments Co.                                    29,300           1,432
Selective Insurance Group, Inc.                           594              30
Senior Housing Properties Trust (o)(N)                 48,048             893
Sky Financial Group, Inc.                              15,200             373
SL Green Realty Corp. (o)                               4,129             472
Southwest Bancorp, Inc.                                31,500             832
Sovereign Bancorp, Inc. (N)                            35,175             726
Sovran Self Storage, Inc. (o)                          14,800             765
Spirit Finance Corp. (o)                                7,100              79
Stancorp Financial Group, Inc.                         25,400           1,094
Sterling Bancorp Class N (N)                            4,305              87
Sterling Bancshares, Inc.                              20,100             394
Sterling Financial Corp. (N)                            4,500              97
Stewart Information Services Corp.                     14,250             490
Sunstone Hotel Investors, Inc. (o)(N)                  30,800             874
Susquehanna Bancshares, Inc.                           15,600             377
SWS Group, Inc.                                         6,535             170
Taubman Centers, Inc. (o)                               8,008             332
TCF Financial Corp.                                    15,900             428
TD Banknorth, Inc. (N)                                 25,500             740
TierOne Corp.                                           5,155             175
Tower Group, Inc. (N)                                  22,600             678
Triad Guaranty, Inc. (AE)(N)                            3,688             184
Umpqua Holdings Corp.                                   5,400             141
United Rentals, Inc. (AE)(N)                           31,800             888
Unitrin, Inc.                                          15,400             616
Universal Health Realty Income Trust (o)(N)             1,600              52
Virginia Commerce Bancorp (AE)(N)                       2,800              66
Webster Financial Corp. (N)                             5,000             236

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weingarten Realty Investors (o)(N)                      3,700             148
Whitney Holding Corp.                                  14,950             540
Williams Scotsman International, Inc. (AE)             10,600             226
Willow Grove Bancorp, Inc. (N)                          4,800              77
World Acceptance Corp. (AE)(N)                         30,798           1,278
Zenith National Insurance Corp. (N)                    26,574           1,062
Zions Bancorporation (N)                                8,000             657
                                                                 ------------
                                                                      114,121
                                                                 ------------

Health Care - 9.5%
Accelrys, Inc. (AE)                                    67,800             424
Air Methods Corp. (AE)(N)                              13,155             253
Albany Molecular Research, Inc. (AE)                   10,334              93
Alkermes, Inc. (AE)(N)                                 46,500             798
Allscripts Healthcare Solutions, Inc. (AE)             82,675           1,576
Alpharma, Inc. Class A                                 22,000             497
American Ecology Corp. (N)                              3,137              68
American Medical Systems Holdings, Inc. (AE)          132,226           2,413
AMERIGROUP Corp. (AE)                                   7,425             216
Analogic Corp. (N)                                     16,400             750
Andrx Corp. (AE)                                        3,597              86
Applera Corp. - Celera Genomics Group (AE)            122,700           1,656
Arthrocare Corp. (AE)                                  38,373           1,690
Beckman Coulter, Inc.                                   5,300             303
Bio-Rad Laboratories, Inc. Class A (AE)                 9,468             624
Bruker BioSciences Corp. (AE)                          14,834              87
Charles River Laboratories International, Inc.
   (AE)                                                22,300             792
Community Health Systems, Inc. (AE)                    78,058           2,830
Computer Programs & Systems, Inc. (N)                   7,961             294
Connetics Corp. (AE)                                   10,000              96
Cooper Cos., Inc. (The) (N)                            17,400             769
Cytyc Corp. (AE)                                        5,226             129
Dade Behring Holdings, Inc.                             2,987             122
Datascope Corp.                                         5,155             158
DaVita, Inc. (AE)                                      62,362           3,119
Digene Corp. (AE)(N)                                   36,662           1,547
Discovery Laboratories, Inc. (AE)(N)                   37,800              68
Endo Pharmaceuticals Holdings, Inc. (AE)               26,800             833
Exelixis, Inc. (AE)                                    14,300             127

                                                              Equity II Fund  13

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Flamel Technologies SA - ADR (AE)(N)                    9,900             181
Genesis HealthCare Corp. (AE)(N)                        6,650             323
Greatbatch, Inc. (AE)(N)                               15,450             379
Haemonetics Corp. (AE)(N)                               8,468             371
Healthways, Inc. (AE)                                  50,064           2,689
Henry Schein, Inc. (AE)                                44,435           2,107
Hologic, Inc. (AE)                                     34,530           1,551
Illumina, Inc. (AE)(N)                                 53,561           2,048
Immucor, Inc. (AE)                                     23,717             472
Integra LifeSciences Holdings Corp. (AE)(N)            10,477             386
Intralase Corp. (AE)(N)                                50,300             872
Invitrogen Corp. (AE)                                   4,464             276
Kendle International, Inc. (AE)(N)                      8,536             248
Kyphon, Inc. (AE)(N)                                   15,300             521
LCA-Vision, Inc.                                       21,987             949
Lifecell Corp. (AE)(N)                                 66,200           1,891
LifePoint Hospitals, Inc. (AE)                         16,300             549
Magellan Health Services, Inc. (AE)                     9,844             473
Maxygen, Inc. (AE)(N)                                   8,300              64
Medcath Corp. (AE)(N)                                   5,900             124
Medical Action Industries, Inc. (AE)                    5,133             114
Medicis Pharmaceutical Corp. Class A (N)                2,500              69
Mentor Corp.                                           44,551           1,981
Molecular Devices Corp. (AE)(N)                        11,454             264
Molina Healthcare, Inc. (AE)(N)                        12,139             402
Myriad Genetics, Inc. (AE)(N)                          23,600             581
National Medical Health Card Systems, Inc.
   (AE)(N)                                              4,879              65
Neurocrine Biosciences, Inc. (AE)(N)                   13,900             129
New River Pharmaceuticals, Inc. (AE)(N)                 3,700              90
Odyssey HealthCare, Inc. (AE)                           5,500              99
Pain Therapeutics, Inc. (AE)(N)                         8,730              73
Palomar Medical Technologies, Inc. (AE)(N)             23,214             884
Parexel International Corp. (AE)                       18,307             543
Perrigo Co. (N)                                        41,476             657
Pharmacopeia Drug Discovery, Inc. (AE)                 33,500             152
Pharmacyclics, Inc. (AE)(N)                            10,100              40
Phase Forward, Inc. (AE)                               70,929             792
PSS World Medical, Inc. (AE)                           23,416             465
Psychiatric Solutions, Inc. (AE)                       16,591             522
Quality Systems, Inc.                                  38,265           1,267
ResMed, Inc. (AE)(N)                                   47,456           2,202
Sciclone Pharmaceuticals, Inc. (AE)(N)                 16,500              35
SFBC International, Inc. (AE)(N)                        4,832              78
Sierra Health Services, Inc. (AE)                       4,583             198
Sirona Dental Systems, Inc. (N)                         7,576             253
SonoSite, Inc. (AE)(N)                                 17,500             565
Sunrise Senior Living, Inc. (AE)(N)                    36,274           1,048

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SurModics, Inc. (AE)(N)                                 1,900              68
Tenet Healthcare Corp. (AE)(N)                         30,400             180
Thoratec Corp. (AE)(N)                                  4,800              66
United Surgical Partners International, Inc.
   (AE)                                                46,185           1,141
Universal Health Services, Inc. Class B                 7,700             431
Varian Medical Systems, Inc. (AE)                      19,728             894
Ventana Medical Systems, Inc. (AE)                     16,900             788
Vital Images, Inc. (AE)(N)                             11,401             259
Watson Pharmaceuticals, Inc. (AE)(N)                   50,100           1,122
WellCare Health Plans, Inc. (AE)(N)                    25,714           1,262
Zoll Medical Corp. (AE)(N)                              8,638             304
                                                                 ------------
                                                                       58,975
                                                                 ------------

Integrated Oils - 0.1%
Giant Industries, Inc. (AE)                             5,993             428
                                                                 ------------

Materials and Processing - 8.5%
Acuity Brands, Inc.                                    11,322             495
AEP Industries, Inc. (AE)(N)                            4,379             196
Airgas, Inc.                                           65,593           2,378
Aleris International, Inc. (AE)                        25,536           1,045
AM Castle & Co.                                        32,375           1,071
Arch Chemicals, Inc.                                    5,500             195
Ashland, Inc.                                          10,500             698
Barnes Group, Inc. (N)                                 27,600             470
BlueLinx Holdings, Inc. (N)                            15,716             187
Builders FirstSource, Inc. (AE)(N)                     17,690             307
Building Material Holding Corp. (N)                     5,700             122
Cambrex Corp.                                          29,672             632
Celanese Corp. Class A                                 21,900             421
Century Aluminum Co. (AE)                              28,080             867
CF Industries Holdings, Inc. (N)                       26,200             425
Chaparral Steel Co. (AE)                               12,700             891
Chemtura Corp.                                          8,400              72
Chesapeake Corp. (N)                                    2,700              39
Chicago Bridge & Iron Co. NV                           47,348           1,149
Comfort Systems USA, Inc.                              41,810             576
Commercial Metals Co.                                  30,600             694
Constar International, Inc. (AE)(N)                    31,900             124
Crown Holdings, Inc. (AE)                              19,500             325
Cytec Industries, Inc. (N)                             31,600           1,688
EMCOR Group, Inc. (AE)                                 42,124           2,170
Encore Wire Corp. (AE)(N)                               2,300              82
Energizer Holdings, Inc. (AE)                          13,690             871
Energy Conversion Devices, Inc. (AE)                   17,277             581
Ennis, Inc. (N)                                        34,600             671

 14  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ferro Corp.                                            24,700             399
FMC Corp.                                              15,300             944
Georgia Gulf Corp. (N)                                 22,200             565
Granite Construction, Inc.                             26,731           1,163
Greif, Inc. Class A                                     3,200             222
Harsco Corp.                                           18,000           1,451
HB Fuller Co.                                          24,307             972
Hercules, Inc. (AE)                                    45,200             628
Infrasource Services, Inc. (AE)(N)                      4,800              89
Innospec, Inc. (N)                                      3,000              74
Insituform Technologies, Inc. Class A (AE)(N)          55,300           1,192
Kaydon Corp. (N)                                        8,991             326
Lamson & Sessions Co. (The) (AE)(N)                    22,350             626
Lennox International, Inc.                             15,700             358
Louisiana-Pacific Corp.                                 4,500              90
LSI Industries, Inc.                                    5,447              83
Lubrizol Corp.                                         32,042           1,370
Material Sciences Corp. (AE)                            1,473              14
Metal Management, Inc.                                 35,300           1,005
Mueller Industries, Inc.                               30,985           1,138
Mueller Water Products, Inc. Class A (AE)              84,135           1,334
Myers Industries, Inc. (N)                             26,185             436
NewMarket Corp. (N)                                    12,200             607
Novagold Resources, Inc. (AE)(N)                       44,700             747
NS Group, Inc. (AE)                                     7,639             386
Olin Corp. (N)                                         20,987             336
Olympic Steel, Inc. (N)                                 8,569             301
OM Group, Inc. (AE)                                     9,917             348
Perini Corp. (AE)                                       2,900              66
PGT, Inc. (AE)(N)                                       3,400              54
Pioneer Cos., Inc. (AE)                                 8,929             235
PolyOne Corp. (AE)(N)                                  70,609             590
PW Eagle, Inc. (N)                                      6,264             182
Quanex Corp. (N)                                       27,309             991
Reliance Steel & Aluminum Co.                          20,000             717
Rockwood Holdings, Inc. (AE)(N)                        19,400             449
RPM International, Inc. (N)                             3,945              74
Ryerson, Inc. (N)                                       4,300             116
Schnitzer Steel Industries, Inc. Class A (N)            9,500             322
Schulman A, Inc. (N)                                   13,900             304
Scotts Miracle-Gro Co. (The) Class A (N)               22,700             891
Shaw Group, Inc. (The) (AE)(N)                         27,800             575
Spartech Corp.                                         41,550             959
Standard Register Co. (The) (N)                        16,400             202
Terra Industries, Inc. (AE)(N)                         28,550             205
Timken Co.                                             22,000             708
Trammell Crow Co. (AE)                                 30,242           1,042
Universal Forest Products, Inc. (N)                    10,862             552
URS Corp. (AE)                                          6,712             266
US Concrete, Inc. (AE)                                  5,500              48

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USEC, Inc. (N)                                         40,600             428
USG Corp. (AE)(N)                                       7,100             329
Valmont Industries, Inc.                               34,881           1,774
Washington Group International, Inc.                   63,988           3,455
Westlake Chemical Corp. (N)                            17,678             484
Wheeling-Pittsburgh Corp. (AE)(N)                       3,900              86
Worthington Industries, Inc. (N)                        2,400              49
                                                                 ------------
                                                                       52,799
                                                                 ------------

Miscellaneous - 1.9%
Brunswick Corp. (N)                                     6,900             204
Foster Wheeler, Ltd. (AE)(N)                           24,700             942
GP Strategies Corp. (AE)                                7,456              55
Hillenbrand Industries, Inc. (N)                       11,400             566
Johnson Controls, Inc.                                  9,900             760
McDermott International, Inc. (AE)                     89,895           4,094
SPX Corp. (N)                                          22,900           1,252
Trinity Industries, Inc. (N)                           42,800           1,430
Walter Industries, Inc.                                35,465           1,587
Wesco Financial Corp.                                   2,700           1,067
                                                                 ------------
                                                                       11,957
                                                                 ------------

Other Energy - 7.8%
Alon USA Energy, Inc. New                              15,785             605
Atwood Oceanics, Inc. (AE)(N)                          36,664           1,721
Basic Energy Services, Inc. (AE)(N)                    28,200             761
Bois d'Arc Energy, Inc. (AE)(N)                        14,800             246
Bronco Drilling Co., Inc. (AE)(N)                      21,500             442
Cameron International Corp. (AE)                       23,018           1,160
Comstock Resources, Inc. (AE)                          21,500             633
Core Laboratories NV (AE)                              39,305           2,869
Denbury Resources, Inc. (AE)                           23,400             811
Diamond Offshore Drilling, Inc.                        18,804           1,484
Dresser-Rand Group, Inc. (AE)(N)                       12,800             292
Edge Petroleum Corp. (AE)(N)                            9,100             193
Enbridge Energy Partners, LP Class A (N)               17,500             843
ENSCO International, Inc.                              18,700             864
Equitable Resources, Inc.                               9,300             335
FMC Technologies, Inc. (AE)                            35,900           2,263
Foundation Coal Holdings, Inc.                         20,200             771
Frontier Oil Corp.                                     33,798           1,191
Global Industries, Ltd. (AE)(N)                        95,400           1,591
Grant Prideco, Inc. (AE)                                9,100             414
Grey Wolf, Inc. (AE)(N)                                58,174             446
Harvest Natural Resources, Inc. (AE)(N)                 6,000              84

                                                              Equity II Fund  15

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Helix Energy Solutions Group, Inc. (AE)(N)              8,700             339
Hercules Offshore, Inc. (AE)(N)                        19,300             690
Hornbeck Offshore Services, Inc. (AE)(N)               44,493           1,546
Input/Output, Inc. (AE)(N)                             50,900             500
Meridian Resource Corp. (AE)(N)                        56,100             199
National-Oilwell Varco, Inc. (AE)                      34,419           2,308
Oceaneering International, Inc. (AE)(N)                27,400           1,198
Oil States International, Inc. (AE)(N)                 16,500             531
Ormat Technologies, Inc. (N)                            7,000             259
Penn Virginia Corp. (N)                                 6,075             415
PetroHawk Energy Corp. (AE)                                 1              --
Pioneer Drilling Co. (AE)                              39,100             597
Reliant Energy, Inc. (AE)(N)                           10,604             133
Rowan Cos., Inc. (N)                                    7,500             254
SEACOR Holdings, Inc. (AE)(N)                          11,100             903
St. Mary Land & Exploration Co. (N)                    12,107             521
Swift Energy Co. (AE)(N)                               22,410           1,076
Talisman Energy, Inc.                                  51,000             867
TEPPCO Partners, LP (N)                                21,700             780
Tetra Technologies, Inc. (AE)                          87,360           2,499
Trico Marine Services, Inc. (AE)(N)                    54,300           1,990
Unit Corp. (AE)                                        37,400           2,193
Universal Compression Holdings, Inc. (AE)               1,100              70
Veritas DGC, Inc. (AE)(N)                              62,802           3,597
W&T Offshore, Inc. (N)                                  2,300              78
W-H Energy Services, Inc. (AE)(N)                      45,100           2,481
Weatherford International, Ltd. (AE)                   14,439             676
Whiting Petroleum Corp. (AE)                           23,300           1,088
XTO Energy, Inc.                                       23,097           1,085
                                                                 ------------
                                                                       48,892
                                                                 ------------

Producer Durables - 6.7%
Advanced Energy Industries, Inc. (AE)                  21,050             272
AGCO Corp. (AE)(N)                                     20,343             467
Amrep Corp. (N)                                         2,900             108
AO Smith Corp. (N)                                     19,390             831
Arris Group, Inc. (AE)(N)                              23,600             252
ASML Holding NV (AE)                                   93,866           1,868
Axcelis Technologies, Inc. (AE)                        62,200             344
Badger Meter, Inc. (N)                                  3,700              81
BE Aerospace, Inc. (AE)                                72,922           1,805
Briggs & Stratton Corp. (N)                            17,900             458
Brooks Automation, Inc. (AE)                            9,100             103
Cascade Corp. (N)                                      20,400             755
CNH Global NV                                          11,780             247
Crane Co.                                              11,778             452
Crown Castle International Corp. (AE)                  34,600           1,219
Desarrolladora Homex SA de CV - ADR (AE)               39,941           1,478
DR Horton, Inc.                                        20,701             444

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EnPro Industries, Inc. (AE)(N)                          4,948             155
Entegris, Inc. (AE)(N)                                 92,731             876
ESCO Technologies, Inc. (AE)(N)                        43,181           2,275
Flow International Corp. (AE)(N)                        1,377              19
Flowserve Corp. (AE)                                    8,900             461
Franklin Electric Co., Inc. (N)                         5,032             239
Garmin, Ltd. (N)                                       12,300           1,168
General Cable Corp. (AE)(N)                            10,000             357
Itron, Inc. (AE)(N)                                    20,689             963
Kennametal, Inc.                                       17,713             943
Kimball International, Inc. Class B (N)                16,200             288
Lennar Corp. Class A (N)                               13,500             604
Manitowoc Co., Inc. (The)                               9,856             387
Meritage Homes Corp. (AE)(N)                           11,100             430
Mettler Toledo International, Inc. (AE)                47,068           2,896
Milacron, Inc. (AE)(N)                                100,558              88
MKS Instruments, Inc. (AE)                             13,900             287
NACCO Industries, Inc. Class A                          1,458             202
Nordson Corp.                                           8,844             402
Novellus Systems, Inc. (AE)                            24,200             613
Orbital Sciences Corp. (AE)(N)                         33,594             602
Orleans Homebuilders, Inc. (N)                            600               8
Pall Corp.                                             38,100             994
Polycom, Inc. (AE)                                     80,915           1,796
Regal-Beloit Corp.                                     11,961             476
Robbins & Myers, Inc. (N)                              15,764             423
Rofin-Sinar Technologies, Inc. (AE)(N)                  7,640             411
SBA Communications Corp. Class A (AE)(N)               65,200           1,557
Steelcase, Inc. Class A (N)                            27,600             405
Technical Olympic USA, Inc. (AE)(N)                    32,500             388
Technitrol, Inc.                                       22,100             548
Tecumseh Products Co. Class A (N)                      40,000             710
Tektronix, Inc.                                        34,500             941
Teledyne Technologies, Inc. (AE)                       13,900             530
Tennant Co.                                            17,538             417
Toll Brothers, Inc. (AE)(N)                            18,500             473
Tollgrade Communications, Inc. (AE)(N)                 12,740             118
Twin Disc, Inc.                                         1,289              42
Ultratech, Inc. (AE)(N)                                23,500             356
United Industrial Corp. (N)                             1,400              63
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             76,063           2,411
Vicor Corp. (N)                                         7,732              89
Viisage Technology, Inc. (AE)(N)                       77,600           1,344
Waters Corp. (AE)                                       8,533             347

 16  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Woodhead Industries, Inc.                               6,901             132
Xyratex, Ltd. (AE)                                     38,741             900
Zygo Corp. (AE)(N)                                     17,479             271
                                                                 ------------
                                                                       41,589
                                                                 ------------

Technology - 17.3%
@Road, Inc. (AE)(N)                                    11,659              51
Acxiom Corp.                                           18,429             451
Adaptec, Inc. (AE)                                    188,895             831
Advanced Digital Information Corp. (AE)(N)             39,498             476
Agile Software Corp. (AE)(N)                          189,300           1,111
Akamai Technologies, Inc. (AE)(N)                      40,900           1,621
Alliance Semiconductor Corp. (AE)(N)                   48,500             138
Altera Corp. (AE)                                     101,096           1,750
American Reprographics Co. New (AE)                    19,926             637
American Software, Inc. Class A (N)                     6,996              42
Amphenol Corp. Class A                                 70,964           3,980
Anaren, Inc. (AE)                                       9,953             178
Ansoft Corp. (AE)                                      26,615             553
Ansys, Inc. (AE)                                       30,448           1,397
Applera Corp. - Applied Biosystems Group               47,700           1,534
Applied Micro Circuits Corp. (AE)(N)                   26,155              67
Ariba, Inc. (AE)(N)                                    68,000             530
Arrow Electronics, Inc. (AE)                           25,000             706
ASE Test, Ltd. (AE)(N)                                 64,969             512
Aspen Technology, Inc. (AE)(N)                         42,133             509
Atmel Corp. (AE)(N)                                   114,042             546
Avanex Corp. (AE)(N)                                  103,400             133
Avici Systems, Inc. (AE)(N)                             3,047              26
Avid Technology, Inc. (AE)(N)                          12,800             451
Avnet, Inc. (AE)                                       63,800           1,161
BEA Systems, Inc. (AE)                                116,400           1,367
BearingPoint, Inc. (AE)(N)                             67,300             538
Benchmark Electronics, Inc. (AE)(N)                   127,234           3,096
Blackbaud, Inc.                                        25,622             534
Broadwing Corp. (AE)                                   28,274             260
Brocade Communications Systems, Inc. (AE)             347,116           2,173
Cadence Design Systems, Inc. (AE)                      28,700             465
Carrier Access Corp. (AE)(N)                            5,768              44
Cbeyond, Inc. (AE)(N)                                  31,600             565
Checkpoint Systems, Inc. (AE)                          29,336             484
Ciena Corp. (AE)(N)                                   601,108           2,182
Cirrus Logic, Inc. (AE)                                21,258             148
Cogent Communications Group, Inc. (AE)(N)               8,300              74
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 7,200             472
Coherent, Inc. (AE)(N)                                 16,910             542
CommScope, Inc. (AE)(N)                                 1,772              55
Comverse Technology, Inc. (AE)                         77,847           1,509

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Conexant Systems, Inc. (AE)(N)                        315,000             564
Cray, Inc. (AE)(N)                                     11,528             160
CSG Systems International, Inc. (AE)(N)                37,810             985
CTS Corp.                                               2,480              36
Cubic Corp. (N)                                        27,837             558
Daktronics, Inc. (N)                                   65,900           1,854
Digitas, Inc. (AE)                                         24              --
DRS Technologies, Inc.                                  7,700             356
DSP Group, Inc. (AE)                                    2,500              60
Echelon Corp. (AE)(N)                                   3,000              24
Electronics for Imaging, Inc. (AE)                     30,600             618
Emulex Corp. (AE)                                       2,741              41
Equinix, Inc. (AE)(N)                                  19,500           1,021
ESS Technology, Inc. (AE)                              18,500              32
Extreme Networks (AE)                                  63,300             241
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        29,400             481
Filenet Corp. (AE)                                     13,400             426
Flir Systems, Inc. (AE)(N)                             14,900             358
Formfactor, Inc. (AE)(N)                               94,367           4,046
Foundry Networks, Inc. (AE)                            54,900             569
Freescale Semiconductor, Inc. Class A (AE)             69,800           1,998
Gartner, Inc. (AE)(N)                                 147,000           2,093
Gerber Scientific, Inc. (AE)                            2,900              44
Hittite Microwave Corp. (AE)                           61,900           2,522
Imation Corp. (N)                                      12,500             509
Indus International, Inc. (AE)(N)                      23,288              55
InFocus Corp. (AE)(N)                                  55,200             152
Informatica Corp. (AE)(N)                              49,200             687
Ingram Micro, Inc. Class A (AE)                        63,300           1,116
Integrated Device Technology, Inc. (AE)                73,400           1,135
Integrated Silicon Solutions, Inc. (AE)(N)             73,000             383
Intergraph Corp. (AE)(N)                               16,593             590
Internet Security Systems, Inc. (AE)                   29,614             666
Intersil Corp. Class A                                 20,900             491
Intervideo, Inc. (AE)(N)                                2,500              25
Interwoven, Inc. (AE)                                  10,900             103
j2 Global Communications, Inc. (AE)(N)                 19,300             540
JDA Software Group, Inc. (AE)                             721              11
JDS Uniphase Corp. (AE)(N)                            235,700             502
Keynote Systems, Inc. (AE)(N)                          39,200             414
Lattice Semiconductor Corp. (AE)                       53,553             316
Lawson Software, Inc. (AE)(N)                         135,456             908
Logility, Inc. (AE)(N)                                  2,962              23

                                                              Equity II Fund  17

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LSI Logic Corp. (AE)                                  100,500             824
McAfee, Inc. (AE)                                      10,700             231
MEMC Electronic Materials, Inc. (AE)                   23,300             709
Mentor Graphics Corp. (AE)(N)                         223,792           3,084
Merge Technologies, Inc. (AE)(N)                        8,500              60
Micros Systems, Inc. (AE)                              34,375           1,375
MicroStrategy, Inc. Class A (AE)(N)                     4,326             357
MIPS Technologies, Inc. Class A (AE)                    8,600              54
Napster, Inc. (AE)(N)                                  55,900             152
NAVTEQ Corp. (AE)                                      34,950             985
Novell, Inc. (AE)                                      14,461              94
NU Horizons Electronics Corp. (AE)(N)                   6,200              74
Nuance Communications, Inc. (AE)(N)                   109,400           1,013
Opnet Technologies, Inc. (AE)(N)                        9,128             116
Optical Communication Products, Inc. Class A
   (AE)(N)                                             18,100              32
Orckit Communications, Ltd. (AE)                       31,300             241
Palm, Inc. (AE)(N)                                     37,200             555
Park Electrochemical Corp. (N)                         25,488             628
Pegasystems, Inc. (N)                                   4,142              27
Planar Systems, Inc. (AE)(N)                            1,000              11
Plexus Corp. (AE)                                      23,391             583
PMC - Sierra, Inc. (AE)(N)                            151,300             773
Portalplayer, Inc. (AE)(N)                              9,135              99
PowerDsine, Ltd. (AE)(N)                               34,600             252
Quantum Corp. (AE)(N)                                 222,717             479
Rackable Systems, Inc. (AE)(N)                         32,500             693
Radisys Corp. (AE)(N)                                  14,838             313
RADWARE, Ltd. (AE)(N)                                  14,500             174
RealNetworks, Inc. (AE)(N)                            170,900           1,707
Red Hat, Inc. (AE)(N)                                   2,500              59
Redback Networks, Inc. (AE)(N)                         11,800             182
Reynolds & Reynolds Co. (The) Class A                  19,600             694
Rockwell Automation, Inc.                              37,171           2,304
RSA Security, Inc. (AE)(N)                             67,400           1,859
Safeguard Scientifics, Inc. (AE)(N)                    11,400              23
Sanmina-SCI Corp. (AE)                                114,800             397
Scansource, Inc. (AE)                                  12,600             375
Seachange International, Inc. (AE)(N)                  54,800             363
Seagate Technology (N)                                 63,486           1,473
Semtech Corp. (AE)                                     70,300             907
Silicon Storage Technology, Inc. (AE)(N)               59,000             235
Skyworks Solutions, Inc. (AE)(N)                      145,300             638
Solectron Corp. (AE)                                  199,300             602
SonicWALL, Inc. (AE)                                   25,300             253
SPSS, Inc. (AE)                                        18,134             490
Stellent, Inc.                                         12,100             114
Sybase, Inc. (AE)                                       8,289             174
Sycamore Networks, Inc. (AE)                          143,867             524
SYKES Enterprises, Inc. (AE)(N)                        25,252             412
Syniverse Holdings, Inc. (AE)                           9,354             131
SYNNEX Corp. (AE)(N)                                   12,658             261

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Synopsys, Inc. (AE)                                   105,582           1,890
Tekelec (AE)(N)                                        51,200             527
Tessera Technologies, Inc. (AE)                        94,502           2,974
TIBCO Software, Inc. (AE)                             119,300             950
Transaction Systems Architects, Inc. (AE)              48,995           1,814
Triquint Semiconductor, Inc. (AE)(N)                   81,301             384
Trizetto Group, Inc. (The) (AE)(N)                      4,100              56
Tyler Technologies, Inc. (AE)(N)                       16,477             198
Ultimate Software Group, Inc. (AE)(N)                  39,100             811
Unisys Corp. (AE)(N)                                  311,560           1,595
Utstarcom, Inc. (AE)(N)                               103,700             862
VeriFone Holdings, Inc. New (AE)(N)                    84,000           2,373
Vignette Corp. (AE)(N)                                 25,221             328
Vocus, Inc. (AE)(N)                                    71,900             977
Wavecom Sa - ADR (AE)(N)                               19,400             219
webMethods, Inc. (AE)(N)                              131,927             982
Websense, Inc. (AE)                                     8,180             153
Western Digital Corp. (AE)                             58,500           1,026
Zoran Corp. (AE)                                        5,500              88
                                                                 ------------
                                                                      107,984
                                                                 ------------

Utilities - 3.9%
Allete, Inc.                                           22,300           1,035
Alliant Energy Corp.                                   34,889           1,262
Aqua America, Inc. (N)                                 20,900             456
Avista Corp. (N)                                       15,310             382
Black Hills Corp. (N)                                  13,023             467
Centerpoint Energy, Inc. (N)                           51,500             708
CenturyTel, Inc.                                       12,400             478
Cleco Corp. (N)                                         7,400             183
CMS Energy Corp. (AE)                                  48,600             681
CT Communications, Inc. (N)                            19,058             476
Dobson Communications Corp. Class A (AE)              192,587           1,292
Energen Corp.                                          17,600             750
Golden Telecom, Inc. (N)                                4,500             111
Laclede Group, Inc. (The) (N)                           5,400             179
Leap Wireless International, Inc. (AE)                 41,697           1,864
NeuStar, Inc. Class A (AE)(N)                          81,579           2,518
New Jersey Resources Corp. (N)                         10,100             504
NII Holdings, Inc. (AE)                                20,626           1,089
NorthWestern Corp. (N)                                 16,304             566
OGE Energy Corp. (N)                                   30,900           1,170
Oneok, Inc.                                            19,000             707
Pepco Holdings, Inc.                                   53,900           1,321
Pinnacle West Capital Corp. (N)                        22,000             946
Portland General Electric Co. (N)                      12,000             314

 18  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RCN Corp. (AE)(N)                                      13,500             324
Southern Union Co. (N)                                 30,900             839
Southwest Gas Corp. (N)                                 4,383             144
Talk America Holdings, Inc. (AE)(N)                    28,500             169
TECO Energy, Inc.                                      79,500           1,267
Telephone & Data Systems, Inc.                          2,500             102
UGI Corp.                                              33,300             828
Unisource Energy Corp. (N)                             16,700             557
USA Mobility, Inc. (N)                                  5,517              95
Westar Energy, Inc.                                    15,817             365
                                                                 ------------
                                                                       24,149
                                                                 ------------

TOTAL COMMON STOCKS
(cost $545,991)                                                       593,543
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                     112              13
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $18)                                                                 13
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.5%
Russell Investment Company Money Market Fund       26,075,001          26,075
United States Treasury Bills (c)(z)(sec.)
   4.810% due 09/14/06                                  2,000           1,988
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,063)                                                         28,063
                                                                 ------------

OTHER SECURITIES - 30.4%
Russell Investment Company Money Market Fund (X)   55,248,885          55,249
State Street Securities Lending Quality Trust
   (X)                                            134,240,155         134,240
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $189,489)                                                       189,489
                                                                 ------------
TOTAL INVESTMENTS - 130.2%
(identified cost $763,561)                                            811,108

OTHER ASSETS AND LIABILITIES,
NET - (30.2%)                                                        (187,991)
                                                                 ------------
NET ASSETS - 100.0%                                                   623,117
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 09/06 (405)                             28,536                (29)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (29)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Equity II Fund  19

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.6%
Auto and Transportation - 2.8%
Alaska Air Group, Inc. (AE)                            15,100             561
Burlington Northern Santa Fe Corp.                     71,200           4,906
CSX Corp.                                              94,600           5,740
Expeditors International Washington, Inc.              31,100           1,414
FedEx Corp.                                            40,400           4,230
Ford Motor Co.                                        167,100           1,115
Heartland Express, Inc.                                 8,800             132
JB Hunt Transport Services, Inc. (N)                   53,600           1,102
Landstar System, Inc.                                   5,800             248
Norfolk Southern Corp.                                136,800           5,940
Overseas Shipholding Group, Inc.                       27,701           1,784
Paccar, Inc. (N)                                       77,512           6,259
Southwest Airlines Co.                                201,000           3,616
Thor Industries, Inc. (N)                              39,400           1,688
TRW Automotive Holdings Corp. (AE)                      9,600             249
Union Pacific Corp.                                    54,400           4,624
United Parcel Service, Inc. Class B                     3,500             241
                                                                 ------------
                                                                       43,849
                                                                 ------------

Consumer Discretionary - 12.6%
Accenture, Ltd. Class A                                99,900           2,923
Advance Auto Parts, Inc.                               34,700           1,050
Alberto-Culver Co.                                      7,100             346
American Eagle Outfitters, Inc.                         9,200             302
American Greetings Corp. Class A                       49,200           1,109
Aramark Corp. Class B                                  20,200             648
Autonation, Inc. (AE)                                 157,399           3,101
Best Buy Co., Inc.                                     27,100           1,229
Black & Decker Corp.                                   45,600           3,215
Brinker International, Inc.                            47,800           1,549
CBS Corp. Class B                                     203,078           5,570
Circuit City Stores, Inc.                             134,589           3,297
Claire's Stores, Inc.                                  39,900             999
Clear Channel Communications, Inc.                    129,800           3,758
Coach, Inc. (AE)                                       90,800           2,607
Costco Wholesale Corp.                                 55,200           2,912
Darden Restaurants, Inc.                              115,200           3,894
Dillard's, Inc. Class A                               112,100           3,366
DIRECTV Group, Inc. (The) (AE)                        166,800           2,844
DreamWorks Animation SKG, Inc. Class A (AE)             3,100              65
Dress Barn, Inc. (AE)                                  29,400             634
Electronic Arts, Inc. (AE)                             36,000           1,696
Estee Lauder Cos., Inc. (The) Class A                  74,700           2,788
Family Dollar Stores, Inc.                             53,300           1,211
Federated Department Stores, Inc.                      44,200           1,552
Gemstar-TV Guide International, Inc. (AE)              44,800             129
Google, Inc. Class A (AE)                              28,340          10,956
Harrah's Entertainment, Inc.                           10,700             643

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hasbro, Inc.                                           59,300           1,109
Home Depot, Inc.                                      159,390           5,532
International Game Technology                          41,500           1,604
Jarden Corp. (AE)                                       2,000              58
JC Penney Co., Inc.                                    57,300           3,608
Kimberly-Clark Corp.                                   59,735           3,647
Kohl's Corp. (AE)                                      54,500           3,086
Liberty Media Holding Corp.
   Series A (AE)                                       12,615           1,030
Limited Brands, Inc. (N)                              151,400           3,809
Lowe's Cos., Inc.                                     238,400           6,759
Manpower, Inc.                                         42,801           2,546
Marriott International, Inc. Class A                   76,600           2,695
Mattel, Inc.                                            8,100             146
McDonald's Corp.                                      107,000           3,787
McGraw-Hill Cos., Inc. (The)                           76,100           4,284
Men's Wearhouse, Inc. (The)                            17,100             532
MGM Mirage (AE)                                           700              25
News Corp. Class A                                    520,200          10,009
Nike, Inc. Class B                                     40,600           3,207
Office Depot, Inc. (AE)                               188,500           6,795
Omnicom Group, Inc.                                    26,100           2,310
Phillips-Van Heusen Corp.                               6,000             213
Pool Corp.                                              8,350             325
Republic Services, Inc.                                25,900           1,040
Robert Half International, Inc.                        15,800             511
Sears Holdings Corp. (AE)                               7,000             961
Sonic Corp. (AE)                                       12,500             246
Staples, Inc.                                         108,350           2,343
Starbucks Corp. (AE)                                  206,400           7,071
Target Corp.                                           97,600           4,482
Time Warner, Inc.                                   1,234,500          20,369
Wal-Mart Stores, Inc.                                 170,800           7,601
Walt Disney Co.                                       383,800          11,395
Waste Management, Inc.                                  9,500             327
Weight Watchers International, Inc.                    16,500             660
Williams-Sonoma, Inc. (N)                              55,500           1,765
Yum! Brands, Inc.                                      72,900           3,281
                                                                 ------------
                                                                      193,561
                                                                 ------------

Consumer Staples - 5.4%
Altria Group, Inc.                                     48,100           3,847
Clorox Co.                                              8,300             497
Coca-Cola Co. (The)                                   126,200           5,616
Coca-Cola Enterprises, Inc.                            43,200             927
Colgate-Palmolive Co.                                  31,300           1,857
CVS Corp.                                              86,800           2,840

 20  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dean Foods Co. (AE)                                    28,100           1,055
General Mills, Inc.                                   101,500           5,268
Hansen Natural Corp. (AE)                              22,800           1,049
Hormel Foods Corp. (N)                                 23,800             898
Kraft Foods, Inc. Class A                              24,600             797
Kroger Co. (The) (N)                                  330,335           7,575
Loews Corp. - Carolina Group                           23,600           1,354
McCormick & Co., Inc.                                  28,500             999
Pepsi Bottling Group, Inc.                             77,800           2,587
PepsiCo, Inc.                                         383,300          24,294
Procter & Gamble Co.                                  146,350           8,225
Reynolds American, Inc. (N)                            48,300           6,123
Safeway, Inc.                                          73,300           2,058
Supervalu, Inc.                                        11,000             298
Tyson Foods, Inc. Class A                             191,200           2,705
UST, Inc.                                              26,400           1,334
Walgreen Co.                                           13,800             646
Whole Foods Market, Inc.                               15,500             891
                                                                 ------------
                                                                       83,740
                                                                 ------------

Financial Services - 23.4%
Allstate Corp. (The)                                  143,700           8,165
AMBAC Financial Group, Inc.                            47,500           3,948
American Express Co.                                   36,000           1,874
American Financial Realty Trust (o)                     5,300              61
American International Group, Inc.                    117,100           7,104
AmeriCredit Corp. (AE)(N)                             101,500           2,496
Ameriprise Financial, Inc.                             71,520           3,190
AON Corp.                                              39,300           1,345
Automatic Data Processing, Inc.                        50,200           2,197
Bank of America Corp.                                 719,055          37,053
Bank of Hawaii Corp.                                   26,800           1,328
Bank of New York Co., Inc. (The)                       11,000             370
Brown & Brown, Inc.                                    11,200             352
Capital One Financial Corp.                            26,000           2,011
CapitalSource, Inc. (o)                                40,400             953
CB Richard Ellis Group, Inc. Class A (AE)              39,600             932
CBL & Associates Properties, Inc. (o)(N)               22,900             897
Charles Schwab Corp. (The)                             90,900           1,443
Chubb Corp.                                           112,500           5,672
Cigna Corp.                                             6,400             584
Cincinnati Financial Corp.                             39,522           1,864
CIT Group, Inc.                                       103,300           4,743
Citigroup, Inc.                                       492,602          23,798
Comerica, Inc.                                         32,500           1,903
Commerce Group, Inc.                                    1,400              42
Countrywide Financial Corp.                           207,200           7,424
Crescent Real Estate Equities Co. (o)                  20,300             396
Equity Office Properties Trust (o)                     75,800           2,874
Fidelity National Financial, Inc.                      34,122           1,309
Fifth Third Bancorp                                     8,700             332

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First American Corp.                                    9,800             363
First Data Corp.                                       15,200             621
Fiserv, Inc. (AE)                                     144,000           6,287
Franklin Resources, Inc.                               35,400           3,237
Genworth Financial, Inc. Class A                      103,000           3,533
Golden West Financial Corp.                            14,300           1,053
Goldman Sachs Group, Inc.                             142,600          21,782
Health Care Property Investors, Inc. (o)               11,000             302
Hospitality Properties Trust (o)(N)                     7,400             322
Host Hotels & Resorts, Inc. (o)                        76,600           1,625
Hudson City Bancorp, Inc.                              68,300             886
International Securities Exchange, Inc. Class A
   New                                                  5,500             224
Jefferies Group, Inc.                                   5,400             140
JPMorgan Chase & Co.                                  613,900          28,006
KeyCorp                                               127,300           4,697
Kimco Realty Corp. (o)                                 24,800             973
LandAmerica Financial Group, Inc.                       8,000             511
Lehman Brothers Holdings, Inc.                        188,000          12,211
Leucadia National Corp. (N)                            24,400             672
Loews Corp.                                           207,400           7,686
M&T Bank Corp.                                          4,400             536
Markel Corp. (AE)                                         600             204
Marsh & McLennan Cos., Inc.                            46,600           1,260
MBIA, Inc.                                             55,500           3,264
Mellon Financial Corp.                                 34,500           1,207
Merrill Lynch & Co., Inc.                             255,500          18,606
Metlife, Inc.                                         294,700          15,324
MGIC Investment Corp.                                  10,300             586
Morgan Stanley                                        183,900          12,229
National City Corp. (N)                                58,100           2,092
Nationwide Financial Services, Inc.                    10,400             469
New Plan Excel Realty Trust (o)(N)                     13,100             340
Northern Trust Corp.                                    5,300             303
Old Republic International Corp.                       85,550           1,820
Philadelphia Consolidated Holding Co. (AE)              9,200             312
PNC Financial Services Group, Inc.                     46,300           3,280
Principal Financial Group, Inc. (N)                   277,800          15,001
Progressive Corp. (The)                                77,600           1,877
ProLogis (o)                                           47,300           2,618
Prudential Financial, Inc.                             10,100             794
Radian Group, Inc.                                     61,599           3,790
Raymond James Financial, Inc.                          10,300             299
Rayonier, Inc. (o)                                     14,100             561
Realty Income Corp. (o)                                 9,900             227
Regions Financial Corp.                                46,690           1,694
Safeco Corp.                                           66,400           3,567

                                                               Equity Q Fund  21

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)                         26,200           2,241
SL Green Realty Corp. (o)                               3,400             389
Stancorp Financial Group, Inc.                         10,000             431
State Street Corp.                                     30,400           1,826
SunTrust Banks, Inc.                                   57,893           4,566
Synovus Financial Corp.                                21,000             593
UnionBanCal Corp.                                      84,600           5,227
United Rentals, Inc. (AE)                              39,400           1,100
Unitrin, Inc.                                           2,500             100
US Bancorp                                            217,700           6,966
Wachovia Corp.                                         66,400           3,561
Washington Mutual, Inc.                                46,100           2,061
Wells Fargo & Co.                                     161,800          11,705
WR Berkley Corp.                                      125,650           4,523
Zions Bancorporation                                    6,200             509
                                                                 ------------
                                                                      359,849
                                                                 ------------

Health Care - 15.0%
Abbott Laboratories                                   163,400           7,806
Aetna, Inc.                                           137,600           4,333
AmerisourceBergen Corp.                               317,200          13,640
Amgen, Inc. (AE)                                      274,500          19,144
Becton Dickinson & Co.                                194,300          12,808
Biogen Idec, Inc. (AE)                                 76,700           3,231
Bristol-Myers Squibb Co.                              102,000           2,457
Cardinal Health, Inc.                                 241,900          16,207
Caremark Rx, Inc.                                     356,200          18,807
Celgene Corp. (AE)                                     52,100           2,495
Cerner Corp. (AE)                                      13,200             534
Cytyc Corp. (AE)                                       16,600             408
Dade Behring Holdings, Inc.                            27,700           1,128
Express Scripts, Inc. (AE)                             48,200           3,713
Forest Laboratories, Inc. (AE)                         73,400           3,399
Genentech, Inc. (AE)                                  102,200           8,260
Gilead Sciences, Inc. (AE)                             81,700           5,023
Hospira, Inc. (AE)                                     18,900             826
Humana, Inc. (AE)                                      72,900           4,077
ImClone Systems, Inc. (AE)(N)                          14,800             481
IMS Health, Inc.                                       38,400           1,054
Johnson & Johnson                                     433,700          27,128
King Pharmaceuticals, Inc. (AE)                        91,300           1,554
McKesson Corp.                                        296,300          14,931
Medco Health Solutions, Inc. (AE)                      38,100           2,260
Merck & Co., Inc.                                     287,100          11,561
Mylan Laboratories, Inc.                               17,900             393
Pediatrix Medical Group, Inc. (AE)                      8,100             343
Pfizer, Inc.                                        1,302,100          33,842
Pharmaceutical Product Development, Inc.               17,700             681
Schering-Plough Corp.                                 148,500           3,035
Sierra Health Services, Inc. (AE)                       8,500             367
Tenet Healthcare Corp. (AE)                            81,800             484

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UnitedHealth Group, Inc.                               27,400           1,311
WellPoint, Inc. (AE)                                   36,400           2,712
                                                                 ------------
                                                                      230,433
                                                                 ------------

Integrated Oils - 6.1%
Chevron Corp.                                          89,900           5,914
ConocoPhillips                                        348,874          23,947
Exxon Mobil Corp.                                     814,122          55,149
Hess Corp.                                             59,400           3,142
Marathon Oil Corp.                                     63,100           5,719
                                                                 ------------
                                                                       93,871
                                                                 ------------

Materials and Processing - 4.4%
Alcoa, Inc. (N)                                       149,500           4,478
Archer-Daniels-Midland Co.                             98,800           4,347
Ashland, Inc.                                          21,500           1,430
Avery Dennison Corp.                                   18,000           1,055
Bemis Co.                                              22,700             697
Dow Chemical Co. (The)                                 59,500           2,058
Eagle Materials, Inc.                                  61,000           2,194
EMCOR Group, Inc. (AE)                                  9,600             495
Energizer Holdings, Inc. (AE)                          40,700           2,590
Florida Rock Industries, Inc.                          11,900             453
Freeport-McMoRan Copper & Gold, Inc. Class B (N)      257,800          14,066
Louisiana-Pacific Corp.                                14,000             280
Lyondell Chemical Co.                                   1,000              22
Martin Marietta Materials, Inc.                        13,800           1,111
Masco Corp.                                            95,200           2,545
Monsanto Co.                                           92,800           3,989
Mueller Industries, Inc.                                1,700              62
Newmont Mining Corp.                                    5,900             302
Nucor Corp.                                           146,402           7,784
Packaging Corp. of America                             10,400             238
Pactiv Corp. (AE)                                      50,000           1,225
Phelps Dodge Corp.                                     15,000           1,310
PPG Industries, Inc.                                   23,500           1,446
Quanex Corp.                                           10,600             385
Rohm & Haas Co.                                        75,600           3,487
Sherwin-Williams Co. (The) (N)                         65,500           3,314
Southern Copper Corp.                                   5,300             511
Steel Dynamics, Inc. (N)                               45,000           2,611
Titanium Metals Corp. (AE)                              7,500             216
USEC, Inc.                                             22,000             232
USG Corp. (AE)                                          2,700             125
Vulcan Materials Co.                                   32,100           2,150
                                                                 ------------
                                                                       67,208
                                                                 ------------

 22  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 2.5%
3M Co.                                                  1,600             113
Eaton Corp.                                            10,500             673
General Electric Co.                                1,024,240          33,482
Honeywell International, Inc.                          36,100           1,397
ITT Corp.                                               8,800             445
SPX Corp.                                              23,100           1,262
Trinity Industries, Inc.                               20,100             672
                                                                 ------------
                                                                       38,044
                                                                 ------------

Other Energy - 3.0%
Anadarko Petroleum Corp.                               82,900           3,792
Apache Corp.                                           36,700           2,586
Arch Coal, Inc.                                        16,100             611
Cameron International Corp. (AE)                       28,800           1,452
Devon Energy Corp.                                    162,200          10,484
ENSCO International, Inc.                              18,100             836
EOG Resources, Inc.                                    54,300           4,026
Helix Energy Solutions Group, Inc. (AE)                21,200             826
Holly Corp. (N)                                        29,600           1,498
Oceaneering International, Inc. (AE)                    8,000             350
Patterson-UTI Energy, Inc.                             95,400           2,702
Schlumberger, Ltd.                                     34,900           2,333
Smith International, Inc.                               6,100             272
Sunoco, Inc.                                           70,400           4,896
Tetra Technologies, Inc. (AE)                          29,400             841
Ultra Petroleum Corp. (AE)                             46,100           2,700
XTO Energy, Inc.                                      148,300           6,969
                                                                 ------------
                                                                       47,174
                                                                 ------------

Producer Durables - 5.3%
Applied Industrial Technologies, Inc.                   8,800             205
Applied Materials, Inc.                               154,200           2,427
Boeing Co.                                            143,200          11,087
Caterpillar, Inc.                                      76,200           5,400
Cummins, Inc.                                          10,700           1,252
Danaher Corp.                                          21,100           1,376
DR Horton, Inc.                                        50,433           1,081
Emerson Electric Co.                                   73,000           5,761
Gardner Denver, Inc. (AE)                              16,600             575
Genlyte Group, Inc. (AE)                                5,400             376
Illinois Tool Works, Inc.                              95,900           4,386
JLG Industries, Inc.                                   20,900             378
Joy Global, Inc.                                       34,800           1,306
Lam Research Corp. (AE)                                86,700           3,606
Lockheed Martin Corp.                                 221,300          17,633
Manitowoc Co., Inc. (The)                              27,200           1,068
MKS Instruments, Inc. (AE)                              8,200             169
Molex, Inc.                                             6,600             209
Northrop Grumman Corp.                                249,501          16,514
Terex Corp. (AE)                                        3,600             161

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                              89,300           5,554
Waters Corp. (AE)                                      19,100             777
                                                                 ------------
                                                                       81,301
                                                                 ------------

Technology - 11.1%
Acxiom Corp.                                           13,900             340
Advanced Micro Devices, Inc. (AE)                     178,800           3,467
Agere Systems, Inc. (AE)                               22,500             328
Analog Devices, Inc.                                   22,800             737
Applera Corp. - Applied Biosystems Group               64,600           2,077
Arrow Electronics, Inc. (AE)                           71,200           2,012
Avnet, Inc. (AE)                                       30,800             561
AVX Corp. (N)                                          23,600             357
BEA Systems, Inc. (AE)                                165,700           1,945
Benchmark Electronics, Inc. (AE)                       12,600             307
BMC Software, Inc. (AE)                                 1,000              23
Cadence Design Systems, Inc. (AE)                     122,500           1,983
Ciena Corp. (AE)                                       42,300             154
Cisco Systems, Inc. (AE)                              965,900          17,241
Computer Sciences Corp. (AE)(N)                       130,801           6,853
Conexant Systems, Inc. (AE)                            34,300              61
Corning, Inc. (AE)                                     28,400             542
Electronic Data Systems Corp.                          64,800           1,549
EMC Corp. (AE)                                        153,600           1,559
F5 Networks, Inc. (AE)                                 25,700           1,191
Freescale Semiconductor, Inc. Class B                  57,300           1,634
General Dynamics Corp.                                 69,200           4,638
Harris Corp.                                           44,100           2,009
Hewlett-Packard Co.                                   717,000          22,879
Ingram Micro, Inc. Class A (AE)                        83,700           1,476
Intel Corp.                                           149,400           2,689
International Business Machines Corp.                 171,200          13,253
Intuit, Inc. (AE)                                     157,700           4,868
Jabil Circuit, Inc.                                   110,100           2,543
LSI Logic Corp. (AE)                                   54,400             446
Micron Technology, Inc. (AE)                          123,800           1,930
Microsoft Corp.                                       450,500          10,825
Motorola, Inc.                                        317,200           7,219
National Semiconductor Corp.                           56,500           1,314
NCR Corp. (AE)                                         34,600           1,112
Nvidia Corp. (AE)                                      48,200           1,067
Oracle Corp. (AE)                                     329,900           4,939
QLogic Corp. (AE)                                      15,400             269
Qualcomm, Inc.                                        254,300           8,967
Raytheon Co.                                           99,100           4,466
Red Hat, Inc. (AE)                                     93,100           2,205
Sanmina-SCI Corp. (AE)                                 71,800             248
Seagate Technology, Inc. (AE)                          57,274              --

                                                               Equity Q Fund  23

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sun Microsystems, Inc. (AE)                           291,500           1,268
Sycamore Networks, Inc. (AE)                           74,200             270
Symantec Corp. (AE)                                    25,000             434
Synopsys, Inc. (AE)                                    80,501           1,441
Tellabs, Inc. (AE)                                    150,700           1,417
Texas Instruments, Inc.                               583,800          17,386
Unisys Corp. (AE)                                      63,000             323
Western Digital Corp. (AE)                            217,000           3,806
                                                                 ------------
                                                                      170,628
                                                                 ------------

Utilities - 6.0%
American Electric Power Co., Inc.                      44,600           1,611
AT&T, Inc.                                            385,444          11,559
BellSouth Corp.                                        67,200           2,632
CenturyTel, Inc.                                       83,500           3,221
Citizens Communications Co.                            35,600             457
Comcast Corp. Class A (AE)                             41,200           1,416
Constellation Energy Group, Inc.                       26,100           1,511
Duke Energy Corp.                                     217,200           6,586
Edison International                                   92,000           3,807
Embarq Corp. (AE)                                      60,440           2,735
Entergy Corp.                                          30,600           2,359
FirstEnergy Corp.                                      49,000           2,744
KeySpan Corp.                                          43,100           1,736
Leap Wireless International, Inc. (AE)                  6,800             304
PG&E Corp. (N)                                        135,099           5,631
PPL Corp.                                              86,900           2,956
Qwest Communications International, Inc. (AE)(N)       84,800             678
Sprint Nextel Corp.                                    75,400           1,493
Telephone & Data Systems, Inc.                          1,600              65
TXU Corp.                                             319,499          20,521
Verizon Communications, Inc.                          561,500          18,990
                                                                 ------------
                                                                       93,012
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,329,871)                                                   1,502,670
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.3%
Russell Investment Company
   Money Market Fund                               32,757,900          32,758
United States Treasury Bills (c)(z)(sec.)
   4.854% due 09/14/06                                  3,000           2,983
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $35,741)                                                         35,741
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 2.3%
Russell Investment Company
   Money Market Fund (X)                           10,300,576          10,301
State Street Securities Lending
   Quality Trust (X)                               25,027,671          25,028
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $35,329)                                                         35,329
                                                                 ------------

TOTAL INVESTMENTS - 102.2%
(identified cost $1,400,941)                                        1,573,740

OTHER ASSETS AND LIABILITIES,
NET - (2.2%)                                                          (34,151)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,539,589
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 24  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/06 (20)                               6,955                (26)

Russell 1000 Mini Index (CME)
   expiration date 09/06 (8)                                  556                 (2)

S&P 500 E-Mini Index (CME)
   expiration date 09/06 (66)                               4,230                 51

S&P 500 Index (CME)
   expiration date 09/06 (30)                               9,614                 15

S&P Midcap 400 E-Mini Index (CME)
   expiration date 09/06 (200)                             14,928                (98)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (60)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Equity Q Fund  25

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.8%
Australia - 3.5%
Alumina, Ltd. (N)                                      17,300              85
Amcor, Ltd. (N)                                       745,738           3,869
AMP, Ltd. (N)                                         137,500             949
Australia & New Zealand Banking Group, Ltd.            86,372           1,671
Australian Gas Light Co., Ltd.                         12,000             175
Australian Stock Exchange, Ltd. (N)                    14,800             371
Australian Wealth Management, Ltd.                    171,450             296
AXA Asia Pacific Holdings, Ltd. (N)                    40,100             195
Babcock & Brown, Ltd.                                   6,800             101
BHP Billiton, Ltd. (N)                                361,462           7,692
Billabong International, Ltd. (N)                      20,000             222
BlueScope Steel, Ltd. (N)                              23,300             122
Boral, Ltd.                                            34,200             197
Bradken, Ltd.                                          30,801             128
Burns Philp & Co., Ltd. (AE)                          258,307             188
Caltex Australia, Ltd.                                 12,200             228
Centro Properties Group                                23,800             127
CFS Gandel Retail Trust                                59,300              85
Challenger Financial Services Group, Ltd.              22,200              51
Coca-Cola Amatil, Ltd. (N)                            200,320           1,052
Coles Myer, Ltd.                                      379,834           3,309
Commonwealth Bank of Australia                         27,800             954
Computershare, Ltd.                                   130,500             786
ConnectEast Group                                      21,633              19
CSL, Ltd.                                               3,000             121
CSR, Ltd.                                              99,400             258
David Jones, Ltd. (N)                                  80,100             185
DB RREEF Trust                                         47,660              57
Downer EDI, Ltd.                                       80,848             464
Dyno Nobel, Ltd. (AE)                                  43,400              81
Foster's Group, Ltd.                                1,082,585           4,463
Futuris Corp., Ltd.                                    38,100              58
GPT Group                                              47,700             165
Harvey Norman Holdings, Ltd. (N)                       35,000              92
Iluka Resources, Ltd. (N)                               2,300              12
Insurance Australia Group, Ltd. (N)                   128,320             511
Investa Property Group (N)                              5,600              10
Leighton Holdings, Ltd.                                15,500             229
Lend Lease Corp., Ltd.                                 10,200             111
Lion Nathan, Ltd.                                       5,300              32
Macquarie Airports Management, Ltd.                   426,800           1,007
Macquarie Bank, Ltd. (N)                               24,890           1,180
Macquarie Goodman Group                                23,400             107
Macquarie Infrastructure Group                         55,300             115
McGuigan Simeon Wines, Ltd.                            79,457             145
Metcash, Ltd. (N)                                      83,921             252

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mirvac Group                                            9,000              30
National Australia Bank, Ltd. (N)                     369,326          10,160
Oil Search, Ltd. (N)                                   92,400             292
OneSteel, Ltd. (N)                                     81,900             245
Origin Energy, Ltd. (N)                                 7,700              45
Pacific Brands, Ltd. (N)                               84,100             150
Promina Group, Ltd.                                   248,400           1,045
Publishing & Broadcasting, Ltd. (N)                    67,430             884
Qantas Airways, Ltd.                                  255,070             596
QBE Insurance Group, Ltd. (N)                         277,173           4,683
Ramsay Health Care, Ltd. (N)                           29,515             209
Rinker Group, Ltd.                                     70,760             714
Rio Tinto, Ltd. (N)                                     9,800             558
Santos, Ltd.                                           27,500             242
Sons of Gwalia, Ltd. (AE)(N)(B)                        22,400              --
Stockland (N)                                          32,500             170
Suncorp-Metway, Ltd.                                   14,500             215
Sydney Roads Group (AE)                                18,433              15
Symbion Health, Ltd.                                  171,734             404
TABCORP Holdings, Ltd. (N)                            111,860           1,316
Telstra Corp., Ltd. (N)                             1,147,738           3,360
Toll Holdings, Ltd.                                     3,320              36
Transurban Group (N)                                   55,700             302
United Group, Ltd. (N)                                 29,100             316
Wesfarmers, Ltd. (N)                                   74,684           2,026
Westfield Group (N)                                    28,136             397
Westpac Banking Corp. (N)                              41,900             706
Woodside Petroleum, Ltd.                                6,700             220
Woolworths, Ltd.                                      199,303           2,908
                                                                 ------------
                                                                       64,771
                                                                 ------------

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG
   (N)                                                 71,240           4,110
OMV AG                                                 22,000           1,350
Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG Class A                 7,700             372
Voestalpine AG (AE)(N)                                 16,300           2,408
                                                                 ------------
                                                                        8,240
                                                                 ------------

Belgium - 0.9%
Dexia                                                   2,000              49
Fortis (N)                                            278,676           9,911
InBev NV                                                1,200              63
KBC Groep NV                                           51,025           5,560
Mobistar SA                                             1,400             116
Solvay SA                                               2,000             237
Umicore                                                 1,900             240
                                                                 ------------
                                                                       16,176
                                                                 ------------

 26  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bermuda - 0.4%
Esprit Holdings, Ltd.                                 313,500           2,385
Ingersoll-Rand Co., Ltd. Class A                        7,900             283
Jardine Matheson Holdings, Ltd.                       100,100           1,902
Kerry Properties, Ltd. (N)                             17,500              58
Li & Fung, Ltd.                                       926,600           1,941
Orient Overseas International, Ltd. (N)                23,900              94
Shangri-La Asia, Ltd.                                  58,000             119
Yue Yuen Industrial Holdings                           28,000              78
                                                                 ------------
                                                                        6,860
                                                                 ------------
Brazil - 0.4%
Banco Itau Holding Financeira
   SA - ADR                                            18,800             580
Cia Vale do Rio Doce - ADR (N)                        146,600           3,401
Gerdau SA - ADR                                        61,700             961
Petroleo Brasileiro SA - ADR                           26,640           2,448
Unibanco - Uniao de Bancos Brasileiros SA - ADR         7,000             485
                                                                 ------------
                                                                        7,875
                                                                 ------------

Canada - 1.2%
Barrick Gold Corp.                                     38,000           1,167
Cameco Corp.                                           30,800           1,229
Canadian National Railway Co.                          40,070           1,618
Canadian Natural Resources, Ltd.                       60,000           3,186
Celestica, Inc. (AE)                                  108,700           1,021
EnCana Corp. (N)                                       11,200             604
Husky Energy, Inc. (N)                                 21,200           1,440
Nexen, Inc.                                            26,300           1,538
Rogers Communications, Inc. Class B                    41,100           1,756
SNC-Lavalin Group, Inc.                                69,900           1,761
Suncor Energy, Inc.                                    37,900           3,056
Talisman Energy, Inc. (N)                              15,900             270
Teck Cominco, Ltd. Class B                             36,900           2,440
Toronto-Dominion Bank (N)                              19,300             985
                                                                 ------------
                                                                       22,071
                                                                 ------------

Cayman Islands - 0.1%
Foxconn International Holdings, Ltd. (AE)(N)           91,000             211
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                          1,242,000           2,158
                                                                 ------------
                                                                        2,369
                                                                 ------------

China - 0.2%
China Life Insurance Co., Ltd. Class H (N)          1,773,000           2,989
China Telecom Corp., Ltd. Class H                     914,000             301

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PetroChina Co., Ltd. Class H                          532,000             603
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                   86,000             288
                                                                 ------------
                                                                        4,181
                                                                 ------------

Denmark - 0.2%
Danske Bank A/S                                        54,825           2,102
East Asiatic Co., Ltd. A/S (N)                          3,000             119
FLSmidth & Co. A/S (N)                                  6,900             269
Novo Nordisk A/S Series B                               5,750             354
Topdanmark A/S (AE)(N)                                  1,900             266
                                                                 ------------
                                                                        3,110
                                                                 ------------

Finland - 0.8%
Fortum OYJ                                             78,271           2,122
Kesko OYJ Class B                                       3,900             162
Kone OYJ Class B                                        6,320             283
M-real OYJ Class B (N)                                136,950             619
Metso OYJ                                              33,600           1,212
Neste Oil OYJ (N)                                      20,217             697
Nokia OYJ                                             155,300           3,081
Nokia OYJ - ADR                                         4,653              92
Oriola-KD OYJ (AE)(N)                                   1,200               3
Orion OYJ (AE)(N)                                       1,200              20
Rautaruukki OYJ                                        10,150             289
Sampo OYJ Class A                                      90,600           1,709
Stora Enso OYJ Class R                                  3,300              49
UPM-Kymmene OYJ                                       200,951           4,456
                                                                 ------------
                                                                       14,794
                                                                 ------------

France - 11.1%
Air France-KLM (AE)(N)                                 33,400             825
Air Liquide SA (N)                                     31,332           6,324
Alstom RGPT (AE)                                       39,300           3,411
Arkema (AE)                                             1,782              69
Assurances Generales de France (N)                     25,300           3,057
AXA SA (N)                                            335,361          11,566
BNP Paribas (N)                                       117,391          11,427
Capgemini SA (N)                                       18,600             999
Carrefour SA (N)                                       76,082           4,744
Casino Guichard Perrachon SA (N)                       10,700             880
Christian Dior SA (N)                                  14,000           1,396
Cie de Saint-Gobain (N)                                67,289           4,805
Cie Generale d'Optique Essilor International SA
   (N)                                                 20,737           2,074
CNP Assurances (N)                                      7,500             714
Compagnie Generale des Etablissements Michelin
   Class B                                              7,200             437
Credit Agricole SA (N)                                272,824          10,967
Electricite de France (N)                              13,900             716

                                                          International Fund  27

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom SA (N)                                 215,432           4,513
Groupe Danone (N)                                      57,847           7,648
L'Oreal SA                                             17,880           1,792
Lafarge SA (N)                                         15,593           1,886
Lagardere SCA (N)                                      15,010           1,053
Legrand SA                                             59,840           1,598
LVMH Moet Hennessy Louis Vuitton SA (N)                69,204           6,953
Natexis Banques Populaires (N)                          1,500             368
Pernod-Ricard SA (N)                                   18,280           3,806
Peugeot SA (N)                                         59,894           3,144
Renault SA (N)                                         79,929           8,735
Sanofi-Aventis (N)                                    172,082          16,365
Sanofi-Aventis                                          2,746             263
Schneider Electric SA (N)                              66,967           6,886
Societe BIC SA (N)                                      7,700             462
Societe Generale (N)                                  102,632          15,313
Sodexho Alliance SA (N)                                14,600             741
Suez SA (N)                                           123,952           5,140
Suez SA (AE)(N)                                        27,332              --
Thomson (AE)(N)                                       109,150           1,833
Total SA (N)                                          419,381          28,527
Total SA - ADR                                         21,452           1,464
Unibail (N)                                            13,249           2,459
Valeo SA (N)                                           56,067           2,049
Vallourec SA (N)                                       35,847           7,794
Veolia Environnement (N)                              148,859           8,085
                                                                 ------------
                                                                      203,288
                                                                 ------------

Germany - 5.9%
Aareal Bank AG (N)                                     11,249             435
Adidas AG (N)                                           3,600             168
Allianz AG                                             13,170           2,069
Bayer AG                                              257,430          12,683
Bilfinger Berger AG                                    13,300             695
Celanese AG                                             1,200             106
Celesio AG                                             20,000             935
Commerzbank AG                                        128,035           4,488
Continental AG                                         58,900           6,019
DaimlerChrysler AG                                     14,900             769
Deutsche Bank AG                                       35,261           4,065
Deutsche Boerse AG (N)                                 31,035           4,406
Deutsche Lufthansa AG                                  85,000           1,588
Deutsche Post AG                                      141,330           3,499
Deutsche Telekom AG (N)                               162,120           2,506
E.ON AG (N)                                           153,092          18,457
GEA Group AG                                           33,400             547
Hannover Rueckversicherung AG (N)                      60,510           2,136
Hochtief AG                                            21,500           1,136
Infineon Technologies AG (AE)(N)                      181,260           1,936

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MAN AG (N)                                             92,500           6,687
Medion AG (N)                                          23,550             289
Merck KGaA (AE)(N)                                     19,600           1,788
Metro AG                                               26,670           1,521
Muenchener Rueckversicherungs AG                       31,173           4,294
Puma AG Rudolf Dassler Sport                            1,100             399
RWE AG                                                 98,129           8,620
Salzgitter AG                                          15,200           1,200
SAP AG                                                 26,300           4,813
Siemens AG                                             46,530           3,751
Suedzucker AG (AE)(N)                                  12,200             296
ThyssenKrupp AG                                        15,500             543
TUI AG (N)                                             75,500           1,520
Volkswagen AG (N)                                      29,498           2,214
Wacker Chemie AG (AE)                                   8,765             912
Wincor Nixdorf AG                                       1,600             211
                                                                 ------------
                                                                      107,701
                                                                 ------------

Greece - 0.4%
Alpha Bank AE                                          30,200             774
EFG Eurobank Ergasias SA                               55,560           1,569
OPAP SA                                               114,986           4,174
Public Power Corp.                                     48,630           1,160
                                                                 ------------
                                                                        7,677
                                                                 ------------

Hong Kong - 1.1%
Bank of East Asia, Ltd.                                84,192             348
BOC Hong Kong Holdings, Ltd. (N)                      579,500           1,178
Cheung Kong Holdings, Ltd.                             60,200             652
China Mobile, Ltd.                                    206,000           1,327
China Netcom Group Corp. Hong Kong, Ltd. (N)          179,000             326
Citic Pacific, Ltd. (N)                               138,100             403
CLP Holdings, Ltd.                                     54,000             320
CNOOC, Ltd. (N)                                     2,004,000           1,705
Hang Lung Properties, Ltd.                             52,000             103
Henderson Land Development Co., Ltd.                   10,000              55
Hong Kong Exchanges and Clearing, Ltd. (N)            254,000           1,651
HongKong Electric Holdings                            692,500           3,297
Hopewell Holdings (N)                                  76,000             217
Hutchison China Meditech, Ltd. (AE)                         2              --
Hutchison Whampoa, Ltd.                                85,000             776
Link REIT (The) (AE)(o)                                29,500              62
Melco International Development                       288,000             634
New World Development, Ltd.                            71,000             121
Shun TAK Holdings, Ltd.                             1,014,000           1,308
Sino Land Co. (N)                                     352,294             594
Sun Hung Kai Properties, Ltd.                          58,000             610
Swire Pacific, Ltd.                                    80,400             835

 28  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Television Broadcasts, Ltd.                            37,000             226
Wharf Holdings, Ltd.                                  767,537           2,850
                                                                 ------------
                                                                       19,598
                                                                 ------------

Hungary - 0.0%
MOL Hungarian Oil and Gas PLC                           5,900             655
                                                                 ------------

India - 0.0%
State Bank of India, Ltd. - GDR                        15,300             654
                                                                 ------------

Indonesia - 0.1%
Bank Central Asia Tbk PT                            3,024,000           1,392
Telekomunikasi Indonesia Tbk PT                     1,230,500           1,010
Telekomunikasi Indonesia Tbk
   PT - ADR                                             5,423             181
                                                                 ------------
                                                                        2,583
                                                                 ------------

Ireland - 0.6%
Allied Irish Banks PLC                                 93,100           2,257
Bank of Ireland                                         7,600             134
Bank of Ireland PLC                                   152,184           2,704
CRH PLC                                                58,339           1,880
Elan Corp. PLC - ADR (AE)(N)                          110,100           1,689
Irish Life & Permanent PLC                             35,600             823
Ryanair Holdings PLC - ADR (AE)(N)                     32,613           1,843
                                                                 ------------
                                                                       11,330
                                                                 ------------

Italy - 3.2%
Assicurazioni Generali SpA (N)                         84,030           3,004
Banca Intesa SpA (N)                                1,120,826           6,483
Banco Popolare di Verona e Novara Scrl (N)            134,778           3,839
Benetton Group SpA (N)                                 13,800             201
Buzzi Unicem SpA (N)                                   62,600           1,430
Enel SpA (N)                                          192,200           1,697
ENI SpA (N)                                           434,774          13,335
ERG SpA (N)                                            45,900           1,115
Fastweb (AE)(N)                                        11,535             446
Fiat SpA (N)                                          205,100           2,903
Fondiaria-Sai SpA (N)                                  32,500           1,311
Italcementi SpA (N)                                    56,800           1,412
Lottomatica SpA (N)                                    29,410           1,093
Mediaset SpA (N)                                      152,780           1,733
Milano Assicurazioni SpA                              138,400             948
Parmalat Finanziaria SpA (AE)(N)(B)                    46,200              --
Recordati SpA (N)                                      15,200             112
Saipem SpA (N)                                         99,500           2,294
Saras SpA (AE)(N)                                      64,300             405
Telecom Italia SpA                                    330,471             797

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UniCredito Italiano SpA (N)                         1,703,287          13,109
Unipol SpA                                            394,130           1,273
                                                                 ------------
                                                                       58,940
                                                                 ------------

Japan - 19.7%
77 Bank, Ltd. (The)                                   172,500           1,252
Access Co., Ltd. (AE)(N)                                   35             202
Aderans Co., Ltd. (N)                                   5,300             149
Aeon Co., Ltd. (N)                                    156,100           3,642
Aida Engineering, Ltd.                                 39,000             262
Aiful Corp.                                            40,953           1,607
Aisin Seiki Co., Ltd.                                  23,600             685
Ajinomoto Co., Inc.                                    78,300             881
Alpen Co., Ltd.                                        12,700             400
Alps Electric Co., Ltd.                                 9,900             123
Arrk Corp. (N)                                         24,400             483
Aruze Corp.                                             8,100             151
Asahi Breweries, Ltd. (N)                              68,300             997
Asahi Glass Co., Ltd. (N)                             342,000           4,382
Asahi Kasei Corp.                                      60,000             373
Astellas Pharma, Inc.                                  52,600           2,092
Bandai Visual Co., Ltd.                                    94             335
Bank of Kyoto, Ltd. (The)                              15,000             155
Bridgestone Corp.                                     131,900           2,399
Calsonic Kansei Corp. (N)                              30,000             183
Canon Marketing Japan, Inc.                             8,000             175
Canon, Inc.                                           384,045          18,458
Central Japan Railway Co.                                 115           1,274
Chiyoda Corp. (N)                                      31,000             595
Chugai Pharmaceutical Co., Ltd. (N)                    71,100           1,467
Citizen Watch Co., Ltd. (N)                            20,000             171
Credit Saison Co., Ltd.                                13,500             585
Cyber Communications, Inc. (N)                             67             113
Dai Nippon Printing Co., Ltd.                          34,000             536
Daiei, Inc. (The) (AE)(N)                              16,500             304
Daihatsu Motor Co., Ltd.                               17,000             158
Daiichi Sankyo Co., Ltd.                              109,500           3,009
Daikin Industries, Ltd. (N)                            17,200             555
Daimaru, Inc.                                          11,000             132
Daiwa House Industry Co., Ltd. (N)                     17,000             277
Daiwa Securities Group, Inc. (N)                      117,000           1,307
Denki Kagaku Kogyo Kabushiki Kaisha                    46,000             185
Denso Corp.                                            14,100             483
Dentsu, Inc. (N)                                          797           2,343
East Japan Railway Co.                                    434           3,229
EDION Corp. (N)                                        70,000           1,313
Eighteenth Bank, Ltd. (The)                            23,000             126
Eisai Co., Ltd.                                        79,700           3,678
Exedy Corp.                                            12,800             376
Fanuc, Ltd.                                            29,200           2,435
FCC Co., Ltd. (N)                                       8,700             173

                                                          International Fund  29

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Frontier Real Estate Investment Corp. (o)                  33             238
Fuji Electric Holdings Co., Ltd.                       51,000             252
Fuji Photo Film Co., Ltd.                             103,800           3,495
Fujikura, Ltd. (N)                                     28,000             349
Fujitsu, Ltd.                                         104,000             806
Funai Electric Co., Ltd. (N)                           15,970           1,439
Glory, Ltd.                                             9,700             166
Hino Motors, Ltd. (N)                                 313,700           1,773
Hiroshima Bank, Ltd. (The)                             46,000             286
Hitachi Construction Machinery Co., Ltd.               10,200             240
Hitachi High-Technologies Corp.                         4,400             129
Hitachi Koki Co., Ltd. (N)                             43,000             652
Hitachi, Ltd. (N)                                     575,000           3,681
Hokuhoku Financial Group, Inc. (N)                     43,000             162
Honda Motor Co., Ltd.                                  79,200           2,611
Hoya Corp.                                             29,000           1,014
Index Corp.                                               288             227
Inpex Holdings, Inc. (AE)                                  84             791
Itochu Corp.                                          317,000           2,856
Itochu-Shokuhin Co., Ltd.                               9,500             350
Iyo Bank, Ltd. (The)                                   15,000             150
Izumi Co., Ltd. (N)                                     4,000             137
Japan Asia Investment Co., Ltd.                        46,000             266
Japan Logistics Fund, Inc. (o)                             55             407
Japan Tobacco, Inc.                                     3,483          13,337
JFE Holdings, Inc. (N)                                142,800           5,705
JS Group Corp.                                         67,600           1,389
JSR Corp.                                              32,200             758
JTEKT Corp. (N)                                        26,400             493
Kadokawa Holdings, Inc. (N)                            12,400             453
Kansai Electric Power Co., Inc. (The)                  25,600             589
Kansai Paint Co., Ltd.                                 57,000             435
Kanto Tsukuba Bank, Ltd. (The)                          8,800              72
Kao Corp.                                             233,700           6,075
Kawasaki Kisen Kaisha, Ltd. (N)                        82,000             476
KDDI Corp.                                              1,159           7,521
Keihin Corp.                                            9,300             204
Keio Corp. (N)                                         43,000             269
Kirin Brewery Co., Ltd. (N)                            53,000             786
Kobayashi Pharmaceutical Co., Ltd.                      7,800             322
Kobe Steel, Ltd.                                      601,000           1,814
Koei Co., Ltd. (N)                                     22,410             382
Koito Manufacturing Co., Ltd.                          24,000             338
Komatsu, Ltd.                                         295,000           5,931
Kose Corp. (N)                                          7,810             263
Kubota Corp.                                           75,000             690
Kuraray Co., Ltd.                                      85,800             946
Kurita Water Industries, Ltd. (N)                      15,600             291
Kyocera Corp.                                          17,600           1,442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kyushu-Shinwa Holdings, Inc. (N)                       23,000              31
Lawson, Inc. (N)                                          200               7
Leopalace21 Corp.                                      36,800           1,287
Mabuchi Motor Co., Ltd. (N)                            14,600             981
Makita Corp. (N)                                       14,000             459
Marui Co., Ltd.                                        27,100             386
Matsumotokiyoshi Co., Ltd. (N)                         42,900             988
Matsushita Electric Industrial Co., Ltd.              112,000           2,330
Matsushita Electric Works, Ltd.                        33,000             367
Mazda Motor Corp. (N)                                  61,000             397
Meiji Dairies Corp. (N)                                28,000             173
Millea Holdings, Inc.                                     162           3,137
Minebea Co., Ltd. (N)                                  79,800             406
Misawa Homes Holdings, Inc. (AE)(N)                     2,900              83
Mitsubishi Chemical Holdings Corp.                      5,500              35
Mitsubishi Corp.                                       72,700           1,490
Mitsubishi Electric Corp. (N)                          71,000             557
Mitsubishi Estate Co., Ltd. (N)                        22,000             456
Mitsubishi Gas Chemical Co., Inc.                      22,000             221
Mitsubishi Logistics Corp. (N)                         17,000             247
Mitsubishi Rayon Co., Ltd. (N)                        175,000           1,328
Mitsubishi UFJ Financial Group, Inc.                      868          12,265
Mitsui & Co., Ltd. (N)                                227,000           3,459
Mitsui Chemicals, Inc. (N)                            348,000           2,186
Mitsui Fudosan Co., Ltd.                              227,000           4,821
Mitsui OSK Lines, Ltd. (N)                            394,000           2,598
Mitsui Sumitomo Insurance Co., Ltd.                    86,000           1,013
Mitsui Trust Holdings, Inc.                            81,400             895
Mizuho Financial Group, Inc.                              890           7,476
Mori Seiki Co., Ltd. (N)                               19,400             401
Murata Manufacturing Co., Ltd.                         18,600           1,230
Nabtesco Corp. (N)                                     15,000             172
Nafco Co., Ltd.                                         8,500             248
Netprice, Ltd. (AE)(N)                                     73             104
NGK Spark Plug Co., Ltd.                                8,000             167
Nidec Corp. (N)                                         6,400             454
Nidec Sankyo Corp. (N)                                 25,000             294
Nikko Cordial Corp. (N)                                15,000             179
Nikon Corp. (N)                                         9,000             159
Nintendo Co., Ltd.                                     54,300          10,141
Nippon Electric Glass Co., Ltd. (N)                    30,000             670
Nippon Express Co., Ltd. (N)                          584,600           2,973
Nippon Kayaku Co., Ltd.                                19,000             160
Nippon Mining Holdings, Inc.                          241,500           2,043
Nippon Oil Corp.                                      139,000           1,089
Nippon Paper Group, Inc. (N)                              206             821
Nippon Steel Corp.                                    232,000             903
Nippon Telegraph & Telephone Corp.                        682           3,563
Nippon Yusen KK (N)                                    86,000             554
Nissan Chemical Industries, Ltd.                       16,000             202
Nissan Motor Co., Ltd.                                431,000           4,647

 30  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nissha Printing Co., Ltd.                               9,000             338
Nitto Denko Corp. (N)                                  46,800           3,400
Nomura Holdings, Inc.                                  30,400             540
NSK, Ltd. (N)                                          15,000             115
NTN Corp. (N)                                          24,000             181
NTT Urban Development Corp. (N)                            99             746
Obic Co., Ltd.                                          2,250             478
OJI Paper Co., Ltd. (N)                                73,000             423
Oki Electric Industry Co., Ltd. (N)                   421,000             874
OKUMA Corp.                                             7,000              70
Omron Corp.                                            79,400           1,998
ORIX Corp. (N)                                         38,160          10,002
Osaka Gas Co., Ltd.                                   174,000             587
Parco Co., Ltd.                                        25,800             278
Rakuten, Inc. (N)                                       8,458           4,021
Rengo Co., Ltd. (N)                                    30,000             220
Resona Holdings, Inc. (N)                                 157             492
Ricoh Co., Ltd.                                       331,500           6,679
Rinnai Corp. (N)                                       37,270             926
Rohm Co., Ltd. (N)                                     39,700           3,376
Sanyo Special Steel Co., Ltd. (N)                      20,000             157
SBI Holdings, Inc. (N)                                    976             383
Sega Sammy Holdings, Inc.                               3,200             106
Sekisui Chemical Co., Ltd. (N)                        223,900           1,935
Sekisui House, Ltd. (N)                               158,800           2,249
Seven & I Holdings Co., Ltd. (N)                       14,100             492
SFCG Co., Ltd. (AE)(N)                                  3,789             663
Sharp Corp.                                            24,000             405
Shin-Etsu Chemical Co., Ltd.                           62,300           3,608
Shinko Electric Industries Co., Ltd.                   13,800             410
Shinsei Bank, Ltd.                                  1,062,100           6,624
Shionogi & Co., Ltd.                                   65,000           1,233
Sompo Japan Insurance, Inc.                            97,000           1,311
Sony Corp. (N)                                         14,700             677
Stanley Electric Co., Ltd. (N)                         27,300             580
Sumisho Lease Co., Ltd.                                 4,100             214
Sumitomo Chemical Co., Ltd.                            64,000             506
Sumitomo Corp.                                         40,000             567
Sumitomo Electric Industries, Ltd. (N)                 46,800             614
Sumitomo Forestry Co., Ltd.                            27,000             252
Sumitomo Heavy Industries, Ltd.                       340,000           2,954
Sumitomo Metal Industries, Ltd.                       453,000           1,810
Sumitomo Mitsui Financial Group, Inc. (N)               1,356          14,430
Sumitomo Realty & Development Co., Ltd. (N)            97,000           2,411
Sumitomo Trust & Banking Co., Ltd. (The)              102,000           1,083
Sumitomo Warehouse Co., Ltd. (The) (N)                 44,000             294
Suzuki Motor Corp. (N)                                 70,200           1,718
T&D Holdings, Inc.                                      6,200             493

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Take And Give Needs Co., Ltd. (N)                         464             474
Takeda Pharmaceutical Co., Ltd.                       189,300          12,219
Takefuji Corp. (N)                                     38,110           1,868
TDK Corp.                                              20,300           1,587
Teijin, Ltd.                                          154,000             868
Telewave, Inc. (N)                                         93             251
Terumo Corp.                                           19,700             711
Toagosei Co., Ltd.                                     15,000              58
Tokai Carbon Co., Ltd. (N)                             70,000             390
Tokai Tokyo Securities Co., Ltd.                       24,000             126
Tokuyama Corp. (N)                                     25,100             333
Tokyo Electric Power Co., Inc. (The)                   88,200           2,370
Tokyo Electron, Ltd.                                    3,200             203
Tokyo Gas Co., Ltd. (N)                               727,000           3,615
Toppan Printing Co., Ltd. (N)                          31,000             357
Toshiba Corp. (N)                                     173,000           1,118
Toshiba Machine Co., Ltd. (N)                          15,000             156
Toyobo Co., Ltd. (N)                                   45,000             118
Toyoda Gosei Co., Ltd. (N)                             43,800             917
Toyota Motor Corp.                                    495,100          26,170
Trend Micro, Inc. (N)                                  12,000             394
Ube Industries, Ltd. (N)                              168,000             429
UFJ NICOS Co., Ltd.                                     9,000              53
UNY Co., Ltd.                                          26,000             374
Valor Co., Ltd.                                        15,000             266
West Japan Railway Co.                                    439           1,834
Xebio Co., Ltd.                                         6,350             202
Yahoo! Japan Corp. (N)                                  1,104             467
Yamato Holdings Co., Ltd. (N)                          12,000             177
Yokogawa Electric Corp. (N)                            22,700             302
Yokohama Rubber Co., Ltd. (The) (N)                    44,000             189
                                                                 ------------
                                                                      361,440
                                                                 ------------

Luxembourg - 0.4%
Acergy SA (AE)(N)                                      89,900           1,534
Arcelor (N)                                            43,099           2,298
Arcelor                                                 1,100              59
SES Global SA (N)                                      46,700             632
Tenaris SA - ADR (N)                                   81,900           3,188
                                                                 ------------
                                                                        7,711
                                                                 ------------

Mexico - 0.8%
America Movil SA de CV Series L                       153,300           5,485
Cemex SA de CV (N)                                    216,000             611
Coca-Cola Femsa SA de CV - ADR                         32,800             998
Fomento Economico Mexicano SA de CV - ADR              16,500           1,449

                                                          International Fund  31

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Grupo Televisa SA - ADR                               215,170           3,985
Telefonos de Mexico SA de CV
   Series L                                            54,580           1,279
                                                                 ------------
                                                                       13,807
                                                                 ------------

Netherlands - 3.6%
ABN AMRO Holding NV (N)                               194,381           5,381
Aegon NV (N)                                          146,810           2,492
ASML Holding NV (AE)                                  126,298           2,489
Buhrmann NV (N)                                        59,500             821
Euronext NV                                               900              81
Euronext NV (N)                                        45,724           4,097
European Aeronautic Defense and Space Co. NV (N)       71,500           2,060
Hagemeyer NV (AE)(N)                                   34,400             167
Heineken Holding NV                                     1,700              69
Heineken NV                                           145,822           6,857
Hunter Douglas NV                                       1,800             125
ING Groep NV                                          361,573          14,678
Koninklijke Philips Electronics NV                    265,929           8,781
Mittal Steel Co. NV (N)                                 5,700             194
OCE NV (N)                                             18,200             294
Randstad Holdings NV                                   11,900             652
Reed Elsevier NV                                      268,874           3,994
Rodamco Europe NV                                       9,100             964
Royal KPN NV (N)                                       70,400             799
Royal Numico NV                                        85,000           4,078
SBM Offshore NV                                        63,600           1,753
Unilever NV                                            91,500           2,175
USG People NV                                           9,000             631
Vedior NV                                              48,200             906
Wolters Kluwer NV                                      62,916           1,482
                                                                 ------------
                                                                       66,020
                                                                 ------------

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)                768,437           1,936
                                                                 ------------

Norway - 1.1%
Aker Kvaerner ASA (N)                                  40,100           4,040
DNB Nor Bank ASA (N)                                  134,363           1,703
Norsk Hydro ASA                                        21,700             617
Pan Fish ASA (AE)(N)                                2,290,700           2,535
Petroleum Geo-Services ASA (AE)                        24,700           1,336
Statoil ASA (N)                                       291,650           8,648
Yara International ASA (N)                             31,600             476
                                                                 ------------
                                                                       19,355
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd.                                      140,000             364
City Developments, Ltd.                                44,000             249

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSE Global, Ltd.                                      107,000              84
DBS Group Holdings, Ltd.                              481,740           5,523
Flextronics International, Ltd. (AE)(N)               106,600           1,209
Fraser and Neave, Ltd.                                115,000             294
Jardine Cycle & Carriage, Ltd. (N)                     27,000             181
Keppel Corp., Ltd. (N)                                286,000           2,771
NatSteel, Ltd.                                         52,400              44
Oversea-Chinese Banking Corp.                         561,800           2,260
Parkway Holdings, Ltd.                                182,000             295
SembCorp Industries, Ltd.                              95,580             206
Singapore Airlines, Ltd.                               17,000             140
Singapore Exchange, Ltd. (N)                          164,000             384
Singapore Petroleum Co., Ltd. (N)                      38,000             120
Singapore Telecommunications, Ltd.                  1,528,000           2,507
United Overseas Bank, Ltd.                            249,100           2,461
United Overseas Land, Ltd.                             30,900              56
Want Want Holdings, Ltd.                               24,000              35
                                                                 ------------
                                                                       19,183
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    49,659             787
Sanlam, Ltd.                                          209,900             464
Sasol, Ltd.                                            11,600             418
Standard Bank Group, Ltd.                              42,500             468
Tiger Brands, Ltd.                                     20,100             434
                                                                 ------------
                                                                        2,571
                                                                 ------------

South Korea - 1.2%
Hana Financial Group, Inc.                             62,634           2,800
Honam Petrochemical Corp.                               5,700             287
Hyundai Mobis                                           3,800             316
Industrial Bank of Korea                               34,000             609
Kookmin Bank                                           26,080           2,277
Korea Electric Power Corp. - ADR                       40,010             766
KT Corp. - ADR (N)                                     48,000           1,035
NHN Corp.                                              10,452           1,162
POSCO                                                   2,400             585
Samsung Electronics Co., Ltd.                          16,817          10,704
Shinhan Financial Group Co., Ltd.                       9,200             453
SK Telecom Co., Ltd. - ADR                             38,950             912
                                                                 ------------
                                                                       21,906
                                                                 ------------

Spain - 3.1%
Actividades de Construccion y Servicios SA             49,892           2,184
Altadis SA                                             91,321           4,322
Antena 3 de Television SA (N)                          27,700             603
Banco Bilbao Vizcaya Argentaria SA (N)                278,405           5,918
Banco Popular Espanol SA (N)                           85,900           1,290
Banco Santander Central Hispano SA (N)                429,665           6,509

 32  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cia de Distribucion Integral Logista SA                10,800             644
Corporaction Mapfre SA                                105,180           2,068
Ebro Puleva SA (N)                                     13,700             285
Endesa SA (N)                                          67,700           2,314
Fomento de Construcciones y Contratas SA                6,500             507
Gamesa Corp. Tecnologica SA (N)                         6,100             130
Gas Natural SDG SA (N)                                 39,650           1,280
Gestevision Telecinco SA (N)                           55,300           1,345
Iberdrola SA (N)                                      242,450           8,610
Iberia Lineas Aereas de Espana (N)                    173,800             422
Indra Sistemas SA (AE)(N)                              26,800             537
Repsol YPF SA (N)                                     166,260           4,672
Repsol YPF SA - ADR                                    60,383           1,707
Sociedad General de Aguas de Barcelona SA Class
   A (N)                                                2,400              66
Telefonica SA                                         672,410          11,372
                                                                 ------------
                                                                       56,785
                                                                 ------------

Sweden - 1.6%
Alfa Laval AB                                          34,200           1,120
Atlas Copco AB Class A (N)                             33,400             832
Billerud AB (N)                                         6,000              91
Electrolux AB (N)                                      11,200             162
Elekta AB Class B (N)                                   6,300             103
Fabege AB                                               1,800              36
Hennes & Mauritz AB
   Series B Class B (N)                                88,475           3,284
Husqvarna AB Class B (AE)(N)                           11,200             120
Kungsleden AB                                          14,700             168
Lundin Petroleum AB (AE)(N)                            27,000             332
Nordea Bank AB                                         78,000             977
OMX AB (N)                                             35,900             563
Sandvik AB (N)                                        152,500           1,587
Securitas AB Series B                                  82,673           1,543
Skandinaviska Enskilda Banken AB Class A (N)           22,200             547
Skanska AB Series B                                     8,200             129
SSAB Svenskt Stal AB                                   30,600             592
Svenska Cellulosa AB Series B                          28,840           1,210
Svenska Handelsbanken
   Series A (N)                                       114,850           2,908
Swedish Match AB (N)                                  217,500           3,591
Telefonaktiebolaget LM Ericsson
   Series B                                         2,731,047           8,602
TeliaSonera AB                                         91,000             510
Volvo AB Class A                                        3,600             193
Volvo AB Series B (N)                                   1,100              58
                                                                 ------------
                                                                       29,258
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Switzerland - 6.7%
ABB, Ltd.                                             582,979           7,533
Actelion, Ltd. (AE)                                     6,700             845
Adecco SA (N)                                           3,840             223
Alcon, Inc.                                             7,700             850
Ciba Specialty Chemicals AG (N)                        43,380           2,401
Clariant AG                                            60,760             830
Compagnie Financiere Richemont AG Class A              65,687           2,963
Credit Suisse Group                                   143,704           8,052
Georg Fischer AG                                          316             143
Givaudan (N)                                              859             709
Julius Baer Holding AG                                 37,117           3,445
Kuehne & Nagel International AG                           700              47
Logitech International SA (AE)                        180,024           3,657
Nestle SA (N)                                          61,791          20,249
Novartis AG                                           177,355          10,074
Pargesa Holding SA Class B                              6,653             635
Rieter Holding AG                                         100              38
Roche Holding AG (N)                                  148,818          26,485
Sulzer AG                                               1,269             950
Swatch Group AG (N)                                    67,465           2,453
Swiss Reinsurance                                      85,950           6,181
Syngenta AG (AE)                                       13,900           1,998
Synthes, Inc.                                          25,164           2,904
UBS AG                                                318,040          17,303
Zurich Financial Services AG (AE)                       6,092           1,368
                                                                 ------------
                                                                      122,336
                                                                 ------------

Taiwan - 0.2%
HON HAI Precision Industry Co., Ltd.                  359,000           2,127
United Microelectronics Corp. - ADR (N)               370,908           1,131
                                                                 ------------
                                                                        3,258
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      409,680           1,147
PTT PCL                                                48,200             301
                                                                 ------------
                                                                        1,448
                                                                 ------------

United Kingdom - 21.1%
3i Group PLC                                          147,471           2,556
Alliance Boots PLC                                    482,357           7,082
Anglo American PLC                                     84,832           3,542
Antofagasta PLC                                        95,000             742
ARM Holdings PLC                                    1,693,493           3,677
AstraZeneca PLC                                       327,398          19,996
Aviva PLC                                             481,234           6,454
BAE Systems PLC                                       780,900           5,211
Barclays PLC                                          558,906           6,557
Barratt Developments PLC                               46,300             838

                                                          International Fund  33

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BG Group PLC                                        1,119,742          15,060
BHP Billiton PLC                                      354,751           6,720
BOC Group PLC                                           6,400             192
BP PLC                                              2,014,306          24,270
Bradford & Bingley PLC                                 84,100             705
Brambles Industries PLC                               309,391           2,524
British Airways PLC (AE)                              553,271           4,000
British American Tobacco PLC                          430,400          11,602
British Land Co. PLC                                  227,630           5,813
British Sky Broadcasting PLC                          110,900           1,161
BT Group PLC                                          484,579           2,152
Cadbury Schweppes PLC                                 125,440           1,227
Capita Group PLC                                      131,400           1,283
Carphone Warehouse Group PLC                          808,107           4,155
Centrica PLC                                          605,123           3,312
Compass Group PLC                                     158,274             755
Davis Service Group PLC                                15,100             134
De La Rue PLC                                          20,600             207
Debenhams PLC (AE)                                    670,672           2,255
Diageo PLC                                            438,892           7,715
Drax Group PLC (AE)                                    96,400           1,610
DSG International PLC                                 173,100             645
easyJet PLC (AE)                                      216,121           1,799
EMI Group PLC (N)                                     659,325           3,147
Friends Provident PLC                                 572,270           1,946
George Wimpey PLC                                     138,000           1,237
GKN PLC                                               511,450           2,479
GlaxoSmithKline PLC                                   980,261          27,119
Hammerson PLC                                          12,900             301
Hanson PLC                                             76,100             937
HBOS PLC                                              861,738          15,687
HMV Group PLC                                         212,000             624
HSBC Holdings PLC                                     486,604           8,826
Imperial Tobacco Group PLC                             40,800           1,334
Inchcape PLC                                           20,200             179
International Power PLC                               178,200             980
iSOFT Group PLC                                        95,100             111
ITV PLC                                                42,000              76
J Sainsbury PLC                                       523,092           3,440
Kelda Group PLC                                        33,100             514
Kesa Electricals PLC (AE)                             134,965             779
Ladbrokes PLC                                         407,229           2,938
Land Securities Group PLC                              12,500             461
Legal & General Group PLC                             477,500           1,108
Lloyds TSB Group PLC                                  531,836           5,355
Man Group PLC                                         122,996           5,638
Marks & Spencer Group PLC                             448,100           4,993
Mitchells & Butlers PLC                               122,900           1,217
Next PLC                                               59,703           1,905
Northern Rock PLC                                      34,100             710
Old Mutual PLC                                        760,412           2,301

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pearson PLC                                            74,100           1,006
Persimmon PLC                                          50,200           1,200
Prudential PLC                                        130,671           1,373
Punch Taverns PLC                                      85,020           1,398
Reckitt Benckiser PLC                                 280,026          11,236
Reed Elsevier PLC                                     301,745           3,010
Rentokil Initial PLC                                  415,210           1,270
Resolution PLC                                         14,800             157
Reuters Group PLC                                     253,500           1,861
RHM PLC                                                51,200             280
Rio Tinto PLC                                         104,500           5,397
Rolls-Royce Group PLC                                 161,300           1,328
Royal & Sun Alliance Insurance Group PLC              899,261           2,247
Royal Bank of Scotland Group PLC                      457,276          14,880
Royal Dutch Shell PLC Class A (N)                     300,615          10,625
Royal Dutch Shell PLC Class A                         192,236           6,783
Royal Dutch Shell PLC Class B                         146,540           5,395
SABMiller PLC                                          14,300             287
Scottish & Southern Energy PLC                        117,000           2,645
Severn Trent PLC                                       62,600           1,518
Smith & Nephew PLC                                    243,754           2,099
Smiths Group PLC                                      262,290           4,417
Standard Chartered PLC                                208,544           5,275
Tate & Lyle PLC                                        89,100           1,140
Taylor Woodrow PLC                                    198,400           1,276
Tesco PLC                                           1,857,730          12,475
Tomkins PLC                                           167,400             882
Travis Perkins PLC                                     10,540             300
Trinity Mirror PLC                                    175,410           1,468
Unilever PLC                                          370,669           8,766
Vodafone Group PLC (AE)                             5,061,634          10,992
Whitbread PLC                                          61,200           1,416
William Hill PLC                                      394,074           4,351
WPP Group PLC                                         257,860           3,051
Xstrata PLC (N)                                        82,490           3,539
                                                                 ------------
                                                                      387,636
                                                                 ------------

United States - 0.3%
Schlumberger, Ltd.                                     27,600           1,845
Transocean, Inc. (AE)                                  30,200           2,333
Weatherford International, Ltd. (AE)                   39,500           1,850
                                                                 ------------
                                                                        6,028
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,334,686)                                                   1,683,551
                                                                 ------------

 34  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.4%
Brazil - 0.1%
Banco Itau Holding Financeira SA                       20,400             624
Petroleo Brasileiro SA                                 29,000             598
Usinas Siderurgicas de Minas Gerais SA                 27,500             948
                                                                 ------------
                                                                        2,170
                                                                 ------------
Germany - 0.2%
Fresenius AG                                           16,366           2,691
Porsche AG                                                848             831
                                                                 ------------
                                                                        3,522
                                                                 ------------
South Korea - 0.0%
Hyundai Motor Co.                                       9,940             478
Samsung Electronics Co., Ltd.                             900             428
                                                                 ------------
                                                                          906
                                                                 ------------
United Kingdom - 0.1%
Vodafone Group PLC (AE)                             5,784,726           1,621
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $6,757)                                                           8,219
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
United States - 0.0%
Satyam Computer Services, Ltd. (p)(AE)
   2009 Warrants                                           53             851
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $738)                                                               851
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Belgium - 0.1%
Bel 20 Index Futures
   Aug 2006 3,631.17 (EUR) Call (92)                    4,267             789
                                                                 ------------
Switzerland - 0.0%
Swiss Market Index Futures
   Sep 2006 7,275.61 (CHF) Put (36)                     2,128             146
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $727)                                                               935
                                                                 ------------
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
SHORT-TERM INVESTMENTS - 7.3%
United States - 7.3%
Russell Investment Company
   Money Market Fund                              121,269,001         121,269
United States Treasury Bills (c)(z)(sec.)
   4.836% due 09/14/06                                  7,000           6,959
   4.882% due 09/21/06                                  5,000           4,966
   4.950% due 09/28/06                                  1,000             992
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $134,186)                                                       134,186
                                                                 ------------

OTHER SECURITIES - 19.9%
Russell Investment Company
   Money Market Fund (X)                          106,304,541         106,305
State Street Securities Lending
   Quality Trust (X)                              258,291,877         258,292
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $364,597)                                                       364,597
                                                                 ------------

TOTAL INVESTMENTS - 119.5%
(identified cost $1,841,691)                                        2,192,339

OTHER ASSETS AND LIABILITIES,
NET - (19.5%)                                                        (358,388)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,833,951
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  35

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 08/06 (134)                             15,406                766

CAC-40 Index (France)
   expiration date 08/06 (99)                               6,342                251
   expiration date 09/06 (113)                              7,253                546
DAX Index (Germany)
   expiration date 09/06 (70)                              12,739                714
EUR STOXX 50 Index (EMU)
   expiration date 09/06 (549)                             25,887              1,288

FTSE-100 Index (UK)
   expiration date 09/06 (356)                             39,322              1,434

Hang Seng Index (Hong Kong)
   expiration date 08/06 (23)                               2,512                 58

OMX Stockholm 30 Index (Sweden)
   expiration date 08/06 (447)                              5,863                (64)

SPI 200 Index (Australia)
   expiration date 09/06 (72)                               6,857                127

TOPIX Index (Japan)
   expiration date 09/06 (377)                             51,739                494

Short Positions
CAC-40 Index (France)
   expiration date 08/06 (51)                               3,267                (19)

DAX Index (Germany)
   expiration date 09/06 (25)                               4,549                (23)

Hang Seng Index (Hong Kong)
   expiration date 08/06 (21)                               2,294                (42)

IBEX Plus Index (Spain)
   expiration date 08/06 (57)                               8,607               (473)

MIB-30 (Italy)
   expiration date 09/06 (25)                               5,866               (322)

MSCI Singapore Index
   expiration date 08/06 (6)                                  219                 (4)

SPI 200 Index (Australia)
   expiration date 09/06 (112)                             10,666               (225)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      4,506
                                                                     ===============

OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Aug 2006 3,631.17 (EUR) Put (92)                         4,267               (588)

Switzerland
Swiss Market Index Futures
   Sep 2006 7275.61 (CHF) Call (36)                         2,128               (346)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $727)                                                               (934)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 36  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               6   AUD                8    08/01/06                 --
USD              22   AUD               28    08/02/06                 --
USD               9   AUD               12    08/03/06                 --
USD             150   AUD              200    09/20/06                  3
USD             298   AUD              400    09/20/06                  8
USD             633   AUD              860    09/20/06                 26
USD             651   AUD              885    09/20/06                 27
USD           1,127   AUD            1,500    09/20/06                 21
USD           1,302   AUD            1,770    09/20/06                 53
USD           1,319   AUD            1,790    09/20/06                 51
USD           1,320   AUD            1,790    09/20/06                 50
USD           1,723   AUD            2,335    09/20/06                 65
USD           2,580   AUD            3,509    09/20/06                106
USD           6,914   AUD            9,200    09/20/06                130
USD           1,152   CHF            1,421    08/03/06                  2
USD             207   CHF              255    08/04/06                 --
USD             256   CHF              314    09/20/06                  1
USD           1,782   CHF            2,190    09/20/06                  8
USD          17,544   CHF           21,574    09/20/06                 88
USD          23,355   CHF           28,716    09/20/06                113
USD               7   DKK               39    09/20/06                 --
USD             702   DKK            4,136    09/20/06                  9
USD              35   EUR               28    08/01/06                 --
USD             146   EUR              114    08/01/06                 --
USD              75   EUR               59    08/02/06                 --
USD              91   EUR               71    08/02/06                 --
USD             206   EUR              162    08/02/06                 --
USD           1,230   EUR              968    09/20/06                 11
USD           1,254   EUR            1,000    09/20/06                 27
USD           1,262   EUR            1,000    09/20/06                 20
USD           1,267   EUR            1,000    09/20/06                 15
USD           1,275   EUR            1,000    09/20/06                  6
USD           2,244   EUR            1,774    09/20/06                 30
USD           2,464   EUR            1,900    09/20/06                (29)
USD           2,530   EUR            2,000    09/20/06                 33
USD           2,537   EUR            2,000    09/20/06                 26
USD           2,606   EUR            2,000    09/20/06                (43)
USD           2,815   EUR            2,226    09/20/06                 38
USD           3,815   EUR            3,000    09/20/06                 30
USD           4,747   EUR            3,769    09/20/06                 83
USD           5,995   EUR            4,600    09/20/06                (99)
USD           7,961   EUR            6,320    09/20/06                139
USD          16,395   EUR           13,018    09/20/06                290
USD          59,298   EUR           45,500    09/20/06               (981)
USD              69   GBP               37    08/01/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              73   GBP               39    08/01/06                 --
USD             410   GBP              221    08/01/06                  2
USD              39   GBP               21    08/02/06                 --
USD             243   GBP              130    08/02/06                 --
USD              47   GBP               25    08/03/06                 --
USD             160   GBP               85    08/03/06                 --
USD             565   GBP              300    09/20/06                 (4)
USD             911   GBP              500    09/20/06                 24
USD             927   GBP              500    09/20/06                  8
USD           1,067   GBP              579    09/20/06                 16
USD           1,832   GBP            1,000    09/20/06                 38
USD           1,842   GBP            1,000    09/20/06                 28
USD           2,971   GBP            1,606    09/20/06                 33
USD           3,273   GBP            1,770    09/20/06                 37
USD           3,273   GBP            1,770    09/20/06                 37
USD           3,273   GBP            1,770    09/20/06                 37
USD           3,760   GBP            2,041    09/20/06                 58
USD           3,763   GBP            2,000    09/20/06                (23)
USD           6,458   GBP            3,507    09/20/06                100
USD           6,830   GBP            3,708    09/20/06                105
USD          31,608   GBP           16,800    09/20/06               (192)
USD              11   HKD               82    08/01/06                 --
USD              29   HKD              227    08/01/06                 --
USD              55   HKD              428    08/02/06                 --
USD              28   HKD              218    09/20/06                 --
USD             109   HKD              841    09/20/06                 --
USD             160   HKD            1,238    09/20/06                 --
USD             341   HKD            2,643    09/20/06                 --
USD             128   JPY           14,723    08/01/06                  1
USD               9   JPY            1,006    08/02/06                 --
USD             139   JPY           15,934    08/03/06                 --
USD             886   JPY          100,000    09/20/06                 (8)
USD           1,507   JPY          171,562    09/20/06                  1
USD           1,725   JPY          200,000    09/20/06                 32
USD           1,737   JPY          200,000    09/20/06                 20
USD           1,760   JPY          200,000    09/20/06                 (3)
USD           1,813   JPY          200,000    09/20/06                (56)
USD           2,277   JPY          259,290    09/20/06                  1
USD           3,628   JPY          400,000    09/20/06               (113)
USD           3,926   JPY          447,146    09/20/06                  2
USD          35,380   JPY        3,900,000    09/20/06             (1,114)
USD             176   NOK            1,090    08/01/06                  1
USD             169   NOK            1,051    09/20/06                  2
USD             409   NOK            2,543    09/20/06                  5
USD             640   NOK            3,975    09/20/06                  8

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  37

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,064   NOK           12,973    09/20/06                 52
USD           6,668   NOK           41,945    09/20/06                171
USD          13,222   NOK           82,117    09/20/06                168
USD          24,337   NOK          151,137    09/20/06                307
USD             596   SEK            4,363    09/20/06                 12
USD           2,388   SEK           17,530    09/20/06                 55
USD           5,403   SEK           39,134    09/20/06                 51
USD          10,978   SEK           80,536    09/20/06                245
USD             711   SGD            1,127    09/20/06                  5
USD           1,009   SGD            1,603    09/20/06                  8
USD           1,010   SGD            1,603    09/20/06                  8
USD           2,019   SGD            3,205    09/20/06                 16
USD           3,029   SGD            4,808    09/20/06                 24
USD          12,369   SGD           19,676    09/20/06                126
USD             303   ZAR            2,128    08/01/06                  4
AUD               7   USD                6    08/02/06                 --
AUD              22   USD               17    08/02/06                 --
AUD              13   USD               10    08/03/06                 --
AUD              60   USD               45    09/20/06                 (1)
AUD             600   USD              447    09/20/06                (13)
AUD             800   USD              585    09/20/06                (27)
AUD           1,600   USD            1,202    09/20/06                (23)
AUD           1,615   USD            1,188    09/20/06                (49)
AUD           3,589   USD            2,640    09/20/06               (108)
AUD           5,149   USD            3,766    09/20/06               (176)
AUD           5,717   USD            4,205    09/20/06               (171)
AUD          10,798   USD            7,938    09/20/06               (329)
CAD              37   USD               32    08/01/06                 --
CHF              51   USD               41    08/02/06                 --
CHF             870   USD              703    09/20/06                 (8)
CHF           4,349   USD            3,513    09/20/06                (41)
CHF           5,275   USD            4,308    09/20/06                 (3)
CHF           5,275   USD            4,307    09/20/06                 (3)
CHF           6,932   USD            5,639    09/20/06                (26)
CHF           8,950   USD            7,311    09/20/06                 (4)
CHF          11,977   USD            9,664    09/20/06               (124)
CHF          26,364   USD           21,437    09/20/06               (109)
DKK              10   USD                2    09/20/06                 --
DKK              20   USD                3    09/20/06                 --
DKK           1,513   USD              257    09/20/06                 (3)
DKK           1,603   USD              272    09/20/06                 (3)
EUR             385   USD              491    08/01/06                 --
EUR             428   USD              543    08/01/06                 (3)
EUR             432   USD              551    08/01/06                 (1)
EUR             241   USD              308    08/02/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             333   USD              425    08/02/06                 --
EUR             386   USD              492    08/02/06                 (1)
EUR              43   USD               55    08/03/06                 --
EUR             600   USD              774    09/20/06                  5
EUR             618   USD              778    09/20/06                (14)
EUR             781   USD              987    09/20/06                (13)
EUR             800   USD            1,029    09/20/06                  3
EUR           1,000   USD            1,270    09/20/06                (11)
EUR           1,000   USD            1,298    09/20/06                 16
EUR           1,500   USD            1,914    09/20/06                 (9)
EUR           1,600   USD            2,055    09/20/06                  5
EUR           2,000   USD            2,572    09/20/06                  9
EUR           2,800   USD            3,650    09/20/06                 61
EUR           3,000   USD            3,777    09/20/06                (68)
EUR           3,000   USD            3,862    09/20/06                 17
EUR           3,389   USD            4,285    09/20/06                (58)
EUR           4,500   USD            5,864    09/20/06                 97
EUR           5,000   USD            6,330    09/20/06                (79)
EUR          24,037   USD           30,399    09/20/06               (409)
GBP              55   USD              103    08/01/06                 --
GBP             551   USD            1,028    08/02/06                 --
GBP             500   USD              941    09/20/06                  6
GBP             500   USD              919    09/20/06                (16)
GBP             500   USD              941    09/20/06                  6
GBP             500   USD              945    09/20/06                 10
GBP             600   USD            1,115    09/20/06                 (7)
GBP             800   USD            1,480    09/20/06                (16)
GBP             800   USD            1,490    09/20/06                 (6)
GBP             900   USD            1,673    09/20/06                (10)
GBP           1,000   USD            1,823    09/20/06                (47)
GBP           1,000   USD            1,845    09/20/06                (25)
GBP           1,311   USD            2,390    09/20/06                (62)
GBP           4,104   USD            7,486    09/20/06               (188)
GBP           9,362   USD           17,241    09/20/06               (266)
GBP           5,622   USD           10,509    10/31/06                (12)
HKD             731   USD               94    08/01/06                 --
HKD              85   USD               11    09/20/06                 --
HKD             384   USD               50    09/20/06                 --
JPY          23,013   USD              200    08/01/06                 --
JPY              16   USD               --    08/02/06                 --
JPY          16,997   USD              149    08/02/06                 --
JPY          19,670   USD              172    08/02/06                 --
JPY           6,206   USD               54    08/03/06                 --
JPY          32,038   USD              280    08/03/06                 --
JPY          56,092   USD              489    09/20/06                 (4)

See accompanying notes which are an integral part of the schedules of investments.

 38  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         100,000   USD              907    09/20/06                 29
JPY         100,000   USD              882    09/20/06                  3
JPY         100,000   USD              909    09/20/06                 30
JPY         100,000   USD              902    09/20/06                 23
JPY         103,006   USD              888    09/20/06                (17)
JPY         150,000   USD            1,303    09/20/06                (15)
JPY         150,000   USD            1,332    09/20/06                 14
JPY         182,622   USD            1,603    09/20/06                 (2)
JPY         200,000   USD            1,742    09/20/06                (15)
JPY         300,000   USD            2,632    09/20/06                 (4)
JPY         300,000   USD            2,681    09/20/06                 45
JPY         351,277   USD            3,098    09/20/06                 12
JPY         351,852   USD            3,088    09/20/06                 (3)
JPY         423,552   USD            3,719    09/20/06                 (2)
JPY         450,000   USD            4,080    09/20/06                126
JPY         511,369   USD            4,490    09/20/06                 (3)
JPY         532,150   USD            4,691    09/20/06                 16
JPY       1,039,548   USD            9,129    09/20/06                 (5)
JPY       1,229,469   USD           10,843    09/20/06                 40
NOK           6,024   USD              970    09/20/06                (12)
NOK           6,946   USD            1,105    09/20/06                (28)
NOK          17,524   USD            2,821    09/20/06                (36)
NOK          51,607   USD            8,291    09/20/06               (124)
SEK           1,488   USD              206    08/03/06                 --
SEK           4,806   USD              655    09/20/06                (14)
SEK           6,802   USD              927    09/20/06                (21)
SEK           8,503   USD            1,159    09/20/06                (26)
SEK          32,877   USD            4,480    09/20/06               (101)
SEK          34,685   USD            4,727    09/20/06               (107)
SEK          42,856   USD            5,839    09/20/06               (133)
SEK          52,414   USD            7,135    09/20/06               (169)
SGD              19   USD               12    08/01/06                 --
SGD             264   USD              166    09/20/06                 (2)
SGD             841   USD              529    09/20/06                 (5)
SGD           3,331   USD            2,095    09/20/06                (20)
SGD           3,630   USD            2,282    09/20/06                (23)
SGD           5,269   USD            3,313    09/20/06                (33)
SGD           6,343   USD            3,988    09/20/06                (39)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (2,240)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  39

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR      40    plus 0.15%                12/27/06                    (2)
MSCI Norway I
   Local Net Total Return                                       1 Month NOK NIBOR
   Index                         Merrill Lynch      NOK  17,785    plus 0.15%                12/27/06                  (101)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                              (103)
                                                                                                           ================

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   5.5         104,740
Consumer Discretionary                                    7.9         148,262
Consumer Staples                                          9.2         161,158
Financial Services                                       23.5         434,621
Health Care                                               8.2         142,640
Integrated Oils                                           7.1         131,722
Materials and Processing                                 10.1         191,335
Miscellaneous                                             1.1          18,553
Other Energy                                              1.4          27,462
Producer Durables                                         6.2         112,947
Technology                                                3.6          62,272
Utilities                                                 8.4         156,058
Warrants & Rights                                          --             851
Options Purchased                                         0.1             935
Short-Term Investments                                    7.3         134,186
Other Securities                                         19.9         364,597
                                                 ------------    ------------

Total Investments                                       119.5       2,192,339
Other Assets and Liabilities, Net                       (19.5)       (358,388)
                                                 ------------    ------------

Net Assets                                              100.0       1,833,951
                                                 ============    ============
                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    0.1           2,571
Asia                                                      7.6         140,424
Europe                                                   40.4         737,833
Japan                                                    19.7         361,440
Latin America                                             1.8          33,081
United Kingdom                                           21.2         389,257
Other Regions                                             8.8         163,136
Other Securities                                         19.9         364,597
                                                 ------------    ------------

Total Investments                                       119.5       2,192,339
Other Assets and Liabilities, Net                       (19.5)       (358,388)
                                                 ------------    ------------

Net Assets                                              100.0       1,833,951
                                                 ============    ============

See accompanying notes which are an integral part of the schedules of investments.

 40  International Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 100.8%
Asset-Backed Securities - 7.0%
AAA Trust (E)
   Series 2005-2 Class A1
   5.485% due 11/26/35                                     31              31
Aames Mortgage Investment Trust (E)(A)
   Series 2005-3 Class A1
   5.473% due 08/25/35                                  1,116           1,117
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                    198             196
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.685% due 07/25/34                                    118             118
ACE Securities Corp. (E)
   Series 2001-HE1 Class A
   6.118% due 11/20/31                                    299             299
   Series 2005-SD3 Class A
   5.625% due 08/25/45                                    771             772
American Express Credit Account Master Trust
   (E)(p)
   Series 2006-A Class A
   5.359% due 01/15/09                                  1,680           1,680
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.885% due 02/25/33                                    155             156
   Series 2004-R10 Class A5
   5.775% due 11/25/34                                    160             160
Asset Backed Funding Corp. NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                    153             152
Asset Backed Securities Corp. Home Equity (E)
   Series 2006-HE2 Class A1A
   5.635% due 06/25/35                                  2,376           2,378
Bank One Issuance Trust (E)
   Series 2003-A1 Class A1
   5.489% due 09/15/10                                  1,600           1,602
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    325             322
Burlington Northern Santa Fe Corp. Pass-Through
   Certificates
   4.967% due 04/01/23                                    223             213
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.465% due 06/25/35                                     14              14

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   5.635% due 05/25/32                                    285             286
Chase Issuance Trust (E)
   Series 2005-A3 Class A
   5.389% due 10/17/11                                  3,095           3,096
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   5.865% due 12/25/31                                     89              89
   Series 2003-BC2 Class 2A1 (E)
   5.685% due 06/25/33                                      3               3
   Series 2003-BC4 Class 2A2 (E)
   5.705% due 09/25/33                                      3               3
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    127             127
   Series 2004-BC1 Class M1 (E)
   5.885% due 02/25/34                                    190             191
   Series 2004-S1 Class A1 (E)
   5.543% due 12/25/18                                    285             285
   Series 2005-17 Class 1AF1 (E)
   5.585% due 12/25/36                                    499             500
   Series 2005-17 Class 4AV1 (E)
   5.433% due 05/25/36                                  1,344           1,345
   Series 2005-2N Class N (p)
   4.500% due 08/25/36                                    133             131
   Series 2005-5N Class N (p)
   5.000% due 07/25/36                                    129             121
   Series 2005-AB3 Class 2A1 (E)
   5.443% due 02/25/36                                  1,088           1,088
   Series 2005-SD2 Class A1A (E)(p)
   5.483% due 08/25/35                                    350             350
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    505             509
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.609% due 04/15/35                                    213             214
   Series 2005-G Class 2A
   5.599% due 12/15/35                                  1,087           1,087
   Series 2006-E Class 2A
   5.351% due 12/25/31                                  2,000           1,999
Credit-Based Asset Servicing and Securitization
   Series 2005-CB1 Class AF2
   4.090% due 12/25/35                                    455             452
   Series 2005-CB5 Class AV2 (E)
   5.583% due 08/25/35                                    360             361
   Series 2006-CB6 Class A21 (E)
   5.364% due 07/25/36                                  2,745           2,745

                                                         Fixed Income I Fund  41

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daimler Chrysler Master Owner Trust (E)
   Series 2005-A Class A
   5.419% due 04/15/10                                  6,720           6,721
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   5.379% due 09/16/10                                  3,075           3,076
Equifirst Mortgage Loan Trust (E)
   Series 2004-3 Class A2
   5.715% due 12/25/34                                  2,190           2,193
   Series 2005-1 Class A1
   5.445% due 04/25/35                                     99              99
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2005-1 Class N1
   4.458% due 04/25/35                                    409             407
Fannie Mae
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    298             314
Fannie Mae Grantor Trust (E)
   Series 2002-T13 Class A1
   5.423% due 08/25/32                                      7               7
   Series 2002-T5 Class A1
   5.625% due 05/25/32                                    520             520
   Series 2005-T3 Class A1A
   5.363% due 07/25/35                                    662             662
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   5.645% due 06/25/32                                    193             193
   Series 2003-W16 Class AV1
   5.535% due 11/25/33                                    203             203
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FF1 Class A2
   5.481% due 12/25/32                                  1,074           1,076
   Series 2004-FFH Class 2A1
   5.765% due 10/25/34                                    724             728
   Series 2006-FF3 Class A2A
   5.465% due 02/25/36                                  1,102           1,102
First Franklin NIMs Trust (p)
   Series 2005-FF1 Class N1
   4.213% due 01/25/35                                    173             172
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   5.409% due 07/15/09                                  1,770           1,769
Freddie Mac
   Series 1998-210 Class ZM
   6.000% due 12/15/28                                    762             759
Fremont Home Loan Trust (E)
   Series 2004-4 Class 1A1
   5.765% due 03/25/35                                  5,810           5,826

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fremont NIMs Trust (p)
   Series 2005-A
   3.750% due 01/25/35                                    190             189
   Series 2005-C Class NOTE
   5.584% due 07/25/35                                     86              85
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.347% due 07/20/09                                    955             956
   Series 2005-1 Class A
   5.121% due 04/20/10                                  1,425           1,425
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    590             582
Greenpoint Mortgage Funding Trust (E)
   Series 2005-HE4 Class 2A1C
   5.495% due 07/25/30                                    382             382
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.981% due 03/25/36                                    518             515
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.655% due 12/25/35                                    570             571
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   6.035% due 08/25/33                                    300             301
   Series 2004-NC1 Class A3
   5.775% due 03/25/34                                     99              99
   Series 2004-SEA Class A1A
   5.513% due 10/25/33                                     69              69
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.085% due 12/25/33                                    345             347
   Series 2005-2 Class 2A2
   5.585% due 07/25/35                                    290             290
Home Equity Mortgage Trust (E)
   Series 2005-4 Class A2A
   5.433% due 01/25/36                                    298             298
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   5.505% due 07/25/35                                    734             734
Lehman XS Trust (E)
   Series 2005-1 Class 2A1
   4.660% due 07/25/35                                    972             955
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    329             328

 42  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                     45              45
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.665% due 10/25/34                                    295             295
   Series 2005-WL1 Class 2A1
   5.495% due 06/25/35                                    139             139
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   7.035% due 08/25/33                                    144             144
   Series 2004-OPT Class A3
   5.645% due 02/25/34                                     83              83
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   5.395% due 04/25/08                                    684             684
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.485% due 09/25/33                                    335             338
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   5.569% due 04/15/08                                    305             306
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.915% due 02/25/35                                    370             372
   Series 2005-B Class A2A
   5.443% due 10/25/35                                    897             897
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   5.111% due 07/15/10                                  1,305           1,305
Novastar Home Equity Loan (E)
   Series 2005-1 Class A2A
   5.505% due 06/25/35                                    172             172
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   5.985% due 01/25/32                                    128             128
   Series 2002-2 Class A
   5.925% due 06/25/32                                    179             179
   Series 2003-1 Class A2
   5.805% due 02/25/33                                    206             206
   Series 2003-2 Class A2
   5.685% due 04/25/33                                     82              83
   Series 2003-2 Class M2
   7.085% due 04/25/33                                    290             291
   Series 2003-3 Class M3
   7.385% due 06/25/33                                    232             233
   Series 2003-4 Class M2
   7.035% due 07/25/33                                    235             237

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A
   5.181% due 12/25/10                                  1,973           1,973
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    100              97
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.845% due 02/25/35                                    975             978
   Series 2005-WCW Class M1
   5.835% due 09/25/35                                    370             372
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    160             158
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    390             387
RAAC Series (E)(A)
   Series 2006-RP2 Class A
   5.573% due 02/25/37                                  1,383           1,386
Ramp NIMs Trust (p)
   Series 2005-NM2
   5.193% due 04/25/35                                    129             129
Renaissance Home Equity Loan Trust
   Series 2005-3 Class AF1 (E)
   5.535% due 11/25/35                                    984             984
   Series 2005-3 Class AV1 (E)
   5.463% due 10/25/35                                  1,032           1,032
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    368             367
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    305             302
Renaissance NIMs Trust (p)
   Series 2004-D
   4.459% due 02/25/35                                     24              24
Residential Asset Mortgage Products, Inc.
   Series 2002-RS5 Class AII (E)
   5.755% due 09/25/32                                    199             199
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    345             346
   Series 2003-RS1 Class AII (E)
   5.775% due 02/25/33                                    211             211
   Series 2003-RS2 Class AII (E)
   5.725% due 03/25/33                                    212             212
   Series 2003-RS3 Class AII (E)
   5.745% due 04/25/33                                    143             144

                                                         Fixed Income I Fund  43

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-RS2 Class AIIB (E)
   5.573% due 02/25/34                                    128             128
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   5.855% due 03/25/32                                    123             123
   Series 2001-KS3 Class AII (E)
   5.615% due 09/25/31                                     96              97
   Series 2002-KS3 Class A1B (E)
   5.885% due 05/25/32                                    201             201
   Series 2003-KS1 Class M2 (E)
   7.135% due 01/25/33                                    109             109
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    755             734
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    194             193
   Series 2006-KS6 Class A1 (E)
   5.440% due 08/25/36                                    500             500
Residential Funding Mortgage Securities II, Inc.
   (E)
   Series 2005-HI2 Class A1
   5.525% due 05/25/35                                    864             864
   Series 2005-HS1 Class AI1
   5.201% due 09/25/35                                  1,102           1,099
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.655% due 03/25/35                                    212             212
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   5.635% due 02/25/34                                     56              56
   Series 2005-FR4 Class A3
   5.281% due 01/25/36                                    499             499
SLM Student Loan Trust (E)
   Series 2006-1 Class A1
   5.080% due 01/25/12                                  2,131           2,131
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     88              92
Soundview NIMs Trust
   Series 2005-DO1 Class N1
   4.703% due 06/25/35                                    176             176
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.725% due 01/25/34                                     15              15
   Series 2004-BC2 Class A2
   5.655% due 05/25/35                                    179             180
   Series 2006-AB1 Class A2
   5.221% due 12/25/36                                    850             850
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.865% due 10/25/33                                     21              21

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-7 Class A1
   5.336% due 08/25/34                                    540             543
   Series 2005-3 Class M2
   5.852% due 04/25/35                                    210             211
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    236             217
   Series 2003-BC1 Class A (E)
   5.885% due 05/25/32                                     51              51
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    765             756
   Series 2005-WF1 Class A2 (E)
   5.523% due 02/25/35                                  3,106           3,109
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    226             223
Textron Financial Floorplan Master Note Trust
   (E)(p)
   Series 2005-1A Class A
   5.296% due 05/13/10                                  1,640           1,643
Truman Capital Mortgage Loan Trust (E)(A)
   Series 2006-1 Class A
   5.653% due 03/25/36                                  2,000           2,000
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   5.101% due 07/20/10                                  1,485           1,485
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   5.635% due 11/25/33                                    267             267
Wachovia Mortgage Loan Trust LLC (E)
   Series 2005-WMC Class A1
   5.495% due 10/25/35                                    574             574
Waverly Community School (E)
   Series 2006-1 Class A1
   5.181% due 05/25/36                                  1,343           1,343
                                                                 ------------
                                                                       94,285
                                                                 ------------

Corporate Bonds and Notes - 15.1%
Abbott Laboratories
   5.600% due 05/15/11                                    280             281
   5.875% due 05/15/16 (N)                              4,425           4,449
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    180             191
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,355           1,323

 44  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Altria Group, Inc.
   7.000% due 11/04/13                                    710             763
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American General Finance Corp.
   Series MTNI
   5.610% due 06/27/08 (E)                              1,300           1,303
   4.875% due 07/15/12                                  1,400           1,339
American International Group, Inc. (p)
   4.700% due 10/01/10                                    445             432
   5.050% due 10/01/15                                    440             417
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                    435             469
Ameriprise Financial, Inc. (N)
   5.650% due 11/15/15                                    835             815
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    395             379
ASIF Global Financing (A)
   4.900% due 01/17/13                                    340             326
AT&T, Inc.
   5.100% due 09/15/14                                    325             305
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    935             956
Bank of America Corp.
   5.875% due 02/15/09                                    180             182
   5.406% due 06/19/09 (E)                              2,700           2,699
   4.500% due 08/01/10                                    430             416
   4.375% due 12/01/10                                  1,520           1,459
Banque Paribas
   6.875% due 03/01/09                                    350             361
BellSouth Corp.
   4.750% due 11/15/12                                     20              19
   6.550% due 06/15/34                                     90              87
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    150             153
Boston Scientific Corp.
   6.250% due 11/15/15                                    180             174
   6.400% due 06/15/16                                    280             276
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              86
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    165             166
Carolina Power & Light Co.
   5.150% due 04/01/15                                    840             799
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             193
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    440             480

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  1,125           1,221
   8.750% due 03/01/31                                  1,920           2,377
Cisco Systems, Inc.
   5.500% due 02/22/16                                  2,995           2,913
CIT Group, Inc.
   5.750% due 09/25/07                                    120             120
   6.875% due 11/01/09                                     80              83
Citicorp
   7.250% due 10/15/11                                    455             487
Citigroup, Inc.
   3.500% due 02/01/08                                    985             958
   5.520% due 12/26/08 (E)                                700             700
   5.166% due 01/30/09 (E)                              2,000           2,000
   4.125% due 02/22/10                                    630             603
   6.500% due 01/18/11                                    300             312
   5.000% due 09/15/14                                  5,475           5,192
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    100              96
   6.250% due 03/15/11                                    145             143
Clorox Co. (N)
   4.200% due 01/15/10                                    165             158
   5.000% due 01/15/15                                    125             118
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     85              83
Comcast Cable Communications Holdings, Inc.
   6.875% due 06/15/09 (N)                                480             496
   8.375% due 03/15/13                                  1,100           1,232
Comcast Corp.
   6.500% due 01/15/15                                    855             869
   5.900% due 03/15/16                                     65              63
   6.500% due 01/15/17                                    450             456
   6.500% due 11/15/35 (N)                                945             904
   6.450% due 03/15/37                                    200             190
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                  1,155           1,281
Consolidated Edison Co. of New York (N)
   5.375% due 12/15/15                                    545             529
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    385             400
Constellation Energy Group, Inc. (N)
   6.125% due 09/01/09                                    635             642
COX Communications, Inc.
   3.875% due 10/01/08                                    240             231
   6.750% due 03/15/11                                  2,895           2,971

                                                         Fixed Income I Fund  45

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    625             603
   4.875% due 08/15/10                                    120             117
   6.500% due 01/15/12                                     20              21
   5.500% due 08/15/13 (N)                                 95              94
   5.125% due 08/15/15                                  2,060           1,955
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    310             306
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    165             160
   5.875% due 03/15/11                                    300             297
   8.500% due 01/18/31 (N)                                975           1,126
Detroit Edison Co.
   6.125% due 10/01/10                                    120             122
   6.350% due 10/15/32                                    105             104
Devon Energy Corp.
   7.950% due 04/15/32                                    770             907
Dominion Resources, Inc.
   4.750% due 12/15/10                                     90              87
   5.700% due 09/17/12                                    390             384
   Series B
   6.250% due 06/30/12                                     90              91
   Series C
   5.150% due 07/15/15                                    950             887
DR Horton, Inc.
   6.500% due 04/15/16                                    660             634
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    410             467
DTE Energy Co. (N)
   7.050% due 06/01/11                                  1,400           1,465
Duke Energy Corp.
   6.250% due 01/15/12                                    150             154
   5.625% due 11/30/12                                    185             184
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     35              36
Eastman Kodak Co. (N)
   7.250% due 11/15/13                                     30              29
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    460             477
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                    485             532
Embarq Corp.
   7.082% due 06/01/16                                  1,055           1,062
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                  1,145           1,123
Exelon Corp.
   4.900% due 06/15/15                                  1,065             981
   5.625% due 06/15/35                                    520             467
FedEx Corp.
   7.600% due 07/01/97                                    135             151
Financing Corp.
   Series 10P
   Zero Coupon due 11/30/17                               940             515

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2P
   Zero Coupon due 11/30/17                               100              55
   Series 6P
   Zero Coupon due 08/03/18                               510             268
FirstEnergy Corp.
   Series B (N)
   6.450% due 11/15/11                                  2,470           2,539
   Series C
   7.375% due 11/15/31                                  1,125           1,231
Ford Motor Co. (N)
   7.450% due 07/16/31                                    290             213
Ford Motor Credit Co.
   4.950% due 01/15/08                                    320             305
   7.375% due 10/28/09                                  2,430           2,292
Freddie Mac
   5.250% due 05/21/09                                  1,960           1,961
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,065           1,007
   5.500% due 04/28/11 (N)                                140             140
   4.250% due 06/15/12 (N)                                860             804
   4.875% due 03/04/15 (N)                                805             762
   Series MTNA
   4.250% due 01/15/08                                    220             216
   4.125% due 09/01/09 (N)                                780             753
   6.000% due 06/15/12                                    220             225
   5.450% due 01/15/13                                  2,540           2,520
General Electric Co.
   5.000% due 02/01/13                                    260             252
General Motors Acceptance Corp.
   6.125% due 08/28/07                                    760             755
   5.625% due 05/15/09                                  1,375           1,315
   7.750% due 01/19/10                                    230             230
General Motors Corp.
   8.375% due 07/05/33                                     70              75
   8.375% due 07/15/33 (N)                                 90              74
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    395             367
Golden West Financial Corp. (N)
   4.125% due 08/15/07                                    270             266
Goldman Sachs Group, Inc.
   5.000% due 01/15/11                                    150             146
   6.875% due 01/15/11                                    625             653
   4.750% due 07/15/13                                  1,055             991
   5.350% due 01/15/16                                  1,270           1,215
   6.450% due 05/01/36                                  1,660           1,630
   Series MTNB (E)
   5.585% due 07/29/08                                  1,500           1,502

 46  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,055           1,016
Harrah's Operating Co., Inc.
   5.625% due 06/01/15                                    845             788
   6.500% due 06/01/16 (N)                              1,810           1,782
Hartford Financial Services Group, Inc.
   5.550% due 08/16/08                                    785             785
Hess Corp.
   7.300% due 08/15/31                                    750             811
Historic TW, Inc.
   9.125% due 01/15/13                                    180             206
   8.050% due 01/15/16                                    460             503
   6.625% due 05/15/29                                    275             265
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    145             144
Home Depot, Inc.
   5.400% due 03/01/16                                  2,390           2,324
HSBC Bank USA (E)
   Series BKNT
   5.440% due 06/10/09                                    800             802
HSBC Finance Corp.
   4.750% due 05/15/09 (N)                              4,580           4,496
   4.125% due 11/16/09                                  2,870           2,751
   6.750% due 05/15/11 (N)                              1,280           1,339
   7.000% due 05/15/12 (N)                              1,485           1,579
   6.375% due 11/27/12                                    410             424
   5.000% due 06/30/15                                    305             286
International Business Machines Corp. (N)
   7.125% due 12/01/96                                    430             472
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,245           1,269
   3.500% due 04/01/09 (N)                                570             541
   4.750% due 07/01/09                                  1,435           1,404
   5.750% due 06/15/11                                    190             190
International Paper Co.
   6.750% due 09/01/11                                    230             241
   5.500% due 01/15/14                                    285             275
ITT Corp.
   7.400% due 11/15/25                                    195             220
John Deere Capital Corp.
   4.875% due 03/16/09                                  1,315           1,297
JP Morgan Chase Capital XV (N)
   5.875% due 03/15/35                                  2,040           1,858
JPMorgan Chase & Co.
   5.600% due 06/01/11                                    190             190
   5.125% due 09/15/14                                  1,520           1,448
   5.150% due 10/01/15                                    770             729
Kaupthing Bank Hf
   5.790% due 04/12/11                                    750             749
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    815             848

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kinder Morgan Energy Partners, LP
   7.125% due 03/15/12                                    180             188
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11                                    985             921
   5.700% due 01/05/16                                    970             848
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,180           1,143
   5.625% due 11/01/11                                  1,240           1,233
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     65              70
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    390             382
   5.000% due 01/14/11                                    455             445
   5.500% due 04/04/16                                    195             189
Lennar Corp. (N)
   Series B
   5.600% due 05/31/15                                    885             818
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    180             175
Marshall & Ilsley Corp. (N)
   5.350% due 04/01/11                                  1,345           1,332
May Department Stores Co. (The)
   4.800% due 07/15/09                                     80              78
   5.750% due 07/15/14 (N)                                185             182
Merrill Lynch & Co., Inc.
   5.685% due 07/25/11 (E)                                700             700
   6.050% due 05/16/16 (N)                              1,350           1,353
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,076
   Series MTNC
   4.250% due 02/08/10                                  1,155           1,106
Metlife, Inc.
   5.700% due 06/15/35                                  1,215           1,113
Midamerican Energy Holdings Co. (p)
   6.125% due 04/01/36                                  4,150           3,993
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    275             267
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    200             194
Morgan Stanley
   3.625% due 04/01/08                                    630             612
   3.875% due 01/15/09                                    840             811
   4.750% due 04/01/14                                    250             232
   5.375% due 10/15/15                                    265             254
   Series GMTN (E)
   5.276% due 02/09/09                                    100             100

                                                         Fixed Income I Fund  47

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNF (E)
   5.193% due 01/18/08                                  1,100           1,102
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    300             315
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,005           2,020
News America Holdings, Inc.
   7.750% due 12/01/45                                     35              37
   7.900% due 12/01/95                                    250             263
   8.250% due 10/17/96                                     50              54
News America, Inc.
   6.200% due 12/15/34                                    195             179
   Series WI
   6.400% due 12/15/35                                  2,215           2,082
Nisource Finance Corp.
   7.875% due 11/15/10                                    295             316
Norfolk Southern Corp.
   6.200% due 04/15/09                                    645             656
   7.050% due 05/01/37                                    195             217
   7.900% due 05/15/97                                    795             938
   6.000% due 03/15/2105                                  410             371
Northern States Power Co. (N)
   Series B
   8.000% due 08/28/12                                    780             871
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    150             194
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              44
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              72
   4.200% due 03/01/11                                    640             604
   6.050% due 03/01/34                                    495             478
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    600             639
   8.625% due 02/01/22                                    100             116
   Series 144a (p)
   5.750% due 12/15/15                                    200             191
Progress Energy, Inc.
   5.850% due 10/30/08                                    760             764
   7.100% due 03/01/11 (N)                                175             185
   7.750% due 03/01/31                                     95             109
   7.000% due 10/30/31                                    155             164
ProLogis
   5.625% due 11/15/15                                  1,535           1,480
Rabobank Capital Funding II (f)(A)
   5.260% due 12/31/49                                     20              19
Rabobank Capital Funding Trust (f)(A)
   5.254% due 12/29/49                                     40              37
Raytheon Co.
   6.750% due 08/15/07                                    420             424
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    515             488

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Regions Financial Corp.
   4.500% due 08/08/08                                  1,220           1,198
Residential Capital Corp.
   6.125% due 11/21/08                                    290             288
   6.000% due 02/22/11                                  1,930           1,894
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              47
SBC Communications, Inc.
   4.125% due 09/15/09 (N)                              1,715           1,643
   5.300% due 11/15/10                                  2,730           2,684
   6.150% due 09/15/34                                    215             200
Sigma Finance, Inc. (E)(A)
   8.500% due 08/11/16                                    690             690
Simon Property Group, LP
   4.600% due 06/15/10                                    990             956
   4.875% due 08/15/10                                  1,100           1,073
   5.750% due 12/01/15                                  2,765           2,708
   6.100% due 05/01/16                                    850             853
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  2,220           2,145
Southern Copper Corp. (p)
   Series 144a
   7.500% due 07/27/35                                    760             758
Sovereign Bank
   5.125% due 03/15/13                                    400             382
Sprint Capital Corp.
   7.625% due 01/30/11 (N)                              2,665           2,844
   6.875% due 11/15/28                                    420             425
   8.750% due 03/15/32                                    980           1,194
State Street Bank & Trust Co. (N)
   Series BKNT
   5.300% due 01/15/16                                    250             242
Suntrust Bank
   5.000% due 09/01/15                                  1,900           1,791
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    385             446
   7.875% due 08/01/13                                    790             858
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                    155             175
Time Warner, Inc.
   6.875% due 05/01/12                                    485             502
   7.700% due 05/01/32                                    420             456
TXU Corp.
   Series P
   5.550% due 11/15/14                                     80              73

 48  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series R (N)
   6.550% due 11/15/34                                    475             423
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              25
   6.375% due 01/15/15                                     60              61
TXU Energy Co. LLC
   7.000% due 03/15/13                                    465             479
Tyson Foods, Inc.
   8.250% due 10/01/11                                    230             243
   6.600% due 04/01/16                                    115             113
Unilever Capital Corp. (N)
   5.900% due 11/15/32                                    315             301
Union Pacific Corp.
   3.625% due 06/01/10                                    450             420
United Technologies Corp.
   5.400% due 05/01/35                                     70              64
US Bancorp
   5.300% due 04/28/09                                  1,450           1,445
US Bank NA (N)
   5.700% due 12/15/08                                     70              70
USB Capital IX (f)
   6.189% due 03/29/49                                    100              99
Valero Energy Corp.
   7.500% due 04/15/32                                    350             392
Verizon Communications, Inc.
   5.350% due 02/15/11                                    775             762
   5.550% due 02/15/16                                    850             810
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    390             412
   7.375% due 09/01/12                                    275             294
   5.850% due 09/15/35                                  1,630           1,448
Verizon Maryland, Inc. (N)
   Series A
   6.125% due 03/01/12                                    585             585
Verizon Virginia, Inc. (N)
   Series A
   4.625% due 03/15/13                                    885             804
Viacom, Inc. (p)
   5.750% due 04/30/11                                    100              98
Wachovia Bank NA
   Series BKNT
   5.800% due 12/01/08                                    280             283
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    440             433
Wachovia Corp.
   5.700% due 08/01/13                                  2,260           2,252
   5.250% due 08/01/14                                    795             766
Waste Management, Inc.
   6.375% due 11/15/12                                    555             572
WellPoint, Inc.
   5.850% due 01/15/36                                    100              93
Wells Fargo & Co.
   4.200% due 01/15/10                                    360             346
   4.950% due 10/16/13 (N)                                215             205

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Bank NA
   5.750% due 05/16/16                                    220             219
Weyerhaeuser Co.
   6.750% due 03/15/12                                  1,675           1,727
Whirlpool Corp.
   6.500% due 06/15/16                                    815             816
Wyeth
   6.950% due 03/15/11 (N)                              1,985           2,088
   5.500% due 03/15/13                                    100              98
   5.500% due 02/01/14                                     55              54
XTO Energy, Inc.
   7.500% due 04/15/12                                     40              43
   6.250% due 04/15/13                                    450             455
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,365           1,443
                                                                 ------------
                                                                      204,503
                                                                 ------------

International Debt - 3.0%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    720             731
Aiful Corp. (A)
   5.000% due 08/10/10                                    300             288
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    835             920
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    490             441
AXA SA
   8.600% due 12/15/30                                  1,245           1,522
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             633
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    800             739
British Telecommunications PLC
   (Step Up, 9.125%, 12/15/06)
   8.875% due 12/15/30                                    145             183
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             460
China Development Bank
   5.000% due 10/15/15                                    100              94
Conoco Funding Co.
   6.350% due 10/15/11                                    885             918
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,650

                                                         Fixed Income I Fund  49

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom International Finance BV
   8.000% due 06/15/10                                    545             588
   5.750% due 03/23/16                                    300             287
   8.250% due 06/15/30                                    155             181
Diageo Capital PLC
   3.500% due 11/19/07                                    645             628
Egypt Government AID Bonds
   4.450% due 09/15/15                                    660             616
Eksportfinans ASA
   5.500% due 05/25/16                                    450             452
EnCana Corp.
   6.500% due 08/15/34                                     95              96
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    465             435
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             246
Falconbridge, Ltd.
   6.000% due 10/15/15                                    405             391
Glitnir Banki HF (A)
   6.330% due 07/28/11                                    270             271
   6.693% due 06/15/16                                    450             451
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100              94
HSBC Holdings PLC
   6.500% due 05/02/36                                    145             147
Ispat Inland ULC
   9.750% due 04/01/14                                    610             677
Kaupthing Bank Hf (A)
   7.125% due 05/19/16                                  1,250           1,263
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.700% due 04/23/39                                  1,515           1,528
Korea Development Bank (N)
   4.250% due 11/13/07                                    605             595
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             120
Mexico Government International Bond
   5.625% due 01/15/17 (N)                                 16              15
   8.300% due 08/15/31                                  1,015           1,221
   Series MTNA (N)
   7.500% due 04/08/33                                  1,595           1,772
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    315             312
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/25/49                                    200             196
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             782
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     96              93

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Quebec Canada
   Series PJ
   6.125% due 01/22/11                                  1,100           1,129
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    125             118
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    250             236
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    375             357
Resona Preferred Global Securities Cayman, Ltd.
   (f)(A)
   7.191% due 12/29/49                                    300             306
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    200             221
Royal KPN NV
   8.000% due 10/01/10                                    805             859
Russia Government International Bond
   5.000% due 03/31/30 (p)                                565             615
   Series REGS
   5.000% due 03/31/30                                  1,150           1,252
Santander Financial Issuances
   6.375% due 02/15/11                                    120             124
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    460             493
Shinsei Finance Cayman, Ltd. (f)(A)
   6.418% due 01/29/49                                    400             387
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    145             138
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    287             295
Telecom Italia Capital SA
   5.250% due 10/01/15                                  4,890           4,495
Telefonica Emisones SAU
   5.714% due 06/19/09 (E)                                800             801
   7.045% due 06/20/36                                    200             205
Telefonica Europe BV (N)
   7.750% due 09/15/10                                  1,910           2,040
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    515             500
TELUS Corp.
   8.000% due 06/01/11                                    690             754
TNK-BP Finance SA (N)(A)
   Series 144a
   7.500% due 07/18/16                                    400             404

 50  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyco International Group SA
   6.750% due 02/15/11                                    560             584
   6.375% due 10/15/11                                    355             366
   6.000% due 11/15/13                                    720             724
   7.000% due 06/15/28                                     30              32
   6.875% due 01/15/29                                     90              95
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    180             177
   8.250% due 01/17/34                                    235             266
Vodafone Group PLC (N)
   7.750% due 02/15/10                                    375             398
Woori Bank (p)
   (Step Up, 6.505%, 05/03/11)
   6.125% due 05/03/16                                    190             189
                                                                 ------------
                                                                       40,596
                                                                 ------------

Loan Agreements - 0.3%
Starbound Reinsurance, Ltd., Term Loan B
   6.738% due 03/31/08                                  4,000           4,000
                                                                 ------------

Mortgage-Backed Securities - 55.3%
Adjustable Rate Mortgage Trust
   Series 2004-5 Class 4A1
   5.353% due 04/25/35                                     38              38
   Series 2005-3 Class 8A2 (E)
   5.625% due 07/25/35                                    625             626
   Series 2005-8 Class 4A11 (E)
   5.442% due 11/25/35                                     26              26
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    373             361
   Series 2005-2 Class 5A2
   5.535% due 09/25/35                                    919             919
   Series 2005-3 Class 3A2
   5.503% due 09/25/35                                    719             720
   Series 2005-4 Class 1A1
   5.613% due 11/25/45                                  1,512           1,519
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             396
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    885             869
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             559
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    445             430
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,200           1,116

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  1,625           1,557
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  1,827           1,808
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,275           1,258
   Series 2005-6 Class A4
   5.182% due 09/10/47                                  1,120           1,085
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    305             298
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    952             916
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                    500             484
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    820             792
   Series 2006-A Class 3A2
   5.934% due 02/20/36                                  4,362           4,383
   Series 2006-A Class 4A1 (E)
   5.563% due 02/20/36                                    907             900
   Series 2006-B Class 7A1 (E)
   5.903% due 03/20/36                                    964             961
   Series 2006-G Class 2A1 (E)
   5.589% due 07/20/36                                  1,245           1,245
   Series 2006-G Class 2A2 (E)
   5.449% due 07/20/36                                  1,225           1,225
Banc of America Large Loan (E)(p)
   Series 2004-BBA Class A1
   5.489% due 06/15/18                                  1,018           1,018
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     42              42
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    766             746
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    147             148
   Series 2005-L Class 3A1 (E)
   5.456% due 01/25/36                                    447             442
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A2 (E)
   5.835% due 12/25/33                                    473             476
   Series 2003-2 Class CB2 (E)
   5.885% due 04/25/33                                    210             211
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    754             753

                                                         Fixed Income I Fund  51

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2004-4 Class A4
   3.513% due 06/25/34                                    380             368
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.406% due 05/25/35                                    751             747
   Series 2006-4 Class 32A1
   6.496% due 07/25/36                                  3,688           3,730
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    461             454
Chase Mortgage Finance Corp. (E)
   Series 2005-A1 Class 2A2
   5.249% due 12/25/35                                  1,934           1,911
Citigroup Mortgage Loan Trust, Inc.
   Series 2004-HYB Class A2 (E)
   4.325% due 02/25/34                                    148             149
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    189             184
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    565             553
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  3,715           3,745
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   5.785% due 03/25/34                                    883             886
   Series 2005-56 Class 4A1 (E)
   5.391% due 11/25/35                                  1,729           1,734
   Series 2005-59 Class 1A1 (E)
   5.597% due 11/20/35                                  1,904           1,911
   Series 2005-J12 Class 2A1 (E)
   5.351% due 11/25/35                                  1,478           1,481
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    299             295
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM1 Class A1
   5.515% due 11/25/35                                    429             429
   Series 2005-IM2 Class A3
   5.593% due 01/25/36                                  2,535           2,540
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.785% due 09/25/34                                    808             811
   Series 2004-7 Class 5A2 (E)
   5.593% due 05/25/34                                    156             156
   Series 2005-3 Class 1A2 (E)
   5.613% due 04/25/35                                    121             121

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-9 Class M6 (E)
   5.731% due 05/25/35                                     --              --
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                    183             180
   Series 2005-R3 Class AF (E)(p)
   5.481% due 09/25/35                                  1,402           1,410
   Series 2006-HYB Class 2A1A
   5.799% due 05/20/36                                    969             970
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  1,444           1,396
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  5,050           4,928
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,213           1,199
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,265           1,222
Credit Suisse Morgan Stanley Commercial Mortgage
   Trust (E)(p)
   Series 2006-HC1 Class A1
   5.559% due 05/15/23                                  1,445           1,445
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 07/15/10                                    415             405
   Series 2006-C1 Class AAB
   5.557% due 02/15/39                                    945             939
   Series 2006-C2 Class A1
   5.250% due 03/15/39                                    885             881
   Series 2006-C2 Class A2
   5.659% due 03/15/39                                    870             874
   Series 2006-TFL Class A1 (E)(p)
   5.489% due 04/15/21                                  1,975           1,976
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                    840             837
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    595             601
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   6.483% due 07/19/44                                    308             311
   Series 2005-AR6 Class 2A1A (E)
   5.660% due 10/19/45                                  1,557           1,563

 52  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   7.000% due 2011                                          9               9
   8.000% due 2011                                          4               4
   5.500% due 2013                                         15              14
   6.500% due 2013                                         51              52
   6.500% due 2015                                         31              32
   7.000% due 2015                                         10              11
   6.000% due 2016                                        115             116
   6.500% due 2016                                         34              34
   5.000% due 2017                                        263             257
   5.500% due 2017                                         22              21
   6.000% due 2017                                      1,514           1,529
   6.500% due 2017                                        377             383
   7.500% due 2017                                          1               1
   9.000% due 2017                                          2               2
   4.500% due 2018                                      4,227           4,047
   5.000% due 2018                                      3,476           3,389
   5.500% due 2018                                        427             424
   6.500% due 2018                                        387             396
   4.500% due 2019                                      1,359           1,300
   5.000% due 2019                                      8,787           8,549
   6.500% due 2019                                        203             207
   4.000% due 2020                                      1,595           1,486
   4.500% due 2020                                      5,832           5,576
   5.000% due 2020                                      9,492           9,226
   6.500% due 2020                                         79              80
   8.000% due 2024                                        150             159
   8.500% due 2024                                         28              28
   9.000% due 2024                                          7               8
   7.000% due 2025                                         29              30
   8.000% due 2025                                          4               4
   8.500% due 2025                                         25              26
   7.000% due 2026                                         31              31
   9.000% due 2026                                          6               7
   7.000% due 2027                                         10              10
   9.000% due 2027                                          2               3
   6.500% due 2028                                        580             588
   6.500% due 2029                                      1,236           1,258
   7.000% due 2029                                        178             183
   6.500% due 2030                                         11              11
   8.000% due 2030                                        188             198
   6.500% due 2031                                        196             198
   8.000% due 2031                                        172             183
   5.500% due 2032                                         80              78
   6.000% due 2032                                      1,817           1,814
   6.500% due 2032                                      1,348           1,371
   7.000% due 2032                                        831             852
   8.000% due 2032                                          6               7
   3.908% due 2033 (E)                                    662             647
   4.500% due 2033                                      1,095           1,011
   4.660% due 2033 (E)                                    405             404
   5.000% due 2033                                      8,342           7,935
   5.500% due 2033                                     21,618          21,088
   6.000% due 2033                                        916             913

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2033                                      1,210           1,230
   4.500% due 2034                                      1,400           1,290
   5.000% due 2034                                     13,293          12,634
   5.500% due 2034                                     36,417          35,479
   6.000% due 2034                                      9,831           9,796
   6.500% due 2034                                        703             714
   4.500% due 2035                                      2,709           2,491
   4.565% due 2035 (E)                                  1,086           1,072
   5.000% due 2035                                      7,857           7,447
   5.500% due 2035                                     58,477          56,874
   6.000% due 2035                                      4,470           4,447
   6.019% due 2035 (E)                                    667             685
   6.026% due 2035 (E)                                    937             963
   6.029% due 2035 (E)                                  1,562           1,605
   6.500% due 2035                                         --              --
   5.500% due 2036                                      2,000           1,942
   6.000% due 2036                                        197             196
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,221           1,226
   Series 2003-32 Class FH (E)
   5.785% due 11/25/22                                    306             309
   Series 2003-78 Class FI (E)
   5.785% due 01/25/33                                    677             681
   Series 2004-21 Class FL (E)
   5.735% due 11/25/32                                    359             360
   Series 2005-65 Class FP (E)
   5.635% due 08/25/35                                    540             540
   Series 2006-5 Class 3A2 (E)
   4.678% due 05/25/35                                    100              98
   15 Year TBA (I)
   4.000% due                                           2,930           2,729
   4.500% due                                           5,640           5,386
   5.000% due                                          21,655          21,026
   5.500% due                                           2,160           2,136
   6.000% due                                           3,485           3,513
   30 Year TBA (I)
   4.500% due                                           3,085           2,834
   5.000% due                                          50,460          47,739
   5.500% due                                          58,430          56,732
   6.000% due                                          35,720          35,420
   6.500% due                                          13,465          13,621
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,810           1,862
   Series 2005-T2 Class 1A1 (E)
   5.250% due 11/28/35                                     12              12

                                                         Fixed Income I Fund  53

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   5.673% due 03/25/44                                    708             708
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                     26              26
   Series 2005-63 Class 1A1 (E)
   5.343% due 02/25/45                                    140             139
FHA Project Citi 68 NP
   7.430% due 06/27/21                                    253             254
First Horizon Alternative Mortgage Securities
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    480             482
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.529% due 10/25/35                                    232             230
Freddie Mac
   4.500% due 2031 (N)                                  2,140           2,045
   5.500% due 2032                                        443             432
   5.500% due 2033                                        112             110
   4.683% due 2034 (E)                                    460             459
   5.000% due 2035                                      2,617           2,475
   5.000% due 2036                                      4,980           4,711
   Series 1993-160 Class I
   6.500% due 11/15/08                                    112               5
   Series 2000-226 Class F (E)
   5.819% due 11/15/30                                     14              14
   Series 2001-229 Class KF (E)
   5.635% due 07/25/22                                    499             496
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    753             725
   Series 2003-269 Class FE (E)
   5.969% due 12/15/28                                    687             692
   Series 2004-277 Class UF (E)
   5.669% due 06/15/33                                    879             881
   Series 2004-281 Class DF (E)
   5.819% due 06/15/23                                    261             263
   Series 2005-292 Class IG
   5.000% due 04/15/23                                    392              68
   Series 2005-294 Class FA (E)
   5.539% due 03/15/20                                    513             513
   Series 2005-305 Class JF (E)
   5.669% due 10/15/35                                    584             584
   15 Year TBA (I)
   5.000%                                               4,000           3,881
   30 Year TBA (I)
   5.000%                                              12,280          11,608
   5.500%                                              15,200          14,763
   6.000%                                              11,765          11,695

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Gold
   7.000% due 2008                                         11              11
   8.000% due 2009                                          7               7
   6.000% due 2010                                         47              47
   7.000% due 2010                                         84              87
   8.000% due 2010                                         21              21
   6.000% due 1011                                        185             186
   7.000% due 2011                                         10              10
   6.000% due 2012                                          4               4
   6.000% due 2013                                         33              33
   12.000% due 2014                                        23              25
   6.000% due 2016                                        449             453
   9.000% due 2016                                         25              28
   6.000% due 2017                                        419             421
   4.500% due 2018                                      1,137           1,086
   5.000% due 2018                                        765             745
   4.500% due 2019                                      1,052           1,003
   5.500% due 2019                                        923             914
   5.500% due 2020                                      2,335           2,312
   6.500% due 2025                                         19              19
   8.000% due 2025                                         33              35
   9.000% due 2026                                          1               1
   6.500% due 2027                                          3               3
   8.500% due 2027                                         73              78
   6.500% due 2028                                        230             235
   6.500% due 2029                                        411             418
   6.451% due 2030 (E)                                      9               9
   6.000% due 2031                                         17              17
   6.500% due 2031                                        697             709
   5.500% due 2032                                      3,168           3,093
   6.500% due 2032                                        712             724
   7.000% due 2032                                        363             373
   7.500% due 2032                                        100             104
   5.000% due 2033                                        584             555
   5.500% due 2033                                      6,131           5,981
   6.000% due 2033                                        611             611
   4.500% due 2034                                        157             145
   5.000% due 2034                                      2,582           2,454
   5.500% due 2034                                      2,960           2,886
   6.000% due 2034                                        960             957
   6.500% due 2034                                         62              63
   5.000% due 2035                                      5,274           4,991
   5.500% due 2035                                      2,175           2,120
   5.000% due 2036                                      1,511           1,429
Freddie Mac
   9.000% due 2016                                         56              60
   6.413% due 2027 (E)                                     44              44

 54  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    670             667
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    583             569
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    400             376
   Series 2006-C1 Class A4
   5.519% due 03/10/44                                    905             885
Ginnie Mae I
   6.500% due 2008                                          4               4
   6.500% due 2009                                         37              37
   6.500% due 2010                                          7               7
   7.000% due 2011                                         15              15
   9.500% due 2016                                          1               1
   8.000% due 2017                                         11              11
   10.500% due 2020                                        37              40
   8.000% due 2022                                         24              25
   8.500% due 2022                                          1               1
   8.500% due 2024                                         13              14
   8.000% due 2025                                         35              37
   8.000% due 2026                                        141             150
   8.000% due 2029                                         61              66
   8.500% due 2029                                         50              53
   8.000% due 2030                                         61              66
   8.500% due 2030                                         16              18
   7.000% due 2031                                        274             284
   7.000% due 2032                                        128             132
   5.000% due 2033                                      3,420           3,269
   7.000% due 2033                                         18              18
   5.000% due 2035                                        543             518
   6.000% due 2035                                      4,926           4,929
   30 Year TBA (I)
   5.500%                                               4,815           4,713
   6.000%                                               2,100           2,100
Ginnie Mae II
   4.375% due 2030 (E)                                     42              42
   5.000% due 2030 (E)                                    250             250
   7.500% due 2032                                         22              23
   4.500% due 2035                                        774             712
   5.125% due 2037 (E)                                     58              58
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    465             450
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.293% due 11/19/35                                    758             746
   Series 2006-AR1 Class 1A1 (E)
   5.644% due 03/19/36                                  1,919           1,882

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association
   Series 2002-61 Class BA
   4.648% due 03/16/26                                      3               3
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,380           1,351
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    753             736
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    695             679
GS Mortgage Securities Corp. II
   5.470% due 01/06/08                                  2,235           2,235
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,287           1,307
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    600             572
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    305             302
GSMPS Mortgage Loan Trust (E)(p)
   Series 2004-4 Class 1AF
   5.723% due 06/25/34                                  1,295           1,301
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  2,060           2,024
   Series 2005-14 Class 3A1A
   5.318% due 12/19/35                                    224             222
   Series 2006-2 Class 1A
   5.448% due 02/25/36                                    565             571
   Series 2006-3 Class 1A1A (E)
   6.482% due 06/19/36                                  6,803           6,909
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.505% due 11/25/35                                  1,400           1,401
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.573% due 04/25/34                                    117             117
   Series 2004-3 Class 1A
   5.635% due 06/25/34                                    144             144
   Series 2004-5 Class 1A1
   5.683% due 10/25/34                                    529             530
Impac Secured Assets CMN Owner Trust (E)
   Series 2005-2 Class A1
   5.401% due 03/25/36                                  1,528           1,531

                                                         Fixed Income I Fund  55

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class A1
   5.549% due 10/25/35                                     37              36
   Series 2005-AR1 Class A2
   5.099% due 09/25/35                                    372             356
   Series 2005-AR2 Class 4A1
   5.455% due 11/25/35                                  1,495           1,474
   Series 2006-AR3 Class 2A1A
   6.430% due 03/25/36                                  8,750           8,866
Indymac Loan Trust (E)
   Series 2004-L1 Class A1 (p)
   5.361% due 07/25/09                                    363             365
   Series 2005-L1 Class A
   5.585% due 06/25/10                                  1,157           1,159
   Series 2005-L2 Class A1
   5.301% due 01/25/11                                  1,438           1,441
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 3A1
   5.925% due 05/25/36                                  3,144           3,155
   Series 2006-A2 Class 5A1
   6.360% due 05/25/36                                  1,790           1,806
   Series 2006-A3 Class 1A2 (E)
   5.394% due 07/25/36                                  1,630           1,629
   Series 2006-A4 Class A4 (E)
   5.464% due 08/25/36                                  1,205           1,210
   Series 2006-S1 Class 1A19
   6.500% due 03/25/36                                     13              13
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                    940             901
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    698             671
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,078           1,060
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  2,550           2,521
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              76
   5.472% due 01/12/43                                    200             195
   Series 2005-FL1 Class A1 (E)(p)
   5.191% due 02/15/19                                  1,195           1,195
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  3,270           3,235
   4.116% due 03/15/46                                    548             536
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    690             664
   5.208% due 12/15/44                                  2,845           2,788
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    630             609
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    400             378
   5.179% due 12/15/44                                  1,315           1,275

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                  1,370           1,362
   Series 2006-CB1 Class A4
   5.814% due 06/12/43                                    725             729
   5.481% due 12/12/44                                    460             452
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    365             362
   Series 2006-FL1 Class A1A (E)(p)
   5.459% due 02/15/20                                  2,606           2,607
   Series 2006-LDP Class A2
   5.862% due 04/15/45                                  1,975           2,007
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                  2,790           2,839
JP Morgan Mortgage Trust
   Series 2005-A1 Class 1A1
   5.237% due 02/25/35                                      1               1
   Series 2005-A2 Class 3A1
   4.908% due 04/25/35                                  1,294           1,277
   Series 2005-A3 Class 2A1
   5.173% due 06/25/35                                     14              13
   Series 2005-A3 Class 6A1
   4.909% due 06/25/35                                  1,712           1,681
   Series 2005-A4 Class 1A1
   5.408% due 07/25/35                                    783             764
   Series 2005-A6 Class 2A2
   4.979% due 08/25/35                                  1,224           1,207
   Series 2006-A2 Class 1A1
   5.473% due 04/25/36                                  1,872           1,858
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    270             273
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    554             534
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,437           1,368
   Series 2004-C4 Class A3
   4.984% due 06/15/29                                  1,180           1,165
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    340             318
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    400             381
   Series 2006-C4 Class A4
   5.900% due 06/15/38                                    315             321
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,155           1,151

 56  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman XS Trust (E)
   Series 2005-5N Class 1A1
   5.381% due 11/25/35                                  1,329           1,333
   Series 2005-7N Class 1A1B
   5.623% due 12/25/35                                    834             838
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,311
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.851% due 01/25/36                                    978             960
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.658% due 06/25/33                                    351             347
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    505             494
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.885% due 12/25/33                                    780             784
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,265           1,236
Mastr Reperforming Loan Trust (A)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    718             715
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    820             797
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,162           1,151
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  1,790           1,767
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                    961             942
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    555             536
   Series 2006-C1 Class A4
   5.844% due 05/12/39                                    660             662
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.930% due 04/25/29                                    176             176
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                    983             949
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,370           1,346
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    880             849
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    530             504
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    750             733

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    609             594
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    250             235
   Series 2005-XLF Class A1 (E)(A)
   5.440% due 08/15/19                                  2,775           2,776
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                    810             797
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    576             582
Morgan Stanley Mortgage Loan Trust
   6.231% due 08/25/36                                    650             650
   Series 2006-3AR Class 2A3
   5.914% due 03/25/36                                    568             569
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,747           1,764
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    785             797
Novastar Mortgage-Backed Notes (E)
   Series 2006-MTA Class 2A1A
   5.513% due 09/25/46                                  1,517           1,517
Novastar NIM Trust (p)
   Series 2005-N1
   4.777% due 10/26/35                                    115             114
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.785% due 02/25/34                                    111             111
   Series 2004-CL1 Class 2A2
   5.785% due 02/25/19                                     27              27
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.985% due 04/25/34                                    142             143
   Series 2004-QS8 Class A4 (E)
   5.785% due 06/25/34                                    703             706
   Series 2005-QA1 Class A41
   5.728% due 09/25/35                                    868             864
   Series 2005-QA8 Class NB3
   5.502% due 07/25/35                                    498             496
   Series 2005-QO3 Class A1 (E)
   5.481% due 10/25/45                                  1,611           1,616
   Series 2006-QA1 Class A21
   6.005% due 01/25/36                                  2,849           2,858
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                  1,325           1,329

                                                         Fixed Income I Fund  57

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.675% due 06/25/33                                    200             200
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.835% due 02/25/34                                    802             805
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   5.785% due 07/25/18                                    967             970
   Series 2003-S5 Class 1A2
   5.835% due 11/25/18                                    403             405
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    471             444
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 04/20/34                                  1,151           1,151
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    260             271
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     85              83
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   5.401% due 10/25/35                                  1,246           1,252
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,230           1,208
Thornburg Mortgage Securities Trust (E)
   Series 2006-1 Class A3
   5.493% due 01/25/36                                  2,638           2,634
   Series 2006-3 Class A3
   5.450% due 06/25/09                                  1,983           1,975
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                  1,151           1,112
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,195           1,156
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  2,478           2,432
   Series 2005-C22 Class A3
   5.286% due 12/15/44                                  1,865           1,834
Wamu Alternative Mortgage Pass-Through
   Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                    275             262

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.935% due 10/25/33                                    714             717
   Series 2004-AR1 Class A1B1 (E)
   5.603% due 11/25/34                                    327             327
   Series 2005-AR1 Class 1A1
   4.841% due 10/25/35                                    618             608
   Series 2005-AR1 Class 3A1 (E)
   5.501% due 08/25/35                                      1               1
   Series 2005-AR1 Class A1A1 (E)
   5.675% due 10/25/45                                  1,618           1,628
   Series 2005-AR1 Class A1A2 (E)
   5.361% due 11/25/45                                  1,580           1,585
   5.613% due 12/25/45                                    827             830
   Series 2005-AR1 Class A1C1 (E)
   5.575% due 12/26/45                                    565             566
   Series 2005-AR6 Class B3 (E)
   6.045% due 04/25/45                                    474             474
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    938             928
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    762             748
   Series 2006-AR8 Class 2A3
   5.240% due 04/25/36                                     93              93
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.480% due 08/25/36                                  1,844           1,844
                                                                 ------------
                                                                      747,619
                                                                 ------------

Municipal Bonds - 0.1%
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    650             710
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    300             300
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100              98
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.125% due 06/01/24                                    150             160
   6.750% due 06/01/39                                    700             780
                                                                 ------------
                                                                        2,048
                                                                 ------------

 58  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Non-US Bonds - 0.2%
Bundesrepublik Deutschland
   Series 04
   3.750% due 01/04/15                             EUR    570             722
Canadian Government Bond
   4.000% due 12/01/31                             CAD    396             511
Poland Government Bond
   6.000% due 05/24/09                             PLN  2,400             794
Quebec Residual
   Zero coupon due 12/01/36                        CAD    830             162
                                                                 ------------
                                                                        2,189
                                                                 ------------

United States Government Agencies - 4.6%
Fannie Mae
   6.625% due 10/15/07 (N)                              1,595           1,618
   2.500% due 06/15/08 (N)                              4,620           4,395
   5.250% due 06/15/08 (N)                                135             135
   4.875% due 04/15/09 (N)                              9,030           8,951
   7.250% due 01/15/10 (N)                                340             361
   3.875% due 02/15/10 (N)                              1,495           1,430
   4.750% due 04/19/10                                  2,950           2,889
   4.125% due 05/15/10 (N)                                565             543
   7.125% due 06/15/10 (N)                                700             745
   4.250% due 08/15/10 (N)                              5,825           5,611
   4.375% due 09/15/12                                    740             705
   4.375% due 03/15/13 (N)                                140             133
   Zero Coupon due 07/05/14                             2,280           1,508
   5.250% due 03/24/15                                    495             481
   5.375% due 07/15/16 (N)                                735             734
   5.000% due 04/26/17                                    945             891
   Zero Coupon due 06/01/17                             1,375             771
   6.210% due 08/06/38                                    420             461
   6.625% due 11/15/30 (N)                                425             487
   7.000% due 12/18/29                                    397             410
Federal Home Loan Bank System
   5.375% due 07/17/09 (N)                              7,040           7,075
   5.375% due 08/19/11 (N)                              1,150           1,155
   5.000% due 12/21/15                                  1,500           1,458
   5.375% due 05/15/19                                    315             312
   5.125% due 08/15/19                                    330             319
   5.500% due 07/15/36 (N)                                310             309
Financing Corp.
   Principal Only STRIP
   Zero Coupon due 05/11/16                               140              83
   Zero Coupon due 06/06/16                               410             243
   Zero Coupon due 12/27/16                               490             282
   Zero Coupon due 10/06/17                               800             442
   Zero Coupon due 11/30/17                             1,170             640
   Zero Coupon due 02/08/18                               110              59
   Zero Coupon due 04/06/18                               565             303
   Zero Coupon due 08/03/18                             1,085             570
   Zero Coupon due 11/02/18                               835             433
   Zero Coupon due 12/06/18                               420             216

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Zero Coupon due 12/27/18                             1,135             583
   Zero Coupon due 04/05/19                             1,200             606
   Zero Coupon due 09/26/19                             1,355             666
Freddie Mac
   6.625% due 09/15/09                                    700             728
   4.000% due 12/15/09 (N)                              3,215           3,094
   4.500% due 11/15/11                                    870             839
   5.750% due 01/15/12 (N)                              2,415           2,467
   5.125% due 07/15/12 (N)                              1,170           1,160
   4.875% due 11/15/13 (N)                                695             675
   5.050% due 01/26/15 (N)                              1,155           1,124
   5.250% due 04/18/16                                    890             880
   5.625% due 11/23/35                                    520             480
Tennessee Valley Authority
   6.150% due 01/15/38                                  1,560           1,711
                                                                 ------------
                                                                       62,171
                                                                 ------------

United States Government Treasuries - 15.2%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/12 (N)                              1,927           2,026
   2.000% due 07/15/14 (N)                              5,666           5,499
   1.625% due 01/15/15 (N)                                 53              50
   1.875% due 07/15/15 (N)                              2,457           2,352
   2.375% due 01/15/25 (N)                              4,909           4,869
   2.000% due 01/15/26 (N)                              2,407           2,249
   3.625% due 04/15/28 (N)                                751             910
   3.875% due 04/15/29                                     --              --
United States Treasury Notes (N)
   4.250% due 10/31/07                                  6,150           6,089
   3.000% due 11/15/07                                    800             780
   4.375% due 12/31/07                                    140             139
   3.750% due 05/15/08                                 10,600          10,376
   3.125% due 09/15/08                                  1,230           1,185
   3.250% due 01/15/09                                  8,040           7,727
   4.875% due 05/15/09                                  4,090           4,085
   3.625% due 01/15/10                                     --              --
   3.500% due 02/15/10                                  9,540           9,104
   4.000% due 03/15/10                                 14,010          13,589
   4.125% due 08/15/10                                    455             442
   3.875% due 09/15/10                                  4,615           4,438
   4.250% due 10/15/10                                    140             137
   4.375% due 12/15/10                                 14,025          13,733
   4.750% due 03/31/11                                  3,435           3,383
   4.875% due 04/30/11                                  4,380           4,371
   14.000% due 11/15/11                                 1,170           1,200
   4.875% due 02/15/12                                    960             959
   4.375% due 08/15/12                                  7,580           7,369
   4.000% due 11/15/12                                  5,370           5,104

                                                         Fixed Income I Fund  59

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   10.375% due 11/15/12                                 2,090           2,227
   4.250% due 08/15/13                                  3,880           3,723
   4.250% due 11/15/13                                  1,205           1,154
   4.750% due 05/15/14                                  2,860           2,822
   4.250% due 11/15/14                                  4,600           4,379
   4.125% due 05/15/15                                  6,490           6,105
   4.250% due 08/15/15                                  6,470           6,083
   9.250% due 02/15/16                                  1,565           2,064
   8.750% due 05/15/17                                  1,885           2,459
   8.125% due 08/15/19                                  6,185           7,926
   8.125% due 08/15/21                                  8,125          10,615
   7.125% due 02/15/23                                  8,690          10,549
   6.250% due 08/15/23                                    410             459
   6.875% due 08/15/25                                  1,265           1,523
   6.000% due 02/15/26                                  6,205           6,831
   5.250% due 02/15/29                                    180             182
   6.125% due 08/15/29                                 12,920          14,599
   5.375% due 02/15/31                                  5,080           5,253
   4.500% due 02/15/36                                  2,204           2,012
United States Treasury Bond (N) Principal Only
   STRIP
   Zero Coupon due 11/15/21                             4,835           2,192
                                                                 ------------
                                                                      205,322
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,378,058)                                                   1,362,733
                                                                 ------------
PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp. Series B (N)                      16,500             324
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (E)(f)(A)                                 94             994
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,288)                                                           1,318
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Aug 2006 94.50 Call (35)                             8,269               5
   Sep 2006 95.00 Call (14)                             3,325              --
   Sep 2006 94.75 Call (9)                              2,132              --
   Sep 2006 92.50 Put (74)                             17,113               1
   Dec 2006 92.00 Put (291)                            66,930               2
   Dec 2006 92.75 Put (56)                             12,985              --
   Dec 2006 91.75 Put (4)                                 918              --
   Dec 2006 92.50 Put (318)                            73,538               2
   Jun 2007 91.25 Put (140)                            31,938               1
   Jun 2007 91.75 Put (190)                            43,581               1
   Sep 2007 90.75 Put (227)                            51,501               2
US Treasury Notes 10 Year Futures Aug 2006
   105.00 Put (27)                                      2,835               3
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $37)                                                                 17
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 16.0%
American General Finance Corp. (E)
   Series MTNG
   5.489% due 03/23/07                                    100             100
AT&T, Inc. (p)
   4.389% due 06/05/07                                    800             791
Bank of America Corp. (c)
   5.375% due 10/27/06                                  5,300           5,260
Bank of Ireland Governor & Co. (c)
   5.100% due 08/23/06                                  7,400           7,383
Barclays Bank PLC
   5.343% due 01/29/07                                  2,500           2,506
Barclays US Funding Corp. (c)
   5.405% due 10/20/06                                  5,600           5,587
BNP Paribas Financial, Inc. (c)
   5.000% due 08/28/06                                  7,300           7,273
Calyon (c)
   5.335% due 09/01/06                                  7,700           7,687
Canada Government (c)
   4.780% due 09/20/06                                    250             248
Countrywide Home Loans, Inc.
   Series MTNJ
   5.500% due 08/01/06 (c)                              1,300           1,300
   Series MTNK
   5.500% due 02/01/07                                    100             100

 60  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp. (E)
   5.486% due 03/07/07                                  2,200           2,201
Danske Corp. (c)
   5.080% due 08/24/06                                  4,900           4,884
Dexia Delaware LLC
   5.260% due 08/07/06                                  2,900           2,860
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     50              50
Dutch Treasury Certificate
   Zero Coupon due 10/31/06                               700             888
Fannie Mae
   5.312% due 09/22/06 (E)(N)                             900             900
   3.550% due 01/12/07                                  4,260           4,224
   3.375% due 05/15/07                                  3,480           3,425
Fannie Mae Discount Note (c)
   Zero Coupon due 09/25/06                               430             427
France Treasury Bill BTF
   Zero Coupon due 12/21/06                             1,300           1,640
Freddie Mac Discount Notes (c)(z)(N)
   Zero Coupon due 08/01/06                             7,300           7,300
General Electric Capital Corp.
   5.370% due 10/10/06                                  7,300           7,224
General Motors Acceptance Corp. (N)
   6.125% due 09/15/06                                  1,000           1,000
German Treasury Bills
   Zero Coupon due 09/13/06                             1,000           1,273
Goldman Sachs Group, Inc. (E)(c)
   Series MTNB
   5.386% due 08/01/06                                  1,100           1,100
HBOS Treasury Services PLC (c)
   5.100% due 08/25/06                                  7,350           7,325
IXIS Corp. (c)
   5.200% due 08/11/06                                  7,400           7,389
Russell Investment Company
   Money Market Fund                               76,358,183          76,358
Societe Generale NA (c)
   5.055% due 08/15/06                                  8,100           8,076
Sprint Capital Corp.
   6.000% due 01/15/07                                    975             977
Total SA (c)
   5.290% due 08/01/06                                  6,000           6,000
UBS Financial Del LLC
   5.225% due 08/08/06                                  3,900           3,870
   5.000% due 08/25/06 (c)                              4,200           4,188
United States Treasury Bills (c)(z)(sec.)
   4.759% due 08/31/06                                     75              75
   4.801% due 08/31/06                                     20              20
   4.816% due 08/31/06                                     20              20

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.838% due 08/31/06                                    435             433
   4.810% due 09/14/06                                    300             298
   4.842% due 09/14/06                                    100              99
   4.845% due 09/14/06                                     80              80
   4.914% due 09/14/06                                     70              70
   4.929% due 09/14/06                                     20              20
   4.932% due 09/14/06                                  1,310           1,302
   4.962% due 09/14/06                                     20              20
   4.897% due 09/15/06                                     20              20
United States Treasury Notes (N)
   2.500% due 10/31/06                                  7,420           7,372
   3.500% due 11/15/06                                    440             438
   2.875% due 11/30/06                                  8,170           8,109
   3.750% due 03/31/07                                    500             495
   4.375% due 05/15/07                                  3,630           3,609
   6.625% due 05/15/07                                    515             521
Westpac Banking Corp. (sec.)
   5.365% due 10/16/06                                  1,700           1,693
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $216,660)                                                       216,508
                                                                 ------------

OTHER SECURITIES - 22.5%
Russell Investment Company
   Money Market Fund (X)                           88,762,151          88,762
State Street Securities Lending
   Quality Trust (X)                              215,668,515         215,669
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $304,431)                                                       304,431
                                                                 ------------

TOTAL INVESTMENTS - 139.4%
(identified cost $1,900,474)                                        1,885,007

OTHER ASSETS AND LIABILITIES,
NET - (39.4%)                                                        (533,262)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,351,745
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  61

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 09/06 (82)                              19,377                (69)
   expiration date 12/06 (637)                            150,572               (456)
   expiration date 03/07 (460)                            108,836               (412)
   expiration date 06/07 (254)                             60,166               (234)
   expiration date 09/07 (310)                             73,486               (160)
   expiration date 12/07 (142)                             33,668                  3
   expiration date 03/08 (45)                              10,670                  7

Germany, Federal Republic
   5 Year Bonds
   expiration date 09/06 (10)                               1,404                  4

Germany, Federal Republic
   10 Year Bonds
   expiration date 09/06 (6)                                  895                  2

United States Treasury Bonds
   expiration date 09/06 (61)                               6,605                 57

United States Treasury
   2 Year Notes
   expiration date 09/06 (140)                             28,485                 90

United States Treasury
   5 Year Notes
   expiration date 09/06 (420)                             43,771                144

United States Treasury
   10 Year Notes
   expiration date 09/06 (69)                               7,316                 65

Short Positions
Eurodollar Futures (CME)
   expiration date 03/08 (46)                              10,907                (21)

United States Treasury Bonds
   expiration date 09/06 (65)                               7,038                (98)

United States Treasury
   10 Year Notes
   expiration date 09/06 (111)                             11,769                (99)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,177)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sept 2006 94.50 Call (36)                                8,505                 (7)
   Sept 2006 95.25 Call (14)                                3,334                 --
   Sept 2006 95.50 Call (9)                                 2,149                 --
   Mar 2007 94.75 Call (31)                                 7,343                (12)
   Sept 2006 95.00 Put (17)                                   404                (20)
   Dec 2006 95.00 Put (26)                                  6,175                (30)
   Dec 2006 95.25 Put (235)                                55,959               (413)
   Dec 2006 95.50 Put (33)                                  7,879                (78)
   Mar 2007 95.25 Put (10)                                  2,381                (16)
   Mar 2007 94.75 Put (9)                                   2,132                 (6)

United States Treasury Notes
   10 Year Futures
   Aug 2006 105.00 Call (20)                                2,100                (22)
   Aug 2006 106.00 Call (10)                                1,060                 (5)
   Aug 2006 107.00 Call (10)                                1,070                 (1)
   Aug 2006 108.00 Call (8)                                   864                 --
   Nov 2006 105.00 Call (20)                                2,100                (31)
   Nov 2006 106.00 Call (15)                                1,590                (15)
   Nov 2006 107.00 Call (20)                                2,140                (11)
   Aug 2006 103.00 Put (18)                                 1,854                 --

United States Treasury Bonds
   Nov 2006 111.00 Call (10)                                1,110                 (6)
   Nov 2006 104.00 Put (9)                                    936                 (3)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $367,156)                                                 (676)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 62  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             823   AUD            1,089    08/08/06                 12
USD             832   AUD            1,089    11/07/06                  1
USD             458   CAD              519    08/08/06                  1
USD             932   CAD            1,063    08/08/06                  7
USD             385   CAD              439    09/07/06                  3
USD             456   CAD              519    11/07/06                  3
USD             258   CNY            1,996    03/19/07                 (2)
USD             127   EUR              100    08/31/06                  1
USD             509   EUR              400    09/22/06                  4
USD             516   EUR              410    09/22/06                 10
USD           1,656   GBP              891    09/07/06                 10
USD             179   JPY           19,648    08/15/06                 (7)
USD             190   JPY           21,519    08/15/06                 (2)
USD             200   JPY           22,688    08/15/06                 (2)
USD             200   JPY           22,697    08/15/06                 (2)
USD           6,013   JPY          658,883    08/15/06               (255)
USD             529   JPY           58,290    09/20/06                (17)
USD             535   JPY           59,320    09/20/06                (14)
USD             566   JPY           64,000    09/20/06                 (4)
USD             930   JPY          103,390    09/20/06                (22)
USD           1,019   JPY          117,260    09/20/06                 11
USD           1,026   JPY          114,270    09/20/06                (22)
USD           1,028   JPY          116,190    09/20/06                 (7)
USD           1,989   JPY          221,870    09/20/06                (39)
USD             827   PLN            2,556    08/08/06                  2
USD              48   SGD               76    08/24/06                 --
USD              50   SGD               78    08/24/06                 --
USD              49   TWD            1,519    08/24/06                 (2)
USD              50   TWD            1,561    08/24/06                 (2)
AUD           1,140   USD              873    08/01/06                 (1)
AUD           1,089   USD              809    08/08/06                (25)
AUD           1,089   USD              821    11/07/06                (11)
CAD             519   USD              455    08/08/06                 (3)
CAD           1,063   USD              936    08/08/06                 (3)
CAD           1,063   USD              935    11/07/06                 (7)
EUR             321   USD              408    08/31/06                 (3)
EUR             420   USD              530    08/31/06                 (7)
EUR             410   USD              520    09/22/06                 (6)
EUR           1,185   USD            1,503    09/29/06                (16)
EUR             569   USD              723    11/07/06                 (8)
JPY          59,450   USD              510    08/15/06                (10)
JPY          61,470   USD              543    09/20/06                  3
JPY         117,260   USD            1,045    09/20/06                 14
JPY         118,030   USD            1,086    09/20/06                 49
JPY         219,580   USD            1,923    09/20/06                 (6)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
PLN           2,556   USD              824    08/08/06                 (4)
PLN           2,556   USD              829    11/07/06                 (2)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (380)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  63

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER                NOTIONAL                                                   TERMINATION           VALUE
         PARTY                  AMOUNT          FUND RECEIVES         FUND PAYS               DATE                $
-----------------------  --------------------   --------------   --------------------   ----------------   ----------------
Bank of America          USD              600   5.000%           Three Month LIBOR          12/20/36                    (55)
Barclays Bank PLC        GBP            6,200   5.000%           Six Month LIBOR            06/15/07                      6
Barclays Bank PLC        USD           10,700   5.000%           Three Month LIBOR          12/20/08                    (69)
                                                                 Consumer Price Index
BNP Paribas              EUR            1,200   2.090%           (France)                   10/15/10                     (2)
Deutsche Bank AG         USD              400   5.000%           Three Month LIBOR          12/20/36                    (37)
Goldman Sachs            USD              500   5.000%           Three Month LIBOR          12/20/16                     --
Lehman Brothers          GBP            3,300   4.500%           Six Month LIBOR            09/20/09                    (69)
Lehman Brothers          USD              500   5.000%           Three Month LIBOR          12/15/35                    (27)
Merrill Lynch            GBP            5,700   4.500%           Six Month LIBOR            09/20/09                   (120)
Merrill Lynch            GBP              200   4.000%           Six Month LIBOR            12/15/35                      5
Royal Bank of Scotland   USD              600   5.000%           Three Month LIBOR          12/20/13                    (16)
                                                                                                           ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) -
   $219                                                                                                                (384)
                                                                                                           ================

CREDIT DEFAULT SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                             NOTIONAL                                                  MARKET
          REFERENCE                     COUNTER               AMOUNT          FUND RECEIVES        TERMINATION         VALUE
           ENTITY                        PARTY                  $               FIXED RATE             DATE              $
-----------------------------   -----------------------   --------------   --------------------   --------------   --------------
Russian Government
International Bond              Morgan Stanley                       100   0.460%                    06/20/07                 106
Russian Government
   International Bond           HSBC                                 100   0.390%                    09/20/06                  34
                                                                                                                   --------------

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - $0                                             140
                                                                                                                   ==============

See accompanying notes which are an integral part of the schedules of investments.

 64  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 83.1%
Asset-Backed Securities - 6.2%
AAA Trust (E)(p)
   Series 2005-2 Class A1
   5.485% due 11/26/35                                     28              28
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                      3               3
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.685% due 07/25/34                                    126             127
ACE Securities Corp. (E)
   Series 2004-IN1 Class A1
   5.705% due 05/25/34                                    365             366
   Series 2005-SD3 Class A
   5.625% due 08/25/45                                    825             826
Aegis Asset Backed Securities Trust (E)
   Series 2005-4 Class 1A1
   5.495% due 10/25/35                                    344             345
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     11              11
American Airlines, Inc.
   6.817% due 05/23/11                                    125             122
   7.377% due 05/23/19                                    180             162
   6.977% due 05/23/21                                     59              57
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   5.479% due 09/15/09                                    500             500
   Series 2002-2 Class A
   5.479% due 11/16/09                                    675             676
   Series 2002-3 Class A
   5.479% due 12/15/09                                  1,075           1,076
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.885% due 02/25/33                                    145             146
   Series 2004-R10 Class A5
   5.775% due 11/25/34                                    164             164
   Series 2004-R4 Class A1A (A)
   5.653% due 06/25/34                                    600             601
   Series 2004-R8 Class A5
   5.693% due 09/25/34                                    581             582
   Series 2006-R1 Class A2C
   5.575% due 08/01/16                                    260             260
Argent Securities, Inc. (E)
   Series 2005-W5 Class A2A
   5.403% due 01/25/36                                  1,026           1,026
Asset Backed Funding Certificates (E)
   Series 2005-WF1 Class A2A
   5.403% due 01/25/35                                      1               1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asset Backed Securities Corp. Home Equity (E)
   Series 2005-HE3 Class A4
   5.523% due 04/25/35                                    823             824
BA Credit Card Trust (E)
   Series 2002-A10 Class A10
   5.509% due 02/16/10                                    550             551
BA Master Credit Card Trust
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             768
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    340             337
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.585% due 09/25/34                                    207             207
   Series 2005-AQ1 Class 2A1
   5.605% due 03/25/35                                    451             451
   Series 2005-HE1 Class A1
   5.201% due 11/25/35                                    367             367
   Series 2005-HE8 Class A1
   5.443% due 08/25/35                                    193             193
Capital Auto Receivables Asset Trust
   Series 2003-3 Class A3B (E)
   5.449% due 01/15/08                                    203             203
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    300             298
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.465% due 06/25/35                                     41              41
   Series 2005-NC4 Class A1
   5.535% due 09/25/35                                    272             272
   Series 2006-OPT Class A1
   5.388% due 02/25/36                                    465             466
Chancellor (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                     61              59
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             203
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                      3               3
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     35              35

                                                       Fixed Income III Fund  65

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2004-RES Class A1
   5.623% due 11/25/34                                    872             875
   Series 2006-NC1 Class A2A
   5.420% due 08/25/36                                    778             778
Countrywide Asset-Backed Certificates (E)
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                     35              35
   Series 2004-BC1 Class M1
   5.885% due 02/25/34                                    175             176
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    245             241
   Series 2005-12 Class 2A2
   4.898% due 02/25/36                                    455             450
   Series 2005-16 Class 2AF1
   5.535% due 05/25/36                                    757             757
   Series 2005-7 Class AF2
   4.367% due 11/25/35                                    430             424
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    405             408
   Series 2006-13 Class 1AF3
   5.944% due 05/25/33                                    595             595
   Series 2006-3 Class 2A2
   5.565% due 02/25/36                                    510             511
   Series 2006-S2 Class A2
   5.627% due 07/25/27                                    385             384
   Series 2006-S3 Class A2
   6.085% due 06/25/21                                    445             448
Credit-Based Asset Servicing and Securitization
   Series 2005-CB1 Class AF2
   4.090% due 12/25/35                                    469             466
   Series 2005-CB4 Class AV1 (E)
   5.485% due 08/25/35                                    259             259
   Series 2005-CB5 Class AV1 (E)
   5.495% due 08/25/35                                    260             260
   Series 2005-CB8 Class AF1B
   5.451% due 12/25/35                                    272             270
   Series 2006-CB5 Class A1 (E)
   5.410% due 06/25/36                                    761             761
Dunkin Securitization (p)
   Series 2006-1 Class A2
   5.779% due 06/20/31                                    320             320
Entergy Gulf States, Inc. (E)
   5.631% due 12/01/09                                    100              99
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.445% due 04/25/35                                     16              16
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                    228             226

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   5.484% due 07/25/35                                    610             610
   Series 2006-FF1 Class A2
   5.374% due 07/25/36                                    666             666
Fremont Home Loan Trust (E)
   Series 2005-E Class 2A1
   5.475% due 01/25/36                                    272             272
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   5.419% due 06/15/10                                    300             300
   Series 2004-2 Class A
   5.409% due 09/15/10                                    600             600
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.347% due 07/20/09                                    625             625
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    530             523
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.981% due 03/25/36                                    542             539
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.655% due 12/25/35                                    595             596
GSAMP Trust
   Series 2003-HE2 Class M1 (E)
   6.035% due 08/25/33                                    305             306
   Series 2004-NC1 Class A3 (E)
   5.775% due 03/25/34                                     92              92
   Series 2004-SEA Class A2A (E)
   5.675% due 03/25/34                                    205             206
   Series 2005-HE4 Class A2A (E)
   5.443% due 08/25/35                                    296             296
   Series 2005-S2 Class A (E)
   5.555% due 11/25/34                                     60              60
   Series 2006-HE4 Class A2A (E)
   5.411% due 06/25/36                                    738             738
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                    459             458
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                     69              69
Heritage Property Investment Trust
   5.125% due 04/15/14                                    300             286

 66  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.085% due 12/25/33                                    460             463
   Series 2005-2 Class 2A2
   5.585% due 07/25/35                                    305             305
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.560% due 06/28/36                                    989             990
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    304             302
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.665% due 10/25/34                                    197             197
   Series 2006-1 Class 2A1
   5.403% due 02/25/36                                    290             290
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   7.035% due 08/25/33                                    170             170
   Series 2005-OPT Class A3
   5.049% due 03/25/35                                     48              48
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                    105             104
   Series 2005-SL1 Class A
   5.585% due 06/25/35                                     95              95
   Series 2006-AR1 Class A2C
   5.545% due 03/25/37                                    500             500
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     56              53
   Series 2004-1 Class A
   6.005% due 08/15/37                                     57              58
   Series 2005-1 Class A
   5.745% due 01/15/40                                     79              77
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.485% due 09/25/33                                    360             363
New Century Home Equity Loan Trust (E)
   Series 2004-3 Class A6
   5.915% due 11/25/34                                    600             601
   Series 2004-4 Class M2
   5.915% due 02/25/35                                    380             382
Newcastle Mortgage Securities Trust (E)
   Series 2006-1 Class A1
   5.455% due 03/25/36                                    737             737
Novastar Home Equity Loan (E)
   Series 2005-1 Class A2A
   5.505% due 06/25/35                                     73              73

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 06/21/14                                    233             237
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.085% due 04/25/33                                    267             268
   Series 2003-3 Class M3
   7.385% due 06/25/33                                    214             215
   Series 2003-4 Class M2
   7.035% due 07/25/33                                    215             217
   Series 2005-4 Class A3
   5.645% due 11/25/35                                    510             511
Ownit Mortgage Loan Asset Backed Certificates
   Series 2005-2 Class A2A (E)
   5.495% due 03/25/36                                     38              38
   Series 2006-2 Class A2B
   5.633% due 01/25/37                                    150             149
Park Place Securities, Inc. (E)
   Series 2005-WCW Class M1
   5.835% due 09/25/35                                    375             377
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2 (E)
   3.914% due 05/25/35                                    145             143
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    415             412
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    165             166
RAAC Series (E)
   Series 2006-SP1 Class A1
   5.485% due 09/25/45                                    458             458
Renaissance Home Equity Loan Trust (E)
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    131             131
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                    315             311
   Series 2005-4 Class A2
   5.399% due 02/25/36                                    185             184
   Series 2005-4 Class A3
   5.565% due 02/25/36                                    115             114
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    320             317
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    365             366

                                                       Fixed Income III Fund  67

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                     49              49
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    144             142
   Series 2005-RS1 Class AII1 (E)
   5.495% due 01/25/35                                     23              23
   Series 2006-RZ3 Class A1 (E)
   5.460% due 08/25/36                                    700             700
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.615% due 09/25/31                                     88              89
   Series 2003-KS1 Class M2 (E)
   7.135% due 01/25/33                                     59              59
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    795             772
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    142             141
Saxon Asset Securities Trust (E)
   Series 2005-2 Class A2A
   5.171% due 10/25/35                                    116             116
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2006-WM1 Class A2A
   5.455% due 12/25/35                                    445             445
Sharps SP I, LLC
   7.000% due 01/25/34                                     21              21
SLM Student Loan Trust (E)
   Series 2006-3 Class A2
   5.100% due 01/25/16                                    500             500
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     74              77
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  1,504           1,565
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   5.181% due 12/25/35                                     86              86
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A
   5.421% due 11/25/33                                     66              66
   Series 2003-BC1 Class 3A5
   5.865% due 10/25/33                                     23              23
   Series 2005-2 Class A2
   5.505% due 03/25/35                                     13              13
   Series 2005-3 Class M2
   5.852% due 04/25/35                                    210             211
   Series 2005-5 Class A6
   5.171% due 06/25/35                                     23              23
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    169             152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-16X Class A2
   4.910% due 08/25/34                                    261             259
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    600             593
   Series 2005-GEL Class A (E)
   5.309% due 12/25/34                                    411             411
   Series 2005-S2 Class A2 (E)
   5.585% due 06/25/35                                    775             775
   Series 2005-WMC Class A1 (E)
   5.465% due 01/25/35                                     16              16
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    152             150
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    103             101
Terra LNR (E)(p)
   Series 2006-1A Class A1
   5.211% due 06/15/17                                    384             384
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   5.775% due 11/25/35                                     17              17
   Series 2005-12A Class AF1
   5.565% due 07/25/36                                    420             420
   Series 2005-8HE Class A1 (p)
   5.079% due 07/25/35                                    141             141
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    100              97
Wamu Alternative Mortgage Pass-Through
   Certificates (E)
   Series 2006-AR6 Class 1A
   5.588% due 08/25/46                                    575             575
World Financial Properties (p)
   6.910% due 09/01/13                                    155             161
   6.950% due 09/01/13                                    185             192
                                                                 ------------
                                                                       48,345
                                                                 ------------

Corporate Bonds and Notes - 15.5%
Abbott Laboratories
   5.600% due 05/15/11                                    275             276
   5.875% due 05/15/16                                    200             201
Abitibi-Consolidated Finance, LP
   7.875% due 08/01/09                                    320             309
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    375             387
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    195             207

 68  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Allied World Assurance Co. Holdings
   7.500% due 08/01/16                                     85              86
Altria Group, Inc. (N)
   7.750% due 01/15/27                                    200             232
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                    265             266
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              40
American Express Co.
   6.800% due 09/01/66                                    200             202
American Express Credit Corp. (E)
   5.406% due 03/02/09                                    600             600
American General Finance Corp.
   4.875% due 05/15/10 (N)                                425             413
   Series MTNH
   4.625% due 09/01/10                                     20              19
   Series MTNI
   4.625% due 05/15/09                                     70              68
American International Group, Inc.
   5.380% due 06/16/09 (E)(A)                             300             300
   4.700% due 10/01/10                                    440             427
   5.050% due 10/01/15                                    415             393
American RE Corp.
   Series B
   7.450% due 12/15/26                                    475             513
Americo Life, Inc. (p)
   7.875% due 05/01/13                                     75              74
Ameriprise Financial, Inc.
   7.518% due 06/01/66                                    775             797
AmerisourceBergen Corp.
   Series WI
   5.625% due 09/15/12                                    455             435
AmerUs Group Co.
   5.950% due 08/15/15                                    275             274
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                    450             430
Arizona Public Service Co.
   5.800% due 06/30/14                                    180             176
AT&T Corp.
   7.300% due 11/15/11                                    298             319
   8.000% due 11/15/31                                    440             513
AT&T, Inc.
   5.380% due 11/14/08 (E)                              1,000           1,002
   5.100% due 09/15/14                                    110             103
Avista Capital Trust III
   6.500% due 04/01/34                                    350             344
Avista Corp.
   9.750% due 06/01/08                                    220             233
AXA Financial, Inc.
   6.500% due 04/01/08                                    105             106
BAC Capital Trust XI
   6.625% due 05/23/36                                    115             117

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    870             889
Ball Corp.
   6.625% due 03/15/18                                    290             274
Bally Total Fitness Holding Corp.
   10.500% due 07/15/11                                   525             543
Bank of America Corp.
   5.875% due 02/15/09                                     70              71
   5.406% due 06/19/09 (E)                              1,800           1,800
   7.800% due 02/15/10                                     65              70
   4.250% due 10/01/10 (N)                                 45              43
Barclays Bank PLC (E)
   6.278% due 12/15/34                                     70              63
BellSouth Corp.
   4.200% due 09/15/09                                    150             144
   6.550% due 06/15/34                                     85              82
BNP Paribas Capital Trust (f)(p)
   9.003% due 12/29/49                                    850             948
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    120             123
Boston Scientific Corp.
   6.250% due 11/15/15                                    145             141
   6.400% due 06/15/16                                    555             547
Bowater, Inc. (N)
   9.000% due 08/01/09                                    225             230
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                     20              21
   6.875% due 12/01/27                                     60              65
Carolina Power & Light Co.
   6.500% due 07/15/12                                     45              47
Caterpillar Financial Services Corp.
   Series MTNF
   5.259% due 08/20/07 (E)                                155             155
   3.625% due 11/15/07                                     60              59
CenterPoint Energy Houston
   Electric LLC
   Series J2
   5.700% due 03/15/13                                    135             134
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    410             447
Centex Corp.
   6.500% due 05/01/16                                    325             320
   Series MTNE (E)
   5.399% due 08/01/07                                    245             245
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     90              89

                                                       Fixed Income III Fund  69

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                    275             298
   8.750% due 03/01/31                                    105             130
CIT Group Holdings, Inc. (E)(N)
   5.276% due 01/30/09                                    400             401
CIT Group, Inc.
   3.650% due 11/23/07 (N)                                 90              88
   5.546% due 12/19/08 (E)                                100             100
   5.380% due 06/08/09 (E)                                100             100
   6.875% due 11/01/09                                     55              57
   4.125% due 11/03/09                                     70              67
   5.780% due 07/28/11 (E)                                400             400
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.276% due 03/07/08                                    700             700
Citigroup, Inc.
   3.500% due 02/01/08                                    830             807
   5.166% due 01/30/09 (E)                              1,100           1,100
   6.500% due 01/18/11                                    425             442
   4.700% due 05/29/15 (N)                                170             158
   5.875% due 02/22/33                                    480             459
Citizens Communications Co.
   9.250% due 05/15/11                                    190             206
Clear Channel Communications, Inc.
   6.250% due 03/15/11                                    115             114
Clorox Co.
   5.444% due 12/14/07 (E)                                225             225
   4.200% due 01/15/10 (N)                                155             148
   5.000% due 01/15/15 (N)                                115             109
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                     75              73
Comcast Cable Communications Holdings, Inc.
   6.750% due 01/30/11                                    140             145
   9.455% due 11/15/22 (N)                                250             313
Comcast Corp.
   5.800% due 07/14/09 (E)                                715             716
   5.900% due 03/15/16                                     75              73
   6.500% due 11/15/35                                    180             172
   6.450% due 03/15/37                                    110             104
ConAgra Foods, Inc.
   7.000% due 10/01/28                                     95              98
   8.250% due 09/15/30                                     75              88
Consolidated Natural Gas Co.
   Series A
   5.000% due 12/01/14                                    120             111
   Series C
   6.250% due 11/01/11                                     80              81
Constellation Brands, Inc.
   Series B
   8.125% due 01/15/12                                    115             118

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                     50              47
   Series H
   4.800% due 02/17/09                                    115             113
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    175             176
Cooper Industries, Inc.
   Series WI
   5.250% due 11/15/12                                    165             161
Corrections Corp. of America
   7.500% due 05/01/11                                    155             157
Countrywide Home Loans, Inc. (N)
   3.250% due 05/21/08                                    215             207
COX Communications, Inc.
   4.625% due 01/15/10                                    835             802
Credit Suisse First Boston Mortgage Securities
   Corp. (E)(A)
   Series 2005-CN2 Class A1S
   5.589% due 11/15/19                                    600             600
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                    130             127
   6.500% due 01/15/12                                     70              73
   5.500% due 08/15/13 (N)                                 55              54
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    210             207
CSC Holdings, Inc.
   Series B
   8.125% due 07/15/09                                     85              87
   8.125% due 08/15/09                                     75              77
DaimlerChrysler NA Holding Corp.
   5.740% due 03/13/09 (E)                                300             300
   5.486% due 08/03/09                                    400             400
   8.500% due 01/18/31 (N)                                100             115
DaimlerChrysler North America Holding Corp. (E)
   5.918% due 08/03/09                                    450             450
Delhaize America, Inc.
   9.000% due 04/15/31                                    135             151
Delta Air Lines, Inc. (o)(A)
   9.500% due 11/18/49                                    135             139
Detroit Edison Co.
   6.125% due 10/01/10                                     95              97
   6.350% due 10/15/32                                    130             129

 70  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    255             244
   5.250% due 04/15/11                                     40              39
   5.375% due 10/15/12                                    110             107
Dex Media East Finance Co.
   12.125% due 11/15/12                                   210             235
Dominion Resources, Inc.
   Series A
   5.687% due 05/15/08                                    225             225
   Series B
   6.250% due 06/30/12                                     60              61
DPL, Inc.
   6.875% due 09/01/11                                    216             224
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    345             393
Drummond Co., Inc. (p)
   7.375% due 02/15/16                                    550             516
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     20              21
E*Trade Financial Corp.
   8.000% due 06/15/11                                    480             493
Echostar DBS Corp.
   6.375% due 10/01/11                                    195             191
   6.625% due 10/01/14                                     95              92
El Paso Corp.
   9.625% due 05/15/12 (p)                                300             329
   8.050% due 10/15/30 (N)                                500             509
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    230             234
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                    370             406
Embarq Corp.
   7.995% due 06/01/36                                    150             154
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     80              77
   6.020% due 12/08/08 (E)(p)                             195             195
Enterprise Products Operating, LP
   4.950% due 06/01/10                                    275             266
   Series B
   4.000% due 10/15/07                                    255             250
   4.625% due 10/15/09                                    310             299
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    300             309
   5.300% due 11/15/08                                    100              99
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    870             844
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    225             219
   8.625% due 05/01/24                                    310             348
FedEx Corp.
   7.600% due 07/01/97                                    135             151

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               840             460
   Series 15P
   Zero coupon due 03/07/19                                90              46
   Series 2P
   Zero coupon due 11/30/17                               105              57
   Series 6P
   Zero coupon due 08/03/18                               530             279
First Union Institutional Capital II
   7.850% due 01/01/27                                    540             564
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    910             935
   Series C
   7.375% due 11/15/31                                    525             575
Ford Motor Co. (N)
   7.450% due 07/16/31                                    410             301
Ford Motor Credit Co.
   5.700% due 01/15/10                                    190             170
   9.750% due 09/15/10 (p)                                355             351
Galaxy Entertainment Finance Co., Ltd. (E)(p)
   10.420% due 12/15/10                                   120             126
General Electric Capital Corp.
   5.500% due 04/28/11 (N)                                200             200
   5.707% due 01/08/16 (E)(N)                             100             100
   Series MTNA
   5.520% due 01/05/09 (E)                                500             500
   4.250% due 12/01/10                                     55              53
   5.875% due 02/15/12                                     95              96
   5.450% due 01/15/13                                    755             749
   4.750% due 09/15/14 (N)                                 45              43
General Motors Acceptance Corp.
   6.875% due 09/15/11                                  1,545           1,496
   6.750% due 12/01/14 (N)                                485             457
   8.000% due 11/01/31 (N)                              1,360           1,334
General Motors Corp.
   7.250% due 07/03/13 (p)                                100             112
   8.375% due 07/15/33 (N)                                905             742
Georgia-Pacific Corp.
   9.500% due 12/01/11                                    215             226
   8.875% due 05/15/31                                    302             301
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    320             298
Glencore Nickel, Ltd.
   9.000% due 12/01/14                                    235              --

                                                       Fixed Income III Fund  71

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.
   5.539% due 06/23/09 (E)                                900             900
   6.875% due 01/15/11                                    525             549
   5.350% due 01/15/16                                  1,015             971
   6.345% due 02/15/34                                    250             239
   Series MTNB (E)
   5.250% due 11/10/08                                    400             400
   5.841% due 07/23/09                                    500             503
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                    300             297
Halliburton Co.
   5.500% due 10/15/10                                    115             115
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                    200             196
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              38
HCA, Inc.
   5.500% due 12/01/09                                    375             368
   7.875% due 02/01/11                                    380             360
Health Net, Inc.
   8.375% due 04/15/11                                    265             298
Healthsouth Corp. (p)
   10.750% due 06/15/16                                   265             253
Hertz Corp. (p)
   8.875% due 01/01/14                                    265             276
Hess Corp.
   6.650% due 08/15/11                                    110             114
   7.300% due 08/15/31                                    170             184
Hewlett-Packard Co. (E)
   5.339% due 05/22/09                                    135             135
Historic TW, Inc.
   8.180% due 08/15/07                                    525             538
   9.125% due 01/15/13                                    630             721
   8.050% due 01/15/16                                    335             367
   6.625% due 05/15/29                                     30              29
HJ Heinz Co. (p)
   6.428% due 12/01/08                                    100             102
HJ Heinz Finance Co.
   6.000% due 03/15/12 (N)                                 50              50
   6.750% due 03/15/32                                     90              89
HRPT Properties Trust
   5.750% due 02/15/14                                    215             210
HSBC Finance Corp.
   5.459% due 09/15/08 (E)                              1,700           1,704
   5.875% due 02/01/09 (N)                                210             212
   4.125% due 11/16/09                                    105             101
   8.000% due 07/15/10                                     45              49
   6.375% due 10/15/11                                    130             134
   6.375% due 11/27/12                                    390             403
   5.000% due 06/30/15                                    200             188
HSBC Financial Capital Trust IX
   5.911% due 11/30/35                                    300             292

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Humana, Inc.
   6.450% due 06/01/16                                    270             271
Huntsman International LLC
   Series *
   10.125% due 07/01/09                                   265             269
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     65              63
Innophos Investments Holdings, Inc. (E)
   13.170% due 02/15/15                                   480             499
Innophos, Inc.
   8.875% due 08/15/14                                    525             525
Insight Midwest, LP
   10.500% due 11/01/10                                   110             114
International Business Machines Corp. (N)
   7.125% due 12/01/96                                    380             417
International Lease Finance Corp.
   3.750% due 08/01/07                                     35              34
   5.750% due 06/15/11 (N)                                 70              70
International Paper Co.
   6.750% due 09/01/11                                    210             220
   5.500% due 01/15/14                                    205             198
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    135             122
iStar Financial, Inc. (N)
   Series B
   5.125% due 04/01/11                                    350             338
ITT Corp.
   7.400% due 11/15/25                                    135             153
JC Penney Co., Inc.
   7.375% due 08/15/08                                    165             170
   7.650% due 08/15/16                                    115             126
JC Penney Corp., Inc.
   7.625% due 03/01/97                                     75              75
JP Morgan Chase Bank NA
   6.000% due 05/22/45                                  3,445           1,076
JP Morgan Chase Bank NA (E)
   1.5990% due 08/16/10                                   276             250
   6.000% due 08/16/10                                    223             203

 72  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.
   6.000% due 02/15/09                                     35              35
   7.000% due 11/15/09                                     10              10
   6.750% due 02/01/11 (N)                                 70              73
   5.600% due 06/01/11                                    150             150
   5.150% due 10/01/15                                    360             341
KBC Bank Funding Trust I (f)
   6.880% due 06/30/49                                    600             821
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    770             801
Kinder Morgan Energy Partners, LP
   5.125% due 11/15/14                                     50              46
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11                                    145             136
   5.700% due 01/05/16                                    300             262
Kraft Foods, Inc.
   4.125% due 11/12/09 (N)                                135             129
   5.625% due 11/01/11                                    925             919
   6.500% due 11/01/31                                     55              56
Kroger Co. (The)
   7.250% due 06/01/09                                    175             182
   8.000% due 09/15/29                                     55              61
LaBranche & Co., Inc.
   9.500% due 05/15/09                                    320             330
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                    425             415
   5.718% due 07/18/11 (E)                                300             300
   5.500% due 04/04/16                                    160             155
Limited Brands, Inc.
   6.950% due 03/01/33                                     45              43
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    220             234
Lubrizol Corp.
   4.625% due 10/01/09                                    220             213
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    245             239
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    129             125
Marsh & McLennan Cos., Inc.
   5.150% due 09/15/10                                    290             283
   5.875% due 08/01/33 (N)                                160             140
May Department Stores Co. (The)
   4.800% due 07/15/09                                    120             117
   5.750% due 07/15/14 (N)                                135             133
MBNA Corp. (E)
   Series MTNF
   5.580% due 05/05/08                                    255             257
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    435             465

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MedQuest, Inc.
   Series B
   11.875% due 08/15/12                                   355             334
Merrill Lynch & Co., Inc.
   5.685% due 07/25/11 (E)                                500             500
   6.050% due 05/16/16                                    480             481
   Series MTNC
   4.250% due 02/08/10                                    985             943
Metlife, Inc.
   5.000% due 06/15/15                                    185             174
   5.700% due 06/15/35                                     40              37
Midamerican Energy Holdings Co. (p)
   6.125% due 04/01/36                                    250             241
Midamerican Funding LLC
   6.750% due 03/01/11                                    240             250
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    175             170
   5.500% due 08/15/13                                    260             252
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                    110             114
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    135             131
Morgan Stanley
   5.375% due 10/15/15                                    420             402
   Series GMTN (E)
   5.276% due 02/09/09                                  1,000           1,002
Motorola, Inc.
   4.608% due 11/16/07                                    155             153
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    185             194
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     85              86
Nationwide Financial Services
   6.250% due 11/15/11                                    265             272
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    290             326
Neiman-Marcus Group, Inc. (N)
   Series WI
   10.375% due 10/15/15                                   365             387
Nevada Power Co. (N)(p)
   6.500% due 05/15/18                                    200             199
News America Holdings, Inc.
   9.250% due 02/01/13                                     25              29
   7.750% due 12/01/45                                    100             107
   7.900% due 12/01/95 (N)                                120             126
   8.250% due 10/17/96                                     45              48

                                                       Fixed Income III Fund  73

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America, Inc.
   7.125% due 04/08/28                                     30              30
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    310             313
Nisource Finance Corp.
   5.764% due 11/23/09 (E)                                120             120
   7.875% due 11/15/10                                    245             263
Norfolk Southern Corp.
   7.050% due 05/01/37                                    115             128
   7.900% due 05/15/97                                    730             862
   6.000% due 03/15/2105                                  240             217
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                    500             480
Northern States Power Co.
   6.250% due 06/01/36                                    330             336
NRG Energy, Inc.
   7.375% due 02/01/16                                    330             323
Occidental Petroleum Corp. (N)
   9.250% due 08/01/19                                    135             174
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     25              24
   Series K
   6.000% due 06/01/16                                    170             170
Oneok, Inc.
   5.510% due 02/16/08                                    260             259
Oracle Corp. and Ozark Holding, Inc. (E)
   Series WI
   5.730% due 01/13/09                                    500             500
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                    275             260
   6.050% due 03/01/34                                    115             111
Pemex Project Funding Master Trust (p)
   6.625% due 06/15/35                                    460             441
   Series WI (N)
   6.625% due 06/15/35                                     70              67
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    385             385
   5.856% due 06/01/10 (E)                                295             296
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                    275             278
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                     55              58
Plains All American Pipeline, LP/PAA Finance
   Corp. (p)
   6.700% due 05/15/36                                    175             173
Plantinum Underwriters Financial, Inc.
   Series B
   6.371% due 11/16/07                                    135             134

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Platinum Underwriters Finance, Inc. (N)
   Series B
   7.500% due 06/01/17                                    170             169
Popular North America Capital Trust I
   6.564% due 09/15/34                                    360             333
Popular North America, Inc.
   5.886% due 04/06/09 (E)                                225             225
   Series MTNE
   3.875% due 10/01/08                                    500             482
Progress Energy, Inc.
   7.100% due 03/01/11 (N)                                195             206
   7.000% due 10/30/31                                    185             196
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                    105             108
Qwest Corp.
   7.875% due 09/01/11                                    445             461
   7.625% due 06/15/15                                    300             305
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    280             267
Radiologix, Inc.
   Series B
   10.500% due 12/15/08                                   320             329
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    450             426
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              92
Residential Asset Mortgage Products, Inc.
   5.470% due 07/25/29                                    700             700
Residential Capital Corp.
   6.125% due 11/21/08                                    275             273
   7.337% due 04/17/09 (E)(p)                             415             415
   6.375% due 06/30/10                                    552             550
   6.000% due 02/22/11                                    885             868
   5.125% due 05/17/12                                    210             269
   6.500% due 04/17/13                                    345             343
   Series WI
   6.875% due 06/30/15                                  1,015           1,029
Reynolds American, Inc. (p)
   7.250% due 06/01/13                                    180             182
RH Donnelley, Inc.
   10.875% due 12/15/12                                   320             352
Rural Cellular Corp. (N)
   9.750% due 01/15/10                                    230             231
Safeco Capital Trust I
   8.072% due 07/15/37                                    275             289

 74  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Safeway, Inc.
   5.830% due 03/27/09 (E)                                380             380
   5.800% due 08/15/12 (N)                                 65              64
   7.250% due 02/01/31 (N)                                 15              16
SB Treasury Co. LLC (f)(p)
   9.400% due 12/29/49                                    650             692
SBC Communications, Inc.
   6.150% due 09/15/34                                    305             283
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    105             102
Sempra Energy (E)
   5.659% due 05/21/08                                    290             290
Simmons Co. (N)
   10.000% due 12/15/14                                   135              91
Six Flags, Inc. (N)
   9.625% due 06/01/14                                    100              91
SLM Corp.
   4.000% due 01/15/10                                    175             167
   Series MTNA (E)
   5.625% due 07/27/09                                  2,000           2,001
Smithfield Foods, Inc.
   Series B
   7.750% due 05/15/13                                     90              90
Southern California Edison Co.
   7.625% due 01/15/10                                     90              95
Southern Copper Corp.
   7.500% due 07/27/35                                    445             440
   7.500% due 07/27/35 (A)                                975             973
Sovereign Capital Trust VI
   7.908% due 06/13/36                                    385             407
Sprint Capital Corp.
   7.625% due 01/30/11 (N)                              1,000           1,067
   6.875% due 11/15/28                                     70              71
   8.750% due 03/15/32                                    875           1,066
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                    460             455
Suncom Wireless, Inc. (N)
   8.500% due 06/01/13                                    235             219
Sungard Data Systems, Inc.
   9.125% due 08/15/13                                    115             117
   10.250% due 08/15/15                                   196             199
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                    300             294
TCI Communications, Inc.
   7.875% due 02/15/26                                     80              86
TECO Energy, Inc.
   7.200% due 05/01/11                                    235             240
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    300             348
   7.875% due 08/01/13                                    695             755
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     95             102

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    145             161
Twin Reefs Pass-Through Trust (E)(f)(p)
   6.345% due 12/10/49                                    300             300
Tyson Foods, Inc.
   8.250% due 10/01/11 (N)                                180             190
   6.600% due 04/01/16                                     95              94
Union Pacific Corp.
   6.625% due 02/01/08                                     90              91
   3.625% due 06/01/10                                    120             112
   6.125% due 01/15/12                                    195             199
   Series MTNE
   6.790% due 11/09/07                                     35              35
Union Planters Corp.
   7.750% due 03/01/11                                    125             136
United Technologies Corp.
   6.050% due 06/01/36                                    220             221
UnumProvident Finance Co. PLC (p)
   6.850% due 11/15/15                                    205             203
US Oncology, Inc.
   9.000% due 08/15/12                                    160             166
US Unwired, Inc.
   Series B
   10.000% due 06/15/12                                   140             154
USB Capital IX (f)(N)
   6.189% due 03/29/49                                    410             407
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    390             389
Verizon Communications, Inc.
   5.550% due 02/15/16                                    635             605
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    615             650
   5.850% due 09/15/35                                    265             235
Verizon, Inc.
   6.500% due 09/15/11                                     40              41
Viacom, Inc. (p)
   5.691% due 06/16/09 (E)                                410             410
   5.750% due 04/30/11                                    335             329
   6.875% due 04/30/36                                    175             168
Visteon Corp. (N)
   8.250% due 08/01/10                                    565             520
   7.000% due 03/10/14                                     20              16
Wachovia Bank NA (E)
   Series BkNt
   5.480% due 06/27/08                                    400             400
   Series DPNT (N)
   5.489% due 03/23/09                                    400             400

                                                       Fixed Income III Fund  75

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                  1,840           1,810
Washington Mutual, Inc.
   8.250% due 04/01/10                                    250             269
WellPoint, Inc.
   3.750% due 12/14/07                                     90              88
   4.250% due 12/15/09                                    190             182
   5.850% due 01/15/36                                    455             421
Wells Fargo & Co. (N)
   4.950% due 10/16/13                                    155             147
Wells Fargo Bank NA
   5.750% due 05/16/16                                    190             189
Weyerhaeuser Co.
   7.125% due 07/15/23                                    295             293
Willis North America, Inc.
   5.125% due 07/15/10                                    255             248
   5.625% due 07/15/15                                    250             234
Windstream Corp.
   7.260% due 06/30/13                                    330             330
   8.125% due 08/01/13 (p)                                350             364
   8.625% due 08/01/16 (p)                                520             541
Wisconsin Electric Power (N)
   3.500% due 12/01/07                                     65              63
Wyeth
   6.950% due 03/15/11                                    780             821
   5.500% due 02/01/14                                    380             372
Xcel Energy, Inc.
   6.500% due 07/01/36                                    110             110
Xlliac Global Funding (p)
   4.800% due 08/10/10                                    240             232
Yum! Brands, Inc.
   8.875% due 04/15/11                                     80              90
ZFS Finance USA Trust I (N)(p)
   6.450% due 12/15/65                                    740             695
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    420             444
                                                                 ------------
                                                                      120,668
                                                                 ------------

International Debt - 4.8%
Abbey National PLC (f)
   6.700% due 06/29/49                                    275             280
Abitibi-Consolidated, Inc.
   8.850% due 08/01/30                                    150             128
America Movil SA de CV (N)
   5.500% due 03/01/14                                    200             191
Amvescap PLC
   4.500% due 12/15/09                                    395             381
Argentina Bonos
   Series V
   7.000% due 03/28/11                                    225             218
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    855             858

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AXA SA
   8.600% due 12/15/30                                     85             104
Banco Santander Chile (E)(p)
   5.633% due 12/09/09                                    195             195
Biovail Corp.
   7.875% due 04/01/10                                    410             416
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    600             555
Bowater Canada Finance (N)
   7.950% due 11/15/11                                    365             347
Brascan Corp.
   7.125% due 06/15/12                                    190             200
Brazilian Government International Bond
   8.875% due 04/15/24                                    950           1,104
British Telecommunications PLC (E)
   8.375% due 12/15/10                                     65              72
   8.875% due 12/15/30 (N)                                470             592
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    140             136
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    245             239
China Development Bank
   5.000% due 10/15/15                                    100              94
Colombia Government International Bond (N)
   7.375% due 01/27/17                                    175             179
   8.125% due 05/21/24                                    330             356
Conoco Funding Co.
   6.350% due 10/15/11                                    740             768
Deutsche Telekom International Finance BV
   8.250% due 06/15/30                                    430             503
Egypt Government AID Bonds
   4.450% due 09/15/15                                    695             649
EnCana Corp.
   6.500% due 08/15/34                                     90              91
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    495             463
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                160             154
   5.125% due 02/14/11                                    225             219
Falconbridge, Ltd.
   6.000% due 10/15/15                                    330             319
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    190             176

 76  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom SA
   8.500% due 03/01/31                                    185             228
Galaxy Entertainment Finance Co., Ltd. (p)
   9.875% due 12/15/12                                    310             324
Gaz Capital for Gazprom (p)
   8.625% due 04/28/34                                    155             187
Glitnir Banki HF (A)
   6.693% due 06/15/16                                    310             311
Hanarotelecom, Inc. (A)
   7.000% due 02/01/12                                    400             382
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    300             281
HBOS Treasury Services PLC (E)(A)
   Series Mtn
   5.547% due 07/17/09                                    600             600
HSBC Holdings PLC
   6.500% due 05/02/36                                    115             117
ICICI Bank, Ltd. (N)(p)
   5.750% due 11/16/10                                    335             327
Intelsat Bermuda, Ltd. (p)
   11.250% due 06/15/16                                   265             268
Intelsat Subsidiary Holding Co., Ltd.
   8.625% due 01/15/15                                    135             134
Ispat Inland ULC
   9.750% due 04/01/14                                    574             637
JBS SA (A)
   10.500% due 08/04/16                                   100             100
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                     48              48
Kaupthing Bank Hf (A)
   7.125% due 05/19/16                                    420             425
Kerzner International, Ltd.
   6.750% due 10/01/15                                    630             663
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     85              81
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                    130             124
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    200             195
Mexico Government International Bond
   8.300% due 08/15/31                                    510             613
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    280             277
MUFG Capital Finance 1, Ltd. (f)(N)
   6.346% due 07/25/49                                    180             176
Nationwide Building Society (p)
   4.250% due 02/01/10                                    255             245
Nexen, Inc.
   5.875% due 03/10/35                                    165             149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nippon Life Insurance (p)
   4.875% due 08/09/10                                    295             286
Norske Skogindustrier ASA (p)
   7.125% due 10/15/33                                    375             330
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     96              93
Province of Quebec Canada (N)
   Series PJ
   6.125% due 01/22/11                                    895             918
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    370             349
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    410             387
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    930             885
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                  1,010           1,029
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                  1,350           1,493
Royal Caribbean Cruises, Ltd. (N)
   7.250% due 06/15/16                                     75              74
Royal KPN NV
   8.000% due 10/01/10                                    210             224
Russia Government International Bond (p)
   5.000% due 03/31/30                                    765             832
Russian Agricultural Bank (N)(p)
   7.175% due 05/16/13                                    250             253
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   720             790
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS
   11.000% due 11/06/07                                   370             390
Santander Financial Issuances
   6.375% due 02/15/11                                    180             185
Santander US Debt SA Universal (E)(p)
   4.940% due 09/21/07                                    900             901
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    355             380
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                     65              61

                                                       Fixed Income III Fund  77

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Secunda International, Ltd. (E)
   13.507% due 09/01/12                                   220             231
Shinsei Finance Cayman, Ltd. (f)(p)
   6.418% due 01/29/49                                    375             363
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                     20              20
Stora Enso Oyj (p)
   7.250% due 04/15/36                                    245             245
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    160             152
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    147             152
   6.664% due 09/15/13                                    127             131
Talisman Energy, Inc.
   5.125% due 05/15/15                                    140             132
Telecom Italia Capital SA
   4.000% due 01/15/10                                    565             532
   4.875% due 10/01/10                                    225             216
   6.108% due 07/18/11 (E)                                930             930
   6.200% due 07/18/11                                    165             166
   5.250% due 10/01/15                                    650             598
   7.200% due 07/18/36                                    305             311
Telefonica Emisones SAU
   5.714% due 06/19/09 (E)                                770             771
   5.984% due 06/20/11                                    175             176
   6.421% due 06/20/16                                    120             121
   7.045% due 06/20/36                                    450             462
Telefonica Europe BV
   7.750% due 09/15/10                                    855             913
   8.250% due 09/15/30                                    100             116
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    445             432
TELUS Corp.
   8.000% due 06/01/11                                    595             650
TNK-BP Finance SA (N)(A)
   7.500% due 07/18/16                                    540             546
Tyco International Group SA
   6.750% due 02/15/11                                    825             860
UBS Luxembourg SA for OJSC Vimpel Communications
   (p)
   8.250% due 05/23/16                                    135             134
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    120             126
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    365             360
   8.250% due 01/17/34                                    145             164
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    270             261
Venezuela Government International Bond
   6.000% due 12/09/20                                    380             343
Woori Bank (E)(p)
   6.125% due 05/03/16                                    205             204

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WPP Finance UK Corp.
   5.875% due 06/15/14                                    115             113
                                                                 ------------
                                                                       37,670
                                                                 ------------

Loan Agreements - 0.8%
ALLTEL Holding Corp., Term Loan
   7.260% due 07/17/13                                    330             330
Avis Budget Holdings, Term Loan
   6.350% due 04/19/12                                    160             160
AWAS, Second Lien Term Loan
   11.500% due 03/21/13                                   200             200
Georgia-Pacific Corp., Second Lien Term Loan
   7.300% due 12/20/12                                    229             230
   7.850% due 02/01/12                                     56              57
   7.499% due 02/01/12                                     15              16
Georgia-Pacific Corp., Term Loan B
   8.300% due 12/23/13                                    598             301
Healthsouth Corp., Term Loan B
   8.520% due 03/10/13                                    600             600
Starbound Reinsurance, Ltd.
   7.230% due 03/31/08                                  3,500           3,500
United Airlines, Inc., Term Loan                          400             405
   8.625% due 02/01/12
   9.188% due 02/01/12
Visteon Corp.
   8.610% due 06/13/13                                    300             300
                                                                 ------------
                                                                        6,099
                                                                 ------------

Mortgage-Backed Securities - 39.7%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.625% due 07/25/35                                    666             667
American Home Mortgage Assets (E)
   Series 2006-2 Class 2A2
   5.615% due 09/25/46                                    800             800
American Home Mortgage Investment Trust (E)
   Series 2004-1 Class 1A
   5.673% due 04/25/44                                    204             204
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    311             301

 78  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    710             697
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    455             439
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    360             348
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  1,500           1,437
   Series 2006-3 Class A4
   5.889% due 07/10/44                                  1,015           1,020
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                    333             322
   Series 2005-F Class 1A2 (E)
   5.728% due 09/20/35                                    245             246
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    930             898
   Series 2006-A Class 3A2
   5.934% due 02/20/36                                    436             438
   Series 2006-A Class 4A1 (E)
   5.563% due 02/20/36                                    926             918
Banc of America Mortgage Securities
   Series 2003-D Class 1A2 (E)
   6.104% due 05/25/33                                      4               4
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     21              21
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    819             798
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                    428             415
   Series 2005-L Class 3A1 (E)
   5.456% due 01/25/36                                    457             451
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    216             213
   Series 2003-10 Class 2A2 (E)
   5.835% due 12/25/33                                    488             491
   Series 2003-2 Class CB2 (E)
   5.885% due 04/25/33                                    223             224
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    130             128
   Series 2004-11 Class 1CB1
   6.000% due 12/25/34                                    155             153
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    121             120
   Series 2005-3 Class 2A1
   5.500% due 04/25/35                                    210             207
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    274             271
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                    227             224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                    397             391
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    606             606
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2005-10 Class A1
   4.750% due 10/25/35                                  1,514           1,488
   Series 2005-7 Class 1A2
   4.750% due 08/25/35                                    145             141
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.406% due 05/25/35                                    546             543
   Series 2006-3 Class 33A1 (E)
   6.207% due 05/25/36                                    574             579
   Series 2006-3 Class 34A1
   6.220% due 05/25/36                                    245             247
   Series 2006-4 Class 23A5
   6.248% due 08/25/36                                    973             977
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                    433             428
Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA Class E (p)
   5.064% due 05/14/16                                    265             263
   Series 2005-PW1 Class A4
   5.405% due 12/11/40                                  1,500           1,469
Bear Stearns Mortgage Funding Trust (E)
   Series 2006-AR1 Class 1A2
   5.650% due 07/25/36                                    625             625
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                    677             660
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                     94              92
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    610             597
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                  1,500           1,457

                                                       Fixed Income III Fund  79

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/16/34                                    222             229
   Series 2006-C7 Class A2
   5.690% due 06/10/46                                    235             236
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                    268             265
   Series 2004-2CB Class 1A4 (E)
   5.785% due 03/25/34                                     --              --
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    144             143
   Series 2005-51 Class 2A1 (E)
   5.567% due 11/20/35                                    980             984
   Series 2005-51 Class 2A2A (E)
   5.668% due 11/20/35                                    534             537
   Series 2005-51 Class 4A1 (E)
   5.645% due 11/25/35                                    937             942
   Series 2005-56 Class 2A2 (E)
   6.183% due 11/25/35                                    854             872
   Series 2005-59 Class 1A2B (E)
   5.638% due 11/20/35                                    504             505
   Series 2005-63 Class 3A1
   5.900% due 11/25/35                                    471             469
   Series 2005-76 Class 2A2 (E)
   5.843% due 02/25/36                                    863             872
   Series 2005-81 Class X1
   Interest Only STRIP
   1.736% due 02/25/37                                  2,512             140
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    322             318
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                    347             346
   Series 2006-OA1 Class 2X
   Interest Only STRIP
   1.043% due 03/20/46                                  3,689             181
   Series 2006-OA1 Class 4A1 (E)
   5.540% due 08/25/46                                  1,300           1,300
   Series 2006-OA1 Class A1A (E)
   5.280% due 07/25/36                                    787             787
   Series 2006-OA2 Class A2A (E)
   5.231% due 05/20/46                                    519             520
   Series 2006-OA6 Class 1A3 (E)
   5.593% due 04/25/36                                    535             537
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.785% due 09/25/34                                    832             836
   Series 2005-11 Class 5A1 (E)
   5.381% due 03/25/35                                    154             155
   Series 2005-3 Class 1A3 (E)
   5.563% due 04/25/35                                    339             339

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-9 Class M6 (E)
   5.731% due 05/25/35                                     --              --
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                    183             180
   Series 2006-1 Class A2
   6.000% due 03/25/36                                    362             357
   Series 2006-HYB Class 3A1A
   6.132% due 05/20/36                                    524             533
   Series 2006-OA5 Class 2A1 (E)
   5.585% due 04/25/46                                  1,485           1,486
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2001-SPG Class A2 (p)
   6.515% due 08/13/18                                    100             104
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                     61              62
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     25              25
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    615             585
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class AAB
   5.557% due 02/15/39                                    130             129
Crown Castle Towers LLC (p)
   Series 2005-1A Class C
   5.074% due 06/15/35                                    150             146
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                     10              10
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                    905             901
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    534             538
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.824% due 04/10/23                                  6,264             135
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   6.483% due 07/19/44                                    269             271
   Series 2006-AR1 Class 2A1A (E)
   5.222% due 04/19/47                                    870             870

 80  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   6.000% due 2016                                         31              32
   5.000% due 2017                                         12              12
   5.500% due 2017                                         49              48
   6.000% due 2017                                         62              63
   6.500% due 2017                                        128             129
   4.000% due 2018                                      1,975           1,847
   4.500% due 2018                                        680             652
   5.000% due 2018                                      1,551           1,512
   10.000% due 2018                                        45              49
   4.500% due 2020                                        447             428
   5.000% due 2020                                         82              80
   5.500% due 2020                                        189             187
   10.000% due 2024                                        41              45
   5.500% due 2025                                        445             436
   5.702% due 2025 (E)                                     36              36
   6.513% due 2026 (E)                                    221             226
   7.500% due 2027                                          9               9
   7.000% due 2028                                         30              31
   5.500% due 2029                                        628             613
   6.500% due 2029                                          3               3
   7.000% due 2029                                         94              97
   7.500% due 2029                                        106             107
   8.000% due 2029                                          7               7
   8.500% due 2029                                          9               9
   7.000% due 2030                                          8               8
   7.500% due 2030                                         70              73
   8.500% due 2030                                        323             348
   9.500% due 2030                                         91             100
   7.000% due 2031                                        546             561
   7.500% due 2031                                        238             244
   8.000% due 2031                                        329             348
   8.500% due 2031                                        280             301
   6.000% due 2032                                      1,043           1,042
   6.500% due 2032                                          3               4
   7.000% due 2032                                        640             658
   7.500% due 2032                                        256             264
   8.000% due 2032                                         36              38
   3.908% due 2033 (E)                                    713             697
   4.660% due 2033 (E)                                    436             434
   4.693% due 2033 (E)                                    874             861
   5.000% due 2033                                      1,288           1,228
   5.500% due 2033                                      2,670           2,603
   6.000% due 2033                                      1,615           1,649
   5.000% due 2034                                      1,526           1,450
   5.500% due 2034                                     14,819          14,441
   6.000% due 2034                                        658             655
   7.000% due 2034                                        405             416
   7.500% due 2034                                        162             167
   4.486% due 2035 (E)                                  1,537           1,515

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.837% due 2035 (E)                                  1,559           1,522
   5.000% due 2035                                      1,166           1,106
   5.500% due 2035                                     14,180          13,781
   6.000% due 2035                                        609             607
   7.000% due 2035                                      3,195           3,279
   7.500% due 2035                                        849             880
   5.000% due 2036                                        540             515
   5.500% due 2036                                      5,000           4,856
   7.000% due 2036                                        494             508
   15 Year TBA (I)
   4.500%                                              16,980          16,216
   5.000%                                               9,325           9,054
   5.500%                                               1,325           1,311
   30 Year TBA (I)
   4.500%                                               1,325           1,217
   5.000%                                              13,965          13,210
   5.500%                                              28,710          27,876
   6.000%                                              15,710          15,513
   6.500%                                               1,375           1,391
   7.000%                                               1,945           1,994
   7.500%                                                 200             207
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    539             545
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                     90              96
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     42              10
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    328             338
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     45              11
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                     47              12
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     22               6
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   2.773% due 12/25/29                                     17              --
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    156             150
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    242              10
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    106              26

                                                       Fixed Income III Fund  81

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-32 Class FH (E)
   5.785% due 11/25/22                                    729             737
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    146              37
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                    890             223
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    186              48
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    182              45
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    169              43
   Series 2003-78 Class FI (E)
   5.785% due 01/25/33                                    724             728
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    160              27
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                     34               5
   Series 2004-21 Class FL (E)
   5.735% due 11/25/32                                    372             373
   Series 2005-110 Class MB
   5.500% due 09/25/35                                    625             619
   Series 2006-28 Class 1P
   Interest Only STRIP
   0.818% due 03/25/36                                  4,507             116
   Series 2006-5 Class 3A2 (E)
   4.678% due 05/25/35                                    100              98
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                     80              85
   Series 2005-T2 Class 1A1 (E)
   5.250% due 11/28/35                                      8               8
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,671
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    225             229
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    121             123
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    114             115
   Series 2005-63 Class 1A1 (E)
   5.343% due 02/25/45                                     70              70

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                    361             361
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    515             517
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     55              58
   Series 2004-AR5 Class 4A1 (E)
   5.670% due 10/25/34                                    141             139
   Series 2005-AR5 Class 3A1 (E)
   5.529% due 10/25/35                                    232             230
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     29              30
Freddie Mac
   8.500% due 2017                                         61              64
   10.500% due 2017                                        25              28
   5.000% due 2018                                        890             865
   4.800% due 2019                                      3,947           3,681
   5.000% due 2019                                      1,669           1,622
   10.000% due 2020                                        63              68
   6.413% due 2027 (E)                                     51              52
   6.013% due 2028 (E)                                     41              42
   6.324% due 2028 (E)                                     38              39
   4.039% due 2034 (E)                                    125             124
   4.683% due 2034 (E)                                    496             495
   4.916% due 2034 (E)                                  1,118           1,094
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     69              69
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    126             132
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   1.625% due 06/17/27                                    512              15
   Series 2001-229 Class KF (E)
   5.635% due 07/25/22                                    375             373
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                    584             604
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                    331              41
   Series 2003-261 Class UI
   Interest Only STRIP
   6.500% due 05/15/33                                    122              30
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    814             783

 82  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-263 Class YH
   3.500% due 08/15/22                                     --              --
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    155              38
   Series 2003-266 Class MA
   4.500% due 10/15/31                                    297             289
   Series 2003-269 Class FE (E)
   5.969% due 12/15/28                                    710             716
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    709              40
   Series 2004-277 Class UF (E)
   5.669% due 06/15/33                                    936             938
   Series 2004-281 Class DF (E)
   5.819% due 06/15/23                                    271             273
   Series 2004-287 Class GC
   5.000% due 11/15/29                                    170             164
   Series 2004-289 Class PC
   5.000% due 07/15/30                                    340             328
   Series 2005-291 Class KP
   5.000% due 11/15/29                                    215             208
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    360              62
   Series 2005-294 Class FA (E)
   5.539% due 03/15/20                                    531             531
   Series 2005-302 Class MB
   5.000% due 12/15/28                                    200             194
   Series 2005-305 Class JF (E)
   5.669% due 10/15/35                                     --              --
   Series 2005-306 Class PC
   5.000% due 02/15/29                                    620             602
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                               493             515
   15 Year TBA (I)
   5.500%                                               3,325           3,287
   30 Year TBA (I)
   5.000%                                               6,775           6,404
   5.500%                                               3,720           3,613
   6.000%                                               1,945           1,933
Freddie Mac Gold
   6.000% due 2016                                         55              55
   5.000% due 2018                                        107             104
   5.500% due 2020                                      2,036           2,017
   5.500% due 2024                                        287             282
   8.500% due 2025                                         22              24
   8.500% due 2027                                        107             115
   6.451% due 2030 (E)                                      9               9
   7.000% due 2030                                         87              90
   7.500% due 2030                                        218             226
   8.000% due 2030                                         77              81
   7.000% due 2031                                        198             204
   7.500% due 2031                                         17              18

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2031                                         20              21
   7.500% due 2032                                        128             132
   5.000% due 2033                                        684             653
   6.500% due 2033                                         62              63
   7.000% due 2033                                         43              44
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     35               9
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    119              28
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                     91              21
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                     67              17
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    728             724
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    305             315
   Series 2002-3A Class A1
   4.229% due 12/10/37                                  1,387           1,348
Ginnie Mae I
   10.500% due 2016                                        24              26
   11.000% due 2020                                        61              66
   10.000% due 2022                                        51              56
   7.500% due 2024                                         25              26
   7.500% due 2032                                         32              33
Ginnie Mae II (E)
   4.750% due 2023                                         25              25
   5.125% due 2023                                         66              66
   4.750% due 2024                                        360             361
   5.375% due 2025                                        105             105
   4.375% due 2025                                        124             124
   4.750% due 2025                                          6               6
   5.125% due 2026                                         84              85
   5.375% due 2027                                        144             145
   4.750% due 2027                                        116             116
   5.125% due 2027                                          9               9
   5.375% due 2028                                          5               5
   4.375% due 2030                                        279             280
   30 Year TBA (I)
   5.500%                                               1,100           1,077

                                                       Fixed Income III Fund  83

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    225             217
   Series 2006-1 Class B
   5.588% due 02/15/36                                    125             124
   Series 2006-1 Class C
   5.707% due 02/15/36                                    190             188
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A (E)
   5.187% due 05/25/35                                    378             365
   Series 2005-AR6 Class 3A1
   5.293% due 11/19/35                                    758             746
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   Interest Only STRIP
   3.231% due 08/16/29                                    173              12
   Series 1999-44 Class SA
   Interest Only STRIP
   3.469% due 12/16/29                                    187              16
   Series 2000-29 Class S
   Interest Only STRIP
   3.419% due 09/20/30                                     51               3
   Series 2002-27 Class SA
   Interest Only STRIP
   2.919% due 05/16/32                                     73               4
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   1.764% due 08/25/45                                  2,602              79
   Series 2005-AR4 Class X4
   Interest Only STRIP
   1.102% due 10/25/45                                  3,607             113
   Series 2006-AR2 Class 3A2 (E)
   5.705% due 03/25/36                                    806             806
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,115           1,092
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                  1,040           1,017
GS Mortgage Securities Corp. II (A)
   Series 2006-RR2 Class A1
   5.816% due 01/07/36                                    305             299
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                     58              60
   Series 1999-3 Class A
   8.000% due 08/19/29                                     96             101
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                    307             322
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    169             179

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.405% due 06/25/34                                    523             518
   Series 2005-AR6 Class 2A1 (E)
   4.540% due 09/25/35                                  1,567           1,533
Harborview Mortgage Loan Trust
   Series 2005-10 Class 2A1A (E)
   5.680% due 11/19/35                                    895             898
   Series 2005-10 Class 2A1B (E)
   5.750% due 11/19/35                                    448             451
   Series 2005-14 Class 3A1A
   5.318% due 12/19/35                                    238             236
   Series 2005-16 Class 3A1A (E)
   5.620% due 01/19/36                                  1,467           1,471
   Series 2005-16 Class 3A1B (E)
   5.250% due 01/19/36                                    611             613
   Series 2005-16 Class X1
   Interest Only STRIP
   1.046% due 01/19/36                                  2,270              70
   Series 2005-16 Class X3
   Interest Only STRIP
   1.289% due 01/19/36                                  6,209             169
   Series 2005-2 Class 2A1A (E)
   5.590% due 05/19/35                                    192             192
   Series 2005-2 Class X
   Interest Only STRIP
   1.012% due 05/19/35                                  4,043              97
   Series 2005-3 Class X2
   Interest Only STRIP
   0.699% due 06/19/35                                  3,740              80
   Series 2005-5 Class 2A1B (E)
   5.370% due 07/19/45                                    255             256
   Principal Only STRIP
   Series 2006-1 Class PO1
   Zero coupon due 03/19/37                                 1               1
   Series 2006-1 Class X1
   Interest Only STRIP
   1.344% due 03/19/37                                  3,478             168
   Principal Only STRIP
   Series 2006-5 Class PO2
   Zero coupon due 07/19/47                                --              --
   Series 2006-5 Class X2
   Interest Only STRIP
   2.193% due 07/19/47                                  2,907             124
   Series 2006-7 Class 2A1B (E)
   5.638% due 08/19/46                                    675             675
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.635% due 06/25/34                                    138             138

 84  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   0.642% due 07/25/35                                  2,950              92
   Series 2005-AR2 Class 1A21
   5.890% due 12/25/35                                    341             340
   Series 2006-AR6 Class 2A1B (E)
   5.635% due 06/25/47                                    858             861
   Series 2006-AR7 Class 5A1
   6.164% due 03/25/36                                    369             371
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    250             248
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    390             377
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    569             547
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    505             488
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                    440             448
   Series 2006-LDP Class AJ
   5.876% due 04/15/45                                    370             374
   Series 2006-RR1 Class A1 (p)
   5.457% due 10/18/52                                    270             264
JP Morgan Mortgage Trust
   Series 2005-A6 Class 1A2
   5.152% due 09/25/35                                    475             463
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.984% due 06/15/29                                  1,055           1,041
   Series 2005-C5 Class A2
   4.885% due 09/15/30                                    150             147
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                  1,500           1,441
   Series 2006-C4 Class A4
   5.900% due 06/15/38                                    255             260
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                    374             372
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,215           1,211
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.685% due 11/25/35                                  1,279           1,280
Luminent Mortgage Trust (E)
   Series 2006-1 Class A1
   5.625% due 04/25/36                                    602             603
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.658% due 06/25/33                                    369             365

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                     39              40
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    170             167
Mastr Alternative Loans Trust
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    410             401
Mastr Alternative Loans Trust
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    267             265
Mastr Asset Securitization Trust (E)
   Series 2003-11 Class 6A8
   5.885% due 12/25/33                                    819             823
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                    243             254
   Series 2005-2 Class 1A4
   8.000% due 05/25/35                                    308             313
Mastr Specialized Loan Trust (p)
   Series 2005-2 Class A2
   5.150% due 07/25/35                                    191             186
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.609% due 06/15/30                                    375             376
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   5.505% due 08/25/35                                    371             371
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    185             175
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    140             133
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    615             598
   Series 2005-GGP Class E (p)
   4.330% due 11/15/10                                    105             103
   Series 2005-GGP Class F (p)
   4.350% due 11/15/10                                    105             103
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.930% due 04/25/29                                    185             185
Morgan Stanley Capital I
   Series 1999-FNV Class G (p)
   6.120% due 03/15/31                                    130             130
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    810             792

                                                       Fixed Income III Fund  85

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I (p)
   Series 2001-TOP Class E
   7.337% due 02/15/33                                    100             104
Morgan Stanley Mortgage Loan Trust
   6.231% due 08/25/36                                    530             530
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                    226             228
Nomura Asset Acceptance Corp.
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                    415             406
   Series 2006-AF1 Class 1A2
   6.159% due 05/25/36                                    465             467
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                     83              82
   Series 2004-CL1 Class 1A2 (E)
   5.785% due 02/25/34                                     55              56
   Series 2004-CL1 Class 2A2 (E)
   5.785% due 02/25/19                                     27              27
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.985% due 04/25/34                                    148             149
   Series 2004-QS8 Class A4 (E)
   5.785% due 06/25/34                                    723             726
   Series 2005-QA1 Class A41
   5.728% due 09/25/35                                    224             223
   Series 2005-QA8 Class NB3
   5.502% due 07/25/35                                    461             459
   Series 2006-QO1 Class 1A1 (E)
   5.615% due 02/25/46                                    313             314
   Series 2006-QO1 Class 2A1 (E)
   5.655% due 02/25/46                                    322             323
   Series 2006-QO6 Class A2 (E)
   5.615% due 06/25/46                                    799             799
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                  1,070           1,073
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                     81              82
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    157             159
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                    227             230
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.675% due 06/25/33                                    214             214
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.835% due 02/25/34                                    827             830

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   5.785% due 07/25/18                                    807             810
   Series 2003-S5 Class 1A2
   5.835% due 11/25/18                                    416             418
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 04/20/34                                  1,227           1,227
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  1,518           1,434
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    171             168
Structured Asset Mortgage Investments, Inc.
   5.580% due 08/25/36                                    575             575
   Series 2006-AR2 Class A2
   5.695% due 02/25/36                                    577             578
   Series 2006-AR3 Class 11A2
   5.655% due 04/25/36                                  1,004           1,004
   Series 2006-AR3 Class 3A1
   5.575% due 02/25/36                                    451             451
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.973% due 11/25/32                                     36              37
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    155             153
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,105           1,085
Thornburg Mortgage Securities Trust (E)
   Series 2005-3 Class A1
   5.615% due 10/25/35                                     --              --
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100              98
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,095           1,059
   Series 2005-C21 Class A4
   5.553% due 10/15/44                                  1,500           1,454

 86  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wamu Alternative Mortgage Pass-Through
   Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                    220             209
Wamu Mortgage Pass-Through Certificates (E)
   Series 2005-AR1 Class A1B3
   5.623% due 12/25/45                                    740             742
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                    323             325
   Series 2006-5 Class LB1
   6.000% due 07/25/36                                    225             219
   Series 2006-AR2 Class A1A (E)
   5.222% due 04/25/46                                    677             680
   Series 2006-AR5 Class 3A (E)
   5.372% due 07/25/46                                    360             360
Washington Mutual, Inc.
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                     43              41
   Series 2003-S9 Class A2 (E)
   5.935% due 10/25/33                                    750             753
   Series 2004-AR1 Class A2C (E)
   5.573% due 07/25/44                                    121             122
   Series 2004-AR1 Class A3 (E)
   5.573% due 10/25/44                                     95              95
   Series 2004-AR1 Class X
   Interest Only STRIP
   0.547% due 07/25/44                                  3,387              62
   0.465% due 10/25/44                                  5,012              83
   Series 2004-AR8 Class X
   Interest Only STRIP
   0.548% due 06/25/44                                  1,998              34
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                     97              96
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    256             257
   Series 2005-AR1 Class 1A1
   4.841% due 10/25/35                                    605             595
   Series 2005-AR1 Class A1A1 (E)
   5.675% due 10/25/45                                    971             972
   5.594% due 12/25/45                                    919             922
   Series 2005-AR1 Class A1B1 (E)
   5.675% due 08/25/45                                    275             275
   5.645% due 10/25/45                                    502             503
   5.635% due 11/25/45                                    469             471
   5.635% due 12/25/45                                    439             439
   Series 2005-AR6 Class B3 (E)
   6.045% due 04/25/45                                    424             424
   Series 2005-AR8 Class 2A1A (E)
   5.675% due 07/25/45                                    997           1,000
   Series 2005-AR8 Class 2AB3 (E)
   5.745% due 07/25/45                                    399             400

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-AR4 Class 1A1B (E)
   4.951% due 05/25/46                                    703             701
   Series 2006-AR7 Class 1A (E)
   5.412% due 07/25/46                                    340             340
   Series 2006-AR8 Class 1A5
   5.942% due 08/25/46                                    110             109
   Series 2006-AR8 Class 2A3 (E)
   6.174% due 08/25/46                                     75              74
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.381% due 07/25/34                                    258             259
   Series 2004-T Class A1 (E)
   3.458% due 09/25/34                                    257             259
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                    518             494
   Series 2005-14 Class 2A1
   5.500% due 12/25/35                                    419             401
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                    647             621
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                    404             389
   Series 2006-1 Class A3
   5.000% due 03/25/21                                    375             362
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    981             970
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                    547             532
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                    302             303
   Series 2006-AR1 Class 5A1 (E)
   5.607% due 07/25/36                                    492             488
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    666             655
   Series 2006-AR4 Class 1A1 (E)
   5.868% due 04/25/36                                    669             664
   Series 2006-AR4 Class 2A1 (E)
   5.991% due 04/25/36                                    998             985
   Series 2006-AR5 Class 2A1 (E)
   5.549% due 04/25/36                                    413             411
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.480% due 08/25/36                                    631             631
                                                                 ------------
                                                                      308,375
                                                                 ------------

                                                       Fixed Income III Fund  87

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Municipal Bonds - 0.4%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly
   demand
   6.375% due 06/01/32                                    800             859
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    140             145
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                    200             205
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly
   demand
   6.250% due 06/01/33                                    435             475
New Jersey Economic Development Authority
   Revenue Bonds,
   weekly demand
   5.750% due 06/15/34                                    235             247
New York State Urban Development Corp. Revenue
   Bonds, weekly
   demand (u)
   5.250% due 03/15/34                                    180             191
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    100             102
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    150             136
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    175             176
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    250             250
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                     65              63
                                                                 ------------
                                                                        2,849
                                                                 ------------

Non-US Bonds - 1.0%
Argentina Bocon
   2.000% due 01/03/16                           ARS      630             365
Brazilian Government International Bond
   12.500% due 01/05/16                          BRL      818             378
Bundesrepublik Deutschland
   Series 03
   4.750% due 07/04/34                           EUR      250             348
Colombia Government International Bond
   12.000% due 10/22/15                          COP  645,000             308

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Bundesrepublik
   Series 01
   5.000% due 07/04/11                           EUR      211             285
International Bank for Reconstruction &
   Development
   Zero coupon due 08/20/07                      NZD      303             174
Mexican Bonos
   Series M 20
   10.000% due 12/05/24                          MXN    6,610             669
Poland Government Bond
   Series 1015
   6.250% due 10/24/15                           PLN      376             127
Province of Ontario
   4.500% due 03/08/15                           CAD      285             250
Province of Quebec Canada
   5.000% due 12/01/15                           CAD      490             441
Quebec Residual
   Zero coupon due 12/01/36                      CAD      880             172
Queensland Treasury Corp.
   Series 15G
   6.000% due 10/14/15                           AUD      912             699
Russia Paris Club Participant
   2.025% due 08/20/20                           JPY   16,852             147
Sweden Government Bond
   Series 1047
   5.000% due 12/01/20                           SEK      655             102
   Series 1048
   4.000% due 12/01/09                           SEK    2,260             318
   Series 1049
   4.500% due 08/12/15                           SEK    1,090             159
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      900           1,734
   8.000% due 09/27/13                           GBP      334             749
                                                                 ------------
                                                                        7,425
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional            6,770              55
                                                                 ------------

United States Government Agencies - 4.3%
Fannie Mae
   4.200% due 03/24/08                                  3,500           3,435
   4.050% due 02/06/09                                  4,300           4,180
   3.875% due 02/15/10 (N)                              1,075           1,028
   4.125% due 05/12/10                                  2,800           2,693
   5.050% due 02/07/11                                  2,200           2,180
   Zero coupon due 10/09/19 (E)                           695             324

 88  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank
   4.800% due 05/02/08                                  5,800           5,753
   Series 577
   4.500% due 09/26/08                                  5,500           5,417
Federal Home Loan Bank System
   5.375% due 08/19/11 (N)                                800             803
   Series IY08
   3.400% due 03/18/08                                  2,000           1,941
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               130              78
   Zero coupon due 06/06/16                               380             225
   Zero coupon due 12/27/16                               450             259
   Zero coupon due 10/06/17                               495             274
   Zero coupon due 11/30/17                               275             151
   Zero coupon due 11/30/17                               570             312
   Zero coupon due 02/08/18                               115              62
   Zero coupon due 08/03/18                             1,030             542
   Zero coupon due 11/02/18                               240             124
   Zero coupon due 12/06/18                               445             229
   Zero coupon due 12/27/18                             1,195             613
   Zero coupon due 04/05/19                               475             240
Freddie Mac
   3.450% due 03/12/08                                  2,000           1,943
   4.750% due 01/19/16 (N)                                325             310
   2.750% due 03/15/08 (N)                                280             269
                                                                 ------------
                                                                       33,385
                                                                 ------------
United States Government Treasuries - 10.4%
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09 (N)                                586             607
   2.375% due 04/15/11 (N)                              1,580           1,579
   3.375% due 01/15/12 (N)                              2,081           2,188
   3.000% due 07/15/12 (N)                              1,250           1,292
   1.875% due 07/15/13                                    330             319
   2.000% due 01/15/14                                    438             426
   2.000% due 07/15/14 (N)                              4,055           3,935
   2.000% due 01/15/16 (N)                                918             886
   2.500% due 07/15/16                                    200             202
   2.375% due 01/15/25 (N)                                752             746
   2.000% due 01/15/26 (N)                              2,422           2,263
   3.625% due 04/15/28 (N)                                501             607
United States Treasury Notes
   4.375% due 12/31/07 (N)                              1,310           1,298
   4.625% due 02/29/08 (N)                              5,000           4,970
   5.125% due 06/30/08 (N)                              1,585           1,589
   4.875% due 05/15/09 (N)                              9,300           9,288
   4.375% due 12/15/10 (N)                              2,200           2,154
   4.500% due 02/28/11 (N)                                660             649
   4.875% due 05/31/11 (N)                              3,635           3,628
   5.125% due 06/30/11 (N)                                270             272
   5.000% due 07/31/11                                  3,600           3,595

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 08/15/11 (N)                                350             352
   3.875% due 02/15/13 (N)                              2,475           2,330
   4.250% due 08/15/13 (N)                                300             288
   0.010% due 11/15/13 (N)                              1,100             770
   4.250% due 08/15/15 (N)                              6,495           6,155
   4.500% due 02/15/16 (N)                                900             867
   5.125% due 05/15/16 (N)                                775             783
   8.125% due 08/15/19 (N)                              4,950           6,344
   0.010% due 11/15/21 (N)                              8,270           3,750
   6.250% due 08/15/23 (N)                                 80              90
   7.625% due 02/15/25 (N)                              1,450           1,869
   6.000% due 02/15/26 (N)                              4,870           5,361
   6.375% due 08/15/27 (N)                                745             859
   6.125% due 08/15/29 (N)                              4,810           5,435
   5.375% due 02/15/31 (N)                                300             310
   4.500% due 02/15/36 (N)                              3,125           2,852
                                                                 ------------
                                                                       80,908
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $648,137)                                                       645,779
                                                                 ------------

COMMON STOCKS - 0.2%
Financial Services - 0.2%
Emerging Market Local Currency Fund (AE)               94,204           1,065
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,056)                                                           1,065
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.1%
DG Funding Trust (E)(A)                                    59             624
                                                                 ------------

Producer Durables - 0.0%
Nexen, Inc.                                             4,055             102
                                                                 ------------

Utilities - 0.1%
Rural Cellular Corp. (AE)(N)                              345             417
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,123)                                                           1,143
                                                                 ------------

                                                       Fixed Income III Fund  89

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc.
   2009 Warrants (AE)                                      20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. (p)(AE)
   2009 Warrants                                          450              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series E                                         1,300,000              33
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $40)                                                                 33
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sept 2006 92.50 Put (5)                              1,156              --
   Sept 2006 94.00 Put (141)                           33,135               1
   Dec 2006 91.75 Put (49)                             11,239              --
   Dec 2006 92.00 Put (95)                             21,850               1
   Dec 2006 92.25 Put (117)                            26,983               1
   Dec 2006 92.50 Put (91)                             21,044               1
   Dec 2006 92.75 Put (43)                              9,971              --
   Mar 2007 92.00 Put (40)                              9,200              --
   Mar 2007 92.25 Put (40)                              9,225              --
   Jun 2007 91.25 Put (368)                            83,950               2
   Jun 2007 94.25 Put (294)                            69,274              70
   Sep 2007 90.50 Put (276)                            62,445               2
Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (1)                               2,555              --
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                               5,110              37
   USD Three Month LIBOR/
   USD 4.500%
   Oct 2006 0.00 Call (3)                              12,900              --
   USD Three Month LIBOR/
   USD 4.750%
   Aug 2006 0.00 Call (1)                               2,000              --

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 5.130%
   Oct 2006 0.00 Call (1)                               2,200               2
   USD Three Month LIBOR/
   USD 4.800%
   Dec 2006 0.00 Call (1)                               6,000               2
   USD Three Month LIBOR/
   USD 5.170%
   Feb 2007 0.00 Call (1)                               4,600              12
   USD Three Month LIBOR/
   USD 5.000%
   Mar 2007 0.00 Call (2)                               9,000              15
   USD Three Month LIBOR/
   USD 5.080%
   Apr 2007 0.00 Call (1)                               2,300               6
   USD Three Month LIBOR/
   USD 5.200%
   May 2007 0.00 Call (2)                              20,100              78
   USD Three Month LIBOR/
   USD 5.525%
   Jun 2007 0.00 Call (2)                              11,000              53
   USD Three Month LIBOR/
   USD 5.500%
   Jun 2007 0.00 Call (1)                               8,000              38
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                               6,000              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $502)                                                               321
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 29.9%
Abbey National NA LLC (c)(z)
   5.250% due 08/04/06                                  4,500           4,495
Abitibi-Consolidated, Inc.
   6.950% due 12/15/06                                    138             139
American General Finance Corp. (E)
   Series MTNG
   5.489% due 03/23/07                                    100             100
Arizona Public Service Co.
   6.750% due 11/15/06                                     60              60
ASB Bank Ltd. (c)(z)
   5.250% due 09/14/06                                  2,300           2,285

 90  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AT&T, Inc. (p)
   4.389% due 06/05/07                                    600             593
Bank of America Corp. (z)
   5.375% due 10/27/06                                  3,600           3,573
Barclays Bank PLC (z)
   5.343% due 01/29/07                                  2,000           2,005
BNP Paribas (c)(z)
   5.000% due 08/28/06                                  3,300           3,288
Calyon
   5.335% due 09/01/06                                  4,900           4,899
Caremark Rx, Inc.
   7.375% due 10/01/06                                    535             536
CBA (DE) Finance Discount Notes (c)(z)
   5.080% due 08/21/06                                  2,200           2,194
CC Funding Trust I
   6.900% due 02/16/07                                    230             231
Comcast Cable Communications Holdings, Inc. (N)
   8.375% due 05/01/07                                     40              41
CSX Corp. (E)
   5.430% due 08/03/06                                     93              93
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.503% due 11/17/06                                    900             900
Danske Corp. (z)
   5.375% due 10/26/06                                  3,500           3,452
DNB Nor Bank ASA (c)(z)
   4.990% due 08/18/06                                  4,700           4,689
Donohue Forest Products
   7.625% due 05/15/07                                    200             201
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              40
Dutch Treasury Certificate
   Zero Coupon due 10/31/06                             1,100           1,395
Fannie Mae (E)(N)
   5.312% due 09/22/06                                    600             600
Fannie Mae Discount Note (c)(z)
   4.958% due 09/13/06                                  3,600           3,578
FedEx Corp.
   2.650% due 04/01/07                                     70              69
Ford Motor Credit Co. (E)
   6.374% due 03/21/07                                    800             798
FPL Group Capital, Inc.
   Series A
   4.086% due 02/16/07                                    160             159
France Treasury Bill BTF
   Zero coupon due 10/19/06                             2,000           2,538
   Zero coupon due 12/21/06                               250             315

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp. (z)
   5.350% due 10/26/06                                  3,300           3,256
   5.370% due 10/10/06                                  1,600           1,583
General Motors Acceptance Corp. (E)
   6.407% due 01/16/07                                    200             200
German Treasury Bills
   Series 0306
   Zero coupon due 09/13/06                             1,000           1,274
   Series 0406
   Zero coupon due 10/18/06                               700             889
GTE Hawaiian Telephone Co.
   Series B
   7.375% due 09/01/06                                     65              65
HBOS Treasury Services PLC (z)
   5.100% due 08/25/06                                  4,300           4,241
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    140             141
ING US Funding, LLC (c)(z)
   5.2350% due 08/03/06                                 3,900           3,899
   5.250% due 08/08/06                                    900             899
IXIS Corp. (c)(z)
   5.200% due 08/11/06                                  5,000           4,993
JPMorgan Chase & Co.
   5.350% due 03/01/07                                     75              75
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              20
Liberty Media Corp. (E)
   6.829% due 09/17/06                                    472             473
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                    415             414
   5.640% due 07/13/07 (E)                                250             250
MGM Mirage
   9.750% due 06/01/07                                    250             257
Monongahela Power Co.
   5.000% due 10/01/06                                    210             210
Netherlands Government Bond
   Series 1
   5.750% due 02/15/07                                    145             188
Norfolk Southern Corp.
   7.350% due 05/15/07                                    100             101
Northrop Grumman Corp.
   4.079% due 11/16/06                                     50              50
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     45              44
Premium Asset Trust/XL Life (E)(p)
   5.426% due 02/02/07                                    245             245
Reynolds American, Inc. (p)
   6.500% due 06/01/07                                    145             145
Russell Investment Company Money Market Fund      131,683,000         131,683

                                                       Fixed Income III Fund  91

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sempra Energy
   4.621% due 05/17/07                                    255             253
Societe Generale NA (z)
   5.370% due 10/10/06                                  3,500           3,464
   5.380% due 10/10/06                                  2,000           1,978
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     20              20
Svenska Handelsbanken AB (c)(z)
   5.340% due 09/12/06                                  2,400           2,386
Svenska Handlesbanken, Inc. (c)(z)
   5.340% due 09/12/06                                  1,600           1,590
Swedbank (z)
   5.360% due 11/01/06                                    500             493
Total SA (c)(z)
   5.290% due 08/01/06                                  4,300           4,300
UBS Financial LLC (c)(z)
   5.225% due 08/08/06                                  5,000           4,995
United States Treasury Bills (z)(sec.)
   4.759% due 08/31/06 (c)                                 75              75
   4.833% due 08/31/06 (c)                                250             249
   4.835% due 09/14/06 (c)                                 30              30
   4.842% due 09/14/06 (c)                                120             119
   4.884% due 09/14/06 (c)                                200             198
   4.911% due 09/14/06 (c)                                 20              20
   4.916% due 09/14/06 (c)                                 50              50
   4.929% due 09/14/06 (c)                                 50              50
   4.932% due 09/14/06 (c)                                520             517
   5.297% due 01/11/07                                    200             195
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07                                  1,022           1,024
United States Treasury Notes (N)
   3.500% due 11/15/06                                  7,850           7,813
   3.125% due 05/15/07                                  3,900           3,840
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $232,449)                                                       232,520
                                                                 ------------

OTHER SECURITIES - 13.4%
Russell Investment Company Money Market Fund (X)   30,407,885          30,408
State Street Securities Lending Quality Trust
   (X)                                             73,883,106          73,883
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $104,291)                                                       104,291
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

TOTAL INVESTMENTS - 126.8%
(identified cost $987,598)                                            985,152

OTHER ASSETS AND LIABILITIES,
NET - (26.8%)                                                        (208,260)
                                                                 ------------

NET ASSETS - 100.0%                                                   776,892
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 92  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euro-Bund Futures (Germany)
   expiration date 09/06 (11)                               1,640                 25
Eurodollar Futures (CME)
   expiration date 09/06 (160)                             37,808                (65)
   expiration date 12/06 (304)                             71,858               (250)
   expiration date 03/07 (236)                             55,838               (304)
   expiration date 06/07 (310)                             73,431               (114)
   expiration date 09/07 (313)                             74,197                (34)
   expiration date 12/07 (139)                             32,957                 (6)
   expiration date 03/08 (58)                              13,752                  8
Germany, Federal Republic
   5 Year Bonds
   expiration date 09/06 (7)                                  983                 (1)
Germany, Federal Republic
   10 Year Bonds
   expiration date 09/06 (4)                                  597                  1
United States Treasury Bonds
   expiration date 09/06 (118)                             12,777                165
United States Treasury
   2 Year Notes
   expiration date 09/06 (163)                             33,165                 78
United States Treasury
   5 Year Notes
   expiration date 09/06 (275)                             28,660                134
United States Treasury
   10 Year Notes
   expiration date 09/06 (508)                             53,864                398

Short Positions
Euro-Bobl Futures (Germany)
   expiration date 09/06 (54)                               7,573                (26)
Germany, Federal Republic
   10 Year Bonds
   expiration date 09/06 (1)                                  149                 (1)
Japanese 10 Year Bond (Japan)
   expiration date 09/06 (11)                              12,688                  4
Long Gilt Bond (UK)
   expiration date 09/06 (16)                               3,278                 (6)
United States Treasury
   2 Year Notes
   expiration date 09/06 (16)                               3,226                (13)
United States Treasury
   5 Year Notes
   expiration date 09/06 (59)                               6,149                (55)

------------------------------------------------------------------------------------
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
United States Treasury
   10 Year Notes
   expiration date 09/06 (31)                               3,287                (20)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (82)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  93

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sept 2006 95.50 Call (7)                                 1,671                 --
   Sept 2006 95.00 Put (6)                                  1,425                 (7)
   Dec 2006 95.00 Put (21)                                  4,988                (24)
   Dec 2006 95.25 Put (193)                                45,958               (339)
   Dec 2006 95.50 Put (15)                                  3,581                (36)
   Mar 2007 94.75 Put (7)                                   1,658                 (5)
   Mar 2007 95.25 Put (8)                                   1,905                (13)

Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/
   EUR 4.10%
   Jul 2007 0.00 Call (1)                                   1,277                 --
   EUR Six Month LIBOR/
   EUR 4.23%
   Jul 2007 0.00 Call (1)                                   2,555                (19)
   USD Three Month LIBOR/
   USD 4.780%
   Aug 2006 0.00 Call (1)                                   1,000                 --
   USD Three Month LIBOR/
   USD 4.540%
   Oct 2006 0.00 Call (2)                                   2,700                 --
   USD Three Month LIBOR/
   USD 4.560%
   Oct 2006 0.00 Call (1)                                   3,000                 --
   USD Three Month LIBOR/
   USD 5.210%
   Oct 2006 0.00 Call (1)                                     900                 (3)
   USD Three Month LIBOR/
   USD 4.850%
   Dec 2006 0.00 Call (1)                                   3,000                 (3)
   USD Three Month LIBOR/
   USD 5.240%
   Feb 2007 0.00 Call (1)                                   2,000                (11)
   USD Three Month LIBOR/
   USD 5.040%
   Mar 2007 0.00 Call (2)                                   4,000                (15)
   USD Three Month LIBOR/
   USD 5.220%
   Apr 2007 0.00 Call (1)                                   1,000                 (7)
   USD Three Month LIBOR/
   USD 5.300%
   May 2007 0.00 Call (1)                                   4,000                (36)
   USD Three Month LIBOR/
   USD 5.320%
   May 2007 0.00 Call (1)                                   4,400                (40)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 5.330%
   Jun 2007 0.00 Call (1)                                   1,000                (10)
   USD Three Month LIBOR/
   USD 5.340%
   Jun 2007 0.00 Call (1)                                   4,000                 --
   USD Three Month LIBOR/
   USD 5.600%
   Jun 2007 0.00 Call (1)                                   3,000                (33)
   USD Three Month LIBOR/
   USD 5.500%
   Jul 2007 0.00 Call (1)                                   2,200                 --
   GBP 4.500%/
   GBP Six Month LIBOR
   Dec 2006 0.00 Put (1)                                    6,164                (34)

United States Treasury Bonds
   Nov 2006 111.00 Call (11)                                1,221                 (7)
   Nov 2006 104.00 Put (11)                                 1,144                 (4)

United States Treasury Notes
   10 Year Futures
   Aug 2006 106.00 Call (14)                                1,484                 (6)
   Aug 2006 108.00 Call (8)                                   864                 --
   Aug 2006 103.00 Put (29)                                 2,987                 --
                                                                     ---------------

Total Liability for Options Written
   (premiums received $651)                                                     (652)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 94  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             173   AUD              226    08/04/06                 --
USD             173   AUD              226    08/04/06                 --
USD             798   AUD            1,079    09/20/06                 28
USD             800   AUD            1,046    09/20/06                  1
USD             800   AUD            1,071    09/20/06                 20
USD             800   AUD            1,072    09/20/06                 21
USD              12   CAD               13    08/04/06                 --
USD             311   CAD              355    09/07/06                  3
USD             786   CAD              879    09/20/06                 (7)
USD             800   CAD              884    09/20/06                (17)
USD             800   CAD              910    09/20/06                  6
USD             800   CHF              978    09/20/06                 (1)
USD             800   CHF              978    09/20/06                 (1)
USD           2,371   CHF            2,899    09/20/06                 (4)
USD             210   CNY            1,625    03/19/07                 (2)
USD             146   EUR              115    08/04/06                  1
USD             178   EUR              141    08/04/06                  2
USD             191   EUR              149    08/04/06                 --
USD             193   EUR              150    08/04/06                 (2)
USD             195   EUR              150    08/04/06                 (3)
USD             348   EUR              271    08/04/06                 (2)
USD             131   EUR              104    08/31/06                  3
USD             800   EUR              628    09/20/06                  4
USD             800   EUR              629    09/20/06                  6
USD             800   EUR              638    09/20/06                 17
USD             801   EUR              626    09/20/06                  1
USD           1,601   EUR            1,244    09/20/06                 (8)
USD           1,602   EUR            1,264    09/20/06                 17
USD             407   EUR              320    09/22/06                  3
USD             428   EUR              340    09/22/06                  8
USD           1,283   EUR            1,020    09/22/06                 25
USD             259   GBP              140    08/16/06                  3
USD             445   GBP              241    08/16/06                  6
USD           1,087   GBP              591    08/16/06                 17
USD           1,134   GBP              612    08/16/06                  9
USD           1,244   GBP              672    08/16/06                 12
USD             955   GBP              514    09/07/06                  6
USD             800   GBP              432    09/20/06                  7
USD             801   GBP              434    09/20/06                 11
USD           1,600   GBP              862    09/20/06                 11
USD              85   JPY            9,800    08/04/06                 --
USD             171   JPY           18,664    08/04/06                 (8)
USD             171   JPY           19,200    08/04/06                 (4)
USD             175   JPY           19,970    08/04/06                 --
USD             187   JPY           20,857    08/04/06                 (5)
USD             187   JPY           20,857    08/04/06                 (5)
USD             190   JPY           20,857    08/04/06                 (8)
USD             192   JPY           20,857    08/04/06                (10)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             207   JPY           23,910    08/04/06                  1
USD             213   JPY           23,910    08/04/06                 (4)
USD             218   JPY           24,419    08/04/06                 (5)
USD             360   JPY           41,545    08/04/06                  2
USD             368   JPY           41,307    08/04/06                 (8)
USD             382   JPY           41,715    08/04/06                (18)
USD             891   JPY           99,965    08/04/06                (19)
USD             667   JPY           73,157    08/15/06                (28)
USD           3,895   JPY          426,880    08/15/06               (163)
USD           2,123   JPY          234,000    09/06/06                (71)
USD             469   JPY           53,000    09/20/06                 (3)
USD             569   JPY           62,690    09/20/06                (18)
USD             800   JPY           92,894    09/20/06                 16
USD             954   JPY          109,200    09/20/06                  5
USD           1,064   JPY          120,310    09/20/06                 (7)
USD           1,101   JPY          126,660    09/20/06                 12
USD           1,102   JPY          122,810    09/20/06                (23)
USD           2,155   JPY          240,380    09/20/06                (43)
USD           1,002   JPY          113,434    11/02/06                  1
USD             800   NOK            4,997    09/20/06                 14
USD           1,951   NOK           12,017    09/20/06                  7
USD           1,961   NOK           12,017    09/20/06                 (4)
USD             800   NZD            1,291    09/20/06                 (6)
USD             800   NZD            1,299    09/20/06                 (1)
USD             801   NZD            1,288    09/20/06                 (9)
USD              45   SEK              325    08/04/06                 --
USD             140   SEK            1,019    08/04/06                  1
USD             169   SEK            1,226    08/04/06                  1
USD             295   SEK            2,128    08/04/06                 --
USD             800   SEK            5,855    09/20/06                 15
USD             800   SEK            5,895    09/20/06                 20
USD           1,576   SEK           11,407    09/20/06                 12
USD              39   SGD               62    08/24/06                 --
USD              40   SGD               63    08/24/06                 --
USD              39   TWD            1,229    08/24/06                 (2)
USD              41   TWD            1,264    08/24/06                 (2)
AUD             226   USD              173    08/04/06                 --
AUD             226   USD              173    08/04/06                 --
AUD             948   USD              722    08/04/06                 (5)
AUD           1,065   USD              800    09/20/06                (16)
AUD           1,085   USD              801    09/20/06                (30)
BRL           3,955   USD            1,710    09/05/06                (91)
CAD             637   USD              576    08/04/06                 13
CAD             888   USD              800    09/20/06                 13
CAD             902   USD              800    09/20/06                  2
CAD             909   USD              800    09/20/06                 (5)
CAD           1,774   USD            1,602    09/20/06                 31
CHF             982   USD              800    09/20/06                 (2)

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  95

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CHF             986   USD              800    09/20/06                 (6)
CHF             991   USD              800    09/20/06                 (9)
CHF             999   USD              800    09/20/06                (16)
EUR             115   USD              149    08/04/06                  2
EUR             141   USD              179    08/04/06                 (1)
EUR             149   USD              192    08/04/06                  1
EUR             150   USD              190    08/04/06                 (1)
EUR             150   USD              192    08/04/06                 --
EUR             153   USD              198    08/04/06                  2
EUR             171   USD              218    08/04/06                 (1)
EUR             280   USD              353    08/30/06                 (5)
EUR             231   USD              294    08/31/06                 (2)
EUR             673   USD              850    08/31/06                (12)
EUR           1,962   USD            2,469    08/31/06                (43)
EUR           1,658   USD            2,155    09/06/06                 32
EUR             631   USD              800    09/20/06                 (8)
EUR             632   USD              800    09/20/06                 (9)
EUR             636   USD              800    09/20/06                (15)
EUR           1,895   USD            2,400    09/20/06                (27)
EUR           2,494   USD            3,156    09/20/06                (38)
EUR             330   USD              418    09/22/06                 (5)
EUR              88   USD              111    09/27/06                 (2)
EUR           1,066   USD            1,352    09/29/06                (15)
EUR           1,730   USD            2,215    09/29/06                 (3)
GBP              46   USD               87    08/04/06                  1
GBP             355   USD              653    08/04/06                (10)
GBP           2,253   USD            4,192    08/16/06                (18)
GBP             432   USD              800    09/20/06                 (9)
GBP             434   USD              800    09/20/06                (11)
GBP             437   USD              800    09/20/06                (18)
GBP           1,274   USD            2,353    09/20/06                (30)
JPY          18,664   USD              172    08/04/06                  9
JPY          19,200   USD              172    08/04/06                  5
JPY          19,977   USD              180    08/04/06                  6
JPY          20,653   USD              188    08/04/06                  8
JPY          20,857   USD              188    08/04/06                  6
JPY          20,857   USD              192    08/04/06                 10
JPY          21,069   USD              192    08/04/06                  8
JPY          21,223   USD              191    08/04/06                  5
JPY          23,910   USD              209    08/04/06                 --
JPY          38,592   USD              337    08/04/06                  1
JPY         121,690   USD            1,061    08/04/06                 (1)
JPY          27,440   USD              247    09/20/06                  6
JPY          50,040   USD              442    09/20/06                  3
JPY          90,775   USD              801    09/20/06                  3
JPY          91,976   USD              800    09/20/06                 (8)
JPY         126,660   USD            1,128    09/20/06                 16
JPY         127,430   USD            1,172    09/20/06                 53

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         179,101   USD            1,580    09/20/06                  6
JPY         229,510   USD            2,010    09/20/06                 (7)
NOK           4,934   USD              800    09/20/06                 (4)
NOK           9,992   USD            1,600    09/20/06                (27)
NZD             275   USD              175    08/04/06                  6
NZD           1,292   USD              800    09/20/06                  6
NZD           1,298   USD              800    09/20/06                  2
NZD           1,315   USD              800    09/20/06                 (9)
NZD           2,098   USD            1,298    09/20/06                  8
NZD           2,129   USD            1,321    09/20/06                 12
NZD           2,129   USD            1,322    09/20/06                 13
PLN             509   USD              170    08/04/06                  5
SEK           1,019   USD              140    08/04/06                 (1)
SEK           1,109   USD              152    08/04/06                 (2)
SEK           2,570   USD              353    08/04/06                 (4)
SEK           5,714   USD              800    09/20/06                  5
SEK           5,806   USD              800    09/20/06                 (8)
SEK           5,814   USD              800    09/20/06                 (9)
SEK           2,128   USD              297    11/02/06                 --
                                                           --------------
Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (410)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 96  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 1 Month USD LIBOR
CMBS Index - AAA                 Goldman                2,150     minus 0.100%               08/01/06                    31
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                31
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     MARKET
           COUNTER                   NOTIONAL                                                      TERMINATION       VALUE
            PARTY                     AMOUNT        FUND RECEIVES            FUND PAYS                DATE             $
------------------------------   ----------------   -------------   ----------------------------   -----------   --------------
Bank of America                  USD   12,100       5.470%          Three Month LIBOR               06/14/11                 25
Bank of America                  USD     4,000      5.550%          Three Month LIBOR               06/14/16                  1
Bank of America                  USD     2,500      5.630%          Three Month LIBOR               06/21/36                 (8)
Barclays                         GBP     7,600      5.000%          Six Month LIBOR                 06/15/07                  8
Barclays                         USD     8,700      5.000%          Three Month LIBOR               12/20/08                (56)
Barclays                         USD      600       5.000%          Three Month LIBOR               12/20/11                (11)
Barclays                         EUR    7,150       4.250%          Six Month LIBOR                 07/20/16                 66
Barclays                         SEK    66,000      Three Month     4.323%
                                                    LIBOR                                           07/20/16               (236)
BNP Paribas                      EUR      900       2.090%          Consumer Price Index
                                                                    (France)                        10/15/10                 (1)
Credit Suisse First Boston       USD     1,200      5.820%          Three Month LIBOR               09/22/36                 28
Credit Suisse First Boston       GBP      750       Six Month       4.584%
                                                    LIBOR                                           09/22/36                (11)
Credit Suisse First Boston       EUR    6,040       Six Month       3.880%
                                                    LIBOR                                           08/22/08                (20)
Credit Suisse First Boston       EUR    6,040       Six Month       3.910%
                                                    LIBOR                                           08/22/08                (24)
Credit Suisse First Boston       EUR   12,500       Six Month       3.810%
                                                    LIBOR                                           08/22/08                (20)
Credit Suisse First Boston       EUR   13,850       4.070%          Six Month LIBOR                 08/22/11                 55
Credit Suisse First Boston       EUR    6,680       4.090%          Six Month LIBOR                 08/22/11                 60
Credit Suisse First Boston       EUR    6,680       4.130%          Six Month LIBOR                 08/22/11                 73
Credit Suisse First Boston       GBP     1,510      5.150%          Six Month LIBOR                 09/21/11                  1
Credit Suisse First Boston       GBP     1,500      5.150%          Six Month LIBOR                 09/21/11                 (9)
Credit Suisse First Boston       EUR    2,150       Six Month       4.050%
                                                    LIBOR                                           09/21/11                (12)
Credit Suisse First Boston       EUR    2,150       Six Month       4.050%
                                                    LIBOR                                           09/21/11                 11
Credit Suisse First Boston       EUR    2,100       Six Month       4.469%
                                                    LIBOR                                           08/23/21                (40)
Credit Suisse First Boston       EUR    2,100       Six Month       4.508%
                                                    LIBOR                                           08/23/21                (51)
Credit Suisse First Boston       EUR    4,300       Six Month       4.397%
                                                    LIBOR                                           08/23/21                (38)
Lehman Brothers                  GBP     4,100      4.500%          Six Month LIBOR                 09/20/09                (86)
Merrill Lynch                    GBP      100       4.000%          Six Month LIBOR                 12/15/35                  2
Merrill Lynch                    GBP     5,600      4.500%          Six Month LIBOR                 09/20/09               (118)
Salomon Smith Barney             MXN   63,000       8.100%          One Month LIBOR                 07/04/08                  1
Salomon Smith Barney             MXN   25,000       8.220%          One Month LIBOR                 07/16/08                 --
                                                                                                                 --------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $30                                     (410)
                                                                                                                 ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  97

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL         FUND                             MARKET
          REFERENCE                  COUNTER         AMOUNT        RECEIVES       TERMINATION         VALUE
            ENTITY                    PARTY             $         FIXED RATE          DATE              $
------------------------------   ----------------   ---------   --------------   --------------   --------------
Brazilian Government
   International Bond            Lehman Brothers        1,400   1.980%              03/20/16             (11,525)
Brazilian Government
   International Bond            Salomon                1,500   1.500%              08/22/11
Core Investment Grade Bond       Bear Stearns           2,500   0.650%              06/20/16              (1,852)
Dow Jones CDX High Volatility
   5 Index                       Goldman                1,000   0.850%              12/20/10               2,029
Dow Jones CDX High Volatility
   Index                         UBS                    5,000   0.900%              06/20/10               8,698
Ford Motor Credit Co.            JP Morgan                100   2.000%              03/20/07                  85
Ford Motor Credit Co.            UBS                      300   2.500%              12/20/06               1,266
Mexico Government
   International Bond            JP Morgan                200   0.920%              03/20/16               1,149
Russia International
   Government Bond               HSBC                     100   0.390%              09/20/06                  35
Russia International
   Government Bond               Morgan Stanley           100   0.460%              06/20/07                 106
                                                                                                  --------------

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($65)                          (9)
                                                                                                  ==============

See accompanying notes which are an integral part of the schedules of investments.

 98  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.2%
Argentina - 0.0%
Endesa Costanera SA Class B (AE)                      145,200             128
                                                                 ------------

Austria - 0.1%
Raiffeisen International Bank Holding AG (AE)           7,300             627
                                                                 ------------

Bermuda - 0.2%
Brilliance China Automotive Holdings, Ltd.            338,000              53
Credicorp, Ltd.                                        70,000           2,155
                                                                 ------------
                                                                        2,208
                                                                 ------------
Brazil - 8.2%
All America Latina Logistica SA                        30,800           2,092
Arcelor Brasil SA                                     104,968           1,680
Banco do Brasil SA                                    206,300           4,732
Banco Itau Holding Financeira
   SA - ADR (N)                                        78,900           2,435
Brasil Telecom Participacoes
   SA - ADR                                            65,400           2,042
Centrais Eletricas Brasileiras SA                 130,605,400           2,750
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    88,500           2,650
Cia de Bebidas das Americas - ADR                      31,400           1,264
Cia de Saneamento Basico do Estado de Sao Paulo    42,170,000           4,206
Cia Siderurgica Nacional SA                           114,033           3,653
Cia Vale do Rio Doce - ADR                            402,200           8,004
Cia Vale do Rio Doce - ADR (N)                        173,800           4,032
Companhia de Saneamento de Minas Gerais                53,700             429
Cyrela Brazil Realty SA                                66,500             902
EDP - Energias do Brasil SA                           104,500           1,182
Empresa Brasileira de Aeronautica SA - ADR             52,808           1,823
Gerdau SA                                               7,300              93
Gerdau SA - ADR (N)                                   511,300           7,961
Gol Linhas Aereas Inteligentes
   SA - ADR (N)                                        51,000           1,633
Natura Cosmeticos SA                                  321,200           3,566
Perdigao SA                                            85,708           1,064
Petroleo Brasileiro SA                                218,956           5,027
Petroleo Brasileiro SA - ADR                          145,825          12,698
Tele Norte Leste Participacoes SA                      42,906           1,223
Tele Norte Leste Participacoes
   SA - ADR                                           263,000           3,490
Unibanco - Uniao de Bancos Brasileiros SA             207,600           1,446
Unibanco - Uniao de Bancos Brasileiros SA - ADR        83,700           5,806
                                                                 ------------
                                                                       87,883
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Canada - 0.1%
First Quantum Minerals, Ltd.                           14,900             679
                                                                 ------------

Cayman Islands - 0.6%
Agile Property Holdings, Ltd. (AE)                    376,000             221
ASM Pacific Technology                                268,000           1,347
Himax Technologies, Inc. - ADR (AE)                   109,600             709
Hutchison Telecommunications International, Ltd.
   (AE)                                               727,000           1,263
Kingboard Chemical Holdings, Ltd.                     227,500             666
Luen Thai Holdings, Ltd.                            1,407,000             324
Semiconductor Manufacturing International Corp.
   (AE)                                             2,003,000             266
Solomon Systech International, Ltd.                 3,594,900             875
Tencent Holdings, Ltd.                                430,000             821
                                                                 ------------
                                                                        6,492
                                                                 ------------

Chile - 0.5%
Banco de Credito e Inversiones                         46,400           1,197
Banco Santander Chile SA - ADR                         31,500           1,231
Coca-Cola Embonor SA - ADR                             97,500             723
Embotelladora Andina SA - ADR                          62,100             873
Lan Airlines SA - ADR (N)                              32,100           1,023
                                                                 ------------
                                                                        5,047
                                                                 ------------

China - 4.8%
Aluminum Corp. of China, Ltd. Class H               2,964,000           1,980
Angang New Steel Co., Ltd. Class H                    290,000             228
Anhui Conch Cement Co., Ltd. Class H                  546,000             917
Bank of Communications Co., Ltd. Class H (A)          760,000             478
Beijing Capital International Airport Co., Ltd.
   Class H                                             90,000              56
China COSCO Holdings Co., Ltd. Class H                104,000              50
China International Marine Containers Co., Ltd.
   Class B                                            147,730             187
China Petroleum & Chemical
   Corp. - ADR (N)                                     53,160           3,058
China Petroleum & Chemical Corp. Class H           11,011,254           6,179
China Shenhua Energy Co., Ltd.                      3,590,200           6,459

                                                       Emerging Markets Fund  99

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Shipping Container Lines Co., Ltd. Class H      698,000             184
China Telecom Corp., Ltd. Class H                   6,075,000           2,002
Datang International Power Generation Co., Ltd.
   Class H                                          1,622,000           1,023
Jiangsu Express Class H                             3,622,600           2,098
Maanshan Iron & Steel Class H                          92,000              29
PetroChina Co., Ltd. - ADR (N)                         18,480           2,114
PetroChina Co., Ltd. Class H                       15,267,176          17,310
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                  400,600           1,341
Shenzhen Expressway Co., Ltd. Class H                 270,000             132
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,519,000           1,222
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H
   (AE)                                               628,000             125
Wumart Stores, Inc. Class H                           199,800             609
Yanzhou Coal Mining Co., Ltd. Class H               3,174,000           2,234
ZTE Corp. Class H                                     216,700             636
                                                                 ------------
                                                                       50,651
                                                                 ------------
Colombia - 0.6%
BanColombia SA                                        352,331           2,261
BanColombia SA - ADR (N)                              136,953           3,695
                                                                 ------------
                                                                        5,956
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR                                          276             154
                                                                 ------------

Ecuador - 0.3%
Holcim Ecuador SA - GDR                                72,000           3,031
Holcim Ecuador SA - GDR (A)                            10,500             441
                                                                 ------------
                                                                        3,472
                                                                 ------------

Egypt - 1.8%
Commercial International Bank                          86,143             937
Commercial International Bank - GDR                     3,200              35
Egyptian Co. for Mobile Services                      124,075           3,046
Orascom Construction Industries                       201,749           7,695
Orascom Construction
   Industries - GDR                                    19,536           1,524
Orascom Telecom Holding SAE                            57,340           2,746
Orascom Telecom Holding
   SAE - GDR                                           46,600           2,227
Vodafone Egypt Telecommunications SAE                  80,075           1,171
                                                                 ------------
                                                                       19,381
                                                                 ------------

Hong Kong - 1.4%
Beijing Enterprises Holdings, Ltd.                    626,000             989

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,822,000           1,156
China Merchants Holdings International Co., Ltd.      712,000           2,158
China Mobile, Ltd. - ADR (N)                           79,300           2,564
China Netcom Group Corp.
   Hong Kong, Ltd.                                  1,680,000           3,062
China Resources Power Holdings Co.                  2,787,000           2,281
CNOOC, Ltd.                                           777,000             661
Guangzhou Investment Co., Ltd.                      1,616,000             281
Shenzhen Investment, Ltd.                             278,000              78
Techtronic Industries Co.                           1,340,400           1,805
Travelsky Technology, Ltd. Class H                    200,000             226
                                                                 ------------
                                                                       15,261
                                                                 ------------

Hungary - 1.3%
Magyar Telekom Telecommunications PLC (AE)            520,276           2,190
MOL Hungarian Oil and Gas PLC                          64,800           7,193
MOL Hungarian Oil and Gas
   PLC -ADR                                            30,100           3,320
Richter Gedeon Nyrt.                                    6,400           1,355
                                                                 ------------
                                                                       14,058
                                                                 ------------

India - 4.7%
Allahabad Bank                                        243,535             338
Andhra Bank                                           429,000             681
Arvind Mills, Ltd.                                    292,400             345
Bajaj Auto, Ltd.                                       41,500           2,195
Bank of Baroda                                        220,000           1,050
Bank of India                                          30,000              71
Bharat Heavy Electricals                               29,200           1,283
Bharti Tele Ventures, Ltd. (AE)                       477,200           3,926
Chennai Petroleum Corp., Ltd.                         194,660             760
Financial Technologies India, Ltd.                     33,600             828
GAIL India, Ltd. - GDR                                 63,000           1,922
Gateway Distriparks, Ltd.                             124,867             401
Genesis Indian Investment Co., Ltd. (AE)              685,519          19,818
HDFC Bank, Ltd. - ADR (N)                              24,600           1,332
Housing Development Finance Corp.                      78,100           1,975
I-Flex Solutions, Ltd.                                 38,900           1,109
ICICI Bank, Ltd.                                      135,800           1,616
IL&FS Investsmart, Ltd.                                82,783             264
Indian Overseas Bank                                  250,000             483
Mahanagar Telephone Nigam                              12,053              36
Oriental Bank of Commerce                             111,000             421
Petronet LNG, Ltd. (AE)                               846,900             837

 100  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State Bank of India, Ltd. - GDR (N)                    79,010           3,378
Sun TV, Ltd. (AE)                                      59,191           1,473
Suzlon Energy, Ltd.                                   107,505           2,502
Union Bank of India                                   118,000             261
Videocon Industries, Ltd.                              76,800             696
                                                                 ------------
                                                                       50,001
                                                                 ------------

Indonesia - 2.9%
Aneka Tambang Tbk PT                                3,141,646           1,801
Astra Agro Lestari Tbk PT                             244,789             225
Astra International Tbk PT                          1,994,277           2,111
Bank Danamon Indonesia Tbk PT                       1,605,200             752
Bank Mandiri Persero Tbk PT                        17,408,003           3,378
Bank Rakyat Indonesia                              18,685,772           8,807
Perusahaan Gas Negara PT                            1,364,000           1,775
Ramayana Lestari Sentosa Tbk PT                     5,957,500             519
Telekomunikasi Indonesia Tbk PT                    12,340,700          10,136
Telekomunikasi Indonesia Tbk PT                        55,800           1,860
                                                                 ------------
                                                                       31,364
                                                                 ------------

Israel - 1.7%
Bank Hapoalim BM                                      974,800           4,359
Bank Leumi Le-Israel BM                             1,186,500           4,204
Check Point Software Technologies (AE)(N)             233,200           3,918
Discount Investment Corp.                              19,366             454
IDB Development Corp., Ltd.                            11,903             328
Israel Chemicals, Ltd.                                426,600           2,019
Tadiran Communications, Ltd.                           13,949             470
Teva Pharmaceutical Industries,
   Ltd. - ADR                                          60,000           1,985
                                                                 ------------
                                                                       17,737
                                                                 ------------

Lebanon - 0.0%
Solidere - GDR (AE)                                     2,500              43
Solidere - GDR                                          5,700              95
                                                                 ------------
                                                                          138
                                                                 ------------

Luxembourg - 2.1%
Genesis Smaller Companies                             368,184          19,720
Tenaris SA                                                  1              --
Tenaris SA - ADR (N)                                   80,565           3,135
                                                                 ------------
                                                                       22,855
                                                                 ------------

Malaysia - 1.1%
AirAsia BHD (AE)                                    2,220,300             777
Bumiputra-Commerce Holdings BHD                     2,714,742           4,565
IOI Corp. BHD                                         705,000           3,142
Magnum Corp. BHD                                    2,122,400           1,143
MK Land Holdings BHD                                1,015,200             172
Proton Holdings BHD                                    24,000              33
Resorts World BHD                                     441,800           1,365

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TAN Chong Motor Holdings BHD                          908,000             347
                                                                 ------------
                                                                       11,544
                                                                 ------------

Mexico - 5.1%
Alfa SA de CV Class A (N)                             586,900           2,987
America Movil SA de CV
   Series L                                           269,800           9,653
Cemex SA de CV (N)                                  3,842,910          10,868
Cemex SA de CV - ADR                                   50,000           1,416
Controladora Comercial Mexicana
   SA de CV                                           762,200           1,499
Corp. Moctezuma SA de CV                              365,800             768
Fomento Economico Mexicano
   SA de CV - ADR                                      31,724           2,785
Grupo Aeroportuario del Pacifico
   SA de CV - ADR                                      21,100             632
Grupo Aeroportuario del Pacifico
   SA de CV Class B (N)                                32,500              97
Grupo Aeroportuario del Sureste
   SA de CV - ADR (N)                                  15,700             532
Grupo Aeroportuario del Sureste
   SA de CV Class B                                    76,200             258
Grupo Financiero Banorte SA de CV Class O           1,433,900           3,940
Grupo Mexico SAB de CV (N)                            568,300           1,838
Grupo Modelo SA (N)                                   515,700           2,258
Grupo Televisa SA - ADR                                92,392           1,711
Organizacion Soriana SA de CV Class B (N)             174,400             794
Telefonos de Mexico SA de CV Series L                 100,000           2,344
Urbi Desarrollos Urbanos SA de CV (AE)              1,500,600           3,895
Wal-Mart de Mexico SA de CV                         1,270,218           3,932
Wal-Mart de Mexico
   SA de CV -ADR (N)                                   64,900           2,005
                                                                 ------------
                                                                       54,212
                                                                 ------------

Netherlands - 0.3%
Pyaterochka Holding NV - GDR (AE)                     120,163           2,043
Zentiva NV                                             24,300           1,257
                                                                 ------------
                                                                        3,300
                                                                 ------------

Pakistan - 1.7%
Engro Chemical Pakistan, Ltd.                       1,187,300           3,478
Fauji Fertilizer Co., Ltd.                          1,895,322           3,695
ICI Pakistan, Ltd.                                    265,200             554
Oil & Gas Development Co., Ltd.                     1,189,700           2,836

                                                      Emerging Markets Fund  101

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pakistan Petroleum, Ltd.                              492,500           2,140
Pakistan State Oil Co., Ltd.                          605,500           3,663
Pakistan Telecommunication Co., Ltd.                3,025,423           2,090
                                                                 ------------
                                                                       18,456
                                                                 ------------

Philippines - 0.6%
Globe Telecom, Inc.                                    92,090           1,753
Philippine Long Distance Telephone Co.                 79,800           3,209
Philippine Long Distance Telephone Co. - ADR           41,300           1,619
                                                                 ------------
                                                                        6,581
                                                                 ------------

Poland - 0.5%
Bank Pekao SA                                          22,600           1,556
KGHM Polska Miedz SA (AE)                              31,206           1,213
Polski Koncern Naftowy Orlen                          104,483           2,051
                                                                 ------------
                                                                        4,820
                                                                 ------------

Russia - 6.5%
LUKOIL - ADR                                          285,006          24,710
LUKOIL - ADR (AE)                                      22,950           1,990
Magnit OAO (AE)                                        52,100           1,399
Mechel OAO - ADR (N)                                   86,600           1,931
MMC Norilsk Nickel - ADR                               24,814           3,387
Mobile Telesystems - ADR                              239,200           7,640
NovaTek OAO - GDR (A)                                  52,500           2,341
OAO Gazprom                                            60,000             624
OAO Gazprom - ADR (N)                                 126,311           5,265
OAO Gazprom - ADR                                     242,400          10,103
Polyus Gold - ADR (AE)(N)                               2,900             139
Promstroibank St. Petersburg                          696,000             696
RBC Information Systems (AE)                          109,959             902
Sberbank RF                                             3,390           6,034
Seventh Continent                                      30,800             655
Tatneft - ADR (N)                                      12,532           1,289
Unified Energy System - GDR                               801              59
                                                                 ------------
                                                                       69,164
                                                                 ------------

South Africa - 8.9%
ABSA Group, Ltd.                                      295,175           4,358
African Bank Investments, Ltd.                        272,003             969
Alexander Forbes, Ltd.                                376,300             799
Anglo Platinum, Ltd.                                    7,511             768
AngloGold Ashanti, Ltd.                                22,600           1,080
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,367
Aspen Pharmacare Holdings, Ltd. (AE)                  407,200           2,068
Aveng, Ltd.                                           736,400           2,291
Barloworld, Ltd.                                      144,334           2,404
Bidvest Group, Ltd.                                   101,500           1,461
Consol, Ltd.                                          460,900             996
DataTec, Ltd.                                         270,000             926
Edgars Consolidated Stores, Ltd.                      511,100           2,026

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FirstRand, Ltd.                                       625,851           1,557
Foschini, Ltd.                                        145,186             928
Impala Platinum Holdings, Ltd.                         43,239           7,971
Imperial Holdings, Ltd.                               105,772           2,034
Investec, Ltd.                                         22,400           1,097
JD Group, Ltd.                                        175,701           1,613
Lewis Group, Ltd.                                      20,097             140
Massmart Holdings, Ltd.                                96,500             660
Medi-Clinic Corp., Ltd.                               167,563             454
Metropolitan Holdings, Ltd.                           304,961             523
MTN Group, Ltd.                                       567,400           4,339
Murray & Roberts Holdings, Ltd.                       204,500             742
Naspers, Ltd. Class N                                 245,708           4,312
Network Healthcare Holdings, Ltd.                   1,165,000           1,627
Pick'n Pay Stores, Ltd.                               206,900             864
Pretoria Portland Cement Co., Ltd.                     31,600           1,684
Reunert, Ltd.                                          35,300             338
Sanlam, Ltd.                                        2,377,203           5,258
Sasol, Ltd.                                           510,892          18,390
Sasol, Ltd. - ADR (N)                                  12,900             473
Standard Bank Group, Ltd.                           1,100,319          12,107
Steinhoff International Holdings, Ltd. (AE)           615,400           1,888
Tiger Brands, Ltd.                                    146,618           3,167
Tongaat-Hulett Group, Ltd. (The)                        3,004              43
Truworths International, Ltd.                         504,128           1,633
                                                                 ------------
                                                                       95,355
                                                                 ------------

South Korea - 15.9%
Amorepacific Corp. (AE)                                 4,724           1,983
CJ Home Shopping                                       12,750           1,014
Daelim Industrial Co.                                  19,620           1,304
Daewoo Engineering & Construction Co., Ltd.            11,820             202
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                49,400           1,557
Daum Communications Corp. (AE)                         13,918             708
Dongbu Insurance Co., Ltd.                             21,870             453
GS Engineering & Construction Corp.                    32,324           2,166
Hanjin Heavy Industries & Construction Co., Ltd.
   (N)                                                 37,360           1,056
Hanjin Shipping Co., Ltd.                              94,630           1,858
Hankook Tire Co., Ltd.                                215,997           2,533
Hanwha Chem Corp. (N)                                 157,670           1,466
Honam Petrochemical Corp.                              26,400           1,331
Hynix Semiconductor, Inc. (AE)                         78,760           2,680
Hyosung Corp. (N)(AE)                                  56,900             911
Hyundai Development Co.                                24,620           1,142

 102  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Heavy Industries                               13,731           1,624
Hyundai Mipo Dockyard                                   9,800             921
Hyundai Mobis                                          83,250           6,920
Hyundai Motor Co.                                      63,870           4,888
Hyundai Steel Co.                                      28,720             983
Industrial Bank of Korea (N)                          222,000           3,974
KCC Corp.                                              11,624           2,811
Kookmin Bank                                          146,306          12,774
Kookmin Bank - ADR                                     38,100           3,286
Korea Electric Power Corp.                            324,220          12,151
Korea Electric Power Corp. - ADR                       89,740           1,718
Korea Investment Holdings Co., Ltd.                    33,130           1,243
Korean Air Lines Co., Ltd.                             14,270             474
KT Corp.                                               80,670           3,311
KT Corp. - ADR                                         17,100             369
KT Freetel Co., Ltd.                                   43,300           1,290
KT&G Corp.                                             47,250           2,849
LG Card Co., Ltd. (AE)                                 17,780             921
LG Electronics, Inc.                                   11,740             688
LG Household & Health Care, Ltd.                       20,740           1,600
LG International Corp.                                  3,160              70
LG Petrochemical Co., Ltd.                              7,520             154
LG.Philips LCD Co., Ltd. (AE)                          52,200           1,839
LIG Non-Life Insurance Co., Ltd. (N)                   35,500             459
Lotte Shopping Co., Ltd.                                2,922           1,003
LS Cable, Ltd.                                          6,300             222
NCSoft Corp. (AE)                                      13,164             637
Orion Corp.                                             5,325           1,338
Pacific Corp.                                             598              77
Poongsan Corp.                                         56,600           1,212
POSCO                                                  44,335          10,815
S1 Corp.                                               17,090             748
Samsung Corp.                                         123,110           3,448
Samsung Electronics Co., Ltd.                          26,013          16,558
Samsung Electronics Co., Ltd. - GDR (p)                20,155           6,414
Samsung Electronics Co., Ltd. - GDR                    14,759           3,484
Samsung Fine Chemicals Co., Ltd. (N)                   12,190             272
Samsung Fire & Marine Insurance Co., Ltd.              27,550           3,721
Samsung Securities Co., Ltd. (N)                       87,200           4,729
Shinhan Financial Group Co., Ltd. (N)                 177,230           8,720
Shinsegae Co., Ltd.                                     8,530           4,215
SK Corp.                                               36,464           2,554
SK Telecom Co., Ltd.                                   13,620           2,830
SK Telecom Co., Ltd. - ADR                            134,486           3,148
Tae Young Corp. (N)                                    11,339             660
Woori Finance Holdings Co., Ltd. (N)                  130,090           2,656
                                                                 ------------
                                                                      169,142
                                                                 ------------

Taiwan - 9.1%
Acer, Inc.                                          1,090,700           1,524
Advantech Co., Ltd.                                 1,051,921           3,212

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asia Cement Corp.                                   1,283,000             932
AU Optronics Corp.                                    776,000           1,117
AU Optronics Corp. - ADR (N)                          123,900           1,826
Basso Industry Corp.                                  245,816             348
Cathay Financial Holding Co., Ltd.                    548,000           1,171
Chang Hwa Commercial Bank (AE)                        863,000             553
China Steel Corp.                                   3,344,920           2,686
China Steel Corp. - GDR                                39,574             635
Chunghwa Picture Tubes, Ltd. (AE)                   1,884,000             403
Chunghwa Telecom Co., Ltd.                            402,000             740
Chunghwa Telecom Co.,
   Ltd. - ADR (N)                                     100,200           1,861
CMC Magnetics Corp. (AE)                            5,893,000           1,515
Compal Electronics, Inc                             2,108,924           1,922
Compal Electronics, Inc. - GDR                        183,673             882
D-Link Corp.                                          358,600             353
Delta Electronics, Inc.                             1,514,550           4,084
Elitegroup Computer Systems (AE)                      307,000             173
Evergreen Marine Corp.                                341,000             231
Far Eastern Textile Co., Ltd.                       1,272,637             958
Far EasTone Telecommunications Co., Ltd.              924,000           1,026
Faraday Technology Corp.                              317,987             493
First Financial Holding Co., Ltd.                   3,532,000           2,529
Foxconn Technology Co., Ltd.                          263,000           1,899
Gigabyte Technology Co., Ltd.                       1,234,718             743
HannStar Display Corp. (AE)                           907,000             128
High Tech Computer Corp.                              280,800           6,242
HON HAI Precision Industry Co., Ltd.                1,384,477           8,201
Macronix International (AE)                         1,796,086             535
MediaTek, Inc.                                        362,000           3,300
Mega Financial Holding Co., Ltd.                    5,879,000           3,931
Mitac International (AE)                            1,330,000           1,243
Nan Ya Plastics Corp. (AE)                            557,000             794
Phoenixtec Power Co., Ltd.                            565,629             569
Powerchip Semiconductor Corp. (AE)                  1,746,000           1,146
Quanta Computer, Inc.                                 727,250           1,038
Ritek Corp. (AE)                                    2,653,161             588
Siliconware Precision Industries Co. (AE)           2,554,000           3,041
Systex Corp.                                          194,000              55
Taiwan Cement Corp.                                   663,000             489
Taiwan Fertilizer Co., Ltd.                           734,000           1,177
Taiwan Mobile Co., Ltd.                             2,509,520           2,322
Taiwan Semiconductor Manufacturing Co., Ltd.       10,967,284          18,351
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (N)                                            171,928           1,491

                                                      Emerging Markets Fund  103

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Teco Electric and Machinery Co., Ltd.                 193,000              66
U-Ming Marine Transport Corp.                         143,000             140
Uni-President Enterprises Corp.                     2,601,000           2,049
United Microelectronics Corp.                       4,882,000           2,683
Vanguard International Semiconductor Corp.          1,965,947           1,192
Wintek Corp.                                          797,630             728
Yieh Phui Enterprise                                1,349,000             503
Yuanta Core Pacific Securities Co.                  1,508,000             960
Zyxel Communications Corp.                            495,680             731
                                                                 ------------
                                                                       97,509
                                                                 ------------
Thailand - 2.0%
Airports of Thailand PCL                            1,505,000           2,325
Bank of Ayudhya PCL                                 6,588,900           3,028
Charoen Pokphand Foods PCL                          4,318,500             610
CP Seven Eleven PCL                                 5,297,700             951
Glow Energy PCL                                       942,500             747
Kasikornbank PCL                                      898,200           1,459
PTT Chemical PCL                                      943,579           2,094
PTT Exploration & Production PCL                      563,400           1,741
PTT PCL                                               509,000           3,173
Rayong Refinery PCL (AE)                              960,000             525
Regional Container Lines PCL                          500,000             254
Siam City Bank PCL                                    178,400              80
Siam City Cement PCL                                   35,600             203
Siam Commercial Bank PCL                              975,500           1,482
Thai Beverage PCL (AE)                             13,966,900           2,477
                                                                 ------------
                                                                       21,149
                                                                 ------------
Turkey - 3.3%
Akbank TAS                                            579,681           2,787
Akcansa Cimento AS                                     75,895             370
Anadolu Efes Biracilik Ve Malt Sanayii AS             184,430           4,926
Arcelik                                               239,400           1,487
Cimsa Cimento Sanayi VE Tica                          263,875           1,348
Eregli Demir ve Celik Fabrikalari TAS                 581,199           2,969
Ford Otomotiv Sanayi AS                               143,300             976
Hurriyet Gazetecilik AS                               461,300           1,066
Ihlas Holding A.S. (AE)                               816,246             349
Migros Turk TAS (AE)                                  230,523           1,862
Trakya Cam Sanayi AS                                  311,452             761
Tupras Turkiye Petrol Rafine                          294,407           5,554
Turk Hava Yollari (AE)                                111,952             389
Turkcell Iletisim Hizmet AS                           285,349           1,277
Turkcell Iletisim Hizmet
   AS - ADR (N)                                        10,555             120
Turkiye Garanti Bankasi AS                            726,000           2,085
Turkiye Is Bankasi Class C                            693,480           3,704
Turkiye Vakiflar Bankasi Tao Class D                  240,900           1,013

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vestel Elektronik Sanayi ve Ticaret AS (AE)           114,575             289
Yapi ve Kredi Bankasi (AE)                            952,177           1,500
                                                                 ------------
                                                                       34,832
                                                                 ------------

United Kingdom - 1.4%
Anglo American PLC                                    222,253           9,282
Astro All Asia Networks PLC                           870,300           1,118
Hikma Pharmaceuticals PLC                             176,600           1,112
Kazakhmys PLC                                          55,800           1,304
Old Mutual PLC                                          2,300               7
SABMiller PLC                                         111,500           2,235
                                                                 ------------
                                                                       15,058
                                                                 ------------

United States - 0.4%
CTC Media, Inc. (AE)(N)                                14,600             276
Southern Copper Corp. (N)                              39,347           3,797
WNS Holdings, Ltd. - ADR (AE)(N)                       10,800             271
                                                                 ------------
                                                                        4,344
                                                                 ------------

Venezuela - 0.1%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                         24,542             489
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              52
                                                                 ------------
                                                                          541
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd. (B)                               1,322,627             237
                                                                 ------------

TOTAL COMMON STOCKS
(cost $698,387)                                                       940,336
                                                                 ------------

PREFERRED STOCKS - 5.6%
Brazil - 4.6%
Banco Bradesco SA                                      92,200           3,085
Banco Itau Holding Financeira SA                      126,410           3,867
Braskem SA                                            586,535           3,047
Centrais Eletricas Brasileiras SA                 206,016,500           4,129
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                          39,980,000           1,195
Cia de Bebidas das Americas                           950,000             380
Cia de Tecidos do Norte de
   Minas - Coteminas                                7,256,440             632
Cia Energetica de Minas Gerais                      9,000,000             389
Cia Vale do Rio Doce                                   42,444             845
Duratex SA (AE)                                        19,200             190
Gerdau SA                                              19,400             303
Klabin SA                                             311,000             675

 104  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleo Brasileiro SA                                792,072          16,347
Suzano Papel e Celulose SA                            155,000             898
Tam SA                                                 57,900           1,569
Usinas Siderurgicas de Minas
   Gerais SA                                          311,400          10,735
Votorantim Celulose e Papel SA                          8,471             131
Weg SA                                                180,400             703
                                                                 ------------
                                                                       49,120
                                                                 ------------
Colombia - 0.0%
BanColombia SA                                          7,200              49
                                                                 ------------
South Korea - 1.0%
Hyundai Motor Co.                                      43,960           2,112
Samsung Electronics Co., Ltd.                          19,629           9,340
                                                                 ------------
                                                                       11,452
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $38,076)                                                         60,621
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
South Korea - 0.0%
CJ Home Shopping Rights (AE)                                3              63
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $0)                                                                  63
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.5%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Aug 2006 33,643.85 (BRL) Call (480)                  7,423             873
   Aug 2006 37,050.00 (BRL) Call (100)                  1,703              25
                                                                 ------------
                                                                          898
                                                                 ------------
South Korea - 0.4%
Kospi 200 Index Futures
   Sep 2006 131.52 (KRW) Call (20)                      1,377             494
   Sep 2006 140.63 (KRW) Call (176)                    12,956           3,507
                                                                 ------------
                                                                        4,001
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $3,760)                                                           4,899
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.9%
United States - 4.9%
Russell Investment Company
   Money Market Fund                               47,186,000          47,186
United States Treasury Bills (c)(z)(sec.)
   4.810% due 09/14/06                                  4,800           4,772
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $51,958)                                                         51,958
                                                                 ------------

OTHER SECURITIES - 4.6%
Russell Investment Company
   Money Market Fund (X)                           14,149,885          14,150
State Street Securities Lending
   Quality Trust (X)                               34,380,472          34,380
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $48,530)                                                         48,530
                                                                 ------------

TOTAL INVESTMENTS - 103.8%
(identified cost $840,711)                                          1,106,407

OTHER ASSETS AND LIABILITIES,
NET - (3.8%)                                                          (40,717)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,065,690
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Emerging Markets Fund  105

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 08/06 (86)                               9,393                216
JSE-40 Index (South Africa)
   expiration date 09/06 (450)                             12,451              1,329
MSCI Taiwan Index
   expiration date 08/06 (490)                             12,902                162
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,707
                                                                     ===============

                                                     NOTIONAL            MARKET
                OPTIONS WRITTEN                       AMOUNT              VALUE
             (NUMBER OF CONTRACTS)                       $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Aug 2006 33,643.85 (BRL) Put (480)                       7,423                (66)
   Aug 2006 37,050.00 (BRL) Put (100)                       1,703                (14)

South Korea
Kospi 200 Index Futures
   Sep 2006 131.52 (KRW) Put (20)                           1,377               (105)
   Sep 2006 140.63 (KRW) Put (176)                         12,956               (921)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,110)                                                 (1,106)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 106  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              20   BRL               43    08/02/06                 --
USD             214   BRL              464    08/02/06                 --
USD             870   BRL            2,000    09/20/06                 37
USD           1,033   BRL            2,400    09/20/06                 56
USD           3,024   BRL            7,000    09/20/06                151
USD           6,243   BRL           14,500    09/20/06                335
USD             522   KRW          500,000    09/20/06                  2
USD             524   KRW          500,000    09/20/06                 --
USD           1,044   KRW        1,000,000    09/20/06                  4
USD           1,045   KRW        1,000,000    09/20/06                  3
USD           2,023   KRW        1,900,000    09/20/06                (31)
USD           5,099   KRW        4,800,000    09/20/06                (67)
USD           8,936   KRW        8,400,000    09/20/06               (129)
USD             316   MYR            1,158    08/01/06                  1
USD              94   MYR              343    08/02/06                 --
USD             150   MYR              549    08/03/06                 --
USD             523   PLN            1,610    08/01/06                 (2)
USD             356   PLN            1,098    08/02/06                 --
USD              42   THB            1,612    08/01/06                 --
USD             131   THB            4,951    08/02/06                 --
USD             141   ZAR              982    08/02/06                  1
USD             339   ZAR            2,300    09/20/06                 (9)
USD             535   ZAR            4,000    09/20/06                 38
USD             672   ZAR            5,000    09/20/06                 45
USD             831   ZAR            6,000    09/20/06                 29
USD             898   ZAR            6,000    09/20/06                (38)
USD          10,466   ZAR           70,000    09/20/06               (426)
BRL             127   USD               58    08/01/06                 (1)
BRL              43   USD               20    08/02/06                 --
BRL             167   USD               77    08/02/06                 --
BRL           1,900   USD              817    09/20/06                (45)
BRL           2,000   USD              854    09/20/06                (53)
BRL           3,000   USD            1,290    09/20/06                (71)
HKD              84   USD               11    08/01/06                 --
HKD             125   USD               16    08/01/06                 --
HKD             701   USD               90    08/02/06                 --
IDR         111,405   USD               12    08/01/06                 --
IDR       1,087,733   USD              120    08/01/06                 --
KRW       1,000,000   USD            1,053    09/20/06                  4
KRW       1,000,000   USD            1,062    09/20/06                 13
KRW       2,500,000   USD            2,625    09/20/06                  4
KRW       2,600,000   USD            2,766    09/20/06                 40
MXN           1,597   USD              147    08/01/06                  1
MYR              92   USD               25    08/01/06                 --
ZAR           2,058   USD              293    08/01/06                 (4)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
ZAR           2,863   USD              417    08/01/06                  5
ZAR           2,147   USD              313    08/02/06                  3
ZAR           3,915   USD              568    08/02/06                  4
ZAR           1,068   USD              156    08/03/06                  2
ZAR           2,408   USD              352    08/03/06                  5
ZAR           5,055   USD              736    08/03/06                  8
ZAR             324   USD               47    08/04/06                 --
ZAR           2,258   USD              340    09/20/06                 16
ZAR           3,000   USD              449    09/20/06                 19
ZAR           3,742   USD              563    09/20/06                 27
ZAR           5,000   USD              712    09/20/06                 (5)
ZAR           9,300   USD            1,387    09/20/06                 53
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  25
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Emerging Markets Fund  107

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.6          39,134
Consumer Discretionary                                    4.1          44,701
Consumer Staples                                          5.0          51,416
Financial Services                                       21.0         225,011
Health Care                                               0.9           9,858
Integrated Oils                                          11.0         118,218
Materials and Processing                                 15.9         170,979
Miscellaneous                                             1.1          12,594
Mortgage-Backed Securities                                0.3           3,031
Other Energy                                              4.5          47,371
Producer Durables                                         2.0          18,667
Technology                                               11.2         118,431
Utilities                                                13.2         141,546
Options Purchased                                         0.5           4,899
Short-Term Investments                                    4.9          51,958
Other Securities                                          4.6          48,530
Warrants & Rights                                          --              63
                                                 ------------    ------------
Total Investments                                       103.8       1,106,407
Other Assets and Liabilities, Net                        (3.8)        (40,717)
                                                 ------------    ------------

Net Assets                                              100.0       1,065,690
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    8.9          95,592
Asia                                                     45.6         487,174
Europe                                                   14.1         149,810
Latin America                                            20.3         216,006
Middle East                                               3.5          37,256
United Kingdom                                            1.4          15,058
Other Regions                                             5.4          56,981
Other Securities                                          4.6          48,530
                                                 ------------    ------------
Total Investments                                       103.8       1,106,407
Other Assets and Liabilities, Net                        (3.8)        (40,717)
                                                 ------------    ------------

Net Assets                                              100.0       1,065,690
                                                 ============    ============

See accompanying notes which are an integral part of the schedules of investments.

 108  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%
Apartments - 19.1%
Apartment Investment & Management Co. Class A
   (o)                                                410,475          19,740
Archstone-Smith Trust (o)                           1,589,929          83,424
AvalonBay Communities, Inc. (o)(N)                    750,500          87,748
BRE Properties, Inc. Class A (o)(N)                    58,200           3,413
Camden Property Trust (o)(N)                          454,200          34,724
Equity Residential (o)                              1,379,000          64,137
Essex Property Trust, Inc. (o)(N)                     260,350          30,484
GMH Communities Trust (o)(N)                          769,300           9,647
Home Properties, Inc. (o)                              69,600           3,882
Mid-America Apartment Communities, Inc. (o)           102,100           5,832
United Dominion Realty Trust, Inc. (o)(N)             383,700          10,686
                                                                 ------------
                                                                      353,717
                                                                 ------------

Diversified - 6.7%
Colonial Properties Trust (o)                         131,200           6,288
iStar Financial, Inc. (o)                             125,700           4,998
LTC Properties, Inc. (o)(N)                            65,300           1,441
Spirit Finance Corp. (o)(N)                           814,400           9,040
Vornado Realty Trust (o)(N)                           984,372         102,916
                                                                 ------------
                                                                      124,683
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                            110,000           2,517
                                                                 ------------

Health Care - 2.9%
Healthcare Realty Trust, Inc. (o)(N)                  185,800           6,148
Nationwide Health Properties, Inc. (o)(N)             413,800           9,815
Omega Healthcare Investors,
   Inc. (o)(N)                                        309,700           4,138
Ventas, Inc. (o)                                      943,250          33,702
                                                                 ------------
                                                                       53,803
                                                                 ------------
Industrial - 7.1%
AMB Property Corp. (o)                                523,550          27,450
EastGroup Properties, Inc. (o)(N)                     123,400           5,803
First Potomac Realty Trust (o)                        115,900           3,279
ProLogis (o)(N)                                     1,726,300          95,551
                                                                 ------------
                                                                      132,083
                                                                 ------------
Lodging/Resorts - 9.3%
Ashford Hospitality Trust, Inc. (o)                    87,100           1,023
DiamondRock Hospitality Co. (o)                       176,000           2,828
FelCor Lodging Trust, Inc. (o)(N)                     228,300           5,023
Hilton Hotels Corp.                                   912,100          21,827
Hospitality Properties Trust (o)                       67,000           2,919
Host Hotels & Resorts, Inc. (o)(N)                  3,542,075          75,163

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Innkeepers USA Trust (o)                              128,800           2,173
LaSalle Hotel Properties (o)(N)                       401,670          16,593
Starwood Hotels & Resorts Worldwide, Inc. (o)         700,933          36,855
Strategic Hotels & Resorts, Inc. (o)(N)               104,000           2,075
Sunstone Hotel Investors, Inc. (o)                    247,566           7,021
                                                                 ------------
                                                                      173,500
                                                                 ------------

Manufactured Homes - 0.4%
Equity Lifestyle Properties, Inc. (o)(N)              180,300           7,747
                                                                 ------------

Mixed Industrial/Office - 1.9%
Duke Realty Corp. (o)                                 162,600           6,059
Liberty Property Trust (o)                            413,000          19,349
PS Business Parks, Inc. (o)                           151,200           9,072
                                                                 ------------
                                                                       34,480
                                                                 ------------

Office - 20.1%
Alexandria Real Estate Equities, Inc. (o)             106,900          10,093
American Financial Realty Trust (o)(N)                224,500           2,600
BioMed Realty Trust, Inc. (o)(N)                      411,920          12,279
Boston Properties, Inc. (o)                           970,700          95,323
Brandywine Realty Trust (o)(N)                        717,321          22,696
Brookfield Properties Corp.                         1,072,000          35,751
Columbia Equity Trust, Inc. (o)                       274,915           4,170
Corporate Office Properties Trust (o)(N)              126,700           5,701
Equity Office Properties Trust (o)                  1,102,150          41,783
Highwoods Properties, Inc. (o)(N)                     262,000           9,757
Kilroy Realty Corp. (o)                               252,100          18,628
Mack-Cali Realty Corp. (o)(N)                         384,300          18,566
Maguire Properties, Inc. (o)(N)                        49,850           1,865
Reckson Associates Realty Corp. (o)                   590,150          26,279
SL Green Realty Corp. (o)                             347,400          39,708
Trizec Properties, Inc. (o)(N)                        958,400          27,564
                                                                 ------------
                                                                      372,763
                                                                 ------------

Regional Malls - 13.9%
CBL & Associates Properties, Inc. (o)(N)              173,300           6,787
General Growth Properties, Inc. (o)                   878,150          40,079
Macerich Co. (The) (o)                                726,700          52,867
Simon Property Group, Inc. (o)                      1,606,400         137,395
Taubman Centers, Inc. (o)                             495,756          20,574
                                                                 ------------
                                                                      257,702
                                                                 ------------

                                                Real Estate Securities Fund  109

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.3%
Extra Space Storage, Inc. (o)(N)                      415,500           6,619
Public Storage, Inc. (o)(N)                           708,300          56,869
Shurgard Storage Centers, Inc. Class A (o)             87,700           5,779
Sovran Self Storage, Inc. (o)                          10,150             525
U-Store-It Trust (o)(N)                               555,300          10,584
                                                                 ------------
                                                                       80,376
                                                                 ------------

Shopping Centers - 10.0%
Acadia Realty Trust (o)                               495,300          11,808
Developers Diversified Realty Corp. (o)               807,400          42,615
Federal Realty Investors Trust (o)                    482,500          35,005
Kimco Realty Corp. (o)                                566,600          22,233
Kite Realty Group Trust (o)                           197,800           3,052
Pan Pacific Retail Properties, Inc. (o)               172,800          11,941
Regency Centers Corp. (o)                             918,500          58,894
                                                                 ------------
                                                                      185,548
                                                                 ------------

Specialty - 1.2%
Digital Realty Trust, Inc. (o)(N)                     544,330          14,877
Plum Creek Timber Co., Inc. (o)                       200,000           6,812
                                                                 ------------
                                                                       21,689
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,155,238)                                                   1,800,608
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.7%
Russell Investment Company Money Market Fund       49,155,000          49,155
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $49,155)                                                         49,155
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 6.3%
Russell Investment Company Money Market Fund (X)   33,988,053          33,988
State Street Securities Lending Quality Trust
   (X)                                             82,581,966          82,582
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $116,570)                                                       116,570
                                                                 ------------

TOTAL INVESTMENTS - 106.0%
(identified cost $1,320,963)                                        1,966,333

OTHER ASSETS AND LIABILITIES,
NET - (6.0%)                                                         (111,813)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,854,520
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 110  Real Estate Securities Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 68.2%
Asset-Backed Securities - 16.9%
AAA Trust (E)(p)
   Series 2005-2 Class A1
   5.485% due 11/26/35                                     50              50
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  1,765           1,749
   Series 2006-RM Class A1
   5.370% due 10/06/09                                  2,000           1,998
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   6.469% due 03/15/32                                  1,223           1,224
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,930
Bank One Issuance Trust
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  2,000           1,941
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.585% due 09/25/34                                    266             266
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,120
Brazos Higher Education Authority, Inc.
   Series 2005-A Class A5
   4.910% due 12/01/40                                  3,250           3,214
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                    142             143
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,028
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,516
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                     66              66
Capital Auto Receivables Asset Trust
   Series 2004-1 Class A3
   2.000% due 11/15/07                                    267             265
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,977
   Series 2006-1 Class A3
   5.030% due 10/15/09                                  2,225           2,211
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,972

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000             996
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             971
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,462
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,425
   Series 2005-2 Class A4
   4.340% due 08/15/10                                  2,000           1,952
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.465% due 06/25/35                                     28              28
Caterpillar Financial Asset Trust
   Series 2006-A Class A3
   5.570% due 05/25/10                                  2,000           2,008
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                    606             600
Chase Manhattan Auto Owner Trust
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,752
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             968
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             980
   Series 2006-A Class A3
   5.340% due 07/15/10                                  3,770           3,770
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    398             393
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,139
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    645             645
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    375             375
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             965

                                                   Short Duration Bond Fund  111

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-HE3 Class A2A
   5.495% due 09/25/35                                    277             277
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   5.479% due 06/15/11                                  1,500           1,499
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,106           2,063
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A
   5.865% due 12/25/31                                    190             190
   Series 2005-4 Class 3AV1 (E)
   5.465% due 10/25/35                                     75              75
   Series 2005-5 Class 2A1 (E)
   5.465% due 10/25/35                                     31              31
   Series 2005-9 Class 2A1 (E)
   5.685% due 01/25/36                                    485             485
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,277           2,256
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,908
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,643
Discover Card Master Trust I
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000             998
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,236
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.445% due 04/25/35                                     86              86
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   5.563% due 06/25/32                                  4,871           4,871
   Series 2005-T4 Class A1A
   5.131% due 09/25/35                                    359             359
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                    843             838
First NLC Trust (E)
   Series 2005-2 Class AV1
   5.495% due 09/25/35                                    204             204
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  7,344           7,272
   Series 2005-B Class A4
   4.380% due 01/15/10                                  1,500           1,474
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,227

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             975
   Series 2006-A Class A3
   5.050% due 03/15/10                                    535             532
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    615             599
GE Commercial Equipment Financing LLC
   Series 2004-1 Class B
   5.281% due 12/20/15                                    468             468
GE Corporate Aircraft Financing LLC
   Series 2004-1A Class B
   5.931% due 01/25/18                                    405             409
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class B
   5.668% due 07/20/09                                  1,000           1,001
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,483
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                    379             377
   Series 2006-1 Class A3
   5.460% due 12/15/10                                  1,300           1,303
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   5.675% due 03/25/34                                    616             617
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  2,352           2,307
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  1,556           1,529
   Series 2003-4 Class A4
   2.790% due 03/16/09                                    860             846
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    155             154
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,093
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,935
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/20/09                                  1,925           1,919

 112  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                    734             723
   Series 2005-A Class A3
   3.980% due 11/16/09                                  1,500           1,474
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  2,079           2,079
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,480
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.665% due 10/25/34                                    426             427
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,631
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,959
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   5.411% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2004-A Class A3
   2.110% due 07/15/08                                    469             465
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  1,742           1,751
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  3,000           2,977
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,633
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,579
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,949
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    503             503
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  1,410           1,412
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,841
   Series 2005-2 Class A1
   4.850% due 06/25/11                                  1,233           1,224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    862             855
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,962
Providian Gateway Master Trust
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,173
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                    989             993
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                    980           1,016
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS1 Class AII1
   5.211% due 06/25/27                                     94              94
   Series 2004-RS2 Class AIIB
   5.573% due 02/25/34                                    272             272
Residential Asset Securities Corp. (E)
   Series 2006-KS6 Class A1
   5.440% due 08/25/36                                    700             700
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,891
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,956
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,678
   Series 2006-1 Class A3
   5.210% due 03/16/09                                  1,000             997
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,637
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                    796             795
   Series 2004-A Class A3
   1.900% due 07/14/08                                     97              97
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,979
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  2,125           2,110

                                                   Short Duration Bond Fund  113

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,667
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,904
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                    979             971
   Series 2004-A Class A4
   3.660% due 07/20/10                                  7,500           7,359
   Series 2004-B Class A3
   2.910% due 04/20/09                                  3,279           3,238
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,959
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                     62              62
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                    732             731
   Series 2004-1 Class A3
   2.190% due 06/20/08                                     64              64
Whole Auto Loan Trust
   Series 2003-1 Class B
   2.240% due 03/15/10                                    239             237
World Omni Auto Receivables Trust
   Series 2006-A Class A2
   5.050% due 10/15/08                                  3,000           2,994
                                                                 ------------
                                                                      189,139
                                                                 ------------

Corporate Bonds and Notes - 16.6%
Abbott Laboratories (N)
   3.500% due 02/17/09                                  2,000           1,912
Allstate Financial Global Funding
   2.500% due 06/20/08                                  4,080           3,869
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,556
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,344
Ameritech Capital Funding Corp.
   6.250% due 05/18/09                                  2,000           2,019
Associates Corp. of North America
   6.250% due 11/01/08 (N)                              2,274           2,311
   8.550% due 07/15/09                                    750             812
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,039
   5.406% due 06/19/09 (E)                              3,800           3,799
Bank One Corp.
   2.625% due 06/30/08                                  5,675           5,388

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BankAmerica Corp.
   6.250% due 04/01/08                                  2,000           2,023
   7.125% due 03/01/09 (N)                              1,500           1,558
Caterpillar, Inc.
   7.250% due 09/15/09                                  2,350           2,476
CIT Group, Inc.
   5.644% due 09/20/07 (E)                              3,800           3,809
   5.000% due 11/24/08 (N)                              7,050           6,981
   4.250% due 02/01/10 (N)                              2,325           2,231
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.276% due 03/07/08                                  1,600           1,601
Citigroup, Inc.
   5.166% due 01/30/09 (E)                              2,200           2,200
   6.200% due 03/15/09                                  5,700           5,808
Consolidated Edison Co. of New York
   Series B
   7.150% due 12/01/09                                  1,000           1,049
Credit Suisse First Boston USA, Inc. (E)
   5.413% due 12/09/08                                  3,500           3,504
DaimlerChrysler NA Holding Corp.
   5.486% due 08/03/09                                    800             800
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,097
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             488
FleetBoston Financial Corp. (N)
   6.375% due 05/15/08                                  4,185           4,247
Ford Motor Credit Co. (E)
   8.149% due 11/02/07                                    200             200
GATX Rail Corp.
   6.750% due 05/01/09                                  2,500           2,558
General Electric Capital Corp.
   4.000% due 06/15/09                                  1,650           1,590
   5.175% due 10/21/10 (E)                              2,000           2,003
   Series MTNA (N)
   4.625% due 09/15/09                                  6,460           6,321
Goldman Sachs Group, Inc.
   5.605% due 10/05/07 (E)                              2,000           2,003
   5.889% due 10/07/11 (E)                              3,000           3,021
   Series MTNB (E)
   5.841% due 07/23/09                                  2,000           2,013
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,469

 114  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HSBC Bank USA North America NY (E)
   Series BKNT
   5.440% due 06/10/09                                    300             301
HSBC Finance Corp.
   6.500% due 11/15/08                                 10,130          10,346
International Lease Finance Corp.
   6.375% due 03/15/09                                  1,500           1,529
   4.750% due 07/01/09                                  2,680           2,623
Lehman Brothers Holdings, Inc.
   7.875% due 08/15/10                                  1,000           1,083
   Series MTNG
   3.950% due 11/10/09                                  2,800           2,666
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,519
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,871
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08 (N)                              3,925           3,871
   5.685% due 07/25/11 (E)                              1,100           1,100
Metropolitan Life Global Funding I (A)
   5.750% due 07/25/11                                  4,000           4,033
Morgan Stanley
   3.875% due 01/15/09                                  2,000           1,930
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,320
Northern States Power Co.
   6.875% due 08/01/09                                  3,000           3,094
Ohio Edison Co.
   4.000% due 05/01/08                                  2,035           1,980
Pepco Holdings, Inc. (N)
   5.500% due 08/15/07                                    400             400
Principal Life Global Funding I (p)
   2.800% due 06/26/08                                  5,600           5,336
Prudential Financial, Inc.
   3.750% due 05/01/08                                  1,075           1,043
Residential Capital Corp.
   6.125% due 11/21/08                                  4,000           3,974
SBC Communications, Inc.
   4.125% due 09/15/09                                  9,135           8,753
SLM Corp.
   3.625% due 03/17/08                                  7,200           6,977
Sprint Capital Corp.
   6.375% due 05/01/09                                  3,775           3,850
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,568
Wachovia Bank NA
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,206
Wachovia Corp.
   5.625% due 12/15/08 (N)                              8,200           8,230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo & Co.
   4.125% due 03/10/08                                    820             803
   6.250% due 04/15/08                                  8,337           8,431
   5.509% due 03/23/10 (E)                              3,000           3,001
Xcel Energy, Inc.
   3.400% due 07/01/08                                    925             887
                                                                 ------------
                                                                      185,824
                                                                 ------------

International Debt - 5.4%
Eksportfinans A/S (N)
   4.750% due 12/15/08                                  7,800           7,715
Eli Lilly Services, Inc. (E)(p)
   5.333% due 09/12/08                                  4,000           4,004
European Investment Bank
   3.875% due 08/15/08                                  7,450           7,273
HBOS Treasury Services PLC
   3.500% due 11/30/07                                  2,000           1,952
   3.750% due 09/30/08 (p)                              1,000             966
Inter-American Development Bank
   6.375% due 10/22/07                                  5,305           5,372
   Series GMTN
   5.250% due 06/16/08                                  2,500           2,502
International Bank for Reconstruction &
   Development
   4.125% due 06/24/09                                  3,400           3,311
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   5.519% due 03/14/36                                  1,557           1,560
Kreditanstalt fuer Wiederaufbau
   5.250% due 05/19/09                                  6,080           6,088
Network Rail MTN Finance PLC
   2.625% due 03/26/08                                  9,270           8,882
Royal Bank of Scotland PLC (E)(p)
   5.570% due 07/21/08                                    900             900
Svensk Exportkredit AB (N)
   4.625% due 02/17/09                                 10,305          10,147
                                                                 ------------
                                                                       60,672
                                                                 ------------

Mortgage-Backed Securities - 20.8%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,011           1,961
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    684             661

                                                   Short Duration Bond Fund  115

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,689           1,628
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                  9,160           8,866
   Series 2006-2 Class 2A18
   5.750% due 03/25/36                                  3,473           3,463
Banc of America Mortgage Securities
   Series 2002-K Class 2A1 (E)
   5.437% due 10/20/32                                     38              38
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,115           1,103
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    318             322
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.449% due 04/25/33                                    499             491
   Series 2003-8 Class 2A1 (E)
   4.812% due 01/25/34                                    467             459
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.406% due 05/25/35                                  1,297           1,289
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    463             452
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    294             295
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,022
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    469             465
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    662             635
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,396           1,339
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                    819             792
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             959
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    183             184
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    534             524
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  2,780           2,700

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,575           3,554
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,672           3,640
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-HYB Class 5A1
   5.250% due 02/20/36                                  1,235           1,222
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-P3A Class A1 (E)(p)
   5.631% due 08/25/33                                    168             168
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             970
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    770             748
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  1,145           1,119
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,462           3,428
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.699% due 10/25/32                                     18              18
Fannie Mae
   6.000% due 2008                                         67              67
   5.500% due 2009                                      1,610           1,599
   6.000% due 2010                                        148             148
   6.500% due 2010                                        127             128
   6.000% due 2011                                        172             173
   6.500% due 2011                                        103             104
   4.500% due 2013                                      2,497           2,422
   5.000% due 2013                                      2,518           2,479
   5.500% due 2013                                        326             325
   6.000% due 2013                                        383             385
   6.000% due 2014                                      1,914           1,929
   5.500% due 2016                                      1,158           1,150
   5.000% due 2017                                         95              92
   5.500% due 2017                                      1,802           1,786
   6.000% due 2017                                        185             187
   5.000% due 2018                                      4,001           3,899
   5.000% due 2019                                        493             479
   5.000% due 2020                                        341             331
   5.500% due 2022                                      1,280           1,259
   5.500% due 2033                                         79              77
   6.000% due 2033                                         30              29
   5.500% due 2034                                     14,093          13,736

 116  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.663% due 2035 (E)                                  3,885           3,766
   4.671% due 2035 (E)                                    575             565
   4.894% due 2035 (E)                                 33,080          32,299
   5.500% due 2035                                     20,632          20,053
   5.393% due 2041 (E)                                  1,045           1,054
   5.343% due 2042 (E)                                    802             808
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    312             310
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    266             255
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  2,553           2,526
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,187
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  1,907           1,863
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,437           3,189
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    595             566
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,034           1,857
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  1,677           1,660
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   5.250% due 11/28/35                                     20              20
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,164           1,167
Federal Home Loan Bank System Class 1
   3.920% due 09/25/09                                  1,517           1,460
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,547           3,472
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   5.343% due 02/25/45                                  1,402           1,391
Freddie Mac
   6.000% due 2009                                         57              57
   6.000% due 2010                                        110             109
   8.000% due 2010                                         21              21
   6.000% due 2011                                        178             179
   6.000% due 2032                                        418             418
   6.000% due 2033                                        722             721
   4.918% due 2035 (E)                                    896             875
   Series 1993-164 Class PD
   4.500% due 09/15/08                                     64              64
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     43              43
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,282           1,230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,267           1,198
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  2,866           2,682
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,436
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    380             378
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,167           2,088
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                    493             491
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,228           1,213
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  3,636           3,458
   Series 2004-282 Class EA
   4.500% due 11/15/15                                  3,024           2,970
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,429           1,393
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,618           2,615
Freddie Mac Gold
   4.000% due 2007                                        844             827
   4.000% due 2008                                        710             688
   4.500% due 2008                                        773             760
   5.500% due 2008                                         82              81
   6.500% due 2008                                         74              74
   5.500% due 2009                                        190             188
   6.000% due 2009                                         63              63
   6.500% due 2009                                        276             278
   6.000% due 2011                                        262             263
   6.000% due 2013                                        122             122
   5.500% due 2014                                        526             522
   6.000% due 2014                                        126             127
   6.000% due 2016                                        541             544
   5.500% due 2017                                        874             867
   5.000% due 2018                                        554             539
   6.000% due 2028                                        129             129
   5.500% due 2029                                        858             837
   6.000% due 2029                                        254             254
   6.000% due 2031                                        338             338
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,401           1,402

                                                   Short Duration Bond Fund  117

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  2,076           2,023
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,513           1,479
Ginnie Mae I
   7.000% due 2007                                          2               2
   6.000% due 2008                                         64              64
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   4.750% due 2027                                        121             121
   5.000% due 2032                                        227             226
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,648           2,558
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.405% due 06/25/34                                  1,727           1,709
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.573% due 04/25/34                                    254             254
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    741             719
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,642           1,616
   4.613% due 10/15/42                                  2,396           2,356
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,091
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,120           1,086
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,673           1,613
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     10              10
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.609% due 06/15/30                                  1,229           1,231
Merrill Lynch Mortgage Trust
   Series 2006-C1 Class A1
   5.528% due 05/12/39                                  2,679           2,683
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,326           1,285
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    663             638
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,839           1,806
Morgan Stanley Dean Witter Capital I
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    147             148

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.785% due 02/25/34                                    222             222
   Series 2004-CL1 Class 2A2
   5.785% due 02/25/19                                     53              53
Residential Accredit Loans, Inc.
   Series 2003-QS1 Class A1
   5.000% due 09/25/18                                  3,575           3,454
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    997             940
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   5.582% due 09/19/32                                     71              71
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                     96              96
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    314             315
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,835           1,772
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,251           1,215
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    564             559
   Series 2002-AR6 Class A (E)
   5.682% due 06/25/42                                    434             435
   Series 2002-AR9 Class 1A
   5.410% due 08/25/42                                    973             974
   Series 2004-AR1 Class A2A (E)
   5.370% due 11/25/34                                  2,005           2,013
   Series 2005-AR1 Class A1A1 (E)
   5.675% due 10/25/45                                    405             407
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,771           2,702
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,237           1,216
                                                                 ------------
                                                                      232,472
                                                                 ------------

 118  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             521
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   Series 2004-900 Class 1
   5.925% due 04/09/08                                  1,600           1,616
   Zero coupon due 04/27/10                               531             489
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,008
                                                                 ------------
                                                                        3,113
                                                                 ------------

United States Government Treasuries - 7.3%
United States Treasury Notes
   2.625% due 05/15/08                                 20,470          19,650
   4.875% due 05/31/08                                  4,000           3,990
   3.375% due 12/15/08                                  3,450           3,330
   3.875% due 05/15/09                                  2,000           1,945
   3.375% due 10/15/09                                 54,855          52,354
                                                                 ------------
                                                                       81,269
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $765,716)                                                       753,010
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(A)                                   219           2,315
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,307)                                                           2,315
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sep 2006 92.75 Put (591)                           137,038               4
   Dec 2006 92.25 Put (250)                            57,656               1
   Dec 2006 92.50 Put (100)                            23,125               1
   Dec 2006 92.75 Put (72)                             16,695              --
   Mar 2007 92.00 Put (292)                            67,160               2
   Jun 2007 91.00 Put (201)                            45,728               1
   Jun 2007 91.25 Put (316)                            72,088               2

SWAPTIONS
(Fund Pays/Fund Receives)
   USD Three Month LIBOR/
   USD 4.750%
   Aug 2006 0.00 Call (1)                               5,000              --
   USD Three Month LIBOR/ USD 4.500%
   Oct 2006 0.00 Call (3)                              29,600              --
   USD Three Month LIBOR/ USD 5.130%
   Oct 2006 0.00 Call (1)                               4,100               4
   USD Three Month LIBOR/ USD 4.800%
   Dec 2006 0.00 Call (1)                              12,000               4
   USD Three Month LIBOR/ USD 5.170%
   Feb 2007 0.00 Call (1)                               9,500              25
   USD Three Month LIBOR/ USD 5.000%
   Mar 2007 0/00 Call (2)                              17,000              28
   USD Three Month LIBOR/ USD 5.080%
   Apr 2007 0.00 Call (1)                               6,900              17
   USD Three Month LIBOR/ USD 5.200%
   May 2007 0.00 Call (1)                              20,800              85
   USD Three Month LIBOR/ USD 5.250%
   Jun 2007 0.00 Call (1)                              18,000              87
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $541)                                                               261
                                                                 ------------


                                                   Short Duration Bond Fund  119

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
SHORT-TERM INVESTMENTS - 32.1%
Abbey National NA LLC (z)
   5.250% due 08/04/06                                  4,700           4,680
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,700           1,722
American General Finance Corp. (E)
   Series MTNG
   5.489% due 03/23/07                                    200             200
Bank of Montreal (N)
   7.800% due 04/01/07                                  2,500           2,534
Barclays Bank PLC (z)
   5.343% due 01/29/07                                  2,700           2,707
Barclays US Funding Corp. (z)
   5.405% due 10/20/06                                  8,600           8,482
BNP Paribas Financial, Inc (z)
   5.000% due 08/28/06                                  6,800           6,775
   5.050% due 08/16/06 (c)                              4,600           4,590
Boeing Co.
   8.100% due 08/11/06                                  2,375           2,391
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             909
British Sky Broadcasting PLC
   7.300% due 10/15/06                                  2,000           2,005
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,716
Calyon (c)(z)
   5.335% due 09/01/06                                 10,400          10,352
Capital One Financial Corp.
   4.738% due 05/17/07                                  3,450           3,425
Citigroup, Inc. (E)(N)
   5.331% due 06/04/07                                  1,000           1,001
COX Communications, Inc.
   7.750% due 08/15/06                                  2,900           2,901
Devon Energy Corp.
   2.750% due 08/01/06                                  4,954           4,954
Dexia Delaware LLC (z)
   5.360% due 08/07/06                                  5,400           5,324
   5.380% due 10/13/06                                  6,000           5,917
Dominion Resources, Inc.
   Series G
   3.660% due 11/15/06                                  1,800           1,790
Fannie Mae (E)
   5.312% due 09/22/06                                  1,600           1,600
Fannie Mae Discount Note (z)
   5.190% due 08/07/06 (c)                              4,900           4,896
   4.958% due 09/13/06                                  7,000           6,959
Federal Farm Credit Bank
   12.250% due 02/01/07                                 1,678           1,707
Federal Home Loan Bank Discount Notes (c)(z)
   4.926% due 08/02/06                                 10,800          10,798

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Discount Note (c)(z)
   4.806% due 08/01/06                                 17,600          17,600
Federal National Mortgage Association Discount
   Notes
   5.230% due 09/01/06 (c)(z)                           1,100           1,095
   5.235% due 10/02/06 (z)                              7,000           6,933
   5.275% due 10/04/06                                    200             198
   5.282% due 10/04/06 (z)                                100              99
   5.270% due 10/18/06                                  1,900           1,875
Ford Motor Credit Co.
   7.750% due 02/15/07                                    200             201
   6.374% due 03/21/07 (E)                              2,800           2,794
France Treasury Bill BTF
   Zero coupon due 12/21/06                             1,300           1,640
Freddie Mac Discount Notes (c)(z)
   Zero coupon due 08/01/06                            10,300          10,300
General Electric Capital Corp. (z)
   5.350% due 10/26/06                                  1,200           1,184
General Electric Credit Services (z)
   5.370% due 10/10/06                                 10,300          10,162
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             300
   6.407% due 01/16/07 (E)                                200             200
HBOS Treasury Services PLC (z)
   5.100% due 08/25/06                                  3,000           2,957
   5.125% due 01/12/07 (E)(p)                             900             901
Historic TW, Inc.
   8.110% due 08/15/06                                  2,000           2,001
HSBC Finance Corp. (E)
   5.260% due 02/27/07                                  3,200           3,201
International Lease Finance Corp.
   5.625% due 06/01/07 (N)                              1,600           1,600
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,159
John Hancock Global Funding II 6.000% due
   12/28/06                                             2,450           2,451
Kreditanstalt fuer Wiederaufbau
   3.250% due 07/16/07 (N)                              2,805           2,738
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,232
Morgan Stanley
   5.615% due 07/27/07                                  3,000           3,004
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,213
New York Life Global Funding (E)(p)
   5.274% due 02/26/07                                  2,500           2,501
Nisource Finance Corp.
   3.200% due 11/01/06                                  2,795           2,778

 120  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NiSource, Inc.
   3.628% due 11/01/06                                  1,300           1,293
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,990
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             498
Rabobank USA Financial Corp. (c)(z)
   5.290% due 08/01/06                                  2,000           2,000
Russell Investment Company Money Market Fund       45,203,334          45,203
Societe Generale NA (c)(z)
   4.990% due 08/15/06                                  6,900           6,880
   5.055% due 08/15/06                                    400             399
   4.985% due 08/22/06                                  4,100           4,088
Sprint Capital Corp.
   4.780% due 08/17/06                                  3,000           2,999
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                     40              40
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,501
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,881
TIAA Global Markets, Inc.
   5.000% due 03/01/07                                  3,625           3,610
Toyota Motor Credit Co. (c)(z)
   5.250% due 08/03/06                                 10,000           9,997
UBS Financial LLC (c)(z)
   5.265% due 08/07/06                                  1,000             999
   5.225% due 08/08/06                                 10,300          10,290
United States Treasury Bills (c)(z)
   4.843% due 09/14/06 (sec.)                              90              89
   4.884% due 09/14/06 (sec.)                              50              50
   4.888% due 09/14/06 (sec.)                              30              30
   4.911% due 09/14/06 (sec.)                              30              30
   4.914% due 09/14/06 (sec.)                              70              70
   4.915% due 09/14/06 (sec.)                              40              40
   4.921% due 09/14/06                                    250             249
   4.932% due 09/14/06 (sec.)                           1,845           1,834
   4.944% due 09/14/06 (sec.)                              20              20
   4.949% due 09/14/06 (sec.)                             230             229
   4.951% due 09/14/06 (sec.)                             150             149
United States Treasury Notes
   3.125% due 05/15/07                                 18,590          18,302
   3.625% due 06/30/07                                 42,875          42,301
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,642

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp.
   Series *
   5.490% due 07/20/07                                  3,500           3,504
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,933
Wells Fargo Bank NA (c)(z)
   5.270% due 08/01/06                                 10,000          10,000
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $359,960)                                                       359,792
                                                                 ------------

OTHER SECURITIES - 1.4%
Russell Investment Company
   Money Market Fund (X)                            4,653,664           4,654
State Street Securities Lending
   Quality Trust (X)                               11,307,170          11,307
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $15,961)                                                         15,961
                                                                 ------------

TOTAL INVESTMENTS - 101.0%
(identified cost $1,144,485)                                        1,131,339

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                          (11,595)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,119,744
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Short Duration Bond Fund  121

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 12/06 (815)                            192,646               (990)
   expiration date 03/07 (788)                            186,441             (1,152)
   expiration date 06/07 (526)                            124,596               (626)
   expiration date 09/07 (379)                             89,842               (368)
   expiration date 12/07 (232)                             55,007               (141)

United States Treasury 2 Year Notes
   expiration date 09/06 (129)                             26,247                 63

Short Positions
United States Treasury Bonds
   expiration date 09/06 (267)                             28,911               (378)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (3,592)
                                                                     ===============

OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2006 95.00 Put (12)                                  2,850                (14)
   Dec 2006 95.25 Put (338)                                80,486               (594)
   Dec 2006 95.50 Put (40)                                  9,550                (95)
   Mar 2007 94.75 Put (13)                                  3,079                 (8)

Swaptions
(Fund Pays/Fund Receives)
   GBP Six Month LIBOR/ GBP 4.500%
   Dec 2006 0.00 Put (1)                                    3,176                (18)
   USD Three Month LIBOR/
   USD 4.780%
   Aug 2006 0.00 Call (1)                                   2,000                 --
   USD Three Month LIBOR/
   USD 4.540%
   Oct 2006 0.00 Call (2)                                   7,700                 --
   USD Three Month LIBOR/
   USD 4.560%
   Oct 2006 0.00 Call (1)                                   6,000                 --
   USD Three Month LIBOR/
   USD 5.210%
   Oct 2006 0.00 Call (1)                                   1,800                 (5)
   USD Three Month LIBOR/
   USD 4.850%
   Dec 2006 0.00 Call (1)                                   5,000                 (5)
   USD Three Month LIBOR/
   USD 5.240%
   Feb 2007 0.00 Call (1)                                   4,100                (23)
   USD Three Month LIBOR/
   USD 5.040%
   Mar 2007 0.00 Call (2)                                   7,000                (26)
   USD Three Month LIBOR/
   USD 5.220%
   Apr 2007 0.00 Call (1)                                   3,000                (21)
   USD Three Month LIBOR/
   USD 5.315%
   May 2007 0.00 Call (1)                                   9,100                (83)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $779)                                                     (892)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 122  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              76   GBP               41    09/07/06                  1
EUR           1,292   USD            1,639    09/29/06                (18)
JPY          31,325   USD              286    08/15/06                 12
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  (5)
                                                           ==============

INTEREST RATE SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
          COUNTER                 NOTIONAL                                              TERMINATION         VALUE
           PARTY                   AMOUNT       FUND RECEIVES        FUND PAYS              DATE              $
----------------------------   --------------   -------------   --------------------   --------------   --------------
Barclays Bank PLC                GBP    2,800   5.000%          Six Month LIBOR           06/15/07                   3
                                                                Consumer Price Index
BNP Paribas                      EUR    1,200   2.090%          (France)                  10/15/10                  (2)
Lehman Brothers                  GBP    1,500   4.500%          Six Month LIBOR           09/20/09                 (32)
Merill Lynch                     GBP    1,600   4.500%          Six Month LIBOR           09/20/09                 (34)
UBS                              USD   36,800   5.000%          Three Month LIBOR         12/20/08                (238)
                                                                                                        --------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($353)                         (303)
                                                                                                        ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Short Duration Bond Fund  123

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.2%
Auto and Transportation - 4.1%
Burlington Northern Santa Fe Corp.                      8,130             560
CH Robinson Worldwide, Inc. (N)                        11,380             521
Expeditors International
   Washington, Inc.                                    24,000           1,091
FedEx Corp.                                            11,660           1,221
Freightcar America, Inc. (N)                            1,900             102
Norfolk Southern Corp.                                 10,700             465
Southwest Airlines Co.                                 29,200             525
Union Pacific Corp.                                    11,300             961
United Parcel Service, Inc. Class B                    19,000           1,309
US Airways Group, Inc. (AE)(N)                         15,600             713
UTI Worldwide, Inc.                                    13,600             317
                                                                 ------------
                                                                        7,785
                                                                 ------------
Consumer Discretionary - 17.4%
24/7 Real Media, Inc. (AE)(N)                          21,300             169
Aeropostale, Inc. (AE)                                  3,900             108
Alloy, Inc. (AE)(N)                                     4,650              45
AMN Healthcare Services, Inc. (AE)(N)                  17,400             391
AnnTaylor Stores Corp. (AE)                             4,300             177
Apollo Group, Inc. Class A (AE)                        13,600             644
Avon Products, Inc.                                    19,890             577
Best Buy Co., Inc.                                     11,340             514
Buca, Inc. (AE)(N)                                     19,900             106
Callaway Golf Co. (N)                                   7,000              89
Casual Male Retail Group, Inc. (AE)                    15,600             174
Charlotte Russe Holding, Inc. (AE)(N)                   8,800             230
Christopher & Banks Corp.                               8,200             231
Coach, Inc. (AE)                                       41,820           1,201
Corrections Corp. of America (AE)(N)                    4,100             224
Crown Media Holdings, Inc. Class A (AE)(N)             12,100              49
Deckers Outdoor Corp. (AE)(N)                           3,400             145
dELIA*s, Inc. (AE)(N)                                  10,100              74
Design Within Reach, Inc. (AE)(N)                      14,900              86
DeVry, Inc. (AE)                                        7,400             156
DiamondCluster International, Inc. (AE)                10,800              97
eBay, Inc. (AE)                                        55,000           1,324
Electronic Arts, Inc. (AE)                             67,900           3,199
Emerson Radio Corp. (AE)                               19,800              60
Ezcorp, Inc. Class A (AE)                               3,800             158
Gemstar-TV Guide International, Inc. (AE)              67,400             194
Google, Inc. Class A (AE)                              13,579           5,250
Gray Television, Inc. (N)                              12,400              83
Great Wolf Resorts, Inc. (AE)(N)                       12,000             144
Iconix Brand Group, Inc. (AE)(N)                        7,082              99
Interchange Corp. (AE)(N)                               9,800              55
International Game Technology                          55,130           2,131
ITT Educational Services, Inc. (AE)(N)                  4,400             297
Kohl's Corp. (AE)                                      21,500           1,218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Las Vegas Sands Corp. (AE)                             10,950             679
LIFE TIME FITNESS, Inc. (AE)(N)                         2,700             122
MGM Mirage (AE)                                        26,500             942
Multimedia Games, Inc. (AE)                            11,100             109
News Corp. Class A                                     46,410             893
Nordstrom, Inc.                                        14,000             480
Office Depot, Inc. (AE)                                12,600             454
Omnicom Group, Inc.                                     6,420             568
On Assignment, Inc. (AE)                                9,200              79
Sears Holdings Corp. (AE)(N)                            9,400           1,290
Sharper Image Corp. (AE)(N)                             7,600              82
Staples, Inc.                                          54,000           1,167
Starbucks Corp. (AE)                                   28,096             963
Starwood Hotels & Resorts Worldwide, Inc.              34,870           1,833
Steven Madden, Ltd.                                     5,100             171
Topps Co., Inc. (The) (N)                              14,900             122
Urban Outfitters, Inc. (AE)(N)                         47,400             692
Valuevision Media, Inc. Class A (AE)                    9,700             104
Wal-Mart Stores, Inc.                                  24,000           1,068
Weight Watchers International, Inc.                    13,500             540
XM Satellite Radio Holdings, Inc. Class A (AE)         59,400             689
                                                                 ------------
                                                                       32,746
                                                                 ------------

Consumer Staples - 7.7%
Altria Group, Inc.                                     17,900           1,431
Coca-Cola Co. (The)                                    22,700           1,010
Colgate-Palmolive Co.                                  13,300             789
CVS Corp.                                              80,090           2,621
Medifast, Inc. (AE)(N)                                  5,700              94
PepsiCo, Inc.                                          67,075           4,251
Procter & Gamble Co.                                   41,500           2,332
Walgreen Co.                                           29,100           1,361
Whole Foods Market, Inc.                                7,120             410
Wild Oats Markets, Inc. (AE)(N)                        10,200             183
                                                                 ------------
                                                                       14,482
                                                                 ------------

Financial Services - 8.5%
Advent Software, Inc. (AE)(N)                          10,400             325
American Express Co.                                   33,300           1,734
Charles Schwab Corp. (The)                             52,310             831
Chicago Mercantile Exchange Holdings, Inc.              4,310           1,988
Chubb Corp.                                            18,100             913
Commerce Bancorp, Inc.                                 19,500             662
Cybersource Corp. (AE)(N)                              29,296             294

 124  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ECC Capital Corp. (o)(N)                               31,200              36
First Data Corp.                                       47,700           1,948
Goldman Sachs Group, Inc.                               6,700           1,023
Hartford Financial Services Group, Inc.                 5,000             424
HealthExtras, Inc. (AE)(N)                              5,000             130
Heartland Payment Systems, Inc. (AE)(N)                 3,500              91
Hypercom Corp. (AE)                                    16,700             157
MCF Corp. (AE)                                         19,600              16
Merrill Lynch & Co., Inc.                              10,100             735
Moody's Corp.                                          18,000             988
Morgan Stanley                                          9,400             625
Open Solutions, Inc. (AE)(N)                            4,400             122
Paychex, Inc.                                          30,000           1,025
Pico Holdings, Inc. (AE)(N)                             3,800             125
Rewards Network, Inc. (AE)(N)                           3,100              14
UBS AG                                                 17,880             973
Wells Fargo & Co.                                      12,930             935
                                                                 ------------
                                                                       16,114
                                                                 ------------

Health Care - 17.4%
Abbott Laboratories                                    17,100             817
Albany Molecular Research, Inc. (AE)                    7,900              71
Allergan, Inc.                                         37,680           4,064
Amgen, Inc. (AE)                                       21,800           1,520
Amylin Pharmaceuticals, Inc. (AE)(N)                    8,400             410
Analogic Corp. (N)                                      2,900             133
Applera Corp. - Celera Genomics Group (AE)             13,100             177
Bruker BioSciences Corp. (AE)                          20,400             119
Cardinal Health, Inc.                                  19,600           1,313
Caremark Rx, Inc.                                      25,700           1,357
Celgene Corp. (AE)(N)                                  39,080           1,872
DaVita, Inc. (AE)                                      11,500             575
Dendreon Corp. (AE)(N)                                 11,900              55
Digene Corp. (AE)(N)                                    5,300             224
DOV Pharmaceutical, Inc. (AE)(N)                       40,600              58
Eli Lilly & Co.                                        14,500             823
Express Scripts, Inc. (AE)                             19,580           1,508
Genentech, Inc. (AE)                                   28,895           2,335
Gilead Sciences, Inc. (AE)                             41,945           2,579
Greatbatch, Inc. (AE)(N)                                6,000             147
GTx, Inc. (AE)(N)                                       9,100              79
Healthways, Inc. (AE)                                   3,300             177
Henry Schein, Inc. (AE)                                 2,500             119
ICU Medical, Inc. (AE)(N)                               3,400             142
Illumina, Inc. (AE)(N)                                  6,700             256
Intralase Corp. (AE)(N)                                 3,700              64
Johnson & Johnson                                      18,900           1,182
Kinetic Concepts, Inc. (AE)                             5,100             227
Lifecell Corp. (AE)(N)                                  7,700             220
McKesson Corp.                                          8,600             433

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medco Health Solutions, Inc. (AE)                      19,600           1,163
Neose Technologies, Inc. (AE)                          16,300              44
Neurometrix, Inc. (AE)                                  4,000             131
Omnicell, Inc. (AE)(N)                                 12,200             199
Oxigene, Inc. (AE)(N)                                  10,400              34
Palatin Technologies, Inc. (AE)(N)                     18,700              37
Phase Forward, Inc. (AE)                               11,500             129
Quest Diagnostics, Inc.                                20,220           1,216
Rita Medical Systems, Inc. (AE)(N)                     23,000              81
SonoSite, Inc. (AE)(N)                                  3,100             100
St. Jude Medical, Inc. (AE)                            19,700             727
Tercica, Inc. (AE)(N)                                  17,800              90
UnitedHealth Group, Inc.                               42,700           2,042
Ventana Medical Systems, Inc. (AE)                      3,000             140
WellPoint, Inc. (AE)                                   35,200           2,622
Zimmer Holdings, Inc. (AE)                             17,000           1,075
                                                                 ------------
                                                                       32,886
                                                                 ------------

Materials and Processing - 2.7%
Archer-Daniels-Midland Co.                             26,455           1,164
Harsco Corp.                                            3,100             250
Insituform Technologies, Inc. Class A (AE)              9,800             211
Monsanto Co.                                           47,920           2,060
Praxair, Inc.                                          21,000           1,152
Unifi, Inc. (AE)                                       27,100              77
Valmont Industries, Inc.                                4,700             239
                                                                 ------------
                                                                        5,153
                                                                 ------------

Miscellaneous - 3.4%
Foster Wheeler, Ltd. (AE)(N)                            4,500             172
General Electric Co.                                  148,838           4,865
Textron, Inc.                                          13,220           1,189
Trinity Industries, Inc.                                3,500             117
                                                                 ------------
                                                                        6,343
                                                                 ------------

Other Energy - 2.9%
Baker Hughes, Inc.                                      9,300             744
Cameron International Corp. (AE)                        7,000             353
ENSCO International, Inc.                               3,300             152
FMC Technologies, Inc. (AE)                             1,900             120
Foundation Coal Holdings, Inc.                          3,600             137
Hercules Offshore, Inc. (AE)(N)                         3,400             121
Newfield Exploration Co. (AE)                          21,700           1,006
Petroquest Energy, Inc. (AE)(N)                        11,300             132
Schlumberger, Ltd.                                     10,600             709
Smith International, Inc.                               9,100             406
TGC Industries, Inc. (AE)                              11,200             111

                                                         Select Growth Fund  125

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valero Energy Corp.                                     9,330             629
Weatherford International, Ltd. (AE)                   17,160             804
                                                                 ------------
                                                                        5,424
                                                                 ------------

Producer Durables - 4.7%
Applied Materials, Inc.                                57,507             905
Boeing Co.                                             28,435           2,202
CalAmp Corp. (AE)(N)                                   13,100              82
Caterpillar, Inc.                                      19,120           1,355
Crown Castle International Corp. (AE)(N)                6,100             215
Danaher Corp.                                          12,600             822
Entegris, Inc. (AE)(N)                                 16,427             155
ESCO Technologies, Inc. (AE)(N)                         2,800             148
Flow International Corp. (AE)(N)                        8,500             115
General Cable Corp. (AE)                                5,400             193
Intevac, Inc. (AE)(N)                                   6,922             146
LMI Aerospace, Inc. (AE)                                8,900             203
LTX Corp. (AE)(N)                                      18,500             100
Polycom, Inc. (AE)                                     10,500             233
Radyne Corp. (AE)(N)                                   11,300             126
SBA Communications Corp. Class A (AE)(N)               11,500             275
Sonic Solutions, Inc. (AE)(N)                           9,600             136
Tektronix, Inc.                                         6,100             166
Teradyne, Inc. (AE)(N)                                 38,000             499
United Technologies Corp.                              10,300             641
Viisage Technology, Inc. (AE)(N)                       13,700             237
                                                                 ------------
                                                                        8,954
                                                                 ------------

Technology - 22.8%
Actuate Corp. (AE)                                     16,200              66
Agile Software Corp. (AE)(N)                           30,900             181
Akamai Technologies, Inc. (AE)(N)                      26,500           1,050
American Science & Engineering, Inc. (AE)(N)            2,100             107
Apple Computer, Inc. (AE)                              61,174           4,157
Art Technology Group, Inc. (AE)(N)                     46,100             123
Aspen Technology, Inc. (AE)(N)                          5,400              65
Authentidate Holding Corp. (AE)(N)                     13,900              28
Avid Technology, Inc. (AE)(N)                           2,300              81
BEA Systems, Inc. (AE)                                 20,600             242
Broadcom Corp. Class A (AE)                            24,000             576
Cadence Design Systems, Inc. (AE)                       5,100              83
Captaris, Inc. (AE)                                    15,100              69
Centillium Communications, Inc. (AE)                   26,526              79
Checkpoint Systems, Inc. (AE)                           4,600              76
Cisco Systems, Inc. (AE)                              164,020           2,928
Corning, Inc. (AE)                                     45,800             873
Daktronics, Inc. (N)                                    7,400             208
Ditech Networks, Inc. (AE)                             13,000             106
Equinix, Inc. (AE)(N)                                   3,400             178
Gartner, Inc. (AE)(N)                                  26,000             370

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewlett-Packard Co.                                    37,900           1,209
Informatica Corp. (AE)(N)                               8,700             122
Integrated Device Technology, Inc. (AE)                13,000             201
Intel Corp.                                            22,900             412
Intuit, Inc. (AE)                                      55,700           1,720
JDS Uniphase Corp. (AE)                               175,600             374
Juniper Networks, Inc. (AE)(N)                         25,000             336
Lawson Software, Inc. (AE)(N)                          14,500              97
LCC International, Inc. Class A (AE)(N)                28,500              98
Micron Technology, Inc. (AE)                          128,310           2,000
Microsoft Corp.                                       157,700           3,790
MIPS Technologies, Inc. (AE)                           19,200             122
Motorola, Inc.                                         45,700           1,040
MRO Software, Inc. (AE)                                 7,400             156
Napster, Inc. (AE)(N)                                  23,400              64
National Semiconductor Corp.                           56,400           1,312
NAVTEQ Corp. (AE)                                      21,000             592
Newport Corp. (AE)                                      8,500             155
Nuance Communications, Inc. (AE)(N)                    19,400             180
Oracle Corp. (AE)                                      96,550           1,445
PMC - Sierra, Inc. (AE)(N)                             26,800             137
Qualcomm, Inc.                                        162,090           5,715
Redback Networks, Inc. (AE)                            10,345             160
Reynolds & Reynolds Co. (The) Class A                   3,500             124
Rockwell Automation, Inc. (N)                           9,150             567
RSA Security, Inc. (AE)(N)                             11,800             325
Saba Software, Inc. (AE)                               17,625              93
Safeguard Scientifics, Inc. (AE)(N)                    35,500              72
SanDisk Corp. (AE)                                     55,100           2,571
Seachange International, Inc. (AE)(N)                  18,400             122
Seagate Technology (N)                                 52,000           1,206
Semtech Corp. (AE)                                     12,400             160
SimpleTech, Inc. (AE)                                  17,300              97
Standard Microsystems Corp. (AE)                        5,300             141
Stratex Networks, Inc. (AE)(N)                         27,443              96
Sun Microsystems, Inc. (AE)                           185,850             808
SYKES Enterprises, Inc. (AE)                           10,500             171
Texas Instruments, Inc.                                97,000           2,889
Transaction Systems Architects, Inc. (AE)               4,500             167
Transwitch Corp. (AE)                                  49,800              84
Ultimate Software Group, Inc. (AE)(N)                   6,900             143

 126  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WatchGuard Technologies, Inc. (AE)                     22,000              90
webMethods, Inc. (AE)                                  13,700             102
                                                                 ------------
                                                                       43,111
                                                                 ------------

Utilities - 1.6%
Comcast Corp. Class A (AE)                             22,400             770
Leap Wireless International, Inc. (AE)                  2,500             112
Level 3 Communications, Inc. (AE)(N)                   79,900             312
MDU Communications International, Inc. (AE)(N)         29,200              21
NeuStar, Inc. Class A New (AE)(N)                       7,700             238
NII Holdings, Inc. Class B (AE)                         9,550             504
Sprint Nextel Corp.                                    50,000             990
                                                                 ------------
                                                                        2,947
                                                                 ------------

TOTAL COMMON STOCKS
(cost $165,957)                                                       175,945
                                                                 ------------
SHORT-TERM INVESTMENTS - 7.0%
Russell Investment Company Money Market Fund       11,940,000          11,940
United States Treasury Bills (c)(z)(sec.)
   4.878% due 09/14/06                                    500             497
   4.885% due 09/14/06                                    700             696
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,133)                                                         13,133
                                                                 ------------

OTHER SECURITIES - 12.2%
Russell Investment Company Money Market Fund (X)    6,708,707           6,709
State Street Securities Lending Quality Trust
   (X)                                             16,300,381          16,300
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $23,009)                                                         23,009
                                                                 ------------

TOTAL INVESTMENTS - 112.4%
(identified cost $202,099)                                            212,087

OTHER ASSETS AND LIABILITIES,
NET - (12.4%)                                                         (23,357)
                                                                 ------------

NET ASSETS - 100.0%                                                   188,730
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 09/06 (29)                               4,404               (140)

Russell 1000 Growth Index
   expiration date 09/06 (11)                               2,742                (19)

S&P 500 E-Mini Index (CME) expiration date 09/06
   (33)                                                     2,115                 29

S&P 500 Index (CME)
   expiration date 09/06 (11)                               3,525                 41
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (89)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  127

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 1.8%
Airtran Holdings, Inc. (AE)(N)                         20,441             256
Burlington Northern Santa Fe Corp.                     15,510           1,069
Con-way, Inc.                                           1,620              80
CSX Corp.                                              11,828             718
Fleetwood Enterprises, Inc. (AE)(N)                    29,985             213
General Maritime Corp. (N)                             11,670             424
Keystone Automotive Industries, Inc. (AE)(N)           13,336             569
Norfolk Southern Corp.                                 12,780             555
Polaris Industries, Inc. (N)                           13,500             516
United Parcel Service, Inc. Class B                    13,600             937
US Airways Group, Inc. (AE)(N)                          9,800             448
Visteon Corp. (AE)(N)                                  65,667             469
Wabtec Corp.                                           21,466             570
                                                                 ------------
                                                                        6,824
                                                                 ------------

Consumer Discretionary - 8.4%
Abercrombie & Fitch Co. Class A                         7,300             387
Accenture, Ltd. Class A                                36,300           1,062
Arbitron, Inc. (N)                                     13,731             503
Casual Male Retail Group, Inc. (AE)(N)                 49,288             550
Corinthian Colleges, Inc. (AE)(N)                      35,031             470
Cost Plus, Inc. (AE)(N)                                25,622             346
Cox Radio, Inc. Class A (AE)(N)                        19,571             287
DeVry, Inc. (AE)                                       18,775             396
DiamondCluster International, Inc. Class A
   (AE)(N)                                             48,336             436
Federated Department Stores, Inc.                      10,920             383
Gap, Inc. (The)                                       104,500           1,813
Harrah's Entertainment, Inc.                           41,500           2,495
Hasbro, Inc.                                           70,390           1,316
Home Depot, Inc.                                        9,360             325
International Flavors & Fragrances, Inc. (N)           17,800             659
Ipass, Inc. (AE)(N)                                    26,592             135
Jarden Corp. (AE)(N)                                   15,064             437
JC Penney Co., Inc.                                    27,800           1,750
Kimberly-Clark Corp.                                   15,400             940
Liberty Media Holding Corp.                            56,000             922
Liberty Media Holding Corp.
   Series A (AE)                                       11,900             971
Limited Brands, Inc.                                   20,900             526
McDonald's Corp.                                       85,400           3,022
MGM Mirage (AE)(N)                                     74,800           2,658
Nike, Inc. Class B                                     12,270             969
O'Charleys, Inc. (AE)(N)                               27,193             435
Reader's Digest Association, Inc. (The) (N)            31,722             433
RR Donnelley & Sons Co.                                27,000             788
Sabre Holdings Corp. Class A                           36,000             745
School Specialty, Inc. (AE)(N)                          9,046             290

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sears Holdings Corp. (AE)                               3,000             412
ServiceMaster Co. (The)                                48,500             499
Sturm Ruger & Co., Inc. (N)                            43,762             292
TJX Cos., Inc.                                         45,000           1,097
Viacom, Inc. Class A (AE)                              20,377             710
Walt Disney Co.                                        61,980           1,840
Yum! Brands, Inc.                                      27,200           1,224
                                                                 ------------
                                                                       32,523
                                                                 ------------

Consumer Staples - 4.8%
Altria Group, Inc.                                     71,650           5,730
Coca-Cola Co. (The)                                    20,400             908
Coca-Cola Enterprises, Inc.                            34,400             738
ConAgra Foods, Inc.                                    26,100             561
Del Monte Foods Co. (N)                                44,413             466
Diageo PLC - ADR                                       12,760             897
Fomento Economico Mexicano SA de CV - ADR               9,700             852
Hershey Co. (The)                                      15,400             847
HJ Heinz Co.                                           19,600             823
Kellogg Co.                                            26,200           1,262
Lance, Inc. (N)                                        22,205             529
Loews Corp. - Carolina Group                           12,200             700
Molson Coors Brewing Co. Class B (N)                   13,200             943
Nestle SA - ADR                                         7,070             579
PepsiCo, Inc.                                           7,230             458
Procter & Gamble Co.                                   18,200           1,023
Safeway, Inc.                                          27,400             769
Sara Lee Corp.                                         26,170             442
                                                                 ------------
                                                                       18,527
                                                                 ------------

Financial Services - 26.0%
AG Edwards, Inc.                                        9,900             534
Allstate Corp. (The)                                   54,720           3,109
American Express Co.                                   16,910             880
American International Group, Inc.                     36,500           2,214
AmSouth Bancorporation                                 31,900             914
Annaly Mortgage Management, Inc. (o)(N)                48,300             619
Aspen Insurance Holdings, Ltd.                         24,800             585
Assurant, Inc.                                         26,800           1,291
Astoria Financial Corp.                                20,100             598
Bank of America Corp.                                 239,735          12,354
Bank of New York Co., Inc. (The)                       26,980             907
Bear Stearns Cos., Inc. (The)                          18,400           2,610
Cedar Shopping Centers, Inc. (o)(N)                    26,576             403
Chubb Corp.                                            11,780             594

 128  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cigna Corp.                                            18,830           1,718
Citigroup, Inc.                                       176,790           8,541
Colonial BancGroup, Inc. (The)                         26,800             681
Countrywide Financial Corp.                            64,200           2,300
Dow Jones & Co., Inc. (N)                              22,300             781
E*Trade Financial Corp. (AE)                           51,800           1,207
Fannie Mae                                             31,270           1,498
First Data Corp.                                       37,513           1,532
First Horizon National Corp. (N)                       14,800             620
First Industrial Realty Trust, Inc. (o)(N)             11,268             454
First Marblehead Corp. (The) (N)                        7,020             322
Franklin Resources, Inc.                                9,770             893
Freddie Mac                                             6,390             370
GATX Corp. (N)                                         10,066             394
Genworth Financial, Inc. Class A                       25,000             858
Goldman Sachs Group, Inc.                              22,050           3,368
H&R Block, Inc.                                        27,200             619
Hanover Insurance Group, Inc. (The)                    11,676             540
Hartford Financial Services Group, Inc.                22,150           1,879
Host Hotels & Resorts, Inc. (o)                        51,000           1,082
Huntington Bancshares, Inc. (N)                        49,600           1,208
Jones Lang LaSalle, Inc.                               15,400           1,258
JPMorgan Chase & Co.                                  122,800           5,602
Kronos, Inc. (AE)                                       9,982             290
Legg Mason, Inc.                                       19,900           1,661
Lehman Brothers Holdings, Inc.                         36,130           2,347
Lincoln National Corp.                                 12,800             726
Loews Corp.                                            52,500           1,946
Mellon Financial Corp.                                 22,480             787
Merrill Lynch & Co., Inc.                              72,240           5,261
Metlife, Inc.                                          49,360           2,567
Morgan Stanley                                         15,000             997
New York Community Bancorp, Inc. (N)                   51,400             839
PartnerRe, Ltd.                                         9,100             565
PNC Financial Services Group, Inc.                     18,600           1,318
Prudential Financial, Inc.                              8,100             637
RenaissanceRe Holdings, Ltd.                            6,700             347
South Financial Group, Inc. (The) (N)                  29,600             800
St. Paul Travelers Cos., Inc. (The)                    28,600           1,310
Sun Communities, Inc. (o)                               9,645             308
SunTrust Banks, Inc.                                   39,890           3,146
UBS AG                                                 77,180           4,199
US Bancorp                                            101,900           3,261
Wachovia Corp.                                         11,500             617
Washington Mutual, Inc. (N)                            26,600           1,189
Westamerica Bancorporation (N)                          8,360             402
                                                                 ------------
                                                                      100,857
                                                                 ------------

Health Care - 11.9%
Abbott Laboratories                                    29,700           1,419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AmerisourceBergen Corp. Class A                         9,900             426
Amgen, Inc. (AE)                                       56,000           3,905
Baxter International, Inc.                             39,040           1,640
Biogen Idec, Inc. (AE)(N)                              66,115           2,785
Boston Scientific Corp. (AE)                          121,500           2,067
Chattem, Inc. (AE)(N)                                   8,210             279
Eli Lilly & Co.                                        30,390           1,725
Forest Laboratories, Inc. (AE)                         32,000           1,482
Gentiva Health Services, Inc. (AE)(N)                  24,373             392
Genzyme Corp. (AE)                                     35,700           2,438
Johnson & Johnson                                      58,850           3,681
KV Pharmaceutical Co. (AE)(N)                          24,325             461
LifePoint Hospitals, Inc. (AE)                         15,573             525
Matria Healthcare, Inc. (AE)(N)                        18,580             458
Medco Health Solutions, Inc. (AE)                      11,500             682
Medtronic, Inc.                                        55,100           2,784
Merck & Co., Inc.                                      77,440           3,118
Par Pharmaceutical Cos., Inc. (AE)(N)                  28,124             429
Pfizer, Inc.                                          156,500           4,067
PolyMedica Corp. (N)                                   16,281             630
PSS World Medical, Inc. (AE)                           26,662             529
Quest Diagnostics, Inc.                                 8,500             511
Sunrise Senior Living, Inc. (AE)(N)                    13,726             396
UnitedHealth Group, Inc.                               77,600           3,712
US Physical Therapy, Inc. (AE)                         21,118             323
WellPoint, Inc. (AE)                                   43,330           3,228
Wyeth                                                  45,200           2,191
                                                                 ------------
                                                                       46,283
                                                                 ------------

Integrated Oils - 5.7%
Chevron Corp.                                          84,612           5,566
ConocoPhillips                                         52,510           3,604
Exxon Mobil Corp.                                     126,020           8,537
Hess Corp.                                             39,020           2,064
Marathon Oil Corp.                                      7,600             689
Total SA - ADR                                         22,900           1,562
                                                                 ------------
                                                                       22,022
                                                                 ------------

Materials and Processing - 8.0%
Acuity Brands, Inc. (N)                                13,786             603
Air Products & Chemicals, Inc.                         10,710             685
Airgas, Inc.                                           26,300             953
Alcoa, Inc.                                            32,900             985
American Standard Cos., Inc.                           50,800           1,962
Archer-Daniels-Midland Co.                             13,440             591
Avery Dennison Corp. (N)                               12,400             727
Bemis Co.                                              19,500             599
BHP Billiton, Ltd. - ADR (N)                           31,000           1,308

                                                          Select Value Fund  129

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bowater, Inc. (N)                                      35,130             713
Brush Engineered Materials, Inc. (AE)(N)               22,145             511
Chemtura Corp. (N)                                     51,200             441
Commercial Metals Co.                                  15,956             362
Diversa Corp. (AE)(N)                                  19,830             186
Dow Chemical Co. (The)                                 43,910           1,518
EI Du Pont de Nemours & Co. (N)                        50,350           1,997
Freeport-McMoRan Copper & Gold, Inc. Class B            9,700             529
Gold Kist, Inc. (AE)(N)                                29,691             415
International Paper Co.                                48,250           1,656
IPSCO, Inc.                                             6,200             584
Lubrizol Corp.                                         14,700             629
Lyondell Chemical Co.                                  25,900             577
Masco Corp. (N)                                        64,570           1,726
MeadWestvaco Corp. (N)                                 30,000             784
Modtech Holdings, Inc. (AE)(N)                         43,809             289
Nalco Holding Co. (AE)                                 11,090             187
Packaging Corp. of America                             35,200             807
Phelps Dodge Corp.                                      8,000             699
PPG Industries, Inc.                                   18,660           1,148
Praxair, Inc.                                          10,200             559
Precision Castparts Corp.                              34,400           2,052
RPM International, Inc. (N)                            33,100             620
Sherwin-Williams Co. (The) (N)                          7,950             402
Smurfit-Stone Container Corp. (AE)(N)                  16,670             169
Spartech Corp.                                         20,349             470
Syngenta AG - ADR (N)                                  31,960             919
Teck Cominco, Ltd. Class B                              3,800             251
Temple-Inland, Inc.                                     9,900             421
Valspar Corp.                                          21,500             530
Worthington Industries, Inc. (N)                       16,694             341
                                                                 ------------
                                                                       30,905
                                                                 ------------

Miscellaneous - 2.9%
3M Co.                                                 13,500             950
General Electric Co.                                   72,100           2,357
Honeywell International, Inc.                          32,300           1,250
Johnson Controls, Inc.                                 26,620           2,043
Textron, Inc.                                          38,100           3,426
Trinity Industries, Inc. (N)                           29,550             988
Tyco International, Ltd.                                7,610             198
                                                                 ------------
                                                                       11,212
                                                                 ------------

Other Energy - 5.0%
Apache Corp.                                           10,540             743
Chesapeake Energy Corp. (N)                           111,300           3,662
Devon Energy Corp.                                     39,520           2,555
Diamond Offshore Drilling, Inc. (N)                    15,600           1,231
Encore Acquisition Co. (AE)(N)                         18,749             571
EOG Resources, Inc.                                    29,210           2,166
Global Industries, Ltd. (AE)                           25,196             420

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hanover Compressor Co. (AE)(N)                         31,699             602
James River Coal Co. (AE)(N)                            9,319             203
Matrix Service Co. (AE)(N)                             43,652             525
National-Oilwell Varco, Inc. (AE)(N)                   31,700           2,125
Noble Corp. (N)                                         2,550             183
Transocean, Inc. (AE)                                  22,800           1,761
Valero Energy Corp.                                    28,100           1,895
Whiting Petroleum Corp. (AE)(N)                        11,929             557
                                                                 ------------
                                                                       19,199
                                                                 ------------

Producer Durables - 6.6%
Agilent Technologies, Inc. (AE)                       104,900           2,983
American Power Conversion Corp.                        59,600           1,006
Applied Signal Technology, Inc. (N)                    18,807             288
BE Aerospace, Inc. (AE)                                21,356             529
Boeing Co.                                             41,400           3,205
C&D Technologies, Inc. (N)                             73,094             519
Champion Enterprises, Inc. (AE)(N)                     38,809             257
Cooper Industries, Ltd. Class A                         7,540             650
Crane Co.                                              10,578             406
Deere & Co.                                            24,980           1,813
Diebold, Inc. (N)                                      15,500             626
Esterline Technologies Corp. (AE)(N)                   12,140             514
Federal Signal Corp. (N)                               35,412             529
General Cable Corp. (AE)(N)                            18,635             665
IDEX Corp.                                              8,608             374
Illinois Tool Works, Inc.                               4,220             193
Koninklijke Philips Electronics NV                      3,400             112
Lockheed Martin Corp.                                  37,980           3,026
Northrop Grumman Corp.                                 32,620           2,159
Robbins & Myers, Inc. (N)                              16,086             431
Teradyne, Inc. (AE)                                    30,900             406
Terex Corp. (AE)                                       27,700           1,242
United Technologies Corp.                              46,560           2,896
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             12,677             402
WW Grainger, Inc. (N)                                   7,580             471
                                                                 ------------
                                                                       25,702
                                                                 ------------

Technology - 5.0%
Advanced Micro Devices, Inc. (AE)                      13,000             252
Analog Devices, Inc.                                   28,260             914
Avid Technology, Inc. (AE)(N)                          11,233             396
Broadcom Corp. Class A (AE)                            17,800             427
Cisco Systems, Inc. (AE)                               21,590             385
Corning, Inc. (AE)                                     74,700           1,425
Dell, Inc. (AE)                                        17,910             388

 130  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Filenet Corp. (AE)                                     10,463             333
Freescale Semiconductor, Inc. Class A (AE)             15,900             455
General Dynamics Corp.                                 39,800           2,667
Harris Corp.                                           10,300             469
Hewlett-Packard Co.                                   132,400           4,225
Intel Corp.                                            89,860           1,618
International Business Machines Corp.                   8,400             650
Internet Security Systems, Inc. (AE)                   13,686             308
Linear Technology Corp.                                17,500             566
Mantech International Corp. Class A (AE)               15,480             436
Micron Technology, Inc. (AE)                           27,200             424
Oracle Corp. (AE)                                      51,120             765
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)(N)                                   14,923             314
Symantec Corp. (AE)                                    14,100             245
Trimble Navigation, Ltd. (AE)                          16,600             797
Varian, Inc. (AE)(N)                                    7,774             350
Western Digital Corp. (AE)                             37,600             660
                                                                 ------------
                                                                       19,469
                                                                 ------------

Utilities - 9.7%
Alaska Communications Systems Group, Inc. (N)          38,444             476
Alltel Corp.                                           57,300           3,161
Ameren Corp. (N)                                        5,600             289
America Movil SA de CV
   Series L                                            62,300           2,229
AT&T, Inc.                                             86,600           2,597
Atmos Energy Corp. (N)                                 13,600             391
BellSouth Corp.                                        13,700             537
China Mobile, Ltd. - ADR (N)                           73,100           2,363
Citizens Communications Co.                            62,600             803
Comcast Corp. Class A (AE)                             43,800           1,506
Consolidated Edison, Inc. (N)                           6,600             309
Dominion Resources, Inc.                               40,450           3,175
Embarq Corp. (AE)                                       9,477             429
Entergy Corp.                                          11,120             857
Exelon Corp.                                           22,060           1,277
FPL Group, Inc. (N)                                    73,910           3,189
Level 3 Communications, Inc. (AE)(N)                   65,000             254
NII Holdings, Inc. (AE)                                19,300           1,019
NiSource, Inc.                                         25,900             589
Northeast Utilities                                    48,600           1,089
NSTAR                                                  19,900             620
Oneok, Inc.                                            13,200             491
PPL Corp.                                              56,290           1,915
Progress Energy, Inc. - CVO                             1,300               1
Public Service Enterprise Group, Inc.                   7,700             519
SCANA Corp.                                             7,200             288

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sprint Nextel Corp.                                    98,310           1,947
TECO Energy, Inc.                                      21,900             349
TXU Corp.                                               8,880             570
Verizon Communications, Inc.                           62,540           2,115
Vodafone Group PLC - ADR (AE)                          69,434           1,505
Windstream Corp. (AE)                                  51,405             644
                                                                 ------------
                                                                       37,503
                                                                 ------------

TOTAL COMMON STOCKS
(cost $323,782)                                                       371,026
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.3%
Russell Investment Company Money Market Fund       15,661,000          15,661
United States Treasury Bills (c)(z)(sec.)
   4.885% due 09/14/06                                  1,100           1,094
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $16,755)                                                         16,755
                                                                 ------------

OTHER SECURITIES - 11.7%
Russell Investment Company Money Market Fund (X)   13,271,474          13,271
State Street Securities Lending Quality Trust
   (X)                                             32,246,167          32,246
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $45,517)                                                         45,517
                                                                 ------------

TOTAL INVESTMENTS - 111.8%
(identified cost $386,054)                                            433,298

OTHER ASSETS AND LIABILITIES,
NET - (11.8%)                                                         (45,592)
                                                                 ------------

NET ASSETS - 100.0%                                                   387,706
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  131

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 09/06 (29)                              10,751                456

S&P 500 E-Mini Index (CME)
   expiration date 09/06 (56)                               3,589                 41

S&P 500 Index (CME)
   expiration date 09/06 (8)                                2,564                 26
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        523
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 132  Select Value Fund

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ffl) In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

ARS - Argentine peso                     HKD - Hong Kong dollar                   PHP - Philippine peso
AUD - Australian dollar                  HUF - Hungarian forint                   PKR - Pakistani rupee
BRL - Brazilian real                     IDR - Indonesian rupiah                  PLN - Polish zloty
CAD - Canadian dollar                    ILS - Israeli shekel                     RUB - Russian ruble
CHF - Swiss franc                        INR - Indian rupee                       SEK - Swedish krona
CLP - Chilean peso                       ISK - Iceland Krona                      SGD - Singapore dollar
CNY - Chinese renminbi yuan              ITL - Italian lira                       SKK - Slovakian koruna
COP - Colombian peso                     JPY - Japanese yen                       THB - Thai baht
CRC - Costa Rica colon                   KES - Kenyan schilling                   TRY - Turkish lira
CZK - Czech koruna                       KRW - South Korean won                   TWD - Taiwanese dollar
DKK - Danish krone                       MXN - Mexican peso                       USD - United States dollar
EGP - Egyptian pound                     MYR - Malaysian ringgit                  VEB - Venezuelan bolivar
EUR - Euro                               NOK - Norwegian krone                    VND - Vietnamese dong
GBP - British pound sterling             NZD - New Zealand dollar                 ZAR - South African rand
                                         PEN - Peruvian nouveau sol

                                          Notes to Schedules of Investments  133

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on eleven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of

 134  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

                                                  Notes to Quarterly Report  135

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2006, are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Fixed Income I and Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2006, there were no unfunded loan commitments in the Fixed Income III Fund.

 136  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2006 the Fixed Income III Fund had cash collateral balances of $103,462 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond, Fixed Income I, Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only

                                                  Notes to Quarterly Report  137

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended July 31, 2006 for the following Funds were as follows:

                                                 INTERNATIONAL FUND             FIXED INCOME I FUND
                                            ----------------------------    ----------------------------
                                             NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                             CONTRACTS        RECEIVED       CONTRACTS        RECEIVED
   -----------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                       21    $     81,235             272    $    121,622
   Opened                                            532       2,682,168             857         448,267
   Closed                                           (413)     (1,962,312)           (128)        (82,016)
   Expired                                           (12)        (73,905)           (441)       (120,717)
                                            ------------    ------------    ------------    ------------
   Outstanding July 31, 2006                         128    $    727,186             560    $    367,156
                                            ============    ============    ============    ============

 138  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                               FIXED INCOME III FUND           EMERGING MARKETS FUND
                                            ----------------------------    ----------------------------
                                             NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                             CONTRACTS        RECEIVED       CONTRACTS        RECEIVED
   -----------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                      182    $    174,564             286    $    723,862
   Opened                                            595         644,696           2,643       3,968,984
   Closed                                            (39)        (58,120)         (2,153)     (3,583,042)
   Expired                                          (389)       (110,108)             --              --
                                            ------------    ------------    ------------    ------------
   Outstanding July 31, 2006                         349    $    651,032             776    $  1,109,804
                                            ============    ============    ============    ============

                                              SHORT DURATION BOND FUND
                                            ----------------------------
                                             NUMBER OF        PREMIUMS
                                             CONTRACTS        RECEIVED
   ---------------------------------------------------------------------
   Outstanding October 31, 2005                      160    $    321,656
   Opened                                            262         625,159
   Closed                                             (4)        (69,050)
   Expired                                            (3)        (98,515)
                                            ------------    ------------
   Outstanding July 31, 2006                         415    $    779,250
                                            ============    ============

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of July 31, 2006, the non-cash collateral received for the securities on loan in the Equity II Fund and International Fund was $12,133 and $2,901,729 respectively. The non-cash collateral was made up of a pool of US Government securities.

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Investment Company's Money Market Fund (one of the Funds of the Investment Company not presented herein). As of July 31, 2006, $634,284,703 of the Money Market Fund's net assets represents investment by the Funds presented herein, and $1,175,095,402 represents investment of other RIC Funds not presented herein.

                                                  Notes to Quarterly Report  139

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              EQUITY I          EQUITY II           EQUITY Q
   ---------------------------------------------------------------------------------------------
   Cost of Investments                    $  1,445,110,596   $    768,018,623   $  1,407,646,614
                                          ================   ================   ================
   Unrealized Appreciation                $    168,604,084   $     72,525,528   $    201,986,689
   Unrealized Depreciation                     (33,987,035)       (29,436,381)       (35,892,879)
                                          ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                       $    134,617,049   $     43,089,147   $    166,093,810
                                          ================   ================   ================

                                           INTERNATIONAL      FIXED INCOME I    FIXED INCOME III   EMERGING MARKETS
   ----------------------------------------------------------------------------------------------------------------
   Cost of Investments                    $  1,860,790,602   $  1,904,278,869   $    988,771,354   $    862,555,507
                                          ================   ================   ================   ================
   Unrealized Appreciation                $    356,823,959   $      8,773,406   $     10,146,312   $    269,940,617
   Unrealized Depreciation                     (25,275,222)       (28,044,843)       (13,766,323)       (26,088,863)
                                          ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                       $    331,548,737   $    (19,271,437)  $     (3,620,011)  $    243,851,754
                                          ================   ================   ================   ================

                                            REAL ESTATE       SHORT DURATION
                                             SECURITIES            BOND          SELECT GROWTH       SELECT VALUE
   ----------------------------------------------------------------------------------------------------------------
   Cost of Investments                    $  1,314,937,810   $  1,144,722,539   $    203,455,815   $    387,772,658
                                          ================   ================   ================   ================
   Unrealized Appreciation                $    653,947,703   $      1,250,409   $     17,065,399   $     55,913,547
   Unrealized Depreciation                      (2,553,002)       (14,633,670)        (8,434,266)       (10,388,415)
                                          ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                       $    651,394,701   $    (13,383,261)  $      8,631,133   $     45,525,132
                                          ================   ================   ================   ================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

 140  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund - 1.0%
   Aames Mortgage Investment Trust              09/08/05         1,116,116             99.98             1,116             1,117
   Aiful Corp.                                  08/03/05           300,000             98.74               296               288
   ASIF Global Financing                        05/18/05           340,000             97.98               333               326
   DG Funding Trust                             11/11/03                94         10,537.13               990               994
   Glitnir Banki HF                             06/12/06           450,000             99.92               440               451
   Glitnir Banki HF                             07/21/06           270,000            100.00               270               271
   Kaupthing Bank Hf                            05/12/06         1,250,000             99.48             1,243             1,263
   Mastr Reperforming Loan Trust                03/09/05           718,309            102.33               735               715
   Morgan Stanley Capital I                     07/28/06         2,775,000            100.00             2,775             2,776
   RAAC Series                                  05/08/06         1,383,031            100.00             1,383             1,386
   Rabobank Capital Funding II                  05/23/05            20,000            101.80                20                19
   Rabobank Capital Funding Trust               05/19/05            40,000            100.77                40                37
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           300,000            100.90               303               306
   Shinsei Finance Cayman, Ltd.                 02/16/06           400,000            100.00               400               387
   Sigma Finance, Inc.                          07/26/06           690,000            100.00               690               690
   TNK-BP Finance SA                            07/13/06           400,000             99.82               399               404
   Truman Capital Mortgage Loan Trust           07/27/06         2,000,000            100.00             2,000             2,000
                                                                                                                  --------------
                                                                                                                          13,430
                                                                                                                  ==============
   Fixed Income III Fund - 2.2%
   American International Group, Inc.           07/18/06           300,000            100.01               300               300
   Ameriquest Mortgage Securities,
      Inc.                                      07/06/06           600,478            100.05               601               601
   Credit Suisse First Boston Mortgage
      Securities Corp.                          11/16/05           599,518             99.90               599               600
   DG Funding Trust                             11/04/03                59         10,537.12               622               624
   Delta Air Lines, Inc.                        07/27/06           135,000            111.25               150               139
   GS Mortgage Securities Corp. II              07/11/06           305,000             98.11               299               299
   Glitnir Banki HF                             06/12/06           310,000            100.00               310               311
   HBOS Treasury Services PLC                   07/11/06           600,000            100.00               600               600
   Hanarotelecom, Inc.                          01/25/05           400,000            100.13               401               382
   JBS SA                                       01/25/05           100,000            100.00               100               100
   Kaupthing Bank Hf                            05/12/06           420,000             99.62               418               425
   Southern Copper Corp.                        05/04/06           835,000             98.41               822               833
   Southern Copper Corp.                        05/10/06           140,000             97.30               136               140
   TNK-BP Finance SA                            07/13/06           540,000             99.72               538               546
                                                                                                                  --------------
                                                                                                                           5,900
                                                                                                                  ==============
   Emerging Markets Fund - 1.7%
   NovaTek OAO                                  07/21/05            52,500          2,045.22             1,074             2,341
   Holcim Ecuador SA                            07/24/96            10,500          1,266.67               133               441
   Bank of Communications Co., Ltd.             07/26/06           760,000             63.00               479               478
                                                                                                                  --------------
                                                                                                                           3,260
                                                                                                                  ==============

                                                  Notes to Quarterly Report  141

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Short Duration Bond Fund - 0.2%
   DG Funding Trust                           11/10/2003               219         10,537.12             2,308             2,315
   Metropolitan Life Global Funding I          7/18/2006         4,000,000             99.97             3,999             4,033
                                                                                                                  --------------
                                                                                                                           6,348
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

 142  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                            Shareholder Requests for Additional Information  143

(RUSSELL LOGO)

RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-068 (1 07/06)

ITEM 2. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT COMPANY


By:    /s/ Greg J. Stark
     ---------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date: September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Greg J. Stark
     ---------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:   September 22, 2006



By:    /s/ Mark E. Swanson
     ---------------------------------------------------------------------------
         Mark E. Swanson
         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:   September 22, 2006